Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund

(Unaudited)
Security Description Shares Value
Common Stocks (99.3%)
Communication Services (3.9%):
Alphabet, Inc. , Class A ................................................... 322 $ 53,404
AT&T, Inc. ........................................................... 3,663 80,586
Charter Communications, Inc. , Class A (a) ..................................... 102 33,056
Comcast Corp. , Class A .................................................. 1,681 70,215
Electronic Arts, Inc. ..................................................... 541 77,601
Fox Corp. , Class A ...................................................... 1,665 70,479
Liberty Media Corp.-Liberty Formula One , Series C (a) ............................ 802 62,099
Live Nation Entertainment, Inc. (a) ........................................... 516 56,497
Meta Platforms, Inc. , Class A .............................................. 69 39,498
Netflix, Inc. (a) ......................................................... 70 49,649
News Corp. , Class A ..................................................... 2,358 62,794
Omnicom Group, Inc. .................................................... 688 71,132
Pinterest, Inc. , Class A (a) ................................................. 1,059 34,280
The Interpublic Group of Cos., Inc. .......................................... 2,108 66,676
The Trade Desk, Inc. , Class A (a) ............................................ 304 33,334
The Walt Disney Co. .................................................... 580 55,790
T-Mobile US, Inc. ...................................................... 542 111,847
Verizon Communications, Inc. .............................................. 1,635 73,428
Warner Music Group Corp. , Class A ......................................... 1,732 54,212
1,156,577
Consumer Discretionary (9.3%):
Airbnb, Inc. , Class A (a) .................................................. 364 46,159
Amazon.com, Inc. (a) .................................................... 295 54,967
Aptiv PLC (a) .......................................................... 536 38,597
AutoZone, Inc. (a) ....................................................... 22 69,301
Best Buy Co., Inc. ...................................................... 402 41,527
Booking Holdings, Inc. ................................................... 13 54,758
Burlington Stores, Inc. (a) ................................................. 144 37,941
CarMax, Inc. (a) ........................................................ 478 36,988
Carvana Co. (a) ......................................................... 107 18,630
Cava Group, Inc. (a) ..................................................... 223 27,619
Chewy, Inc. , Class A (a) .................................................. 766 22,436
Chipotle Mexican Grill, Inc. (a) ............................................. 883 50,878
Coupang, Inc. (a) ....................................................... 1,722 42,275
D.R. Horton, Inc. ....................................................... 219 41,779
Darden Restaurants, Inc. .................................................. 427 70,083
Deckers Outdoor Corp. (a) ................................................. 230 36,673
Dick's Sporting Goods, Inc. ................................................ 148 30,888
Domino's Pizza, Inc. ..................................................... 119 51,187
eBay, Inc. ............................................................ 999 65,045
Expedia Group, Inc. (a) ................................................... 251 37,153
Floor & Decor Holdings, Inc. , Class A (a) ...................................... 325 40,355
Ford Motor Co. ........................................................ 3,301 34,859
Garmin Ltd. ........................................................... 304 53,513
General Motors Co. ..................................................... 1,007 45,154
Genuine Parts Co. ...................................................... 426 59,504
Hilton Worldwide Holdings, Inc. ............................................ 355 81,827
Hyatt Hotels Corp. , Class A ................................................ 365 55,553
Las Vegas Sands Corp. ................................................... 1,325 66,700
Lennar Corp. , Class A .................................................... 247 46,308
Lowe's Cos., Inc. ....................................................... 247 66,900
Marriott International, Inc. , Class A .......................................... 293 72,840
McDonald's Corp. ...................................................... 272 82,827
MGM Resorts International (a) .............................................. 1,134 44,328
NIKE, Inc. , Class B ..................................................... 472 41,725
NVR, Inc. (a) .......................................................... 6 58,871
O'Reilly Automotive, Inc. (a) ............................................... 64 73,702
Penske Automotive Group, Inc. ............................................. 332 53,923
Pool Corp. ............................................................ 128 48,230
PulteGroup, Inc. ........................................................ 347 49,805
Ross Stores, Inc. ....................................................... 469 70,589

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Royal Caribbean Cruises Ltd. .............................................. 250 $ 44,340
Service Corp. International ................................................ 877 69,222
Starbucks Corp. ........................................................ 363 35,389
Tesla, Inc. (a) .......................................................... 118 30,872
Texas Roadhouse, Inc. ................................................... 352 62,163
The Home Depot, Inc. ................................................... 186 75,367
The TJX Cos., Inc. ...................................................... 679 79,810
Toll Brothers, Inc. ...................................................... 266 41,094
TopBuild Corp. (a) ...................................................... 87 35,392
Tractor Supply Co. ...................................................... 220 64,005
Ulta Beauty, Inc. (a) ..................................................... 123 47,862
Williams-Sonoma, Inc. ................................................... 229 35,477
Wingstop, Inc. ......................................................... 104 43,272
Yum! Brands, Inc. ...................................................... 667 93,187
2,779,849
Consumer Staples (8.5%):
Altria Group, Inc. ....................................................... 1,441 73,549
Archer-Daniels-Midland Co. ............................................... 633 37,815
Brown-Forman Corp. , Class B ............................................. 1,326 65,239
Bunge Global SA ....................................................... 577 55,761
Campbell Soup Co. ..................................................... 1,373 67,167
Casey's General Stores, Inc. ............................................... 133 49,969
Church & Dwight Co., Inc. ................................................ 891 93,306
Coca-Cola Consolidated, Inc. .............................................. 30 39,492
Colgate-Palmolive Co. ................................................... 941 97,685
Conagra Brands, Inc. .................................................... 2,134 69,398
Constellation Brands, Inc. , Class A .......................................... 309 79,626
Costco Wholesale Corp. .................................................. 78 69,149
Dollar General Corp. .................................................... 345 29,177
General Mills, Inc. ...................................................... 996 73,555
Hormel Foods Corp. ..................................................... 1,564 49,579
Kenvue, Inc. .......................................................... 2,312 53,477
Keurig Dr. Pepper, Inc. ................................................... 2,313 86,691
Kimberly-Clark Corp. .................................................... 521 74,128
McCormick & Co., Inc. .................................................. 744 61,231
Molson Coors Beverage Co. , Class B ......................................... 1,150 66,148
Mondelez International, Inc. , Class A ......................................... 1,158 85,310
Monster Beverage Corp. (a) ................................................ 1,342 70,012
PepsiCo, Inc. .......................................................... 489 83,154
Performance Food Group Co. (a) ............................................ 769 60,267
Philip Morris International, Inc. ............................................. 707 85,830
Sysco Corp. ........................................................... 936 73,064
Target Corp. .......................................................... 291 45,355
The Clorox Co. ........................................................ 414 67,445
The Coca-Cola Co. ...................................................... 1,611 115,766
The Estee Lauder Cos., Inc. ............................................... 401 39,976
The Hershey Co. ....................................................... 347 66,548
The J.M. Smucker Co. ................................................... 555 67,210
The Kraft Heinz Co. ..................................................... 1,976 69,377
The Kroger Co. ........................................................ 1,279 73,287
The Procter & Gamble Co. ................................................ 551 95,433
U.S. Foods Holding Corp. (a) ............................................... 1,022 62,853
Walmart, Inc. .......................................................... 1,056 85,272
2,538,301
Energy (4.7%):
Baker Hughes Co. ...................................................... 1,625 58,744
Cheniere Energy, Inc. .................................................... 429 77,151
Chevron Corp. ......................................................... 511 75,255
ConocoPhillips Co. ..................................................... 641 67,484
Coterra Energy, Inc. ..................................................... 2,628 62,941
Devon Energy Corp. ..................................................... 1,367 53,477
Diamondback Energy, Inc. ................................................ 292 50,341

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
EOG Resources, Inc. .................................................... 520 $ 63,924
EQT Corp. ............................................................ 1,340 49,097
Exxon Mobil Corp. ..................................................... 649 76,076
Halliburton Co. ........................................................ 1,808 52,522
Kinder Morgan, Inc. ..................................................... 4,019 88,780
Marathon Petroleum Corp. ................................................ 279 45,452
Occidental Petroleum Corp. ............................................... 1,218 62,776
ONEOK, Inc. .......................................................... 853 77,734
Ovintiv, Inc. .......................................................... 1,213 46,470
Permian Resources Corp. ................................................. 3,489 47,485
Phillips 66 Co. ......................................................... 410 53,894
Schlumberger NV ...................................................... 1,256 52,689
Targa Resources Corp. ................................................... 484 71,637
Texas Pacific Land Corp. ................................................. 40 35,390
The Williams Cos., Inc. .................................................. 1,741 79,477
Valero Energy Corp. ..................................................... 338 45,640
1,394,436
Financials (18.4%):
Aflac, Inc. ............................................................ 620 69,316
Ally Financial, Inc. ...................................................... 1,028 36,586
American Express Co. ................................................... 241 65,359
American Financial Group, Inc. ............................................. 576 77,530
American International Group, Inc. .......................................... 931 68,177
Ameriprise Financial, Inc. ................................................. 173 81,277
Aon PLC , Class A ...................................................... 186 64,354
Apollo Global Management, Inc. ............................................ 411 51,338
Arch Capital Group Ltd. (a) ................................................ 616 68,918
Ares Management Corp. , Class A ........................................... 366 57,037
Arthur J. Gallagher & Co. ................................................. 264 74,282
Bank of America Corp. ................................................... 1,531 60,750
Berkshire Hathaway, Inc. , Class B (a) ......................................... 225 103,558
BlackRock, Inc. ........................................................ 84 79,759
Blackstone, Inc. ........................................................ 333 50,992
Block, Inc. (a) .......................................................... 448 30,074
Blue Owl Capital, Inc. ................................................... 2,642 51,149
Brown & Brown, Inc. .................................................... 724 75,006
Capital One Financial Corp. ............................................... 388 58,095
Cboe Global Markets, Inc. ................................................ 333 68,222
Chubb Ltd. ........................................................... 295 85,075
Cincinnati Financial Corp. ................................................ 501 68,196
Citigroup, Inc. ......................................................... 922 57,717
Citizens Financial Group, Inc. .............................................. 1,087 44,643
CME Group, Inc. ....................................................... 380 83,847
Coinbase Global, Inc. , Class A (a) ........................................... 99 17,639
Corebridge Financial, Inc. ................................................. 1,666 48,581
East West Bancorp, Inc. .................................................. 609 50,389
Equitable Holdings, Inc. .................................................. 1,476 62,036
Erie Indemnity Co. , Class A ............................................... 112 60,460
Everest Group Ltd. ...................................................... 151 59,166
FactSet Research Systems, Inc. ............................................. 154 70,817
Fidelity National Financial, Inc. ............................................ 995 61,750
Fidelity National Information Services, Inc. .................................... 773 64,739
Fifth Third Bancorp ..................................................... 1,247 53,421
First Citizens Bancshares, Inc. , Class A ....................................... 24 44,183
Fiserv, Inc. (a) .......................................................... 490 88,028
Global Payments, Inc. .................................................... 457 46,806
Huntington Bancshares, Inc. ............................................... 3,592 52,802
Interactive Brokers Group, Inc. ............................................. 474 66,057
Intercontinental Exchange, Inc. ............................................. 577 92,689
Jack Henry & Associates, Inc. .............................................. 449 79,266
Jefferies Financial Group, Inc. .............................................. 992 61,058
JPMorgan Chase & Co. .................................................. 328 69,162
KeyCorp. ............................................................ 2,510 42,042

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Kinsale Capital Group, Inc. ................................................ 66 $ 30,728
KKR & Co., Inc. ....................................................... 363 47,400
Loews Corp. .......................................................... 1,177 93,042
LPL Financial Holdings, Inc. ............................................... 200 46,526
M&T Bank Corp. ....................................................... 313 55,752
Markel Group, Inc. (a) .................................................... 45 70,586
Marsh & McLennan Cos., Inc. ............................................. 414 92,359
Mastercard, Inc. , Class A ................................................. 184 90,859
MetLife, Inc. .......................................................... 949 78,273
Moody's Corp. ......................................................... 145 68,816
Morgan Stanley ........................................................ 590 61,502
Morningstar, Inc. ....................................................... 213 67,973
MSCI, Inc. ........................................................... 81 47,217
Nasdaq, Inc. .......................................................... 995 72,645
Northern Trust Corp. .................................................... 672 60,500
PayPal Holdings, Inc. (a) .................................................. 561 43,775
Principal Financial Group, Inc. ............................................. 907 77,911
Prudential Financial, Inc. ................................................. 527 63,820
Raymond James Financial, Inc. ............................................. 559 68,455
Regions Financial Corp. .................................................. 2,263 52,796
Reinsurance Group of America, Inc. ......................................... 287 62,529
RenaissanceRe Holdings Ltd. .............................................. 253 68,917
Robinhood Markets, Inc. , Class A (a) ......................................... 1,261 29,533
Rocket Cos., Inc. , Class A (a) ............................................... 1,384 26,559
Ryan Specialty Holdings, Inc. .............................................. 789 52,382
S&P Global, Inc. ....................................................... 174 89,892
State Street Corp. ....................................................... 770 68,122
Synchrony Financial ..................................................... 970 48,384
T. Rowe Price Group, Inc. ................................................. 572 62,308
The Allstate Corp. ...................................................... 362 68,653
The Bank of New York Mellon Corp. ......................................... 1,200 86,232
The Charles Schwab Corp. ................................................ 817 52,950
The Goldman Sachs Group, Inc. ............................................ 126 62,384
The Hartford Financial Services Group, Inc. .................................... 649 76,329
The PNC Financial Services Group, Inc. ...................................... 316 58,413
The Progressive Corp. ................................................... 272 69,023
The Travelers Cos., Inc. .................................................. 291 68,129
Tradeweb Markets, Inc. , Class A ............................................ 567 70,121
U.S. Bancorp .......................................................... 1,164 53,230
Visa, Inc. , Class A ...................................................... 339 93,208
W.R. Berkley Corp. ..................................................... 1,094 62,063
Wells Fargo & Co. ...................................................... 976 55,134
5,497,778
Health Care (11.2%):
Abbott Laboratories ..................................................... 691 78,781
AbbVie, Inc. .......................................................... 372 73,463
Agilent Technologies, Inc. ................................................. 379 56,274
Align Technology, Inc. (a) ................................................. 153 38,911
Amgen, Inc. ........................................................... 166 53,487
Avantor, Inc. (a) ........................................................ 1,691 43,746
Becton Dickinson & Co. .................................................. 324 78,116
Biogen, Inc. (a) ......................................................... 259 50,205
BioMarin Pharmaceutical, Inc. (a) ........................................... 587 41,260
Bio-Techne Corp. ....................................................... 518 41,404
Boston Scientific Corp. (a) ................................................. 1,022 85,644
Cardinal Health, Inc. .................................................... 582 64,323
Cencora, Inc. .......................................................... 352 79,228
Centene Corp. (a) ....................................................... 703 52,922
CVS Health Corp. ...................................................... 775 48,732
Danaher Corp. ......................................................... 235 65,335
DaVita, Inc. (a) ......................................................... 340 55,736
Dexcom, Inc. (a) ........................................................ 337 22,592
Edwards Lifesciences Corp. (a) ............................................. 440 29,036

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Elevance Health, Inc. .................................................... 132 $ 68,640
Eli Lilly & Co. ......................................................... 49 43,411
GE HealthCare Technologies, Inc. ........................................... 548 51,430
Gilead Sciences, Inc. .................................................... 709 59,443
HCA Healthcare, Inc. .................................................... 155 62,997
Hologic, Inc. (a) ........................................................ 1,111 90,502
Humana, Inc. .......................................................... 117 37,059
IDEXX Laboratories, Inc. (a) ............................................... 113 57,090
Incyte Corp. (a) ......................................................... 855 56,515
Insulet Corp. (a) ........................................................ 172 40,033
Intuitive Surgical, Inc. (a) ................................................. 107 52,566
IQVIA Holdings, Inc. (a) .................................................. 186 44,076
Johnson & Johnson ..................................................... 541 87,674
Labcorp Holdings, Inc. ................................................... 275 61,457
McKesson Corp. ....................................................... 118 58,342
Medtronic PLC ........................................................ 885 79,676
Merck & Co., Inc. ...................................................... 558 63,366
Mettler-Toledo International, Inc. (a) ......................................... 29 43,491
Molina Healthcare, Inc. (a) ................................................ 134 46,171
Neurocrine Biosciences, Inc. (a) ............................................. 318 36,640
Quest Diagnostics, Inc. ................................................... 444 68,931
Regeneron Pharmaceuticals, Inc. (a) .......................................... 70 73,587
ResMed, Inc. .......................................................... 144 35,153
Revvity, Inc. .......................................................... 390 49,822
Sarepta Therapeutics, Inc. (a) ............................................... 192 23,979
Solventum Corp. (a) ..................................................... 572 39,880
STERIS PLC .......................................................... 274 66,456
Stryker Corp. .......................................................... 207 74,781
Teleflex, Inc. .......................................................... 211 52,184
Tenet Healthcare Corp. (a) ................................................. 263 43,711
The Cigna Group ....................................................... 207 71,713
The Cooper Cos., Inc. (a) .................................................. 485 53,515
Thermo Fisher Scientific, Inc. .............................................. 113 69,898
United Therapeutics Corp. (a) .............................................. 134 48,019
UnitedHealth Group, Inc. ................................................. 99 57,883
Universal Health Services, Inc. , Class B ....................................... 232 53,130
Veeva Systems, Inc. , Class A (a) ............................................. 225 47,221
Waters Corp. (a) ........................................................ 138 49,665
West Pharmaceutical Services, Inc. .......................................... 124 37,220
Zimmer Biomet Holdings, Inc. ............................................. 657 70,923
Zoetis, Inc. ........................................................... 293 57,246
3,344,691
Industrials (18.9%):
3M Co. .............................................................. 286 39,096
A.O. Smith Corp. ....................................................... 724 65,037
Advanced Drainage Systems, Inc. ........................................... 247 38,818
AECOM ............................................................. 652 67,332
Allegion PLC ......................................................... 452 65,874
Amentum Holdings, Inc. (a) ................................................ 499 16,093
AMETEK, Inc. ........................................................ 397 68,169
Automatic Data Processing, Inc. ............................................ 353 97,686
Axon Enterprise, Inc. (a) .................................................. 110 43,956
Booz Allen Hamilton Holding Corp. ......................................... 334 54,362
Broadridge Financial Solutions, Inc. ......................................... 355 76,336
Builders FirstSource, Inc. (a) ............................................... 177 34,313
C.H. Robinson Worldwide, Inc. ............................................. 405 44,700
Carlisle Cos., Inc. ....................................................... 129 58,018
Carrier Global Corp. ..................................................... 672 54,089
Caterpillar, Inc. ........................................................ 159 62,188
Cintas Corp. .......................................................... 369 75,970
Clean Harbors, Inc. (a) ................................................... 239 57,769
Comfort Systems USA, Inc. ............................................... 93 36,303
Copart, Inc. (a) ......................................................... 1,426 74,722

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
CSX Corp. ............................................................ 2,447 $ 84,495
Cummins, Inc. ......................................................... 189 61,196
Curtiss-Wright Corp. .................................................... 226 74,284
Deere & Co. .......................................................... 158 65,938
Delta Air Lines, Inc. ..................................................... 1,065 54,091
Dover Corp. ........................................................... 372 71,327
Eaton Corp. PLC ....................................................... 165 54,688
EMCOR Group, Inc. .................................................... 120 51,664
Emerson Electric Co. .................................................... 530 57,966
Equifax, Inc. .......................................................... 158 46,430
Expeditors International of Washington, Inc. .................................... 567 74,504
Fastenal Co. ........................................................... 985 70,349
FedEx Corp. .......................................................... 156 42,694
Fortive Corp. .......................................................... 874 68,985
GE Vernova, Inc. (a) ..................................................... 136 34,677
General Dynamics Corp. .................................................. 304 91,869
General Electric Co. ..................................................... 283 53,368
Graco, Inc. ........................................................... 912 79,809
HEICO Corp. .......................................................... 267 69,815
Honeywell International, Inc. .............................................. 443 91,573
Howmet Aerospace, Inc. .................................................. 430 43,107
Hubbell, Inc. .......................................................... 120 51,402
Huntington Ingalls Industries, Inc. ........................................... 225 59,485
IDEX Corp. ........................................................... 365 78,292
Illinois Tool Works, Inc. .................................................. 369 96,704
Ingersoll Rand, Inc. ..................................................... 597 58,601
ITT, Inc. ............................................................. 403 60,253
J.B. Hunt Transport Services, Inc. ........................................... 305 52,561
Jacobs Solutions, Inc. .................................................... 499 65,319
Johnson Controls International PLC .......................................... 762 59,139
L3Harris Technologies, Inc. ............................................... 343 81,589
Leidos Holdings, Inc. .................................................... 503 81,989
Lennox International, Inc. ................................................. 86 51,969
Lockheed Martin Corp. ................................................... 171 99,960
Masco Corp. .......................................................... 683 57,331
Nordson Corp. ......................................................... 246 64,607
Norfolk Southern Corp. .................................................. 212 52,682
Northrop Grumman Corp. ................................................. 146 77,098
Old Dominion Freight Line, Inc. ............................................ 235 46,680
Otis Worldwide Corp. .................................................... 856 88,973
Owens Corning ........................................................ 281 49,602
PACCAR, Inc. ......................................................... 601 59,307
Parker-Hannifin Corp. ................................................... 89 56,232
Paychex, Inc. .......................................................... 573 76,891
Quanta Services, Inc. .................................................... 158 47,108
Republic Services, Inc. ................................................... 488 98,010
Rockwell Automation, Inc. ................................................ 154 41,343
Rollins, Inc. ........................................................... 1,358 68,688
RTX Corp. ............................................................ 657 79,602
Snap-on, Inc. .......................................................... 222 64,316
Southwest Airlines Co. ................................................... 1,254 37,156
SS&C Technologies Holdings, Inc. .......................................... 1,049 77,846
Tetra Tech, Inc. ........................................................ 1,228 57,912
Textron, Inc. .......................................................... 691 61,209
Trane Technologies PLC .................................................. 169 65,695
TransDigm Group, Inc. ................................................... 48 68,502
Uber Technologies, Inc. (a) ................................................ 509 38,256
U-Haul Holding Co. ..................................................... 717 51,624
Union Pacific Corp. ..................................................... 321 79,120
United Airlines Holdings, Inc. (a) ............................................ 738 42,110
United Parcel Service, Inc. , Class B .......................................... 396 53,991
United Rentals, Inc. ..................................................... 51 41,296
Veralto Corp. .......................................................... 594 66,445
Verisk Analytics, Inc. .................................................... 258 69,134

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Vertiv Holdings Co. , Class A ............................................... 310 $ 30,842
W.W. Grainger, Inc. ..................................................... 70 72,717
Waste Management, Inc. .................................................. 373 77,435
Watsco, Inc. ........................................................... 109 53,615
Westinghouse Air Brake Technologies Corp. .................................... 406 73,799
XPO, Inc. (a) .......................................................... 297 31,930
Xylem, Inc. ........................................................... 515 69,540
5,619,567
Information Technology (11.6%):
Accenture PLC , Class A .................................................. 177 62,566
Adobe, Inc. (a) ......................................................... 70 36,245
Advanced Micro Devices, Inc. (a) ............................................ 197 32,324
Akamai Technologies, Inc. (a) .............................................. 516 52,090
Amphenol Corp. , Class A ................................................. 860 56,038
Analog Devices, Inc. .................................................... 190 43,732
Apple, Inc. ........................................................... 265 61,745
Applied Materials, Inc. ................................................... 175 35,359
AppLovin Corp. , Class A (a) ............................................... 253 33,029
Arista Networks, Inc. (a) .................................................. 100 38,382
Autodesk, Inc. (a) ....................................................... 201 55,371
Bentley Systems, Inc. , Class B ............................................. 905 45,983
Broadcom, Inc. ........................................................ 191 32,947
Cadence Design Systems, Inc. (a) ............................................ 167 45,262
CDW Corp. ........................................................... 260 58,838
Cisco Systems, Inc. ..................................................... 1,529 81,373
Cognizant Technology Solutions Corp. , Class A ................................. 913 70,465
Corning, Inc. .......................................................... 1,217 54,948
Corpay, Inc. (a) ......................................................... 173 54,107
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 107 30,010
Datadog, Inc. , Class A (a) ................................................. 334 38,430
Dell Technologies, Inc. , Class C ............................................ 193 22,878
DocuSign, Inc. (a) ....................................................... 657 40,793
Dynatrace, Inc. (a) ...................................................... 893 47,749
Enphase Energy, Inc. (a) .................................................. 188 21,248
Entegris, Inc. .......................................................... 301 33,872
EPAM Systems, Inc. (a) ................................................... 156 31,049
F5, Inc. (a) ............................................................ 272 59,894
Fair Isaac Corp. (a) ...................................................... 26 50,532
First Solar, Inc. (a) ...................................................... 121 30,182
Fortinet, Inc. (a) ........................................................ 450 34,897
Gartner, Inc. (a) ........................................................ 121 61,318
Gen Digital, Inc. ....................................................... 1,720 47,180
GoDaddy, Inc. , Class A (a) ................................................. 401 62,869
Hewlett Packard Enterprise Co. ............................................. 2,089 42,741
HP, Inc. .............................................................. 1,249 44,802
Intel Corp. ............................................................ 1,237 29,020
International Business Machines Corp. ........................................ 306 67,650
Intuit, Inc. ............................................................ 82 50,922
Jabil, Inc. ............................................................ 320 38,346
Keysight Technologies, Inc. (a) ............................................. 291 46,249
KLA Corp. ........................................................... 42 32,525
Lam Research Corp. ..................................................... 42 34,275
Manhattan Associates, Inc. (a) .............................................. 170 47,835
Microchip Technology, Inc. ................................................ 476 38,218
Microsoft Corp. ........................................................ 178 76,593
Monolithic Power Systems, Inc. ............................................ 31 28,659
Motorola Solutions, Inc. .................................................. 193 86,779
NetApp, Inc. .......................................................... 368 45,452
NVIDIA Corp. ......................................................... 218 26,474
NXP Semiconductors NV ................................................. 157 37,682
ON Semiconductor Corp. (a) ............................................... 381 27,664
Oracle Corp. .......................................................... 330 56,232
Palantir Technologies, Inc. , Class A (a) ........................................ 743 27,640

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Palo Alto Networks, Inc. (a) ................................................ 83 $ 28,369
PTC, Inc. (a) ........................................................... 388 70,096
Pure Storage, Inc. , Class A (a) .............................................. 535 26,878
QUALCOMM, Inc. ..................................................... 207 35,200
Roper Technologies, Inc. .................................................. 142 79,014
Salesforce, Inc. ........................................................ 156 42,699
Seagate Technology Holdings PLC .......................................... 457 50,055
ServiceNow, Inc. (a) ..................................................... 46 41,142
Skyworks Solutions, Inc. ................................................. 351 34,668
Super Micro Computer, Inc. (a) ............................................. 30 12,492
Synopsys, Inc. (a) ....................................................... 80 40,511
TE Connectivity PLC (a) .................................................. 447 67,493
Teledyne Technologies, Inc. (a) ............................................. 145 63,461
Teradyne, Inc. ......................................................... 234 31,340
Texas Instruments, Inc. ................................................... 254 52,469
Trimble, Inc. (a) ........................................................ 1,019 63,270
Tyler Technologies, Inc. (a) ................................................ 100 58,372
VeriSign, Inc. (a) ........................................................ 430 81,683
Workday, Inc. , Class A (a) ................................................. 166 40,572
Zebra Technologies Corp. (a) ............................................... 118 43,698
Zoom Video Communications, Inc. , Class A (a) .................................. 658 45,889
3,458,834
Materials (5.0%):
Air Products and Chemicals, Inc. ............................................ 174 51,807
Avery Dennison Corp. ................................................... 384 84,772
Celanese Corp. ......................................................... 424 57,647
CF Industries Holdings, Inc. ............................................... 635 54,483
Corteva, Inc. .......................................................... 792 46,562
Dow, Inc. ............................................................ 1,395 76,209
DuPont de Nemours, Inc. ................................................. 622 55,426
Eastman Chemical Co. ................................................... 629 70,417
Ecolab, Inc. ........................................................... 281 71,748
Freeport-McMoRan, Inc. ................................................. 920 45,926
International Paper Co. ................................................... 977 47,726
Linde PLC ............................................................ 201 95,849
LyondellBasell Industries NV , Class A ........................................ 787 75,473
Martin Marietta Materials, Inc. ............................................. 117 62,975
Nucor Corp. ........................................................... 354 53,220
Packaging Corp. of America ............................................... 365 78,621
PPG Industries, Inc. ..................................................... 630 83,450
Reliance, Inc. .......................................................... 188 54,372
RPM International, Inc. .................................................. 570 68,970
Steel Dynamics, Inc. ..................................................... 428 53,962
The Sherwin-Williams Co. ................................................ 184 70,227
Vulcan Materials Co. .................................................... 254 63,609
Westlake Corp. ........................................................ 351 52,752
1,476,203
Real Estate (0.5%):
CBRE Group, Inc. , Class A (a) .............................................. 440 54,771
CoStar Group, Inc. (a) .................................................... 662 49,941
Jones Lang LaSalle, Inc. (a) ................................................ 175 47,217
151,929
Utilities (7.3%):
Alliant Energy Corp. .................................................... 1,351 81,992
Ameren Corp. ......................................................... 846 73,991
American Electric Power Co., Inc. ........................................... 737 75,616
American Water Works Co., Inc. ............................................ 489 71,511
Atmos Energy Corp. ..................................................... 721 100,010
CenterPoint Energy, Inc. .................................................. 2,479 72,932
CMS Energy Corp. ...................................................... 1,215 85,815
Consolidated Edison, Inc. ................................................. 822 85,595

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Constellation Energy Corp. ................................................ 156 $ 40,563
Dominion Energy, Inc. ................................................... 1,085 62,702
DTE Energy Co. ....................................................... 599 76,918
Duke Energy Corp. ...................................................... 795 91,664
Edison International ..................................................... 875 76,204
Entergy Corp. ......................................................... 646 85,020
Evergy, Inc. ........................................................... 1,361 84,396
Exelon Corp. .......................................................... 1,693 68,651
FirstEnergy Corp. ....................................................... 1,951 86,527
NextEra Energy, Inc. .................................................... 669 56,551
NiSource, Inc. ......................................................... 2,608 90,367
NRG Energy, Inc. ....................................................... 501 45,641
PG&E Corp. .......................................................... 3,861 76,332
PPL Corp. ............................................................ 2,767 91,532
Public Service Enterprise Group, Inc. ......................................... 1,029 91,797
Sempra .............................................................. 973 81,372
The AES Corp. ........................................................ 2,295 46,038
The Southern Co. ....................................................... 955 86,122
Vistra Corp. ........................................................... 332 39,355
WEC Energy Group, Inc. ................................................. 801 77,040
Xcel Energy, Inc. ....................................................... 996 65,039
2,167,293
Total Common Stocks (Cost $21,861,301) 29,585,458
Investment Companies (0.8%)
Federated Hermes Treasury Obligations Fund, Institutional Shares , 4 .81% (b) ............ 233,341 233,341
Total Investment Companies (Cost $233,341) 233,341
Total Investments (Cost $22,094,642) — 100.1% 29,818,799
Liabilities in excess of other assets — (0.1)% (17,964)
NET ASSETS - 100.00% $ 29,800,835
(a) Non-income producing security.
(b) Rate disclosed is the daily yield on September 30, 2024.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 1 12/20/24 $ 290,067 $ 290,713 $ 646
Total unrealized appreciation $ 646
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 646

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Security Description Shares Value
Common Stocks (90.4%)
Australia (1.8%):
Communication Services (0.3%):
Telstra Group Ltd. ...................................................... 3,670,413 $ 9,821,833
Consumer Staples (0.3%):
Coles Group Ltd. (a) ..................................................... 613,280 7,643,797
Energy (0.4%):
Santos Ltd. ........................................................... 1,270,104 6,152,843
Woodside Energy Group Ltd. .............................................. 339,734 5,854,806
12,007,649
Financials (0.4%):
ANZ Group Holdings Ltd. (a) .............................................. 472,972 9,937,782
Materials (0.4%):
BHP Group Ltd. ........................................................ 235,685 7,315,524
Fortescue Ltd. ......................................................... 276,995 3,906,048
11,221,572
50,632,633
Austria (0.1%):
Energy (0.1%):
OMV AG ............................................................ 55,191 2,360,768
Utilities (0.0%):(b)
Verbund AG .......................................................... 22,183 1,835,134
4,195,902
Brazil (3.6%):
Communication Services (0.3%):
TIM SA .............................................................. 2,338,000 8,039,866
Consumer Discretionary (0.5%):
Lojas Renner SA ....................................................... 2,133,900 7,075,520
Vibra Energia SA ....................................................... 1,465,100 6,294,332
13,369,852
Consumer Staples (0.7%):
Ambev SA ............................................................ 5,299,600 12,726,746
JBS S/A ............................................................. 1,099,100 6,382,678
19,109,424
Energy (0.3%):
Petroleo Brasileiro SA , Preference Shares ..................................... 1,141,900 7,549,492
Financials (0.9%):
Banco do Brasil SA ..................................................... 2,507,600 12,513,369
BB Seguridade Participacoes SA ............................................ 1,927,700 12,564,186
Caixa Seguridade Participacoes S/A .......................................... 535,300 1,429,970
26,507,525
Health Care (0.2%):
Hypera SA ............................................................ 1,192,700 5,743,757
Materials (0.4%):
Vale SA .............................................................. 956,500 11,153,050
Real Estate (0.3%):
Multiplan Empreendimentos Imobiliarios SA ................................... 1,726,400 8,130,090
99,603,056

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Canada (2.6%):
Communication Services (0.3%):
BCE, Inc. ............................................................ 218,063 $ 7,582,136
Energy (1.4%):
Canadian Natural Resources Ltd. ............................................ 133,095 4,420,096
Enbridge, Inc. ......................................................... 230,057 9,346,544
Pembina Pipeline Corp. .................................................. 269,298 11,102,095
Suncor Energy, Inc. ..................................................... 145,101 5,356,387
TC Energy Corp. ....................................................... 165,300 7,858,565
38,083,687
Financials (0.3%):
The Bank of Nova Scotia ................................................. 142,923 7,788,210
Materials (0.1%):
Nutrien Ltd. ........................................................... 82,970 3,987,444
Utilities (0.5%):
Emera, Inc. ........................................................... 175,809 6,928,094
Fortis, Inc. ............................................................ 192,517 8,748,184
15,676,278
73,117,755
Chile (0.3%):
Consumer Staples (0.1%):
Cencosud SA .......................................................... 559,431 1,130,124
Financials (0.2%):
Banco de Chile ........................................................ 48,696,097 6,223,732
7,353,856
China (4.1%):
Consumer Discretionary (0.0%):(b)
Zhongsheng Group Holdings Ltd. ........................................... 696,500 1,264,308
Energy (1.0%):
China Petroleum & Chemical Corp. , Class H ................................... 12,044,000 7,406,022
China Shenhua Energy Co. Ltd. , Class H ...................................... 1,748,500 7,787,619
PetroChina Co. Ltd. , Class H .............................................. 7,250,000 5,848,562
Yankuang Energy Group Co. Ltd. , Class H (c) ................................... 3,874,200 5,453,990
26,496,193
Financials (2.9%):
Agricultural Bank of China Ltd. , Class H ...................................... 19,734,000 9,207,626
Bank of China Ltd. , Class H ............................................... 22,942,000 10,714,254
Bank of Communications Co. Ltd. , Class H .................................... 6,994,000 5,319,940
China CITIC Bank Corp. Ltd. , Class H ....................................... 9,103,000 5,779,053
China Construction Bank Corp. , Class H ...................................... 13,348,000 9,953,927
China Merchants Bank Co. Ltd. , Class H ...................................... 1,473,500 7,140,616
China Pacific Insurance Group Co. Ltd. , Class H ................................ 1,766,400 6,255,167
Industrial & Commercial Bank of China Ltd. , Class H ............................. 18,152,000 10,696,732
New China Life Insurance Co. Ltd. , Class H .................................... 738,500 2,281,635
Ping An Insurance Group Co. of China Ltd. .................................... 1,195,000 7,504,280
Postal Savings Bank of China Co. Ltd. , Class H (d) ............................... 8,821,000 5,213,643
80,066,873
Materials (0.2%):
Anhui Conch Cement Co. Ltd. , Class H ....................................... 1,840,500 5,366,972
China National Building Material Co. Ltd. , Class H .............................. 3,254,000 1,412,516
6,779,488
114,606,862

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Czech Republic (0.0%):(b)
Utilities (0.0%):(b)
CEZ AS ............................................................. 29,366 $ 1,143,037
Finland (0.8%):
Energy (0.1%):
Neste Oyj ............................................................ 122,821 2,385,861
Financials (0.3%):
Nordea Bank Abp ....................................................... 678,318 8,007,329
Industrials (0.2%):
Kone Oyj , Class B ...................................................... 103,206 6,173,129
Materials (0.2%):
UPM-Kymmene Oyj .................................................... 139,411 4,666,092
21,232,411
France (2.3%):
Communication Services (0.4%):
Orange SA ............................................................ 843,218 9,656,023
Energy (0.2%):
TotalEnergies SE ....................................................... 99,497 6,460,021
Financials (0.7%):
Amundi SA (d) ......................................................... 23,149 1,730,088
BNP Paribas SA ........................................................ 86,875 5,960,725
Credit Agricole SA ...................................................... 505,112 7,723,602
Societe Generale SA ..................................................... 207,824 5,178,140
20,592,555
Health Care (0.2%):
Sanofi SA ............................................................ 46,865 5,395,293
Industrials (0.2%):
Bouygues SA .......................................................... 132,348 4,429,259
Utilities (0.6%):
Engie SA ............................................................. 482,260 8,338,241
Veolia Environnement SA ................................................. 225,400 7,419,930
15,758,171
62,291,322
Germany (0.8%):
Consumer Discretionary (0.4%):
Bayerische Motoren Werke AG ............................................. 49,427 4,370,578
Mercedes-Benz Group AG ................................................ 78,406 5,079,974
9,450,552
Industrials (0.2%):
Deutsche Post AG ...................................................... 136,602 6,092,560
Materials (0.2%):
BASF SE ............................................................ 100,207 5,310,561
20,853,673
Hong Kong (1.6%):
Financials (0.4%):
BOC Hong Kong Holdings Ltd. ............................................ 2,776,500 8,796,946
Hang Seng Bank Ltd. .................................................... 205,100 2,551,972
11,348,918
Industrials (0.2%):
CK Hutchison Holdings Ltd. ............................................... 949,500 5,383,568

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Xinyi Glass Holdings Ltd. (a) ............................................... 569,000 $ 666,812
6,050,380
Real Estate (0.6%):
China Resources Land Ltd. ................................................ 1,517,000 5,457,295
CK Asset Holdings Ltd. .................................................. 715,500 3,115,090
Henderson Land Development Co. Ltd. ....................................... 314,000 994,390
Sun Hung Kai Properties Ltd. .............................................. 496,000 5,374,260
Swire Pacific Ltd. , Class A ................................................ 124,500 1,061,686
16,002,721
Utilities (0.4%):
Beijing Enterprises Holdings Ltd. ........................................... 273,000 970,866
China Gas Holdings Ltd. .................................................. 1,183,200 1,092,755
CLP Holdings Ltd. ...................................................... 435,500 3,807,442
Guangdong Investment Ltd. ............................................... 1,340,000 895,120
Hong Kong & China Gas Co. Ltd. ........................................... 2,316,000 1,891,730
Power Assets Holdings Ltd. ............................................... 556,000 3,544,317
12,202,230
45,604,249
India (1.8%):
Consumer Discretionary (0.5%):
Bajaj Auto Ltd. (a) ...................................................... 99,872 14,704,204
Consumer Staples (0.4%):
ITC Ltd. ............................................................. 1,739,772 10,753,140
Energy (0.1%):
Oil India Ltd. .......................................................... 573,195 3,970,667
Information Technology (0.2%):
HCL Technologies Ltd. ................................................... 195,302 4,183,653
Materials (0.2%):
Vedanta Ltd. .......................................................... 1,041,589 6,365,539
Utilities (0.4%):
GAIL India Ltd. ........................................................ 1,659,270 4,756,957
Power Grid Corp. of India Ltd. ............................................. 1,425,859 6,014,043
10,771,000
50,748,203
Indonesia (1.0%):
Communication Services (0.3%):
PT Telkom Indonesia Persero Tbk ........................................... 40,679,500 8,057,775
Energy (0.1%):
PT Adaro Energy Indonesia Tbk ............................................ 7,913,000 1,992,473
PT United Tractors Tbk .................................................. 565,700 1,016,360
3,008,833
Financials (0.2%):
PT Bank Rakyat Indonesia Persero Tbk ....................................... 21,496,800 7,033,118
Industrials (0.4%):
PT Astra International Tbk ................................................ 31,509,100 10,498,010
28,597,736
Ireland (0.2%):
Health Care (0.2%):
Medtronic PLC ........................................................ 77,365 6,965,171

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Italy (2.0%):
Energy (0.3%):
Eni SpA ............................................................. 458,581 $ 6,977,558
Financials (0.8%):
Intesa Sanpaolo SpA ..................................................... 1,836,760 7,861,582
Mediobanca Banca di Credito Finanziario SpA .................................. 505,147 8,630,002
Poste Italiane SpA (d) .................................................... 428,685 6,019,289
22,510,873
Utilities (0.9%):
Enel SpA ............................................................. 1,185,923 9,471,672
Snam SpA ............................................................ 1,542,608 7,856,618
Terna - Rete Elettrica Nazionale ............................................ 863,082 7,772,617
25,100,907
54,589,338
Japan (1.3%):
Communication Services (0.4%):
SoftBank Corp. ........................................................ 8,006,000 10,453,649
Consumer Discretionary (0.2%):
Isuzu Motors Ltd. ....................................................... 362,200 4,939,174
Consumer Staples (0.3%):
Japan Tobacco, Inc. ..................................................... 326,700 9,527,158
Health Care (0.2%):
Takeda Pharmaceutical Co. Ltd. ............................................ 249,400 7,186,860
Materials (0.2%):
Nippon Steel Corp. ...................................................... 207,500 4,651,002
36,757,843
Malaysia (0.8%):
Consumer Discretionary (0.0%):(b)
Genting Bhd .......................................................... 1,247,100 1,278,128
Financials (0.2%):
RHB Bank Bhd ........................................................ 2,805,100 4,206,535
Industrials (0.1%):
Sime Darby Bhd ....................................................... 3,468,600 2,069,417
Utilities (0.5%):
Tenaga Nasional Bhd .................................................... 3,804,400 13,346,593
20,900,673
Mexico (1.0%):
Consumer Staples (0.6%):
Arca Continental SAB de CV .............................................. 392,144 3,667,224
Kimberly-Clark de Mexico SAB de CV , Class A ................................. 2,746,520 4,442,157
Wal-Mart de Mexico SAB de CV ........................................... 2,466,325 7,412,932
15,522,313
Financials (0.2%):
Grupo Financiero Banorte SAB de CV , Class O ................................. 871,777 6,177,570
Materials (0.2%):
Grupo Mexico SAB de CV , Class B .......................................... 1,035,434 5,773,567
27,473,450
Netherlands (1.7%):
Communication Services (0.4%):
Koninklijke KPN NV .................................................... 2,827,693 11,547,581

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Consumer Staples (0.3%):
Koninklijke Ahold Delhaize NV ............................................ 227,991 $ 7,880,283
Financials (0.7%):
ABN AMRO Bank NV , Class CV (d) ......................................... 301,843 5,454,141
ASR Nederland NV ..................................................... 58,777 2,881,009
ING Groep NV ........................................................ 419,618 7,612,135
NN Group NV ......................................................... 79,857 3,984,029
19,931,314
Industrials (0.2%):
Randstad NV .......................................................... 67,966 3,376,525
Real Estate (0.1%):
NEPI Rockcastle NV .................................................... 362,304 3,072,366
45,808,069
Norway (0.8%):
Communication Services (0.1%):
Telenor ASA .......................................................... 260,157 3,324,737
Energy (0.3%):
Aker BP ASA ......................................................... 162,718 3,483,861
Equinor ASA .......................................................... 197,166 4,989,766
8,473,627
Financials (0.3%):
DNB Bank ASA ........................................................ 329,056 6,750,304
Materials (0.1%):
Norsk Hydro ASA ...................................................... 455,083 2,940,857
21,489,525
Philippines (0.0%):(b)
Industrials (0.0%):(b)
International Container Terminal Services, Inc. .................................. 107,750 781,026
Poland (0.5%):
Energy (0.2%):
ORLEN SA ........................................................... 441,594 6,412,005
Financials (0.3%):
Bank Polska Kasa Opieki SA .............................................. 148,900 5,687,042
Santander Bank Polska SA ................................................ 7,311 864,244
6,551,286
12,963,291
Portugal (0.2%):
Utilities (0.2%):
EDP SA .............................................................. 1,217,699 5,552,946
Russian Federation (0.0%):(b)
Communication Services (0.0%):(b)
Rostelecom PJSC (a) (e) (f) ................................................. 6,752,730 52,686
Consumer Staples (0.0%):(b)
X5 Retail Group NV , GDR (a) (e) (f) .......................................... 201,753 15,821
Energy (0.0%):(b)
Tatneft PJSC (a) (e) (f) .................................................... 827,565 34,342
Financials (0.0%):(b)
Moscow Exchange MICEX-RTS PJSC (a) (e) (f) .................................. 2,604,790 28,554
Materials (0.0%):(b)
Evraz PLC (a) (e) (f) ...................................................... 753,373 244,408

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
GMK Norilskiy Nickel PAO (a) (e) (f) ......................................... 1,487,700 $ 32,924
Magnitogorsk Iron & Steel Works PJSC (a) (e) (f) ................................. 4,673,660 —
Novolipetsk Steel PJSC (a) (e) (f) ............................................. 1,477,080 30,434
Polyus PJSC (a) (e) (f) .................................................... 34,403 —
Severstal PAO (a) (e) (f) ................................................... 223,944 —
307,766
Utilities (0.0%):(b)
Inter RAO UES PJSC (a) (e) (f) .............................................. 128,274,200 40,174
RusHydro PJSC (a) (e) (f) .................................................. 694,437,000 —
40,174
479,343
Singapore (1.8%):
Communication Services (0.4%):
Singapore Telecommunications Ltd. ......................................... 4,103,700 10,321,207
Consumer Staples (0.1%):
Wilmar International Ltd. ................................................. 962,000 2,495,736
Financials (0.9%):
Oversea-Chinese Banking Corp. Ltd. ......................................... 1,076,400 12,603,747
United Overseas Bank Ltd. ................................................ 468,900 11,707,856
24,311,603
Industrials (0.3%):
Keppel Ltd. ........................................................... 567,900 2,917,908
Singapore Airlines Ltd. (c) ................................................. 1,028,900 5,432,947
8,350,855
Real Estate (0.1%):
CapitaLand Investment Ltd. ............................................... 1,595,500 3,858,606
49,338,007
South Africa (1.6%):
Communication Services (0.2%):
MTN Group Ltd. ....................................................... 949,709 5,045,224
Consumer Discretionary (0.1%):
Woolworths Holdings Ltd. ................................................ 1,016,516 4,008,268
Energy (0.1%):
Exxaro Resources Ltd. ................................................... 132,326 1,314,229
Financials (0.9%):
Absa Group Ltd. ....................................................... 764,705 7,766,890
Nedbank Group Ltd. ..................................................... 377,164 6,517,082
Standard Bank Group Ltd. ................................................ 658,832 9,230,238
23,514,210
Industrials (0.1%):
The Bidvest Group Ltd. .................................................. 197,676 3,352,836
Materials (0.2%):
Gold Fields Ltd. ........................................................ 243,868 3,783,520
Sasol Ltd. ............................................................ 398,181 2,675,460
6,458,980
43,693,747
South Korea (0.3%):
Consumer Discretionary (0.2%):
Hyundai Motor Co. ..................................................... 24,128 4,494,350

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Financials (0.1%):
Hana Financial Group, Inc. ................................................ 93,517 $ 4,196,931
8,691,281
Spain (0.8%):
Energy (0.2%):
Repsol SA ............................................................ 379,137 4,999,887
Utilities (0.6%):
Endesa SA ............................................................ 309,084 6,751,612
Iberdrola SA .......................................................... 622,264 9,618,400
16,370,012
21,369,899
Sweden (0.4%):
Consumer Discretionary (0.2%):
H & M Hennes & Mauritz AB , Class B (c) ..................................... 244,092 4,159,021
Financials (0.2%):
Svenska Handelsbanken AB , Class A ......................................... 546,706 5,618,086
9,777,107
Switzerland (0.9%):
Communication Services (0.4%):
Swisscom AG , Registered Shares ........................................... 16,585 10,840,375
Financials (0.2%):
Julius Baer Group Ltd. ................................................... 75,992 4,583,429
Health Care (0.3%):
Roche Holding AG ...................................................... 25,645 8,208,297
23,632,101
Taiwan (3.9%):
Communication Services (0.5%):
Taiwan Mobile Co. Ltd. .................................................. 3,855,000 14,011,881
Consumer Discretionary (0.1%):
Feng TAY Enterprise Co. Ltd. .............................................. 407,000 1,989,561
Industrials (0.1%):
Walsin Lihwa Corp. ..................................................... 2,691,000 2,971,832
Information Technology (2.2%):
ASE Technology Holding Co. Ltd. ........................................... 1,180,000 5,598,544
Hon Hai Precision Industry Co. Ltd. ......................................... 872,000 5,136,407
Lite-On Technology Corp. ................................................ 1,715,000 5,384,462
Nan Ya Printed Circuit Board Corp. .......................................... 1,218,000 5,473,406
Novatek Microelectronics Corp. ............................................ 388,000 6,319,856
Pegatron Corp. ......................................................... 2,297,000 7,456,076
Powertech Technology, Inc. ................................................ 1,113,000 4,798,949
Synnex Technology International Corp. ....................................... 1,907,000 4,347,993
Unimicron Technology Corp. .............................................. 863,000 3,920,528
United Microelectronics Corp. ............................................. 4,951,000 8,348,303
WPG Holdings Ltd. ..................................................... 1,930,000 4,568,563
61,353,087
Materials (1.0%):
Asia Cement Corp. ...................................................... 6,994,000 10,532,600
Formosa Plastics Corp. ................................................... 5,755,000 9,705,228
Nan Ya Plastics Corp. .................................................... 4,695,000 6,808,867
27,046,695
107,373,056

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Thailand (2.7%):
Communication Services (1.0%):
Advanced Info Service PCL ............................................... 1,937,600 $ 15,636,796
Intouch Holdings PCL ................................................... 4,388,000 12,576,236
28,213,032
Consumer Discretionary (0.1%):
Home Product Center PCL ................................................ 4,478,500 1,439,114
Consumer Staples (0.1%):
Thai Beverage PCL ..................................................... 8,999,700 3,743,507
Energy (1.0%):
PTT Exploration & Production PCL .......................................... 2,357,700 9,617,688
PTT PCL ............................................................. 13,668,000 14,408,360
Thai Oil PCL .......................................................... 2,826,700 4,510,984
28,537,032
Financials (0.5%):
SCB X PCL ........................................................... 3,721,600 12,575,714
74,508,399
Turkey (0.4%):
Consumer Discretionary (0.2%):
Ford Otomotiv Sanayi A/S ................................................ 164,185 4,401,739
Energy (0.2%):
Turkiye Petrol Rafinerileri A/S ............................................. 1,325,231 6,001,509
10,403,248
United Kingdom (3.1%):
Communication Services (0.5%):
BT Group PLC ........................................................ 3,507,227 6,950,279
Vodafone Group PLC .................................................... 5,831,501 5,843,231
12,793,510
Consumer Staples (1.1%):
Imperial Brands PLC .................................................... 322,643 9,383,642
Tesco PLC ............................................................ 1,914,130 9,188,624
Unilever PLC ......................................................... 185,560 12,028,233
30,600,499
Energy (0.4%):
BP PLC .............................................................. 986,832 5,145,904
Shell PLC (a) .......................................................... 220,650 7,156,941
12,302,845
Financials (0.4%):
Admiral Group PLC ..................................................... 100,081 3,729,827
HSBC Holdings PLC .................................................... 830,275 7,447,035
11,176,862
Materials (0.4%):
Anglo American PLC .................................................... 124,181 4,035,843
Rio Tinto PLC ......................................................... 85,888 6,095,853
10,131,696
Utilities (0.3%):
National Grid PLC (a) .................................................... 623,153 8,612,250
85,617,662
United States (45.2%):
Communication Services (1.6%):
AT&T, Inc. ........................................................... 274,970 6,049,340
Cable One, Inc. ........................................................ 11,311 3,956,475
Cogent Communications Holdings, Inc. ....................................... 85,915 6,522,667

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Omnicom Group, Inc. .................................................... 59,513 $ 6,153,049
Shutterstock, Inc. ....................................................... 79,580 2,814,744
TEGNA, Inc. .......................................................... 519,437 8,196,716
The Interpublic Group of Cos., Inc. .......................................... 135,218 4,276,945
Verizon Communications, Inc. .............................................. 117,214 5,264,081
43,234,017
Consumer Discretionary (4.8%):
Best Buy Co., Inc. ...................................................... 56,855 5,873,121
Bloomin' Brands, Inc. .................................................... 214,224 3,541,123
Carter's, Inc. .......................................................... 89,463 5,813,306
Cracker Barrel Old Country Store, Inc. ........................................ 78,591 3,564,102
Dana, Inc. ............................................................ 387,896 4,096,182
Darden Restaurants, Inc. .................................................. 40,748 6,687,969
Ford Motor Co. ........................................................ 297,459 3,141,167
H&R Block, Inc. ....................................................... 161,867 10,286,648
Jack in the Box, Inc. ..................................................... 88,586 4,122,792
Kontoor Brands, Inc. .................................................... 84,784 6,933,635
LCI Industries ......................................................... 46,439 5,597,757
Levi Strauss & Co. , Class A ............................................... 337,481 7,357,086
Macy's, Inc. ........................................................... 182,734 2,867,096
Marriott Vacations Worldwide Corp. ......................................... 49,633 3,647,033
Nordstrom, Inc. ........................................................ 229,054 5,151,424
Oxford Industries, Inc. ................................................... 59,584 5,169,508
Papa John's International, Inc. .............................................. 90,616 4,881,484
Phinia, Inc. ........................................................... 95,462 4,394,116
Sonic Automotive, Inc. , Class A ............................................ 73,133 4,276,818
Strategic Education, Inc. .................................................. 24,097 2,230,177
The Buckle, Inc. ........................................................ 165,743 7,287,720
The Cheesecake Factory, Inc. .............................................. 179,721 7,287,687
The Gap, Inc. .......................................................... 157,479 3,472,412
The Wendy's Co. ....................................................... 532,893 9,336,285
Travel + Leisure Co. ..................................................... 126,833 5,844,465
132,861,113
Consumer Staples (3.9%):
Altria Group, Inc. ....................................................... 159,580 8,144,963
Archer-Daniels-Midland Co. ............................................... 63,268 3,779,630
Campbell Soup Co. ..................................................... 132,542 6,483,955
Conagra Brands, Inc. .................................................... 209,101 6,799,965
Energizer Holdings, Inc. .................................................. 218,910 6,952,582
General Mills, Inc. ...................................................... 101,990 7,531,961
Hormel Foods Corp. ..................................................... 118,668 3,761,776
Kellanova ............................................................ 113,438 9,155,581
Kimberly-Clark Corp. .................................................... 64,804 9,220,313
PepsiCo, Inc. .......................................................... 45,343 7,710,577
Philip Morris International, Inc. ............................................. 85,505 10,380,307
The Clorox Co. ........................................................ 32,403 5,278,773
The Coca-Cola Co. ...................................................... 148,640 10,681,270
The Kraft Heinz Co. ..................................................... 184,206 6,467,473
Vector Group Ltd. ...................................................... 218,445 3,259,199
Walgreens Boots Alliance, Inc. ............................................. 147,299 1,319,799
106,928,124
Energy (5.1%):
Archrock, Inc. ......................................................... 351,288 7,110,069
Atlas Energy Solutions, Inc. ............................................... 197,653 4,308,835
California Resources Corp. ................................................ 114,867 6,027,071
Chevron Corp. ......................................................... 37,558 5,531,167
ConocoPhillips ........................................................ 46,298 4,874,253
Coterra Energy, Inc. ..................................................... 194,946 4,668,957
Crescent Energy Co. , Class A .............................................. 290,703 3,183,198
CVR Energy, Inc. ....................................................... 180,030 4,146,091
Delek U.S. Holdings, Inc. ................................................. 214,522 4,022,287

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Devon Energy Corp. ..................................................... 98,121 $ 3,838,493
Diamondback Energy, Inc. ................................................ 26,999 4,654,628
EOG Resources, Inc. .................................................... 41,509 5,102,701
EQT Corp. ............................................................ 207,576 7,605,585
Exxon Mobil Corp. ..................................................... 52,517 6,156,043
Helmerich & Payne, Inc. .................................................. 139,147 4,232,852
HF Sinclair Corp. ....................................................... 74,510 3,320,911
Kinder Morgan, Inc. ..................................................... 413,740 9,139,517
Kinetik Holdings, Inc. ................................................... 169,367 7,665,550
Northern Oil & Gas, Inc. .................................................. 175,481 6,213,782
ONEOK, Inc. .......................................................... 79,436 7,239,003
Patterson-UTI Energy, Inc. ................................................ 420,269 3,215,058
Phillips 66 ............................................................ 36,600 4,811,070
RPC, Inc. ............................................................ 611,194 3,887,194
The Williams Cos., Inc. .................................................. 194,227 8,866,463
Valero Energy Corp. ..................................................... 31,531 4,257,631
World Kinect Corp. ..................................................... 225,001 6,954,781
141,033,190
Financials (9.5%):
Ally Financial, Inc. ...................................................... 88,382 3,145,515
Artisan Partners Asset Management, Inc. , Class A ................................ 155,400 6,731,928
Associated Banc-Corp. ................................................... 300,926 6,481,946
Atlantic Union Bankshares Corp. ............................................ 124,248 4,680,422
Bank of Hawaii Corp. .................................................... 81,100 5,090,647
BankUnited, Inc. ....................................................... 169,668 6,182,702
Banner Corp. .......................................................... 82,592 4,919,180
Citigroup, Inc. ......................................................... 100,227 6,274,210
Citizens Financial Group, Inc. .............................................. 104,940 4,309,886
CME Group, Inc. ....................................................... 32,189 7,102,503
Community Financial System, Inc. .......................................... 126,666 7,355,495
Corebridge Financial, Inc. ................................................. 196,598 5,732,798
CVB Financial Corp. .................................................... 289,556 5,159,888
Fidelity National Financial, Inc. ............................................ 107,630 6,679,518
Fifth Third Bancorp ..................................................... 110,022 4,713,342
First Financial Bancorp ................................................... 137,771 3,475,962
First Hawaiian, Inc. ..................................................... 308,352 7,138,349
First Interstate BancSystem, Inc. , Class A ...................................... 198,221 6,081,420
First Merchants Corp. .................................................... 114,672 4,265,798
Franklin Resources, Inc. .................................................. 153,847 3,100,017
Fulton Financial Corp. ................................................... 445,004 8,067,923
Huntington Bancshares, Inc. ............................................... 322,695 4,743,616
Independent Bank Corp. .................................................. 107,990 6,385,449
Jackson Financial, Inc. , Class A ............................................. 92,988 8,483,295
KeyCorp ............................................................. 204,072 3,418,206
M&T Bank Corp. ....................................................... 28,478 5,072,501
MetLife, Inc. .......................................................... 84,485 6,968,323
Morgan Stanley ........................................................ 57,829 6,028,095
NBT Bancorp, Inc. ...................................................... 68,257 3,019,007
Northern Trust Corp. .................................................... 49,145 4,424,524
Northwest Bancshares, Inc. ................................................ 397,835 5,323,032
Pacific Premier Bancorp, Inc. .............................................. 197,616 4,972,019
Principal Financial Group, Inc. ............................................. 73,116 6,280,664
Prudential Financial, Inc. ................................................. 56,266 6,813,813
Regions Financial Corp. .................................................. 196,714 4,589,338
Simmons First National Corp. , Class A ....................................... 229,637 4,946,381
State Street Corp. ....................................................... 64,943 5,745,507
Synovus Financial Corp. .................................................. 140,317 6,239,897
T. Rowe Price Group, Inc. ................................................. 40,430 4,404,040
The Bank of New York Mellon Corp. ......................................... 108,150 7,771,659
The PNC Financial Services Group, Inc. ...................................... 31,004 5,731,089
The Western Union Co. ................................................... 569,070 6,789,005
U.S. Bancorp .......................................................... 87,800 4,015,094
United Bankshares, Inc. .................................................. 187,805 6,967,566

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Virtu Financial, Inc. , Class A ............................................... 358,685 $ 10,925,545
WaFd, Inc. ............................................................ 134,759 4,696,351
WesBanco, Inc. ........................................................ 50,715 1,510,293
262,953,758
Health Care (2.4%):
AbbVie, Inc. .......................................................... 40,367 7,971,675
Amgen, Inc. ........................................................... 19,548 6,298,561
Bristol-Myers Squibb Co. ................................................. 118,322 6,121,980
CVS Health Corp. ...................................................... 62,661 3,940,124
Gilead Sciences, Inc. .................................................... 72,241 6,056,685
Johnson & Johnson ..................................................... 47,291 7,663,980
National HealthCare Corp. ................................................ 43,002 5,408,362
Patterson Cos., Inc. ..................................................... 225,498 4,924,876
Pfizer, Inc. ............................................................ 188,860 5,465,608
Premier, Inc. , Class A .................................................... 381,743 7,634,860
Viatris, Inc. ........................................................... 349,306 4,055,443
65,542,154
Industrials (3.5%):
HNI Corp. ............................................................ 132,228 7,119,156
Insperity, Inc. .......................................................... 52,899 4,655,112
Kennametal, Inc. ....................................................... 282,437 7,323,591
Lockheed Martin Corp. ................................................... 15,331 8,961,889
ManpowerGroup, Inc. ................................................... 111,583 8,203,582
MDU Resources Group, Inc. ............................................... 435,871 11,947,224
MillerKnoll, Inc. ....................................................... 137,872 3,413,711
MSC Industrial Direct Co., Inc. ............................................. 103,654 8,920,463
Paychex, Inc. .......................................................... 52,155 6,998,679
Ryder System, Inc. ...................................................... 69,525 10,136,745
Steelcase, Inc. , Class A ................................................... 268,836 3,626,598
The Greenbrier Cos., Inc. ................................................. 71,085 3,617,516
Trinity Industries, Inc. ................................................... 200,892 6,999,077
United Parcel Service, Inc. , Class B .......................................... 35,319 4,815,393
96,738,736
Information Technology (1.8%):
Avnet, Inc. ............................................................ 179,809 9,765,427
Cisco Systems, Inc. ..................................................... 127,672 6,794,704
Corning, Inc. .......................................................... 171,917 7,762,052
Hewlett Packard Enterprise Co. ............................................. 277,243 5,672,392
HP, Inc. .............................................................. 191,550 6,870,898
International Business Machines Corp. ........................................ 33,509 7,408,170
Texas Instruments, Inc. ................................................... 30,888 6,380,534
50,654,177
Materials (1.6%):
Air Products and Chemicals, Inc. ............................................ 16,953 5,047,586
Avient Corp. .......................................................... 158,481 7,974,764
Dow, Inc. ............................................................ 107,345 5,864,258
Greif, Inc. , Class A ...................................................... 83,800 5,250,908
International Paper Co. ................................................... 142,398 6,956,142
Lyondellbasell Industries NV , Class A ........................................ 62,973 6,039,111
Sensient Technologies Corp. ............................................... 83,442 6,693,717
43,826,486
Utilities (11.0%):
ALLETE, Inc. ......................................................... 125,258 8,040,311
Alliant Energy Corp. .................................................... 129,466 7,857,292
Ameren Corp. ......................................................... 78,356 6,853,016
American Electric Power Co., Inc. ........................................... 66,149 6,786,887
American States Water Co. ................................................ 130,079 10,834,280
Avista Corp. .......................................................... 237,387 9,198,746
Black Hills Corp. ....................................................... 151,336 9,249,656
California Water Service Group ............................................. 168,498 9,135,962

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Chesapeake Utilities Corp. ................................................ 74,303 $ 9,226,203
CMS Energy Corp. ...................................................... 107,754 7,610,665
Consolidated Edison, Inc. ................................................. 76,827 7,999,995
Dominion Energy, Inc. ................................................... 99,083 5,726,007
DTE Energy Co. ....................................................... 56,474 7,251,826
Duke Energy Corp. ...................................................... 75,346 8,687,394
Edison International ..................................................... 82,531 7,187,625
Entergy Corp. ......................................................... 60,803 8,002,283
Evergy, Inc. ........................................................... 117,646 7,295,228
Exelon Corp. .......................................................... 150,656 6,109,101
FirstEnergy Corp. ....................................................... 167,013 7,407,027
MGE Energy, Inc. ...................................................... 73,089 6,683,989
National Fuel Gas Co. ................................................... 173,178 10,496,319
New Jersey Resources Corp. ............................................... 226,321 10,682,351
NextEra Energy, Inc. .................................................... 73,002 6,170,859
NiSource, Inc. ......................................................... 218,846 7,583,014
Northwest Natural Holding Co. ............................................. 136,494 5,571,685
Northwestern Energy Group, Inc. ........................................... 190,973 10,927,475
ONE Gas, Inc. ......................................................... 133,340 9,923,163
Portland General Electric Co. .............................................. 210,247 10,070,831
PPL Corp. ............................................................ 245,991 8,137,382
Public Service Enterprise Group, Inc. ......................................... 102,129 9,110,928
Sempra .............................................................. 91,708 7,669,540
SJW Group ........................................................... 94,052 5,465,362
Southwest Gas Holdings, Inc. .............................................. 106,481 7,854,039
Spire, Inc. ............................................................ 159,696 10,745,944
The AES Corp. ........................................................ 215,434 4,321,606
The Southern Co. ....................................................... 96,403 8,693,622
WEC Energy Group, Inc. ................................................. 76,887 7,394,992
Xcel Energy, Inc. ....................................................... 107,764 7,036,989
304,999,594
1,248,771,349
Total Common Stocks (Cost $2,202,929,238) 2,496,917,226
Collateral for Securities Loaned (0.3%)^
United States (0.3%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .83% (g) ........ 2,068,999 2,068,999
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .85% (g) ............ 2,068,999 2,068,999
Invesco Government & Agency Portfolio, Institutional Shares , 4 .84% (g) ............... 2,068,999 2,068,999
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .82% (g) . 2,068,999 2,068,999
Total Collateral for Securities Loaned (Cost $8,275,996) 8,275,996
Total Investments (Cost $2,211,205,234) — 90.7% 2,505,193,222
Other assets in excess of liabilities — 9.3% 257,180,347
NET ASSETS - 100.00% $ 2,762,373,569
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Amount represents less than 0.05% of net assets.
(c) All or a portion of this security is on loan.
(d) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2024, the fair value of these securities was
$18,417,161 and amounted to 0.7% of net assets.

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Name
Acquisition Date
Cost
Evraz PLC .................................................
3/19/2021
$ 4,339,844
GMK Norilskiy Nickel PAO ....................................
9/19/2014
4,446,120
Inter RAO UES PJSC .........................................
3/19/2021
7,868,060
Magnitogorsk Iron & Steel Works PJSC ............................
9/17/2021
4,370,482
Moscow Exchange MICEX-RTS PJSC ............................
9/17/2021
5,924,069
Novolipetsk Steel PJSC .......................................
9/17/2021
4,421,417
Polyus PJSC ...............................................
9/17/2021
6,022,105
Rostelecom PJSC ............................................
9/18/2020
8,205,300
RusHydro PJSC .............................................
9/18/2020
7,349,118
Severstal PAO ..............................................
3/17/2017
4,076,024
Tatneft PJSC ...............................................
9/15/2017
5,787,174
X5 Retail Group NV , GDR .....................................
9/18/2020
5,468,213
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at September 30, 2024.
(f) Security was fair valued using significant unobservable inputs as of September 30, 2024.
(g) Rate disclosed is the daily yield on September 30, 2024.
GDR
—
Global Depositary Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
NASDAQ 100 E-Mini Futures ......... 4,765 12/20/24 $ 1,883,508,781 $ 1,930,897,125 $ 47,388,344
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini MSCI EAFE Index Futures ...... 4,169 12/20/24 $ 508,331,963 $ 518,581,910 $ (10,249,947)
E-Mini MSCI Emerging Markets Index
Futures .......................... 8,836 12/20/24 484,981,266 518,098,860 (33,117,594)
E-Mini Russell 2000 Index Futures ...... 4,574 12/20/24 504,651,040 514,392,040 (9,741,000)
E-Mini S&P 500 Futures .............. 9,388 12/20/24 2,671,581,576 2,729,208,950 (57,627,374)
$ (110,735,915)
Total unrealized appreciation $ 47,388,344
Total unrealized depreciation (110,735,915)
Total net unrealized appreciation (depreciation) $ (63,347,571)

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF

(Unaudited)
Security Description Shares Value
Common Stocks (99.5%)
Communication Services (3.9%):
Alphabet, Inc. , Class A ................................................... 5,872 $ 973,871
AT&T, Inc. ........................................................... 66,877 1,471,294
Charter Communications, Inc. , Class A (a) ..................................... 1,865 604,409
Comcast Corp. , Class A .................................................. 30,686 1,281,754
Electronic Arts, Inc. ..................................................... 9,870 1,415,753
Fox Corp. , Class A ...................................................... 30,394 1,286,578
Liberty Media Corp.-Liberty Formula One (a) ................................... 14,648 1,134,195
Live Nation Entertainment, Inc. (a) ........................................... 9,426 1,032,053
Meta Platforms, Inc. , Class A .............................................. 1,262 722,419
Netflix, Inc. (a) ......................................................... 1,272 902,192
News Corp. , Class A ..................................................... 43,040 1,146,155
Omnicom Group, Inc. .................................................... 12,562 1,298,785
Pinterest, Inc. , Class A (a) ................................................. 19,338 625,971
The Interpublic Group of Cos., Inc. .......................................... 38,484 1,217,249
The Trade Desk, Inc. , Class A (a) ............................................ 5,542 607,680
The Walt Disney Co. .................................................... 10,596 1,019,229
T-Mobile US, Inc. ...................................................... 9,888 2,040,488
Verizon Communications, Inc. .............................................. 29,851 1,340,608
Warner Music Group Corp. , Class A ......................................... 31,622 989,769
21,110,452
Consumer Discretionary (9.4%):
Airbnb, Inc. , Class A (a) .................................................. 6,646 842,779
Amazon.com, Inc. (a) .................................................... 5,388 1,003,946
Aptiv PLC (a) .......................................................... 9,777 704,042
AutoZone, Inc. (a) ....................................................... 394 1,241,116
Best Buy Co., Inc. ...................................................... 7,343 758,532
Booking Holdings, Inc. ................................................... 245 1,031,969
Burlington Stores, Inc. (a) ................................................. 2,632 693,479
CarMax, Inc. (a) ........................................................ 8,724 675,063
Carvana Co. (a) ......................................................... 1,953 340,037
Cava Group, Inc. (a) ..................................................... 4,067 503,698
Chewy, Inc. , Class A (a) .................................................. 13,986 409,650
Chipotle Mexican Grill, Inc. (a) ............................................. 16,121 928,892
Coupang, Inc. (a) ....................................................... 31,440 771,852
D.R. Horton, Inc. ....................................................... 3,997 762,508
Darden Restaurants, Inc. .................................................. 7,801 1,280,378
Deckers Outdoor Corp. (a) ................................................. 4,192 668,414
Dick's Sporting Goods, Inc. ................................................ 2,700 563,490
Domino's Pizza, Inc. ..................................................... 2,175 935,555
eBay, Inc. ............................................................ 18,230 1,186,955
Expedia Group, Inc. (a) ................................................... 4,584 678,524
Floor & Decor Holdings, Inc. , Class A (a) ...................................... 5,926 735,831
Ford Motor Co. ........................................................ 60,264 636,388
Garmin Ltd. ........................................................... 5,545 976,086
General Motors Co. ..................................................... 18,390 824,608
Genuine Parts Co. ...................................................... 7,783 1,087,129
Hilton Worldwide Holdings, Inc. ............................................ 6,485 1,494,793
Hyatt Hotels Corp. , Class A ................................................ 6,672 1,015,478
Las Vegas Sands Corp. ................................................... 24,189 1,217,674
Lennar Corp. , Class A .................................................... 4,512 845,910
Lowe's Cos., Inc. ....................................................... 4,512 1,222,075
Marriott International, Inc. , Class A .......................................... 5,353 1,330,756
McDonald's Corp. ...................................................... 4,961 1,510,674
MGM Resorts International (a) .............................................. 20,706 809,398
NIKE, Inc. , Class B ..................................................... 8,617 761,743
NVR, Inc. (a) .......................................................... 118 1,157,792
O'Reilly Automotive, Inc. (a) ............................................... 1,166 1,342,766
Penske Automotive Group, Inc. ............................................. 6,054 983,291
Pool Corp. ............................................................ 2,340 881,712
PulteGroup, Inc. ........................................................ 6,332 908,832
Ross Stores, Inc. ....................................................... 8,567 1,289,419

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Royal Caribbean Cruises Ltd. .............................................. 4,555 $ 807,875
Service Corp. International ................................................ 16,019 1,264,380
Starbucks Corp. ........................................................ 6,622 645,579
Tesla, Inc. (a) .......................................................... 2,152 563,028
Texas Roadhouse, Inc. ................................................... 6,424 1,134,478
The Home Depot, Inc. ................................................... 3,399 1,377,275
The TJX Cos., Inc. ...................................................... 12,402 1,457,731
Toll Brothers, Inc. ...................................................... 4,858 750,512
TopBuild Corp. (a) ...................................................... 1,593 648,048
Tractor Supply Co. ...................................................... 4,012 1,167,211
Ulta Beauty, Inc. (a) ..................................................... 2,238 870,851
Williams-Sonoma, Inc. ................................................... 4,180 647,566
Wingstop, Inc. ......................................................... 1,898 789,720
Yum! Brands, Inc. ...................................................... 12,178 1,701,388
50,838,876
Consumer Staples (8.5%):
Altria Group, Inc. ....................................................... 26,301 1,342,403
Archer-Daniels-Midland Co. ............................................... 11,550 689,997
Brown-Forman Corp. , Class B ............................................. 24,209 1,191,083
Bunge Global SA ....................................................... 10,531 1,017,716
Campbell Soup Co. ..................................................... 25,073 1,226,571
Casey's General Stores, Inc. ............................................... 2,430 912,975
Church & Dwight Co., Inc. ................................................ 16,271 1,703,899
Coca-Cola Consolidated, Inc. .............................................. 564 742,450
Colgate-Palmolive Co. ................................................... 17,174 1,782,833
Conagra Brands, Inc. .................................................... 38,955 1,266,817
Constellation Brands, Inc. , Class A .......................................... 5,638 1,452,856
Costco Wholesale Corp. .................................................. 1,431 1,268,610
Dollar General Corp. .................................................... 6,301 532,876
General Mills, Inc. ...................................................... 18,180 1,342,593
Hormel Foods Corp. ..................................................... 28,553 905,130
Kenvue, Inc. .......................................................... 42,205 976,202
Keurig Dr. Pepper, Inc. ................................................... 42,233 1,582,893
Kimberly-Clark Corp. .................................................... 9,519 1,354,363
McCormick & Co., Inc. .................................................. 13,585 1,118,045
Molson Coors Beverage Co. , Class B ......................................... 20,990 1,207,345
Mondelez International, Inc. , Class A ......................................... 21,131 1,556,721
Monster Beverage Corp. (a) ................................................ 24,492 1,277,748
PepsiCo, Inc. .......................................................... 8,922 1,517,186
Performance Food Group Co. (a) ............................................ 14,048 1,100,942
Philip Morris International, Inc. ............................................. 12,915 1,567,881
Sysco Corp. ........................................................... 17,095 1,334,436
Target Corp. .......................................................... 5,320 829,175
The Clorox Co. ........................................................ 7,551 1,230,133
The Coca-Cola Co. ...................................................... 29,408 2,113,259
The Estee Lauder Cos., Inc. ............................................... 7,321 729,830
The Hershey Co. ....................................................... 6,334 1,214,734
The J.M. Smucker Co. ................................................... 10,132 1,226,985
The Kraft Heinz Co. ..................................................... 36,079 1,266,734
The Kroger Co. ........................................................ 23,351 1,338,012
The Procter & Gamble Co. ................................................ 10,058 1,742,046
U.S. Foods Holding Corp. (a) ............................................... 18,649 1,146,913
Walmart, Inc. .......................................................... 19,280 1,556,860
46,367,252
Energy (4.7%):
Baker Hughes Co. ...................................................... 29,670 1,072,571
Cheniere Energy, Inc. .................................................... 7,837 1,409,406
Chevron Corp. ......................................................... 9,327 1,373,587
ConocoPhillips Co. ..................................................... 11,696 1,231,355
Coterra Energy, Inc. ..................................................... 47,972 1,148,929
Devon Energy Corp. ..................................................... 24,963 976,553
Diamondback Energy, Inc. ................................................ 5,332 919,237

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
EOG Resources, Inc. .................................................... 9,488 $ 1,166,360
EQT Corp. ............................................................ 24,471 896,617
Exxon Mobil Corp. ..................................................... 11,850 1,389,057
Halliburton Co. ........................................................ 32,997 958,563
Kinder Morgan, Inc. ..................................................... 73,370 1,620,743
Marathon Petroleum Corp. ................................................ 5,091 829,375
Occidental Petroleum Corp. ............................................... 22,238 1,146,147
ONEOK, Inc. .......................................................... 15,564 1,418,347
Ovintiv, Inc. .......................................................... 22,140 848,183
Permian Resources Corp. ................................................. 63,687 866,780
Phillips 66 Co. ......................................................... 7,491 984,692
Schlumberger NV ...................................................... 22,926 961,746
Targa Resources Corp. ................................................... 8,835 1,307,668
Texas Pacific Land Corp. ................................................. 735 650,284
The Williams Cos., Inc. .................................................. 31,792 1,451,305
Valero Energy Corp. ..................................................... 6,168 832,865
25,460,370
Financials (18.5%):
Aflac, Inc. ............................................................ 11,323 1,265,911
Ally Financial, Inc. ...................................................... 18,769 667,989
American Express Co. ................................................... 4,391 1,190,839
American Financial Group, Inc. ............................................. 10,521 1,416,127
American International Group, Inc. .......................................... 16,988 1,244,031
Ameriprise Financial, Inc. ................................................. 3,166 1,487,418
Aon PLC , Class A ...................................................... 3,400 1,176,366
Apollo Global Management, Inc. ............................................ 7,506 937,574
Arch Capital Group Ltd. (a) ................................................ 11,237 1,257,196
Ares Management Corp. , Class A ........................................... 6,678 1,040,700
Arthur J. Gallagher & Co. ................................................. 4,821 1,356,485
Bank of America Corp. ................................................... 27,957 1,109,334
Berkshire Hathaway, Inc. , Class B (a) ......................................... 4,113 1,893,049
BlackRock, Inc. ........................................................ 1,534 1,456,548
Blackstone, Inc. ........................................................ 6,084 931,643
Block, Inc. (a) .......................................................... 8,170 548,452
Blue Owl Capital, Inc. ................................................... 48,218 933,500
Brown & Brown, Inc. .................................................... 13,224 1,370,006
Capital One Financial Corp. ............................................... 7,077 1,059,639
Cboe Global Markets, Inc. ................................................ 6,078 1,245,200
Chubb Ltd. ........................................................... 5,386 1,553,269
Cincinnati Financial Corp. ................................................ 9,149 1,245,362
Citigroup, Inc. ......................................................... 16,839 1,054,121
Citizens Financial Group, Inc. .............................................. 19,844 814,993
CME Group, Inc. ....................................................... 6,937 1,530,649
Coinbase Global, Inc. , Class A (a) ........................................... 1,817 323,735
Corebridge Financial, Inc. ................................................. 30,407 886,668
East West Bancorp, Inc. .................................................. 11,110 919,241
Equitable Holdings, Inc. .................................................. 26,946 1,132,540
Erie Indemnity Co. , Class A ............................................... 2,049 1,106,091
Everest Group Ltd. ...................................................... 2,753 1,078,708
FactSet Research Systems, Inc. ............................................. 2,812 1,293,098
Fidelity National Financial, Inc. ............................................ 18,169 1,127,568
Fidelity National Information Services, Inc. .................................... 14,117 1,182,299
Fifth Third Bancorp ..................................................... 22,765 975,253
First Citizens Bancshares, Inc. , Class A ....................................... 442 813,700
Fiserv, Inc. (a) .......................................................... 8,940 1,606,071
Global Payments, Inc. .................................................... 8,343 854,490
Huntington Bancshares, Inc. ............................................... 65,578 963,997
Interactive Brokers Group, Inc. ............................................. 8,647 1,205,046
Intercontinental Exchange, Inc. ............................................. 10,527 1,691,057
Jack Henry & Associates, Inc. .............................................. 8,191 1,446,039
Jefferies Financial Group, Inc. .............................................. 18,111 1,114,732
JPMorgan Chase & Co. .................................................. 5,993 1,263,684
KeyCorp ............................................................. 45,828 767,619

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Kinsale Capital Group, Inc. ................................................ 1,210 $ 563,340
KKR & Co., Inc. ....................................................... 6,629 865,615
Loews Corp. .......................................................... 21,496 1,699,259
LPL Financial Holdings, Inc. ............................................... 3,658 850,961
M&T Bank Corp. ....................................................... 5,715 1,017,956
Markel Group, Inc. (a) .................................................... 826 1,295,647
Marsh & McLennan Cos., Inc. ............................................. 7,549 1,684,106
Mastercard, Inc. , Class A ................................................. 3,355 1,656,699
MetLife, Inc. .......................................................... 17,326 1,429,048
Moody's Corp. ......................................................... 2,655 1,260,036
Morgan Stanley ........................................................ 10,775 1,123,186
Morningstar, Inc. ....................................................... 3,890 1,241,377
MSCI, Inc. ........................................................... 1,486 866,234
Nasdaq, Inc. .......................................................... 18,169 1,326,519
Northern Trust Corp. .................................................... 12,267 1,104,398
PayPal Holdings, Inc. (a) .................................................. 10,247 799,573
Principal Financial Group, Inc. ............................................. 16,556 1,422,160
Prudential Financial, Inc. ................................................. 9,625 1,165,587
Raymond James Financial, Inc. ............................................. 10,212 1,250,562
Regions Financial Corp. .................................................. 41,313 963,832
Reinsurance Group of America, Inc. ......................................... 5,242 1,142,075
RenaissanceRe Holdings Ltd. .............................................. 4,620 1,258,488
Robinhood Markets, Inc. , Class A (a) ......................................... 23,009 538,871
Rocket Cos., Inc. , Class A (a) ............................................... 25,270 484,931
Ryan Specialty Holdings, Inc. .............................................. 14,397 955,817
S&P Global, Inc. ....................................................... 3,172 1,638,719
State Street Corp. ....................................................... 14,051 1,243,092
Synchrony Financial ..................................................... 17,713 883,524
T. Rowe Price Group, Inc. ................................................. 10,448 1,138,101
The Allstate Corp. ...................................................... 6,604 1,252,449
The Bank of New York Mellon Corp. ......................................... 21,901 1,573,806
The Charles Schwab Corp. ................................................ 14,907 966,123
The Goldman Sachs Group, Inc. ............................................ 2,307 1,142,219
The Hartford Financial Services Group, Inc. .................................... 11,842 1,392,738
The PNC Financial Services Group, Inc. ...................................... 5,764 1,065,475
The Progressive Corp. ................................................... 4,957 1,257,888
The Travelers Cos., Inc. .................................................. 5,317 1,244,816
Tradeweb Markets, Inc. , Class A ............................................ 10,356 1,280,727
U.S. Bancorp .......................................................... 21,255 971,991
Visa, Inc. , Class A ...................................................... 6,190 1,701,941
W.R. Berkley Corp. ..................................................... 19,974 1,133,125
Wells Fargo & Co. ...................................................... 17,826 1,006,991
100,398,039
Health Care (11.2%):
Abbott Laboratories ..................................................... 12,622 1,439,034
AbbVie, Inc. .......................................................... 6,790 1,340,889
Agilent Technologies, Inc. ................................................. 6,923 1,027,927
Align Technology, Inc. (a) ................................................. 2,793 710,316
Amgen, Inc. ........................................................... 3,035 977,907
Avantor, Inc. (a) ........................................................ 30,865 798,478
Becton Dickinson & Co. .................................................. 5,914 1,425,865
Biogen, Inc. (a) ......................................................... 4,730 916,863
BioMarin Pharmaceutical, Inc. (a) ........................................... 10,711 752,876
Bio-Techne Corp. ....................................................... 9,452 755,498
Boston Scientific Corp. (a) ................................................. 18,651 1,562,954
Cardinal Health, Inc. .................................................... 10,625 1,174,275
Cencora, Inc. .......................................................... 6,420 1,445,014
Centene Corp. (a) ....................................................... 12,833 966,068
CVS Health Corp. ...................................................... 14,149 889,689
Danaher Corp. ......................................................... 4,288 1,192,150
DaVita, Inc. (a) ......................................................... 6,205 1,017,186
Dexcom, Inc. (a) ........................................................ 6,147 412,095
Edwards Lifesciences Corp. (a) ............................................. 8,025 529,570

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Elevance Health, Inc. .................................................... 2,416 $ 1,256,320
Eli Lilly & Co. ......................................................... 899 796,460
GE HealthCare Technologies, Inc. ........................................... 10,010 939,438
Gilead Sciences, Inc. .................................................... 12,951 1,085,812
HCA Healthcare, Inc. .................................................... 2,825 1,148,165
Hologic, Inc. (a) ........................................................ 20,276 1,651,683
Humana, Inc. .......................................................... 2,144 679,091
IDEXX Laboratories, Inc. (a) ............................................... 2,058 1,039,743
Incyte Corp. (a) ......................................................... 15,600 1,031,160
Insulet Corp. (a) ........................................................ 3,140 730,835
Intuitive Surgical, Inc. (a) ................................................. 1,959 962,398
IQVIA Holdings, Inc. (a) .................................................. 3,402 806,172
Johnson & Johnson ..................................................... 9,882 1,601,477
Labcorp Holdings, Inc. ................................................... 5,028 1,123,657
McKesson Corp. ....................................................... 2,159 1,067,453
Medtronic PLC ........................................................ 16,149 1,453,894
Merck & Co., Inc. ...................................................... 10,185 1,156,609
Mettler-Toledo International, Inc. (a) ......................................... 530 794,841
Molina Healthcare, Inc. (a) ................................................ 2,444 842,105
Neurocrine Biosciences, Inc. (a) ............................................. 5,797 667,930
Quest Diagnostics, Inc. ................................................... 8,108 1,258,767
Regeneron Pharmaceuticals, Inc. (a) .......................................... 1,277 1,342,433
ResMed, Inc. .......................................................... 2,634 643,012
Revvity, Inc. .......................................................... 7,119 909,452
Sarepta Therapeutics, Inc. (a) ............................................... 3,500 437,115
Solventum Corp. (a) ..................................................... 10,448 728,435
STERIS PLC .......................................................... 5,011 1,215,368
Stryker Corp. .......................................................... 3,771 1,362,311
Teleflex, Inc. .......................................................... 3,859 954,408
Tenet Healthcare Corp. (a) ................................................. 4,804 798,425
The Cigna Group ....................................................... 3,776 1,308,157
The Cooper Cos., Inc. (a) .................................................. 8,847 976,178
Thermo Fisher Scientific, Inc. .............................................. 2,062 1,275,491
United Therapeutics Corp. (a) .............................................. 2,445 876,166
UnitedHealth Group, Inc. ................................................. 1,816 1,061,779
Universal Health Services, Inc. , Class B ....................................... 4,236 970,086
Veeva Systems, Inc. , Class A (a) ............................................. 4,116 863,825
Waters Corp. (a) ........................................................ 2,526 909,082
West Pharmaceutical Services, Inc. .......................................... 2,263 679,262
Zimmer Biomet Holdings, Inc. ............................................. 11,990 1,294,321
Zoetis, Inc. ........................................................... 5,344 1,044,111
61,078,081
Industrials (18.9%):
3M Co. .............................................................. 5,225 714,258
A.O. Smith Corp. ....................................................... 13,223 1,187,822
Advanced Drainage Systems, Inc. ........................................... 4,511 708,949
AECOM ............................................................. 11,900 1,228,913
Allegion PLC ......................................................... 8,259 1,203,667
Amentum Holdings, Inc. (a) ................................................ 9,103 293,572
AMETEK, Inc. ........................................................ 7,250 1,244,897
Automatic Data Processing, Inc. ............................................ 6,440 1,782,141
Axon Enterprise, Inc. (a) .................................................. 1,999 798,800
Booz Allen Hamilton Holding Corp. ......................................... 6,105 993,650
Broadridge Financial Solutions, Inc. ......................................... 6,477 1,392,749
Builders FirstSource, Inc. (a) ............................................... 3,231 626,362
C.H. Robinson Worldwide, Inc. ............................................. 7,385 815,082
Carlisle Cos., Inc. ....................................................... 2,358 1,060,510
Carrier Global Corp. ..................................................... 12,262 986,968
Caterpillar, Inc. ........................................................ 2,907 1,136,986
Cintas Corp. .......................................................... 6,742 1,388,043
Clean Harbors, Inc. (a) ................................................... 4,359 1,053,614
Comfort Systems USA, Inc. ............................................... 1,697 662,424
Copart, Inc. (a) ......................................................... 26,028 1,363,867

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
CSX Corp. ............................................................ 44,667 $ 1,542,352
Cummins, Inc. ......................................................... 3,446 1,115,780
Curtiss-Wright Corp. .................................................... 4,127 1,356,504
Deere & Co. .......................................................... 2,886 1,204,414
Delta Air Lines, Inc. ..................................................... 19,446 987,662
Dover Corp. ........................................................... 6,788 1,301,531
Eaton Corp. PLC ....................................................... 3,012 998,297
EMCOR Group, Inc. .................................................... 2,191 943,291
Emerson Electric Co. .................................................... 9,681 1,058,811
Equifax, Inc. .......................................................... 2,879 846,023
Expeditors International of Washington, Inc. .................................... 10,348 1,359,727
Fastenal Co. ........................................................... 17,975 1,283,775
FedEx Corp. .......................................................... 2,853 780,809
Fortive Corp. .......................................................... 15,950 1,258,934
GE Vernova, Inc. (a) ..................................................... 2,485 633,625
General Dynamics Corp. .................................................. 5,552 1,677,814
General Electric Co. ..................................................... 5,174 975,713
Graco, Inc. ........................................................... 16,644 1,456,516
HEICO Corp. .......................................................... 4,866 1,272,362
Honeywell International, Inc. .............................................. 8,081 1,670,424
Howmet Aerospace, Inc. .................................................. 7,848 786,762
Hubbell, Inc. .......................................................... 2,189 937,658
Huntington Ingalls Industries, Inc. ........................................... 4,111 1,086,866
IDEX Corp. ........................................................... 6,665 1,429,642
Illinois Tool Works, Inc. .................................................. 6,735 1,765,041
Ingersoll Rand, Inc. ..................................................... 10,906 1,070,533
ITT, Inc. ............................................................. 7,363 1,100,842
J.B. Hunt Transport Services, Inc. ........................................... 5,574 960,567
Jacobs Solutions, Inc. .................................................... 9,103 1,191,583
Johnson Controls International PLC .......................................... 13,920 1,080,331
L3Harris Technologies, Inc. ............................................... 6,263 1,489,780
Leidos Holdings, Inc. .................................................... 9,175 1,495,525
Lennox International, Inc. ................................................. 1,569 948,131
Lockheed Martin Corp. ................................................... 3,113 1,819,735
Masco Corp. .......................................................... 12,465 1,046,312
Nordson Corp. ......................................................... 4,497 1,181,047
Norfolk Southern Corp. .................................................. 3,868 961,198
Northrop Grumman Corp. ................................................. 2,669 1,409,419
Old Dominion Freight Line, Inc. ............................................ 4,290 852,166
Otis Worldwide Corp. .................................................... 15,619 1,623,439
Owens Corning ........................................................ 5,121 903,959
PACCAR, Inc. ......................................................... 10,967 1,082,224
Parker-Hannifin Corp. ................................................... 1,625 1,026,708
Paychex, Inc. .......................................................... 10,452 1,402,554
Quanta Services, Inc. .................................................... 2,891 861,952
Republic Services, Inc. ................................................... 8,909 1,789,284
Rockwell Automation, Inc. ................................................ 2,805 753,030
Rollins, Inc. ........................................................... 24,795 1,254,131
RTX Corp. ............................................................ 11,997 1,453,557
Snap-on, Inc. .......................................................... 4,052 1,173,905
Southwest Airlines Co. ................................................... 22,887 678,142
SS&C Technologies Holdings, Inc. .......................................... 19,154 1,421,418
Tetra Tech, Inc. ........................................................ 22,408 1,056,761
Textron, Inc. .......................................................... 12,618 1,117,702
Trane Technologies PLC .................................................. 3,089 1,200,787
TransDigm Group, Inc. ................................................... 884 1,261,583
Uber Technologies, Inc. (a) ................................................ 9,288 698,086
U-Haul Holding Co. ..................................................... 13,096 942,912
Union Pacific Corp. ..................................................... 5,858 1,443,880
United Airlines Holdings, Inc. (a) ............................................ 13,480 769,169
United Parcel Service, Inc. , Class B .......................................... 7,228 985,466
United Rentals, Inc. ..................................................... 935 757,098
Veralto Corp. .......................................................... 10,850 1,213,681
Verisk Analytics, Inc. .................................................... 4,706 1,261,020

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Vertiv Holdings Co. , Class A ............................................... 5,664 $ 563,511
W.W. Grainger, Inc. ..................................................... 1,283 1,332,793
Waste Management, Inc. .................................................. 6,813 1,414,379
Watsco, Inc. ........................................................... 1,986 976,874
Westinghouse Air Brake Technologies Corp. .................................... 7,408 1,346,552
XPO, Inc. (a) .......................................................... 5,425 583,242
Xylem, Inc. ........................................................... 9,409 1,270,497
102,601,072
Information Technology (11.6%):
Accenture PLC , Class A .................................................. 3,226 1,140,326
Adobe, Inc. (a) ......................................................... 1,271 658,098
Advanced Micro Devices, Inc. (a) ............................................ 3,594 589,704
Akamai Technologies, Inc. (a) .............................................. 9,420 950,949
Amphenol Corp. , Class A ................................................. 15,695 1,022,686
Analog Devices, Inc. .................................................... 3,464 797,309
Apple, Inc. ........................................................... 4,830 1,125,390
Applied Materials, Inc. ................................................... 3,187 643,933
AppLovin Corp. , Class A (a) ............................................... 4,616 602,619
Arista Networks, Inc. (a) .................................................. 1,824 700,088
Autodesk, Inc. (a) ....................................................... 3,678 1,013,215
Bentley Systems, Inc. , Class B ............................................. 16,522 839,483
Broadcom, Inc. ........................................................ 3,479 600,127
Cadence Design Systems, Inc. (a) ............................................ 3,043 824,744
CDW Corp. ........................................................... 4,749 1,074,699
Cisco Systems, Inc. ..................................................... 27,907 1,485,211
Cognizant Technology Solutions Corp. , Class A ................................. 16,673 1,286,822
Corning, Inc. .......................................................... 22,217 1,003,098
Corpay, Inc. (a) ......................................................... 3,155 986,758
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 1,950 546,917
Datadog, Inc. , Class A (a) ................................................. 6,104 702,326
Dell Technologies, Inc. , Class C ............................................ 3,514 416,550
DocuSign, Inc. (a) ....................................................... 11,988 744,335
Dynatrace, Inc. (a) ...................................................... 16,307 871,935
Enphase Energy, Inc. (a) .................................................. 3,429 387,546
Entegris, Inc. .......................................................... 5,498 618,690
EPAM Systems, Inc. (a) ................................................... 2,854 568,032
F5, Inc. (a) ............................................................ 4,969 1,094,174
Fair Isaac Corp. (a) ...................................................... 481 934,833
First Solar, Inc. (a) ...................................................... 2,217 553,008
Fortinet, Inc. (a) ........................................................ 8,212 636,841
Gartner, Inc. (a) ........................................................ 2,212 1,120,953
Gen Digital, Inc. ....................................................... 31,394 861,137
GoDaddy, Inc. , Class A (a) ................................................. 7,314 1,146,689
Hewlett Packard Enterprise Co. ............................................. 38,132 780,181
HP, Inc. .............................................................. 22,794 817,621
Intel Corp. ............................................................ 22,575 529,610
International Business Machines Corp. ........................................ 5,593 1,236,500
Intuit, Inc. ............................................................ 1,501 932,121
Jabil, Inc. ............................................................ 5,843 700,167
Keysight Technologies, Inc. (a) ............................................. 5,316 844,872
KLA Corp. ........................................................... 769 595,521
Lam Research Corp. ..................................................... 760 620,221
Manhattan Associates, Inc. (a) .............................................. 3,101 872,559
Microchip Technology, Inc. ................................................ 8,682 697,078
Microsoft Corp. ........................................................ 3,253 1,399,766
Monolithic Power Systems, Inc. ............................................ 560 517,720
Motorola Solutions, Inc. .................................................. 3,529 1,586,744
NetApp, Inc. .......................................................... 6,722 830,234
NVIDIA Corp. ......................................................... 3,973 482,481
NXP Semiconductors NV ................................................. 2,872 689,309
ON Semiconductor Corp. (a) ............................................... 6,958 505,220
Oracle Corp. .......................................................... 6,030 1,027,512
Palantir Technologies, Inc. , Class A (a) ........................................ 13,559 504,395

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Palo Alto Networks, Inc. (a) ................................................ 1,511 $ 516,460
PTC, Inc. (a) ........................................................... 7,079 1,278,892
Pure Storage, Inc. , Class A (a) .............................................. 9,765 490,594
QUALCOMM, Inc. ..................................................... 3,785 643,639
Roper Technologies, Inc. .................................................. 2,587 1,439,510
Salesforce, Inc. ........................................................ 2,851 780,347
Seagate Technology Holdings PLC .......................................... 8,344 913,918
ServiceNow, Inc. (a) ..................................................... 851 761,126
Skyworks Solutions, Inc. ................................................. 6,402 632,326
Super Micro Computer, Inc. (a) ............................................. 554 230,686
Synopsys, Inc. (a) ....................................................... 1,460 739,329
TE Connectivity PLC (a) .................................................. 8,166 1,232,984
Teledyne Technologies, Inc. (a) ............................................. 2,652 1,160,674
Teradyne, Inc. ......................................................... 4,271 572,015
Texas Instruments, Inc. ................................................... 4,639 958,278
Trimble, Inc. (a) ........................................................ 18,599 1,154,812
Tyler Technologies, Inc. (a) ................................................ 1,824 1,064,705
VeriSign, Inc. (a) ........................................................ 7,852 1,491,566
Workday, Inc. , Class A (a) ................................................. 3,025 739,340
Zebra Technologies Corp. (a) ............................................... 2,146 794,707
Zoom Video Communications, Inc. , Class A (a) .................................. 12,014 837,856
63,152,821
Materials (5.0%):
Air Products and Chemicals, Inc. ............................................ 3,185 948,302
Avery Dennison Corp. ................................................... 7,014 1,548,411
Celanese Corp. ......................................................... 7,740 1,052,330
CF Industries Holdings, Inc. ............................................... 11,585 993,993
Corteva, Inc. .......................................................... 14,451 849,574
Dow, Inc. ............................................................ 25,473 1,391,590
DuPont de Nemours, Inc. ................................................. 11,346 1,011,042
Eastman Chemical Co. ................................................... 11,483 1,285,522
Ecolab, Inc. ........................................................... 5,124 1,308,311
Freeport-McMoRan, Inc. ................................................. 16,790 838,157
International Paper Co. ................................................... 17,840 871,484
Linde PLC ............................................................ 3,661 1,745,784
LyondellBasell Industries NV , Class A ........................................ 14,359 1,377,028
Martin Marietta Materials, Inc. ............................................. 2,130 1,146,472
Nucor Corp. ........................................................... 6,462 971,497
Packaging Corp. of America ............................................... 6,659 1,434,349
PPG Industries, Inc. ..................................................... 11,504 1,523,820
Reliance, Inc. .......................................................... 3,431 992,279
RPM International, Inc. .................................................. 10,411 1,259,731
Steel Dynamics, Inc. ..................................................... 7,819 985,820
The Sherwin-Williams Co. ................................................ 3,351 1,278,976
Vulcan Materials Co. .................................................... 4,646 1,163,498
Westlake Corp. ........................................................ 6,402 962,157
26,940,127
Real Estate (0.5%):
CBRE Group, Inc. , Class A (a) .............................................. 8,038 1,000,570
CoStar Group, Inc. (a) .................................................... 12,079 911,240
Jones Lang LaSalle, Inc. (a) ................................................ 3,203 864,201
2,776,011
Utilities (7.3%):
Alliant Energy Corp. .................................................... 24,656 1,496,373
Ameren Corp. ......................................................... 15,439 1,350,295
American Electric Power Co., Inc. ........................................... 13,463 1,381,304
American Water Works Co., Inc. ............................................ 8,923 1,304,900
Atmos Energy Corp. ..................................................... 13,163 1,825,840
CenterPoint Energy, Inc. .................................................. 45,255 1,331,402
CMS Energy Corp. ...................................................... 22,182 1,566,715
Consolidated Edison, Inc. ................................................. 15,003 1,562,262

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Constellation Energy Corp. ................................................ 2,845 $ 739,757
Dominion Energy, Inc. ................................................... 19,812 1,144,936
DTE Energy Co. ....................................................... 10,940 1,404,805
Duke Energy Corp. ...................................................... 14,511 1,673,118
Edison International ..................................................... 15,965 1,390,392
Entergy Corp. ......................................................... 11,794 1,552,208
Evergy, Inc. ........................................................... 24,839 1,540,266
Exelon Corp. .......................................................... 30,905 1,253,198
FirstEnergy Corp. ....................................................... 35,624 1,579,924
NextEra Energy, Inc. .................................................... 12,221 1,033,041
NiSource, Inc. ......................................................... 47,610 1,649,687
NRG Energy, Inc. ....................................................... 9,138 832,472
PG&E Corp. .......................................................... 70,495 1,393,686
PPL Corp. ............................................................ 50,510 1,670,871
Public Service Enterprise Group, Inc. ......................................... 18,792 1,676,434
Sempra .............................................................. 17,755 1,484,851
The AES Corp. ........................................................ 41,891 840,333
The Southern Co. ....................................................... 17,432 1,572,018
Vistra Corp. ........................................................... 6,060 718,352
WEC Energy Group, Inc. ................................................. 14,618 1,405,959
Xcel Energy, Inc. ....................................................... 18,180 1,187,154
39,562,553
Total Common Stocks (Cost $400,949,897) 540,285,654
Total Investments (Cost $400,949,897) — 99.5% 540,285,654
Other assets in excess of liabilities — 0.5% 2,523,695
NET ASSETS - 100.00% $ 542,809,349
(a) Non-income producing security.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 8 12/20/24 $ 2,294,099 $ 2,325,700 $ 31,601
Total unrealized appreciation $ 31,601
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 31,601

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios II
VictoryShares US Small Cap Volatility Wtd ETF

(Unaudited)
Security Description Shares Value
Common Stocks (99.7%)
Communication Services (2.6%):
Cable One, Inc. ........................................................ 139 $ 48,621
Cinemark Holdings, Inc.(a) ................................................ 2,326 64,756
Cogent Communications Holdings, Inc. ....................................... 887 67,341
Integral Ad Science Holding Corp.(a) ......................................... 2,784 30,095
Iridium Communications, Inc. .............................................. 2,255 68,665
Madison Square Garden Entertainment Corp.(a) ................................. 2,001 85,102
Madison Square Garden Sports Corp.(a) ....................................... 531 110,586
TEGNA, Inc. .......................................................... 5,371 84,754
TripAdvisor, Inc.(a) ..................................................... 2,716 39,355
United States Cellular Corp.(a) ............................................. 649 35,468
Warner Music Group Corp., Class A ......................................... 2,586 80,942
Yelp, Inc.(a) ........................................................... 2,082 73,036
Ziff Davis, Inc.(a) ....................................................... 1,254 61,020
849,741
Consumer Discretionary (14.1%):
Abercrombie & Fitch Co.(a) ............................................... 246 34,415
Academy Sports & Outdoors, Inc. ........................................... 1,070 62,445
Acushnet Holdings Corp. ................................................. 1,134 72,293
Adient PLC(a) ......................................................... 2,593 58,524
Adtalem Global Education, Inc.(a) ........................................... 688 51,930
Advance Auto Parts, Inc. ................................................. 1,052 41,018
American Eagle Outfitters, Inc. ............................................. 2,823 63,207
Arhaus, Inc. ........................................................... 3,127 38,493
Asbury Automotive Group, Inc.(a) ........................................... 244 58,216
Atmus Filtration Technologies, Inc. .......................................... 1,859 69,768
Boot Barn Holdings, Inc.(a) ............................................... 364 60,890
Bowlero Corp., Class A(b) ................................................ 3,745 43,966
Brinker International, Inc.(a) ............................................... 724 55,408
Brunswick Corp. ....................................................... 789 66,134
Carter's, Inc. .......................................................... 1,243 80,770
Carvana Co.(a) ......................................................... 160 27,858
Cava Group, Inc.(a) ..................................................... 333 41,242
Cavco Industries, Inc.(a) .................................................. 143 61,238
Century Communities, Inc. ................................................ 537 55,300
Champion Homes, Inc.(a) ................................................. 528 50,081
Chewy, Inc., Class A(a) .................................................. 1,144 33,508
Columbia Sportswear Co. ................................................. 1,138 94,670
Dillard's, Inc., Class A ................................................... 156 59,856
Dorman Products, Inc.(a) ................................................. 579 65,496
Dream Finders Homes, Inc., Class A(a) ....................................... 1,058 38,310
Dutch Bros, Inc., Class A(a) ............................................... 1,408 45,098
Fox Factory Holding Corp.(a) .............................................. 900 37,350
Frontdoor, Inc.(a) ....................................................... 1,410 67,666
GameStop Corp., Class A(a) ............................................... 531 12,176
Garrett Motion, Inc.(a) ................................................... 6,959 56,925
Graham Holdings Co., Class B ............................................. 100 82,172
Grand Canyon Education, Inc.(a) ............................................ 679 96,316
Green Brick Partners, Inc.(a) ............................................... 766 63,976
Group 1 Automotive, Inc. ................................................. 179 68,564
Harley-Davidson, Inc. ................................................... 1,471 56,678
Hilton Grand Vacations, Inc.(a) ............................................. 1,641 59,601
Installed Building Products, Inc. ............................................ 209 51,470
KB Home ............................................................ 703 60,240
Kohl's Corp. .......................................................... 2,036 42,960
Kontoor Brands, Inc. .................................................... 891 72,866
Laureate Education, Inc. .................................................. 5,161 85,724
La-Z-Boy, Inc. ......................................................... 1,431 61,433
LCI Industries ......................................................... 456 54,966
Levi Strauss & Co., Class A ............................................... 2,852 62,174
LGI Homes, Inc.(a) ..................................................... 415 49,186
Life Time Group Holdings, Inc.(a) ........................................... 2,165 52,869

Victory Portfolios II
VictoryShares US Small Cap Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
M/I Homes, Inc.(a) ...................................................... 324 $ 55,521
Macy's, Inc. ........................................................... 3,009 47,211
Marriott Vacations Worldwide Corp. ......................................... 728 53,493
Mister Car Wash, Inc.(a) .................................................. 8,012 52,158
Modine Manufacturing Co.(a) .............................................. 307 40,767
Nordstrom, Inc. ........................................................ 2,090 47,004
Ollie's Bargain Outlet Holdings, Inc.(a) ....................................... 622 60,458
OneSpaWorld Holdings Ltd. ............................................... 4,208 69,474
Patrick Industries, Inc. ................................................... 533 75,883
Phinia, Inc. ........................................................... 1,270 58,458
Polaris, Inc. ........................................................... 752 62,597
Red Rock Resorts, Inc., Class A ............................................. 1,069 58,196
RH(a) ............................................................... 134 44,814
Shake Shack, Inc., Class A(a) .............................................. 410 42,316
Signet Jewelers Ltd. ..................................................... 605 62,400
Sonic Automotive, Inc., Class A ............................................ 879 51,404
Steven Madden Ltd. ..................................................... 1,876 91,905
Strategic Education, Inc. .................................................. 574 53,124
Stride, Inc.(a) .......................................................... 914 77,973
The Buckle, Inc. ........................................................ 1,510 66,395
The Cheesecake Factory, Inc. .............................................. 1,602 64,961
The Wendy's Co. ....................................................... 5,336 93,487
Topgolf Callaway Brands Corp.(a) ........................................... 4,832 53,055
Travel + Leisure Co. ..................................................... 1,510 69,581
Tri Pointe Homes, Inc.(a) ................................................. 1,457 66,017
United Parks & Resorts, Inc.(a) ............................................. 1,249 63,199
Upbound Group, Inc. .................................................... 1,971 63,052
Urban Outfitters, Inc.(a) .................................................. 1,491 57,120
Valvoline, Inc.(a) ....................................................... 1,857 77,715
Victoria's Secret & Co.(a) ................................................. 1,325 34,053
Visteon Corp.(a) ........................................................ 683 65,049
Winnebago Industries, Inc. ................................................ 1,051 61,074
Worthington Enterprises, Inc. .............................................. 1,419 58,818
YETI Holdings, Inc.(a) ................................................... 1,128 46,282
4,670,460
Consumer Staples (5.1%):
Cal-Maine Foods, Inc. ................................................... 1,116 83,521
Central Garden & Pet Co., Class A(a) ........................................ 2,070 64,998
Edgewell Personal Care Co. ............................................... 2,329 84,636
Energizer Holdings, Inc. .................................................. 2,734 86,832
Flowers Foods, Inc. ..................................................... 4,807 110,898
Freshpet, Inc.(a) ........................................................ 421 57,580
Grocery Outlet Holding Corp.(a) ............................................ 2,787 48,912
Inter Parfums, Inc. ...................................................... 484 62,668
J & J Snack Foods Corp. .................................................. 425 73,151
Lancaster Colony Corp. .................................................. 456 80,516
MGP Ingredients, Inc.(b) ................................................. 657 54,695
National Beverage Corp. .................................................. 1,450 68,063
PriceSmart, Inc. ........................................................ 1,008 92,514
Seaboard Corp. ........................................................ 30 94,110
Spectrum Brands Holdings, Inc. ............................................ 756 71,926
Sprouts Farmers Market, Inc.(a) ............................................ 606 66,908
The Andersons, Inc. ..................................................... 1,351 67,739
The Boston Beer Co., Inc., Class A(a) ........................................ 193 55,804
The Chefs' Warehouse, Inc.(a) .............................................. 1,463 61,461
The Simply Good Foods Co.(a) ............................................. 2,470 85,882
Utz Brands, Inc. ........................................................ 4,000 70,800
WD-40 Co. ........................................................... 262 67,565
Weis Markets, Inc. ...................................................... 1,262 86,990
1,698,169
Energy (5.6%):
Archrock, Inc. ......................................................... 3,194 64,647

Victory Portfolios II
VictoryShares US Small Cap Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Atlas Energy Solutions, Inc. ............................................... 2,652 $ 57,814
Cactus, Inc., Class A ..................................................... 1,008 60,147
California Resources Corp. ................................................ 1,034 54,254
CNX Resources Corp.(a) ................................................. 2,993 97,482
CONSOL Energy, Inc. ................................................... 517 54,104
Crescent Energy Co., Class A .............................................. 4,489 49,154
CVR Energy, Inc. ....................................................... 2,421 55,756
Dorian LPG Ltd. ....................................................... 1,377 47,396
DT Midstream, Inc. ..................................................... 1,609 126,564
Excelerate Energy, Inc., Class A ............................................ 2,945 64,819
Gulfport Energy Corp.(a) ................................................. 533 80,670
Helmerich & Payne, Inc. .................................................. 1,809 55,030
International Seaways, Inc. ................................................ 1,413 72,854
Kinetik Holdings, Inc. ................................................... 1,863 84,319
Kodiak Gas Services, Inc. ................................................. 2,321 67,309
Kosmos Energy Ltd.(a) ................................................... 10,357 41,739
Liberty Energy, Inc. ..................................................... 2,757 52,631
Magnolia Oil & Gas Corp., Class A .......................................... 3,213 78,461
Northern Oil & Gas, Inc. .................................................. 1,764 62,463
Oceaneering International, Inc.(a) ........................................... 1,974 49,093
Patterson-UTI Energy, Inc. ................................................ 5,880 44,982
Peabody Energy Corp. ................................................... 2,780 73,781
SM Energy Co. ........................................................ 1,280 51,162
Talos Energy, Inc.(a) ..................................................... 4,476 46,327
Tidewater, Inc.(a) ....................................................... 497 35,680
Valaris Ltd.(a) ......................................................... 912 50,844
Viper Energy, Inc. ...................................................... 1,618 72,988
World Kinect Corp. ..................................................... 2,749 84,972
1,837,442
Financials (23.9%):
Affiliated Managers Group, Inc. ............................................ 526 93,523
Ameris Bancorp ........................................................ 1,123 70,064
Artisan Partners Asset Management, Inc., Class A ................................ 1,718 74,424
Associated Banc-Corp. ................................................... 3,252 70,048
Assured Guaranty Ltd. ................................................... 1,082 86,041
Atlantic Union Bankshares Corp. ............................................ 1,735 65,357
Axis Capital Holdings Ltd. ................................................ 1,264 100,627
Axos Financial, Inc.(a) ................................................... 825 51,876
BancFirst Corp. ........................................................ 671 70,623
Bank of Hawaii Corp. .................................................... 1,028 64,528
Bank OZK ............................................................ 1,308 56,231
BankUnited, Inc. ....................................................... 1,464 53,348
Banner Corp. .......................................................... 1,167 69,506
BGC Group, Inc., Class A ................................................. 5,998 55,062
BOK Financial Corp. .................................................... 772 80,767
Bread Financial Holdings, Inc. ............................................. 842 40,062
Cadence Bank ......................................................... 2,002 63,764
Cathay General Bancorp .................................................. 1,579 67,818
City Holding Co. ....................................................... 747 87,690
CNO Financial Group, Inc. ................................................ 2,428 85,223
Cohen & Steers, Inc. .................................................... 690 66,205
Columbia Banking System, Inc. ............................................ 1,899 49,583
Community Financial System, Inc. .......................................... 1,099 63,819
CVB Financial Corp. .................................................... 3,469 61,818
Donnelley Financial Solutions, Inc.(a) ........................................ 1,179 77,614
Eastern Bankshares, Inc. .................................................. 3,736 61,233
Enova International, Inc.(a) ................................................ 799 66,948
Enterprise Financial Services Corp. .......................................... 1,232 63,152
Euronet Worldwide, Inc.(a) ................................................ 781 77,499
EVERTEC, Inc. ........................................................ 2,104 71,305
FB Financial Corp. ...................................................... 1,355 63,590
Federal Agricultural Mortgage Corp., Class C ................................... 339 63,532
Federated Hermes, Inc. ................................................... 3,102 114,060

Victory Portfolios II
VictoryShares US Small Cap Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
First Bancorp .......................................................... 1,362 $ 56,646
First Bancorp .......................................................... 3,895 82,457
First Commonwealth Financial Corp. ......................................... 4,202 72,064
First Financial Bancorp ................................................... 2,855 72,032
First Financial Bankshares, Inc. ............................................. 1,792 66,322
First Hawaiian, Inc. ..................................................... 3,441 79,659
First Interstate BancSystem, Inc., Class A ...................................... 1,991 61,084
First Merchants Corp. .................................................... 1,802 67,034
FirstCash Holdings, Inc. .................................................. 649 74,505
FNB Corp. ............................................................ 5,542 78,198
Fulton Financial Corp. ................................................... 3,643 66,048
Genworth Financial, Inc.(a) ................................................ 12,463 85,372
Glacier Bancorp, Inc. .................................................... 1,191 54,429
Goosehead Insurance, Inc., Class A(a) ........................................ 440 39,292
Hamilton Lane, Inc., Class A ............................................... 468 78,806
Hancock Whitney Corp. .................................................. 1,290 66,009
Hilltop Holdings, Inc. .................................................... 2,420 77,827
Home Bancshares, Inc. ................................................... 2,951 79,943
Independent Bank Corp. .................................................. 967 57,179
International Bancshares Corp. ............................................. 1,212 72,465
Jackson Financial, Inc., Class A ............................................. 641 58,478
Kemper Corp. ......................................................... 1,147 70,254
Lakeland Financial Corp. ................................................. 933 60,757
Lazard, Inc. ........................................................... 1,312 66,099
Lincoln National Corp. ................................................... 1,943 61,224
Live Oak Bancshares, Inc. ................................................ 1,104 52,296
Merchants Bancorp ..................................................... 1,140 51,254
Mercury General Corp. ................................................... 1,058 66,633
MGIC Investment Corp. .................................................. 3,713 95,053
Moelis & Co., Class A ................................................... 976 66,866
Mr. Cooper Group, Inc.(a) ................................................. 872 80,381
National Bank Holdings Corp., Class A ....................................... 1,712 72,075
Navient Corp. ......................................................... 4,551 70,950
NBT Bancorp, Inc. ...................................................... 1,375 60,816
Nelnet, Inc., Class A ..................................................... 761 86,206
NMI Holdings, Inc.(a) ................................................... 2,344 96,549
Northwest Bancshares, Inc. ................................................ 5,880 78,674
OFG Bancorp ......................................................... 1,763 79,194
Old National Bancorp .................................................... 3,851 71,860
Palomar Holdings, Inc.(a) ................................................. 542 51,311
Park National Corp. ..................................................... 392 65,848
Pathward Financial, Inc. .................................................. 1,246 82,248
Paymentus Holdings, Inc., Class A(a) ........................................ 1,756 35,155
Payoneer Global, Inc.(a) .................................................. 5,717 43,049
PennyMac Financial Services, Inc. .......................................... 631 71,915
Piper Sandler Cos. ...................................................... 272 77,196
PJT Partners, Inc., Class A ................................................ 673 89,738
PROG Holdings, Inc. .................................................... 1,031 49,993
Provident Financial Services, Inc. ........................................... 3,103 57,592
Radian Group, Inc. ...................................................... 2,369 82,181
Renasant Corp. ........................................................ 2,005 65,162
Rocket Cos., Inc., Class A(a) ............................................... 2,067 39,666
Ryan Specialty Holdings, Inc. .............................................. 1,177 78,141
S&T Bancorp, Inc. ...................................................... 1,536 64,466
Seacoast Banking Corp. of Florida ........................................... 2,381 63,454
ServisFirst Bancshares, Inc. ............................................... 639 51,408
Shift4 Payments, Inc., Class A(a) ............................................ 557 49,350
Simmons First National Corp., Class A ....................................... 2,999 64,598
SiriusPoint Ltd.(a) ...................................................... 5,371 77,020
SLM Corp. ........................................................... 3,684 84,253
StepStone Group, Inc., Class A ............................................. 1,094 62,172
Stewart Information Services Corp. .......................................... 1,109 82,887
Stock Yards Bancorp, Inc. ................................................. 971 60,192
StoneX Group, Inc.(a) ................................................... 977 79,997

Victory Portfolios II
VictoryShares US Small Cap Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Synovus Financial Corp. .................................................. 1,386 $ 61,635
Texas Capital Bancshares, Inc.(a) ........................................... 994 71,031
The Bancorp, Inc.(a) ..................................................... 1,019 54,516
The Hanover Insurance Group, Inc. .......................................... 722 106,935
The Western Union Co. ................................................... 7,577 90,394
Towne Bank .......................................................... 2,247 74,286
Triumph Financial, Inc.(a) ................................................. 663 52,735
UMB Financial Corp. .................................................... 680 71,475
United Bankshares, Inc. .................................................. 1,902 70,564
United Community Banks, Inc. ............................................. 2,297 66,797
Valley National Bancorp .................................................. 5,463 49,495
Victory Capital Holdings, Inc., Class A(c) ..................................... 1,303 72,186
Virtu Financial, Inc., Class A ............................................... 1,821 55,468
WaFd, Inc. ............................................................ 1,825 63,601
Walker & Dunlop, Inc. ................................................... 623 70,767
WesBanco, Inc. ........................................................ 2,144 63,848
White Mountains Insurance Group Ltd. ....................................... 49 83,114
WSFS Financial Corp. ................................................... 1,197 61,035
7,908,804
Health Care (6.5%):
ACADIA Pharmaceuticals, Inc.(a) ........................................... 2,044 31,437
Addus HomeCare Corp.(a) ................................................ 568 75,561
ADMA Biologics, Inc.(a) ................................................. 2,000 39,980
Alkermes PLC(a) ....................................................... 2,125 59,479
AMN Healthcare Services, Inc.(a) ........................................... 826 35,014
Amphastar Pharmaceuticals, Inc.(a) .......................................... 1,098 53,286
Astrana Health, Inc.(a) ................................................... 1,048 60,721
Catalyst Pharmaceuticals, Inc.(a) ............................................ 2,272 45,167
CONMED Corp. ....................................................... 711 51,135
Corcept Therapeutics, Inc.(a) .............................................. 1,041 48,178
CorVel Corp.(a) ........................................................ 223 72,897
Doximity, Inc., Class A(a) ................................................. 973 42,394
Haemonetics Corp.(a) .................................................... 950 76,361
Halozyme Therapeutics, Inc.(a) ............................................. 985 56,381
Harmony Biosciences Holdings, Inc.(a) ....................................... 1,512 60,480
Hims & Hers Health, Inc.(a) ............................................... 1,805 33,248
Integer Holdings Corp.(a) ................................................. 580 75,400
Krystal Biotech, Inc.(a) ................................................... 173 31,491
Lantheus Holdings, Inc.(a) ................................................ 281 30,840
LeMaitre Vascular, Inc. ................................................... 670 62,236
Ligand Pharmaceuticals, Inc.(a) ............................................. 446 44,640
MannKind Corp.(a) ..................................................... 6,288 39,552
Merit Medical Systems, Inc.(a) ............................................. 1,001 98,929
National HealthCare Corp. ................................................ 592 74,456
Option Care Health, Inc.(a) ................................................ 2,414 75,558
Organon & Co. ........................................................ 2,284 43,693
Patterson Cos., Inc. ..................................................... 2,946 64,341
Premier, Inc., Class A .................................................... 4,571 91,420
Prestige Consumer Healthcare, Inc.(a) ........................................ 1,199 86,448
Privia Health Group, Inc.(a) ............................................... 2,386 43,449
Progyny, Inc.(a) ........................................................ 1,895 31,760
Protagonist Therapeutics, Inc.(a) ............................................ 930 41,850
RadNet, Inc.(a) ........................................................ 801 55,581
Select Medical Holdings Corp. ............................................. 1,629 56,803
Sotera Health Co.(a) ..................................................... 3,452 57,648
Supernus Pharmaceuticals, Inc.(a) ........................................... 1,627 50,730
TG Therapeutics, Inc.(a) .................................................. 1,295 30,290
TransMedics Group, Inc.(a) ................................................ 216 33,912
UFP Technologies, Inc.(a) ................................................. 130 41,171
Vericel Corp.(a) ........................................................ 985 41,616
2,145,533

Victory Portfolios II
VictoryShares US Small Cap Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Industrials (19.8%):
AAR Corp.(a) ......................................................... 977 $ 63,857
ABM Industries, Inc. .................................................... 1,142 60,252
AeroVironment, Inc.(a) ................................................... 209 41,905
Air Lease Corp. ........................................................ 1,438 65,127
Alamo Group, Inc. ...................................................... 417 75,114
Alaska Air Group, Inc.(a) ................................................. 1,843 83,322
Albany International Corp. ................................................ 815 72,413
Allison Transmission Holdings, Inc. ......................................... 812 78,009
ArcBest Corp. ......................................................... 447 48,477
Arcosa, Inc. ........................................................... 711 67,374
Armstrong World Industries, Inc. ............................................ 661 86,875
ASGN, Inc.(a) ......................................................... 773 72,067
AZZ, Inc. ............................................................ 729 60,223
Blue Bird Corp.(a) ...................................................... 783 37,553
Boise Cascade Co. ...................................................... 403 56,815
Brady Corp., Class A .................................................... 1,296 99,312
Casella Waste Systems, Inc.(a) ............................................. 945 94,018
CBIZ, Inc.(a) .......................................................... 857 57,668
Chart Industries, Inc.(a) .................................................. 342 42,456
Cimpress PLC(a) ....................................................... 477 39,076
Construction Partners, Inc., Class A(a) ........................................ 864 60,307
CSW Industrials, Inc. .................................................... 233 85,369
Dycom Industries, Inc.(a) ................................................. 379 74,701
Enerpac Tool Group Corp. ................................................ 2,317 97,059
EnerSys .............................................................. 743 75,823
Enpro, Inc. ........................................................... 380 61,628
Esab Corp. ............................................................ 798 84,835
ESCO Technologies, Inc. ................................................. 647 83,450
ExlService Holdings, Inc.(a) ............................................... 2,230 85,075
Exponent, Inc. ......................................................... 542 62,482
Federal Signal Corp. ..................................................... 814 76,076
First Advantage Corp.(a) .................................................. 4,660 92,501
Flowserve Corp. ........................................................ 1,948 100,692
Franklin Electric Co., Inc. ................................................. 886 92,871
GATX Corp. .......................................................... 637 84,371
Gibraltar Industries, Inc.(a) ................................................ 857 59,930
GMS, Inc.(a) .......................................................... 815 73,815
Granite Construction, Inc. ................................................. 1,204 95,453
Griffon Corp. .......................................................... 738 51,660
H&E Equipment Services, Inc. ............................................. 1,018 49,556
Hayward Holdings, Inc.(a) ................................................ 3,703 56,804
Herc Holdings, Inc. ..................................................... 362 57,714
Hillman Solutions Corp.(a) ................................................ 6,380 67,373
HNI Corp. ............................................................ 1,504 80,975
Hub Group, Inc., Class A ................................................. 1,682 76,447
Huron Consulting Group, Inc.(a) ............................................ 660 71,742
ICF International, Inc. ................................................... 489 81,560
IES Holdings, Inc.(a) .................................................... 199 39,724
Insperity, Inc. .......................................................... 721 63,448
John Bean Technologies Corp. .............................................. 736 72,503
Kadant, Inc. ........................................................... 205 69,290
Kennametal, Inc. ....................................................... 3,111 80,668
Kirby Corp.(a) ......................................................... 644 78,845
Korn Ferry ........................................................... 1,078 81,109
Kratos Defense & Security Solutions, Inc.(a) ................................... 2,368 55,174
Leonardo DRS, Inc.(a) ................................................... 2,500 70,550
ManpowerGroup, Inc. ................................................... 1,130 83,078
MasTec, Inc.(a) ........................................................ 449 55,272
Masterbrand, Inc.(a) ..................................................... 3,485 64,612
Matson, Inc. .......................................................... 535 76,302
Maximus, Inc. ......................................................... 1,074 100,054
MDU Resources Group, Inc. ............................................... 4,264 116,876
MillerKnoll, Inc. ....................................................... 1,801 44,593

Victory Portfolios II
VictoryShares US Small Cap Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Moog, Inc., Class A ..................................................... 367 $ 74,141
MSC Industrial Direct Co., Inc. ............................................. 1,029 88,556
Mueller Industries, Inc. ................................................... 1,023 75,804
Mueller Water Products, Inc., Class A ........................................ 3,305 71,718
MYR Group, Inc.(a) ..................................................... 460 47,026
OPENLANE, Inc.(a) .................................................... 5,020 84,738
Powell Industries, Inc. ................................................... 135 29,969
Primoris Services Corp. .................................................. 1,067 61,971
Resideo Technologies, Inc.(a) .............................................. 2,561 51,579
REV Group, Inc. ....................................................... 1,357 38,077
Rush Enterprises, Inc., Class A ............................................. 1,250 66,037
Ryder System, Inc. ...................................................... 524 76,399
Schneider National, Inc., Class B ............................................ 3,058 87,275
SkyWest, Inc.(a) ........................................................ 795 67,591
SPX Technologies, Inc.(a) ................................................. 422 67,292
Standex International Corp. ................................................ 395 72,198
Sterling Infrastructure, Inc.(a) .............................................. 339 49,162
Tecnoglass, Inc. ........................................................ 701 48,131
Tennant Co. ........................................................... 835 80,193
Terex Corp. ........................................................... 922 48,783
The Brink's Co. ........................................................ 776 89,737
Trinity Industries, Inc. ................................................... 1,797 62,607
UniFirst Corp. ......................................................... 378 75,090
Valmont Industries, Inc. .................................................. 233 67,558
Verra Mobility Corp.(a) .................................................. 2,765 76,895
Vestis Corp. ........................................................... 2,296 34,210
Vicor Corp.(a) ......................................................... 1,038 43,700
VSE Corp. ............................................................ 668 55,264
Watts Water Technologies, Inc., Class A ....................................... 439 90,956
Werner Enterprises, Inc. .................................................. 2,288 88,294
Zurn Elkay Water Solutions Corp. ........................................... 2,700 97,038
6,562,269
Information Technology (9.6%):
ACI Worldwide, Inc.(a) .................................................. 1,569 79,862
Advanced Energy Industries, Inc. ........................................... 563 59,250
Agilysys, Inc.(a) ....................................................... 493 53,722
Alarm.com Holdings, Inc.(a) ............................................... 1,324 72,383
Allegro MicroSystems, Inc.(a) .............................................. 1,742 40,589
Altair Engineering, Inc., Class A(a) .......................................... 668 63,801
Appfolio, Inc., Class A(a) ................................................. 189 44,491
Avnet, Inc. ............................................................ 1,674 90,915
Axcelis Technologies, Inc.(a) .............................................. 373 39,109
Badger Meter, Inc. ...................................................... 334 72,949
Belden, Inc. ........................................................... 591 69,224
Blackbaud, Inc.(a) ...................................................... 902 76,381
BlackLine, Inc.(a) ...................................................... 1,078 59,441
Box, Inc., Class A(a) .................................................... 2,202 72,071
Calix, Inc.(a) .......................................................... 1,279 49,612
Cirrus Logic, Inc.(a) ..................................................... 372 46,206
Clear Secure, Inc., Class A ................................................ 1,492 49,445
CommVault Systems, Inc.(a) ............................................... 362 55,694
Crane NXT Co. ........................................................ 1,280 71,808
Diebold Nixdorf, Inc.(a) .................................................. 1,088 48,590
DigitalOcean Holdings, Inc.(a) ............................................. 1,139 46,004
Diodes, Inc.(a) ......................................................... 720 46,145
Dolby Laboratories, Inc., Class A ........................................... 1,487 113,800
DXC Technology Co.(a) .................................................. 2,398 49,758
ePlus, Inc.(a) .......................................................... 632 62,151
FormFactor, Inc.(a) ..................................................... 833 38,318
Harmonic, Inc.(a) ....................................................... 3,008 43,827
Impinj, Inc.(a) ......................................................... 215 46,552
InterDigital, Inc. ....................................................... 567 80,304
IPG Photonics Corp.(a) ................................................... 899 66,814

Victory Portfolios II
VictoryShares US Small Cap Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Itron, Inc.(a) .......................................................... 493 $ 52,657
LiveRamp Holdings, Inc.(a) ............................................... 1,970 48,817
MARA Holdings, Inc.(a) .................................................. 1,149 18,637
N-able, Inc.(a) ......................................................... 6,710 87,633
Napco Security Technologies, Inc. ........................................... 1,008 40,784
OSI Systems, Inc.(a) ..................................................... 500 75,915
PC Connection, Inc. ..................................................... 1,064 80,258
Pegasystems, Inc. ....................................................... 554 40,492
Plexus Corp.(a) ........................................................ 542 74,097
Power Integrations, Inc. .................................................. 828 53,091
Progress Software Corp. .................................................. 1,460 98,360
Riot Platforms, Inc.(a)(b) ................................................. 3,084 22,883
Rogers Corp.(a) ........................................................ 624 70,518
Sanmina Corp.(a) ....................................................... 662 45,314
SolarWinds Corp. ....................................................... 4,866 63,501
Sprinklr, Inc., Class A(a) .................................................. 6,550 50,631
Synaptics, Inc.(a) ....................................................... 655 50,815
Teradata Corp.(a) ....................................................... 1,729 52,458
TTM Technologies, Inc.(a) ................................................ 2,966 54,129
Veeco Instruments, Inc.(a) ................................................. 1,399 46,349
Verint Systems, Inc.(a) ................................................... 1,495 37,868
Vertex, Inc., Class A(a) ................................................... 1,053 40,551
Vishay Intertechnology, Inc. ............................................... 3,547 67,074
Vontier Corp. .......................................................... 2,232 75,308
3,157,356
Materials (6.3%):
Alpha Metallurgical Resources, Inc. .......................................... 156 36,844
Ashland, Inc. .......................................................... 796 69,228
ATI, Inc.(a) ........................................................... 870 58,212
Avient Corp. .......................................................... 1,409 70,901
Balchem Corp. ......................................................... 510 89,760
Cabot Corp. ........................................................... 597 66,727
Carpenter Technology Corp. ............................................... 356 56,810
Element Solutions, Inc. ................................................... 2,770 75,233
Greif, Inc., Class A ...................................................... 1,399 87,661
H.B. Fuller Co. ........................................................ 1,158 91,922
Hawkins, Inc. ......................................................... 428 54,557
Innospec, Inc. ......................................................... 687 77,693
Knife River Corp.(a) .................................................... 853 76,250
Louisiana-Pacific Corp. .................................................. 578 62,112
Materion Corp. ........................................................ 487 54,476
Minerals Technologies, Inc. ................................................ 1,093 84,412
NewMarket Corp. ...................................................... 171 94,373
Pactiv Evergreen, Inc. .................................................... 4,108 47,283
Quaker Chemical Corp. .................................................. 472 79,527
Sealed Air Corp. ....................................................... 1,944 70,567
Sensient Technologies Corp. ............................................... 1,112 89,205
Silgan Holdings, Inc. .................................................... 1,854 97,335
Sonoco Products Co. .................................................... 1,850 101,066
Stepan Co. ............................................................ 974 75,242
Summit Materials, Inc., Class A(a) .......................................... 1,689 65,922
Sylvamo Corp. ......................................................... 613 52,626
The Chemours Co. ...................................................... 1,766 35,885
United States Lime & Minerals, Inc. ......................................... 714 69,729
Warrior Met Coal, Inc. ................................................... 750 47,925
Worthington Steel, Inc. ................................................... 1,075 36,561
2,076,044
Real Estate (0.4%):
Newmark Group, Inc., Class A ............................................. 4,041 62,757
The St. Joe Co. ........................................................ 1,249 72,829
135,586

Victory Portfolios II
VictoryShares US Small Cap Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Utilities (5.8%):
American States Water Co. ................................................ 1,236 $ 102,946
Avista Corp. .......................................................... 2,522 97,728
Black Hills Corp. ....................................................... 1,719 105,065
California Water Service Group ............................................. 1,684 91,307
Chesapeake Utilities Corp. ................................................ 802 99,584
Clearway Energy, Inc., Class C ............................................. 2,351 72,129
IDACORP, Inc. ........................................................ 1,140 117,523
MGE Energy, Inc. ...................................................... 792 72,428
National Fuel Gas Co. ................................................... 1,809 109,644
New Jersey Resources Corp. ............................................... 2,362 111,486
Northwestern Energy Group, Inc. ........................................... 1,952 111,693
ONE Gas, Inc. ......................................................... 1,378 102,551
Ormat Technologies, Inc. ................................................. 995 76,555
Otter Tail Corp. ........................................................ 879 68,703
Portland General Electric Co. .............................................. 2,279 109,164
SJW Group ........................................................... 1,574 91,465
Southwest Gas Holdings, Inc. .............................................. 1,198 88,365
Spire, Inc. ............................................................ 1,736 116,815
TXNM Energy, Inc. ..................................................... 2,451 107,280
UGI Corp. ............................................................ 2,662 66,603
1,919,034
Total Common Stocks (Cost $27,961,719) 32,960,438
Collateral for Securities Loaned (0.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.83%(d) ........ 28,480 28,480
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.85%(d) ............ 28,480 28,480
Invesco Government & Agency Portfolio, Institutional Shares, 4.84%(d) ............... 28,480 28,480
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.82%(d) . 28,480 28,480
Total Collateral for Securities Loaned (Cost $113,920) 113,920
Total Investments (Cost $28,075,639) — 100.0% 33,074,358
Liabilities in excess of other assets — 0.0%(e) (5,844)
NET ASSETS - 100.00% $ 33,068,514
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Affiliated security.
(d) Rate disclosed is the daily yield on September 30, 2024.
(e) Amount represents less than 0.05% of net assets.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 1 12/20/24 $ 110,312 $ 112,460 $ 2,148
Total unrealized appreciation $ 2,148
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 2,148

Victory Portfolios II
VictoryShares US Small Cap Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Affiliated Holdings
Fair Value
6/30/2024
Purchases
at Cost
Proceeds
from Sales
Realized
Gains
(Losses)
Capital
Gain
Distribution
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
9/30/2024
Dividend
Income
Victory Capital Holdings,
Inc., Class A ....... $ 94,314 $ 1,035 $ (38,197) $ 10,934 $ — $ 4,100 $ 72,186 $ 818

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios II
VictoryShares International Volatility Wtd ETF

(Unaudited)
Security Description Shares Value
Common Stocks (99.0%)
Australia (6.7%):
Communication Services (0.5%):
REA Group Ltd. ........................................................ 1,234 $ 171,441
Telstra Group Ltd. ...................................................... 120,393 322,877
494,318
Consumer Discretionary (0.5%):
Aristocrat Leisure Ltd. ................................................... 5,084 205,924
Wesfarmers Ltd. ........................................................ 4,885 237,807
443,731
Consumer Staples (0.6%):
Coles Group Ltd.(a) ..................................................... 24,549 306,447
Woolworths Group Ltd. .................................................. 11,756 270,587
577,034
Energy (0.4%):
Santos Ltd. ........................................................... 44,187 214,405
Woodside Energy Group Ltd. .............................................. 11,825 205,971
420,376
Financials (2.1%):
ANZ Group Holdings Ltd.(a) .............................................. 14,163 298,383
Commonwealth Bank of Australia ........................................... 2,800 262,028
Insurance Australia Group Ltd. ............................................. 43,672 222,170
Macquarie Group Ltd. ................................................... 1,831 294,085
National Australia Bank Ltd. ............................................... 10,897 281,320
QBE Insurance Group Ltd.(a) .............................................. 22,248 254,349
Suncorp Group Ltd. ..................................................... 19,393 242,486
Westpac Banking Corp. .................................................. 11,986 262,791
2,117,612
Health Care (0.6%):
Cochlear Ltd. .......................................................... 880 171,583
CSL Ltd. ............................................................. 1,375 272,080
Pro Medicus Ltd. ....................................................... 1,206 148,587
592,250
Industrials (0.8%):
Brambles Ltd. ......................................................... 16,015 210,654
Computershare Ltd. ..................................................... 12,245 213,879
Reece Ltd. ............................................................ 8,076 159,090
Seven Group Holdings Ltd. ................................................ 5,978 177,180
760,803
Information Technology (0.1%):
WiseTech Global Ltd.(a) .................................................. 1,399 132,661
Materials (0.9%):
BHP Group Ltd. ........................................................ 8,959 284,605
Fortescue Ltd. ......................................................... 12,615 180,319
Northern Star Resources Ltd.(a) ............................................ 15,404 170,036
Rio Tinto Ltd. ......................................................... 3,110 277,582
912,542
Utilities (0.2%):
Origin Energy Ltd. ...................................................... 33,405 231,126
6,682,453
Austria (0.6%):
Energy (0.2%):
OMV AG ............................................................ 4,939 210,870

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Financials (0.2%):
Erste Group Bank AG .................................................... 4,090 $ 224,195
Utilities (0.2%):
Verbund AG .......................................................... 2,032 168,491
603,556
Belgium (1.2%):
Consumer Discretionary (0.2%):
D'ieteren Group ........................................................ 878 185,573
Consumer Staples (0.3%):
Anheuser-Busch InBev SA ................................................ 4,322 285,642
Financials (0.5%):
Groupe Bruxelles Lambert NV ............................................. 4,422 344,273
KBC Group NV ........................................................ 2,759 219,315
563,588
Health Care (0.2%):
UCB SA ............................................................. 1,068 192,567
1,227,370
Canada (13.0%):
Communication Services (0.8%):
BCE, Inc. ............................................................ 8,233 286,265
Rogers Communications, Inc., Class B ........................................ 7,979 320,859
TELUS Corp. ......................................................... 12,430 208,561
815,685
Consumer Discretionary (0.6%):
Dollarama, Inc. ........................................................ 2,031 208,071
Magna International, Inc. ................................................. 4,177 171,367
Restaurant Brands International, Inc. ......................................... 3,199 230,859
610,297
Consumer Staples (1.1%):
Alimentation Couche-Tard, Inc. ............................................. 3,811 210,714
George Weston Ltd. ..................................................... 1,844 309,538
Loblaw Cos. Ltd. ....................................................... 2,349 312,806
Metro, Inc. ........................................................... 5,235 330,947
1,164,005
Energy (2.2%):
ARC Resources Ltd. ..................................................... 9,537 161,218
Cameco Corp. ......................................................... 2,653 126,755
Canadian Natural Resources Ltd. ............................................ 5,437 180,563
Cenovus Energy, Inc. .................................................... 9,388 157,034
Enbridge, Inc. ......................................................... 8,889 361,134
Imperial Oil Ltd. ....................................................... 2,665 187,514
Pembina Pipeline Corp. .................................................. 9,877 407,190
Suncor Energy, Inc. ..................................................... 4,917 181,510
TC Energy Corp. ....................................................... 6,571 312,393
Tourmaline Oil Corp. .................................................... 3,988 185,230
2,260,541
Financials (3.9%):
Bank of Montreal ....................................................... 2,703 243,936
Brookfield Asset Management Ltd., Class A .................................... 5,008 236,790
Brookfield Corp. ....................................................... 4,024 213,742
Canadian Imperial Bank of Commerce ........................................ 4,618 283,302
Fairfax Financial Holdings Ltd. ............................................. 153 193,207
Great-West Lifeco, Inc. ................................................... 9,361 319,256
Intact Financial Corp. .................................................... 1,493 286,720
Manulife Financial Corp. ................................................. 8,564 253,127

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
National Bank of Canada ................................................. 3,240 $ 306,055
Power Corp. of Canada ................................................... 8,806 277,796
Royal Bank of Canada ................................................... 2,819 351,880
Sun Life Financial, Inc. .................................................. 5,413 314,020
The Bank of Nova Scotia ................................................. 6,062 330,333
The Toronto-Dominion Bank ............................................... 4,730 299,127
3,909,291
Industrials (1.6%):
Canadian National Railway Co. ............................................. 2,439 285,635
Canadian Pacific Kansas City Ltd. ........................................... 2,947 252,074
TFI International, Inc. .................................................... 1,271 174,113
Thomson Reuters Corp. .................................................. 1,650 281,475
Waste Connections, Inc. .................................................. 1,892 338,232
WSP Global, Inc. ....................................................... 1,444 256,573
1,588,102
Information Technology (0.6%):
CGI, Inc.(a) ........................................................... 2,275 261,803
Constellation Software, Inc. ............................................... 63 204,984
Shopify, Inc., Class A(a) .................................................. 1,263 101,195
567,982
Materials (1.1%):
Agnico Eagle Mines Ltd. ................................................. 2,112 170,156
Barrick Gold Corp. ...................................................... 7,119 141,611
Ivanhoe Mines Ltd.(a) ................................................... 8,725 129,814
Kinross Gold Corp. ..................................................... 14,548 136,304
Nutrien Ltd. ........................................................... 3,720 178,779
Teck Resources Ltd., Class B .............................................. 2,977 155,509
Wheaton Precious Metals Corp. ............................................. 2,719 166,080
1,078,253
Utilities (1.1%):
Emera, Inc. ........................................................... 7,811 307,808
Fortis, Inc. ............................................................ 8,271 375,843
Hydro One Ltd.(b) ...................................................... 11,389 394,821
1,078,472
13,072,628
Chile (0.2%):
Materials (0.2%):
Antofagasta PLC ....................................................... 5,775 155,393
Denmark (1.7%):
Consumer Discretionary (0.2%):
Pandora A/S .......................................................... 1,040 171,249
Financials (0.5%):
Danske Bank A/S ....................................................... 6,312 189,959
Tryg A/S ............................................................. 12,859 304,982
494,941
Health Care (0.5%):
Coloplast A/S, Class B ................................................... 1,360 177,731
Genmab A/S(a) ........................................................ 605 146,382
Novo Nordisk A/S, Class B ................................................ 1,141 134,081
458,194
Industrials (0.3%):
AP Moller - Maersk A/S, Class B ........................................... 73 122,766
DSV A/S ............................................................. 970 200,288
323,054

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Materials (0.2%):
Novonesis A/S ......................................................... 2,974 $ 214,183
1,661,621
Finland (1.6%):
Energy (0.1%):
Neste Oyj(c) .......................................................... 4,991 96,824
Financials (0.5%):
Nordea Bank Abp ....................................................... 18,565 218,820
Sampo Oyj, A Shares .................................................... 6,588 307,230
526,050
Industrials (0.4%):
Kone Oyj, Class B ...................................................... 4,360 260,589
Wartsila OYJ Abp ...................................................... 8,029 179,620
440,209
Information Technology (0.2%):
Nokia Oyj ............................................................ 37,705 164,674
Materials (0.2%):
UPM-Kymmene Oyj .................................................... 5,934 198,599
Utilities (0.2%):
Fortum Oyj(c) ......................................................... 12,133 199,793
1,626,149
France (8.8%):
Communication Services (1.0%):
Bollore SE ............................................................ 37,131 247,342
Orange SA ............................................................ 26,970 308,732
Publicis Groupe SA ..................................................... 2,359 257,831
Vivendi SE ........................................................... 19,050 220,084
1,033,989
Consumer Discretionary (1.2%):
Cie Generale des Etablissements Michelin SCA ................................. 6,788 275,458
Hermes International SCA ................................................ 90 220,976
Kering SA ............................................................ 517 147,797
LVMH Moet Hennessy Louis Vuitton SE ...................................... 251 192,342
Renault SA ........................................................... 3,484 151,192
Sodexo SA ........................................................... 3,018 247,393
1,235,158
Consumer Staples (1.1%):
Carrefour SA .......................................................... 12,457 212,268
Danone SA ........................................................... 5,292 384,853
L'Oreal SA ........................................................... 534 238,956
Pernod Ricard SA ....................................................... 1,542 232,724
1,068,801
Energy (0.3%):
TotalEnergies SE ....................................................... 3,786 246,509
Financials (1.1%):
Amundi SA(b) ......................................................... 2,859 213,358
AXA SA ............................................................. 6,756 259,647
BNP Paribas SA ........................................................ 2,729 186,951
Credit Agricole SA ...................................................... 14,695 224,480
Societe Generale SA ..................................................... 7,276 180,995
1,065,431
Health Care (0.8%):
BioMerieux ........................................................... 1,774 212,453
EssilorLuxottica SA(a) ................................................... 1,056 249,876

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Sanofi SA ............................................................ 2,434 $ 278,761
Sartorius Stedim Biotech ................................................. 496 103,647
844,737
Industrials (2.1%):
Aeroports de Paris SA ................................................... 1,513 194,162
Airbus SE ............................................................ 1,328 193,952
Bouygues SA .......................................................... 6,375 213,288
Bureau Veritas SA ...................................................... 6,424 212,925
Cie de Saint-Gobain SA .................................................. 2,192 199,373
Legrand SA ........................................................... 2,011 231,211
Safran SA ............................................................ 1,105 259,625
Schneider Electric SE .................................................... 803 211,102
Thales SA ............................................................ 1,122 178,015
Vinci SA ............................................................. 2,150 251,141
2,144,794
Information Technology (0.4%):
Capgemini SE ......................................................... 1,058 228,387
Dassault Systemes SE .................................................... 5,008 198,599
426,986
Materials (0.3%):
Air Liquide SA ........................................................ 1,396 269,203
Utilities (0.5%):
Engie SA ............................................................. 15,542 268,383
Veolia Environnement SA ................................................. 7,276 239,059
507,442
8,843,050
Germany (6.3%):
Communication Services (0.3%):
Deutsche Telekom AG ................................................... 11,996 352,349
Consumer Discretionary (0.8%):
adidas AG ............................................................ 706 186,937
Bayerische Motoren Werke AG ............................................. 2,293 202,077
Continental AG ........................................................ 2,527 163,522
Mercedes-Benz Group AG ................................................ 3,373 217,891
770,427
Consumer Staples (0.3%):
Beiersdorf AG ......................................................... 2,180 327,921
Financials (1.7%):
Allianz SE, Registered Shares .............................................. 955 313,561
Commerzbank AG ...................................................... 11,337 208,514
Deutsche Bank AG, Registered Shares ........................................ 9,721 167,681
Deutsche Boerse AG .................................................... 1,351 316,823
Hannover Rueck SE ..................................................... 783 223,186
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R ............... 433 238,218
Talanx AG ............................................................ 2,468 207,665
1,675,648
Health Care (0.3%):
Fresenius Medical Care AG ............................................... 3,862 164,157
Merck KGaA .......................................................... 1,057 185,878
350,035
Industrials (1.5%):
Brenntag SE .......................................................... 3,207 239,078
Daimler Truck Holding AG ................................................ 3,864 144,631
Deutsche Post AG ...................................................... 5,220 232,569
Knorr-Bremse AG ...................................................... 2,329 206,986

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Rational AG .......................................................... 166 $ 169,054
Rheinmetall AG ........................................................ 242 131,010
Siemens AG, Registered Shares ............................................. 1,060 213,942
Siemens Energy AG(a) ................................................... 3,712 136,628
1,473,898
Information Technology (0.5%):
Infineon Technologies AG ................................................. 3,536 123,813
Nemetschek SE ........................................................ 1,486 153,815
SAP SE .............................................................. 887 201,791
479,419
Materials (0.5%):
Heidelberg Materials AG ................................................. 1,946 211,392
Symrise AG ........................................................... 1,769 244,341
455,733
Utilities (0.4%):
E.ON SE ............................................................. 17,441 259,246
RWE AG ............................................................. 5,214 189,648
448,894
6,334,324
Hong Kong (2.8%):
Consumer Discretionary (0.2%):
Galaxy Entertainment Group Ltd. ........................................... 37,000 185,866
Financials (0.7%):
AIA Group Ltd. ........................................................ 20,611 184,671
Hang Seng Bank Ltd. .................................................... 13,514 169,933
Hong Kong Exchanges & Clearing Ltd. ....................................... 5,084 213,338
Prudential PLC(a) ...................................................... 33,688 175,294
743,236
Industrials (0.5%):
CK Hutchison Holdings Ltd. ............................................... 35,262 202,765
MTR Corp. Ltd. ........................................................ 51,065 192,801
Techtronic Industries Co. Ltd. .............................................. 8,683 131,916
527,482
Real Estate (0.8%):
CK Asset Holdings Ltd. .................................................. 44,309 194,938
Henderson Land Development Co. Ltd. ....................................... 49,891 159,167
Sun Hung Kai Properties Ltd. .............................................. 19,904 219,047
Swire Pacific Ltd., Class A ................................................ 22,515 192,317
765,469
Utilities (0.6%):
CLP Holdings Ltd. ...................................................... 26,000 230,279
Hong Kong & China Gas Co. Ltd. ........................................... 244,205 201,054
Power Assets Holdings Ltd. ............................................... 30,686 196,584
627,917
2,849,970
Ireland (1.3%):
Consumer Discretionary (0.1%):
Flutter Entertainment PLC, Class D1(a) ....................................... 628 147,533
Consumer Staples (0.3%):
Kerry Group PLC, Class A ................................................ 2,596 269,144
Financials (0.3%):
AIB Group PLC ........................................................ 28,199 161,479
Bank of Ireland Group PLC ............................................... 12,279 137,075
298,554

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Industrials (0.6%):
Experian PLC ......................................................... 4,831 $ 253,849
Kingspan Group PLC .................................................... 2,088 196,025
Ryanair Holdings PLC, ADR ............................................... 3,143 141,978
591,852
1,307,083
Israel (0.6%):
Financials (0.4%):
Bank Hapoalim BM ..................................................... 21,853 218,788
Bank Leumi Le-Israel BM ................................................ 20,647 202,002
420,790
Information Technology (0.2%):
Nice Ltd.(a) ........................................................... 709 123,503
544,293
Italy (3.5%):
Communication Services (0.3%):
Infrastrutture Wireless Italiane SpA(b) ........................................ 23,877 293,656
Consumer Discretionary (0.2%):
Moncler SpA .......................................................... 3,160 200,545
Consumer Staples (0.2%):
Davide Campari-Milano NV, Class M ........................................ 21,448 181,425
Energy (0.3%):
Eni SpA ............................................................. 16,660 253,700
Financials (1.2%):
Generali ............................................................. 10,855 313,519
Intesa Sanpaolo SpA ..................................................... 51,735 220,968
Mediobanca Banca di Credito Finanziario SpA .................................. 14,671 250,240
Poste Italiane SpA(b) .................................................... 18,660 261,477
UniCredit SpA ......................................................... 4,060 177,882
1,224,086
Health Care (0.2%):
Recordati Industria Chimica e Farmaceutica SpA ................................ 3,702 209,313
Industrials (0.3%):
Leonardo SpA ......................................................... 5,841 130,151
Prysmian SpA ......................................................... 2,623 190,345
320,496
Utilities (0.8%):
Enel SpA ............................................................. 35,842 286,227
Snam SpA ............................................................ 53,525 272,311
Terna - Rete Elettrica Nazionale ............................................ 31,185 280,726
839,264
3,522,485
Japan (15.9%):
Communication Services (1.5%):
Capcom Co. Ltd. ....................................................... 5,000 115,789
KDDI Corp. ........................................................... 7,700 246,147
Konami Group Corp. .................................................... 1,500 151,816
LY Corp. ............................................................. 55,300 161,348
Nexon Co. Ltd. ........................................................ 4,200 82,694
Nintendo Co. Ltd. ...................................................... 2,400 127,523
Nippon Telegraph & Telephone Corp. ........................................ 246,600 251,902
SoftBank Corp. ........................................................ 189,000 246,196
SoftBank Group Corp. ................................................... 1,700 99,686
1,483,101

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Consumer Discretionary (2.5%):
Asics Corp. ........................................................... 4,300 $ 89,794
Bandai Namco Holdings, Inc. .............................................. 6,000 136,775
Bridgestone Corp. ...................................................... 4,100 156,913
Denso Corp. .......................................................... 8,400 124,238
Fast Retailing Co. Ltd. ................................................... 500 164,985
Honda Motor Co. Ltd. ................................................... 11,500 120,634
Isuzu Motors Ltd. ....................................................... 9,400 126,306
Nissan Motor Co. Ltd.(c) ................................................. 40,600 113,712
Nitori Holdings Co. Ltd. .................................................. 900 136,494
Oriental Land Co. Ltd. ................................................... 5,500 141,528
Pan Pacific International Holdings Corp. ...................................... 5,300 136,271
Panasonic Holdings Corp. ................................................. 18,100 156,553
Sekisui House Ltd. ...................................................... 5,500 152,091
Shimano, Inc. ......................................................... 800 151,249
Sony Group Corp. ...................................................... 7,500 144,953
Subaru Corp. .......................................................... 6,100 105,352
Sumitomo Electric Industries Ltd. ........................................... 7,800 124,591
Suzuki Motor Corp. ..................................................... 9,600 106,381
Toyota Motor Corp. ..................................................... 6,600 116,766
2,505,586
Consumer Staples (1.9%):
Aeon Co. Ltd. ......................................................... 9,200 249,605
Ajinomoto Co., Inc. ..................................................... 4,400 169,803
Asahi Group Holdings Ltd. ................................................ 13,800 180,386
Japan Tobacco, Inc. ..................................................... 5,700 165,753
Kao Corp. ............................................................ 4,800 237,445
Kikkoman Corp. ....................................................... 10,100 114,417
Kirin Holdings Co. Ltd. .................................................. 17,300 263,154
Seven & i Holdings Co. Ltd. ............................................... 8,100 121,012
Suntory Beverage & Food Ltd. ............................................. 4,900 183,916
Unicharm Corp. ........................................................ 6,200 223,607
1,909,098
Energy (0.2%):
ENEOS Holdings, Inc. ................................................... 22,100 119,750
Inpex Corp. ........................................................... 8,400 113,278
233,028
Financials (1.7%):
Dai-ichi Life Holdings, Inc. ............................................... 4,300 110,171
Daiwa Securities Group, Inc. ............................................... 14,300 100,004
Japan Exchange Group, Inc. ............................................... 12,000 154,937
Japan Post Bank Co. Ltd. ................................................. 14,800 137,794
Japan Post Holdings Co. Ltd. .............................................. 13,200 125,469
Mitsubishi UFJ Financial Group, Inc. ......................................... 11,500 116,312
Mizuho Financial Group, Inc. .............................................. 5,570 113,795
MS&AD Insurance Group Holdings, Inc. ...................................... 4,300 99,638
Nomura Holdings, Inc. ................................................... 18,600 96,165
ORIX Corp. ........................................................... 4,900 113,132
Resona Holdings, Inc. .................................................... 15,400 106,903
Sompo Holdings, Inc. .................................................... 4,800 106,915
Sumitomo Mitsui Financial Group, Inc. ....................................... 5,700 120,775
Sumitomo Mitsui Trust Holdings, Inc. ........................................ 5,000 117,981
Tokio Marine Holdings, Inc. ............................................... 2,600 94,639
1,714,630
Health Care (1.8%):
Astellas Pharma, Inc. .................................................... 15,100 173,055
Chugai Pharmaceutical Co. Ltd. ............................................ 2,800 135,061
Daiichi Sankyo Co. Ltd. .................................................. 3,000 98,302
Eisai Co. Ltd. .......................................................... 3,300 122,737
Hoya Corp. ........................................................... 900 123,906

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Kyowa Kirin Co. Ltd. .................................................... 6,100 $ 107,262
Olympus Corp. ........................................................ 8,200 155,116
Otsuka Holdings Co. Ltd. ................................................. 3,100 174,360
Shionogi & Co. Ltd. ..................................................... 10,800 154,323
Sysmex Corp. ......................................................... 7,500 147,537
Takeda Pharmaceutical Co. Ltd. ............................................ 8,300 236,970
Terumo Corp. ......................................................... 6,900 129,636
1,758,265
Industrials (2.9%):
Central Japan Railway Co. ................................................ 8,600 198,498
Daikin Industries Ltd. .................................................... 1,000 139,691
East Japan Railway Co. .................................................. 10,000 198,212
FANUC Corp. ......................................................... 5,000 145,780
Hitachi Ltd. ........................................................... 4,200 110,502
ITOCHU Corp. ........................................................ 2,600 138,910
Komatsu Ltd. .......................................................... 4,600 126,947
Kubota Corp. .......................................................... 10,900 154,046
Marubeni Corp. ........................................................ 7,200 117,236
Mitsubishi Corp. ....................................................... 6,300 129,433
Mitsubishi Electric Corp. ................................................. 6,300 100,981
Mitsubishi Heavy Industries Ltd. ............................................ 6,700 98,721
Mitsui & Co. Ltd. ....................................................... 5,400 119,415
Mitsui OSK Lines Ltd. ................................................... 3,100 106,260
NIDEC Corp. .......................................................... 6,600 138,053
Nippon Yusen KK ...................................................... 3,100 112,602
Recruit Holdings Co. Ltd. ................................................. 1,900 115,089
Secom Co. Ltd. ........................................................ 5,200 191,558
SMC Corp. ........................................................... 300 132,872
Sumitomo Corp. ........................................................ 5,600 124,462
Toyota Industries Corp. ................................................... 1,400 107,404
Toyota Tsusho Corp. ..................................................... 5,900 106,127
2,912,799
Information Technology (2.1%):
Advantest Corp. ........................................................ 1,800 84,433
Canon, Inc. ........................................................... 4,300 140,720
Disco Corp. ........................................................... 300 78,262
FUJIFILM Holdings Corp. ................................................ 4,900 125,748
Fujitsu Ltd. ........................................................... 6,800 138,901
Keyence Corp. ......................................................... 200 95,136
Kyocera Corp. ......................................................... 13,800 159,404
Lasertec Corp. ......................................................... 400 65,702
Murata Manufacturing Co. Ltd. ............................................. 6,200 121,079
NEC Corp. ........................................................... 1,300 124,382
Nomura Research Institute Ltd. ............................................. 4,678 172,524
NTT Data Group Corp. ................................................... 7,500 134,359
Obic Co. Ltd. .......................................................... 6,000 210,674
Oracle Corp. .......................................................... 2,100 215,465
Renesas Electronics Corp. ................................................. 5,000 72,333
TDK Corp. ........................................................... 8,000 101,482
Tokyo Electron Ltd. ..................................................... 500 87,990
2,128,594
Materials (0.7%):
Nippon Paint Holdings Co. Ltd. ............................................. 25,100 191,686
Nippon Sanso Holdings Corp. .............................................. 3,100 112,451
Nippon Steel Corp.(c) .................................................... 7,600 169,124
Nitto Denko Corp. ...................................................... 6,500 108,032
Shin-Etsu Chemical Co. Ltd. ............................................... 2,700 112,295
693,588
Real Estate (0.5%):
Daiwa House Industry Co. Ltd. ............................................. 5,700 178,683

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Mitsubishi Estate Co. Ltd. ................................................. 7,700 $ 121,011
Mitsui Fudosan Co. Ltd. .................................................. 10,600 98,690
Sumitomo Realty & Development Co. Ltd. .................................... 3,200 107,015
505,399
Utilities (0.1%):
The Kansai Electric Power Co., Inc. .......................................... 6,900 113,792
15,957,880
Luxembourg (0.4%):
Energy (0.2%):
Tenaris SA ............................................................ 13,070 205,621
Health Care (0.2%):
Eurofins Scientific SE .................................................... 2,398 151,865
357,486
Macau (0.2%):
Consumer Discretionary (0.2%):
Sands China Ltd.(a) ..................................................... 75,600 193,726
Netherlands (3.6%):
Communication Services (0.5%):
Koninklijke KPN NV .................................................... 94,935 387,677
Universal Music Group NV ................................................ 5,087 133,054
520,731
Consumer Discretionary (0.2%):
Prosus NV(a) .......................................................... 4,309 188,288
Consumer Staples (0.8%):
Heineken Holding NV ................................................... 3,314 250,080
Heineken NV .......................................................... 2,581 228,779
Koninklijke Ahold Delhaize NV ............................................ 8,973 309,896
788,755
Financials (1.1%):
ABN AMRO Bank NV, Class CV(b) ......................................... 11,448 206,479
Adyen NV(a)(b) ........................................................ 71 110,838
Euronext NV(b) ........................................................ 2,544 275,928
ING Groep NV ........................................................ 11,709 212,085
NN Group NV ......................................................... 5,152 256,777
1,062,107
Industrials (0.5%):
Ferrovial SE(a) ........................................................ 5,640 242,180
Wolters Kluwer NV ..................................................... 1,853 312,040
554,220
Information Technology (0.2%):
ASM International NV ................................................... 170 111,520
ASML Holding NV ..................................................... 140 116,180
227,700
Materials (0.3%):
Akzo Nobel NV ........................................................ 3,671 258,633
3,600,434
New Zealand (0.3%):
Health Care (0.2%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 7,824 172,673
Information Technology (0.1%):
Xero Ltd.(a) ........................................................... 1,613 166,611
339,284

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Norway (1.2%):
Communication Services (0.3%):
Telenor ASA .......................................................... 23,736 $ 303,751
Energy (0.4%):
Aker BP ASA ......................................................... 8,491 182,065
Equinor ASA .......................................................... 7,423 187,663
369,728
Financials (0.2%):
DNB Bank ASA ........................................................ 11,328 232,374
Industrials (0.1%):
Kongsberg Gruppen ASA ................................................. 1,491 145,859
Materials (0.2%):
Norsk Hydro ASA ...................................................... 26,646 172,920
1,224,632
Portugal (0.5%):
Consumer Staples (0.2%):
Jeronimo Martins SGPS SA ............................................... 7,969 156,459
Energy (0.1%):
Galp Energia SGPS SA ................................................... 6,881 128,664
Utilities (0.2%):
EDP SA .............................................................. 45,898 209,549
494,672
Russian Federation (0.0%):(d)
Materials (0.0%):(d)
Evraz PLC(a)(e)(f) ...................................................... 34,029 11,040
Singapore (2.3%):
Communication Services (0.3%):
Singapore Telecommunications Ltd. ......................................... 107,200 270,315
Consumer Staples (0.3%):
Wilmar International Ltd. ................................................. 105,500 275,061
Financials (1.0%):
DBS Group Holdings Ltd. ................................................. 10,230 302,943
Oversea-Chinese Banking Corp. Ltd. ......................................... 29,100 341,980
United Overseas Bank Ltd. ................................................ 13,800 345,510
990,433
Industrials (0.5%):
Singapore Airlines Ltd. ................................................... 44,600 236,034
Singapore Technologies Engineering Ltd. ...................................... 84,300 305,734
541,768
Real Estate (0.2%):
CapitaLand Investment Ltd. ............................................... 100,700 244,520
2,322,097
South Korea (2.5%):
Communication Services (0.3%):
Krafton, Inc.(a) ........................................................ 438 114,734
NAVER Corp. ......................................................... 1,213 157,157
271,891
Consumer Discretionary (0.5%):
Hyundai Mobis Co. Ltd. .................................................. 886 147,384
Hyundai Motor Co. ..................................................... 616 114,955
Kia Corp. ............................................................ 1,446 110,482

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
LG Electronics, Inc. ..................................................... 2,025 $ 161,536
534,357
Financials (0.7%):
Hana Financial Group, Inc. ................................................ 2,537 114,092
KB Financial Group, Inc. ................................................. 1,740 107,660
Meritz Financial Group, Inc. ............................................... 1,893 140,582
Samsung Fire & Marine Insurance Co. Ltd. .................................... 397 104,602
Samsung Life Insurance Co. Ltd. ............................................ 1,424 101,504
Shinhan Financial Group Co. Ltd. ........................................... 2,964 125,814
694,254
Health Care (0.1%):
Celltrion, Inc. ......................................................... 764 114,176
Industrials (0.2%):
Hanwha Aerospace Co. Ltd. ............................................... 334 75,868
Samsung C&T Corp. .................................................... 1,106 116,564
192,432
Information Technology (0.4%):
Samsung Electronics Co. Ltd. .............................................. 2,870 134,994
Samsung SDI Co. Ltd. ................................................... 391 113,188
SK Hynix, Inc. ......................................................... 777 103,759
351,941
Materials (0.3%):
LG Chem Ltd. ......................................................... 524 142,873
POSCO Holdings, Inc. ................................................... 559 164,600
307,473
2,466,524
Spain (2.5%):
Consumer Discretionary (0.5%):
Amadeus IT Group SA ................................................... 3,276 236,711
Industria de Diseno Textil SA .............................................. 4,239 250,716
487,427
Energy (0.2%):
Repsol SA ............................................................ 17,554 231,424
Financials (0.7%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 16,238 175,452
Banco de Sabadell SA ................................................... 72,688 154,442
Banco Santander SA ..................................................... 38,689 198,102
CaixaBank SA ......................................................... 30,459 181,845
709,841
Industrials (0.5%):
ACS Actividades de Construccion y Servicios SA(a) .............................. 4,811 222,111
Aena SME SA(b) ....................................................... 1,205 265,015
487,126
Utilities (0.6%):
Endesa SA ............................................................ 10,386 226,916
Iberdrola SA .......................................................... 21,120 326,507
553,423
2,469,241
Sweden (4.7%):
Communication Services (0.2%):
Telia Co. AB .......................................................... 76,353 246,999
Consumer Discretionary (0.3%):
Evolution AB(b) ....................................................... 1,697 166,831

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
H & M Hennes & Mauritz AB, Class B(c) ..................................... 8,498 $ 144,653
311,484
Consumer Staples (0.3%):
Essity AB, Class B ...................................................... 9,128 284,946
Financials (1.6%):
EQT AB ............................................................. 3,931 134,562
Industrivarden AB, Class C ................................................ 8,081 297,159
Investor AB, Class B .................................................... 9,743 299,970
L E Lundbergforetagen AB, Class B ......................................... 5,265 301,328
Skandinaviska Enskilda Banken AB, Class A ................................... 13,175 201,487
Svenska Handelsbanken AB, Class A ......................................... 17,476 179,467
Swedbank AB, Class A ................................................... 8,875 188,225
1,602,198
Health Care (0.2%):
Swedish Orphan Biovitrum AB(a) ........................................... 5,139 165,536
Industrials (1.9%):
Alfa Laval AB ......................................................... 5,257 252,503
Assa Abloy AB, Class B .................................................. 8,030 270,208
Atlas Copco AB, Class A ................................................. 11,178 216,313
Epiroc AB, Class A ...................................................... 10,807 233,671
Indutrade AB .......................................................... 5,230 162,594
Lifco AB, Class B ...................................................... 5,982 196,933
Saab AB, Class B(a)(c) ................................................... 5,661 120,396
Sandvik AB ........................................................... 10,912 243,896
Volvo AB, Class B ...................................................... 7,673 202,717
1,899,231
Information Technology (0.2%):
Hexagon AB, Class B .................................................... 22,101 237,739
4,748,133
Switzerland (6.7%):
Communication Services (0.3%):
Swisscom AG, Registered Shares ........................................... 535 349,312
Consumer Discretionary (0.4%):
Cie Financiere Richemont SA, Registered Shares ................................ 1,109 175,354
The Swatch Group AG, Class BR ........................................... 925 198,128
373,482
Consumer Staples (0.7%):
Chocoladefabriken Lindt & Spruengli AG, Class PC .............................. 17 219,180
Coca-Cola HBC AG ..................................................... 7,087 252,366
Nestle SA, Registered Shares .............................................. 2,607 261,747
733,293
Financials (1.4%):
Julius Baer Group Ltd. ................................................... 3,108 186,950
Partners Group Holding AG ............................................... 143 214,618
Swiss Life Holding AG ................................................... 336 280,331
Swiss Re AG .......................................................... 1,477 203,694
UBS Group AG ........................................................ 5,744 176,895
Zurich Insurance Group AG ............................................... 549 330,750
1,393,238
Health Care (1.3%):
Alcon, Inc. ........................................................... 2,316 230,779
Lonza Group AG, Registered Shares ......................................... 228 144,043
Novartis AG, Registered Shares ............................................. 2,220 254,872
Roche Holding AG ...................................................... 673 215,214
Sandoz Group AG ...................................................... 3,939 164,179

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Sonova Holding AG ..................................................... 552 $ 198,177
Straumann Holding AG, Class R ............................................ 924 150,961
1,358,225
Industrials (1.3%):
ABB Ltd., Registered Shares ............................................... 3,684 213,282
Geberit AG, Registered Shares ............................................. 342 222,854
Kuehne + Nagel International AG, Class R ..................................... 576 157,103
Schindler Holding AG ................................................... 1,155 338,502
SGS SA, Registered Shares(a) .............................................. 1,747 194,767
VAT Group AG(b) ...................................................... 265 134,911
1,261,419
Information Technology (0.3%):
Logitech International SA, Class R .......................................... 1,978 176,622
STMicroelectronics NV .................................................. 4,419 131,074
307,696
Materials (1.0%):
EMS-Chemie Holding AG ................................................ 306 256,748
Givaudan SA, Registered Shares ............................................ 48 263,200
Holcim AG ........................................................... 2,399 234,060
Sika AG, Registered Shares ................................................ 636 210,522
964,530
6,741,195
United Kingdom (9.4%):
Communication Services (0.6%):
BT Group PLC ........................................................ 78,009 154,222
Informa PLC .......................................................... 26,901 294,933
Vodafone Group PLC .................................................... 186,548 187,119
636,274
Consumer Discretionary (0.8%):
Compass Group PLC .................................................... 9,169 293,414
InterContinental Hotels Group PLC .......................................... 2,499 271,777
Next PLC ............................................................ 1,590 207,902
773,093
Consumer Staples (1.8%):
Associated British Foods PLC .............................................. 7,165 223,442
Diageo PLC ........................................................... 8,318 289,420
Haleon PLC ........................................................... 53,657 281,801
Imperial Brands PLC .................................................... 9,683 281,258
Reckitt Benckiser Group PLC .............................................. 2,616 160,049
Tesco PLC ............................................................ 58,819 282,022
Unilever PLC ......................................................... 4,542 293,790
1,811,782
Energy (0.5%):
BP PLC .............................................................. 44,685 233,965
Shell PLC(a) .......................................................... 8,265 267,910
501,875
Financials (2.4%):
3i Group PLC ......................................................... 4,872 215,235
Admiral Group PLC ..................................................... 5,573 207,392
Aviva PLC ............................................................ 40,051 258,901
Barclays PLC ......................................................... 54,640 164,006
HSBC Holdings PLC .................................................... 23,615 211,241
Legal & General Group PLC ............................................... 75,527 228,466
Lloyds Banking Group PLC ............................................... 273,792 215,195
London Stock Exchange Group PLC ......................................... 2,669 364,615
NatWest Group PLC ..................................................... 37,462 172,210
Standard Chartered PLC .................................................. 16,186 171,572

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Wise PLC, Class A(a) .................................................... 15,903 $ 142,745
2,351,578
Health Care (0.6%):
AstraZeneca PLC ....................................................... 1,372 212,519
GSK PLC ............................................................ 10,376 210,333
Smith & Nephew PLC ................................................... 13,794 213,517
636,369
Industrials (1.4%):
Ashtead Group PLC ..................................................... 2,124 164,273
BAE Systems PLC ...................................................... 14,168 234,363
Bunzl PLC ........................................................... 5,751 271,672
International Consolidated Airlines Group SA ................................... 67,960 186,590
RELX PLC ........................................................... 6,493 304,553
Rentokil Initial PLC ..................................................... 20,268 98,724
Rolls-Royce Holdings PLC(a) .............................................. 23,589 166,234
1,426,409
Information Technology (0.4%):
Halma PLC ........................................................... 5,417 188,843
The Sage Group PLC .................................................... 16,657 228,109
416,952
Materials (0.4%):
AngloGold Ashanti PLC .................................................. 3,869 103,031
Rio Tinto PLC ......................................................... 3,707 262,574
365,605
Utilities (0.5%):
National Grid PLC(a) .................................................... 15,877 218,595
SSE PLC(a) ........................................................... 9,621 242,161
460,756
9,380,693
United States (0.5%):
Industrials (0.1%):
RB Global, Inc. ........................................................ 2,105 169,437
Materials (0.2%):
CRH PLC ............................................................ 2,195 200,044
Utilities (0.2%):
Brookfield Renewable Corp., Class A ......................................... 5,234 170,919
540,400
Total Common Stocks (Cost $79,485,929) 99,277,812
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc.(a)(f) ............................................ 112 —
Total Warrants (Cost $–) —
Collateral for Securities Loaned (0.7%)^
United States (0.7%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.83%(g) ........ 183,684 183,684
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.85%(g) ............ 183,684 183,684
Invesco Government & Agency Portfolio, Institutional Shares, 4.84%(g) ............... 183,684 183,684

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Name
Acquisition Date
Cost
Evraz PLC .................................................
3/19/2021
$ 213,602
Security Description Shares Value
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.82%(g) . 183,684 $ 183,684
Total Collateral for Securities Loaned (Cost $734,736) 734,736
Total Investments (Cost $80,220,665) — 99.7% 100,012,548
Other assets in excess of liabilities — 0.3% 263,153
NET ASSETS - 100.00% $ 100,275,701
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2024, the fair value of these securities was
$2,323,314 and amounted to 2.3% of net assets.
(c) All or a portion of this security is on loan.
(d) Amount represents less than 0.05% of net assets.
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at September 30, 2024.
(f) Security was fair valued using significant unobservable inputs as of September 30, 2024.
(g) Rate disclosed is the daily yield on September 30, 2024.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini MSCI EAFE Index Futures ...... 4 12/20/24 $ 489,836 $ 497,560 $ 7,724
Total unrealized appreciation $ 7,724
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 7,724

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios II
VictoryShares US Large Cap High Div Volatility Wtd ETF

(Unaudited)
Security Description Shares Value
Common Stocks (99.4%)
Communication Services (5.5%):
AT&T, Inc. ........................................................... 198,357 $ 4,363,854
Comcast Corp., Class A .................................................. 91,015 3,801,697
Omnicom Group, Inc. .................................................... 37,260 3,852,311
The Interpublic Group of Cos., Inc. .......................................... 114,144 3,610,375
Verizon Communications, Inc. .............................................. 88,540 3,976,331
19,604,568
Consumer Discretionary (3.1%):
Best Buy Co., Inc. ...................................................... 21,777 2,249,564
Darden Restaurants, Inc. .................................................. 23,137 3,797,476
Ford Motor Co. ........................................................ 178,738 1,887,473
Genuine Parts Co. ...................................................... 23,085 3,224,513
11,159,026
Consumer Staples (17.9%):
Altria Group, Inc. ....................................................... 78,009 3,981,580
Archer-Daniels-Midland Co. ............................................... 34,257 2,046,513
Bunge Global SA ....................................................... 31,238 3,018,840
Campbell Soup Co. ..................................................... 74,365 3,637,936
Conagra Brands, Inc. .................................................... 115,538 3,757,296
Dollar General Corp. .................................................... 18,688 1,580,444
General Mills, Inc. ...................................................... 53,919 3,981,918
Hormel Foods Corp. ..................................................... 84,691 2,684,705
Kenvue, Inc. .......................................................... 125,189 2,895,622
Kimberly-Clark Corp. .................................................... 28,234 4,017,134
Molson Coors Beverage Co., Class B ......................................... 62,257 3,581,023
PepsiCo, Inc. .......................................................... 26,463 4,500,033
Philip Morris International, Inc. ............................................. 38,303 4,649,984
Target Corp. .......................................................... 15,778 2,459,159
The Clorox Co. ........................................................ 22,396 3,648,532
The Estee Lauder Cos., Inc. ............................................... 21,715 2,164,768
The Hershey Co. ....................................................... 18,785 3,602,587
The J.M. Smucker Co. ................................................... 30,053 3,639,418
The Kraft Heinz Co. ..................................................... 107,007 3,757,016
63,604,508
Electric Utilities (13.6%):
Alliant Energy Corp. .................................................... 73,129 4,438,199
American Electric Power Co., Inc. ........................................... 39,931 4,096,920
Duke Energy Corp. ...................................................... 43,039 4,962,397
Edison International ..................................................... 47,353 4,123,973
Entergy Corp. ......................................................... 34,981 4,603,849
Evergy, Inc. ........................................................... 73,671 4,568,339
Exelon Corp. .......................................................... 91,661 3,716,853
FirstEnergy Corp. ....................................................... 105,659 4,685,977
PPL Corp. ............................................................ 149,812 4,955,781
The Southern Co. ....................................................... 51,702 4,662,486
Xcel Energy, Inc. ....................................................... 53,919 3,520,911
48,335,685
Energy (11.8%):
Chevron Corp. ......................................................... 27,664 4,074,077
Coterra Energy, Inc. ..................................................... 142,286 3,407,750
Devon Energy Corp. ..................................................... 74,041 2,896,484
Diamondback Energy, Inc. ................................................ 15,813 2,726,161
EOG Resources, Inc. .................................................... 28,140 3,459,250
Exxon Mobil Corp. ..................................................... 35,148 4,120,049
Kinder Morgan, Inc. ..................................................... 217,609 4,806,983
ONEOK, Inc. .......................................................... 46,163 4,206,834
Ovintiv, Inc. .......................................................... 65,668 2,515,741
Phillips 66 Co. ......................................................... 22,218 2,920,556
The Williams Cos., Inc. .................................................. 94,292 4,304,430

Victory Portfolios II
VictoryShares US Large Cap High Div Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Valero Energy Corp. ..................................................... 18,294 $ 2,470,239
41,908,554
Financials (18.6%):
Ally Financial, Inc. ...................................................... 55,668 1,981,224
Blue Owl Capital, Inc. ................................................... 143,027 2,769,003
Citigroup, Inc. ......................................................... 49,946 3,126,620
Citizens Financial Group, Inc. .............................................. 58,855 2,417,175
CME Group, Inc. ....................................................... 20,576 4,540,094
Corebridge Financial, Inc. ................................................. 90,185 2,629,795
Fidelity National Financial, Inc. ............................................ 53,888 3,344,289
Fifth Third Bancorp ..................................................... 67,521 2,892,600
Huntington Bancshares, Inc. ............................................... 194,499 2,859,135
KeyCorp ............................................................. 135,927 2,276,777
M&T Bank Corp. ....................................................... 16,949 3,018,956
MetLife, Inc. .......................................................... 51,390 4,238,647
Morgan Stanley ........................................................ 31,959 3,331,406
Northern Trust Corp. .................................................... 36,381 3,275,381
Principal Financial Group, Inc. ............................................. 49,105 4,218,119
Prudential Financial, Inc. ................................................. 28,547 3,457,042
Regions Financial Corp. .................................................. 122,533 2,858,695
State Street Corp. ....................................................... 41,677 3,687,164
T. Rowe Price Group, Inc. ................................................. 30,989 3,375,632
The PNC Financial Services Group, Inc. ...................................... 17,096 3,160,196
U.S. Bancorp .......................................................... 63,042 2,882,911
66,340,861
Health Care (6.1%):
AbbVie, Inc. .......................................................... 20,138 3,976,852
Amgen, Inc. ........................................................... 9,002 2,900,534
CVS Health Corp. ...................................................... 41,965 2,638,759
Gilead Sciences, Inc. .................................................... 38,412 3,220,462
Johnson & Johnson ..................................................... 29,309 4,749,817
Medtronic PLC ........................................................ 47,896 4,312,077
21,798,501
Independent Power and Renewable Electricity Producers (0.7%):
The AES Corp. ........................................................ 124,244 2,492,335
Industrials (2.6%):
3M Co. .............................................................. 15,496 2,118,303
Paychex, Inc. .......................................................... 31,000 4,159,890
United Parcel Service, Inc., Class B .......................................... 21,437 2,922,721
9,200,914
Information Technology (4.6%):
Cisco Systems, Inc. ..................................................... 82,771 4,405,073
Corning, Inc. .......................................................... 65,894 2,975,114
HP, Inc. .............................................................. 67,605 2,424,991
International Business Machines Corp. ........................................ 16,587 3,667,054
Seagate Technology Holdings PLC .......................................... 24,750 2,710,867
16,183,099
Materials (4.1%):
Dow, Inc. ............................................................ 75,553 4,127,460
Eastman Chemical Co. ................................................... 34,059 3,812,905
International Paper Co. ................................................... 52,914 2,584,849
LyondellBasell Industries NV, Class A ........................................ 42,590 4,084,381
14,609,595
Multi-Utilities (10.8%):
Ameren Corp. ......................................................... 45,793 4,005,056
CenterPoint Energy, Inc. .................................................. 134,218 3,948,694
CMS Energy Corp. ...................................................... 65,791 4,646,818
Consolidated Edison, Inc. ................................................. 44,497 4,633,473

Victory Portfolios II
VictoryShares US Large Cap High Div Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Dominion Energy, Inc. ................................................... 58,761 $ 3,395,798
DTE Energy Co. ....................................................... 32,447 4,166,519
NiSource, Inc. ......................................................... 141,212 4,892,996
Sempra .............................................................. 52,662 4,404,123
WEC Energy Group, Inc. ................................................. 43,356 4,169,980
38,263,457
Total Common Stocks (Cost $316,704,853) 353,501,103
Total Investments (Cost $316,704,853) — 99.4% 353,501,103
Other assets in excess of liabilities — 0.6% 2,247,649
NET ASSETS - 100.00% $ 355,748,752
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 6 12/20/24 $ 1,719,755 $ 1,744,275 $ 24,520
Total unrealized appreciation $ 24,520
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 24,520

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios II
VictoryShares US Small Cap High Div Volatility Wtd ETF

(Unaudited)
Security Description Shares Value
Common Stocks (99.6%)
Communication Services (3.8%):
Cable One, Inc. ........................................................ 5,580 $ 1,951,828
Cogent Communications Holdings, Inc. ....................................... 35,542 2,698,349
TEGNA, Inc. .......................................................... 215,246 3,396,582
Warner Music Group Corp. , Class A ......................................... 103,632 3,243,681
11,290,440
Consumer Discretionary (14.2%):
Advance Auto Parts, Inc. ................................................. 42,144 1,643,195
American Eagle Outfitters, Inc. ............................................. 113,121 2,532,779
Carter's, Inc. .......................................................... 49,828 3,237,823
Kohl's Corp. .......................................................... 81,598 1,721,718
Kontoor Brands, Inc. .................................................... 35,713 2,920,609
LCI Industries ......................................................... 18,264 2,201,543
Levi Strauss & Co. , Class A ............................................... 114,300 2,491,740
Macy's, Inc. ........................................................... 120,577 1,891,853
Marriott Vacations Worldwide Corp. ......................................... 29,165 2,143,044
Nordstrom, Inc. ........................................................ 83,744 1,883,402
Polaris, Inc. ........................................................... 30,151 2,509,769
Strategic Education, Inc. .................................................. 23,014 2,129,946
The Buckle, Inc. ........................................................ 60,537 2,661,812
The Cheesecake Factory, Inc. .............................................. 64,221 2,604,161
The Wendy's Co. ....................................................... 213,867 3,746,950
Travel + Leisure Co. ..................................................... 60,509 2,788,255
Upbound Group, Inc. .................................................... 78,995 2,527,050
41,635,649
Consumer Staples (4.7%):
Cal-Maine Foods, Inc. ................................................... 44,725 3,347,219
Energizer Holdings, Inc. .................................................. 109,561 3,479,657
Flowers Foods, Inc. ..................................................... 192,664 4,444,759
Inter Parfums, Inc. ...................................................... 19,406 2,512,689
13,784,324
Energy (13.0%):
Archrock, Inc. ......................................................... 127,991 2,590,538
Atlas Energy Solutions, Inc. ............................................... 106,291 2,317,144
California Resources Corp. ................................................ 41,446 2,174,672
Crescent Energy Co. , Class A .............................................. 179,915 1,970,069
CVR Energy, Inc. ....................................................... 97,030 2,234,601
DT Midstream, Inc. ..................................................... 64,473 5,071,446
Helmerich & Payne, Inc. .................................................. 72,506 2,205,632
International Seaways, Inc. ................................................ 56,618 2,919,224
Kinetik Holdings, Inc. ................................................... 74,680 3,380,017
Kodiak Gas Services, Inc. ................................................. 93,026 2,697,754
Northern Oil & Gas, Inc. .................................................. 70,699 2,503,452
Patterson-UTI Energy, Inc. ................................................ 235,643 1,802,669
Viper Energy, Inc. ...................................................... 64,864 2,926,015
World Kinect Corp. ..................................................... 110,177 3,405,571
38,198,804
Banks (17.6%):
Associated Banc-Corp. ................................................... 130,350 2,807,739
Atlantic Union Bankshares Corp. ............................................ 69,533 2,619,308
Bank of Hawaii Corp. .................................................... 41,187 2,585,308
Bank OZK ............................................................ 52,423 2,253,665
Banner Corp. .......................................................... 46,782 2,786,336
Columbia Banking System, Inc. ............................................ 76,124 1,987,598
CVB Financial Corp. .................................................... 139,017 2,477,283
First Financial Bancorp ................................................... 114,421 2,886,842
First Hawaiian, Inc. ..................................................... 137,917 3,192,779
First Interstate BancSystem, Inc. , Class A ...................................... 79,780 2,447,650
First Merchants Corp. .................................................... 72,231 2,686,993

Victory Portfolios II
VictoryShares US Small Cap High Div Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Fulton Financial Corp. ................................................... 146,013 $ 2,647,216
Independent Bank Corp. .................................................. 38,737 2,290,519
Northwest Bancshares, Inc. ................................................ 235,643 3,152,903
Provident Financial Services, Inc. ........................................... 124,371 2,308,326
Simmons First National Corp. , Class A ....................................... 120,192 2,588,936
Synovus Financial Corp. .................................................. 55,539 2,469,819
United Bankshares, Inc. .................................................. 76,225 2,827,947
Valley National Bancorp .................................................. 218,923 1,983,442
WesBanco, Inc. ........................................................ 85,907 2,558,310
51,558,919
Capital Markets (4.4%):
Artisan Partners Asset Management, Inc. , Class A ................................ 68,862 2,983,102
Federated Hermes, Inc. ................................................... 124,315 4,571,063
Lazard, Inc. ........................................................... 52,575 2,648,729
Moelis & Co. , Class A ................................................... 39,134 2,681,070
12,883,964
Consumer Finance (1.0%):
Navient Corp. ......................................................... 182,372 2,843,179
Financial Services (1.2%):
The Western Union Co. ................................................... 303,650 3,622,544
Insurance (0.8%):
Lincoln National Corp. ................................................... 77,890 2,454,314
Health Care (2.7%):
Organon & Co. ........................................................ 91,549 1,751,333
Patterson Cos., Inc. ..................................................... 118,086 2,578,998
Premier, Inc. , Class A .................................................... 183,207 3,664,140
7,994,471
Industrials (7.6%):
H&E Equipment Services, Inc. ............................................. 40,802 1,986,241
HNI Corp. ............................................................ 60,262 3,244,506
Insperity, Inc. .......................................................... 28,890 2,542,320
Kennametal, Inc. ....................................................... 124,686 3,233,108
ManpowerGroup, Inc. ................................................... 45,305 3,330,824
MillerKnoll, Inc. ....................................................... 72,160 1,786,682
MSC Industrial Direct Co., Inc. ............................................. 41,253 3,550,233
Trinity Industries, Inc. ................................................... 72,029 2,509,490
22,183,404
Information Technology (1.2%):
Avnet, Inc. ............................................................ 67,077 3,642,952
Materials (5.9%):
Greif, Inc. , Class A ...................................................... 56,083 3,514,161
Pactiv Evergreen, Inc. .................................................... 164,647 1,895,087
Sealed Air Corp. ....................................................... 77,916 2,828,351
Sensient Technologies Corp. ............................................... 44,571 3,575,485
Sonoco Products Co. .................................................... 74,159 4,051,306
The Chemours Co. ...................................................... 70,793 1,438,514
17,302,904
Utilities (21.5%):
American States Water Co. ................................................ 49,541 4,126,270
Avista Corp. .......................................................... 101,063 3,916,191
Black Hills Corp. ....................................................... 68,874 4,209,579
Clearway Energy, Inc. , Class C ............................................. 94,242 2,891,344
IDACORP, Inc. ........................................................ 45,700 4,711,213
National Fuel Gas Co. ................................................... 72,505 4,394,528
New Jersey Resources Corp. ............................................... 94,661 4,467,999
Northwestern Energy Group, Inc. ........................................... 78,241 4,476,950

Victory Portfolios II
VictoryShares US Small Cap High Div Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
ONE Gas, Inc. ......................................................... 55,238 $ 4,110,812
Otter Tail Corp. ........................................................ 35,238 2,754,202
Portland General Electric Co. .............................................. 91,352 4,375,761
SJW Group ........................................................... 63,071 3,665,056
Southwest Gas Holdings, Inc. .............................................. 48,001 3,540,554
Spire, Inc. ............................................................ 69,578 4,681,904
TXNM Energy, Inc. ..................................................... 98,243 4,300,096
UGI Corp. ............................................................ 106,680 2,669,134
63,291,593
Total Common Stocks (Cost $277,107,315) 292,687,461
Total Investments (Cost $277,107,315) — 99.6% 292,687,461
Other assets in excess of liabilities — 0.4% 1,143,633
NET ASSETS - 100.00% $ 293,831,094
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 6 12/20/24 $ 665,480 $ 674,760 $ 9,280
Total unrealized appreciation $ 9,280
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 9,280

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios II
VictoryShares International High Div Volatility Wtd ETF

(Unaudited)
Security Description Shares Value
Common Stocks (98.7%)
Australia (6.7%):
Communication Services (1.4%):
Telstra Group Ltd. ...................................................... 91,323 $ 244,915
Energy (1.9%):
Santos Ltd. ........................................................... 33,518 162,637
Woodside Energy Group Ltd. .............................................. 8,970 156,241
318,878
Financials (1.3%):
ANZ Group Holdings Ltd. (a) .............................................. 10,743 226,331
Materials (2.1%):
BHP Group Ltd. ........................................................ 6,796 215,892
Fortescue Ltd. ......................................................... 9,569 136,780
352,672
1,142,796
Austria (1.7%):
Energy (0.9%):
OMV AG ............................................................ 3,746 159,935
Utilities (0.8%):
Verbund AG .......................................................... 1,542 127,860
287,795
Canada (11.6%):
Communication Services (2.4%):
BCE, Inc. ............................................................ 6,245 217,141
TELUS Corp. ......................................................... 11,324 190,003
407,144
Consumer Discretionary (0.7%):
Magna International, Inc. ................................................. 3,169 130,013
Energy (4.8%):
Enbridge, Inc. ......................................................... 6,743 273,948
Pembina Pipeline Corp. .................................................. 7,492 308,866
TC Energy Corp. ....................................................... 4,984 236,946
819,760
Financials (1.5%):
The Bank of Nova Scotia ................................................. 4,598 250,556
Materials (0.8%):
Nutrien Ltd. ........................................................... 2,822 135,622
Utilities (1.4%):
Emera, Inc. ........................................................... 5,925 233,486
1,976,581
Denmark (1.4%):
Financials (0.9%):
Danske Bank A/S ....................................................... 4,788 144,094
Industrials (0.5%):
AP Moller - Maersk A/S , Class B ........................................... 55 92,495
236,589
Finland (3.2%):
Energy (0.4%):
Neste Oyj (b) .......................................................... 3,786 73,447

Victory Portfolios II
VictoryShares International High Div Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Financials (1.0%):
Nordea Bank Abp ....................................................... 14,082 $ 165,980
Materials (0.9%):
UPM-Kymmene Oyj .................................................... 4,501 150,640
Utilities (0.9%):
Fortum Oyj (b) ......................................................... 9,203 151,545
541,612
France (14.1%):
Communication Services (1.4%):
Orange SA ............................................................ 20,458 234,188
Consumer Discretionary (2.4%):
Kering SA ............................................................ 392 112,063
Renault SA ........................................................... 2,643 114,696
Sodexo SA ........................................................... 2,289 187,635
414,394
Consumer Staples (0.9%):
Carrefour SA .......................................................... 9,449 161,012
Energy (1.1%):
TotalEnergies SE ....................................................... 2,872 186,998
Financials (3.9%):
Amundi SA (c) ......................................................... 2,169 161,866
AXA SA ............................................................. 5,125 196,964
BNP Paribas SA ........................................................ 2,070 141,806
Credit Agricole SA ...................................................... 11,147 170,281
670,917
Industrials (2.1%):
Bouygues SA .......................................................... 4,835 161,764
Vinci SA ............................................................. 1,631 190,516
352,280
Utilities (2.3%):
Engie SA ............................................................. 11,789 203,575
Veolia Environnement SA ................................................. 5,519 181,332
384,907
2,404,696
Germany (3.6%):
Consumer Discretionary (1.9%):
Bayerische Motoren Werke AG ............................................. 1,740 153,342
Mercedes-Benz Group AG ................................................ 2,558 165,244
318,586
Industrials (1.7%):
Daimler Truck Holding AG ................................................ 2,931 109,708
Deutsche Post AG ...................................................... 3,960 176,432
286,140
604,726
Hong Kong (6.9%):
Financials (0.8%):
Hang Seng Bank Ltd. .................................................... 10,282 129,292
Industrials (0.9%):
CK Hutchison Holdings Ltd. ............................................... 26,500 152,381
Real Estate (2.4%):
CK Asset Holdings Ltd. .................................................. 33,500 147,384
Henderson Land Development Co. Ltd. ....................................... 38,000 121,231

Victory Portfolios II
VictoryShares International High Div Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Swire Pacific Ltd. , Class A ................................................ 17,302 $ 147,789
416,404
Utilities (2.8%):
CLP Holdings Ltd. ...................................................... 19,559 173,232
Hong Kong & China Gas Co. Ltd. ........................................... 185,092 152,386
Power Assets Holdings Ltd. ............................................... 23,500 150,548
476,166
1,174,243
Ireland (0.6%):
Financials (0.6%):
Bank of Ireland Group PLC ............................................... 9,314 103,976
Italy (9.4%):
Communication Services (1.3%):
Infrastrutture Wireless Italiane SpA (c) ........................................ 18,111 222,741
Energy (1.1%):
Eni SpA ............................................................. 12,638 192,453
Financials (3.3%):
Intesa Sanpaolo SpA ..................................................... 39,243 167,612
Mediobanca Banca di Credito Finanziario SpA .................................. 11,128 189,808
Poste Italiane SpA (c) .................................................... 14,154 198,336
555,756
Utilities (3.7%):
Enel SpA ............................................................. 27,188 217,118
Snam SpA ............................................................ 40,601 206,559
Terna - Rete Elettrica Nazionale ............................................ 23,655 212,942
636,619
1,607,569
Japan (6.7%):
Communication Services (1.1%):
SoftBank Corp. ........................................................ 143,000 186,275
Consumer Discretionary (1.6%):
Honda Motor Co. Ltd. ................................................... 8,700 91,262
Isuzu Motors Ltd. ....................................................... 7,100 95,401
Nissan Motor Co. Ltd. (b) ................................................. 30,800 86,264
272,927
Consumer Staples (0.7%):
Japan Tobacco, Inc. ..................................................... 4,300 125,041
Health Care (1.0%):
Takeda Pharmaceutical Co. Ltd. ............................................ 6,300 179,869
Industrials (0.5%):
Mitsui OSK Lines Ltd. ................................................... 2,400 82,266
Information Technology (1.0%):
Oracle Corp. .......................................................... 1,600 164,164
Materials (0.8%):
Nippon Steel Corp. (b) ................................................... 5,800 129,068
1,139,610
Luxembourg (0.9%):
Energy (0.9%):
Tenaris SA ............................................................ 9,914 155,970

Victory Portfolios II
VictoryShares International High Div Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Netherlands (3.8%):
Communication Services (1.7%):
Koninklijke KPN NV .................................................... 72,012 $ 294,069
Financials (2.1%):
ABN AMRO Bank NV , Class CV (c) ......................................... 8,684 156,626
NN Group NV ......................................................... 3,908 194,776
351,402
645,471
Norway (4.8%):
Communication Services (1.4%):
Telenor ASA .......................................................... 18,005 230,411
Energy (1.6%):
Aker BP ASA ......................................................... 6,441 138,109
Equinor ASA .......................................................... 5,630 142,334
280,443
Financials (1.0%):
DNB Bank ASA ........................................................ 8,593 176,270
Materials (0.8%):
Norsk Hydro ASA ...................................................... 20,212 131,166
818,290
Portugal (0.9%):
Utilities (0.9%):
EDP SA .............................................................. 34,815 158,949
Russian Federation (0.0%):(d)
Materials (0.0%):(d)
Evraz PLC (a) (e) (f) ...................................................... 23,292 7,556
Singapore (7.4%):
Communication Services (1.2%):
Singapore Telecommunications Ltd. ......................................... 81,300 205,006
Consumer Staples (1.2%):
Wilmar International Ltd. ................................................. 80,000 208,576
Financials (2.9%):
DBS Group Holdings Ltd. ................................................. 7,700 228,021
Oversea-Chinese Banking Corp. Ltd. ......................................... 22,100 259,717
487,738
Industrials (1.0%):
Singapore Airlines Ltd. ................................................... 33,800 178,878
Real Estate (1.1%):
CapitaLand Investment Ltd. ............................................... 76,400 185,515
1,265,713
South Korea (1.0%):
Consumer Discretionary (1.0%):
Hyundai Motor Co. ..................................................... 467 87,149
Kia Corp. ............................................................ 1,097 83,817
170,966
Spain (2.9%):
Energy (1.1%):
Repsol SA ............................................................ 13,315 175,539
Financials (0.8%):
CaixaBank SA ......................................................... 23,105 137,940

Victory Portfolios II
VictoryShares International High Div Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Utilities (1.0%):
Endesa SA ............................................................ 7,878 $ 172,121
485,600
Sweden (2.7%):
Communication Services (1.1%):
Telia Co. AB .......................................................... 57,917 187,359
Financials (1.6%):
Svenska Handelsbanken AB , Class A ......................................... 13,256 136,130
Swedbank AB , Class A ................................................... 6,732 142,776
278,906
466,265
United Kingdom (7.6%):
Communication Services (1.5%):
BT Group PLC ........................................................ 59,173 116,984
Vodafone Group PLC .................................................... 141,505 141,938
258,922
Consumer Staples (2.0%):
Imperial Brands PLC .................................................... 7,345 213,346
Reckitt Benckiser Group PLC .............................................. 1,984 121,383
334,729
Energy (1.0%):
BP PLC .............................................................. 33,896 177,475
Financials (2.1%):
Aviva PLC ............................................................ 30,380 196,385
HSBC Holdings PLC .................................................... 17,913 160,236
356,621
Utilities (1.0%):
National Grid PLC (a) .................................................... 12,043 165,808
1,293,555
United States (0.8%):
Utilities (0.8%):
Brookfield Renewable Corp. , Class A ......................................... 3,970 129,642
Total Common Stocks (Cost $16,251,523) 16,818,170
Collateral for Securities Loaned (2.3%)^
United States (2.3%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .83% (g) ........ 96,542 96,542
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .85% (g) ............ 96,542 96,542
Invesco Government & Agency Portfolio, Institutional Shares , 4 .84% (g) ............... 96,542 96,542
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .82% (g) . 96,542 96,542
Total Collateral for Securities Loaned (Cost $386,168) 386,168
Total Investments (Cost $16,637,691) — 101.0% 17,204,338
Liabilities in excess of other assets — (1.0)% (157,932)
NET ASSETS - 100.00% $ 17,046,406
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2024, the fair value of these securities was
$739,569 and amounted to 4.3% of net assets.
(d) Amount represents less than 0.05% of net assets.

Victory Portfolios II
VictoryShares International High Div Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Name
Acquisition Date
Cost
Evraz PLC .................................................
3/19/2021
$ 141,369
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at September 30, 2024.
(f) Security was fair valued using significant unobservable inputs as of September 30, 2024.
(g) Rate disclosed is the daily yield on September 30, 2024.
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios II
VictoryShares Dividend Accelerator ETF

(Unaudited)
Security Description Shares Value
Common Stocks (99.5%)
Beverages (5.3%):
Brown-Forman Corp., Class B ............................................. 97,701 $ 4,806,889
PepsiCo, Inc. .......................................................... 27,423 4,663,281
The Coca-Cola Co. ...................................................... 63,039 4,529,983
14,000,153
Consumer Discretionary (8.2%):
Best Buy Co., Inc. ...................................................... 62,677 6,474,534
D.R. Horton, Inc. ....................................................... 10,041 1,915,522
Genuine Parts Co. ...................................................... 26,363 3,682,384
Lowe's Cos., Inc. ....................................................... 10,784 2,920,846
McDonald's Corp. ...................................................... 16,212 4,936,716
Williams-Sonoma, Inc. ................................................... 12,021 1,862,293
21,792,295
Consumer Staples Distribution & Retail (5.0%):
Costco Wholesale Corp. .................................................. 2,139 1,896,266
Sysco Corp. ........................................................... 49,565 3,869,044
Target Corp. .......................................................... 26,703 4,161,930
Walmart, Inc. .......................................................... 40,534 3,273,120
13,200,360
Energy (4.0%):
Chevron Corp. ......................................................... 32,831 4,835,022
Exxon Mobil Corp. ..................................................... 35,178 4,123,565
Texas Pacific Land Corp. ................................................. 1,945 1,720,819
10,679,406
Financials (21.4%):
Aflac, Inc. ............................................................ 36,501 4,080,812
American Financial Group, Inc. ............................................. 21,568 2,903,053
Ameriprise Financial, Inc. ................................................. 6,226 2,925,037
Assurant, Inc. ......................................................... 14,112 2,806,312
Brown & Brown, Inc. .................................................... 16,672 1,727,219
Chubb Ltd. ........................................................... 7,359 2,122,262
Cincinnati Financial Corp. ................................................ 26,656 3,628,415
Commerce Bancshares, Inc. ............................................... 53,136 3,156,278
First Citizens Bancshares, Inc., Class A ....................................... 681 1,253,687
Franklin Resources, Inc. .................................................. 339,805 6,847,071
Old Republic International Corp. ............................................ 136,211 4,824,594
RLI Corp. ............................................................ 10,296 1,595,674
S&P Global, Inc. ....................................................... 3,472 1,793,705
SEI Investments Co. ..................................................... 50,413 3,488,075
T. Rowe Price Group, Inc. ................................................. 51,972 5,661,310
The Travelers Cos., Inc. .................................................. 26,000 6,087,120
Visa, Inc., Class A ...................................................... 7,309 2,009,609
56,910,233
Food Products (5.6%):
Archer-Daniels-Midland Co. ............................................... 67,346 4,023,250
Hormel Foods Corp. ..................................................... 218,200 6,916,940
McCormick & Co., Inc. .................................................. 47,740 3,929,002
14,869,192
Health Care (10.5%):
Abbott Laboratories ..................................................... 17,311 1,973,627
Becton Dickinson & Co. .................................................. 8,605 2,074,666
Bristol-Myers Squibb Co. ................................................. 129,138 6,681,600
Cardinal Health, Inc. .................................................... 22,474 2,483,826
Cencora, Inc. .......................................................... 5,775 1,299,837
Danaher Corp. ......................................................... 6,944 1,930,571
Johnson & Johnson ..................................................... 30,824 4,995,337

Victory Portfolios II
VictoryShares Dividend Accelerator ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Medtronic PLC ........................................................ 72,794 $ 6,553,644
27,993,108
Household Products (7.2%):
Colgate-Palmolive Co. ................................................... 41,307 4,288,080
Kimberly-Clark Corp. .................................................... 39,080 5,560,302
The Clorox Co. ........................................................ 35,518 5,786,237
The Procter & Gamble Co. ................................................ 19,727 3,416,717
19,051,336
Industrials (15.2%):
AGCO Corp. .......................................................... 15,279 1,495,203
Carlisle Cos., Inc. ....................................................... 3,930 1,767,517
CSX Corp. ............................................................ 68,481 2,364,649
Dover Corp. ........................................................... 12,659 2,427,237
Emerson Electric Co. .................................................... 40,018 4,376,769
Illinois Tool Works, Inc. .................................................. 17,250 4,520,708
J.B. Hunt Transport Services, Inc. ........................................... 15,682 2,702,479
Landstar System, Inc. .................................................... 10,669 2,015,054
Nordson Corp. ......................................................... 9,215 2,420,135
Owens Corning ........................................................ 8,240 1,454,525
Simpson Manufacturing Co., Inc. ........................................... 9,022 1,725,638
Stanley Black & Decker, Inc. .............................................. 65,826 7,249,417
Union Pacific Corp. ..................................................... 15,761 3,884,771
W.W. Grainger, Inc. ..................................................... 1,813 1,883,363
40,287,465
Information Technology (1.0%):
Lam Research Corp. ..................................................... 1,442 1,176,788
Microsoft Corp. ........................................................ 3,344 1,438,923
2,615,711
Materials (7.8%):
Air Products and Chemicals, Inc. ............................................ 14,996 4,464,909
Ecolab, Inc. ........................................................... 14,953 3,817,950
Linde PLC ............................................................ 3,887 1,853,555
Nucor Corp. ........................................................... 10,603 1,594,055
PPG Industries, Inc. ..................................................... 27,780 3,679,739
RPM International, Inc. .................................................. 22,327 2,701,567
The Sherwin-Williams Co. ................................................ 6,544 2,497,648
20,609,423
Tobacco (3.7%):
Altria Group, Inc. ....................................................... 193,687 9,885,784
Utilities (4.6%):
Consolidated Edison, Inc. ................................................. 59,407 6,186,051
Duke Energy Corp. ...................................................... 52,124 6,009,897
12,195,948
Total Common Stocks (Cost $235,524,024) 264,090,414
Total Investments (Cost $235,524,024) — 99.5% 264,090,414
Other assets in excess of liabilities — 0.5% 1,423,001
NET ASSETS - 100.00% $ 265,513,415
PLC
—
Public Limited Company

Victory Portfolios II
VictoryShares Dividend Accelerator ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 3 12/20/24 $ 859,108 $ 872,138 $ 13,030
Total unrealized appreciation $ 13,030
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 13,030

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios II
VictoryShares US Multi-Factor Minimum Volatility ETF

(Unaudited)
Security Description Shares Value
Common Stocks (99.6%)
Communication Services (4.2%):
Alphabet, Inc. , Class A ................................................... 18,438 $ 3,057,942
Comcast Corp. , Class A .................................................. 6,863 286,668
Fox Corp. , Class A ...................................................... 26,209 1,109,427
The New York Times Co. , Class A ........................................... 17,987 1,001,336
5,455,373
Communications Equipment (2.3%):
Cisco Systems, Inc. ..................................................... 54,235 2,886,387
Consumer Discretionary (5.0%):
Deckers Outdoor Corp. (a) ................................................. 12,044 1,920,416
Mattel, Inc. (a) ......................................................... 15,026 286,245
Murphy USA, Inc. ...................................................... 2,372 1,169,088
NVR, Inc. (a) .......................................................... 37 363,037
Skechers USA, Inc. , Class A (a) ............................................. 5,196 347,716
Texas Roadhouse, Inc. ................................................... 2,244 396,290
The Home Depot, Inc. ................................................... 773 313,220
Thor Industries, Inc. ..................................................... 2,535 278,571
TopBuild Corp. (a) ...................................................... 673 273,783
Ulta Beauty, Inc. (a) ..................................................... 2,828 1,100,431
6,448,797
Consumer Staples (11.6%):
Coca-Cola Consolidated, Inc. .............................................. 349 459,424
Kimberly-Clark Corp. .................................................... 27,510 3,914,123
Target Corp. .......................................................... 1,677 261,377
The Clorox Co. ........................................................ 1,941 316,208
The Hershey Co. ....................................................... 14,745 2,827,796
The Kroger Co. ........................................................ 25,724 1,473,985
Walmart, Inc. .......................................................... 70,486 5,691,745
14,944,658
Energy (4.4%):
Chevron Corp. ......................................................... 19,657 2,894,886
Chord Energy Corp. ..................................................... 1,756 228,684
EOG Resources, Inc. .................................................... 2,328 286,181
Kinder Morgan, Inc. ..................................................... 80,962 1,788,451
Marathon Petroleum Corp. ................................................ 1,476 240,455
Valero Energy Corp. ..................................................... 1,743 235,357
5,674,014
Financials (7.8%):
Aflac, Inc. ............................................................ 34,450 3,851,510
Everest Group Ltd. ...................................................... 5,238 2,052,405
Mastercard, Inc. , Class A ................................................. 615 303,687
Prudential Financial, Inc. ................................................. 2,550 308,805
T. Rowe Price Group, Inc. ................................................. 2,442 266,007
Unum Group .......................................................... 18,184 1,080,857
Visa, Inc. , Class A ...................................................... 1,067 293,372
W.R. Berkley Corp. ..................................................... 33,074 1,876,288
10,032,931
Health Care (17.6%):
AbbVie, Inc. .......................................................... 23,895 4,718,785
Bristol-Myers Squibb Co. ................................................. 35,184 1,820,420
Cardinal Health, Inc. .................................................... 3,339 369,026
Cencora, Inc. .......................................................... 12,012 2,703,661
Centene Corp. (a) ....................................................... 3,789 285,236
Johnson & Johnson ..................................................... 28,423 4,606,231
Merck & Co., Inc. ...................................................... 33,186 3,768,602
The Cigna Group ....................................................... 822 284,774

Victory Portfolios II
VictoryShares US Multi-Factor Minimum Volatility ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
UnitedHealth Group, Inc. ................................................. 7,091 $ 4,145,966
22,702,701
Industrials (21.2%):
Carlisle Cos., Inc. ....................................................... 762 342,709
Core & Main, Inc. , Class A (a) .............................................. 5,252 233,189
CSX Corp. ............................................................ 12,334 425,893
Expeditors International of Washington, Inc. .................................... 2,450 321,930
Fastenal Co. ........................................................... 38,543 2,752,741
General Dynamics Corp. .................................................. 6,318 1,909,300
Leidos Holdings, Inc. .................................................... 14,391 2,345,733
Lockheed Martin Corp. ................................................... 8,421 4,922,580
Owens Corning ........................................................ 1,782 314,559
Republic Services, Inc. ................................................... 19,131 3,842,270
Science Applications International Corp. ...................................... 6,025 839,102
Snap-on, Inc. .......................................................... 6,254 1,811,846
SS&C Technologies Holdings, Inc. .......................................... 13,886 1,030,480
Textron, Inc. .......................................................... 21,310 1,887,640
UFP Industries, Inc. ..................................................... 2,417 317,135
Verisk Analytics, Inc. .................................................... 1,261 337,897
Waste Management, Inc. .................................................. 17,647 3,663,517
27,298,521
IT Services (3.9%):
Akamai Technologies, Inc. (a) .............................................. 18,103 1,827,498
Cognizant Technology Solutions Corp. , Class A ................................. 41,671 3,216,168
5,043,666
Software (9.3%):
Microsoft Corp. ........................................................ 27,661 11,902,528
Technology Hardware, Storage & Peripherals (12.3%):
Apple, Inc. ........................................................... 55,600 12,954,800
NetApp, Inc. .......................................................... 23,083 2,850,981
15,805,781
Total Common Stocks (Cost $105,642,171) 128,195,357
Total Investments (Cost $105,642,171) — 99.6% 128,195,357
Other assets in excess of liabilities — 0.4% 498,435
NET ASSETS - 100.00% $ 128,693,792
(a) Non-income producing security.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 2 12/20/24 $ 574,594 $ 581,426 $ 6,832
Total unrealized appreciation $ 6,832
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 6,832

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF

(Unaudited)
Security Description Shares Value
Common Stocks (99.5%)
Communication Services (3.9%):
Alphabet, Inc. , Class A ................................................... 4,761 $ 789,612
AT&T, Inc. ........................................................... 54,229 1,193,038
Charter Communications, Inc. , Class A (a) ..................................... 1,512 490,009
Comcast Corp. , Class A .................................................. 24,883 1,039,363
Electronic Arts, Inc. ..................................................... 8,002 1,147,807
Fox Corp. , Class A ...................................................... 24,645 1,043,223
Liberty Media Corp.-Liberty Formula One (a) ................................... 11,877 919,636
Live Nation Entertainment, Inc. (a) ........................................... 7,643 836,832
Meta Platforms, Inc. , Class A .............................................. 1,023 585,606
Netflix, Inc. (a) ......................................................... 1,031 731,257
News Corp. , Class A ..................................................... 34,900 929,387
Omnicom Group, Inc. .................................................... 10,186 1,053,131
Pinterest, Inc. , Class A (a) ................................................. 15,682 507,626
The Interpublic Group of Cos., Inc. .......................................... 31,205 987,014
The Trade Desk, Inc. , Class A (a) ............................................ 4,494 492,767
The Walt Disney Co. .................................................... 8,592 826,465
T-Mobile US, Inc. ...................................................... 8,017 1,654,388
Verizon Communications, Inc. .............................................. 24,206 1,087,092
Warner Music Group Corp. , Class A ......................................... 25,641 802,563
17,116,816
Consumer Discretionary (9.4%):
Airbnb, Inc. , Class A (a) .................................................. 5,389 683,379
Amazon.com, Inc. (a) .................................................... 4,369 814,076
Aptiv PLC (a) .......................................................... 7,928 570,895
AutoZone, Inc. (a) ....................................................... 319 1,004,863
Best Buy Co., Inc. ...................................................... 5,954 615,048
Booking Holdings, Inc. ................................................... 198 834,000
Burlington Stores, Inc. (a) ................................................. 2,135 562,530
CarMax, Inc. (a) ........................................................ 7,074 547,386
Carvana Co. (a) ......................................................... 1,583 275,616
Cava Group, Inc. (a) ..................................................... 3,298 408,457
Chewy, Inc. , Class A (a) .................................................. 11,341 332,178
Chipotle Mexican Grill, Inc. (a) ............................................. 13,072 753,209
Coupang, Inc. (a) ....................................................... 25,494 625,878
D.R. Horton, Inc. ....................................................... 3,241 618,286
Darden Restaurants, Inc. .................................................. 6,326 1,038,286
Deckers Outdoor Corp. (a) ................................................. 3,399 541,971
Dick's Sporting Goods, Inc. ................................................ 2,190 457,053
Domino's Pizza, Inc. ..................................................... 1,764 758,767
eBay, Inc. ............................................................ 14,782 962,456
Expedia Group, Inc. (a) ................................................... 3,717 550,190
Floor & Decor Holdings, Inc. , Class A (a) ...................................... 4,805 596,637
Ford Motor Co. ........................................................ 48,865 516,014
Garmin Ltd. ........................................................... 4,496 791,431
General Motors Co. ..................................................... 14,912 668,654
Genuine Parts Co. ...................................................... 6,311 881,520
Hilton Worldwide Holdings, Inc. ............................................ 5,258 1,211,969
Hyatt Hotels Corp. , Class A ................................................ 5,410 823,402
Las Vegas Sands Corp. ................................................... 19,614 987,369
Lennar Corp. , Class A .................................................... 3,659 685,989
Lowe's Cos., Inc. ....................................................... 3,659 991,040
Marriott International, Inc. , Class A .......................................... 4,341 1,079,173
McDonald's Corp. ...................................................... 4,023 1,225,044
MGM Resorts International (a) .............................................. 16,790 656,321
NIKE, Inc. , Class B ..................................................... 6,988 617,739
NVR, Inc. (a) .......................................................... 95 932,121
O'Reilly Automotive, Inc. (a) ............................................... 945 1,088,262
Penske Automotive Group, Inc. ............................................. 4,910 797,482
Pool Corp. ............................................................ 1,898 715,166
PulteGroup, Inc. ........................................................ 5,134 736,883
Ross Stores, Inc. ....................................................... 6,947 1,045,593

Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Royal Caribbean Cruises Ltd. .............................................. 3,694 $ 655,168
Service Corp. International ................................................ 12,989 1,025,222
Starbucks Corp. ........................................................ 5,370 523,521
Tesla, Inc. (a) .......................................................... 1,745 456,544
Texas Roadhouse, Inc. ................................................... 5,210 920,086
The Home Depot, Inc. ................................................... 2,756 1,116,731
The TJX Cos., Inc. ...................................................... 10,055 1,181,865
Toll Brothers, Inc. ...................................................... 3,940 608,691
TopBuild Corp. (a) ...................................................... 1,292 525,599
Tractor Supply Co. ...................................................... 3,253 946,395
Ulta Beauty, Inc. (a) ..................................................... 1,815 706,253
Williams-Sonoma, Inc. ................................................... 3,389 525,024
Wingstop, Inc. ......................................................... 1,539 640,347
Yum! Brands, Inc. ...................................................... 9,876 1,379,776
41,213,555
Consumer Staples (8.5%):
Altria Group, Inc. ....................................................... 21,327 1,088,530
Archer-Daniels-Midland Co. ............................................... 9,366 559,525
Brown-Forman Corp. , Class B ............................................. 19,631 965,845
Bunge Global SA ....................................................... 8,540 825,306
Campbell Soup Co. ..................................................... 20,331 994,592
Casey's General Stores, Inc. ............................................... 1,970 740,149
Church & Dwight Co., Inc. ................................................ 13,193 1,381,571
Coca-Cola Consolidated, Inc. .............................................. 456 600,278
Colgate-Palmolive Co. ................................................... 13,925 1,445,554
Conagra Brands, Inc. .................................................... 31,587 1,027,209
Constellation Brands, Inc. , Class A .......................................... 4,572 1,178,159
Costco Wholesale Corp. .................................................. 1,161 1,029,250
Dollar General Corp. .................................................... 5,109 432,068
General Mills, Inc. ...................................................... 14,741 1,088,623
Hormel Foods Corp. ..................................................... 23,153 733,950
Kenvue, Inc. .......................................................... 34,225 791,624
Keurig Dr. Pepper, Inc. ................................................... 34,245 1,283,503
Kimberly-Clark Corp. .................................................... 7,719 1,098,259
McCormick & Co., Inc. .................................................. 11,016 906,617
Molson Coors Beverage Co. , Class B ......................................... 17,020 978,990
Mondelez International, Inc. , Class A ......................................... 17,135 1,262,335
Monster Beverage Corp. (a) ................................................ 19,860 1,036,096
PepsiCo, Inc. .......................................................... 7,235 1,230,312
Performance Food Group Co. (a) ............................................ 11,391 892,713
Philip Morris International, Inc. ............................................. 10,472 1,271,301
Sysco Corp. ........................................................... 13,862 1,082,068
Target Corp. .......................................................... 4,314 672,380
The Clorox Co. ........................................................ 6,123 997,498
The Coca-Cola Co. ...................................................... 23,845 1,713,502
The Estee Lauder Cos., Inc. ............................................... 5,937 591,860
The Hershey Co. ....................................................... 5,135 984,790
The J.M. Smucker Co. ................................................... 8,216 994,958
The Kraft Heinz Co. ..................................................... 29,255 1,027,143
The Kroger Co. ........................................................ 18,934 1,084,918
The Procter & Gamble Co. ................................................ 8,156 1,412,619
U.S. Foods Holding Corp. (a) ............................................... 15,122 930,003
Walmart, Inc. .......................................................... 15,634 1,262,445
37,596,543
Energy (4.7%):
Baker Hughes Co. ...................................................... 24,058 869,697
Cheniere Energy, Inc. .................................................... 6,355 1,142,883
Chevron Corp. ......................................................... 7,563 1,113,803
ConocoPhillips Co. ..................................................... 9,484 998,476
Coterra Energy, Inc. ..................................................... 38,899 931,631
Devon Energy Corp. ..................................................... 20,242 791,867
Diamondback Energy, Inc. ................................................ 4,323 745,285

Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
EOG Resources, Inc. .................................................... 7,693 $ 945,700
EQT Corp. ............................................................ 19,843 727,048
Exxon Mobil Corp. ..................................................... 9,609 1,126,367
Halliburton Co. ........................................................ 26,757 777,291
Kinder Morgan, Inc. ..................................................... 59,492 1,314,178
Marathon Petroleum Corp. ................................................ 4,127 672,330
Occidental Petroleum Corp. ............................................... 18,032 929,369
ONEOK, Inc. .......................................................... 12,621 1,150,152
Ovintiv, Inc. .......................................................... 17,953 687,779
Permian Resources Corp. ................................................. 51,642 702,848
Phillips 66 Co. ......................................................... 6,074 798,427
Schlumberger NV ...................................................... 18,590 779,850
Targa Resources Corp. ................................................... 7,164 1,060,344
Texas Pacific Land Corp. ................................................. 596 527,305
The Williams Cos., Inc. .................................................. 25,778 1,176,766
Valero Energy Corp. ..................................................... 5,001 675,285
20,644,681
Financials (18.5%):
Aflac, Inc. ............................................................ 9,181 1,026,436
Ally Financial, Inc. ...................................................... 15,219 541,644
American Express Co. ................................................... 3,561 965,743
American Financial Group, Inc. ............................................. 8,531 1,148,273
American International Group, Inc. .......................................... 13,775 1,008,743
Ameriprise Financial, Inc. ................................................. 2,567 1,206,002
Aon PLC , Class A ...................................................... 2,757 953,894
Apollo Global Management, Inc. ............................................ 6,087 760,327
Arch Capital Group Ltd. (a) ................................................ 9,112 1,019,451
Ares Management Corp. , Class A ........................................... 5,415 843,874
Arthur J. Gallagher & Co. ................................................. 3,909 1,099,875
Bank of America Corp. ................................................... 22,669 899,506
Berkshire Hathaway, Inc. , Class B (a) ......................................... 3,336 1,535,427
BlackRock, Inc. ........................................................ 1,243 1,180,241
Blackstone, Inc. ........................................................ 4,933 755,390
Block, Inc. (a) .......................................................... 6,625 444,736
Blue Owl Capital, Inc. ................................................... 39,102 757,015
Brown & Brown, Inc. .................................................... 10,723 1,110,903
Capital One Financial Corp. ............................................... 5,738 859,151
Cboe Global Markets, Inc. ................................................ 4,928 1,009,599
Chubb Ltd. ........................................................... 4,367 1,259,399
Cincinnati Financial Corp. ................................................ 7,419 1,009,874
Citigroup, Inc. ......................................................... 13,655 854,803
Citizens Financial Group, Inc. .............................................. 16,090 660,816
CME Group, Inc. ....................................................... 5,625 1,241,156
Coinbase Global, Inc. , Class A (a) ........................................... 1,473 262,444
Corebridge Financial, Inc. ................................................. 24,655 718,940
East West Bancorp, Inc. .................................................. 9,009 745,405
Equitable Holdings, Inc. .................................................. 21,850 918,356
Erie Indemnity Co. , Class A ............................................... 1,661 896,641
Everest Group Ltd. ...................................................... 2,232 874,565
FactSet Research Systems, Inc. ............................................. 2,280 1,048,458
Fidelity National Financial, Inc. ............................................ 14,732 914,268
Fidelity National Information Services, Inc. .................................... 11,448 958,770
Fifth Third Bancorp ..................................................... 18,459 790,784
First Citizens Bancshares, Inc. , Class A ....................................... 358 659,060
Fiserv, Inc. (a) .......................................................... 7,248 1,302,103
Global Payments, Inc. .................................................... 6,765 692,871
Huntington Bancshares, Inc. ............................................... 53,174 781,658
Interactive Brokers Group, Inc. ............................................. 7,011 977,053
Intercontinental Exchange, Inc. ............................................. 8,536 1,371,223
Jack Henry & Associates, Inc. .............................................. 6,642 1,172,579
Jefferies Financial Group, Inc. .............................................. 14,687 903,985
JPMorgan Chase & Co. .................................................. 4,859 1,024,569
KeyCorp ............................................................. 37,161 622,447

Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Kinsale Capital Group, Inc. ................................................ 981 $ 456,724
KKR & Co., Inc. ....................................................... 5,375 701,868
Loews Corp. .......................................................... 17,431 1,377,921
LPL Financial Holdings, Inc. ............................................... 2,965 689,748
M&T Bank Corp. ....................................................... 4,634 825,408
Markel Group, Inc. (a) .................................................... 671 1,052,517
Marsh & McLennan Cos., Inc. ............................................. 6,121 1,365,534
Mastercard, Inc. , Class A ................................................. 2,720 1,343,136
MetLife, Inc. .......................................................... 14,049 1,158,762
Moody's Corp. ......................................................... 2,152 1,021,318
Morgan Stanley ........................................................ 8,738 910,849
Morningstar, Inc. ....................................................... 3,154 1,006,504
MSCI, Inc. ........................................................... 1,205 702,431
Nasdaq, Inc. .......................................................... 14,732 1,075,583
Northern Trust Corp. .................................................... 9,946 895,438
PayPal Holdings, Inc. (a) .................................................. 8,309 648,351
Principal Financial Group, Inc. ............................................. 13,424 1,153,122
Prudential Financial, Inc. ................................................. 7,804 945,064
Raymond James Financial, Inc. ............................................. 8,280 1,013,969
Regions Financial Corp. .................................................. 33,499 781,532
Reinsurance Group of America, Inc. ......................................... 4,251 926,165
RenaissanceRe Holdings Ltd. .............................................. 3,746 1,020,410
Robinhood Markets, Inc. , Class A (a) ......................................... 18,659 436,994
Rocket Cos., Inc. , Class A (a) ............................................... 20,493 393,261
Ryan Specialty Holdings, Inc. .............................................. 11,673 774,970
S&P Global, Inc. ....................................................... 2,572 1,328,747
State Street Corp. ....................................................... 11,394 1,008,027
Synchrony Financial ..................................................... 14,363 716,426
T. Rowe Price Group, Inc. ................................................. 8,472 922,855
The Allstate Corp. ...................................................... 5,355 1,015,576
The Bank of New York Mellon Corp. ......................................... 17,759 1,276,162
The Charles Schwab Corp. ................................................ 12,087 783,358
The Goldman Sachs Group, Inc. ............................................ 1,871 926,351
The Hartford Financial Services Group, Inc. .................................... 9,603 1,129,409
The PNC Financial Services Group, Inc. ...................................... 4,674 863,989
The Progressive Corp. ................................................... 4,019 1,019,861
The Travelers Cos., Inc. .................................................. 4,311 1,009,291
Tradeweb Markets, Inc. , Class A ............................................ 8,397 1,038,457
U.S. Bancorp .......................................................... 17,235 788,157
Visa, Inc. , Class A ...................................................... 5,019 1,379,974
W.R. Berkley Corp. ..................................................... 16,196 918,799
Wells Fargo & Co. ...................................................... 14,454 816,506
81,407,981
Health Care (11.2%):
Abbott Laboratories ..................................................... 10,235 1,166,892
AbbVie, Inc. .......................................................... 5,505 1,087,127
Agilent Technologies, Inc. ................................................. 5,613 833,418
Align Technology, Inc. (a) ................................................. 2,265 576,035
Amgen, Inc. ........................................................... 2,461 792,959
Avantor, Inc. (a) ........................................................ 25,027 647,449
Becton Dickinson & Co. .................................................. 4,795 1,156,075
Biogen, Inc. (a) ......................................................... 3,836 743,570
BioMarin Pharmaceutical, Inc. (a) ........................................... 8,685 610,469
Bio-Techne Corp. ....................................................... 7,664 612,584
Boston Scientific Corp. (a) ................................................. 15,123 1,267,307
Cardinal Health, Inc. .................................................... 8,615 952,130
Cencora, Inc. .......................................................... 5,206 1,171,766
Centene Corp. (a) ....................................................... 10,406 783,364
CVS Health Corp. ...................................................... 11,473 721,422
Danaher Corp. ......................................................... 3,477 966,676
DaVita, Inc. (a) ......................................................... 5,031 824,732
Dexcom, Inc. (a) ........................................................ 4,984 334,127
Edwards Lifesciences Corp. (a) ............................................. 6,507 429,397

Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Elevance Health, Inc. .................................................... 1,958 $ 1,018,160
Eli Lilly & Co. ......................................................... 729 645,850
GE HealthCare Technologies, Inc. ........................................... 8,117 761,780
Gilead Sciences, Inc. .................................................... 10,502 880,488
HCA Healthcare, Inc. .................................................... 2,291 931,131
Hologic, Inc. (a) ........................................................ 16,442 1,339,365
Humana, Inc. .......................................................... 1,738 550,494
IDEXX Laboratories, Inc. (a) ............................................... 1,669 843,212
Incyte Corp. (a) ......................................................... 12,650 836,165
Insulet Corp. (a) ........................................................ 2,546 592,582
Intuitive Surgical, Inc. (a) ................................................. 1,588 780,137
IQVIA Holdings, Inc. (a) .................................................. 2,758 653,563
Johnson & Johnson ..................................................... 8,013 1,298,587
Labcorp Holdings, Inc. ................................................... 4,077 911,128
McKesson Corp. ....................................................... 1,751 865,729
Medtronic PLC ........................................................ 13,094 1,178,853
Merck & Co., Inc. ...................................................... 8,258 937,778
Mettler-Toledo International, Inc. (a) ......................................... 430 644,871
Molina Healthcare, Inc. (a) ................................................ 1,981 682,573
Neurocrine Biosciences, Inc. (a) ............................................. 4,701 541,649
Quest Diagnostics, Inc. ................................................... 6,574 1,020,614
Regeneron Pharmaceuticals, Inc. (a) .......................................... 1,036 1,089,085
ResMed, Inc. .......................................................... 2,136 521,440
Revvity, Inc. .......................................................... 5,773 737,501
Sarepta Therapeutics, Inc. (a) ............................................... 2,838 354,438
Solventum Corp. (a) ..................................................... 8,473 590,738
STERIS PLC .......................................................... 4,063 985,440
Stryker Corp. .......................................................... 3,058 1,104,733
Teleflex, Inc. .......................................................... 3,129 773,864
Tenet Healthcare Corp. (a) ................................................. 3,896 647,515
The Cigna Group ....................................................... 3,062 1,060,799
The Cooper Cos., Inc. (a) .................................................. 7,174 791,579
Thermo Fisher Scientific, Inc. .............................................. 1,672 1,034,249
United Therapeutics Corp. (a) .............................................. 1,982 710,250
UnitedHealth Group, Inc. ................................................. 1,472 860,649
Universal Health Services, Inc. , Class B ....................................... 3,435 786,649
Veeva Systems, Inc. , Class A (a) ............................................. 3,338 700,546
Waters Corp. (a) ........................................................ 2,048 737,055
West Pharmaceutical Services, Inc. .......................................... 1,835 550,794
Zimmer Biomet Holdings, Inc. ............................................. 9,722 1,049,490
Zoetis, Inc. ........................................................... 4,334 846,777
49,525,799
Industrials (18.9%):
3M Co. .............................................................. 4,236 579,061
A.O. Smith Corp. ....................................................... 10,722 963,157
Advanced Drainage Systems, Inc. ........................................... 3,658 574,891
AECOM ............................................................. 9,648 996,349
Allegion PLC ......................................................... 6,697 976,021
Amentum Holdings, Inc. (a) ................................................ 7,381 238,037
AMETEK, Inc. ........................................................ 5,878 1,009,311
Automatic Data Processing, Inc. ............................................ 5,223 1,445,361
Axon Enterprise, Inc. (a) .................................................. 1,621 647,752
Booz Allen Hamilton Holding Corp. ......................................... 4,951 805,825
Broadridge Financial Solutions, Inc. ......................................... 5,251 1,129,123
Builders FirstSource, Inc. (a) ............................................... 2,620 507,913
C.H. Robinson Worldwide, Inc. ............................................. 5,988 660,896
Carlisle Cos., Inc. ....................................................... 1,912 859,922
Carrier Global Corp. ..................................................... 9,942 800,232
Caterpillar, Inc. ........................................................ 2,357 921,870
Cintas Corp. .......................................................... 5,467 1,125,546
Clean Harbors, Inc. (a) ................................................... 3,535 854,445
Comfort Systems USA, Inc. ............................................... 1,375 536,731
Copart, Inc. (a) ......................................................... 21,106 1,105,954

Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
CSX Corp. ............................................................ 36,220 $ 1,250,677
Cummins, Inc. ......................................................... 2,794 904,669
Curtiss-Wright Corp. .................................................... 3,348 1,100,454
Deere & Co. .......................................................... 2,339 976,135
Delta Air Lines, Inc. ..................................................... 15,768 800,857
Dover Corp. ........................................................... 5,504 1,055,337
Eaton Corp. PLC ....................................................... 2,443 809,708
EMCOR Group, Inc. .................................................... 1,776 764,621
Emerson Electric Co. .................................................... 7,851 858,664
Equifax, Inc. .......................................................... 2,334 685,869
Expeditors International of Washington, Inc. .................................... 8,390 1,102,446
Fastenal Co. ........................................................... 14,575 1,040,946
FedEx Corp. .......................................................... 2,314 633,296
Fortive Corp. .......................................................... 12,934 1,020,881
GE Vernova, Inc. (a) ..................................................... 2,015 513,785
General Dynamics Corp. .................................................. 4,501 1,360,202
General Electric Co. ..................................................... 4,196 791,282
Graco, Inc. ........................................................... 13,496 1,181,035
HEICO Corp. .......................................................... 3,946 1,031,800
Honeywell International, Inc. .............................................. 6,552 1,354,364
Howmet Aerospace, Inc. .................................................. 6,363 637,891
Hubbell, Inc. .......................................................... 1,775 760,321
Huntington Ingalls Industries, Inc. ........................................... 3,334 881,443
IDEX Corp. ........................................................... 5,405 1,159,372
Illinois Tool Works, Inc. .................................................. 5,462 1,431,426
Ingersoll Rand, Inc. ..................................................... 8,844 868,127
ITT, Inc. ............................................................. 5,971 892,724
J.B. Hunt Transport Services, Inc. ........................................... 4,520 778,932
Jacobs Solutions, Inc. .................................................... 7,381 966,173
Johnson Controls International PLC .......................................... 11,286 875,906
L3Harris Technologies, Inc. ............................................... 5,079 1,208,142
Leidos Holdings, Inc. .................................................... 7,439 1,212,557
Lennox International, Inc. ................................................. 1,272 768,657
Lockheed Martin Corp. ................................................... 2,524 1,475,429
Masco Corp. .......................................................... 10,108 848,466
Nordson Corp. ......................................................... 3,647 957,812
Norfolk Southern Corp. .................................................. 3,137 779,544
Northrop Grumman Corp. ................................................. 2,164 1,142,743
Old Dominion Freight Line, Inc. ............................................ 3,478 690,870
Otis Worldwide Corp. .................................................... 12,664 1,316,296
Owens Corning ........................................................ 4,153 733,088
PACCAR, Inc. ......................................................... 8,893 877,561
Parker-Hannifin Corp. ................................................... 1,318 832,739
Paychex, Inc. .......................................................... 8,475 1,137,260
Quanta Services, Inc. .................................................... 2,344 698,864
Republic Services, Inc. ................................................... 7,224 1,450,868
Rockwell Automation, Inc. ................................................ 2,274 610,478
Rollins, Inc. ........................................................... 20,106 1,016,961
RTX Corp. ............................................................ 9,728 1,178,644
Snap-on, Inc. .......................................................... 3,286 951,987
Southwest Airlines Co. ................................................... 18,559 549,903
SS&C Technologies Holdings, Inc. .......................................... 15,532 1,152,630
Tetra Tech, Inc. ........................................................ 18,172 856,992
Textron, Inc. .......................................................... 10,232 906,351
Trane Technologies PLC .................................................. 2,505 973,769
TransDigm Group, Inc. ................................................... 716 1,021,825
Uber Technologies, Inc. (a) ................................................ 7,531 566,030
U-Haul Holding Co. ..................................................... 10,620 764,640
Union Pacific Corp. ..................................................... 4,749 1,170,534
United Airlines Holdings, Inc. (a) ............................................ 10,930 623,666
United Parcel Service, Inc. , Class B .......................................... 5,860 798,952
United Rentals, Inc. ..................................................... 758 613,775
Veralto Corp. .......................................................... 8,798 984,144
Verisk Analytics, Inc. .................................................... 3,816 1,022,535

Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Vertiv Holdings Co. , Class A ............................................... 4,593 $ 456,958
W.W. Grainger, Inc. ..................................................... 1,040 1,080,362
Waste Management, Inc. .................................................. 5,524 1,146,782
Watsco, Inc. ........................................................... 1,611 792,419
Westinghouse Air Brake Technologies Corp. .................................... 6,007 1,091,892
XPO, Inc. (a) .......................................................... 4,399 472,936
Xylem, Inc. ........................................................... 7,629 1,030,144
83,193,945
Information Technology (11.6%):
Accenture PLC , Class A .................................................. 2,616 924,704
Adobe, Inc. (a) ......................................................... 1,030 533,313
Advanced Micro Devices, Inc. (a) ............................................ 2,915 478,293
Akamai Technologies, Inc. (a) .............................................. 7,638 771,056
Amphenol Corp. , Class A ................................................. 12,727 829,291
Analog Devices, Inc. .................................................... 2,809 646,548
Apple, Inc. ........................................................... 3,917 912,661
Applied Materials, Inc. ................................................... 2,584 522,097
AppLovin Corp. , Class A (a) ............................................... 3,743 488,649
Arista Networks, Inc. (a) .................................................. 1,478 567,286
Autodesk, Inc. (a) ....................................................... 2,982 821,481
Bentley Systems, Inc. , Class B ............................................. 13,397 680,702
Broadcom, Inc. ........................................................ 2,822 486,795
Cadence Design Systems, Inc. (a) ............................................ 2,467 668,631
CDW Corp. ........................................................... 3,851 871,481
Cisco Systems, Inc. ..................................................... 22,628 1,204,262
Cognizant Technology Solutions Corp. , Class A ................................. 13,519 1,043,396
Corning, Inc. .......................................................... 18,015 813,377
Corpay, Inc. (a) ......................................................... 2,558 800,040
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 1,581 443,423
Datadog, Inc. , Class A (a) ................................................. 4,949 569,432
Dell Technologies, Inc. , Class C ............................................ 2,849 337,720
DocuSign, Inc. (a) ....................................................... 9,721 603,577
Dynatrace, Inc. (a) ...................................................... 13,223 707,034
Enphase Energy, Inc. (a) .................................................. 2,781 314,309
Entegris, Inc. .......................................................... 4,459 501,771
EPAM Systems, Inc. (a) ................................................... 2,315 460,754
F5, Inc. (a) ............................................................ 4,029 887,186
Fair Isaac Corp. (a) ...................................................... 390 757,973
First Solar, Inc. (a) ...................................................... 1,798 448,493
Fortinet, Inc. (a) ........................................................ 6,658 516,328
Gartner, Inc. (a) ........................................................ 1,794 909,127
Gen Digital, Inc. ....................................................... 25,456 698,258
GoDaddy, Inc. , Class A (a) ................................................. 5,931 929,862
Hewlett Packard Enterprise Co. ............................................. 30,920 632,623
HP, Inc. .............................................................. 18,482 662,949
Intel Corp. ............................................................ 18,306 429,459
International Business Machines Corp. ........................................ 4,535 1,002,598
Intuit, Inc. ............................................................ 1,217 755,757
Jabil, Inc. ............................................................ 4,737 567,635
Keysight Technologies, Inc. (a) ............................................. 4,311 685,147
KLA Corp. ........................................................... 624 483,232
Lam Research Corp. ..................................................... 616 502,705
Manhattan Associates, Inc. (a) .............................................. 2,515 707,671
Microchip Technology, Inc. ................................................ 7,039 565,161
Microsoft Corp. ........................................................ 2,638 1,135,131
Monolithic Power Systems, Inc. ............................................ 453 418,799
Motorola Solutions, Inc. .................................................. 2,861 1,286,391
NetApp, Inc. .......................................................... 5,450 673,130
NVIDIA Corp. ......................................................... 3,222 391,280
NXP Semiconductors NV ................................................. 2,330 559,223
ON Semiconductor Corp. (a) ............................................... 5,642 409,666
Oracle Corp. .......................................................... 4,890 833,256
Palantir Technologies, Inc. , Class A (a) ........................................ 10,995 409,014

Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Palo Alto Networks, Inc. (a) ................................................ 1,225 $ 418,705
PTC, Inc. (a) ........................................................... 5,739 1,036,808
Pure Storage, Inc. , Class A (a) .............................................. 7,919 397,851
QUALCOMM, Inc. ..................................................... 3,070 522,054
Roper Technologies, Inc. .................................................. 2,098 1,167,411
Salesforce, Inc. ........................................................ 2,312 632,818
Seagate Technology Holdings PLC .......................................... 6,766 741,080
ServiceNow, Inc. (a) ..................................................... 690 617,129
Skyworks Solutions, Inc. ................................................. 5,192 512,814
Super Micro Computer, Inc. (a) ............................................. 448 186,547
Synopsys, Inc. (a) ....................................................... 1,184 599,566
TE Connectivity PLC (a) .................................................. 6,622 999,856
Teledyne Technologies, Inc. (a) ............................................. 2,150 940,969
Teradyne, Inc. ......................................................... 3,464 463,934
Texas Instruments, Inc. ................................................... 3,762 777,116
Trimble, Inc. (a) ........................................................ 15,081 936,379
Tyler Technologies, Inc. (a) ................................................ 1,479 863,322
VeriSign, Inc. (a) ........................................................ 6,366 1,209,285
Workday, Inc. , Class A (a) ................................................. 2,453 599,538
Zebra Technologies Corp. (a) ............................................... 1,740 644,357
Zoom Video Communications, Inc. , Class A (a) .................................. 9,742 679,407
51,207,083
Materials (5.0%):
Air Products and Chemicals, Inc. ............................................ 2,583 769,062
Avery Dennison Corp. ................................................... 5,688 1,255,683
Celanese Corp. ......................................................... 6,276 853,285
CF Industries Holdings, Inc. ............................................... 9,393 805,919
Corteva, Inc. .......................................................... 11,718 688,901
Dow, Inc. ............................................................ 20,655 1,128,383
DuPont de Nemours, Inc. ................................................. 9,200 819,812
Eastman Chemical Co. ................................................... 9,311 1,042,366
Ecolab, Inc. ........................................................... 4,155 1,060,896
Freeport-McMoRan, Inc. ................................................. 13,614 679,611
International Paper Co. ................................................... 14,466 706,664
Linde PLC ............................................................ 2,968 1,415,321
LyondellBasell Industries NV , Class A ........................................ 11,644 1,116,660
Martin Marietta Materials, Inc. ............................................. 1,727 929,558
Nucor Corp. ........................................................... 5,240 787,782
Packaging Corp. of America ............................................... 5,400 1,163,160
PPG Industries, Inc. ..................................................... 9,328 1,235,587
Reliance, Inc. .......................................................... 2,782 804,582
RPM International, Inc. .................................................. 8,442 1,021,482
Steel Dynamics, Inc. ..................................................... 6,340 799,347
The Sherwin-Williams Co. ................................................ 2,717 1,036,997
Vulcan Materials Co. .................................................... 3,767 943,370
Westlake Corp. ........................................................ 5,191 780,155
21,844,583
Real Estate (0.5%):
CBRE Group, Inc. , Class A (a) .............................................. 6,517 811,236
CoStar Group, Inc. (a) .................................................... 9,795 738,935
Jones Lang LaSalle, Inc. (a) ................................................ 2,597 700,696
2,250,867
Utilities (7.3%):
Alliant Energy Corp. .................................................... 19,993 1,213,375
Ameren Corp. ......................................................... 12,520 1,094,999
American Electric Power Co., Inc. ........................................... 10,916 1,119,982
American Water Works Co., Inc. ............................................ 7,235 1,058,046
Atmos Energy Corp. ..................................................... 10,673 1,480,452
CenterPoint Energy, Inc. .................................................. 36,696 1,079,596
CMS Energy Corp. ...................................................... 17,986 1,270,351
Consolidated Edison, Inc. ................................................. 12,164 1,266,637

Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Constellation Energy Corp. ................................................ 2,308 $ 600,126
Dominion Energy, Inc. ................................................... 16,065 928,396
DTE Energy Co. ....................................................... 8,871 1,139,125
Duke Energy Corp. ...................................................... 11,767 1,356,735
Edison International ..................................................... 12,946 1,127,467
Entergy Corp. ......................................................... 9,563 1,258,587
Evergy, Inc. ........................................................... 20,141 1,248,943
Exelon Corp. .......................................................... 25,059 1,016,143
FirstEnergy Corp. ....................................................... 28,886 1,281,094
NextEra Energy, Inc. .................................................... 9,909 837,608
NiSource, Inc. ......................................................... 38,606 1,337,698
NRG Energy, Inc. ....................................................... 7,411 675,142
PG&E Corp. .......................................................... 57,161 1,130,073
PPL Corp. ............................................................ 40,957 1,354,858
Public Service Enterprise Group, Inc. ......................................... 15,238 1,359,382
Sempra .............................................................. 14,397 1,204,021
The AES Corp. ........................................................ 33,967 681,378
The Southern Co. ....................................................... 14,135 1,274,694
Vistra Corp. ........................................................... 4,914 582,506
WEC Energy Group, Inc. ................................................. 11,853 1,140,022
Xcel Energy, Inc. ....................................................... 14,741 962,587
32,080,023
Total Common Stocks (Cost $378,774,464) 438,081,876
Investment Companies (0.3%)
Federated Hermes Treasury Obligations Fund, Institutional Shares , 4 .80% (b) ............ 1,106,430 1,106,430
Total Investment Companies (Cost $1,106,430) 1,106,430
Total Investments (Cost $379,880,894) — 99.8% 439,188,306
Other assets in excess of liabilities — 0.2% 851,365
NET ASSETS - 100.00% $ 440,039,671
(a) Non-income producing security.
(b) Rate disclosed is the daily yield on September 30, 2024.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 6 12/20/24 $ 1,716,578 $ 1,744,275 $ 27,697
Total unrealized appreciation $ 27,697
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 27,697

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios II
VictoryShares US EQ Income Enhanced Volatility Wtd ETF

(Unaudited)
Security Description Shares Value
Common Stocks (99.4%)
Communication Services (5.5%):
AT&T, Inc. ........................................................... 469,070 $ 10,319,540
Comcast Corp. , Class A .................................................. 215,228 8,990,073
Omnicom Group, Inc. .................................................... 88,110 9,109,693
The Interpublic Group of Cos., Inc. .......................................... 269,925 8,537,728
Verizon Communications, Inc. .............................................. 209,377 9,403,121
46,360,155
Consumer Discretionary (3.1%):
Best Buy Co., Inc. ...................................................... 51,497 5,319,640
Darden Restaurants, Inc. .................................................. 54,714 8,980,209
Ford Motor Co. ........................................................ 422,675 4,463,448
Genuine Parts Co. ...................................................... 54,589 7,624,991
26,388,288
Consumer Staples (17.9%):
Altria Group, Inc. ....................................................... 184,474 9,415,553
Archer-Daniels-Midland Co. ............................................... 81,012 4,839,657
Bunge Global SA ....................................................... 73,870 7,138,797
Campbell Soup Co. ..................................................... 175,857 8,602,924
Conagra Brands, Inc. .................................................... 273,221 8,885,147
Dollar General Corp. .................................................... 44,193 3,737,402
General Mills, Inc. ...................................................... 127,506 9,416,318
Hormel Foods Corp. ..................................................... 200,274 6,348,686
Kenvue, Inc. .......................................................... 296,044 6,847,498
Kimberly-Clark Corp. .................................................... 66,766 9,499,467
Molson Coors Beverage Co. , Class B ......................................... 147,223 8,468,267
PepsiCo, Inc. .......................................................... 62,579 10,641,559
Philip Morris International, Inc. ............................................. 90,578 10,996,169
Target Corp. .......................................................... 37,311 5,815,292
The Clorox Co. ........................................................ 52,963 8,628,202
The Estee Lauder Cos., Inc. ............................................... 51,350 5,119,082
The Hershey Co. ....................................................... 44,422 8,519,251
The J.M. Smucker Co. ................................................... 71,068 8,606,335
The Kraft Heinz Co. ..................................................... 253,048 8,884,515
150,410,121
Electric Utilities (13.6%):
Alliant Energy Corp. .................................................... 172,935 10,495,425
American Electric Power Co., Inc. ........................................... 94,427 9,688,210
Duke Energy Corp. ...................................................... 101,776 11,734,773
Edison International ..................................................... 111,979 9,752,251
Entergy Corp. ......................................................... 82,724 10,887,305
Evergy, Inc. ........................................................... 174,214 10,803,010
Exelon Corp. .......................................................... 216,758 8,789,537
FirstEnergy Corp. ....................................................... 249,861 11,081,335
PPL Corp. ............................................................ 354,271 11,719,285
The Southern Co. ....................................................... 122,265 11,025,858
Xcel Energy, Inc. ....................................................... 127,506 8,326,142
114,303,131
Energy (11.8%):
Chevron Corp. ......................................................... 65,419 9,634,256
Coterra Energy, Inc. ..................................................... 336,474 8,058,552
Devon Energy Corp. ..................................................... 175,089 6,849,482
Diamondback Energy, Inc. ................................................ 37,393 6,446,553
EOG Resources, Inc. .................................................... 66,544 8,180,254
Exxon Mobil Corp. ..................................................... 83,116 9,742,857
Kinder Morgan, Inc. ..................................................... 514,598 11,367,470
ONEOK, Inc. .......................................................... 109,166 9,948,298
Ovintiv, Inc. .......................................................... 155,290 5,949,160
Phillips 66 Co. ......................................................... 52,539 6,906,251
The Williams Cos., Inc. .................................................. 222,978 10,178,946

Victory Portfolios II
VictoryShares US EQ Income Enhanced Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Valero Energy Corp. ..................................................... 43,261 $ 5,841,533
99,103,612
Financials (18.6%):
Ally Financial, Inc. ...................................................... 131,643 4,685,174
Blue Owl Capital, Inc. ................................................... 338,226 6,548,055
Citigroup, Inc. ......................................................... 118,110 7,393,686
Citizens Financial Group, Inc. .............................................. 139,178 5,716,040
CME Group, Inc. ....................................................... 48,657 10,736,167
Corebridge Financial, Inc. ................................................. 213,267 6,218,866
Fidelity National Financial, Inc. ............................................ 127,432 7,908,430
Fifth Third Bancorp ..................................................... 159,673 6,840,391
Huntington Bancshares, Inc. ............................................... 459,947 6,761,221
KeyCorp ............................................................. 321,434 5,384,020
M&T Bank Corp. ....................................................... 40,081 7,139,228
MetLife, Inc. .......................................................... 121,526 10,023,465
Morgan Stanley ........................................................ 75,576 7,878,042
Northern Trust Corp. .................................................... 86,035 7,745,731
Principal Financial Group, Inc. ............................................. 116,122 9,974,880
Prudential Financial, Inc. ................................................. 67,506 8,174,977
Regions Financial Corp. .................................................. 289,761 6,760,124
State Street Corp. ....................................................... 98,556 8,719,249
T. Rowe Price Group, Inc. ................................................. 73,282 7,982,608
The PNC Financial Services Group, Inc. ...................................... 40,428 7,473,116
U.S. Bancorp .......................................................... 149,081 6,817,474
156,880,944
Health Care (6.1%):
AbbVie, Inc. .......................................................... 47,622 9,404,393
Amgen, Inc. ........................................................... 21,288 6,859,206
CVS Health Corp. ...................................................... 99,238 6,240,085
Gilead Sciences, Inc. .................................................... 90,834 7,615,523
Johnson & Johnson ..................................................... 69,310 11,232,379
Medtronic PLC ........................................................ 113,264 10,197,158
51,548,744
Independent Power and Renewable Electricity Producers (0.7%):
The AES Corp. ........................................................ 293,810 5,893,829
Industrials (2.6%):
3M Co. .............................................................. 36,645 5,009,371
Paychex, Inc. .......................................................... 73,308 9,837,201
United Parcel Service, Inc. , Class B .......................................... 50,693 6,911,484
21,758,056
Information Technology (4.6%):
Cisco Systems, Inc. ..................................................... 195,735 10,417,017
Corning, Inc. .......................................................... 155,823 7,035,408
HP, Inc. .............................................................. 159,870 5,734,537
International Business Machines Corp. ........................................ 39,225 8,671,863
Seagate Technology Holdings PLC .......................................... 58,526 6,410,353
38,269,178
Materials (4.1%):
Dow, Inc. ............................................................ 178,664 9,760,414
Eastman Chemical Co. ................................................... 80,543 9,016,789
International Paper Co. ................................................... 125,130 6,112,601
LyondellBasell Industries NV , Class A ........................................ 100,715 9,658,568
34,548,372
Multi-Utilities (10.8%):
Ameren Corp. ......................................................... 108,290 9,471,043
CenterPoint Energy, Inc. .................................................. 317,407 9,338,114
CMS Energy Corp. ...................................................... 155,579 10,988,545
Consolidated Edison, Inc. ................................................. 105,225 10,957,079

Victory Portfolios II
VictoryShares US EQ Income Enhanced Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Dominion Energy, Inc. ................................................... 138,954 $ 8,030,151
DTE Energy Co. ....................................................... 76,731 9,853,028
NiSource, Inc. ......................................................... 333,934 11,570,813
Sempra .............................................................. 124,533 10,414,695
WEC Energy Group, Inc. ................................................. 102,526 9,860,951
90,484,419
Total Common Stocks (Cost $760,694,584) 835,948,849
Investment Companies (0.3%)
Federated Hermes Treasury Obligations Fund, Institutional Shares , 4 .80% (a) ............ 2,943,833 2,943,833
Total Investment Companies (Cost $2,943,833) 2,943,833
Total Investments (Cost $763,638,417) — 99.7% 838,892,682
Other assets in excess of liabilities — 0.3% 2,339,421
NET ASSETS - 100.00% $ 841,232,103
(a) Rate disclosed is the daily yield on September 30, 2024.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 14 12/20/24 $ 4,014,492 $ 4,069,975 $ 55,483
Total unrealized appreciation $ 55,483
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 55,483

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios II
VictoryShares US Discovery Enhanced Volatility Wtd ETF

(Unaudited)
Security Description Shares Value
Common Stocks (99.6%)
Communication Services (2.6%):
Cable One, Inc. ........................................................ 172 $ 60,164
Cinemark Holdings, Inc. (a) ................................................ 2,877 80,096
Cogent Communications Holdings, Inc. ....................................... 1,097 83,284
Integral Ad Science Holding Corp. (a) ......................................... 3,444 37,230
Iridium Communications, Inc. .............................................. 2,789 84,925
Madison Square Garden Entertainment Corp. (a) ................................. 2,475 105,262
Madison Square Garden Sports Corp. (a) ....................................... 657 136,827
TEGNA, Inc. .......................................................... 6,643 104,826
TripAdvisor, Inc. (a) ..................................................... 3,359 48,672
United States Cellular Corp. (a) ............................................. 803 43,884
Warner Music Group Corp. , Class A ......................................... 3,198 100,097
Yelp, Inc. (a) ........................................................... 2,575 90,331
Ziff Davis, Inc. (a) ....................................................... 1,551 75,472
1,051,070
Consumer Discretionary (14.1%):
Abercrombie & Fitch Co. (a) ............................................... 305 42,670
Academy Sports & Outdoors, Inc. ........................................... 1,323 77,210
Acushnet Holdings Corp. ................................................. 1,402 89,378
Adient PLC (a) ......................................................... 3,208 72,405
Adtalem Global Education, Inc. (a) ........................................... 851 64,233
Advance Auto Parts, Inc. ................................................. 1,301 50,726
American Eagle Outfitters, Inc. ............................................. 3,491 78,163
Arhaus, Inc. ........................................................... 3,868 47,615
Asbury Automotive Group, Inc. (a) ........................................... 302 72,054
Atmus Filtration Technologies, Inc. .......................................... 2,299 86,281
Boot Barn Holdings, Inc. (a) ............................................... 451 75,443
Bowlero Corp. , Class A (b) ................................................ 4,632 54,380
Brinker International, Inc. (a) ............................................... 895 68,494
Brunswick Corp. ....................................................... 976 81,808
Carter's, Inc. .......................................................... 1,538 99,939
Carvana Co. (a) ......................................................... 197 34,300
Cava Group, Inc. (a) ..................................................... 411 50,902
Cavco Industries, Inc. (a) .................................................. 176 75,370
Century Communities, Inc. ................................................ 664 68,379
Champion Homes, Inc. (a) ................................................. 653 61,937
Chewy, Inc. , Class A (a) .................................................. 1,415 41,445
Columbia Sportswear Co. ................................................. 1,408 117,132
Dillard's, Inc. , Class A (b) ................................................. 193 74,052
Dorman Products, Inc. (a) ................................................. 716 80,994
Dream Finders Homes, Inc. , Class A (a) ....................................... 1,309 47,399
Dutch Bros, Inc. , Class A (a) ............................................... 1,741 55,764
Fox Factory Holding Corp. (a) .............................................. 1,113 46,190
Frontdoor, Inc. (a) ....................................................... 1,744 83,695
GameStop Corp. , Class A (a) ............................................... 657 15,065
Garrett Motion, Inc. (a) ................................................... 8,607 70,405
Graham Holdings Co. , Class B ............................................. 124 101,893
Grand Canyon Education, Inc. (a) ............................................ 840 119,154
Green Brick Partners, Inc. (a) ............................................... 947 79,093
Group 1 Automotive, Inc. ................................................. 221 84,652
Harley-Davidson, Inc. ................................................... 1,819 70,086
Hilton Grand Vacations, Inc. (a) ............................................. 2,030 73,730
Installed Building Products, Inc. ............................................ 258 63,538
KB Home ............................................................ 869 74,465
Kohl's Corp. .......................................................... 2,518 53,130
Kontoor Brands, Inc. .................................................... 1,102 90,122
Laureate Education, Inc. .................................................. 6,384 106,038
La-Z-Boy, Inc. ......................................................... 1,770 75,986
LCI Industries ......................................................... 564 67,985
Levi Strauss & Co. , Class A ............................................... 3,528 76,910
LGI Homes, Inc. (a) ..................................................... 513 60,801
Life Time Group Holdings, Inc. (a) ........................................... 2,678 65,397

Victory Portfolios II
VictoryShares US Discovery Enhanced Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
M/I Homes, Inc. (a) ...................................................... 401 $ 68,715
Macy's, Inc. ........................................................... 3,721 58,382
Marriott Vacations Worldwide Corp. ......................................... 900 66,132
Mister Car Wash, Inc. (a) .................................................. 9,910 64,514
Modine Manufacturing Co. (a) .............................................. 380 50,460
Nordstrom, Inc. ........................................................ 2,585 58,137
Ollie's Bargain Outlet Holdings, Inc. (a) ....................................... 770 74,844
OneSpaWorld Holdings Ltd. ............................................... 5,205 85,935
Patrick Industries, Inc. ................................................... 659 93,822
Phinia, Inc. ........................................................... 1,571 72,313
Polaris, Inc. ........................................................... 931 77,496
Red Rock Resorts, Inc. , Class A ............................................. 1,322 71,970
RH (a) ............................................................... 166 55,515
Shake Shack, Inc. , Class A (a) .............................................. 507 52,327
Signet Jewelers Ltd. ..................................................... 748 77,149
Sonic Automotive, Inc. , Class A ............................................ 1,087 63,568
Steven Madden Ltd. ..................................................... 2,321 113,706
Strategic Education, Inc. .................................................. 710 65,711
Stride, Inc. (a) .......................................................... 1,130 96,400
The Buckle, Inc. ........................................................ 1,868 82,136
The Cheesecake Factory, Inc. .............................................. 1,982 80,370
The Wendy's Co. ....................................................... 6,601 115,650
Topgolf Callaway Brands Corp. (a) ........................................... 5,977 65,627
Travel + Leisure Co. ..................................................... 1,867 86,031
Tri Pointe Homes, Inc. (a) ................................................. 1,802 81,649
United Parks & Resorts, Inc. (a) ............................................. 1,545 78,177
Upbound Group, Inc. .................................................... 2,438 77,992
Urban Outfitters, Inc. (a) .................................................. 1,845 70,682
Valvoline, Inc. (a) ....................................................... 2,297 96,129
Victoria's Secret & Co. (a) ................................................. 1,639 42,122
Visteon Corp. (a) ........................................................ 845 80,478
Winnebago Industries, Inc. ................................................ 1,299 75,485
Worthington Enterprises, Inc. .............................................. 1,755 72,745
YETI Holdings, Inc. (a) ................................................... 1,395 57,237
5,776,414
Consumer Staples (5.1%):
Cal-Maine Foods, Inc. ................................................... 1,380 103,279
Central Garden & Pet Co. , Class A (a) ........................................ 2,560 80,384
Edgewell Personal Care Co. ............................................... 2,881 104,696
Energizer Holdings, Inc. .................................................. 3,381 107,381
Flowers Foods, Inc. ..................................................... 5,946 137,174
Freshpet, Inc. (a) ........................................................ 520 71,120
Grocery Outlet Holding Corp. (a) ............................................ 3,447 60,495
Inter Parfums, Inc. ...................................................... 599 77,559
J & J Snack Foods Corp. .................................................. 526 90,535
Lancaster Colony Corp. .................................................. 564 99,585
MGP Ingredients, Inc. (b) ................................................. 813 67,682
National Beverage Corp. .................................................. 1,794 84,210
PriceSmart, Inc. ........................................................ 1,247 114,450
Seaboard Corp. ........................................................ 37 116,069
Spectrum Brands Holdings, Inc. ............................................ 935 88,956
Sprouts Farmers Market, Inc. (a) ............................................ 749 82,697
The Andersons, Inc. ..................................................... 1,671 83,784
The Boston Beer Co., Inc. , Class A (a) ........................................ 239 69,104
The Chefs' Warehouse, Inc. (a) .............................................. 1,810 76,038
The Simply Good Foods Co. (a) ............................................. 3,055 106,222
Utz Brands, Inc. ........................................................ 4,948 87,580
WD-40 Co. ........................................................... 325 83,811
Weis Markets, Inc. ...................................................... 1,561 107,600
2,100,411
Energy (5.6%):
Archrock, Inc. ......................................................... 3,950 79,948

Victory Portfolios II
VictoryShares US Discovery Enhanced Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Atlas Energy Solutions, Inc. ............................................... 3,280 $ 71,504
Cactus, Inc. , Class A ..................................................... 1,247 74,409
California Resources Corp. ................................................ 1,279 67,109
CNX Resources Corp. (a) ................................................. 3,702 120,574
CONSOL Energy, Inc. ................................................... 640 66,976
Crescent Energy Co. , Class A .............................................. 5,553 60,805
CVR Energy, Inc. ....................................................... 2,995 68,975
Dorian LPG Ltd. ....................................................... 1,703 58,617
DT Midstream, Inc. ..................................................... 1,990 156,533
Excelerate Energy, Inc. , Class A ............................................ 3,643 80,182
Gulfport Energy Corp. (a) ................................................. 660 99,891
Helmerich & Payne, Inc. .................................................. 2,238 68,080
International Seaways, Inc. ................................................ 1,747 90,075
Kinetik Holdings, Inc. ................................................... 2,305 104,324
Kodiak Gas Services, Inc. ................................................. 2,871 83,259
Kosmos Energy Ltd. (a) ................................................... 12,811 51,628
Liberty Energy, Inc. ..................................................... 3,410 65,097
Magnolia Oil & Gas Corp. , Class A .......................................... 3,974 97,045
Northern Oil & Gas, Inc. .................................................. 2,182 77,265
Oceaneering International, Inc. (a) ........................................... 2,442 60,733
Patterson-UTI Energy, Inc. ................................................ 7,273 55,638
Peabody Energy Corp. ................................................... 3,438 91,245
SM Energy Co. ........................................................ 1,583 63,273
Talos Energy, Inc. (a) ..................................................... 5,536 57,298
Tidewater, Inc. (a) ....................................................... 614 44,079
Valaris Ltd. (a) ......................................................... 1,129 62,942
Viper Energy, Inc. ...................................................... 2,002 90,310
World Kinect Corp. ..................................................... 3,400 105,094
2,272,908
Financials (23.9%):
Affiliated Managers Group, Inc. ............................................ 650 115,570
Ameris Bancorp ........................................................ 1,389 86,660
Artisan Partners Asset Management, Inc. , Class A ................................ 2,125 92,055
Associated Banc-Corp. ................................................... 4,023 86,655
Assured Guaranty Ltd. ................................................... 1,338 106,398
Atlantic Union Bankshares Corp. ............................................ 2,146 80,840
Axis Capital Holdings Ltd. ................................................ 1,563 124,430
Axos Financial, Inc. (a) ................................................... 1,020 64,138
BancFirst Corp. ........................................................ 829 87,252
Bank of Hawaii Corp. .................................................... 1,271 79,781
Bank OZK ............................................................ 1,618 69,558
BankUnited, Inc. ....................................................... 1,811 65,993
Banner Corp. .......................................................... 1,444 86,005
BGC Group, Inc. , Class A ................................................. 7,419 68,106
BOK Financial Corp. .................................................... 954 99,807
Bread Financial Holdings, Inc. ............................................. 1,042 49,578
Cadence Bank ......................................................... 2,476 78,861
Cathay General Bancorp .................................................. 1,953 83,881
City Holding Co. ....................................................... 924 108,468
CNO Financial Group, Inc. ................................................ 3,003 105,405
Cohen & Steers, Inc. .................................................... 854 81,941
Columbia Banking System, Inc. ............................................ 2,349 61,332
Community Financial System, Inc. .......................................... 1,360 78,975
CVB Financial Corp. .................................................... 4,290 76,448
Donnelley Financial Solutions, Inc. (a) ........................................ 1,458 95,980
Eastern Bankshares, Inc. .................................................. 4,621 75,738
Enova International, Inc. (a) ................................................ 989 82,868
Enterprise Financial Services Corp. .......................................... 1,524 78,120
Euronet Worldwide, Inc. (a) ................................................ 966 95,856
EVERTEC, Inc. ........................................................ 2,602 88,182
FB Financial Corp. ...................................................... 1,676 78,655
Federal Agricultural Mortgage Corp. , Class C ................................... 419 78,525
Federated Hermes, Inc. ................................................... 3,837 141,086

Victory Portfolios II
VictoryShares US Discovery Enhanced Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
First Bancorp .......................................................... 1,685 $ 70,079
First Bancorp .......................................................... 4,817 101,976
First Commonwealth Financial Corp. ......................................... 5,197 89,129
First Financial Bancorp ................................................... 3,531 89,087
First Financial Bankshares, Inc. ............................................. 2,216 82,014
First Hawaiian, Inc. ..................................................... 4,256 98,526
First Interstate BancSystem, Inc. , Class A ...................................... 2,462 75,534
First Merchants Corp. .................................................... 2,229 82,919
FirstCash Holdings, Inc. .................................................. 802 92,070
FNB Corp. ............................................................ 6,854 96,710
Fulton Financial Corp. ................................................... 4,506 81,694
Genworth Financial, Inc. (a) ................................................ 15,415 105,593
Glacier Bancorp, Inc. .................................................... 1,473 67,316
Goosehead Insurance, Inc. , Class A (a) ........................................ 544 48,579
Hamilton Lane, Inc. , Class A ............................................... 578 97,329
Hancock Whitney Corp. .................................................. 1,596 81,667
Hilltop Holdings, Inc. .................................................... 2,993 96,255
Home Bancshares, Inc. ................................................... 3,650 98,879
Independent Bank Corp. .................................................. 1,196 70,719
International Bancshares Corp. ............................................. 1,499 89,625
Jackson Financial, Inc. , Class A ............................................. 793 72,345
Kemper Corp. ......................................................... 1,419 86,914
Lakeland Financial Corp. ................................................. 1,154 75,148
Lazard, Inc. ........................................................... 1,623 81,767
Lincoln National Corp. ................................................... 2,404 75,750
Live Oak Bancshares, Inc. ................................................ 1,365 64,660
Merchants Bancorp ..................................................... 1,410 63,394
Mercury General Corp. ................................................... 1,308 82,378
MGIC Investment Corp. .................................................. 4,593 117,581
Moelis & Co. , Class A ................................................... 1,208 82,760
Mr. Cooper Group, Inc. (a) ................................................. 1,079 99,462
National Bank Holdings Corp. , Class A ....................................... 2,117 89,126
Navient Corp. ......................................................... 5,628 87,741
NBT Bancorp, Inc. ...................................................... 1,700 75,191
Nelnet, Inc. , Class A ..................................................... 941 106,596
NMI Holdings, Inc. (a) ................................................... 2,899 119,410
Northwest Bancshares, Inc. ................................................ 7,273 97,313
OFG Bancorp ......................................................... 2,181 97,971
Old National Bancorp .................................................... 4,763 88,878
Palomar Holdings, Inc. (a) ................................................. 671 63,524
Park National Corp. ..................................................... 485 81,470
Pathward Financial, Inc. .................................................. 1,541 101,721
Paymentus Holdings, Inc. , Class A (a) ........................................ 2,172 43,483
Payoneer Global, Inc. (a) .................................................. 7,071 53,245
PennyMac Financial Services, Inc. .......................................... 780 88,897
Piper Sandler Cos. ...................................................... 337 95,644
PJT Partners, Inc. , Class A ................................................ 833 111,072
PROG Holdings, Inc. .................................................... 1,276 61,873
Provident Financial Services, Inc. ........................................... 3,838 71,233
Radian Group, Inc. ...................................................... 2,930 101,642
Renasant Corp. ........................................................ 2,480 80,600
Rocket Cos., Inc. , Class A (a) ............................................... 2,556 49,050
Ryan Specialty Holdings, Inc. .............................................. 1,456 96,664
S&T Bancorp, Inc. ...................................................... 1,900 79,743
Seacoast Banking Corp. of Florida ........................................... 2,946 78,511
ServisFirst Bancshares, Inc. ............................................... 790 63,555
Shift4 Payments, Inc. , Class A (a) ............................................ 690 61,134
Simmons First National Corp. , Class A ....................................... 3,709 79,892
SiriusPoint Ltd. (a) ...................................................... 6,644 95,275
SLM Corp. ........................................................... 4,557 104,219
StepStone Group, Inc. , Class A ............................................. 1,353 76,891
Stewart Information Services Corp. .......................................... 1,371 102,469
Stock Yards Bancorp, Inc. ................................................. 1,202 74,512
StoneX Group, Inc. (a) ................................................... 1,209 98,993

Victory Portfolios II
VictoryShares US Discovery Enhanced Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Synovus Financial Corp. .................................................. 1,714 $ 76,222
Texas Capital Bancshares, Inc. (a) ........................................... 1,230 87,896
The Bancorp, Inc. (a) ..................................................... 1,260 67,410
The Hanover Insurance Group, Inc. .......................................... 893 132,262
The Western Union Co. ................................................... 9,371 111,796
Towne Bank .......................................................... 2,779 91,874
Triumph Financial, Inc. (a) ................................................. 820 65,223
UMB Financial Corp. .................................................... 841 88,398
United Bankshares, Inc. .................................................. 2,353 87,296
United Community Banks, Inc. ............................................. 2,841 82,616
Valley National Bancorp .................................................. 6,757 61,218
Victory Capital Holdings, Inc. , Class A (c) ..................................... 1,612 89,305
Virtu Financial, Inc. , Class A ............................................... 2,252 68,596
WaFd, Inc. ............................................................ 2,257 78,656
Walker & Dunlop, Inc. ................................................... 771 87,578
WesBanco, Inc. ........................................................ 2,651 78,947
White Mountains Insurance Group Ltd. ....................................... 60 101,772
WSFS Financial Corp. ................................................... 1,480 75,465
9,781,074
Health Care (6.5%):
ACADIA Pharmaceuticals, Inc. (a) ........................................... 2,528 38,881
Addus HomeCare Corp. (a) ................................................ 702 93,387
ADMA Biologics, Inc. (a) ................................................. 2,474 49,455
Alkermes PLC (a) ....................................................... 2,628 73,558
AMN Healthcare Services, Inc. (a) ........................................... 1,022 43,323
Amphastar Pharmaceuticals, Inc. (a) .......................................... 1,358 65,904
Astrana Health, Inc. (a) ................................................... 1,296 75,090
Catalyst Pharmaceuticals, Inc. (a) ............................................ 2,810 55,863
CONMED Corp. ....................................................... 879 63,218
Corcept Therapeutics, Inc. (a) .............................................. 1,288 59,609
CorVel Corp. (a) ........................................................ 275 89,895
Doximity, Inc. , Class A (a) ................................................. 1,204 52,458
Haemonetics Corp. (a) .................................................... 1,175 94,446
Halozyme Therapeutics, Inc. (a) ............................................. 1,219 69,776
Harmony Biosciences Holdings, Inc. (a) ....................................... 1,870 74,800
Hims & Hers Health, Inc. (a) ............................................... 2,232 41,113
Integer Holdings Corp. (a) ................................................. 717 93,210
Krystal Biotech, Inc. (a) ................................................... 214 38,954
Lantheus Holdings, Inc. (a) ................................................ 348 38,193
LeMaitre Vascular, Inc. ................................................... 828 76,913
Ligand Pharmaceuticals, Inc. (a) ............................................. 551 55,150
MannKind Corp. (a) ..................................................... 7,778 48,924
Merit Medical Systems, Inc. (a) ............................................. 1,239 122,450
National HealthCare Corp. ................................................ 732 92,064
Option Care Health, Inc. (a) ................................................ 2,986 93,462
Organon & Co. ........................................................ 2,825 54,042
Patterson Cos., Inc. ..................................................... 3,644 79,585
Premier, Inc. , Class A .................................................... 5,654 113,080
Prestige Consumer Healthcare, Inc. (a) ........................................ 1,483 106,924
Privia Health Group, Inc. (a) ............................................... 2,952 53,756
Progyny, Inc. (a) ........................................................ 2,344 39,285
Protagonist Therapeutics, Inc. (a) ............................................ 1,150 51,750
RadNet, Inc. (a) ........................................................ 991 68,765
Select Medical Holdings Corp. ............................................. 2,015 70,263
Sotera Health Co. (a) ..................................................... 4,270 71,309
Supernus Pharmaceuticals, Inc. (a) ........................................... 2,012 62,734
TG Therapeutics, Inc. (a) .................................................. 1,601 37,447
TransMedics Group, Inc. (a) ................................................ 267 41,919
UFP Technologies, Inc. (a) ................................................. 161 50,989
Vericel Corp. (a) ........................................................ 1,219 51,503
2,653,447

Victory Portfolios II
VictoryShares US Discovery Enhanced Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Industrials (19.8%):
AAR Corp. (a) ......................................................... 1,209 $ 79,020
ABM Industries, Inc. .................................................... 1,412 74,497
AeroVironment, Inc. (a) ................................................... 259 51,929
Air Lease Corp. ........................................................ 1,779 80,571
Alamo Group, Inc. ...................................................... 516 92,947
Alaska Air Group, Inc. (a) ................................................. 2,280 103,079
Albany International Corp. ................................................ 1,008 89,561
Allison Transmission Holdings, Inc. ......................................... 1,004 96,454
ArcBest Corp. ......................................................... 553 59,973
Arcosa, Inc. ........................................................... 880 83,389
Armstrong World Industries, Inc. ............................................ 818 107,510
ASGN, Inc. (a) ......................................................... 956 89,128
AZZ, Inc. ............................................................ 902 74,514
Blue Bird Corp. (a) ...................................................... 968 46,425
Boise Cascade Co. ...................................................... 499 70,349
Brady Corp. , Class A .................................................... 1,603 122,838
Casella Waste Systems, Inc. (a) ............................................. 1,168 116,204
CBIZ, Inc. (a) .......................................................... 1,060 71,327
Chart Industries, Inc. (a) .................................................. 423 52,511
Cimpress PLC (a) ....................................................... 589 48,251
Construction Partners, Inc. , Class A (a) ........................................ 1,068 74,546
CSW Industrials, Inc. .................................................... 288 105,520
Dycom Industries, Inc. (a) ................................................. 469 92,440
Enerpac Tool Group Corp. ................................................ 2,866 120,057
EnerSys .............................................................. 919 93,784
Enpro, Inc. ........................................................... 470 76,225
Esab Corp. ............................................................ 987 104,928
ESCO Technologies, Inc. ................................................. 800 103,184
ExlService Holdings, Inc. (a) ............................................... 2,759 105,256
Exponent, Inc. ......................................................... 670 77,238
Federal Signal Corp. ..................................................... 1,007 94,114
First Advantage Corp. (a) .................................................. 5,764 114,415
Flowserve Corp. ........................................................ 2,410 124,573
Franklin Electric Co., Inc. ................................................. 1,096 114,883
GATX Corp. .......................................................... 788 104,371
Gibraltar Industries, Inc. (a) ................................................ 1,060 74,126
GMS, Inc. (a) .......................................................... 1,008 91,295
Granite Construction, Inc. ................................................. 1,490 118,127
Griffon Corp. .......................................................... 913 63,910
H&E Equipment Services, Inc. ............................................. 1,259 61,288
Hayward Holdings, Inc. (a) ................................................ 4,581 70,273
Herc Holdings, Inc. ..................................................... 448 71,425
Hillman Solutions Corp. (a) ................................................ 7,891 83,329
HNI Corp. ............................................................ 1,860 100,142
Hub Group, Inc. , Class A ................................................. 2,080 94,536
Huron Consulting Group, Inc. (a) ............................................ 816 88,699
ICF International, Inc. ................................................... 605 100,908
IES Holdings, Inc. (a) .................................................... 246 49,107
Insperity, Inc. .......................................................... 892 78,496
John Bean Technologies Corp. .............................................. 911 89,743
Kadant, Inc. ........................................................... 253 85,514
Kennametal, Inc. ....................................................... 3,848 99,779
Kirby Corp. (a) ......................................................... 797 97,577
Korn Ferry ........................................................... 1,333 100,295
Kratos Defense & Security Solutions, Inc. (a) ................................... 2,929 68,246
Leonardo DRS, Inc. (a) ................................................... 3,092 87,256
ManpowerGroup, Inc. ................................................... 1,398 102,781
MasTec, Inc. (a) ........................................................ 556 68,444
Masterbrand, Inc. (a) ..................................................... 4,311 79,926
Matson, Inc. .......................................................... 662 94,414
Maximus, Inc. ......................................................... 1,328 123,716
MDU Resources Group, Inc. ............................................... 5,275 144,588
MillerKnoll, Inc. ....................................................... 2,227 55,141

Victory Portfolios II
VictoryShares US Discovery Enhanced Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Moog, Inc. , Class A ..................................................... 454 $ 91,717
MSC Industrial Direct Co., Inc. ............................................. 1,273 109,554
Mueller Industries, Inc. ................................................... 1,265 93,736
Mueller Water Products, Inc. , Class A ........................................ 4,088 88,710
MYR Group, Inc. (a) ..................................................... 569 58,169
OPENLANE, Inc. (a) .................................................... 6,209 104,808
Powell Industries, Inc. ................................................... 167 37,072
Primoris Services Corp. .................................................. 1,320 76,666
Resideo Technologies, Inc. (a) .............................................. 3,167 63,783
REV Group, Inc. ....................................................... 1,678 47,085
Rush Enterprises, Inc. , Class A ............................................. 1,546 81,675
Ryder System, Inc. ...................................................... 648 94,478
Schneider National, Inc. , Class B ............................................ 3,783 107,967
SkyWest, Inc. (a) ........................................................ 983 83,575
SPX Technologies, Inc. (a) ................................................. 522 83,238
Standex International Corp. ................................................ 489 89,379
Sterling Infrastructure, Inc. (a) .............................................. 420 60,908
Tecnoglass, Inc. ........................................................ 867 59,528
Tennant Co. ........................................................... 1,033 99,209
Terex Corp. ........................................................... 1,141 60,370
The Brink's Co. ........................................................ 960 111,014
Trinity Industries, Inc. ................................................... 2,223 77,449
UniFirst Corp. ......................................................... 468 92,968
Valmont Industries, Inc. .................................................. 288 83,506
Verra Mobility Corp. (a) .................................................. 3,421 95,138
Vestis Corp. ........................................................... 2,839 42,301
Vicor Corp. (a) ......................................................... 1,284 54,056
VSE Corp. ............................................................ 826 68,335
Watts Water Technologies, Inc. , Class A ....................................... 543 112,504
Werner Enterprises, Inc. .................................................. 2,830 109,210
Zurn Elkay Water Solutions Corp. ........................................... 3,340 120,040
8,117,240
Information Technology (9.5%):
ACI Worldwide, Inc. (a) .................................................. 1,940 98,746
Advanced Energy Industries, Inc. ........................................... 697 73,352
Agilysys, Inc. (a) ....................................................... 610 66,472
Alarm.com Holdings, Inc. (a) ............................................... 1,638 89,549
Allegro MicroSystems, Inc. (a) .............................................. 2,155 50,211
Altair Engineering, Inc. , Class A (a) .......................................... 826 78,891
Appfolio, Inc. , Class A (a) ................................................. 234 55,084
Avnet, Inc. ............................................................ 2,070 112,422
Axcelis Technologies, Inc. (a) .............................................. 461 48,336
Badger Meter, Inc. ...................................................... 413 90,203
Belden, Inc. ........................................................... 731 85,622
Blackbaud, Inc. (a) ...................................................... 1,116 94,503
BlackLine, Inc. (a) ...................................................... 1,334 73,557
Box, Inc. , Class A (a) .................................................... 2,723 89,124
Calix, Inc. (a) .......................................................... 1,583 61,405
Cirrus Logic, Inc. (a) ..................................................... 460 57,137
Clear Secure, Inc. , Class A ................................................ 1,846 61,176
CommVault Systems, Inc. (a) ............................................... 447 68,771
Crane NXT Co. ........................................................ 1,583 88,806
Diebold Nixdorf, Inc. (a) .................................................. 1,346 60,112
DigitalOcean Holdings, Inc. (a) ............................................. 1,409 56,909
Diodes, Inc. (a) ......................................................... 891 57,104
Dolby Laboratories, Inc. , Class A ........................................... 1,839 140,739
DXC Technology Co. (a) .................................................. 2,966 61,544
ePlus, Inc. (a) .......................................................... 781 76,804
FormFactor, Inc. (a) ..................................................... 1,030 47,380
Harmonic, Inc. (a) ....................................................... 3,720 54,200
Impinj, Inc. (a) ......................................................... 266 57,594
InterDigital, Inc. ....................................................... 701 99,283
IPG Photonics Corp. (a) ................................................... 1,111 82,570

Victory Portfolios II
VictoryShares US Discovery Enhanced Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Itron, Inc. (a) .......................................................... 610 $ 65,154
LiveRamp Holdings, Inc. (a) ............................................... 2,436 60,364
MARA Holdings, Inc. (a) .................................................. 1,421 23,049
N-able, Inc. (a) ......................................................... 8,299 108,385
Napco Security Technologies, Inc. ........................................... 1,247 50,454
OSI Systems, Inc. (a) ..................................................... 618 93,831
PC Connection, Inc. ..................................................... 1,316 99,266
Pegasystems, Inc. ....................................................... 685 50,067
Plexus Corp. (a) ........................................................ 671 91,732
Power Integrations, Inc. .................................................. 1,024 65,659
Progress Software Corp. .................................................. 1,806 121,670
Riot Platforms, Inc. (a) ................................................... 3,814 28,300
Rogers Corp. (a) ........................................................ 771 87,131
Sanmina Corp. (a) ....................................................... 818 55,992
SolarWinds Corp. ....................................................... 6,019 78,548
Sprinklr, Inc. , Class A (a) .................................................. 8,102 62,628
Synaptics, Inc. (a) ....................................................... 810 62,840
Teradata Corp. (a) ....................................................... 2,139 64,897
TTM Technologies, Inc. (a) ................................................ 3,668 66,941
Veeco Instruments, Inc. (a) ................................................. 1,730 57,315
Verint Systems, Inc. (a) ................................................... 1,849 46,835
Vertex, Inc. , Class A (a) ................................................... 1,303 50,179
Vishay Intertechnology, Inc. ............................................... 4,387 82,958
Vontier Corp. .......................................................... 2,761 93,156
3,904,957
Materials (6.3%):
Alpha Metallurgical Resources, Inc. .......................................... 193 45,583
Ashland, Inc. .......................................................... 985 85,665
ATI, Inc. (a) ........................................................... 1,076 71,995
Avient Corp. .......................................................... 1,743 87,708
Balchem Corp. ......................................................... 631 111,056
Cabot Corp. ........................................................... 738 82,486
Carpenter Technology Corp. ............................................... 440 70,215
Element Solutions, Inc. ................................................... 3,427 93,077
Greif, Inc. , Class A ...................................................... 1,731 108,464
H.B. Fuller Co. ........................................................ 1,432 113,672
Hawkins, Inc. ......................................................... 529 67,432
Innospec, Inc. ......................................................... 850 96,127
Knife River Corp. (a) .................................................... 1,056 94,396
Louisiana-Pacific Corp. .................................................. 714 76,726
Materion Corp. ........................................................ 603 67,452
Minerals Technologies, Inc. ................................................ 1,352 104,415
NewMarket Corp. ...................................................... 212 117,001
Pactiv Evergreen, Inc. .................................................... 5,081 58,482
Quaker Chemical Corp. .................................................. 584 98,398
Sealed Air Corp. ....................................................... 2,405 87,302
Sensient Technologies Corp. ............................................... 1,376 110,383
Silgan Holdings, Inc. .................................................... 2,293 120,383
Sonoco Products Co. .................................................... 2,289 125,048
Stepan Co. ............................................................ 1,205 93,086
Summit Materials, Inc. , Class A (a) .......................................... 2,089 81,534
Sylvamo Corp. ......................................................... 758 65,074
The Chemours Co. ...................................................... 2,185 44,399
United States Lime & Minerals, Inc. ......................................... 883 86,234
Warrior Met Coal, Inc. ................................................... 928 59,299
Worthington Steel, Inc. ................................................... 1,330 45,233
2,568,325
Real Estate (0.4%):
Newmark Group, Inc. , Class A ............................................. 4,999 77,634
The St. Joe Co. ........................................................ 1,544 90,031
167,665

Victory Portfolios II
VictoryShares US Discovery Enhanced Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Utilities (5.8%):
American States Water Co. ................................................ 1,529 $ 127,351
Avista Corp. .......................................................... 3,119 120,861
Black Hills Corp. ....................................................... 2,126 129,941
California Water Service Group ............................................. 2,083 112,940
Chesapeake Utilities Corp. ................................................ 992 123,177
Clearway Energy, Inc. , Class C ............................................. 2,909 89,248
IDACORP, Inc. ........................................................ 1,410 145,357
MGE Energy, Inc. ...................................................... 980 89,621
National Fuel Gas Co. ................................................... 2,238 135,645
New Jersey Resources Corp. ............................................... 2,922 137,918
Northwestern Energy Group, Inc. ........................................... 2,415 138,186
ONE Gas, Inc. ......................................................... 1,705 126,886
Ormat Technologies, Inc. ................................................. 1,231 94,713
Otter Tail Corp. ........................................................ 1,088 85,038
Portland General Electric Co. .............................................. 2,819 135,030
SJW Group ........................................................... 1,947 113,140
Southwest Gas Holdings, Inc. .............................................. 1,481 109,239
Spire, Inc. ............................................................ 2,147 144,472
TXNM Energy, Inc. ..................................................... 3,032 132,711
UGI Corp. ............................................................ 3,292 82,366
2,373,840
Total Common Stocks (Cost $37,714,756) 40,767,351
Investment Companies (0.2%)
Federated Hermes Treasury Obligations Fund, Institutional Shares , 4 .80% (d) ............ 64,202 64,202
Total Investment Companies (Cost $64,202) 64,202
Collateral for Securities Loaned (0.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .83% (d) ........ 45,468 45,468
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .85% (d) ............ 45,468 45,468
Invesco Government & Agency Portfolio, Institutional Shares , 4 .84% (d) ............... 45,468 45,468
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .82% (d) . 45,468 45,468
Total Collateral for Securities Loaned (Cost $181,872) 181,872
Total Investments (Cost $37,960,830) — 100.2% 41,013,425
Liabilities in excess of other assets — (0.2)% (72,327)
NET ASSETS - 100.00% $ 40,941,098
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Affiliated security.
(d) Rate disclosed is the daily yield on September 30, 2024.
PLC
—
Public Limited Company

Victory Portfolios II
VictoryShares US Discovery Enhanced Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Affiliated Holdings
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 1 12/20/24 $ 110,312 $ 112,460 $ 2,148
Total unrealized appreciation $ 2,148
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 2,148
Fair Value
6/30/2024
Purchases
at Cost
Proceeds
from Sales
Realized
Gains
(Losses)
Capital
Gain
Distribution
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
9/30/2024
Dividend
Income
Victory Capital Holdings,
Inc. , Class A ....... $ 124,575 $ 9,944 $ (64,884) $ 21,136 $ — $ (1,466) $ 89,305 $ 1,080

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios II
VictoryShares Developed Enhanced Volatility Wtd ETF

(Unaudited)
Security Description Shares Value
Common Stocks (98.7%)
Australia (6.8%):
Communication Services (0.5%):
REA Group Ltd. ........................................................ 365 $ 50,710
Telstra Group Ltd. ...................................................... 35,684 95,699
146,409
Consumer Discretionary (0.4%):
Aristocrat Leisure Ltd. ................................................... 1,507 61,040
Wesfarmers Ltd. ........................................................ 1,447 70,442
131,482
Consumer Staples (0.6%):
Coles Group Ltd.(a) ..................................................... 7,276 90,827
Woolworths Group Ltd. .................................................. 3,484 80,191
171,018
Energy (0.4%):
Santos Ltd. ........................................................... 13,095 63,540
Woodside Energy Group Ltd. .............................................. 3,504 61,033
124,573
Financials (2.2%):
ANZ Group Holdings Ltd.(a) .............................................. 4,197 88,421
Commonwealth Bank of Australia ........................................... 829 77,579
Insurance Australia Group Ltd. ............................................. 12,946 65,859
Macquarie Group Ltd. ................................................... 542 87,053
National Australia Bank Ltd. ............................................... 3,228 83,335
QBE Insurance Group Ltd.(a) .............................................. 6,593 75,374
Suncorp Group Ltd. ..................................................... 5,748 71,872
Westpac Banking Corp. .................................................. 3,552 77,877
627,370
Health Care (0.6%):
Cochlear Ltd. .......................................................... 261 50,890
CSL Ltd. ............................................................. 408 80,734
Pro Medicus Ltd. ....................................................... 358 44,108
175,732
Industrials (0.8%):
Brambles Ltd. ......................................................... 4,747 62,440
Computershare Ltd. ..................................................... 3,630 63,404
Reece Ltd. ............................................................ 2,393 47,140
Seven Group Holdings Ltd. ................................................ 1,770 52,460
225,444
Information Technology (0.1%):
WiseTech Global Ltd.(a) .................................................. 414 39,258
Materials (1.0%):
BHP Group Ltd. ........................................................ 2,654 84,311
Fortescue Ltd. ......................................................... 3,738 53,431
Northern Star Resources Ltd.(a) ............................................ 4,566 50,402
Rio Tinto Ltd. ......................................................... 921 82,204
270,348
Utilities (0.2%):
Origin Energy Ltd. ...................................................... 9,903 68,518
1,980,152
Austria (0.6%):
Energy (0.2%):
OMV AG ............................................................ 1,463 62,463

Victory Portfolios II
VictoryShares Developed Enhanced Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Financials (0.2%):
Erste Group Bank AG .................................................... 1,213 $ 66,491
Utilities (0.2%):
Verbund AG .......................................................... 603 50,000
178,954
Belgium (1.2%):
Consumer Discretionary (0.2%):
D'ieteren Group ........................................................ 260 54,953
Consumer Staples (0.3%):
Anheuser-Busch InBev SA ................................................ 1,281 84,661
Financials (0.5%):
Groupe Bruxelles Lambert NV ............................................. 1,310 101,989
KBC Group NV ........................................................ 817 64,944
166,933
Health Care (0.2%):
UCB SA ............................................................. 317 57,157
363,704
Canada (13.0%):
Communication Services (0.8%):
BCE, Inc. ............................................................ 2,440 84,840
Rogers Communications, Inc., Class B ........................................ 2,364 95,063
TELUS Corp. ......................................................... 4,319 72,468
252,371
Consumer Discretionary (0.6%):
Dollarama, Inc. ........................................................ 603 61,776
Magna International, Inc. ................................................. 1,237 50,750
Restaurant Brands International, Inc. ......................................... 948 68,413
180,939
Consumer Staples (1.1%):
Alimentation Couche-Tard, Inc. ............................................. 1,128 62,368
George Weston Ltd. ..................................................... 547 91,821
Loblaw Cos. Ltd. ....................................................... 696 92,683
Metro, Inc. ........................................................... 1,550 97,988
344,860
Energy (2.4%):
ARC Resources Ltd. ..................................................... 2,827 47,789
Cameco Corp. ......................................................... 786 37,553
Canadian Natural Resources Ltd. ............................................ 1,611 53,501
Cenovus Energy, Inc. .................................................... 2,782 46,535
Enbridge, Inc. ......................................................... 2,635 107,052
Imperial Oil Ltd. ....................................................... 790 55,586
Pembina Pipeline Corp. .................................................. 2,927 120,669
Suncor Energy, Inc. ..................................................... 1,458 53,822
TC Energy Corp. ....................................................... 1,947 92,563
Tourmaline Oil Corp. .................................................... 1,181 54,854
669,924
Financials (3.8%):
Bank of Montreal ....................................................... 801 72,287
Brookfield Asset Management Ltd., Class A .................................... 1,483 70,120
Brookfield Corp. ....................................................... 1,192 63,315
Canadian Imperial Bank of Commerce ........................................ 1,369 83,984
Fairfax Financial Holdings Ltd. ............................................. 44 55,563
Great-West Lifeco, Inc. ................................................... 2,775 94,641
Intact Financial Corp. .................................................... 443 85,075
Manulife Financial Corp. ................................................. 2,538 75,016

Victory Portfolios II
VictoryShares Developed Enhanced Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
National Bank of Canada ................................................. 960 $ 90,683
Power Corp. of Canada ................................................... 2,610 82,336
Royal Bank of Canada ................................................... 835 104,228
Sun Life Financial, Inc. .................................................. 1,604 93,052
The Bank of Nova Scotia ................................................. 1,795 97,814
The Toronto-Dominion Bank ............................................... 1,402 88,663
1,156,777
Industrials (1.6%):
Canadian National Railway Co. ............................................. 723 84,672
Canadian Pacific Kansas City Ltd. ........................................... 873 74,673
TFI International, Inc. .................................................... 376 51,508
Thomson Reuters Corp. .................................................. 489 83,419
Waste Connections, Inc. .................................................. 561 100,290
WSP Global, Inc. ....................................................... 427 75,870
470,432
Information Technology (0.6%):
CGI, Inc.(a) ........................................................... 673 77,447
Constellation Software, Inc. ............................................... 19 61,821
Shopify, Inc., Class A(a) .................................................. 375 30,046
169,314
Materials (1.0%):
Agnico Eagle Mines Ltd. ................................................. 625 50,354
Barrick Gold Corp. ...................................................... 2,111 41,992
Ivanhoe Mines Ltd.(a) ................................................... 2,587 38,490
Kinross Gold Corp. ..................................................... 4,307 40,353
Nutrien Ltd. ........................................................... 1,102 52,961
Teck Resources Ltd., Class B .............................................. 883 46,125
Wheaton Precious Metals Corp. ............................................. 806 49,231
319,506
Utilities (1.1%):
Emera, Inc. ........................................................... 2,315 91,227
Fortis, Inc. ............................................................ 2,451 111,376
Hydro One Ltd.(b) ...................................................... 3,374 116,966
319,569
3,883,692
Chile (0.1%):
Materials (0.1%):
Antofagasta PLC ....................................................... 1,711 46,039
Denmark (1.6%):
Consumer Discretionary (0.2%):
Pandora A/S .......................................................... 307 50,551
Financials (0.5%):
Danske Bank A/S ....................................................... 1,870 56,277
Tryg A/S ............................................................. 3,810 90,363
146,640
Health Care (0.4%):
Coloplast A/S, Class B ................................................... 403 52,666
Genmab A/S(a) ........................................................ 180 43,552
Novo Nordisk A/S, Class B ................................................ 339 39,837
136,055
Industrials (0.3%):
AP Moller - Maersk A/S, Class B ........................................... 22 36,998
DSV A/S ............................................................. 288 59,467
96,465

Victory Portfolios II
VictoryShares Developed Enhanced Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Materials (0.2%):
Novonesis A/S ......................................................... 882 $ 63,520
493,231
Finland (1.7%):
Energy (0.1%):
Neste Oyj(c) .......................................................... 1,480 28,711
Financials (0.5%):
Nordea Bank Abp ....................................................... 5,494 64,756
Sampo Oyj, A Shares .................................................... 1,951 90,985
155,741
Industrials (0.5%):
Kone Oyj, Class B ...................................................... 1,292 77,221
Wartsila OYJ Abp ...................................................... 2,377 53,177
130,398
Information Technology (0.2%):
Nokia Oyj ............................................................ 11,175 48,806
Materials (0.2%):
UPM-Kymmene Oyj .................................................... 1,757 58,803
Utilities (0.2%):
Fortum Oyj(c) ......................................................... 3,592 59,149
481,608
France (8.7%):
Communication Services (1.0%):
Bollore SE ............................................................ 10,992 73,221
Orange SA ............................................................ 7,992 91,486
Publicis Groupe SA ..................................................... 699 76,399
Vivendi SE ........................................................... 5,640 65,159
306,265
Consumer Discretionary (1.2%):
Cie Generale des Etablissements Michelin SCA ................................. 2,011 81,607
Hermes International SCA ................................................ 26 63,837
Kering SA ............................................................ 153 43,739
LVMH Moet Hennessy Louis Vuitton SE ...................................... 75 57,473
Renault SA ........................................................... 1,032 44,785
Sodexo SA ........................................................... 895 73,366
364,807
Consumer Staples (1.1%):
Carrefour SA .......................................................... 3,691 62,895
Danone SA ........................................................... 1,568 114,031
L'Oreal SA ........................................................... 158 70,702
Pernod Ricard SA ....................................................... 457 68,972
316,600
Energy (0.2%):
TotalEnergies SE ....................................................... 1,122 73,054
Financials (1.1%):
Amundi SA(b) ......................................................... 846 63,134
AXA SA ............................................................. 2,001 76,902
BNP Paribas SA ........................................................ 809 55,421
Credit Agricole SA ...................................................... 4,355 66,527
Societe Generale SA ..................................................... 2,157 53,657
315,641
Health Care (0.8%):
BioMerieux ........................................................... 526 62,993
EssilorLuxottica SA(a) ................................................... 313 74,063

Victory Portfolios II
VictoryShares Developed Enhanced Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Sanofi SA ............................................................ 721 $ 82,575
Sartorius Stedim Biotech ................................................. 148 30,927
250,558
Industrials (2.1%):
Aeroports de Paris SA ................................................... 448 57,491
Airbus SE ............................................................ 393 57,397
Bouygues SA .......................................................... 1,889 63,200
Bureau Veritas SA ...................................................... 1,904 63,109
Cie de Saint-Gobain SA .................................................. 650 59,120
Legrand SA ........................................................... 596 68,524
Safran SA ............................................................ 327 76,830
Schneider Electric SE .................................................... 237 62,305
Thales SA ............................................................ 332 52,675
Vinci SA ............................................................. 636 74,291
634,942
Information Technology (0.4%):
Capgemini SE ......................................................... 313 67,566
Dassault Systemes SE .................................................... 1,483 58,810
126,376
Materials (0.3%):
Air Liquide SA ........................................................ 413 79,643
Utilities (0.5%):
Engie SA ............................................................. 4,606 79,538
Veolia Environnement SA ................................................. 2,155 70,804
150,342
2,618,228
Germany (6.1%):
Communication Services (0.4%):
Deutsche Telekom AG ................................................... 3,553 104,359
Consumer Discretionary (0.8%):
adidas AG ............................................................ 209 55,340
Bayerische Motoren Werke AG ............................................. 679 59,839
Continental AG ........................................................ 748 48,403
Mercedes-Benz Group AG ................................................ 999 64,534
228,116
Consumer Staples (0.3%):
Beiersdorf AG ......................................................... 646 97,173
Financials (1.6%):
Allianz SE, Registered Shares .............................................. 283 92,919
Commerzbank AG ...................................................... 3,362 61,835
Deutsche Bank AG, Registered Shares ........................................ 2,882 49,713
Deutsche Boerse AG .................................................... 400 93,804
Hannover Rueck SE ..................................................... 232 66,129
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R ............... 129 70,970
Talanx AG ............................................................ 731 61,509
496,879
Health Care (0.4%):
Fresenius Medical Care AG ............................................... 1,145 48,669
Merck KGaA .......................................................... 313 55,042
103,711
Industrials (1.3%):
Brenntag SE .......................................................... 951 70,896
Daimler Truck Holding AG ................................................ 1,146 42,895
Deutsche Post AG ...................................................... 1,547 68,924
Knorr-Bremse AG ...................................................... 691 61,411

Victory Portfolios II
VictoryShares Developed Enhanced Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Rational AG .......................................................... 49 $ 49,901
Rheinmetall AG ........................................................ 72 38,978
Siemens AG, Registered Shares ............................................. 314 63,375
Siemens Energy AG(a) ................................................... 1,098 40,414
436,794
Information Technology (0.5%):
Infineon Technologies AG ................................................. 1,047 36,661
Nemetschek SE ........................................................ 441 45,648
SAP SE .............................................................. 263 59,832
142,141
Materials (0.4%):
Heidelberg Materials AG ................................................. 576 62,570
Symrise AG ........................................................... 524 72,377
134,947
Utilities (0.4%):
E.ON SE ............................................................. 5,161 76,714
RWE AG ............................................................. 1,546 56,233
132,947
1,877,067
Hong Kong (3.0%):
Consumer Discretionary (0.2%):
Galaxy Entertainment Group Ltd. ........................................... 10,217 51,324
Financials (0.8%):
AIA Group Ltd. ........................................................ 5,976 53,544
Hang Seng Bank Ltd. .................................................... 4,074 51,229
Hong Kong Exchanges & Clearing Ltd. ....................................... 1,504 63,112
Prudential PLC ........................................................ 10,753 52,006
219,891
Industrials (0.6%):
CK Hutchison Holdings Ltd. ............................................... 10,791 62,051
MTR Corp. Ltd. ........................................................ 14,823 55,966
Techtronic Industries Co. Ltd. .............................................. 3,106 47,188
165,205
Real Estate (0.8%):
CK Asset Holdings Ltd. .................................................. 12,585 55,368
Henderson Land Development Co. Ltd. ....................................... 13,924 44,422
Sun Hung Kai Properties Ltd. .............................................. 5,620 61,849
Swire Pacific Ltd., Class A ................................................ 6,639 56,709
218,348
Utilities (0.6%):
China Common Rich Renewable Energy Investments Ltd.(a)(d) ...................... 26,000 —
CLP Holdings Ltd. ...................................................... 7,378 65,346
Hong Kong & China Gas Co. Ltd. ........................................... 72,950 60,060
Power Assets Holdings Ltd. ............................................... 9,026 57,823
183,229
837,997
Ireland (1.4%):
Consumer Discretionary (0.1%):
Flutter Entertainment PLC, Class D1(a) ....................................... 185 43,461
Consumer Staples (0.3%):
Kerry Group PLC, Class A ................................................ 769 79,727
Financials (0.3%):
AIB Group PLC ........................................................ 8,358 47,861

Victory Portfolios II
VictoryShares Developed Enhanced Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Bank of Ireland Group PLC ............................................... 3,634 $ 40,568
88,429
Industrials (0.7%):
Experian PLC ......................................................... 1,431 75,193
Kingspan Group PLC .................................................... 619 58,113
Ryanair Holdings PLC, ADR ............................................... 1,095 49,472
182,778
394,395
Israel (0.5%):
Financials (0.4%):
Bank Hapoalim BM ..................................................... 6,474 64,816
Bank Leumi Le-Israel BM ................................................ 6,119 59,866
124,682
Information Technology (0.1%):
Nice Ltd.(a) ........................................................... 210 36,581
161,263
Italy (3.5%):
Communication Services (0.3%):
Infrastrutture Wireless Italiane SpA(b) ........................................ 7,076 87,025
Consumer Discretionary (0.2%):
Moncler SpA .......................................................... 935 59,338
Consumer Staples (0.2%):
Davide Campari-Milano NV, Class M ........................................ 6,355 53,756
Energy (0.2%):
Eni SpA ............................................................. 4,937 75,181
Financials (1.2%):
Generali ............................................................. 3,217 92,915
Intesa Sanpaolo SpA ..................................................... 15,326 65,460
Mediobanca Banca di Credito Finanziario SpA .................................. 4,347 74,146
Poste Italiane SpA(b) .................................................... 5,530 77,490
UniCredit SpA ......................................................... 1,203 52,707
362,718
Health Care (0.2%):
Recordati Industria Chimica e Farmaceutica SpA ................................ 1,096 61,969
Industrials (0.3%):
Leonardo SpA ......................................................... 1,731 38,571
Prysmian SpA ......................................................... 778 56,458
95,029
Utilities (0.9%):
Enel SpA ............................................................. 10,620 84,809
Snam SpA ............................................................ 15,861 80,693
Terna - Rete Elettrica Nazionale ............................................ 9,240 83,178
248,680
1,043,696
Japan (15.8%):
Communication Services (1.5%):
Capcom Co. Ltd. ....................................................... 1,500 34,737
KDDI Corp. ........................................................... 2,308 73,780
Konami Group Corp. .................................................... 500 50,605
LY Corp. ............................................................. 16,430 47,938
Nexon Co. Ltd. ........................................................ 1,200 23,627
Nintendo Co. Ltd. ...................................................... 800 42,508
Nippon Telegraph & Telephone Corp. ........................................ 73,000 74,570
SoftBank Corp. ........................................................ 56,000 72,947

Victory Portfolios II
VictoryShares Developed Enhanced Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
SoftBank Group Corp. ................................................... 600 $ 35,183
455,895
Consumer Discretionary (2.4%):
Asics Corp. ........................................................... 1,200 25,059
Bandai Namco Holdings, Inc. .............................................. 1,800 41,033
Bridgestone Corp. ...................................................... 1,100 42,099
Denso Corp. .......................................................... 2,400 35,496
Fast Retailing Co. Ltd. ................................................... 200 65,994
Honda Motor Co. Ltd. ................................................... 3,400 35,666
Isuzu Motors Ltd. ....................................................... 2,700 36,279
Nissan Motor Co. Ltd.(c) ................................................. 12,000 33,609
Nitori Holdings Co. Ltd. .................................................. 300 45,498
Oriental Land Co. Ltd. ................................................... 1,600 41,172
Pan Pacific International Holdings Corp. ...................................... 1,600 41,138
Panasonic Holdings Corp. ................................................. 5,400 46,707
Sekisui House Ltd. ...................................................... 1,572 43,470
Shimano, Inc. ......................................................... 240 45,375
Sony Group Corp. ...................................................... 2,500 48,318
Subaru Corp. .......................................................... 1,800 31,088
Sumitomo Electric Industries Ltd. ........................................... 2,400 38,336
Suzuki Motor Corp. ..................................................... 2,800 31,028
Toyota Motor Corp. ..................................................... 1,920 33,968
761,333
Consumer Staples (1.9%):
Aeon Co. Ltd. ......................................................... 2,700 73,254
Ajinomoto Co., Inc. ..................................................... 1,300 50,169
Asahi Group Holdings Ltd. ................................................ 4,080 53,332
Japan Tobacco, Inc. ..................................................... 1,644 47,807
Kao Corp. ............................................................ 1,418 70,145
Kikkoman Corp. ....................................................... 2,900 32,852
Kirin Holdings Co. Ltd. .................................................. 5,100 77,577
Seven & i Holdings Co. Ltd. ............................................... 2,500 37,350
Suntory Beverage & Food Ltd. ............................................. 1,400 52,547
Unicharm Corp. ........................................................ 1,794 64,702
559,735
Energy (0.2%):
ENEOS Holdings, Inc. ................................................... 6,500 35,221
Inpex Corp. ........................................................... 2,400 32,365
67,586
Financials (1.6%):
Dai-ichi Life Holdings, Inc. ............................................... 1,188 30,438
Daiwa Securities Group, Inc. ............................................... 4,100 28,672
Japan Exchange Group, Inc. ............................................... 3,600 46,481
Japan Post Bank Co. Ltd. ................................................. 4,300 40,035
Japan Post Holdings Co. Ltd. .............................................. 4,000 38,021
Mitsubishi UFJ Financial Group, Inc. ......................................... 3,400 34,388
Mizuho Financial Group, Inc. .............................................. 1,700 34,731
MS&AD Insurance Group Holdings, Inc. ...................................... 1,200 27,806
Nomura Holdings, Inc. ................................................... 5,600 28,953
ORIX Corp. ........................................................... 1,368 31,585
Resona Holdings, Inc. .................................................... 4,500 31,238
Sompo Holdings, Inc. .................................................... 1,400 31,184
Sumitomo Mitsui Financial Group, Inc. ....................................... 2,052 43,479
Sumitomo Mitsui Trust Holdings, Inc. ........................................ 1,500 35,394
Tokio Marine Holdings, Inc. ............................................... 700 25,480
507,885
Health Care (1.7%):
Astellas Pharma, Inc. .................................................... 4,400 50,427
Chugai Pharmaceutical Co. Ltd. ............................................ 690 33,283
Daiichi Sankyo Co. Ltd. .................................................. 800 26,214

Victory Portfolios II
VictoryShares Developed Enhanced Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Eisai Co. Ltd. .......................................................... 854 $ 31,763
Hoya Corp. ........................................................... 318 43,780
Kyowa Kirin Co. Ltd. .................................................... 1,800 31,651
Olympus Corp. ........................................................ 2,500 47,291
Otsuka Holdings Co. Ltd. ................................................. 800 44,996
Shionogi & Co. Ltd. ..................................................... 3,084 44,068
Sysmex Corp. ......................................................... 2,300 45,245
Takeda Pharmaceutical Co. Ltd. ............................................ 2,500 71,376
Terumo Corp. ......................................................... 2,100 39,454
509,548
Industrials (2.8%):
Central Japan Railway Co. ................................................ 2,500 57,703
Daikin Industries Ltd. .................................................... 366 51,127
East Japan Railway Co. .................................................. 2,900 57,481
FANUC Corp. ......................................................... 1,450 42,276
Hitachi Ltd. ........................................................... 1,200 31,572
ITOCHU Corp. ........................................................ 700 37,399
Komatsu Ltd. .......................................................... 1,288 35,545
Kubota Corp. .......................................................... 3,204 45,281
Marubeni Corp. ........................................................ 2,200 35,822
Mitsubishi Corp. ....................................................... 1,876 38,542
Mitsubishi Electric Corp. ................................................. 1,852 29,685
Mitsubishi Heavy Industries Ltd. ............................................ 2,000 29,469
Mitsui & Co. Ltd. ....................................................... 1,572 34,763
Mitsui OSK Lines Ltd. ................................................... 800 27,422
NIDEC Corp. .......................................................... 1,708 35,726
Nippon Yusen KK ...................................................... 800 29,059
Recruit Holdings Co. Ltd. ................................................. 620 37,555
Secom Co. Ltd. ........................................................ 1,420 52,310
SMC Corp. ........................................................... 114 50,491
Sumitomo Corp. ........................................................ 1,600 35,560
Toyota Industries Corp. ................................................... 408 31,301
Toyota Tsusho Corp. ..................................................... 1,800 32,378
858,467
Information Technology (2.4%):
Advantest Corp. ........................................................ 600 28,144
Canon, Inc. ........................................................... 1,214 39,729
Disco Corp. ........................................................... 100 26,087
FUJIFILM Holdings Corp. ................................................ 1,380 35,415
Fujitsu Ltd. ........................................................... 2,100 42,896
Keyence Corp. ......................................................... 128 60,887
Kyocera Corp. ......................................................... 4,200 48,514
Lasertec Corp. ......................................................... 100 16,425
Murata Manufacturing Co. Ltd. ............................................. 1,904 37,183
NEC Corp. ........................................................... 400 38,271
Nomura Research Institute Ltd. ............................................. 1,374 50,673
NTT Data Group Corp. ................................................... 2,308 41,347
Obic Co. Ltd. .......................................................... 2,000 70,225
Oracle Corp. .......................................................... 700 71,822
Renesas Electronics Corp. ................................................. 1,500 21,700
TDK Corp. ........................................................... 2,500 31,713
Tokyo Electron Ltd. ..................................................... 178 31,324
692,355
Materials (0.7%):
Nippon Paint Holdings Co. Ltd. ............................................. 7,490 57,200
Nippon Sanso Holdings Corp. .............................................. 800 29,020
Nippon Steel Corp.(c) .................................................... 2,300 51,182
Nitto Denko Corp. ...................................................... 2,000 33,241
Shin-Etsu Chemical Co. Ltd. ............................................... 650 27,034
197,677

Victory Portfolios II
VictoryShares Developed Enhanced Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Real Estate (0.5%):
Daiwa House Industry Co. Ltd. ............................................. 1,700 $ 53,291
Mitsubishi Estate Co. Ltd. ................................................. 2,352 36,963
Mitsui Fudosan Co. Ltd. .................................................. 3,134 29,179
Sumitomo Realty & Development Co. Ltd. .................................... 800 26,754
146,187
Utilities (0.1%):
The Kansai Electric Power Co., Inc. .......................................... 2,100 34,632
4,791,300
Luxembourg (0.4%):
Energy (0.2%):
Tenaris SA ............................................................ 3,872 60,915
Health Care (0.2%):
Eurofins Scientific SE .................................................... 710 44,964
105,879
Macau (0.2%):
Consumer Discretionary (0.2%):
Sands China Ltd.(a) ..................................................... 22,680 58,118
Netherlands (3.5%):
Communication Services (0.5%):
Koninklijke KPN NV .................................................... 28,136 114,896
Universal Music Group NV ................................................ 1,508 39,443
154,339
Consumer Discretionary (0.2%):
Prosus NV(a) .......................................................... 1,277 55,800
Consumer Staples (0.7%):
Heineken Holding NV ................................................... 982 74,103
Heineken NV .......................................................... 764 67,721
Koninklijke Ahold Delhaize NV ............................................ 2,659 91,833
233,657
Financials (1.1%):
ABN AMRO Bank NV, Class CV(b) ......................................... 3,392 61,179
Adyen NV(a)(b) ........................................................ 22 34,344
Euronext NV(b) ........................................................ 754 81,780
ING Groep NV ........................................................ 3,471 62,870
NN Group NV ......................................................... 1,526 76,056
316,229
Industrials (0.5%):
Ferrovial SE(a) ........................................................ 1,671 71,752
Wolters Kluwer NV ..................................................... 550 92,619
164,371
Information Technology (0.2%):
ASM International NV ................................................... 50 32,800
ASML Holding NV ..................................................... 42 34,854
67,654
Materials (0.3%):
Akzo Nobel NV ........................................................ 1,088 76,653
1,068,703
New Zealand (0.4%):
Health Care (0.2%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 2,317 51,135

Victory Portfolios II
VictoryShares Developed Enhanced Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Information Technology (0.2%):
Xero Ltd.(a) ........................................................... 478 $ 49,374
100,509
Norway (1.2%):
Communication Services (0.3%):
Telenor ASA .......................................................... 7,035 90,027
Energy (0.4%):
Aker BP ASA ......................................................... 2,515 53,927
Equinor ASA .......................................................... 2,199 55,594
109,521
Financials (0.2%):
DNB Bank ASA ........................................................ 3,357 68,863
Industrials (0.1%):
Kongsberg Gruppen ASA ................................................. 442 43,239
Materials (0.2%):
Norsk Hydro ASA ...................................................... 7,897 51,248
362,898
Portugal (0.4%):
Consumer Staples (0.1%):
Jeronimo Martins SGPS SA ............................................... 2,361 46,354
Energy (0.1%):
Galp Energia SGPS SA ................................................... 2,038 38,107
Utilities (0.2%):
EDP SA .............................................................. 13,601 62,096
146,557
Russian Federation (0.0%):(e)
Materials (0.0%):(e)
Evraz PLC(a)(d)(f) ...................................................... 12,158 3,944
Singapore (2.3%):
Communication Services (0.3%):
Singapore Telecommunications Ltd. ......................................... 31,800 80,187
Consumer Staples (0.3%):
Wilmar International Ltd. ................................................. 31,262 81,506
Financials (1.0%):
DBS Group Holdings Ltd. ................................................. 2,945 87,211
Oversea-Chinese Banking Corp. Ltd. ......................................... 8,638 101,513
United Overseas Bank Ltd. ................................................ 4,192 104,955
293,679
Industrials (0.5%):
Singapore Airlines Ltd. ................................................... 13,100 69,328
Singapore Technologies Engineering Ltd. ...................................... 25,000 90,669
159,997
Real Estate (0.2%):
CapitaLand Investment Ltd. ............................................... 29,800 72,360
687,729
South Korea (2.4%):
Communication Services (0.3%):
Krafton, Inc.(a) ........................................................ 128 33,530
NAVER Corp. ......................................................... 358 46,383
79,913

Victory Portfolios II
VictoryShares Developed Enhanced Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Consumer Discretionary (0.6%):
Hyundai Mobis Co. Ltd. .................................................. 263 $ 43,749
Hyundai Motor Co. ..................................................... 182 33,964
Kia Corp. ............................................................ 427 32,625
LG Electronics, Inc. ..................................................... 601 47,942
158,280
Financials (0.6%):
Hana Financial Group, Inc. ................................................ 752 33,818
KB Financial Group, Inc. ................................................. 517 31,989
Meritz Financial Group, Inc. ............................................... 561 41,662
Samsung Fire & Marine Insurance Co. Ltd. .................................... 117 30,827
Samsung Life Insurance Co. Ltd. ............................................ 422 30,081
Shinhan Financial Group Co. Ltd. ........................................... 879 37,311
205,688
Health Care (0.1%):
Celltrion, Inc. ......................................................... 226 33,775
Industrials (0.2%):
Hanwha Aerospace Co. Ltd. ............................................... 99 22,488
Samsung C&T Corp. .................................................... 327 34,463
56,951
Information Technology (0.3%):
Samsung Electronics Co. Ltd. .............................................. 850 39,981
Samsung SDI Co. Ltd. ................................................... 115 33,291
SK Hynix, Inc. ......................................................... 228 30,446
103,718
Materials (0.3%):
LG Chem Ltd. ......................................................... 155 42,262
POSCO Holdings, Inc. ................................................... 165 48,585
90,847
729,172
Spain (2.5%):
Consumer Discretionary (0.5%):
Amadeus IT Group SA ................................................... 970 70,088
Industria de Diseno Textil SA .............................................. 1,256 74,286
144,374
Energy (0.2%):
Repsol SA ............................................................ 5,201 68,568
Financials (0.8%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 4,812 51,994
Banco de Sabadell SA ................................................... 21,522 45,728
Banco Santander SA ..................................................... 11,466 58,710
CaixaBank SA ......................................................... 9,028 53,899
210,331
Industrials (0.5%):
ACS Actividades de Construccion y Servicios SA(a) .............................. 1,425 65,788
Aena SME SA(b) ....................................................... 358 78,735
144,523
Utilities (0.5%):
Endesa SA ............................................................ 3,078 67,249
Iberdrola SA .......................................................... 6,256 96,715
163,964
731,760

Victory Portfolios II
VictoryShares Developed Enhanced Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Sweden (4.7%):
Communication Services (0.2%):
Telia Co. AB .......................................................... 22,605 $ 73,126
Consumer Discretionary (0.3%):
Evolution AB(b) ....................................................... 502 49,351
H & M Hennes & Mauritz AB, Class B(c) ..................................... 2,518 42,861
92,212
Consumer Staples (0.3%):
Essity AB, Class B ...................................................... 2,704 84,410
Financials (1.6%):
EQT AB ............................................................. 1,164 39,845
Industrivarden AB, Class C ................................................ 2,392 87,960
Investor AB, Class B .................................................... 2,886 88,855
L E Lundbergforetagen AB, Class B ......................................... 1,560 89,282
Skandinaviska Enskilda Banken AB, Class A ................................... 3,905 59,720
Svenska Handelsbanken AB, Class A ......................................... 5,179 53,185
Swedbank AB, Class A ................................................... 2,631 55,800
474,647
Health Care (0.2%):
Swedish Orphan Biovitrum AB(a) ........................................... 1,521 48,994
Industrials (1.9%):
Alfa Laval AB ......................................................... 1,558 74,834
Assa Abloy AB, Class B .................................................. 2,380 80,087
Atlas Copco AB, Class A ................................................. 3,313 64,112
Epiroc AB, Class A ...................................................... 3,203 69,256
Indutrade AB .......................................................... 1,549 48,156
Lifco AB, Class B ...................................................... 1,773 58,369
Saab AB, Class B(a)(c) ................................................... 1,677 35,666
Sandvik AB ........................................................... 3,233 72,261
Volvo AB, Class B ...................................................... 2,274 60,078
562,819
Information Technology (0.2%):
Hexagon AB, Class B .................................................... 6,547 70,426
1,406,634
Switzerland (6.6%):
Communication Services (0.3%):
Swisscom AG, Registered Shares ........................................... 159 103,814
Consumer Discretionary (0.4%):
Cie Financiere Richemont SA, Registered Shares ................................ 328 51,863
The Swatch Group AG, Class BR ........................................... 273 58,475
110,338
Consumer Staples (0.8%):
Chocoladefabriken Lindt & Spruengli AG, Class PC .............................. 6 77,358
Coca-Cola HBC AG ..................................................... 2,100 74,780
Nestle SA, Registered Shares .............................................. 773 77,611
229,749
Financials (1.4%):
Julius Baer Group Ltd. ................................................... 920 55,339
Partners Group Holding AG ............................................... 41 61,534
Swiss Life Holding AG ................................................... 99 82,597
Swiss Re AG .......................................................... 438 60,405
UBS Group AG ........................................................ 1,703 52,446
Zurich Insurance Group AG ............................................... 163 98,201
410,522

Victory Portfolios II
VictoryShares Developed Enhanced Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Health Care (1.3%):
Alcon, Inc. ........................................................... 687 $ 68,456
Lonza Group AG, Registered Shares ......................................... 67 42,328
Novartis AG, Registered Shares ............................................. 657 75,428
Roche Holding AG ...................................................... 200 63,957
Sandoz Group AG ...................................................... 1,165 48,558
Sonova Holding AG ..................................................... 164 58,879
Straumann Holding AG, Class R ............................................ 273 44,602
402,208
Industrials (1.2%):
ABB Ltd., Registered Shares ............................................... 1,091 63,162
Geberit AG, Registered Shares ............................................. 101 65,814
Kuehne + Nagel International AG, Class R ..................................... 170 46,367
Schindler Holding AG ................................................... 341 99,939
SGS SA, Registered Shares(a) .............................................. 517 57,639
VAT Group AG(b) ...................................................... 78 39,710
372,631
Information Technology (0.3%):
Logitech International SA, Class R .......................................... 585 52,237
STMicroelectronics NV .................................................. 1,309 38,827
91,064
Materials (0.9%):
EMS-Chemie Holding AG ................................................ 91 76,353
Givaudan SA, Registered Shares ............................................ 14 76,767
Holcim AG ........................................................... 710 69,272
Sika AG, Registered Shares ................................................ 188 62,230
284,622
2,004,948
United Kingdom (9.5%):
Communication Services (0.7%):
BT Group PLC ........................................................ 23,125 45,718
Informa PLC .......................................................... 7,970 87,380
Vodafone Group PLC .................................................... 55,293 55,462
188,560
Consumer Discretionary (0.8%):
Compass Group PLC .................................................... 2,718 86,978
InterContinental Hotels Group PLC .......................................... 741 80,587
Next PLC ............................................................ 471 61,586
229,151
Consumer Staples (1.8%):
Associated British Foods PLC .............................................. 2,366 73,784
Diageo PLC ........................................................... 2,464 85,733
Haleon PLC ........................................................... 15,903 83,521
Imperial Brands PLC .................................................... 2,870 83,364
Reckitt Benckiser Group PLC .............................................. 776 47,476
Tesco PLC ............................................................ 17,434 83,592
Unilever PLC ......................................................... 1,346 87,063
544,533
Energy (0.5%):
BP PLC .............................................................. 13,240 69,323
Shell PLC(a) .......................................................... 2,449 79,384
148,707
Financials (2.4%):
3i Group PLC ......................................................... 1,443 63,749
Admiral Group PLC ..................................................... 1,652 61,477
Aviva PLC ............................................................ 11,854 76,628
Barclays PLC ......................................................... 16,195 48,610

Victory Portfolios II
VictoryShares Developed Enhanced Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
HSBC Holdings PLC .................................................... 6,998 $ 62,599
Legal & General Group PLC ............................................... 22,378 67,692
Lloyds Banking Group PLC ............................................... 81,149 63,782
London Stock Exchange Group PLC ......................................... 791 108,059
NatWest Group PLC ..................................................... 11,105 51,049
Standard Chartered PLC .................................................. 4,797 50,848
Wise PLC, Class A(a) .................................................... 4,711 42,286
696,779
Health Care (0.6%):
AstraZeneca PLC ....................................................... 407 63,043
GSK PLC ............................................................ 3,074 62,313
Smith & Nephew PLC ................................................... 4,089 63,294
188,650
Industrials (1.6%):
Ashtead Group PLC ..................................................... 629 48,648
BAE Systems PLC ...................................................... 4,678 77,382
Bunzl PLC ........................................................... 1,705 80,543
International Consolidated Airlines Group SA ................................... 20,120 55,241
RELX PLC ........................................................... 1,924 90,245
Rentokil Initial PLC ..................................................... 6,007 29,260
Rolls-Royce Holdings PLC(a) .............................................. 6,991 49,266
430,585
Information Technology (0.4%):
Halma PLC ........................................................... 1,605 55,952
The Sage Group PLC .................................................... 4,935 67,582
123,534
Materials (0.3%):
Rio Tinto PLC ......................................................... 1,098 77,773
Utilities (0.4%):
National Grid PLC(a) .................................................... 4,705 64,779
SSE PLC(a) ........................................................... 2,851 71,760
136,539
2,764,811
United States (0.6%):
Industrials (0.2%):
RB Global, Inc. ........................................................ 623 50,147
Materials (0.2%):
CRH PLC ............................................................ 724 65,983
Utilities (0.2%):
Brookfield Renewable Corp., Class A ......................................... 1,551 50,649
166,779
Total Common Stocks (Cost $26,450,146) 29,489,767
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc.(a)(d) ........................................... 61 —
Total Warrants (Cost $–) —
Investment Companies (0.8%)
United States (0.8%):
Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.81%(g) ............ 230,601 230,601
Total Investment Companies (Cost $230,601) 230,601

Victory Portfolios II
VictoryShares Developed Enhanced Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Name
Acquisition Date
Cost
Evraz PLC .................................................
3/19/2021
$ 75,288
Security Description Shares Value
Collateral for Securities Loaned (0.7%)^
United States (0.7%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.83%(g) ........ 54,646 $ 54,646
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.85%(g) ............ 54,646 54,646
Invesco Government & Agency Portfolio, Institutional Shares, 4.84%(g) ............... 54,646 54,646
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.82%(g) . 54,646 54,646
Total Collateral for Securities Loaned (Cost $218,584) 218,584
Total Investments (Cost $26,899,331) — 100.2% 29,938,952
Liabilities in excess of other assets — (0.2)% (58,556)
NET ASSETS - 100.00% $ 29,880,396
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2024, the fair value of these securities was
$689,714 and amounted to 2.3% of net assets.
(c) All or a portion of this security is on loan.
(d) Security was fair valued using significant unobservable inputs as of September 30, 2024.
(e) Amount represents less than 0.05% of net assets.
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at September 30, 2024.
(g) Rate disclosed is the daily yield on September 30, 2024.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios II
VictoryShares Nasdaq Next 50 ETF

(Unaudited)
Security Description Shares Value
Common Stocks (99.7%)
Communication Services (5.5%):
Fox Corp., Class A ...................................................... 6,661 $ 281,960
Fox Corp., Class B ...................................................... 6,986 271,057
Liberty Media Corp.-Liberty Formula One, Series A(a) ............................ 711 50,858
Liberty Media Corp.-Liberty Formula One, Series C(a) ............................ 6,585 509,877
Liberty Media Corp.-Liberty Live(a) ......................................... 1,886 96,808
News Corp., Class A ..................................................... 11,218 298,735
News Corp., Class B .................................................... 5,642 157,694
1,666,989
Consumer Discretionary (13.7%):
DraftKings , Inc.(a) ...................................................... 14,397 564,362
eBay, Inc. ............................................................ 14,500 944,095
Expedia Group, Inc.(a) ................................................... 3,696 547,082
Tractor Supply Co. ...................................................... 3,199 930,685
Trip.com Group Ltd., ADR(a) .............................................. 10,985 652,839
Ulta Beauty, Inc.(a) ..................................................... 1,397 543,601
4,182,664
Consumer Staples (1.4%):
Campbell Soup Co. ..................................................... 8,853 433,089
Electronic Equipment, Instruments & Components (1.8%):
Zebra Technologies Corp.(a) ............................................... 1,529 566,219
Health Care (20.4%):
Align Technology, Inc.(a) ................................................. 2,215 563,319
Alnylam Pharmaceuticals, Inc.(a) ........................................... 3,807 1,047,039
Argenx SE(a) .......................................................... 952 516,060
BioMarin Pharmaceutical, Inc.(a) ........................................... 5,645 396,787
BioNTech SE, ADR(a) ................................................... 2,907 345,264
Hologic , Inc.(a) ........................................................ 6,887 561,015
ICON PLC(a) ......................................................... 2,452 704,484
Natera , Inc. (a) ......................................................... 3,667 465,526
Sanofi SA, ADR ........................................................ 8,669 499,594
The Cooper Cos., Inc.(a) .................................................. 5,905 651,558
United Therapeutics Corp.(a) .............................................. 1,319 472,664
6,223,310
Industrials (9.7%):
Axon Enterprise, Inc.(a) .................................................. 2,241 895,504
J.B. Hunt Transport Services, Inc. ........................................... 3,024 521,126
Nordson Corp. ......................................................... 1,696 445,420
SS&C Technologies Holdings, Inc. .......................................... 7,277 540,026
United Airlines Holdings, Inc.(a) ............................................ 9,751 556,392
2,958,468
IT Services (3.3%):
Akamai Technologies, Inc.(a) .............................................. 4,493 453,569
VeriSign, Inc.(a) ........................................................ 2,894 549,744
1,003,313
Materials (1.9%):
Steel Dynamics, Inc. ..................................................... 4,575 576,816
Semiconductors & Semiconductor Equipment (13.2%):
Enphase Energy, Inc.(a) .................................................. 4,016 453,888
Entegris , Inc. .......................................................... 4,477 503,797
First Solar, Inc.(a) ...................................................... 3,174 791,723
Monolithic Power Systems, Inc. ............................................ 1,240 1,146,380
Skyworks Solutions, Inc. ................................................. 4,736 467,775
Teradyne, Inc. ......................................................... 4,839 648,087
4,011,650

Victory Portfolios II
VictoryShares Nasdaq Next 50 ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Software (20.3%):
AppLovin Corp., Class A(a) ............................................... 8,808 $ 1,149,884
Aspen Technology, Inc.(a) ................................................. 1,876 448,026
Bentley Systems, Inc., Class B ............................................. 8,618 437,881
Check Point Software Technologies Ltd.(a) .................................... 3,348 645,528
Gen Digital, Inc. ....................................................... 18,252 500,652
Manhattan Associates, Inc.(a) .............................................. 1,816 510,986
MicroStrategy , Inc.(a) .................................................... 5,180 873,348
Nutanix , Inc., Class A(a) .................................................. 7,314 433,355
PTC, Inc.(a) ........................................................... 3,562 643,511
Zoom Video Communications, Inc., Class A(a) .................................. 7,773 542,089
6,185,260
Technology Hardware, Storage & Peripherals (7.0%):
NetApp, Inc. .......................................................... 6,072 749,953
Seagate Technology Holdings PLC .......................................... 6,233 682,700
Western Digital Corp.(a) .................................................. 10,184 695,465
2,128,118
Utilities (1.5%):
Alliant Energy Corp. .................................................... 7,606 461,608
Total Common Stocks (Cost $26,474,517) 30,397,504
Total Investments (Cost $26,474,517) — 99.7% 30,397,504
Other assets in excess of liabilities — 0.3% 77,133
NET ASSETS - 100.00% $ 30,474,637
At September 30, 2024, the Fund's investments in foreign securities were 11.0% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios II
VictoryShares THB Mid Cap ETF

(Unaudited)
Security Description Shares Value
Common Stocks (99.8%)
Aerospace & Defense (3.1%):
HEICO Corp. .......................................................... 13,187 $ 3,448,137
Building Products (6.6%):
Carlisle Cos., Inc. ....................................................... 9,832 4,421,942
Simpson Manufacturing Co., Inc. ........................................... 14,695 2,810,713
7,232,655
Commercial Services & Supplies (2.5%):
Rollins, Inc. ........................................................... 55,185 2,791,257
Construction & Engineering (3.3%):
EMCOR Group, Inc. .................................................... 8,411 3,621,188
Consumer Discretionary (16.5%):
D.R. Horton, Inc. ....................................................... 27,011 5,152,888
NVR, Inc. (a) .......................................................... 537 5,268,937
Pool Corp. ............................................................ 11,096 4,180,973
Ross Stores, Inc. ....................................................... 24,527 3,691,559
18,294,357
Consumer Staples (7.0%):
Casey's General Stores, Inc. ............................................... 9,398 3,530,923
Ingredion, Inc. ......................................................... 30,488 4,189,966
7,720,889
Financials (7.9%):
Brown & Brown, Inc. .................................................... 41,772 4,327,579
Houlihan Lokey, Inc. .................................................... 27,635 4,366,883
8,694,462
Ground Transportation (4.6%):
Landstar System, Inc. .................................................... 12,191 2,302,514
Old Dominion Freight Line, Inc. ............................................ 14,116 2,804,002
5,106,516
Health Care (9.6%):
Chemed Corp. ......................................................... 6,604 3,968,806
Hologic, Inc. (a) ........................................................ 42,372 3,451,623
West Pharmaceutical Services, Inc. .......................................... 10,743 3,224,619
10,645,048
Information Technology (11.1%):
Keysight Technologies, Inc. (a) ............................................. 27,942 4,440,822
PTC, Inc. (a) ........................................................... 21,444 3,874,073
Teledyne Technologies, Inc. (a) ............................................. 8,942 3,913,556
12,228,451
Machinery (13.9%):
Graco, Inc. ........................................................... 39,265 3,436,080
Lincoln Electric Holdings, Inc. ............................................. 13,123 2,519,878
The Toro Co. .......................................................... 29,888 2,592,186
Westinghouse Air Brake Technologies Corp. .................................... 23,182 4,213,792
Xylem, Inc. ........................................................... 18,092 2,442,963
15,204,899
Materials (6.9%):
CF Industries Holdings, Inc. ............................................... 45,868 3,935,475
NewMarket Corp. ...................................................... 6,770 3,736,295
7,671,770
Professional Services (3.2%):
CACI International, Inc. , Class A (a) ......................................... 7,099 3,581,871

Victory Portfolios II
VictoryShares THB Mid Cap ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Trading Companies & Distributors (3.6%):
Fastenal Co. ........................................................... 55,100 $ 3,935,242
Total Common Stocks (Cost $102,718,171) 110,176,742
Total Investments (Cost $102,718,171) — 99.8% 110,176,742
Other assets in excess of liabilities — 0.2% 244,143
NET ASSETS - 100.00% $ 110,420,885
(a) Non-income producing security.

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios II
VictoryShares Small Cap Free Cash Flow ETF

(Unaudited)
Security Description Shares Value
Common Stocks (99.8%)
Communication Services (8.3%):
Bumble, Inc. , Class A (a) .................................................. 155,883 $ 994,533
Cars.com, Inc. (a) ....................................................... 34,468 577,684
Getty Images Holdings, Inc. (a) ............................................. 34,801 132,592
Ibotta, Inc. , Class A (a) ................................................... 7,160 441,128
IDT Corp. , Class B ...................................................... 2,980 113,747
Magnite, Inc. (a) ........................................................ 44,001 609,414
Match Group, Inc. (a) .................................................... 35,203 1,332,081
Nexstar Media Group, Inc. ................................................ 8,826 1,459,379
PubMatic, Inc. , Class A (a) ................................................ 24,911 370,426
Scholastic Corp. ........................................................ 6,460 206,785
Shutterstock, Inc. ....................................................... 26,248 928,392
Spok Holdings, Inc. ..................................................... 4,674 70,390
TripAdvisor, Inc. (a) ..................................................... 76,234 1,104,631
Vimeo, Inc. (a) ......................................................... 36,735 185,512
Vivid Seats, Inc. , Class A (a) ............................................... 86,252 319,132
Yelp, Inc. (a) ........................................................... 45,092 1,581,827
ZoomInfo Technologies, Inc. (a) ............................................. 108,038 1,114,952
11,542,605
Consumer Discretionary (19.5%):
Abercrombie & Fitch Co. (a) ............................................... 8,368 1,170,683
Adtalem Global Education, Inc. (a) ........................................... 9,385 708,380
American Eagle Outfitters, Inc. ............................................. 41,432 927,662
American Public Education, Inc. (a) .......................................... 18,142 267,594
AMMO, Inc. (a) ........................................................ 23,849 34,104
Caleres, Inc. .......................................................... 20,677 683,375
Chegg, Inc. (a) ......................................................... 468,767 829,718
Coursera, Inc. (a) ....................................................... 65,201 517,696
Crocs, Inc. (a) .......................................................... 9,715 1,406,829
Designer Brands, Inc. , Class A ............................................. 109,454 807,771
Dillard's, Inc. , Class A ................................................... 5,741 2,202,764
Etsy, Inc. (a) ........................................................... 21,457 1,191,507
European Wax Center, Inc. , Class A (a) ........................................ 38,259 260,161
Flexsteel Industries, Inc. .................................................. 1,015 44,954
H&R Block, Inc. ....................................................... 14,914 947,785
Holley, Inc. (a) ......................................................... 19,331 57,026
J. Jill, Inc. ............................................................ 10,644 262,587
KB Home ............................................................ 10,484 898,374
Laureate Education, Inc. .................................................. 37,218 618,191
Lear Corp. ............................................................ 9,489 1,035,724
Monarch Casino & Resort, Inc. ............................................. 6,189 490,602
OneSpaWorld Holdings Ltd. ............................................... 23,565 389,058
Oxford Industries, Inc. ................................................... 8,300 720,108
Patrick Industries, Inc. ................................................... 6,115 870,593
Phinia, Inc. ........................................................... 15,176 698,551
RCI Hospitality Holdings, Inc. ............................................. 2,992 133,294
Rocky Brands, Inc. ...................................................... 4,188 133,430
Rush Street Interactive, Inc. (a) ............................................. 40,888 443,635
Smith Douglas Homes Corp. (a) ............................................. 8,154 308,058
Steven Madden Ltd. ..................................................... 14,555 713,049
Tapestry, Inc. .......................................................... 43,320 2,035,174
Target Hospitality Corp. (a) ................................................ 27,651 215,125
Taylor Morrison Home Corp. (a) ............................................ 18,156 1,275,641
Tri Pointe Homes, Inc. (a) ................................................. 28,299 1,282,228
Urban Outfitters, Inc. (a) .................................................. 21,554 825,734
Vista Outdoor, Inc. (a) .................................................... 44,942 1,760,828
27,167,993
Consumer Staples (2.1%):
Cal-Maine Foods, Inc. ................................................... 18,985 1,420,837
Olaplex Holdings, Inc. (a) ................................................. 111,691 262,474

Victory Portfolios II
VictoryShares Small Cap Free Cash Flow ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
The Andersons, Inc. ..................................................... 23,839 $ 1,195,288
2,878,599
Energy Equipment & Services (5.1%):
Cactus, Inc. , Class A ..................................................... 8,467 505,226
ChampionX Corp. ...................................................... 21,978 662,637
DMC Global, Inc. (a) .................................................... 9,783 126,983
Expro Group Holdings NV (a) .............................................. 21,596 370,803
Helix Energy Solutions Group, Inc. (a) ........................................ 53,073 589,110
Helmerich & Payne, Inc. .................................................. 19,525 593,951
Liberty Energy, Inc. ..................................................... 39,031 745,102
Newpark Resources, Inc. (a) ............................................... 14,152 98,073
NOV, Inc. ............................................................ 34,450 550,167
Patterson-UTI Energy, Inc. ................................................ 108,176 827,546
RPC, Inc. ............................................................ 81,801 520,254
Solaris Oilfield Infrastructure, Inc. , Class A .................................... 16,177 206,419
Tidewater, Inc. (a) ....................................................... 9,410 675,544
Weatherford International PLC ............................................. 6,893 585,354
7,057,169
Financials (0.5%):
Oscar Health, Inc. , Class A (a) .............................................. 36,405 772,150
Health Care (8.8%):
Alkermes PLC (a) ....................................................... 44,172 1,236,374
ANI Pharmaceuticals, Inc. (a) .............................................. 8,026 478,831
Biote Corp. , Class A (a) ................................................... 15,179 84,699
Catalyst Pharmaceuticals, Inc. (a) ............................................ 45,571 905,951
Collegium Pharmaceutical, Inc. (a) ........................................... 42,101 1,626,783
Cross Country Healthcare, Inc. (a) ........................................... 35,883 482,268
Definitive Healthcare Corp. (a) .............................................. 36,093 161,336
DocGo, Inc. (a) ......................................................... 40,803 135,466
Exelixis, Inc. (a) ........................................................ 39,618 1,028,087
Harmony Biosciences Holdings, Inc. (a) ....................................... 26,068 1,042,720
Jazz Pharmaceuticals PLC (a) .............................................. 19,312 2,151,550
Kewaunee Scientific Corp. (a) .............................................. 1,058 35,221
Pacira BioSciences, Inc. (a) ................................................ 99,842 1,502,622
Progyny, Inc. (a) ........................................................ 33,922 568,533
Puma Biotechnology, Inc. (a) ............................................... 30,670 78,208
Semler Scientific, Inc. (a) .................................................. 12,222 287,828
SIGA Technologies, Inc. .................................................. 57,894 390,784
Tactile Systems Technology, Inc. (a) .......................................... 9,341 136,472
12,333,733
Industrials (18.0%):
Alamo Group, Inc. ...................................................... 3,592 647,027
Allient, Inc. ........................................................... 4,184 79,454
Allison Transmission Holdings, Inc. ......................................... 11,859 1,139,294
Ameresco, Inc. , Class A (a) ................................................ 18,884 716,459
Argan, Inc. ........................................................... 12,006 1,217,769
Array Technologies, Inc. (a) ................................................ 112,678 743,675
Concentrix Corp. ....................................................... 15,815 810,519
Core & Main, Inc. , Class A (a) .............................................. 23,963 1,063,957
DNOW, Inc. (a) ........................................................ 62,706 810,789
Franklin Covey Co. (a) ................................................... 3,051 125,488
Gibraltar Industries, Inc. (a) ................................................ 10,635 743,706
GMS, Inc. (a) .......................................................... 9,548 864,762
Heartland Express, Inc. ................................................... 34,267 420,799
Heidrick & Struggles International, Inc. ....................................... 8,722 338,937
Hudson Technologies, Inc. (a) .............................................. 14,700 122,598
Hyster-Yale, Inc. ....................................................... 4,929 314,322
Insperity, Inc. .......................................................... 11,681 1,027,928
Janus International Group, Inc. (a) ........................................... 65,378 660,972
Karat Packaging, Inc. .................................................... 2,594 67,159

Victory Portfolios II
VictoryShares Small Cap Free Cash Flow ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Korn Ferry ........................................................... 12,649 $ 951,711
Legalzoom.com, Inc. (a) .................................................. 97,984 622,198
Liquidity Services, Inc. (a) ................................................. 4,581 104,447
LSI Industries, Inc. ...................................................... 4,037 65,198
Lyft, Inc. , Class A (a) .................................................... 76,106 970,352
Mayville Engineering Co., Inc. (a) ........................................... 4,787 100,910
MRC Global, Inc. (a) ..................................................... 25,381 323,354
Mueller Industries, Inc. ................................................... 19,778 1,465,550
NEXTracker, Inc. , Class A (a) .............................................. 29,092 1,090,368
Pangaea Logistics Solutions Ltd. ............................................ 6,730 48,658
Powell Industries, Inc. ................................................... 3,251 721,689
Preformed Line Products Co. .............................................. 1,127 144,346
Quanex Building Products Corp. ............................................ 21,085 585,109
Safe Bulkers, Inc. ....................................................... 32,146 166,516
Sterling Infrastructure, Inc. (a) .............................................. 7,718 1,119,264
TaskUS, Inc. , Class A (a) .................................................. 15,107 195,182
Taylor Devices, Inc. (a) ................................................... 608 30,351
Tennant Co. ........................................................... 7,484 718,763
Terex Corp. ........................................................... 25,073 1,326,612
Titan International, Inc. (a) ................................................. 37,120 301,786
UFP Industries, Inc. ..................................................... 7,086 929,754
Upwork, Inc. (a) ........................................................ 90,012 940,625
Virco Mfg. Corp. ....................................................... 14,662 202,482
Willdan Group, Inc. (a) ................................................... 2,250 92,137
25,132,976
Information Technology (9.5%):
8x8, Inc. (a) ........................................................... 60,210 122,828
A10 Networks, Inc. ..................................................... 24,495 353,708
Amdocs Ltd. .......................................................... 12,364 1,081,603
Aviat Networks, Inc. (a) ................................................... 6,083 131,575
Bel Fuse, Inc. , Class B ................................................... 3,686 289,388
Clear Secure, Inc. , Class A ................................................ 48,103 1,594,133
Climb Global Solutions, Inc. ............................................... 699 69,579
Daktronics, Inc. (a) ...................................................... 51,476 664,555
Digi International, Inc. (a) ................................................. 6,698 184,396
Dropbox, Inc. , Class A (a) ................................................. 70,945 1,804,131
FARO Technologies, Inc. (a) ............................................... 3,847 73,632
Inseego Corp. (a) ....................................................... 4,765 77,812
Photronics, Inc. (a) ...................................................... 50,262 1,244,487
Progress Software Corp. .................................................. 11,336 763,706
RingCentral, Inc. , Class A (a) ............................................... 39,479 1,248,721
TD SYNNEX Corp. ..................................................... 14,131 1,696,851
The Hackett Group, Inc. .................................................. 3,866 101,560
Twilio, Inc. , Class A (a) ................................................... 19,654 1,281,834
Viant Technology, Inc. , Class A (a) ........................................... 9,203 101,877
Zuora, Inc. , Class A (a) ................................................... 48,544 418,449
13,304,825
Materials (4.7%):
Alpha Metallurgical Resources, Inc. .......................................... 3,613 853,318
Arch Resources, Inc. .................................................... 8,420 1,163,307
Cleveland-Cliffs, Inc. (a) .................................................. 81,491 1,040,640
Gatos Silver, Inc. (a) ..................................................... 22,454 338,606
Haynes International, Inc. ................................................. 4,123 245,484
Metallus, Inc. (a) ........................................................ 11,156 165,444
NewMarket Corp. ...................................................... 1,992 1,099,365
Olympic Steel, Inc. ...................................................... 4,838 188,682
Ramaco Resources, Inc. , Class A ............................................ 57,538 673,195
Universal Stainless & Alloy Products, Inc. (a) ................................... 4,632 178,934
Warrior Met Coal, Inc. ................................................... 10,626 679,001
6,625,976

Victory Portfolios II
VictoryShares Small Cap Free Cash Flow ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Oil, Gas & Consumable Fuels (23.2%):
Amplify Energy Corp. (a) ................................................. 14,090 $ 92,008
Antero Midstream Corp. .................................................. 46,059 693,188
APA Corp. ............................................................ 42,171 1,031,503
Ardmore Shipping Corp. .................................................. 65,550 1,186,455
Berry Corp. ........................................................... 80,718 414,890
California Resources Corp. ................................................ 25,880 1,357,923
Centrus Energy Corp. , Class A (a) ........................................... 14,695 806,021
Chord Energy Corp. ..................................................... 12,063 1,570,964
Civitas Resources, Inc. ................................................... 28,755 1,457,016
CONSOL Energy, Inc. ................................................... 12,073 1,263,439
Crescent Energy Co. , Class A .............................................. 119,104 1,304,189
CVR Energy, Inc. ....................................................... 36,623 843,428
Dorian LPG Ltd. ....................................................... 44,059 1,516,511
Evolution Petroleum Corp. ................................................ 6,072 32,242
FutureFuel Corp. ....................................................... 12,952 74,474
Gran Tierra Energy, Inc. (a) ................................................ 15,473 97,016
HF Sinclair Corp. ....................................................... 20,386 908,604
International Seaways, Inc. ................................................ 38,167 1,967,890
Magnolia Oil & Gas Corp. , Class A .......................................... 34,618 845,371
Matador Resources Co. ................................................... 14,078 695,735
Murphy Oil Corp. ...................................................... 32,287 1,089,363
Northern Oil & Gas, Inc. .................................................. 24,092 853,098
Ovintiv, Inc. .......................................................... 28,896 1,107,006
Permian Resources Corp. ................................................. 87,634 1,192,699
Range Resources Corp. ................................................... 20,014 615,631
REX American Resources Corp. (a) .......................................... 6,256 289,590
Riley Exploration Permian, Inc. ............................................. 7,450 197,350
Ring Energy, Inc. (a) ..................................................... 40,791 65,266
Scorpio Tankers, Inc. .................................................... 31,183 2,223,348
Sitio Royalties Corp. , Class A .............................................. 38,552 803,424
SM Energy Co. ........................................................ 29,257 1,169,402
Talos Energy, Inc. (a) ..................................................... 63,777 660,092
Teekay Tankers Ltd. , Class A ............................................... 26,848 1,563,896
VAALCO Energy, Inc. ................................................... 41,911 240,569
Vital Energy, Inc. (a) ..................................................... 22,822 613,912
World Kinect Corp. ..................................................... 49,093 1,517,465
32,360,978
Utilities (0.1%):
Consolidated Water Co. Ltd. , Class OR ....................................... 3,342 84,252
Total Common Stocks (Cost $137,769,288) 139,261,256
Total Investments (Cost $137,769,288) — 99.8% 139,261,256
Other assets in excess of liabilities — 0.2% 345,006
NET ASSETS - 100.00% $ 139,606,262
(a) Non-income producing security.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 3 12/20/24 $ 332,353 $ 337,380 $ 5,027
Total unrealized appreciation $ 5,027
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 5,027

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios II
VictoryShares Free Cash Flow ETF

(Unaudited)
Security Description Shares Value
Common Stocks (99.8%)
Consumer Discretionary (18.9%):
Airbnb, Inc. , Class A (a) .................................................. 216,056 $ 27,398,061
Booking Holdings, Inc. ................................................... 6,317 26,607,962
Expedia Group, Inc. (a) ................................................... 268,916 39,804,946
Lennar Corp. , Class A .................................................... 113,827 21,340,286
PulteGroup, Inc. ........................................................ 151,038 21,678,484
Toll Brothers, Inc. ...................................................... 130,236 20,120,160
TopBuild Corp. (a) ...................................................... 29,623 12,050,933
Williams-Sonoma, Inc. ................................................... 117,605 18,219,367
187,220,199
Energy (23.0%):
Chevron Corp. ......................................................... 158,144 23,289,867
ConocoPhillips Co. ..................................................... 162,455 17,103,262
Coterra Energy, Inc. ..................................................... 469,296 11,239,639
Devon Energy Corp. ..................................................... 391,614 15,319,940
Diamondback Energy, Inc. ................................................ 102,118 17,605,143
EOG Resources, Inc. .................................................... 114,974 14,133,754
EQT Corp. ............................................................ 244,995 8,976,617
Exxon Mobil Corp. ..................................................... 199,056 23,333,344
Halliburton Co. ........................................................ 376,607 10,940,433
Marathon Oil Corp. ..................................................... 481,574 12,824,316
Marathon Petroleum Corp. ................................................ 119,250 19,427,018
Occidental Petroleum Corp. ............................................... 225,887 11,642,216
Phillips 66 Co. ......................................................... 83,171 10,932,828
Schlumberger NV ...................................................... 279,071 11,707,028
Valero Energy Corp. ..................................................... 142,711 19,270,266
227,745,671
Health Care (25.0%):
Amgen, Inc. ........................................................... 94,295 30,382,792
United Therapeutics Corp. (a) .............................................. 40,080 14,362,668
Cardinal Health, Inc. .................................................... 215,569 23,824,686
Cencora, Inc. .......................................................... 75,345 16,958,653
Centene Corp. (a) ....................................................... 335,000 25,218,800
Elevance Health, Inc. .................................................... 53,423 27,779,960
McKesson Corp. ....................................................... 46,672 23,075,570
Molina Healthcare, Inc. (a) ................................................ 48,091 16,570,235
The Cigna Group ....................................................... 104,144 36,079,647
Merck & Co., Inc. ...................................................... 291,936 33,152,252
247,405,263
Industrials (11.4%):
Delta Air Lines, Inc. ..................................................... 500,504 25,420,598
EMCOR Group, Inc. .................................................... 32,398 13,948,311
Owens Corning ........................................................ 94,963 16,762,869
PACCAR, Inc. ......................................................... 262,347 25,888,402
Paychex, Inc. .......................................................... 134,405 18,035,807
Snap-on, Inc. .......................................................... 45,914 13,301,745
113,357,732
Information Technology (15.9%):
AppLovin Corp. , Class A (a) ............................................... 141,932 18,529,223
DocuSign, Inc. (a) ....................................................... 287,936 17,877,946
EPAM Systems, Inc. (a) ................................................... 53,697 10,687,314
F5, Inc. (a) ............................................................ 66,779 14,704,736
Gen Digital, Inc. ....................................................... 533,496 14,633,795
NetApp, Inc. .......................................................... 136,543 16,864,426
QUALCOMM, Inc. ..................................................... 192,905 32,803,495
Zoom Video Communications, Inc. , Class A (a) .................................. 448,375 31,269,673
157,370,608

Victory Portfolios II
VictoryShares Free Cash Flow ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Materials (0.2%):
Smurfit WestRock PLC ................................................... 42,478 $ 2,099,263
Utilities (5.4%):
NRG Energy, Inc. ....................................................... 272,377 24,813,544
Vistra Corp. ........................................................... 243,068 28,813,281
53,626,825
Total Common Stocks (Cost $954,732,885) 988,825,561
Total Investments (Cost $954,732,885) — 99.8% 988,825,561
Other assets in excess of liabilities — 0.2% 1,683,520
NET ASSETS - 100.00% $ 990,509,081
(a) Non-income producing security.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 6 12/20/24 $ 1,723,105 $ 1,744,275 $ 21,170
Total unrealized appreciation $ 21,170
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 21,170

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Security Description Principal Amount Value
Asset-Backed Securities (32.6%)
ABS Auto (19.7%):
Ally Auto Receivables Trust ...............................................
Series 2023-1, Class B, 5.76%, 1/15/29, Callable 2/15/27 @ 100(a) ............... $ 1,000,000 $ 1,030,095
Series 2023-1, Class D, 6.74%, 4/15/34, Callable 2/15/27 @ 100(a) ............... 422,000 435,771
Series 2023-A, Class C, 6.08%, 1/17/34, Callable 6/15/27 @ 100(a) ............... 1,000,000 1,023,682
Series 2023-A, Class D, 7.33%, 1/17/34, Callable 6/15/27 @ 100(a) ............... 667,000 700,019
American Credit Acceptance Receivables Trust .................................
Series 2021-4, Class E, 3.12%, 2/14/28, Callable 4/13/25 @ 100(a) ............... 500,000 493,942
Series 2023-1, Class B, 5.38%, 5/12/27, Callable 4/12/26 @ 100(a) ............... 397,126 397,135
Series 2023-2, Class C, 5.96%, 8/13/29, Callable 3/12/26 @ 100(a) ............... 1,000,000 1,003,405
AmeriCredit Automobile Receivables Trust ....................................
Series 2020-3, Class D, 1.49%, 9/18/26, Callable 5/18/25 @ 100 ................. 500,000 489,445
Series 2021-1, Class D, 1.21%, 12/18/26, Callable 6/18/25 @ 100 ................ 1,000,000 972,767
Series 2021-2, Class C, 1.01%, 1/19/27, Callable 1/18/26 @ 100 ................. 1,000,000 972,078
ARI Fleet Lease Trust ....................................................
Series 2022-A, Class A2, 3.12%, 1/15/31, Callable 5/15/25 @ 100(a) .............. 50,814 50,736
Series 2022-A, Class A3, 3.43%, 1/15/31, Callable 5/15/25 @ 100(a) .............. 762,000 755,363
Series 2024-B, Class A3, 5.26%, 4/15/33, Callable 9/15/27 @ 100(a) .............. 1,350,000 1,382,203
Series 2024-B, Class B, 5.39%, 4/15/33, Callable 9/15/27 @ 100(a) ............... 275,000 282,144
Series 2024-B, Class C, 5.55%, 4/15/33, Callable 9/15/27 @ 100(a) ............... 344,000 354,762
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2022-5A, Class B, 7.09%, 4/20/27(a) ................................ 1,000,000 1,026,743
Series 2023-5A, Class B, 6.12%, 4/20/28(a) ................................ 1,000,000 1,025,303
CarMax Auto Owner Trust ................................................
Series 2021-2, Class A3, 0.52%, 2/17/26, Callable 5/15/25 @ 100 ................ 1,275 1,270
Series 2021-3, Class D, 1.50%, 1/18/28, Callable 9/15/25 @ 100 ................. 1,370,000 1,320,824
Series 2021-4, Class D, 1.48%, 3/15/28, Callable 11/15/25 @ 100 ................ 250,000 239,637
Series 2023-2, Class C, 5.57%, 11/15/28, Callable 1/15/27 @ 100 ................ 1,000,000 1,020,106
Series 2023-4, Class D, 7.16%, 4/15/30, Callable 4/15/27 @ 100 ................. 1,000,000 1,057,274
Series 2024-1, Class C, 5.47%, 8/15/29, Callable 6/15/27 @ 100 ................. 1,000,000 1,023,373
Carvana Auto Receivables Trust ............................................
Series 2020-P1, Class D, 1.82%, 9/8/27, Callable 12/8/25 @ 100 ................. 500,000 480,199
Series 2021-N1, Class A, 0.70%, 1/10/28, Callable 5/10/26 @ 100 ................ 213,934 206,917
Series 2021-N1, Class C, 1.30%, 1/10/28, Callable 5/10/26 @ 100 ................ 251,026 241,201
Series 2021-N4, Class C, 1.72%, 9/11/28, Callable 8/10/27 @ 100 ................ 175,302 167,517
Chase Auto Owner Trust ..................................................
Series 2023-AA, Class D, 6.85%, 6/25/31, Callable 11/25/27 @ 100(a) ............ 1,878,000 1,991,738
Series 2024-2A, Class D, 6.15%, 8/25/31, Callable 10/25/27 @ 100(a) ............. 805,000 835,538
Series 2024-5A, Class D, 4.97%, 1/26/32, Callable 8/25/28 @ 100(a) .............. 356,000 353,438
Chesapeake Funding II LLC ...............................................
Series 2023-1A, Class B, 5.59%, 5/15/35, Callable 5/15/26 @ 100(a) .............. 176,000 177,918
Series 2023-1A, Class C, 6.07%, 5/15/35, Callable 5/15/26 @ 100(a) .............. 200,000 203,356
Series 2023-1A, Class D, 6.69%, 5/15/35, Callable 5/15/26 @ 100(a) .............. 375,000 381,922
Series 2023-2A, Class B, 5.97%, 10/15/35, Callable 11/15/26 @ 100(a) ............ 791,000 816,307
Series 2023-2A, Class C, 6.15%, 10/15/35, Callable 11/15/26 @ 100(a) ............ 765,000 792,289
Series 2024-1A, Class C, 5.60%, 5/15/36, Callable 7/15/27 @ 100(a) .............. 600,000 615,676
Citizens Auto Receivables Trust ............................................
Series 2023-1, Class A4, 5.78%, 10/15/30, Callable 2/15/27 @ 100(a) ............. 2,000,000 2,067,518
Series 2023-2, Class A4, 5.74%, 10/15/30, Callable 4/15/27 @ 100(a) ............. 1,000,000 1,031,805
Series 2024-1, Class A4, 5.03%, 10/15/30, Callable 7/15/27 @ 100(a) ............. 1,000,000 1,018,371
CPS Auto Receivables Trust, Series 2022-D, Class B, 6.84%, 1/16/29, Callable 2/15/27 @
100(a) ........................................................... 1,500,000 1,507,651
Credit Acceptance Auto Loan Trust ..........................................
Series 2021-4, Class A, 1.26%, 10/15/30, Callable 3/15/25 @ 100(a) .............. 45,295 45,152
Series 2021-4, Class B, 1.74%, 12/16/30, Callable 3/15/25 @ 100(a) .............. 320,000 317,301
Series 2022-1A, Class B, 4.95%, 8/16/32, Callable 1/15/26 @ 100(a) .............. 1,000,000 997,700
Series 2022-3A, Class C, 8.45%, 2/15/33, Callable 9/15/26 @ 100(a) .............. 1,050,000 1,095,633
Series 2023-1A, Class B, 7.02%, 5/16/33, Callable 11/15/26 @ 100(a) ............. 1,000,000 1,029,397
Series 2023-1A, Class C, 7.71%, 7/15/33, Callable 11/15/26 @ 100(a) ............. 25,000 26,179
Series 2023-2A, Class C, 7.15%, 9/15/33, Callable 10/15/26 @ 100(a) ............. 1,000,000 1,035,772
Series 2023-3A, Class C, 7.62%, 12/15/33, Callable 3/15/27 @ 100(a) ............. 977,000 1,028,233
Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29, Callable 8/15/25 @ 100 1,763,575 1,726,309
DT Auto Owner Trust, Series 2020-3A, Class E, 3.62%, 10/15/27, Callable 2/15/25 @ 100(a) 500,000 497,306

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Ent Auto Receivables Trust ................................................
Series 2023-1A, Class A4, 6.26%, 11/15/29, Callable 1/15/28 @ 100(a) ............ $ 1,510,000 $ 1,569,986
Series 2023-1A, Class B, 6.45%, 1/15/30, Callable 1/15/28 @ 100(a) .............. 400,000 419,092
Series 2023-1A, Class C, 6.77%, 4/15/30, Callable 1/15/28 @ 100(a) .............. 327,600 341,315
Enterprise Fleet Financing LLC .............................................
Series 2022-2, Class A2, 4.65%, 5/21/29, Callable 7/20/25 @ 100(a) .............. 299,929 299,492
Series 2022-3, Class A3, 4.29%, 7/20/29, Callable 3/20/26 @ 100(a) .............. 1,444,000 1,439,631
Series 2022-4, Class A3, 5.65%, 10/22/29, Callable 5/20/26 @ 100(a) ............. 1,000,000 1,021,516
Series 2023-2, Class A2, 5.56%, 4/22/30, Callable 2/20/27 @ 100(a) .............. 762,186 769,395
Series 2024-1, Class A3, 5.16%, 9/20/30, Callable 6/20/27 @ 100(a) .............. 1,000,000 1,025,925
Series 2024-2, Class A4, 5.69%, 12/20/30, Callable 1/20/28 @ 100(a) ............. 668,000 695,425
Exeter Automobile Receivables Trust .........................................
Series 2020-1A, Class E, 3.74%, 1/15/27, Callable 10/15/24 @ 100(a) ............. 750,000 749,316
Series 2020-2A, Class E, 7.19%, 9/15/27, Callable 1/15/25 @ 100(a) .............. 2,229,963 2,239,722
Series 2021-4A, Class C, 1.46%, 10/15/27, Callable 4/15/26 @ 100 ............... 218,417 217,461
Series 2022-5A, Class C, 6.51%, 12/15/27, Callable 2/15/27 @ 100 ............... 1,000,000 1,008,221
FCCU Auto Receivables Trust ..............................................
Series 2024-1A, Class A4, 5.46%, 4/15/30, Callable 5/15/28 @ 100(a) ............. 1,212,000 1,251,246
Series 2024-1A, Class B, 5.71%, 7/15/30, Callable 5/15/28 @ 100(a) .............. 1,142,000 1,185,546
Series 2024-1A, Class C, 6.00%, 10/15/30, Callable 5/15/28 @ 100(a) ............. 334,286 342,489
Series 2024-1A, Class D, 6.78%, 7/15/32, Callable 5/15/28 @ 100(a) .............. 567,778 583,762
First Investors Auto Owner Trust, Series 2023-1A, Class C, 6.81%, 12/17/29, Callable 6/15/27
@ 100(a) ......................................................... 1,000,000 1,050,205
Flagship Credit Auto Trust ................................................
Series 2019-3, Class E, 3.84%, 12/15/26, Callable 2/15/25 @ 100(a) .............. 350,000 348,569
Series 2019-4, Class E, 4.11%, 3/15/27, Callable 3/15/25 @ 100(a) ............... 1,500,000 1,482,884
Series 2021-2, Class D, 1.59%, 6/15/27, Callable 6/15/26 @ 100(a) ............... 1,750,000 1,671,745
Series 2021-4, Class B, 1.49%, 2/15/27, Callable 12/15/26 @ 100(a) .............. 976,170 966,461
Series 2021-4, Class C, 1.96%, 12/15/27, Callable 12/15/26 @ 100(a) ............. 1,000,000 969,747
Ford Credit Auto Lease Trust ..............................................
Series 2023-A, Class C, 5.54%, 12/15/26, Callable 8/15/25 @ 100 ................ 360,000 362,082
Series 2023-B, Class C, 6.43%, 4/15/27, Callable 4/15/26 @ 100 ................. 786,000 805,371
Ford Credit Auto Owner Trust ..............................................
Series 2023-1, Class B, 5.29%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 822,000 838,872
Series 2023-1, Class C, 5.58%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 1,000,000 1,017,246
Series 2023-1, Class D, 6.26%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 2,290,000 2,341,812
Foursight Capital Automobile Receivables Trust .................................
Series 2021-2, Class E, 3.35%, 10/15/27, Callable 3/15/25 @ 100(a) .............. 250,000 247,489
Series 2022-1, Class A3, 1.83%, 12/15/26, Callable 8/15/25 @ 100(a) ............. 70,055 70,055
Series 2022-1, Class B, 2.15%, 5/17/27, Callable 8/15/25 @ 100(a) ............... 1,000,000 993,389
Series 2022-2, Class A3, 4.59%, 6/15/27, Callable 2/15/26 @ 100(a) .............. 417,562 417,064
Series 2023-1, Class B, 5.35%, 3/15/28, Callable 10/15/26 @ 100(a) .............. 626,000 627,416
Series 2024-1, Class B, 5.55%, 5/15/29, Callable 9/15/26 @ 100(a) ............... 714,000 719,189
GECU Auto Receivables Trust .............................................
Series 2023-1A, Class A4, 5.79%, 10/15/29, Callable 6/15/28 @ 100(a) ............ 1,000,000 1,037,139
Series 2023-1A, Class B, 5.87%, 1/15/30, Callable 6/15/28 @ 100(a) .............. 415,000 432,301
Series 2023-1A, Class C, 6.33%, 4/15/30, Callable 6/15/28 @ 100(a) .............. 250,000 259,472
GLS Auto Receivables Issuer Trust ..........................................
Series 2022-2A, Class B, 4.70%, 9/15/26(a) ................................ 304,445 304,234
Series 2023-1A, Class D, 7.01%, 1/16/29, Callable 4/15/27 @ 100(a) .............. 750,000 771,883
Series 2024-2A, Class B, 5.77%, 11/15/28(a) ............................... 667,000 678,856
GLS Auto Select Receivables Trust ..........................................
Series 2023-2A, Class D, 8.22%, 2/18/31, Callable 8/15/28 @ 100(a) .............. 1,000,000 1,096,530
Series 2024-1A, Class C, 5.69%, 3/15/30, Callable 10/15/28 @ 100(a) ............. 500,000 511,570
GM Financial Automobile Leasing Trust, Series 2023-2, Class B, 5.54%, 5/20/27, Callable
11/20/25 @ 100 .................................................... 417,000 420,428
GTE Auto Receivables Trust ...............................................
Series 2023-1, Class A3, 5.18%, 3/15/28, Callable 10/15/26 @ 100(a) ............. 1,000,000 1,002,801
Series 2023-1, Class A4, 5.12%, 4/16/29, Callable 10/15/26 @ 100(a) ............. 1,000,000 1,010,424
Series 2023-1, Class B, 5.39%, 8/15/29, Callable 10/15/26 @ 100(a) .............. 500,000 508,058
Hertz Vehicle Financing III LLC ............................................
Series 2022-1A, Class A, 1.99%, 6/25/26, Callable 6/25/25 @ 100(a) .............. 1,000,000 985,028
Series 2022-1A, Class B, 2.19%, 6/25/26, Callable 6/25/25 @ 100(a) .............. 1,000,000 980,927
Series 2023-1A, Class C, 6.91%, 6/25/27(a) ................................ 1,000,000 1,008,609

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Hertz Vehicle Financing LLC, Series 2021-1A, Class D, 3.98%, 12/26/25(a) ............. $ 750,000 $ 744,621
JPMorgan Chase Bank NA ................................................
Series 2021-2, Class D, 1.14%, 12/26/28, Callable 9/25/25 @ 100(a) .............. 23,886 23,768
Series 2021-3, Class B, 0.76%, 2/26/29, Callable 4/25/25 @ 100(a) ............... 65,412 64,475
LAD Auto Receivables Trust ...............................................
Series 2021-1A, Class B, 1.94%, 11/16/26, Callable 12/15/25 @ 100(a) ............ 1,258,723 1,253,328
Series 2021-1A, Class C, 2.35%, 4/15/27, Callable 12/15/25 @ 100(a) ............. 1,000,000 982,606
Series 2022-1A, Class A, 5.21%, 6/15/27, Callable 9/15/26 @ 100(a) .............. 223,032 222,995
Series 2022-1A, Class B, 5.87%, 9/15/27, Callable 9/15/26 @ 100(a) .............. 800,000 806,622
Series 2023-1A, Class D, 7.30%, 6/17/30, Callable 3/15/27 @ 100(a) .............. 453,000 470,895
Series 2023-2A, Class D, 6.30%, 2/15/31, Callable 6/15/27 @ 100(a) .............. 350,000 358,355
Lobel Automobile Receivables Trust, Series 2023-1, Class A, 6.97%, 7/15/26, Callable 2/15/26
@ 100(a) ......................................................... 265,311 265,786
Merchants Fleet Funding LLC ..............................................
Series 2023-1A, Class A, 7.21%, 5/20/36, Callable 5/20/26 @ 100(a) .............. 835,481 846,138
Series 2024-1A, Class A, 5.82%, 4/20/37, Callable 9/20/27 @ 100(a) .............. 1,200,000 1,219,639
Series 2024-1A, Class B, 5.95%, 4/20/37, Callable 9/20/27 @ 100(a) .............. 1,500,000 1,537,864
Series 2024-1A, Class C, 6.18%, 4/20/37, Callable 9/20/27 @ 100(a) .............. 2,000,000 2,058,549
Series 2024-1A, Class D, 6.85%, 4/20/37, Callable 9/20/27 @ 100(a) .............. 1,277,000 1,317,998
Navistar Financial Dealer Note Master Owner Trust ..............................
Series 2024-1, Class A, 5.59%, 4/25/29(a) ................................. 1,000,000 1,016,943
Series 2024-1, Class B, 5.79%, 4/25/29(a) ................................. 390,000 396,354
Series 2024-1, Class C, 6.13%, 4/25/29(a) ................................. 633,000 643,099
Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A, 6.18%,
8/25/28(a) ........................................................ 413,793 419,369
OCCU Auto Receivables Trust .............................................
Series 2022-1A, Class C, 6.52%, 11/15/29, Callable 8/15/27 @ 100(a) ............. 500,000 516,454
Series 2023-1A, Class A4, 6.29%, 9/17/29, Callable 9/15/27 @ 100(a) ............. 925,000 963,584
Series 2023-1A, Class B, 6.51%, 9/17/29, Callable 9/15/27 @ 100(a) .............. 1,000,000 1,051,927
Series 2023-1A, Class C, 6.82%, 9/17/29, Callable 9/15/27 @ 100(a) .............. 1,000,000 1,046,073
Series 2023-1A, Class D, 7.88%, 12/15/31, Callable 9/15/27 @ 100(a) ............. 1,000,000 1,057,651
Oscar US Funding XII LLC, Series 2021-1A, Class A4, 1.00%, 4/10/28, Callable 2/10/25 @
100(a) ........................................................... 1,548,550 1,514,485
Oscar US Funding XIV LLC ...............................................
Series 2022-1A, Class A3, 2.30%, 4/10/26, Callable 4/10/26 @ 100(a) ............. 373,810 371,642
Series 2022-1A, Class A4, 2.82%, 4/10/29, Callable 4/10/26 @ 100(a) ............. 150,000 146,747
Oscar US Funding XVII LLC, Series 2024-2A, Class A3, 4.47%, 3/12/29, Callable 6/10/27 @
100(a) ........................................................... 1,000,000 999,916
PenFed Auto Receivables Owner Trust ........................................
Series 2022-A, Class A4, 4.18%, 12/15/28, Callable 2/15/26 @ 100(a) ............. 1,000,000 995,468
Series 2022-A, Class B, 4.60%, 12/15/28, Callable 2/15/26 @ 100(a) .............. 452,000 451,264
Series 2022-A, Class C, 4.83%, 12/15/28, Callable 2/15/26 @ 100(a) .............. 917,000 908,015
Prestige Auto Receivables Trust ............................................
Series 2023-1A, Class C, 5.65%, 2/15/28, Callable 4/15/27 @ 100(a) .............. 1,000,000 1,005,200
Series 2023-2A, Class C, 7.12%, 8/15/29, Callable 4/15/28 @ 100(a) .............. 2,000,000 2,080,124
Santander Bank Auto Credit-Linked Notes .....................................
Series 2022-A, Class B, 5.28%, 5/15/32, Callable 1/15/26 @ 100(a) ............... 248,836 248,326
Series 2022-A, Class C, 7.38%, 5/15/32, Callable 1/15/26 @ 100(a) ............... 135,532 135,407
Series 2022-A, Class D, 9.97%, 5/15/32, Callable 1/15/26 @ 100(a) ............... 350,000 362,013
Series 2022-B, Class B, 5.72%, 8/16/32, Callable 5/15/26 @ 100(a) ............... 88,129 88,141
Series 2022-C, Class B, 6.45%, 12/15/32, Callable 12/15/26 @ 100(a) ............. 263,139 264,557
Series 2022-C, Class C, 6.99%, 12/15/32, Callable 12/15/26 @ 100(a) ............. 263,139 265,014
Series 2022-C, Class D, 8.20%, 12/15/32, Callable 12/15/26 @ 100(a) ............. 220,236 222,250
Series 2022-C, Class E, 11.37%, 12/15/32, Callable 12/15/26 @ 100(a) ............ 157,883 160,223
Series 2023-A, Class C, 6.74%, 6/15/33, Callable 7/15/27 @ 100(a) ............... 88,333 88,973
Series 2023-A, Class D, 7.08%, 6/15/33, Callable 7/15/27 @ 100(a) ............... 357,828 360,480
Series 2023-B, Class C, 5.93%, 12/15/33, Callable 10/15/27 @ 100(a) ............. 481,050 484,972
Series 2023-B, Class D, 6.66%, 12/15/33, Callable 10/15/27 @ 100(a) ............. 1,443,149 1,465,191
Santander Bank NA, Series 2021-1A, Class B, 1.83%, 12/15/31, Callable 9/15/25 @ 100(a) .. 22,929 22,812
SCCU Auto Receivables Trust ..............................................
Series 2023-1A, Class A4, 5.70%, 8/15/29, Callable 11/15/27 @ 100(a) ............ 1,800,000 1,861,056
Series 2023-1A, Class B, 6.08%, 11/15/29, Callable 11/15/27 @ 100(a) ............ 750,000 783,647
Series 2023-1A, Class C, 6.61%, 3/15/30, Callable 11/15/27 @ 100(a) ............. 1,500,000 1,562,849
Series 2023-1A, Class D, 7.34%, 11/17/31, Callable 11/15/27 @ 100(a) ............ 1,000,000 1,043,427

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A, Class C, 5.97%, 2/20/31, Callable 10/20/27 @ 100(a) ............. $ 903,000 $ 933,018
Series 2024-1A, Class B, 5.38%, 1/21/31, Callable 1/20/28 @ 100(a) .............. 840,000 867,358
Series 2024-1A, Class C, 5.51%, 1/20/32, Callable 1/20/28 @ 100(a) .............. 500,000 513,630
Series 2024-2A, Class B, 5.41%, 8/20/30, Callable 1/20/28 @ 100(a) .............. 929,000 962,934
Tesla Auto Lease Trust ...................................................
Series 2023-A, Class B, 6.41%, 7/20/27, Callable 7/20/25 @ 100(a) ............... 1,500,000 1,523,129
Series 2023-B, Class B, 6.57%, 8/20/27, Callable 10/20/25 @ 100(a) .............. 675,000 690,027
Tesla Electric Vehicle Trust ................................................
Series 2023-1, Class A4, 5.38%, 2/20/29, Callable 6/20/27 @ 100(a) .............. 1,350,000 1,385,165
Series 2023-1, Class B, 5.82%, 5/20/31, Callable 6/20/27 @ 100(a) ............... 1,300,000 1,335,087
Toyota Lease Owner Trust, Series 2023-A, Class A4, 5.05%, 8/20/27, Callable 9/20/25 @
100(a) ........................................................... 1,333,000 1,340,174
U.S. Bank NA, Series 2023-1, Class B, 6.79%, 8/25/32, Callable 10/25/26 @ 100(a) ....... 3,075,136 3,121,472
United Auto Credit Securitization Trust .......................................
Series 2023-1, Class C, 6.28%, 7/10/28, Callable 12/10/26 @ 100(a) .............. 2,000,000 2,007,206
Series 2024-1, Class B, 6.57%, 6/10/27(a) ................................. 1,500,000 1,518,014
Veridian Auto Receivables Trust ............................................
Series 2023-1A, Class A3, 5.56%, 3/15/28, Callable 5/15/27 @ 100(a) ............. 1,000,000 1,007,597
Series 2023-1A, Class A4, 5.59%, 12/15/28, Callable 5/15/27 @ 100(a) ............ 1,000,000 1,020,680
Series 2023-1A, Class B, 5.86%, 4/16/29, Callable 5/15/27 @ 100(a) .............. 534,000 549,504
Series 2023-1A, Class C, 6.37%, 7/16/29, Callable 5/15/27 @ 100(a) .............. 1,000,000 1,026,070
VStrong Auto Receivables Trust ............................................
Series 2023-A, Class A3, 6.87%, 11/15/27(a) ............................... 500,000 508,072
Series 2023-A, Class B, 7.11%, 2/15/30, Callable 9/15/28 @ 100(a) ............... 1,000,000 1,036,889
Series 2024-A, Class B, 5.77%, 7/15/30, Callable 11/15/28 @ 100(a) .............. 250,000 254,317
Westlake Automobile Receivables Trust .......................................
Series 2021-3A, Class D, 2.12%, 1/15/27, Callable 10/15/25 @ 100(a) ............. 1,000,000 978,698
Series 2022-2A, Class B, 4.31%, 9/15/27, Callable 4/15/26 @ 100(a) .............. 632,380 631,538
Series 2023-1A, Class B, 5.41%, 1/18/28, Callable 8/15/26 @ 100(a) .............. 500,000 502,232
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2022-1A, Class A, 2.47%, 10/18/36, Callable 10/18/24 @ 100(a) ............ 104,991 104,820
Series 2023-1A, Class A, 5.80%, 4/18/38(a) ................................ 743,628 748,595
Series 2023-1A, Class B, 5.80%, 4/18/38(a) ................................ 1,000,000 1,013,596
Series 2023-1A, Class C, 6.18%, 4/18/38(a) ................................ 1,667,000 1,699,353
Series 2023-2A, Class D, 7.38%, 8/18/38(a) ................................ 911,000 953,597
World Omni Select Auto Trust, Series 2023-A, Class C, 6.00%, 1/16/29, Callable 9/15/26 @
100 ............................................................. 1,250,000 1,272,452
145,526,332
ABS Card (1.8%):
American Express Credit Account Master Trust, Series 2024-1, Class A, 5.23%, 4/15/29 .... 2,000,000 2,059,683
CARDS II Trust, Series 2024-1A, Class C, 5.84%, 7/16/29(a) ....................... 630,000 635,991
Evergreen Credit Card Trust ...............................................
Series 2021-1, Class A, 0.90%, 10/15/26(a) ................................ 1,500,000 1,497,547
Series 2022-CRT2, Class C, 7.44%, 11/15/26(a) ............................. 1,000,000 1,001,654
Series 2023-CRT3, Class B, 6.58%, 2/15/27(a) .............................. 762,000 765,906
Series 2023-CRT3, Class C, 7.31%, 2/15/27(a) .............................. 423,000 425,319
Golden Credit Card Trust, Series 2021-1A, Class C, 1.74%, 8/15/28(a) ................. 500,000 468,523
Master Credit Card Trust II ................................................
Series 2022-1A, Class B, 1.97%, 7/21/26(a) ................................ 1,000,000 990,307
Series 2023-1A, Class C, 5.87%, 6/21/27(a) ................................ 600,000 604,029
Series 2023-2A, Class B, 6.26%, 1/21/27(a) ................................ 410,000 414,750
Series 2023-2A, Class C, 6.89%, 1/21/27(a) ................................ 476,000 481,453
Series 2024-1A, Class C, 6.02%, 1/21/28(a) ................................ 840,000 847,629
Trillium Credit Card Trust II ...............................................
Series 2023-1A, Class B, 5.23%, 3/26/31(a) ................................ 1,000,000 1,015,500
Series 2023-1A, Class C, 6.06%, 3/26/31(a) ................................ 375,000 381,538
Series 2023-3A, Class C, 6.94%, 8/26/28(a) ................................ 1,000,000 1,013,954
Series 2024-1A, Class C, 5.99%, 12/26/28(a) ............................... 560,000 564,601
13,168,384
ABS Other (11.1%):
AFG ABS I LLC .......................................................

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Series 2023-1, Class A2, 6.30%, 9/16/30, Callable 12/15/26 @ 100(a) ............. $ 266,105 $ 267,929
Series 2023-1, Class B, 7.51%, 9/16/30, Callable 12/15/26 @ 100(a) .............. 832,992 849,029
Amur Equipment Finance Receivables IX LLC ..................................
Series 2021-1A, Class B, 1.38%, 2/22/27, Callable 12/20/24 @ 100(a) ............. 96,440 96,229
Series 2021-1A, Class C, 1.75%, 6/21/27, Callable 12/20/24 @ 100(a) ............. 1,500,000 1,490,181
Amur Equipment Finance Receivables X LLC ..................................
Series 2022-1A, Class A2, 1.64%, 10/20/27, Callable 9/20/25 @ 100(a) ............ 116,438 115,060
Series 2022-1A, Class B, 2.20%, 1/20/28, Callable 9/20/25 @ 100(a) .............. 541,000 528,323
Amur Equipment Finance Receivables XII LLC .................................
Series 2023-1A, Class B, 6.03%, 12/20/29, Callable 6/20/27 @ 100(a) ............. 750,000 772,587
Series 2023-1A, Class C, 6.36%, 12/20/29, Callable 6/20/27 @ 100(a) ............. 655,173 679,599
Series 2023-1A, Class D, 7.48%, 7/22/30, Callable 6/20/27 @ 100(a) .............. 325,000 342,821
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class B, 5.37%, 1/21/31,
Callable 3/20/28 @ 100(a) ............................................ 640,000 653,892
Atalaya Equipment Leasing Trust, Series 2021-1A, Class C, 2.69%, 6/15/28, Callable 10/15/24
@ 100(a) ......................................................... 1,000,000 967,676
Auxilior Term Funding LLC ...............................................
Series 2023-1A, Class A3, 5.70%, 2/15/30, Callable 2/15/28 @ 100(a) ............. 1,000,000 1,027,926
Series 2023-1A, Class B, 6.05%, 6/17/30, Callable 2/15/28 @ 100(a) .............. 413,000 428,924
Series 2023-1A, Class C, 6.50%, 11/15/30, Callable 2/15/28 @ 100(a) ............. 300,000 314,896
Series 2023-1A, Class D, 7.27%, 12/16/30, Callable 2/15/28 @ 100(a) ............. 471,000 498,287
Series 2024-1A, Class A3, 5.49%, 7/15/31, Callable 3/15/29 @ 100(a) ............. 1,000,000 1,029,268
Series 2024-1A, Class C, 6.01%, 7/15/31, Callable 3/15/29 @ 100(a) .............. 750,000 784,478
Series 2024-1A, Class D, 6.79%, 7/15/31, Callable 3/15/29 @ 100(a) .............. 1,000,000 1,044,320
Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30, Callable 1/15/27 @
100(a) ........................................................... 536,921 543,740
Capital Automotive REIT .................................................
Series 2024-2A, Class A1, 4.90%, 5/15/54, Callable 5/15/27 @ 100(a) ............. 296,000 297,351
Series 2024-3A, Class A1, 4.40%, 10/15/54, Callable 10/15/27 @ 100(a) ........... 755,102 742,423
Capteris Equipment Finance LLC, Series 2024-1A, Class A2, 5.58%, 7/20/32, Callable 1/20/29
@ 100(a) ......................................................... 1,200,000 1,218,923
CARS-DB4 LP, Series 2020-1A, Class A1, 2.69%, 2/15/50, Callable 10/15/24 @ 100(a) .... 576,916 576,160
CARS-DB7 LP, Series 2023-1A, Class A1, 5.75%, 9/15/53, Callable 9/15/26 @ 100(a) ..... 960,000 971,856
CCG Receivables Trust ...................................................
Series 2023-1, Class B, 5.99%, 9/16/30, Callable 10/14/26 @ 100(a) .............. 1,000,000 1,026,054
Series 2023-1, Class C, 6.28%, 9/16/30, Callable 10/14/26 @ 100(a) .............. 1,777,778 1,834,635
Series 2023-2, Class C, 6.45%, 4/14/32, Callable 11/14/27 @ 100(a) .............. 1,000,000 1,048,124
Series 2023-2, Class D, 7.18%, 4/14/32, Callable 11/14/27 @ 100(a) .............. 433,000 452,559
Clarus Capital Funding LLC ...............................................
Series 2024-1A, Class B, 4.79%, 8/20/32, Callable 3/20/28 @ 100(a) .............. 585,000 583,403
Series 2024-1A, Class C, 5.01%, 8/20/32, Callable 3/20/28 @ 100(a) .............. 292,000 291,274
Conn's Receivables Funding LLC ...........................................
Series 2023-A, Class B, 10.00%, 1/17/28, Callable 12/15/24 @ 100(a) ............. 352,757 343,729
Series 2024-A, Class A, 7.05%, 1/16/29, Callable 11/15/25 @ 100(a) .............. 124,943 125,005
CP EF Asset Securitization I LLC, Series 2022-1A, Class A, 5.96%, 4/15/30, Callable 11/15/25
@ 100(a) ......................................................... 600,283 601,025
CP EF Asset Securitization II LLC, Series 2023-1A, Class A, 7.48%, 3/15/32, Callable 6/15/27
@ 100(a) ......................................................... 970,036 986,412
Crossroads Asset Trust ...................................................
Series 2024-A, Class B, 5.94%, 8/20/30, Callable 4/20/28 @ 100(a) ............... 839,000 856,502
Series 2024-A, Class C, 6.52%, 8/20/30, Callable 4/20/28 @ 100(a) ............... 750,000 761,298
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, 4.50%, 5/20/49(a) ....... 1,860,000 1,809,379
Dell Equipment Finance Trust ..............................................
Series 2023-1, Class D, 6.80%, 3/22/29, Callable 10/22/25 @ 100(a) .............. 909,091 922,477
Series 2023-2, Class C, 6.06%, 1/22/29, Callable 2/22/26 @ 100(a) ............... 1,000,000 1,016,549
Series 2023-2, Class D, 6.74%, 7/23/29, Callable 2/22/26 @ 100(a) ............... 761,000 774,406
Series 2023-3, Class D, 6.75%, 10/22/29, Callable 5/22/26 @ 100(a) .............. 353,000 360,960
Series 2024-1, Class D, 6.12%, 9/23/30, Callable 12/22/26 @ 100(a) .............. 273,000 277,509
Dext ABS LLC ........................................................
Series 2021-1, Class C, 2.29%, 9/15/28, Callable 2/15/26 @ 100(a) ............... 1,000,000 979,260
Series 2023-1, Class A2, 5.99%, 3/15/32, Callable 5/15/27 @ 100(a) .............. 709,572 715,915
Series 2023-1, Class B, 6.55%, 3/15/32, Callable 5/15/27 @ 100(a) ............... 2,000,000 2,067,797
Series 2023-2, Class B, 6.41%, 5/15/34, Callable 2/15/28 @ 100(a) ............... 1,000,000 1,030,298
Series 2023-2, Class D, 8.30%, 5/15/34, Callable 2/15/28 @ 100(a) ............... 667,000 687,815

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Diamond Issuer LLC, Series 2021-1A, Class B, 2.70%, 11/20/51, Callable 11/20/25 @ 100(a) $ 655,000 $ 599,958
DLLAA LLC, Series 2023-1A, Class A3, 5.64%, 2/22/28, Callable 11/20/27 @ 100(a) ..... 1,000,000 1,021,255
DLLAD LLC ..........................................................
Series 2024-1A, Class A3, 5.30%, 7/20/29, Callable 2/20/29 @ 100(a) ............. 1,000,000 1,024,058
Series 2024-1A, Class A4, 5.38%, 9/22/31, Callable 2/20/29 @ 100(a) ............. 644,898 666,274
DLLMT LLC, Series 2023-1A, Class A4, 5.35%, 3/20/31, Callable 3/20/27 @ 100(a) ...... 571,429 583,010
DLLST LLC, Series 2022-1A, Class A4, 3.69%, 9/20/28, Callable 6/20/25 @ 100(a) ....... 695,256 693,044
FirstKey Homes Trust ....................................................
Series 2021-SFR3, Class B, 2.44%, 12/17/38(a)(b) ........................... 1,000,000 954,349
Series 2021-SFR3, Class C, 2.54%, 12/17/38(a)(b) ........................... 1,000,000 953,532
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/51, Callable 11/25/25 @ 100(a) .. 1,000,000 949,420
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class C, 5.75%, 5/15/28(a) ...... 532,000 539,406
Frontier Issuer LLC .....................................................
Series 2023-1, Class B, 8.30%, 8/20/53, Callable 7/20/26 @ 100(a) ............... 466,667 487,796
Series 2023-1, Class C, 11.50%, 8/20/53, Callable 7/20/26 @ 100(a) .............. 400,000 431,609
Series 2024-1, Class C, 11.16%, 6/20/54, Callable 5/20/28 @ 100(a) .............. 1,175,000 1,343,120
Granite Park Equipment Leasing LLC ........................................
Series 2023-1A, Class B, 6.62%, 4/20/33, Callable 8/20/30 @ 100(a) .............. 327,000 348,080
Series 2023-1A, Class C, 6.97%, 8/22/33, Callable 8/20/30 @ 100(a) .............. 300,000 324,848
Series 2023-1A, Class D, 7.00%, 8/22/33, Callable 8/20/30 @ 100(a) .............. 200,000 209,178
GreatAmerica Leasing Receivables Funding LLC ................................
Series 2023-1, Class B, 5.21%, 3/15/30, Callable 7/15/27 @ 100(a) ............... 500,000 508,218
Series 2024-1, Class B, 5.18%, 12/16/30, Callable 2/15/28 @ 100(a) .............. 740,000 753,944
Series 2024-1, Class C, 5.43%, 12/15/31, Callable 2/15/28 @ 100(a) .............. 325,000 332,743
HPEFS Equipment Trust ..................................................
Series 2022-1A, Class D, 2.40%, 11/20/29, Callable 7/20/25 @ 100(a) ............. 667,000 655,758
Series 2023-2A, Class D, 6.97%, 7/21/31, Callable 11/20/26 @ 100(a) ............. 500,000 518,163
Series 2024-1A, Class D, 5.82%, 11/20/31, Callable 5/20/27 @ 100(a) ............. 2,069,000 2,118,722
Series 2024-2A, Class D, 5.82%, 4/20/32, Callable 1/20/28 @ 100(a) .............. 714,286 734,071
John Deere Owner Trust, Series 2024-B, Class A4, 5.19%, 5/15/31, Callable 3/15/28 @ 100 . 550,000 566,389
Kubota Credit Owner Trust, Series 2024-2A, Class A4, 5.19%, 5/15/30, Callable 4/15/28 @
100(a) ........................................................... 650,000 668,604
M&T Equipment LEAF Notes, Series 2023-1A, Class A4, 5.75%, 7/15/30, Callable 7/15/27 @
100(a) ........................................................... 1,038,000 1,058,901
MMAF Equipment Finance LLC ............................................
Series 2021-A, Class A4, 1.04%, 11/13/30(a) ............................... 2,000,000 1,899,645
Series 2023-A, Class A3, 5.54%, 12/13/29(a) ............................... 500,000 511,690
Series 2024-A, Class A4, 5.10%, 7/13/49, Callable 3/13/30 @ 100(a) .............. 173,000 177,199
New Economy Assets Phase 1 Sponsor LLC ....................................
Series 2021-1, Class A1, 1.91%, 10/20/61, Callable 10/20/24 @ 100(a) ............ 903,000 832,304
Series 2021-1, Class B1, 2.41%, 10/20/61, Callable 10/20/24 @ 100(a) ............ 293,000 263,636
NMEF Funding LLC ....................................................
Series 2022-A, Class A2, 2.58%, 10/16/28, Callable 9/15/25 @ 100(a) ............. 25,806 25,779
Series 2022-A, Class B, 3.35%, 10/16/28, Callable 9/15/25 @ 100(a) .............. 1,000,000 991,601
Series 2022-B, Class A2, 6.07%, 6/15/29, Callable 8/15/26 @ 100(a) .............. 384,908 387,224
Series 2023-A, Class B, 6.83%, 6/17/30, Callable 6/15/27 @ 100(a) ............... 500,000 517,912
Series 2024-A, Class A2, 5.15%, 12/15/31, Callable 5/15/28 @ 100(a) ............. 1,000,000 1,004,618
Series 2024-A, Class B, 5.32%, 12/15/31, Callable 5/15/28 @ 100(a) .............. 678,428 685,346
Pawnee Equipment Receivables LLC, Series 2021-1, Class A2, 1.10%, 7/15/27, Callable
8/15/25 @ 100(a) ................................................... 86,449 86,147
PEAC Solutions Receivables LLC ...........................................
Series 2024-1A, Class A3, 5.64%, 11/20/30, Callable 12/20/27 @ 100(a) ........... 1,500,000 1,528,364
Series 2024-1A, Class B, 5.79%, 11/20/30, Callable 12/20/27 @ 100(a) ............ 1,500,000 1,529,988
Series 2024-2A, Class A3, 4.65%, 10/20/31, Callable 6/20/27 @ 100(a) ............ 571,000 569,633
Post Road Equipment Finance, Series 2022-1A, Class A2, 4.88%, 11/15/28, Callable 5/15/26
@ 100(a) ......................................................... 659,754 659,409
Post Road Equipment Finance LLC ..........................................
Series 2024-1A, Class B, 5.58%, 10/15/30, Callable 4/15/27 @ 100(a) ............. 564,000 573,867
Series 2024-1A, Class C, 5.81%, 10/15/30, Callable 4/15/27 @ 100(a) ............. 747,000 761,871
Series 2024-1A, Class D, 6.77%, 10/15/30, Callable 4/15/27 @ 100(a) ............. 167,000 172,955
SCF Equipment Leasing LLC ..............................................
Series 2021-1A, Class D, 1.93%, 9/20/30, Callable 8/20/25 @ 100(a) .............. 250,000 242,113
Series 2022-2A, Class B, 6.50%, 2/20/32, Callable 8/20/28 @ 100(a) .............. 428,571 445,794
Series 2023-1A, Class B, 6.37%, 5/20/32, Callable 8/20/30 @ 100(a) .............. 857,000 906,289

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Series 2023-1A, Class C, 6.77%, 8/22/33, Callable 8/20/30 @ 100(a) .............. $ 1,672,000 $ 1,817,320
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2, 1.65%, 9/15/45, Callable
10/15/24 @ 100(a) .................................................. 1,000,000 967,291
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A, Class C2I, 3.16%, 2/15/52, Callable 2/15/26 @ 100(a) ............ 1,000,000 956,354
Series 2024-1A, Class C2, 5.59%, 5/15/54, Callable 5/15/27 @ 100(a) ............. 455,000 462,382
Series 2024-1A, Class D, 6.64%, 5/15/54, Callable 5/15/27 @ 100(a) .............. 167,000 172,079
Verdant Receivables LLC .................................................
Series 2023-1A, Class A2, 6.24%, 1/13/31, Callable 10/12/27 @ 100(a) ............ 396,877 403,746
Series 2023-1A, Class B, 6.05%, 1/13/31, Callable 10/12/27 @ 100(a) ............. 500,000 514,555
Series 2023-1A, Class C, 6.73%, 1/13/31, Callable 10/12/27 @ 100(a) ............. 374,000 389,186
Series 2024-1A, Class A2, 5.68%, 12/12/31, Callable 11/12/28 @ 100(a) ........... 1,133,000 1,151,056
Series 2024-1A, Class B, 5.72%, 12/12/31, Callable 11/12/28 @ 100(a) ............ 350,000 358,855
Series 2024-1A, Class C, 6.25%, 12/12/31, Callable 11/12/28 @ 100(a) ............ 292,000 303,255
Series 2024-1A, Class D, 7.23%, 12/12/31, Callable 11/12/28 @ 100(a) ............ 258,000 268,735
Verizon Master Trust ....................................................
Series 2024-2, Class B, 5.08%, 12/22/31, Callable 12/20/28 @ 100(a) ............. 1,000,000 1,025,949
Series 2024-3, Class C, 5.73%, 4/22/30, Callable 4/20/27 @ 100 ................. 417,000 429,928
Volvo Financial Equipment LLC ............................................
Series 2024-1A, Class A3, 4.29%, 10/16/28, Callable 4/15/28 @ 100(a) ............ 333,333 333,116
Series 2024-1A, Class A4, 4.29%, 7/15/31, Callable 4/15/28 @ 100(a) ............. 1,000,000 998,490
Wingspire Equipment Finance LLC ..........................................
Series 2024-1A, Class B, 5.06%, 9/20/32, Callable 1/20/28 @ 100(a) .............. 1,000,000 1,010,175
Series 2024-1A, Class C, 5.28%, 9/20/32, Callable 1/20/28 @ 100(a) .............. 583,579 590,494
81,765,063
Total Asset-Backed Securities (Cost $235,901,411) 240,459,779
Collateralized Loan Obligations (0.3%)
Cash Flow CLO (0.3%):
Barrow Hanley CLO I Ltd., Series 2023-1A, Class A1, 7.58% (TSFR3M+230bps), 4/20/35,
Callable 10/20/24 @ 100(a)(c) ......................................... 1,000,000 1,006,547
Palmer Square Loan Funding Ltd., Series 2024-3A, Class A2, 6.81% (TSFR3M+165bps),
8/8/32, Callable 8/8/25 @ 100(a)(c) ...................................... 1,000,000 1,001,703
2,008,250
Total Collateralized Loan Obligations (Cost $2,000,000) 2,008,250
Collateralized Mortgage Obligations (3.3%)
Agency CMO Other (0.9%):
Federal Home Loan Mortgage Corporation .....................................
Series 5270, Class AB, 5.50%, 1/25/49 ................................... 870,256 879,099
Series 5450, Class KA, 4.50%, 6/25/51 ................................... 1,982,102 1,966,411
Federal National Mortgage Association, Series 2022-88, Class BA, 5.50%, 7/25/47 ........ 888,152 892,563
Government National Mortgage Association ....................................
Series 2023-107, Class PA, 5.50%, 1/20/46 ................................ 929,840 942,603
Series 2023-128, Class KA, 6.00%, 6/20/47 ................................ 870,953 878,900
Series 2023-131, Class P, 5.50%, 6/20/48 .................................. 950,983 951,235
6,510,811
Commercial MBS (2.4%):
Aventura Mall Trust, Series 2018-AVM, Class C, 4.25%, 7/5/40(a)(b)(d) ............... 1,000,000 953,078
BBCMS Mortgage Trust, Series 2020-BID, Class C, 8.85% (TSFR1M+375bps), 10/15/37(a)
(b)(c) ........................................................... 1,000,000 995,652
BPR Trust ............................................................
Series 2021-TY, Class A, 6.26% (TSFR1M+116bps), 9/15/38(a)(b)(c) ............. 1,000,000 990,826
Series 2021-TY, Class C, 6.91% (TSFR1M+181bps), 9/15/38(a)(b)(c) ............. 1,000,000 979,195
Series 2022-STAR, Class A, 8.33% (TSFR1M+323bps), 8/15/39(a)(b)(c) ........... 2,000,000 1,991,250
BX Trust .............................................................
Series 2022-CLS, Class B, 6.30%, 10/13/27(a)(b) ............................ 1,000,000 940,873
Series 2022-LBA6, Class C, 6.70% (TSFR1M+160bps), 1/15/39(a)(b)(c) ........... 1,000,000 990,064

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
COMM Mortgage Trust, Series 2015-PC1, Class AM, 4.29%, 7/10/50, Callable 6/10/25 @
100(d) ........................................................... $ 1,500,000 $ 1,478,303
DBWF Mortgage Trust, Series 2024-LCRS, Class A, 6.84% (TSFR1M+174bps), 4/15/37(a)(b)
(c) ............................................................. 1,000,000 990,699
GS Mortgage Securities Corp. Trust, Series 2023-SHIP, Class B, 5.10%, 9/10/38(a)(b)(d) ... 1,000,000 996,176
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37(a)(b) ........ 1,000,000 987,383
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.84%, 8/10/38, Callable 8/10/26
@ 100(a)(b) ....................................................... 1,500,000 1,441,903
LEX Mortgage Trust, Series 2024-BBG, Class A, 4.87%, 10/13/33(a)(b)(d) ............. 962,963 961,447
Manhattan West Mortgage Trust, Series 2020-1MW, Class B, 2.41%, 9/10/39(a)(b)(d) ...... 500,000 460,840
SCOTT Trust, Series 2023-SFS, Class AS, 6.20%, 3/10/40(a)(b) ..................... 785,714 788,806
SHR Trust, Series 2024-LXRY, Class A, 7.05% (TSFR1M+195bps), 10/15/41(a)(b)(c) ..... 842,105 842,105
SMRT, Series 2022-MINI, Class B, 6.45% (TSFR1M+135bps), 1/15/39(a)(b)(c) .......... 1,000,000 987,552
17,776,152
Total Collateralized Mortgage Obligations (Cost $24,113,507) 24,286,963
Senior Secured Loans (0.1%)
Consumer Discretionary (0.1%):
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien, 9.03%
(SOFR03M+375bps), 10/20/27(c) ....................................... 597,919 608,532
Total Senior Secured Loans (Cost $608,156) 608,532
Corporate Bonds (36.7%)
Communication Services (0.3%):
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.10%,
6/1/29, Callable 5/1/29 @ 100 .......................................... 1,000,000 1,035,210
Paramount Global, 2.90%, 1/15/27, Callable 10/15/26 @ 100 ....................... 580,000 555,089
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%,
3/20/25, Callable 11/4/24 @ 100(a) ...................................... 395,250 394,486
1,984,785
Consumer Discretionary (2.8%):
Advance Auto Parts, Inc., 5.95%, 3/9/28, Callable 2/9/28 @ 100(e) ................... 1,000,000 1,014,778
Association of American Medical Colleges, 2.12%, 10/1/24 ......................... 750,000 750,000
Brunswick Corp., 5.85%, 3/18/29, Callable 2/18/29 @ 100 ......................... 1,000,000 1,031,975
Daimler Truck Finance North America LLC
5.00%, 1/15/27(a) .................................................. 2,000,000 2,029,652
5.13%, 9/25/27, Callable 8/25/27 @ 100(a) ................................ 1,000,000 1,021,659
General Motors Financial Co., Inc., 5.35%, 7/15/27 .............................. 1,000,000 1,022,631
Genuine Parts Co., 4.95%, 8/15/29, Callable 7/15/29 @ 100 ........................ 1,000,000 1,016,634
LKQ Corp., 5.75%, 6/15/28, Callable 5/15/28 @ 100 ............................. 500,000 518,843
Mattel, Inc., 3.75%, 4/1/29, Callable 10/15/24 @ 101.88(a) ......................... 1,000,000 957,045
Nissan Motor Acceptance Co. LLC
1.85%, 9/16/26, Callable 8/16/26 @ 100(a) ................................ 1,513,000 1,420,758
5.30%, 9/13/27(a)(e) ................................................ 1,000,000 998,088
PVH Corp., 4.63%, 7/10/25, Callable 6/10/25 @ 100 ............................. 2,000,000 1,989,510
QVC, Inc., 4.45%, 2/15/25, Callable 11/15/24 @ 100 ............................. 617,000 612,092
Tapestry, Inc.
7.00%, 11/27/26 .................................................... 1,000,000 1,035,458
7.35%, 11/27/28, Callable 10/27/28 @ 100 ................................. 500,000 525,424
The Home Depot, Inc., 5.15%, 6/25/26 ....................................... 1,125,000 1,147,985
Volkswagen Group of America Finance LLC
6.20%, 11/16/28, Callable 10/16/28 @ 100(a) ............................... 1,000,000 1,052,425
5.25%, 3/22/29, Callable 2/22/29 @ 100(a) ................................ 1,000,000 1,018,070
ZF North America Capital, Inc., 4.75%, 4/29/25(a) ............................... 1,750,000 1,735,588
20,898,615
Consumer Staples (1.1%):
Bimbo Bakeries USA, Inc., 6.05%, 1/15/29, Callable 12/15/28 @ 100(a) ............... 1,000,000 1,056,359
Bunge Ltd. Finance Corp., 4.10%, 1/7/28, Callable 12/7/27 @ 100 .................... 900,000 899,235

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Campbell Soup Co., 5.20%, 3/19/27 ......................................... $ 1,000,000 $ 1,026,191
Coca-Cola Consolidated, Inc., 5.25%, 6/1/29, Callable 5/1/29 @ 100 .................. 1,000,000 1,040,618
Keurig Dr. Pepper, Inc., 5.05%, 3/15/29, Callable 2/15/29 @ 100 ..................... 1,000,000 1,031,576
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100(a) .......................... 1,000,000 884,782
The Kroger Co.
4.70%, 8/15/26 .................................................... 1,000,000 1,007,173
4.60%, 8/15/27, Callable 7/15/27 @ 100 .................................. 1,000,000 1,008,622
7,954,556
Energy (1.8%):
Antero Resources Corp., 7.63%, 2/1/29, Callable 11/4/24 @ 103.81(a) ................. 500,000 515,635
Apache Corp., 7.75%, 12/15/29 ............................................. 750,000 833,933
Buckeye Partners LP, 4.35%, 10/15/24 ........................................ 250,000 249,788
Energy Transfer LP
6.75% (H15T5Y+513bps), Callable 5/15/25 @ 100(c)(f) ....................... 167,000 166,398
6.50% (H15T5Y+569bps), Callable 11/15/26 @ 100(c)(f) ...................... 1,600,000 1,600,847
Gray Oak Pipeline LLC, 2.60%, 10/15/25, Callable 9/15/25 @ 100(a) ................. 690,000 672,834
Helmerich & Payne, Inc., 4.65%, 12/1/27, Callable 11/1/27 @ 100(a) .................. 1,000,000 1,001,956
HF Sinclair Corp., 6.38%, 4/15/27, Callable 10/15/24 @ 103.19(a) .................... 1,568,000 1,594,717
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30, Callable 4/15/25 @ 103(a) ...... 667,000 649,887
ONEOK, Inc., 4.25%, 9/24/27, Callable 8/24/27 @ 100 ............................ 1,000,000 1,000,956
Parsley Energy LLC/Parsley Finance Corp., 4.13%, 2/15/28, Callable 11/4/24 @ 101.03(a) .. 2,000,000 1,957,866
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 7/15/27, Callable 11/4/24 @ 101.63 ................................ 1,000,000 1,014,023
5.00%, 1/15/28, Callable 11/4/24 @ 101.67 ................................ 871,000 871,549
Viper Energy, Inc., 5.38%, 11/1/27, Callable 10/21/24 @ 101.79(a) ................... 1,000,000 997,859
13,128,248
Financials (17.6%):
Ally Financial, Inc., 6.99% (SOFR+326bps), 6/13/29, Callable 6/13/28 @ 100(c) ......... 2,056,000 2,173,425
American Express Co., 5.04% (SOFR+93bps), 7/26/28, Callable 7/26/27 @ 100(c) ........ 2,000,000 2,044,136
American Honda Finance Corp., 4.40%, 10/5/26 ................................. 1,000,000 1,006,607
American National Group, Inc., 5.75%, 10/1/29, Callable 9/1/29 @ 100 ................ 1,500,000 1,507,950
Antares Holdings LP, 8.50%, 5/18/25, Callable 4/18/25 @ 100(a) ..................... 1,000,000 1,008,471
Ares Capital Corp., 3.25%, 7/15/25, Callable 6/15/25 @ 100 ........................ 750,000 738,103
Assurant, Inc., 6.10%, 2/27/26, Callable 1/27/26 @ 100 ........................... 1,765,000 1,784,961
Athene Global Funding, 1.72%, 1/7/25(a) ...................................... 1,000,000 990,486
Bank of America Corp.
6.10% (TSFR3M+416bps), Callable 3/17/25 @ 100(c)(f) ...................... 2,000,000 2,007,554
6.50% (TSFR3M+444bps), Callable 10/23/24 @ 100(c)(e)(f) ................... 500,000 499,786
Blackstone Private Credit Fund
2.35%, 11/22/24 .................................................... 1,000,000 994,741
7.05%, 9/29/25 .................................................... 500,000 509,381
2.63%, 12/15/26, Callable 11/15/26 @ 100 ................................. 500,000 472,736
Blue Owl Credit Income Corp.
5.50%, 3/21/25 .................................................... 2,500,000 2,496,758
7.75%, 9/16/27, Callable 8/16/27 @ 100 .................................. 1,000,000 1,053,036
BMW US Capital LLC, 4.60%, 8/13/27(a) ..................................... 1,000,000 1,011,008
Capital One Financial Corp.
5.47% (SOFR+208bps), 2/1/29, Callable 2/1/28 @ 100(c) ...................... 1,000,000 1,025,382
6.31% (SOFR+264bps), 6/8/29, Callable 6/8/28 @ 100(c) ...................... 500,000 526,410
CDW LLC/CDW Finance Corp., 2.67%, 12/1/26, Callable 11/1/26 @ 100 .............. 825,000 794,525
Citigroup, Inc., 1.00%, 10/30/25, Callable 10/30/24 @ 100, MTN .................... 1,000,000 958,998
Citizens Bank NA
6.06% (SOFR+145bps), 10/24/25, Callable 9/23/25 @ 100(c) ................... 2,000,000 1,994,960
4.58% (SOFR+200bps), 8/9/28, Callable 8/9/27 @ 100(c) ...................... 334,000 333,710
Citizens Financial Group, Inc., 5.65% (H15T5Y+531bps), Callable 10/6/25 @ 100(c)(f) .... 800,000 796,029
CNO Global Funding
5.88%, 6/4/27(a) ................................................... 1,000,000 1,030,396
4.95%, 9/9/29(a) ................................................... 651,000 653,826
Enact Holdings, Inc., 6.25%, 5/28/29, Callable 4/28/29 @ 100 ....................... 2,000,000 2,078,249
Enstar Finance LLC, 5.75% (H15T5Y+547bps), 9/1/40, Callable 9/1/25 @ 100(c) ........ 2,000,000 1,975,070
Entergy Texas Restoration Funding II LLC, 3.05%, 12/15/27 ........................ 405,565 395,620

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
EverBank Financial Corp.
5.75%, 7/2/25, Callable 6/2/25 @ 100 .................................... $ 1,000,000 $ 996,206
9.91% (TSFR3M+497bps), 3/15/26, Callable 10/6/24 @ 100(c) .................. 750,000 740,054
F&G Global Funding
5.15%, 7/7/25(a) ................................................... 1,000,000 1,000,630
5.88%, 6/10/27(a) .................................................. 1,000,000 1,024,550
Fifth Third Bancorp, 4.50% (H15T5Y+422bps), Callable 9/30/25 @ 100(c)(f) ........... 2,916,000 2,881,113
First American Financial Corp., 4.60%, 11/15/24 ................................ 2,399,000 2,394,015
First Citizens Bancshares, Inc., 3.38% (TSFR3M+247bps), 3/15/30, Callable 3/15/25 @ 100(c) 3,000,000 2,946,941
First Financial Bancorp, 5.13%, 8/25/25 ....................................... 1,000,000 987,283
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100 ......................... 350,000 355,586
Fiserv, Inc., 4.75%, 3/15/30, Callable 2/15/30 @ 100 ............................. 1,000,000 1,018,429
Ford Motor Credit Co. LLC
3.38%, 11/13/25, Callable 10/13/25 @ 100 ................................. 1,000,000 980,736
5.13%, 11/5/26 ..................................................... 1,000,000 1,004,439
2.90%, 2/10/29, Callable 12/10/28 @ 100 ................................. 1,000,000 908,041
FS KKR Capital Corp.
4.25%, 2/14/25, Callable 1/14/25 @ 100(a) ................................ 1,400,000 1,390,810
3.40%, 1/15/26, Callable 12/15/25 @ 100 ................................. 1,024,000 998,345
Fulton Financial Corp., 3.25% (TSFR3M+230bps), 3/15/30, Callable 3/15/25 @ 100(c) ..... 1,000,000 926,886
GA Global Funding Trust
1.63%, 1/15/26(a) .................................................. 500,000 481,388
4.40%, 9/23/27(a) .................................................. 500,000 499,135
Glencore Funding LLC, 5.34%, 4/4/27(a) ...................................... 2,000,000 2,049,631
Goodman US Finance Three LLC, 3.70%, 3/15/28, Callable 12/15/27 @ 100(a) .......... 750,000 725,930
Hikma Finance USA LLC, 3.25%, 7/9/25 ...................................... 3,400,000 3,338,359
Horace Mann Educators Corp., 7.25%, 9/15/28, Callable 8/15/28 @ 100 ................ 2,000,000 2,169,946
HSB Group, Inc., 6.47% (TSFR3M+117bps), 7/15/27, Callable 11/4/24 @ 100(c) ......... 750,000 733,863
Huntington Bancshares, Inc., 4.45% (H15T7Y+405bps), Callable 10/15/27 @ 100(c)(f) .... 1,150,000 1,099,419
Hyundai Capital America, Inc.
4.30%, 9/24/27(a) .................................................. 1,000,000 999,044
5.30%, 1/8/29, Callable 12/8/28 @ 100(a) ................................. 2,000,000 2,053,557
Janus Henderson US Holdings, Inc., 4.88%, 8/1/25, Callable 5/1/25 @ 100 .............. 3,000,000 2,996,900
JPMorgan Chase & Co., 6.10% (TSFR3M+359bps)(c)(f) .......................... 3,794,000 3,794,000
Kemper Corp.
4.35%, 2/15/25, Callable 11/15/24 @ 100 .................................. 1,000,000 995,638
2.40%, 9/30/30, Callable 6/30/30 @ 100 .................................. 837,000 725,648
3.80%, 2/23/32, Callable 11/23/31 @ 100 .................................. 2,350,000 2,137,125
KeyCorp., 6.32% (SOFRINDX+125bps), 5/23/25, Callable 2/23/25 @ 100(c) ............ 2,750,000 2,757,139
LPL Holdings, Inc., 5.70%, 5/20/27, Callable 4/20/27 @ 100 ........................ 300,000 306,744
Main Street Capital Corp., 3.00%, 7/14/26, Callable 6/14/26 @ 100 ................... 500,000 479,129
Manufacturers & Traders Trust Co., 4.65%, 1/27/26, Callable 12/27/25 @ 100 ........... 500,000 499,487
Markel Group, Inc., 6.00% (H15T5Y+566bps), Callable 6/1/25 @ 100(c)(f) ............. 3,175,000 3,170,657
MMI Capital Trust I, 7.63%, 12/15/27 ........................................ 435,000 466,562
Morgan Stanley Bank NA, 4.97% (SOFR+93bps), 7/14/28, Callable 7/14/27 @ 100(c) ..... 1,500,000 1,532,196
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27, Callable 11/4/24 @
100.83(e) ......................................................... 1,500,000 1,342,148
NMI Holdings, Inc., 6.00%, 8/15/29, Callable 7/15/29 @ 100 ....................... 2,000,000 2,058,317
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.75%, 5/24/26, Callable 4/24/26 @ 100(a) ................................ 1,000,000 1,018,461
5.35%, 3/30/29, Callable 2/28/29 @ 100(a) ................................ 1,000,000 1,032,296
PRA Group, Inc., 8.38%, 2/1/28, Callable 2/1/25 @ 104.19(a) ....................... 1,444,000 1,498,361
Principal Life Global Funding II, 4.60%, 8/19/27(a) .............................. 1,500,000 1,520,453
Radian Group, Inc., 6.20%, 5/15/29, Callable 4/15/29 @ 100(e) ...................... 1,000,000 1,045,351
Regions Financial Corp., 5.75% (H15T5Y+543bps), Callable 6/15/25 @ 100(c)(f) ........ 2,998,000 2,986,059
SCE Recovery Funding LLC, 0.86%, 11/15/31 .................................. 1,441,945 1,278,468
Starwood Property Trust, Inc., 3.63%, 7/15/26, Callable 1/15/26 @ 100(a) .............. 500,000 482,545
Stewart Information Services Corp., 3.60%, 11/15/31, Callable 8/15/31 @ 100 ........... 1,000,000 876,640
Synchrony Bank, 5.40%, 8/22/25, Callable 7/22/25 @ 100 ......................... 1,000,000 1,002,138
Synchrony Financial
4.88%, 6/13/25, Callable 5/13/25 @ 100 .................................. 1,000,000 997,273
3.95%, 12/1/27, Callable 9/1/27 @ 100 ................................... 1,000,000 971,088
Synovus Bank, 5.63%, 2/15/28, Callable 1/15/28 @ 100 ........................... 1,000,000 1,005,222
Synovus Financial Corp., 7.54% (USISOA05+338bps), 2/7/29(c) .................... 1,500,000 1,517,436

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100(c) . $ 1,500,000 $ 1,426,814
Texas Capital Bank NA, 5.25%, 1/31/26 ...................................... 1,000,000 972,960
The Bank of New York Mellon Corp.
4.70% (H15T5Y+436bps), Callable 9/20/25 @ 100(c)(f) ....................... 2,000,000 1,986,079
4.98% (SOFR+109bps), 3/14/30, Callable 3/14/29 @ 100(c) .................... 1,000,000 1,031,611
The Charles Schwab Corp., 5.38% (H15T5Y+497bps), Callable 6/1/25 @ 100(c)(f) ....... 4,000,000 3,995,920
The Huntington National Bank, 5.50% (TSFR3M+535bps), 5/6/30, Callable 5/6/25 @ 100(c) 2,000,000 1,964,271
The Prudential Insurance Co. of America, 8.30%, 7/1/25(a)(e) ....................... 1,000,000 1,024,023
Toyota Motor Credit Corp., 4.55%, 8/7/26 ..................................... 2,000,000 2,021,421
Truist Financial Corp., 4.95% (H15T5Y+461bps), Callable 9/1/25 @ 100(c)(f) ........... 3,000,000 2,983,235
U.S. Bancorp, 5.78% (SOFR+202bps), 6/12/29, Callable 6/12/28 @ 100(c) ............. 1,500,000 1,571,725
UL Solutions, Inc., 6.50%, 10/20/28, Callable 9/20/28 @ 100(a) ..................... 1,000,000 1,069,807
Wells Fargo & Co., 3.90% (H15T5Y+345bps), Callable 3/15/26 @ 100(c)(f) ............ 1,600,000 1,557,165
129,665,162
Health Care (1.5%):
Blue Cross and Blue Shield of Minnesota, 3.79%, 5/1/25, Callable 2/1/25 @ 100(a) ....... 2,006,000 1,984,539
CommonSpirit Health, 2.76%, 10/1/24 ........................................ 400,000 400,000
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100 .................... 600,000 550,866
Elevance Health, Inc., 5.15%, 6/15/29, Callable 5/15/29 @ 100 ...................... 1,000,000 1,037,181
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/24(a) ..................... 200,000 199,826
Health Care Service Corp. A Mutual Legal Reserve Co.
1.50%, 6/1/25, Callable 5/1/25 @ 100(a) .................................. 1,000,000 978,384
5.20%, 6/15/29, Callable 5/15/29 @ 100(a) ................................ 2,000,000 2,062,672
2.20%, 6/1/30, Callable 3/1/30 @ 100(a) .................................. 1,000,000 890,681
Humana, Inc., 5.38%, 4/15/31, Callable 2/15/31 @ 100 ............................ 1,250,000 1,293,930
Solventum Corp.
5.45%, 2/25/27, Callable 1/25/27 @ 100(a) ................................ 1,000,000 1,020,726
5.40%, 3/1/29, Callable 2/1/29 @ 100(a) .................................. 1,000,000 1,028,788
11,447,593
Industrials (3.4%):
AGCO Corp., 5.45%, 3/21/27, Callable 2/21/27 @ 100 ............................ 1,000,000 1,020,055
American Airlines Pass Through Trust, 4.00%, 9/22/27 ............................ 465,760 442,183
Aon North America, Inc., 5.15%, 3/1/29, Callable 2/1/29 @ 100 ..................... 1,000,000 1,032,866
BAE Systems Holdings, Inc., 3.80%, 10/7/24(a) ................................. 550,000 549,817
CNH Industrial Capital LLC, 5.10%, 4/20/29, Callable 3/20/29 @ 100 ................. 1,000,000 1,029,744
Concentrix Corp., 6.60%, 8/2/28, Callable 7/2/28 @ 100 ........................... 1,000,000 1,042,334
Delta Air Lines Pass Through Trust, 2.00%, 6/10/28 .............................. 760,824 711,019
GXO Logistics, Inc., 6.25%, 5/6/29, Callable 4/6/29 @ 100 ......................... 2,000,000 2,104,481
HEICO Corp., 5.25%, 8/1/28, Callable 7/1/28 @ 100 ............................. 1,000,000 1,032,123
Hexcel Corp., 4.95%, 8/15/25, Callable 5/15/25 @ 100 ............................ 1,600,000 1,595,909
MasTec, Inc., 5.90%, 6/15/29, Callable 5/15/29 @ 100 ............................ 952,000 991,629
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27,
Callable 11/4/24 @ 101.63(a) .......................................... 1,200,000 1,214,961
Molex Electronic Technologies LLC, 3.90%, 4/15/25, Callable 1/15/25 @ 100(a) ......... 2,150,000 2,135,582
Owens Corning, 5.50%, 6/15/27, Callable 5/15/27 @ 100 .......................... 1,000,000 1,032,797
Quanta Services, Inc., 4.75%, 8/9/27, Callable 7/9/27 @ 100 ........................ 2,000,000 2,021,259
Republic Services, Inc., 5.00%, 11/15/29, Callable 10/15/29 @ 100 ................... 1,000,000 1,035,854
RXO, Inc., 7.50%, 11/15/27, Callable 11/15/24 @ 103.75(a) ........................ 500,000 515,803
Ryder System, Inc.
5.25%, 6/1/28, Callable 5/1/28 @ 100, MTN ............................... 1,000,000 1,031,197
5.38%, 3/15/29, Callable 2/15/29 @ 100, MTN ............................. 1,000,000 1,037,713
Stanley Black & Decker, Inc., 6.27%, 3/6/26, Callable 10/15/24 @ 100 ................ 1,000,000 999,324
United Airlines Pass Through Trust, 4.88%, 1/15/26 .............................. 155,036 153,626
US Airways Pass Through Trust, 3.95%, 11/15/25 ................................ 1,009,912 993,740
XPO, Inc., 6.25%, 6/1/28, Callable 6/1/25 @ 103.13(a) ............................ 1,019,000 1,044,181
24,768,197
Information Technology (0.4%):
Atlassian Corp., 5.25%, 5/15/29, Callable 4/15/29 @ 100 .......................... 2,000,000 2,068,212
Hewlett Packard Enterprise Co., 4.45%, 9/25/26 ................................. 1,000,000 1,002,100

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Trimble, Inc., 4.75%, 12/1/24, Callable 11/4/24 @ 100 ............................ $ 250,000 $ 249,340
3,319,652
Materials (0.7%):
Bayport Polymers LLC, 4.74%, 4/14/27, Callable 3/14/27 @ 100(a) ................... 1,700,000 1,692,781
Celanese US Holdings LLC, 6.17%, 7/15/27, Callable 6/15/27 @ 100 ................. 1,000,000 1,036,610
Solvay Finance America LLC, 5.65%, 6/4/29, Callable 5/4/29 @ 100(a) ................ 1,000,000 1,041,182
Sonoco Products Co., 4.45%, 9/1/26 ......................................... 571,000 571,168
The Sherwin-Williams Co., 4.55%, 3/1/28, Callable 2/1/28 @ 100 .................... 1,000,000 1,012,306
5,354,047
Real Estate (4.6%):
Boston Properties LP, 6.75%, 12/1/27, Callable 11/1/27 @ 100 ...................... 1,500,000 1,585,868
CBRE Services, Inc., 4.88%, 3/1/26, Callable 12/1/25 @ 100 ........................ 1,097,000 1,101,894
CubeSmart LP, 4.38%, 2/15/29, Callable 11/15/28 @ 100 .......................... 2,000,000 1,988,248
DOC DR LLC
4.30%, 3/15/27, Callable 12/15/26 @ 100 ................................. 750,000 749,111
3.95%, 1/15/28, Callable 10/15/27 @ 100 ................................. 450,000 443,133
Essex Portfolio LP, 1.70%, 3/1/28, Callable 1/1/28 @ 100 .......................... 500,000 457,883
Extra Space Storage LP, 5.90%, 1/15/31, Callable 11/15/30 @ 100 .................... 1,000,000 1,061,138
Federal Realty OP LP, 5.38%, 5/1/28, Callable 4/1/28 @ 100 ........................ 2,000,000 2,054,020
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/1/25, Callable 3/1/25 @ 100 ........... 2,000,000 1,998,377
Healthcare Realty Holdings LP, 3.75%, 7/1/27, Callable 4/1/27 @ 100 ................. 300,000 293,669
Highwoods Realty LP
4.13%, 3/15/28, Callable 12/15/27 @ 100 ................................. 500,000 485,439
4.20%, 4/15/29, Callable 1/15/29 @ 100 .................................. 1,000,000 966,341
Jones Lang LaSalle, Inc., 6.88%, 12/1/28, Callable 11/1/28 @ 100 .................... 1,000,000 1,085,062
Kilroy Realty LP, 4.38%, 10/1/25, Callable 7/1/25 @ 100 .......................... 1,600,000 1,591,498
Kimco Realty OP LLC, 3.80%, 4/1/27, Callable 1/1/27 @ 100 ....................... 1,000,000 987,643
Kite Realty Group LP, 4.00%, 10/1/26, Callable 7/1/26 @ 100 ....................... 1,119,000 1,104,066
Kite Realty Group Trust, 4.00%, 3/15/25, Callable 12/15/24 @ 100 ................... 2,000,000 1,988,676
LXP Industrial Trust, 6.75%, 11/15/28, Callable 10/15/28 @ 100 ..................... 1,000,000 1,069,787
Mid-America Apartments LP, 5.30%, 2/15/32, Callable 12/15/31 @ 100 ................ 1,000,000 1,039,830
NNN REIT, Inc., 2.50%, 4/15/30, Callable 1/15/30 @ 100 .......................... 1,000,000 897,998
Realty Income Corp., 5.05%, 1/13/26, Callable 10/15/24 @ 100 ...................... 1,000,000 1,000,484
Retail Opportunity Investments Partnership LP
4.00%, 12/15/24, Callable 10/21/24 @ 100 ................................. 500,000 498,100
6.75%, 10/15/28, Callable 9/15/28 @ 100 ................................. 1,500,000 1,610,709
SBA Tower Trust
6.60%, 1/15/28, Callable 1/15/27 @ 100(a) ................................ 421,000 438,123
4.83%, 10/15/29, Callable 10/15/27 @ 100(a) ............................... 2,000,000 1,989,100
The NHP Foundation, 5.85%, 12/1/28, Callable 6/1/28 @ 100 ....................... 1,000,000 1,057,000
UDR, Inc., 3.50%, 7/1/27, Callable 4/1/27 @ 100, MTN ........................... 2,000,000 1,951,939
VICI Properties LP/VICI Note Co., Inc., 3.50%, 2/15/25, Callable 10/15/24 @ 100(a) ...... 864,000 857,697
Vornado Realty LP, 2.15%, 6/1/26, Callable 5/1/26 @ 100 .......................... 1,500,000 1,428,023
33,780,856
Utilities (2.5%):
AEP Texas, Inc., 5.45%, 5/15/29, Callable 4/15/29 @ 100 .......................... 1,000,000 1,043,017
Alliant Energy Finance LLC, 5.40%, 6/6/27, Callable 5/6/27 @ 100(a) ................. 1,000,000 1,024,573
Black Hills Corp., 5.95%, 3/15/28, Callable 2/15/28 @ 100 ......................... 1,000,000 1,048,840
CenterPoint Energy, Inc., 5.40%, 6/1/29, Callable 5/1/29 @ 100 ...................... 1,000,000 1,038,568
CMS Energy Corp., 4.75% (H15T5Y+412bps), 6/1/50, Callable 3/1/30 @ 100(c) ......... 1,250,000 1,198,196
Dominion Energy, Inc., 7.91% (US0003M+306bps), 10/1/54, Callable 10/8/24 @ 100(c) (g) .. 2,500,000 2,495,489
DTE Energy Co.
4.95%, 7/1/27, Callable 6/1/27 @ 100 .................................... 1,000,000 1,017,260
4.88%, 6/1/28, Callable 5/1/28 @ 100 .................................... 1,000,000 1,021,351
Essential Utilities, Inc., 4.80%, 8/15/27, Callable 7/15/27 @ 100 ..................... 1,500,000 1,520,264
Eversource Energy, 2.90%, 10/1/24 .......................................... 1,000,000 1,000,000
Florida Power & Light Co., 5.05%, 4/1/28, Callable 3/1/28 @ 100 .................... 1,000,000 1,032,416
ONE Gas, Inc., 5.10%, 4/1/29, Callable 3/1/29 @ 100 ............................. 1,500,000 1,555,396
Public Service Enterprise Group, Inc., 5.20%, 4/1/29, Callable 3/1/29 @ 100 ............ 1,000,000 1,036,611

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Wisconsin Electric Power Co., 5.00%, 5/15/29, Callable 4/15/29 @ 100 ................ $ 2,000,000 $ 2,076,131
18,108,112
Total Corporate Bonds (Cost $264,648,375) 270,409,823
Yankee Dollars (7.0%)
Consumer Discretionary (0.1%):
Flutter Treasury Designated Activity Co., 6.38%, 4/29/29, Callable 4/15/26 @ 103.19(a) .... 500,000 517,743
Phinia Holdings Jersey Ltd., 5.00%, 10/1/25(a) .................................. 500,000 490,700
1,008,443
Consumer Staples (0.3%):
BAT International Finance PLC, 4.45%, 3/16/28, Callable 2/16/28 @ 100 ............... 1,000,000 1,000,345
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL, 3.75%, 12/1/31,
Callable 12/1/26 @ 101.88 ............................................ 864,000 793,387
1,793,732
Energy (0.9%):
Enbridge, Inc.
5.30%, 4/5/29, Callable 3/5/29 @ 100 .................................... 1,000,000 1,036,152
5.75% (H15T5Y+531bps), 7/15/80, Callable 4/15/30 @ 100(c) .................. 1,515,000 1,487,499
Harbour Energy PLC, 5.50%, 10/15/26, Callable 11/4/24 @ 101.38(a) ................. 1,500,000 1,495,225
TransCanada PipeLines Ltd.
1.00%, 10/12/24 .................................................... 600,000 599,147
6.20%, 3/9/26, Callable 10/31/24 @ 100 .................................. 600,000 600,311
Vallourec SACA, 7.50%, 4/15/32, Callable 4/15/27 @ 103.75(a) ..................... 250,000 265,126
Var Energi ASA, 5.00%, 5/18/27, Callable 4/18/27 @ 100(a) ........................ 1,000,000 1,003,767
6,487,227
Financials (3.7%):
Amcor Group Finance PLC, 5.45%, 5/23/29, Callable 4/23/29 @ 100 .................. 1,000,000 1,036,472
Avolon Holdings Funding Ltd., 6.38%, 5/4/28, Callable 4/4/28 @ 100(a) ............... 1,000,000 1,044,493
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 7.53%
(H15T5Y+300bps), 10/1/28(a)(c) ....................................... 1,500,000 1,579,569
Barclays PLC
7.33% (H15T1Y+305bps), 11/2/26, Callable 11/2/25 @ 100(c) .................. 1,000,000 1,026,421
4.84% (SOFR+134bps), 9/10/28, Callable 9/10/27 @ 100(c) .................... 1,000,000 1,008,624
BBVA Bancomer SA, 5.35% (H15T5Y+300bps), 11/12/29, Callable 11/12/24 @ 100(a)(c) .. 2,200,000 2,187,806
Beazley Insurance DAC
5.88%, 11/4/26 ..................................................... 250,000 251,077
5.50%, 9/10/29 .................................................... 2,000,000 1,990,103
BP Capital Markets PLC, 4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100(c)(f) ........ 1,457,000 1,442,230
Canadian Imperial Bank of Commerce, 4.51% (SOFR+93bps), 9/11/27, Callable 9/11/26 @
100(c) ........................................................... 2,000,000 2,010,311
Essent Group Ltd., 6.25%, 7/1/29, Callable 6/1/29 @ 100 .......................... 1,000,000 1,043,014
Mitsubishi UFJ Financial Group, Inc., 0.96% (H15T1Y+45bps), 10/11/25, Callable 10/11/24
@ 100(c) ......................................................... 550,000 549,347
Nationwide Building Society, 4.00%, 9/14/26(a) ................................. 1,000,000 985,715
NatWest Group PLC, 7.47% (H15T1Y+285bps), 11/10/26, Callable 11/10/25 @ 100(c) ..... 500,000 514,856
Phoenix Group Holdings PLC, 4.75% (H15T5Y+428bps), 9/4/31, Callable 6/4/26 @ 100(c) . 1,000,000 984,979
QBE Insurance Group Ltd., 5.88% (H15T5Y+551bps), Callable 5/12/25 @ 100(a)(c)(f) .... 3,500,000 3,492,170
Standard Chartered PLC, 5.69% (H15T1Y+105bps), 5/14/28, Callable 5/14/27 @ 100(a)(c) .. 2,000,000 2,053,500
The Bank of Nova Scotia, 4.90% (H15T5Y+455bps), Callable 6/4/25 @ 100(c)(f) ........ 4,350,000 4,298,951
27,499,638
Health Care (0.1%):
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/27(a) ............................. 280,600 268,482
Smith & Nephew PLC, 5.15%, 3/20/27, Callable 2/20/27 @ 100 ..................... 500,000 508,749
777,231
Industrials (0.8%):
Air Canada Pass Through Trust, 4.13%, 5/15/25(a) ............................... 1,336,384 1,325,892
Element Fleet Management Corp.
5.64%, 3/13/27, Callable 2/13/27 @ 100(a) ................................ 2,000,000 2,051,271

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
6.32%, 12/4/28, Callable 11/4/28 @ 100(a) ................................ $ 1,000,000 $ 1,065,154
LG Energy Solution Ltd., 5.38%, 7/2/27(a) ..................................... 952,000 965,564
Rolls-Royce PLC, 3.63%, 10/14/25, Callable 7/14/25 @ 100(a) ...................... 472,000 465,604
5,873,485
Materials (0.9%):
Braskem Netherlands Finance BV, 4.50%, 1/10/28, Callable 10/10/27 @ 100(a) .......... 1,500,000 1,412,338
Endeavour Mining PLC, 5.00%, 10/14/26, Callable 11/4/24 @ 101.25(a) ............... 500,000 484,246
OCI NV, 4.63%, 10/15/25, Callable 11/4/24 @ 100(a) ............................. 1,000,000 995,647
Syngenta Finance NV, 4.89%, 4/24/25, Callable 2/24/25 @ 100(a) .................... 1,423,000 1,419,171
West Fraser Timber Co. Ltd., 4.35%, 10/15/24(a) ................................ 2,171,000 2,168,313
6,479,715
Real Estate (0.1%):
Ontario Teachers' Cadillac Fairview Properties Trust, 3.88%, 3/20/27, Callable 12/20/26 @
100(a) ........................................................... 1,000,000 990,261
Utilities (0.1%):
Algonquin Power & Utilities Corp., 5.37%, 6/15/26(h) ............................ 1,000,000 1,012,487
Total Yankee Dollars (Cost $50,678,572) 51,922,219
Municipal Bonds (1.3%)
Alabama (0.1%):
Black Belt Energy Gas District Revenue, Series D-2, 6.00%, 2/1/29, Continuously Callable
@100 ........................................................... 1,000,000 1,071,350
California (0.3%):
California Infrastructure & Economic Development Bank Revenue
Series B, 5.71%, 7/1/30 .............................................. 1,000,000 1,020,636
Series B, 5.76%, 7/1/31 .............................................. 1,000,000 1,025,230
2,045,866
Colorado (0.0%):(i)
Colorado Health Facilities Authority Revenue, Series B, 2.80%, 12/1/26 ................ 365,000 352,604
Illinois (0.1%):
City of Kankakee, GO (INS - Build America Mutual Assurance Co.)
4.57%, 12/1/27 .................................................... 250,000 252,491
4.63%, 12/1/28 .................................................... 500,000 506,374
758,865
Indiana (0.1%):
City of Carmel IN Waterworks Revenue (INS - Build America Mutual Assurance Co.)
4.94%, 5/1/27 ..................................................... 200,000 203,441
4.97%, 5/1/28 ..................................................... 225,000 229,545
5.02%, 5/1/29 ..................................................... 275,000 281,073
714,059
Maryland (0.4%):
Maryland Economic Development Corp. Revenue, 4.79%, 11/30/29 ................... 750,000 760,081
Maryland Health & Higher Educational Facilities Authority Revenue
1.81%, 1/1/25 ..................................................... 1,000,000 988,124
1.89%, 1/1/26 ..................................................... 1,000,000 951,234
2,699,439
Michigan (0.0%):(i)
Michigan Finance Authority Revenue, Series A-1, 2.33%, 6/1/30 ..................... 34,214 33,866
Ohio (0.1%):
Columbus Metropolitan Housing Authority Revenue, 5.38%, 9/1/28, Continuously Callable
@100 ........................................................... 845,000 865,216
Rhode Island (0.1%):
Providence Redevelopment Agency Revenue, Series A, 2.50%, 3/15/26 ................ 410,000 398,696
South Carolina (0.1%):
Greenville-Spartanburg Airport District Revenue

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Series B, 4.75%, 7/1/26 .............................................. $ 250,000 $ 251,337
Series B, 4.61%, 7/1/27 .............................................. 350,000 352,138
Series B, 4.59%, 7/1/28 .............................................. 250,000 251,272
854,747
Total Municipal Bonds (Cost $9,704,214) 9,794,708
U.S. Government Agency Mortgages (0.7%)
Farm Credit Bank of Texas
Series 4, 5.70% (H15T5Y+542bps), (a)(c)(f) ............................... 3,500,000 3,502,373
Federal Home Loan Banks
5.65%, 7/30/31 .................................................... 1,000,000 1,000,940
Federal Home Loan Mortgage Corporation
5.50%, 10/1/38 .................................................... 790,723 808,533
Total U.S. Government Agency Mortgages (Cost $5,188,251) 5,311,846
U.S. Treasury Obligations (10.4%)
U.S. Treasury Notes
4.25%, 10/15/25 .................................................... 4,000,000 4,011,875
4.63%, 9/15/26 .................................................... 23,000,000 23,413,281
0.50%, 8/31/27 .................................................... 17,000,000 15,564,297
4.00%, 6/30/28 .................................................... 12,000,000 12,180,000
1.63%, 8/15/29 .................................................... 10,000,000 9,146,875
4.13%, 8/31/30 .................................................... 10,000,000 10,262,500
4.00%, 1/31/31 .................................................... 2,000,000 2,039,531
Total U.S. Treasury Obligations (Cost $74,721,610) 76,618,359
Commercial Paper (8.2%)
Consumer Discretionary (0.3%):
Whirlpool Corp., 5.40%, 10/15/24(a)(j) ....................................... 2,300,000 2,294,836
Consumer Staples (1.2%):
Bacardi USA, Inc., 5.74%, 10/24/24(a)(j) ...................................... 500,000 498,250
Constellation Brands, Inc., 5.11%, 10/4/24(a)(j) ................................. 7,000,000 6,995,947
CVS Corp., 4.95%, 10/1/24(a)(j) ............................................ 1,139,000 1,138,845
8,633,042
Energy (1.7%):
Ovintiv, Inc., 5.41%, 10/18/24(a)(j) .......................................... 7,200,000 7,179,658
Targa Resources Corp., 5.43%, 10/29/24(a)(j) ................................... 5,300,000 5,277,052
12,456,710
Health Care (0.2%):
CSLB Holdings, Inc., 5.00%, 10/7/24(a)(j) ..................................... 1,200,000 1,198,850
Industrials (0.8%):
Huntington Ingalls Industries, Inc., 5.25%, 10/2/24(a)(j) ........................... 5,900,000 5,898,290
Information Technology (1.0%):
Jabil, Inc., 5.30%, 10/1/24(a)(j) ............................................. 7,200,000 7,198,885
Real Estate (0.9%):
Crown Castle International Corp.
5.32%, 10/22/24(a)(j) ................................................ 5,000,000 4,983,980
5.32%, 10/23/24(a)(j) ................................................ 1,600,000 1,594,640
5.32%, 10/24/24(a)(j) ................................................ 500,000 498,252
7,076,872

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Utilities (2.1%):
Alliant Energy Corp., 4.90%, 10/1/24(a)(j) ..................................... $ 1,977,000 $ 1,976,730
Guadalupe Valley Electric Cooperative, Inc., 5.47%, 10/9/24(a)(j) .................... 7,000,000 6,990,158
The AES Corp., 5.24%, 10/18/24(a)(j) ........................................ 7,000,000 6,981,314
15,948,202
Total Commercial Paper (Cost $60,716,004) 60,705,687
Shares
Collateral for Securities Loaned (0.7%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.83%(k) ........ 1,300,731 1,300,731
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.85%(k) ............ 1,300,731 1,300,731
Invesco Government & Agency Portfolio, Institutional Shares, 4.84%(k) ............... 1,300,731 1,300,731
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.82%(k) . 1,300,731 1,300,731
Total Collateral for Securities Loaned (Cost $5,202,924) 5,202,924
Total Investments (Cost $733,483,024) — 101.3% 747,329,090
Liabilities in excess of other assets — (1.3)% (9,357,294)
NET ASSETS - 100.00% $ 737,971,796
At September 30, 2024, the Fund's investments in foreign securities were 9.2% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2024, the fair value of these securities was
$397,834,653 and amounted to 53.9% of net assets.
(b) Security is interest only.
(c) Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2024.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2024.
(e) All or a portion of this security is on loan.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g) Securities referencing LIBOR are expected to transition to an alternative reference rate by the security's next scheduled coupon reset date.
(h) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(i) Amount represents less than 0.05% of net assets.
(j) Rate represents the effective yield at September 30, 2024.
(k) Rate disclosed is the daily yield on September 30, 2024.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2024.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2024.
H15T7Y
—
7 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2024.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
LIBOR
—
London Interbank Offered Rate
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of September 30, 2024.
SOFR03M
—
3 Month SOFR, rate disclosed as of September 30, 2024.
TSFR1M
—
1 month Term SOFR, rate disclosed as of September 30, 2024.
TSFR3M
—
3 month Term SOFR, rate disclosed as of September 30, 2024.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of September 30, 2024, based on the last reset date of the security.

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of September 30, 2024.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Security Description Principal Amount Value
Asset-Backed Securities (11.6%)
ABS Auto (6.5%):
Ally Auto Receivables Trust, Series 2024-1, Class B, 5.16%, 10/15/29, Callable 3/15/27 @ 100 $ 1,263,000 $ 1,290,217
AmeriCredit Automobile Receivables Trust ....................................
Series 2021-1, Class D, 1.21%, 12/18/26, Callable 6/18/25 @ 100 ................ 1,135,000 1,104,090
Series 2021-3, Class B, 1.17%, 8/18/27, Callable 7/18/26 @ 100 ................. 1,000,000 978,082
ARI Fleet Lease Trust ....................................................
Series 2022-A, Class A3, 3.43%, 1/15/31, Callable 5/15/25 @ 100(a) .............. 762,000 755,363
Series 2022-A, Class B, 3.79%, 1/15/31, Callable 5/15/25 @ 100(a) ............... 467,000 460,283
Series 2024-A, Class B, 5.16%, 11/15/32, Callable 9/15/27 @ 100(a) .............. 1,300,000 1,322,207
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2021-2A, Class C, 2.35%, 2/20/28, Callable 2/20/27 @ 100(a) .............. 800,000 746,104
Series 2022-5A, Class B, 7.09%, 4/20/27(a) ................................ 1,000,000 1,026,743
Series 2023-6A, Class C, 7.03%, 12/20/29(a) ............................... 1,000,000 1,044,946
CarMax Auto Owner Trust ................................................
Series 2021-2, Class B, 1.03%, 12/15/26, Callable 5/15/25 @ 100 ................ 2,000,000 1,950,688
Series 2021-3, Class D, 1.50%, 1/18/28, Callable 9/15/25 @ 100 ................. 1,000,000 964,105
Series 2022-3, Class C, 4.98%, 2/15/28, Callable 8/15/26 @ 100 ................. 1,090,000 1,096,496
Series 2023-1, Class D, 6.27%, 11/15/29, Callable 1/15/27 @ 100 ................ 1,000,000 1,028,016
Series 2024-2, Class B, 5.69%, 11/15/29, Callable 7/15/27 @ 100 ................ 1,450,000 1,509,410
CarMax Select Receivables Trust, Series 2024-A, Class A3, 5.40%, 11/15/28, Callable 5/15/28
@ 100 ........................................................... 2,000,000 2,034,264
Carvana Auto Receivables Trust, Series 2021-P2, Class B, 1.27%, 3/10/27, Callable 2/10/27 @
100 ............................................................. 1,500,000 1,427,266
Chase Auto Owner Trust ..................................................
Series 2023-AA, Class C, 6.24%, 9/25/29, Callable 11/25/27 @ 100(a) ............. 875,000 927,966
Series 2024-1A, Class A4, 5.05%, 10/25/29, Callable 8/25/27 @ 100(a) ............ 1,400,000 1,437,278
Series 2024-1A, Class B, 5.16%, 11/26/29, Callable 8/25/27 @ 100(a) ............. 643,000 660,002
Series 2024-2A, Class B, 5.55%, 1/25/30, Callable 10/25/27 @ 100(a) ............. 2,700,000 2,810,395
Series 2024-3A, Class A4, 5.08%, 12/25/29, Callable 12/25/27 @ 100(a) ........... 2,950,000 3,032,816
Series 2024-4A, Class B, 5.23%, 4/25/30, Callable 12/25/27 @ 100(a) ............. 1,450,000 1,484,984
Chesapeake Funding II LLC ...............................................
Series 2023-1A, Class B, 5.59%, 5/15/35, Callable 5/15/26 @ 100(a) .............. 1,897,000 1,917,669
Series 2023-2A, Class A1, 6.16%, 10/15/35, Callable 11/15/26 @ 100(a) ........... 953,832 969,701
Series 2024-1A, Class A1, 5.52%, 5/15/36, Callable 7/15/27 @ 100(a) ............. 1,320,263 1,335,241
Citizens Auto Receivables Trust ............................................
Series 2023-1, Class A3, 5.84%, 1/18/28, Callable 2/15/27 @ 100(a) .............. 1,000,000 1,014,196
Series 2023-1, Class A4, 5.78%, 10/15/30, Callable 2/15/27 @ 100(a) ............. 1,000,000 1,033,759
CPS Auto Receivables Trust, Series 2022-D, Class B, 6.84%, 1/16/29, Callable 2/15/27 @
100(a) ........................................................... 2,000,000 2,010,201
Credit Acceptance Auto Loan Trust ..........................................
Series 2022-3A, Class B, 7.52%, 12/15/32, Callable 9/15/26 @ 100(a) ............. 1,500,000 1,534,814
Series 2023-2A, Class B, 6.61%, 7/15/33, Callable 10/15/26 @ 100(a) ............. 1,000,000 1,023,478
Series 2023-3A, Class B, 7.09%, 10/17/33, Callable 3/15/27 @ 100(a) ............. 947,000 983,937
Series 2024-3A, Class A, 4.68%, 9/15/34(a) ................................ 2,000,000 1,998,573
Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29, Callable 8/15/25 @ 100 1,543,128 1,510,520
Ent Auto Receivables Trust, Series 2023-1A, Class A4, 6.26%, 11/15/29, Callable 1/15/28 @
100(a) ........................................................... 700,000 727,808
Enterprise Fleet Financing LLC .............................................
Series 2022-1, Class A3, 3.27%, 1/20/28, Callable 4/20/25 @ 100(a) .............. 1,000,000 986,010
Series 2022-3, Class A2, 4.38%, 7/20/29, Callable 3/20/26 @ 100(a) .............. 473,503 472,150
Series 2022-4, Class A3, 5.65%, 10/22/29, Callable 5/20/26 @ 100(a) ............. 2,000,000 2,043,033
Series 2023-2, Class A2, 5.56%, 4/22/30, Callable 2/20/27 @ 100(a) .............. 762,186 769,395
Series 2023-3, Class A3, 6.41%, 6/20/30, Callable 6/20/27 @ 100(a) .............. 1,450,000 1,530,344
Series 2024-1, Class A3, 5.16%, 9/20/30, Callable 6/20/27 @ 100(a) .............. 2,000,000 2,051,849
Series 2024-2, Class A4, 5.69%, 12/20/30, Callable 1/20/28 @ 100(a) ............. 994,000 1,034,809
Exeter Automobile Receivables Trust, Series 2020-2A, Class E, 7.19%, 9/15/27, Callable
1/15/25 @ 100(a) ................................................... 1,889,799 1,898,070
FCCU Auto Receivables Trust, Series 2024-1A, Class A4, 5.46%, 4/15/30, Callable 5/15/28 @
100(a) ........................................................... 808,000 834,164
First Investors Auto Owner Trust, Series 2021-1A, Class E, 3.35%, 4/15/27, Callable 3/15/25
@ 100(a) ......................................................... 950,000 935,466
Flagship Credit Auto Trust ................................................
Series 2020-2, Class D, 5.75%, 4/15/26, Callable 7/15/25 @ 100(a) ............... 285,237 285,397

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Series 2021-2, Class D, 1.59%, 6/15/27, Callable 6/15/26 @ 100(a) ............... $ 1,000,000 $ 955,283
Ford Credit Auto Lease Trust, Series 2023-A, Class B, 5.29%, 6/15/26, Callable 8/15/25 @
100 ............................................................. 800,000 802,613
Ford Credit Auto Owner Trust ..............................................
Series 2020-1, Class B, 2.29%, 8/15/31, Callable 2/15/25 @ 100(a) ............... 1,500,000 1,483,925
Series 2023-1, Class B, 5.29%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 822,000 838,872
Series 2023-2, Class B, 5.92%, 2/15/36, Callable 8/15/28 @ 100(a) ............... 1,000,000 1,044,940
Foursight Capital Automobile Receivables Trust .................................
Series 2022-1, Class A3, 1.83%, 12/15/26, Callable 8/15/25 @ 100(a) ............. 140,109 140,109
Series 2023-1, Class B, 5.35%, 3/15/28, Callable 10/15/26 @ 100(a) .............. 1,253,000 1,255,835
Series 2024-1, Class B, 5.55%, 5/15/29, Callable 9/15/26 @ 100(a) ............... 1,429,000 1,439,386
GECU Auto Receivables Trust .............................................
Series 2023-1A, Class B, 5.87%, 1/15/30, Callable 6/15/28 @ 100(a) .............. 415,000 432,301
Series 2023-1A, Class C, 6.33%, 4/15/30, Callable 6/15/28 @ 100(a) .............. 250,000 259,472
GLS Auto Select Receivables Trust ..........................................
Series 2023-2A, Class B, 6.67%, 12/17/29, Callable 8/15/28 @ 100(a) ............. 2,755,000 2,883,478
Series 2024-1A, Class B, 5.32%, 3/15/30, Callable 10/15/28 @ 100(a) ............. 875,000 888,672
GreenState Auto Receivables Trust ..........................................
Series 2024-1A, Class A4, 5.17%, 1/15/30, Callable 12/15/27 @ 100(a) ............ 2,500,000 2,551,425
Series 2024-1A, Class B, 5.42%, 1/15/30, Callable 12/15/27 @ 100(a) ............. 1,200,000 1,228,127
GTE Auto Receivables Trust, Series 2023-1, Class A4, 5.12%, 4/16/29, Callable 10/15/26 @
100(a) ........................................................... 1,250,000 1,263,030
Hertz Vehicle Financing III LLC, Series 2023-3A, Class C, 7.26%, 2/25/28(a) ........... 1,000,000 1,021,867
Hertz Vehicle Financing III LP, Series 2021-2A, Class A, 1.68%, 12/27/27(a) ............ 1,000,000 943,005
Hertz Vehicle Financing LLC ..............................................
Series 2021-1A, Class C, 2.05%, 12/26/25(a) ............................... 666,500 661,464
Series 2021-1A, Class D, 3.98%, 12/26/25(a) ............................... 500,000 496,414
Series 2022-4A, Class B, 4.12%, 9/25/26, Callable 9/25/25 @ 100(a) .............. 1,000,000 987,637
Hyundai Auto Receivables Trust ............................................
Series 2020-C, Class B, 0.81%, 11/16/26, Callable 3/15/25 @ 100 ................ 1,271,000 1,256,605
Series 2021-C, Class B, 1.49%, 12/15/27, Callable 2/15/26 @ 100 ................ 2,000,000 1,925,350
JPMorgan Chase Bank NA, Series 2021-2, Class B, 0.89%, 12/26/28, Callable 9/25/25 @
100(a) ........................................................... 17,117 17,037
LAD Auto Receivables Trust ...............................................
Series 2021-1A, Class C, 2.35%, 4/15/27, Callable 12/15/25 @ 100(a) ............. 1,500,000 1,473,910
Series 2022-1A, Class B, 5.87%, 9/15/27, Callable 9/15/26 @ 100(a) .............. 1,600,000 1,613,245
Series 2023-1A, Class B, 5.59%, 8/16/27, Callable 3/15/27 @ 100(a) .............. 600,000 605,166
Series 2023-2A, Class C, 5.58%, 9/15/28, Callable 6/15/27 @ 100(a) .............. 1,000,000 1,009,269
Series 2023-3A, Class B, 6.09%, 6/15/28, Callable 11/15/27 @ 100(a) ............. 1,000,000 1,024,822
Series 2023-4A, Class B, 6.39%, 10/16/28, Callable 10/15/27 @ 100(a) ............ 1,500,000 1,548,184
Merchants Fleet Funding LLC ..............................................
Series 2023-1A, Class A, 7.21%, 5/20/36, Callable 5/20/26 @ 100(a) .............. 1,670,962 1,692,277
Series 2023-1A, Class B, 7.25%, 5/20/36, Callable 5/20/26 @ 100(a) .............. 2,000,000 2,058,533
Series 2024-1A, Class A, 5.82%, 4/20/37, Callable 9/20/27 @ 100(a) .............. 3,200,000 3,252,370
OCCU Auto Receivables Trust, Series 2023-1A, Class B, 6.51%, 9/17/29, Callable 9/15/27 @
100(a) ........................................................... 500,000 525,964
Oscar US Funding XIII LLC, Series 2021-2A, Class A4, 1.27%, 9/11/28, Callable 6/10/25 @
100(a) ........................................................... 1,348,335 1,324,067
Oscar US Funding XVII LLC, Series 2024-2A, Class A3, 4.47%, 3/12/29, Callable 6/10/27 @
100(a) ........................................................... 1,500,000 1,499,874
PenFed Auto Receivables Owner Trust ........................................
Series 2022-A, Class A4, 4.18%, 12/15/28, Callable 2/15/26 @ 100(a) ............. 1,000,000 995,468
Series 2022-A, Class B, 4.60%, 12/15/28, Callable 2/15/26 @ 100(a) .............. 1,499,000 1,496,558
Series 2022-A, Class C, 4.83%, 12/15/28, Callable 2/15/26 @ 100(a) .............. 750,000 742,651
Series 2024-A, Class A4, 4.75%, 3/15/30, Callable 1/15/29 @ 100(a) .............. 1,450,000 1,463,860
Prestige Auto Receivables Trust ............................................
Series 2021-1A, Class C, 1.53%, 2/15/28, Callable 4/15/26 @ 100(a) .............. 910,945 894,211
Series 2023-1A, Class B, 5.55%, 4/15/27, Callable 4/15/27 @ 100(a) .............. 1,000,000 1,001,389
Series 2023-2A, Class B, 6.64%, 12/15/27(a) ............................... 750,000 764,237
Series 2024-2A, Class A2, 4.72%, 2/15/28(a) ............................... 1,760,000 1,761,766
Santander Bank Auto Credit-Linked Notes .....................................
Series 2022-A, Class B, 5.28%, 5/15/32, Callable 1/15/26 @ 100(a) ............... 135,532 135,254
Series 2022-B, Class C, 5.92%, 8/16/32, Callable 5/15/26 @ 100(a) ............... 81,343 81,347
Santander Bank NA, Series 2021-1A, Class B, 1.83%, 12/15/31, Callable 9/15/25 @ 100(a) .. 104,830 104,296

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class E, 4.13%, 1/15/27,
Callable 7/15/25 @ 100(a) ............................................ $ 1,500,000 $ 1,491,197
Santander Drive Auto Receivables Trust, Series 2022-3, Class B, 4.13%, 8/16/27, Callable
4/15/26 @ 100 ..................................................... 979,582 976,703
SBNA Auto Receivables Trust ..............................................
Series 2024-A, Class A4, 5.21%, 4/16/29, Callable 10/15/27 @ 100(a) ............. 1,500,000 1,524,135
Series 2024-A, Class B, 5.29%, 9/17/29, Callable 10/15/27 @ 100(a) .............. 1,500,000 1,521,527
SCCU Auto Receivables Trust ..............................................
Series 2023-1A, Class A4, 5.70%, 8/15/29, Callable 11/15/27 @ 100(a) ............ 900,000 930,528
Series 2023-1A, Class B, 6.08%, 11/15/29, Callable 11/15/27 @ 100(a) ............ 2,000,000 2,089,724
Series 2024-1A, Class B, 5.33%, 7/15/30, Callable 4/15/28 @ 100(a) .............. 1,950,200 1,996,124
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A, Class B, 5.71%, 1/22/30, Callable 10/20/27 @ 100(a) ............. 1,500,000 1,549,216
Series 2024-1A, Class B, 5.38%, 1/21/31, Callable 1/20/28 @ 100(a) .............. 840,000 867,358
Tesla Auto Lease Trust ...................................................
Series 2023-A, Class B, 6.41%, 7/20/27, Callable 7/20/25 @ 100(a) ............... 2,275,000 2,310,079
Series 2023-B, Class A4, 6.22%, 3/22/27, Callable 10/20/25 @ 100(a) ............. 802,000 817,416
Series 2024-A, Class A4, 5.31%, 12/20/27, Callable 6/20/26 @ 100(a) ............. 2,000,000 2,025,300
Toyota Auto Loan Extended Note Trust .......................................
Series 2021-1A, Class A, 1.07%, 2/27/34, Callable 2/25/26 @ 100(a)(b) ............ 2,000,000 1,909,438
Series 2022-1A, Class A, 3.82%, 4/25/35, Callable 4/25/27 @ 100(a) .............. 2,000,000 1,984,369
Toyota Auto Receivables Owner Trust, Series 2023-A, Class A3, 4.63%, 9/15/27, Callable
3/15/27 @ 100 ..................................................... 4,000,000 4,007,063
Toyota Lease Owner Trust, Series 2023-A, Class A4, 5.05%, 8/20/27, Callable 9/20/25 @
100(a) ........................................................... 2,000,000 2,010,763
U.S. Bank NA, Series 2023-1, Class B, 6.79%, 8/25/32, Callable 10/25/26 @ 100(a) ....... 1,677,405 1,702,680
UNIFY Auto Receivables Trust, Series 2021-1A, Class B, 1.29%, 11/16/26, Callable 2/15/25
@ 100(a) ......................................................... 1,000,000 992,625
Veridian Auto Receivables Trust ............................................
Series 2023-1A, Class A4, 5.59%, 12/15/28, Callable 5/15/27 @ 100(a) ............ 1,000,000 1,020,680
Series 2023-1A, Class B, 5.86%, 4/16/29, Callable 5/15/27 @ 100(a) .............. 533,000 548,475
Westlake Automobile Receivables Trust .......................................
Series 2021-3A, Class C, 1.58%, 1/15/27, Callable 10/15/25 @ 100(a) ............. 499,728 496,430
Series 2022-2A, Class C, 4.85%, 9/15/27, Callable 4/15/26 @ 100(a) .............. 1,071,000 1,069,021
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A, Class A, 5.80%, 4/18/38(a) ................................ 1,115,442 1,122,892
Series 2023-2A, Class B, 6.75%, 8/18/38(a) ................................ 2,000,000 2,090,723
Series 2024-1A, Class B, 5.50%, 2/18/39(a) ................................ 1,357,000 1,389,020
Series 2024-2A, Class B, 4.84%, 6/21/39(a) ................................ 1,625,000 1,636,232
World Omni Select Auto Trust, Series 2023-A, Class C, 6.00%, 1/16/29, Callable 9/15/26 @
100 ............................................................. 1,000,000 1,017,961
150,935,549
ABS Card (1.4%):
American Express Credit Account Master Trust .................................
Series 2023-4, Class A, 5.15%, 9/15/30 ................................... 2,900,000 3,018,702
Series 2024-2, Class A, 5.24%, 4/15/31 ................................... 3,000,000 3,152,178
BA Credit Card Trust ....................................................
Series 2023-A2, Class A2, 4.98%, 11/15/28 ................................ 1,800,000 1,835,169
Series 2024-A1, Class A, 4.93%, 5/15/29 .................................. 3,500,000 3,584,930
Capital One Multi-Asset Execution Trust, Series 2021-A2, Class A2, 1.39%, 7/15/30 ....... 4,700,000 4,258,535
CARDS II Trust, Series 2024-1A, Class C, 5.84%, 7/16/29(a) ....................... 920,000 928,749
Chase Issuance Trust, Series 2024-A2, Class A, 4.63%, 1/15/31 ...................... 4,840,000 4,959,702
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7, 3.96%, 10/13/30 ......... 1,900,000 1,893,500
Evergreen Credit Card Trust, Series 2022-CRT2, Class C, 7.44%, 11/15/26(a) ............ 1,000,000 1,001,654
Master Credit Card Trust, Series 2022-2A, Class C, 2.73%, 7/21/28(a) ................. 625,000 589,714
Master Credit Card Trust II ................................................
Series 2023-1A, Class C, 5.87%, 6/21/27(a) ................................ 1,000,000 1,006,715
Series 2023-2A, Class B, 6.26%, 1/21/27(a) ................................ 410,000 414,750
Series 2023-4A, Class C, 7.53%, 10/21/32(a) ............................... 1,145,000 1,219,543
Trillium Credit Card Trust II ...............................................
Series 2021-1A, Class A, 1.53%, 10/26/29(a) ............................... 2,000,000 1,895,199

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Series 2021-1A, Class C, 2.42%, 10/26/29(a) ............................... $ 2,000,000 $ 1,887,819
31,646,859
ABS Other (3.5%):
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable
10/15/24 @ 100(a) .................................................. 1,500,000 1,421,363
Amur Equipment Finance Receivables IX LLC, Series 2021-1A, Class C, 1.75%, 6/21/27,
Callable 12/20/24 @ 100(a) ........................................... 1,600,000 1,589,527
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class A2, 1.64%, 10/20/27,
Callable 9/20/25 @ 100(a) ............................................ 232,680 229,926
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.30%, 6/21/28,
Callable 6/20/26 @ 100(a) ............................................ 715,726 717,620
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class B, 6.03%, 12/20/29,
Callable 6/20/27 @ 100(a) ............................................ 1,125,000 1,158,881
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class B, 5.37%, 1/21/31,
Callable 3/20/28 @ 100(a) ............................................ 1,081,000 1,104,465
Atalaya Equipment Leasing Trust ...........................................
Series 2021-1A, Class B, 2.08%, 2/15/27, Callable 10/15/24 @ 100(a) ............. 646,693 639,785
Series 2021-1A, Class C, 2.69%, 6/15/28, Callable 10/15/24 @ 100(a) ............. 1,500,000 1,451,514
Auxilior Term Funding LLC ...............................................
Series 2023-1A, Class B, 6.05%, 6/17/30, Callable 2/15/28 @ 100(a) .............. 826,000 857,848
Series 2023-1A, Class D, 7.27%, 12/16/30, Callable 2/15/28 @ 100(a) ............. 833,000 881,259
CCG Receivables Trust ...................................................
Series 2021-2, Class C, 1.50%, 3/14/29, Callable 5/14/25 @ 100(a) ............... 1,000,000 978,243
Series 2023-1, Class A2, 5.82%, 9/16/30, Callable 10/14/26 @ 100(a) ............. 617,988 623,587
Series 2023-2, Class B, 6.21%, 4/14/32, Callable 11/14/27 @ 100(a) .............. 1,450,000 1,509,802
CF Hippolyta Issuer LLC, Series 2021-1A, Class A1, 1.53%, 3/15/61, Callable 10/15/24 @
100(a) ........................................................... 1,413,671 1,328,076
CNH Equipment Trust, Series 2024-C, Class A4, 4.12%, 3/15/32, Callable 9/15/28 @ 100 ... 1,500,000 1,493,895
Crossroads Asset Trust, Series 2024-A, Class B, 5.94%, 8/20/30, Callable 4/20/28 @ 100(a) . 1,637,000 1,671,148
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, 4.50%, 5/20/49(a) ....... 1,349,000 1,312,286
Daimler Trucks Retail Trust, Series 2023-1, Class A4, 5.93%, 12/16/30, Callable 10/15/26 @
100 ............................................................. 1,680,000 1,731,273
Dell Equipment Finance Trust ..............................................
Series 2023-1, Class A3, 5.65%, 9/22/28, Callable 10/22/25 @ 100(a) ............. 1,000,000 1,005,563
Series 2023-3, Class A3, 5.93%, 4/23/29, Callable 5/22/26 @ 100(a) .............. 1,594,000 1,619,793
Series 2024-1, Class B, 5.53%, 3/22/30, Callable 12/22/26 @ 100(a) .............. 1,900,000 1,940,004
Dext ABS LLC, Series 2023-2, Class B, 6.41%, 5/15/34, Callable 2/15/28 @ 100(a) ....... 1,500,000 1,545,446
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A, 1.76%, 4/15/49, Callable
9/20/25 @ 100(a) ................................................... 1,000,000 930,462
Diamond Issuer LLC, Series 2021-1A, Class A, 2.31%, 11/20/51, Callable 11/20/25 @ 100(a) 1,125,000 1,049,233
DLLAD LLC, Series 2024-1A, Class A4, 5.38%, 9/22/31, Callable 2/20/29 @ 100(a) ...... 918,980 949,440
DLLMT LLC, Series 2024-1A, Class A4, 4.98%, 4/20/32, Callable 5/20/28 @ 100(a) ...... 1,019,531 1,036,976
DLLST LLC, Series 2022-1A, Class A4, 3.69%, 9/20/28, Callable 6/20/25 @ 100(a) ....... 1,390,513 1,386,089
FirstKey Homes Trust, Series 2021-SFR2, Class B, 1.61%, 9/17/38(a)(c) ............... 1,153,846 1,083,891
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class C, 5.75%, 5/15/28(a) ...... 532,000 539,406
Granite Park Equipment Leasing LLC, Series 2023-1A, Class B, 6.62%, 4/20/33, Callable
8/20/30 @ 100(a) ................................................... 1,634,000 1,739,337
GreatAmerica Leasing Receivables Funding LLC, Series 2024-1, Class B, 5.18%, 12/16/30,
Callable 2/15/28 @ 100(a) ............................................ 1,480,000 1,507,888
HPEFS Equipment Trust ..................................................
Series 2022-1A, Class C, 1.96%, 5/21/29, Callable 7/20/25 @ 100(a) .............. 2,000,000 1,987,662
Series 2023-2A, Class C, 6.48%, 1/21/31, Callable 11/20/26 @ 100(a) ............. 1,250,000 1,278,817
Series 2024-1A, Class B, 5.18%, 5/20/31, Callable 5/20/27 @ 100(a) .............. 1,500,000 1,514,410
John Deere Owner Trust ..................................................
Series 2022-A, Class A4, 2.49%, 1/16/29, Callable 10/15/25 @ 100 ............... 1,000,000 981,374
Series 2024-C, Class A4, 4.15%, 8/15/31, Callable 5/15/28 @ 100 ................ 1,376,000 1,370,914
Kubota Credit Owner Trust ................................................
Series 2022-1A, Class A4, 2.78%, 2/15/28, Callable 1/15/26 @ 100(a) ............. 2,000,000 1,956,962
Series 2024-2A, Class A4, 5.19%, 5/15/30, Callable 4/15/28 @ 100(a) ............. 1,268,000 1,304,292
M&T Equipment LEAF Notes ..............................................
Series 2023-1A, Class A4, 5.75%, 7/15/30, Callable 7/15/27 @ 100(a) ............. 2,076,000 2,117,801
Series 2024-1A, Class A4, 4.94%, 8/18/31, Callable 8/16/28 @ 100(a) ............. 2,360,000 2,359,081
MMAF Equipment Finance LLC ............................................

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Series 2021-A, Class A4, 1.04%, 11/13/30(a) ............................... $ 2,000,000 $ 1,899,645
Series 2022-A, Class A4, 3.32%, 6/13/44(a) ................................ 1,500,000 1,475,803
Series 2023-A, Class A3, 5.54%, 12/13/29(a) ............................... 2,000,000 2,046,758
Series 2023-A, Class A4, 5.50%, 12/13/38(a) ............................... 750,000 774,758
Series 2024-A, Class A4, 5.10%, 7/13/49, Callable 3/13/30 @ 100(a) .............. 865,000 885,995
MVW LLC, Series 2021-1WA, Class A, 1.14%, 1/22/41, Callable 3/20/27 @ 100(a) ....... 283,743 269,367
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/61,
Callable 10/20/24 @ 100(a) ........................................... 1,807,000 1,665,529
NP SPE II LLC ........................................................
Series 2019-1A, Class A2, 3.24%, 9/20/49, Callable 10/20/24 @ 100(a) ............ 498,295 477,942
Series 2019-2A, Class C1, 6.44%, 11/19/49, Callable 10/19/24 @ 100(a) ........... 459,167 442,808
PEAC Solutions Receivables LLC ...........................................
Series 2024-1A, Class A3, 5.64%, 11/20/30, Callable 12/20/27 @ 100(a) ........... 1,450,000 1,477,418
Series 2024-2A, Class A3, 4.65%, 10/20/31, Callable 6/20/27 @ 100(a) ............ 1,143,000 1,140,264
Post Road Equipment Finance LLC, Series 2024-1A, Class B, 5.58%, 10/15/30, Callable
4/15/27 @ 100(a) ................................................... 2,622,000 2,667,870
Progress Residential Trust, Series 2021-SFR6, Class A, 1.52%, 7/17/38, Callable 7/17/26 @
100(a)(c) ......................................................... 1,093,740 1,042,998
PSNH Funding LLC, Series 2018-1, Class A3, 3.81%, 2/1/35 ....................... 4,000,000 3,897,172
SCF Equipment Leasing LLC ..............................................
Series 2021-1A, Class B, 1.37%, 8/20/29, Callable 8/20/25 @ 100(a) .............. 330,940 326,503
Series 2022-2A, Class B, 6.50%, 2/20/32, Callable 8/20/28 @ 100(a) .............. 1,071,429 1,114,487
Series 2023-1A, Class B, 6.37%, 5/20/32, Callable 8/20/30 @ 100(a) .............. 1,243,000 1,314,489
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A, Class C2I, 3.16%, 2/15/52, Callable 2/15/26 @ 100(a) ............ 1,000,000 956,354
Series 2022-1A, Class D, 4.29%, 2/15/52, Callable 2/15/26 @ 100(a) .............. 500,000 479,384
Series 2024-1A, Class C2, 5.59%, 5/15/54, Callable 5/15/27 @ 100(a) ............. 1,330,000 1,351,579
Verdant Receivables LLC .................................................
Series 2023-1A, Class A2, 6.24%, 1/13/31, Callable 10/12/27 @ 100(a) ............ 991,781 1,008,947
Series 2024-1A, Class A2, 5.68%, 12/12/31, Callable 11/12/28 @ 100(a) ........... 850,000 863,546
Volvo Financial Equipment LLC, Series 2024-1A, Class A4, 4.29%, 7/15/31, Callable 4/15/28
@ 100(a) ......................................................... 2,420,000 2,416,346
WEPCO Environmental Trust Finance I LLC, Series 2021-1, Class A, 1.58%, 12/15/35 ..... 1,168,349 1,032,675
82,933,976
Agency ABS Other (0.2%):
Navient Student Loan Trust ................................................
Series 2015-2, Class B, 6.89% (SOFR30A+161bps), 8/25/50, Callable 11/25/32 @
100(d) ....................................................... 3,000,000 2,911,015
Series 2018-2A, Class B, 6.54% (SOFR30A+126bps), 3/25/67, Callable 8/25/36 @
100(a)(d) ..................................................... 1,000,000 895,746
Nelnet Student Loan Trust, Series 2019-5, Class A, 2.53%, 10/25/67, Callable 1/25/33 @
100(a) ........................................................... 1,523,971 1,418,875
SLM Student Loan Trust ..................................................
Series 2006-10, Class B, 5.84% (SOFR90A+48bps), 3/25/44, Callable 4/25/31 @ 100(d) 118,748 112,048
Series 2007-1, Class B, 5.84% (SOFR90A+48bps), 1/27/42, Callable 4/25/29 @ 100(d) 194,678 178,849
5,516,533
Total Asset-Backed Securities (Cost $268,443,667) 271,032,917
Collateralized Mortgage Obligations (4.2%)
Agency CMO Other (0.7%):
Federal Home Loan Mortgage Corporation .....................................
Series 5270, Class AB, 5.50%, 1/25/49 ................................... 1,780,069 1,798,157
Series 5450, Class KA, 4.50%, 6/25/51 ................................... 2,973,154 2,949,616
Federal National Mortgage Association, Series 2022-88, Class BA, 5.50%, 7/25/47 ........ 1,558,161 1,565,900
Government National Mortgage Association ....................................
Series 2022-207, Class NA, 3.00%, 1/20/52 ................................ 1,824,024 1,650,962
Series 2023-107, Class PA, 5.50%, 1/20/46 ................................ 1,394,760 1,413,904
Series 2024-20, Class PA, 4.50%, 2/20/54 ................................. 6,693,468 6,637,876
16,016,415

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Agency Commercial MBS (1.3%):
Federal Home Loan Mortgage Corporation .....................................
Series K087, Class A2, 3.77%, 12/25/28 .................................. $ 500,000 $ 496,380
Series K091, Class A2, 3.51%, 3/25/29 ................................... 1,250,000 1,226,997
Series K095, Class A2, 2.79%, 6/25/29 ................................... 1,000,000 950,386
Series K096, Class A2, 2.52%, 7/25/29, Callable 7/25/29 @ 100 ................. 1,000,000 938,153
Series K097, Class A2, 2.51%, 7/25/29 ................................... 2,000,000 1,873,984
Series K100, Class A2, 2.67%, 9/25/29 ................................... 545,000 513,375
Series K136, Class A2, 2.13%, 11/25/31 ................................... 4,000,000 3,520,649
Series K141, Class A2, 2.25%, 2/25/32 ................................... 4,000,000 3,535,767
Series K142, Class A2, 2.40%, 3/25/32 ................................... 3,000,000 2,674,749
Series K144, Class A2, 2.45%, 4/25/32 ................................... 3,000,000 2,679,280
Series K147, Class A2, 3.00%, 6/25/32(b) ................................. 3,000,000 2,776,622
Series K-1510, Class A3, 3.79%, 1/25/34, Callable 1/25/34 @ 100 ................ 1,000,000 962,398
Series K-1512, Class A3, 3.06%, 4/25/34 .................................. 1,000,000 903,179
Series K159, Class A2, 3.95%, 11/25/30(b) ................................ 500,000 496,362
Series KG02, Class A2, 2.41%, 8/25/29, Callable 8/25/29 @ 100 ................. 909,000 848,016
Series KIR3, Class A2, 3.28%, 8/25/27, Callable 8/25/27 @ 100 ................. 1,500,000 1,471,700
Federal National Mortgage Association .......................................
Series 2018-M4, Class A2, 3.16%, 3/25/28(b) ............................... 358,174 349,072
Series 2019-M1, Class A2, 3.66%, 9/25/28(b) ............................... 628,240 620,385
Series 2019-M12, Class A2, 2.89%, 6/25/29(b) .............................. 978,578 936,453
Series 2022-M12, Class A, 3.18%, 12/25/28(b) .............................. 2,439,408 2,367,692
30,141,599
Commercial MBS (2.2%):
Arbor Multifamily Mortgage Securities Trust, Series 2022-MF4, Class A5, 3.39%, 2/15/55,
Callable 2/15/32 @ 100(a)(b) .......................................... 2,000,000 1,858,820
Aventura Mall Trust .....................................................
Series 2018-AVM, Class A, 4.25%, 7/5/40(a)(b)(c) ........................... 1,740,000 1,697,327
Series 2018-AVM, Class C, 4.25%, 7/5/40(a)(b)(c) ........................... 1,000,000 953,078
Series 2018-AVM, Class D, 4.25%, 7/5/40(a)(b)(c) ........................... 1,000,000 934,358
BBCMS Mortgage Trust, Series 2022-C16, Class AS, 4.60%, 6/15/55, Callable 6/15/32 @
100(b) ........................................................... 540,540 512,478
Benchmark Mortgage Trust, Series 2020-B17, Class ASB, 2.18%, 3/15/53, Callable 3/15/30 @
100 ............................................................. 1,000,000 938,113
BPR Trust ............................................................
Series 2021-TY, Class A, 6.26% (TSFR1M+116bps), 9/15/38(a)(c)(d) ............. 865,000 857,065
Series 2022-OANA, Class B, 7.54% (TSFR1M+245bps), 4/15/37(a)(c)(d) .......... 2,000,000 2,005,893
Series 2022-OANA, Class D, 8.79% (TSFR1M+370bps), 4/15/37(a)(c)(d) .......... 1,000,000 1,000,389
Series 2022-STAR, Class A, 8.33% (TSFR1M+323bps), 8/15/39(a)(c)(d) ........... 2,690,909 2,679,136
BX Commercial Mortgage Trust, Series 2022-CSMO, Class B, 8.24% (TSFR1M+314bps),
6/15/27(a)(c)(d) .................................................... 1,500,000 1,505,262
BX Trust .............................................................
Series 2019-OC11, Class A, 3.20%, 12/9/41, Callable 12/9/29 @ 100(a)(c) .......... 923,077 859,059
Series 2022-CLS, Class B, 6.30%, 10/13/27(a)(c) ............................ 2,000,000 1,881,745
BXP Trust ............................................................
Series 2021-601L, Class B, 2.87%, 1/15/44(a)(b)(c) .......................... 550,000 452,638
Series 2021-601L, Class C, 2.87%, 1/15/44(a)(b)(c) .......................... 1,500,000 1,186,059
Series 2021-601L, Class D, 2.87%, 1/15/44(a)(b)(c) .......................... 500,000 367,143
Citigroup Commercial Mortgage Trust ........................................
Series 2017-P8, Class AS, 3.79%, 9/15/50, Callable 9/15/27 @ 100(b) ............. 500,000 476,096
Series 2020-GC46, Class AAB, 2.61%, 2/15/53, Callable 2/15/30 @ 100 ........... 732,000 698,065
COMM Mortgage Trust ..................................................
Series 2015-LC23, Class AM, 4.16%, 10/10/48, Callable 11/10/25 @ 100(b) ........ 250,000 245,230
Series 2015-PC1, Class AM, 4.29%, 7/10/50, Callable 6/10/25 @ 100(b) ........... 1,750,000 1,724,687
Series 2015-PC1, Class B, 4.41%, 7/10/50, Callable 6/10/25 @ 100(b) ............. 865,000 845,517
Series 2020-CX, Class A, 2.17%, 11/10/46, Callable 11/10/30 @ 100(a)(c) .......... 1,500,000 1,259,800
Series 2024-277P, Class A, 6.34%, 8/10/44(a)(c) ............................. 1,960,000 2,057,747
CSMC, Series 2019-UVIL, Class A, 3.16%, 12/15/41(a)(c) ......................... 2,252,000 2,068,389
DBJPM Mortgage Trust ..................................................
Series 2016-C1, Class A4, 3.28%, 5/10/49, Callable 4/10/26 @ 100 ............... 500,000 489,323
Series 2016-SFC, Class A, 2.83%, 8/10/36, Callable 8/10/26 @ 100(a)(c) ........... 1,750,000 830,166

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
DBWF Mortgage Trust, Series 2024-LCRS, Class A, 6.84% (TSFR1M+174bps), 4/15/37(a)(c)
(d) ............................................................. $ 1,000,000 $ 990,699
Extended Stay America Trust, Series 2021-ESH, Class B, 6.59% (TSFR1M+149bps),
7/15/38(a)(c)(d) .................................................... 693,028 691,563
GS Mortgage Securities Corp. Trust ..........................................
Series 2017-GPTX, Class A, 2.86%, 5/10/34(a)(c) ........................... 848,541 729,460
Series 2023-SHIP, Class B, 5.10%, 9/10/38(a)(b)(c) .......................... 1,080,000 1,075,870
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37(a)(c) ........ 1,500,000 1,481,074
Hudson Yards Mortgage Trust ..............................................
Series 2016-10HY, Class A, 2.84%, 8/10/38, Callable 8/10/26 @ 100(a)(c) .......... 1,000,000 961,269
Series 2019-55HY, Class A, 3.04%, 12/10/41(a)(b)(c) ......................... 535,000 486,681
ILPT Commercial Mortgage Trust ...........................................
Series 2022-LPF2, Class B, 7.84% (TSFR1M+274bps), 10/15/39(a)(d) ............ 2,000,000 1,991,312
Series 2022-LPFX, Class A, 3.38%, 3/15/32(a)(c) ............................ 2,000,000 1,805,759
LBA Trust, Series 2024-7IND, Class A, 6.54% (TSFR1M+144bps), 10/15/41(a)(c)(d) ...... 2,000,000 1,998,774
LEX Mortgage Trust, Series 2024-BBG, Class A, 4.87%, 10/13/33(a)(b)(c) ............. 2,407,407 2,403,617
MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, 6.01% (TSFR1M+92bps),
4/15/38(a)(c)(d) .................................................... 1,921,028 1,912,825
Morgan Stanley Capital I Trust, Series 2021-PLZA, Class B, 2.90%, 11/9/43(a)(c) ........ 1,000,000 727,193
NRTH Mortgage Trust, Series 2024-PARK, Class A, 6.74% (TSFR1M+164bps), 3/15/39(a)(c)
(d) ............................................................. 1,161,000 1,160,180
SCOTT Trust, Series 2023-SFS, Class A, 5.91%, 3/10/40(a)(c) ...................... 1,000,000 1,030,086
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 7/15/41(a)(c) ................... 800,000 693,197
SREIT Trust, Series 2021-MFP2, Class B, 6.38% (TSFR1M+129bps), 11/15/36(a)(c)(d) .... 1,500,000 1,490,167
Wells Fargo Commercial Mortgage Trust, Series 2018-AUS, Class A, 4.19%, 8/17/36(a)(b)(c) 250,000 243,151
52,256,460
Total Collateralized Mortgage Obligations (Cost $100,529,684) 98,414,474
Corporate Bonds (22.9%)
Communication Services (0.7%):
AT&T, Inc., 3.10%, 2/1/43, Callable 8/1/42 @ 100 ............................... 2,000,000 1,532,146
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%,
4/1/38, Callable 10/1/37 @ 100 ......................................... 750,000 685,588
Comcast Corp.
3.55%, 5/1/28, Callable 2/1/28 @ 100 .................................... 750,000 735,771
2.89%, 11/1/51, Callable 5/1/51 @ 100 ................................... 1,250,000 839,092
Paramount Global
3.38%, 2/15/28, Callable 11/15/27 @ 100 .................................. 444,000 418,039
4.20%, 6/1/29, Callable 3/1/29 @ 100 .................................... 1,250,000 1,186,652
T-Mobile US, Inc.
4.75%, 2/1/28, Callable 10/15/24 @ 101.58 ................................ 643,000 644,089
3.88%, 4/15/30, Callable 1/15/30 @ 100 .................................. 1,000,000 972,479
2.25%, 11/15/31, Callable 8/15/31 @ 100 .................................. 3,500,000 3,019,142
Verizon Communications, Inc.
3.40%, 3/22/41, Callable 9/22/40 @ 100 .................................. 2,000,000 1,634,519
3.55%, 3/22/51, Callable 9/22/50 @ 100 .................................. 1,500,000 1,162,530
Warnermedia Holdings, Inc.
4.05%, 3/15/29, Callable 1/15/29 @ 100 .................................. 2,000,000 1,894,754
4.28%, 3/15/32, Callable 12/15/31 @ 100 ................................. 1,000,000 888,136
15,612,937
Consumer Discretionary (1.3%):
Advance Auto Parts, Inc., 3.50%, 3/15/32, Callable 12/15/31 @ 100(e) ................. 2,000,000 1,669,167
AutoNation, Inc., 2.40%, 8/1/31, Callable 5/1/31 @ 100 ........................... 3,000,000 2,542,164
Brunswick Corp., 2.40%, 8/18/31, Callable 5/18/31 @ 100 ......................... 1,500,000 1,259,847
D.R. Horton, Inc., 5.00%, 10/15/34, Callable 7/15/34 @ 100 ........................ 2,925,000 2,961,885
Daimler Truck Finance North America LLC, 2.38%, 12/14/28(a) ..................... 1,050,000 970,143
Genuine Parts Co.
4.95%, 8/15/29, Callable 7/15/29 @ 100 .................................. 1,950,000 1,982,436
2.75%, 2/1/32, Callable 11/1/31 @ 100 ................................... 1,952,000 1,706,362
Hasbro, Inc., 3.90%, 11/19/29, Callable 8/19/29 @ 100 ............................ 3,500,000 3,373,734
Kohl's Corp., 4.63%, 5/1/31, Callable 2/1/31 @ 100 .............................. 1,500,000 1,263,777

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Marriott International, Inc., 3.50%, 10/15/32, Callable 7/15/32 @ 100 ................. $ 1,000,000 $ 914,977
Mercedes-Benz Finance North America LLC, 3.45%, 1/6/27(a)(e) .................... 1,000,000 985,272
Newell Brands, Inc., 5.70%, 4/1/26, Callable 1/1/26 @ 100 ......................... 500,000 501,265
Nordstrom, Inc., 4.25%, 8/1/31, Callable 5/1/31 @ 100(e) .......................... 750,000 661,968
O'Reilly Automotive, Inc., 4.20%, 4/1/30, Callable 1/1/30 @ 100 ..................... 1,000,000 992,831
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100(a) . 1,300,000 1,129,502
Tapestry, Inc., 7.85%, 11/27/33, Callable 8/27/33 @ 100 ........................... 1,500,000 1,623,195
The Home Depot, Inc., 2.38%, 3/15/51, Callable 9/15/50 @ 100 ..................... 1,400,000 878,542
Tractor Supply Co.
1.75%, 11/1/30, Callable 8/1/30 @ 100 ................................... 1,000,000 861,650
5.25%, 5/15/33, Callable 2/15/33 @ 100 .................................. 750,000 780,704
Volkswagen Group of America Finance LLC
4.60%, 6/8/29, Callable 4/8/29 @ 100(a) .................................. 1,500,000 1,494,590
6.45%, 11/16/30, Callable 9/16/30 @ 100(a) ................................ 1,500,000 1,607,165
30,161,176
Consumer Staples (1.7%):
7-Eleven, Inc.
1.80%, 2/10/31, Callable 11/10/30 @ 100(a) ................................ 1,500,000 1,263,720
2.80%, 2/10/51, Callable 8/2/50 @ 100(a) ................................. 1,000,000 640,181
Altria Group, Inc., 2.45%, 2/4/32, Callable 11/4/31 @ 100 .......................... 1,500,000 1,279,528
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 4/15/38, Callable 10/15/37 @ 100 ................................. 1,500,000 1,444,151
5.45%, 1/23/39, Callable 7/23/38 @ 100 .................................. 500,000 534,729
4.35%, 6/1/40, Callable 12/1/39 @ 100 ................................... 1,000,000 944,493
BAT Capital Corp.
2.73%, 3/25/31, Callable 12/25/30 @ 100 ................................. 1,000,000 892,897
7.75%, 10/19/32, Callable 7/19/32 @ 100 ................................. 1,000,000 1,182,098
4.39%, 8/15/37, Callable 2/15/37 @ 100 .................................. 1,250,000 1,136,929
Bimbo Bakeries USA, Inc., 5.38%, 1/9/36, Callable 10/9/35 @ 100(a) ................. 1,500,000 1,543,602
Bunge Ltd. Finance Corp., 2.75%, 5/14/31, Callable 2/14/31 @ 100 ................... 2,000,000 1,803,436
Campbell Soup Co., 5.20%, 3/21/29, Callable 2/21/29 @ 100 ....................... 2,000,000 2,070,769
Cargill, Inc.
2.13%, 11/10/31, Callable 8/10/31 @ 100(a) ................................ 1,000,000 865,919
5.13%, 10/11/32, Callable 7/11/32 @ 100(a) ................................ 1,500,000 1,558,841
Church & Dwight Co., Inc., 2.30%, 12/15/31, Callable 9/15/31 @ 100 ................. 1,000,000 872,810
Coca-Cola Consolidated, Inc., 5.45%, 6/1/34, Callable 3/1/34 @ 100 .................. 1,950,000 2,055,062
Constellation Brands, Inc., 2.25%, 8/1/31, Callable 5/1/31 @ 100 ..................... 1,000,000 863,947
Dollar General Corp., 5.45%, 7/5/33, Callable 4/5/33 @ 100(e) ...................... 1,250,000 1,273,451
General Mills, Inc., 4.55%, 4/17/38, Callable 10/17/37 @ 100 ....................... 1,000,000 956,269
Keurig Dr. Pepper, Inc.
3.95%, 4/15/29, Callable 2/15/29 @ 100 .................................. 750,000 741,125
2.25%, 3/15/31, Callable 12/15/30 @ 100(e) ............................... 1,000,000 879,286
4.50%, 4/15/52, Callable 10/15/51 @ 100 ................................. 1,000,000 905,110
Kraft Heinz Foods Co., 5.00%, 6/4/42 ........................................ 1,000,000 976,626
Mars, Inc., 3.88%, 4/1/39, Callable 10/1/38 @ 100(a) ............................. 1,000,000 896,072
McCormick & Co., Inc., 1.85%, 2/15/31, Callable 11/15/30 @ 100 ................... 1,000,000 854,573
Philip Morris International, Inc., 5.38%, 2/15/33, Callable 11/15/32 @ 100 .............. 2,000,000 2,091,077
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100(a) .......................... 3,000,000 2,654,345
Sysco Corp., 2.45%, 12/14/31, Callable 9/14/31 @ 100 ............................ 1,500,000 1,307,792
The Coca-Cola Co., 2.00%, 3/5/31 ........................................... 2,000,000 1,767,458
The J.M. Smucker Co.
6.20%, 11/15/33, Callable 8/15/33 @ 100(e) ................................ 900,000 995,820
2.75%, 9/15/41, Callable 3/15/41 @ 100 .................................. 1,000,000 710,041
The Kroger Co., 5.00%, 9/15/34, Callable 6/15/34 @ 100 .......................... 2,825,000 2,849,734
40,811,891
Energy (1.5%):
Apache Corp., 4.25%, 1/15/44, Callable 7/15/43 @ 100 ............................ 1,500,000 1,136,046
Boardwalk Pipelines LP
4.45%, 7/15/27, Callable 4/15/27 @ 100 .................................. 500,000 500,883
4.80%, 5/3/29, Callable 2/3/29 @ 100 .................................... 500,000 502,243
3.60%, 9/1/32, Callable 6/1/32 @ 100 .................................... 1,000,000 905,398
Buckeye Partners LP, 4.13%, 12/1/27, Callable 9/1/27 @ 100 ....................... 1,000,000 962,686

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100 (a) .................... $ 1,091,000 $ 940,551
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33, Callable 8/15/33 @ 100(a) ...... 1,000,000 1,069,143
ConocoPhillips Co., 5.55%, 3/15/54, Callable 9/15/53 @ 100 ....................... 1,500,000 1,568,640
Energy Transfer LP
6.50% (H15T5Y+569bps), Callable 11/15/26 @ 100(d)(f) ...................... 1,000,000 1,000,530
4.15%, 9/15/29, Callable 6/15/29 @ 100 .................................. 1,000,000 984,777
5.35%, 5/15/45, Callable 11/15/44 @ 100 .................................. 1,143,000 1,088,525
Enterprise Products Operating LLC, 4.95%, 2/15/35, Callable 11/15/34 @ 100 ........... 2,000,000 2,030,126
EQT Corp., 7.00%, 2/1/30, Callable 11/1/29 @ 100 .............................. 514,000 561,592
Evergy Missouri West Storm Funding I LLC, 5.10%, 12/1/38 ....................... 3,500,000 3,632,922
Evergy Missouri West, Inc., 5.65%, 6/1/34, Callable 3/1/34 @ 100(a) .................. 1,500,000 1,588,441
Florida Gas Transmission Co. LLC, 2.55%, 7/1/30, Callable 4/1/30 @ 100(a) ............ 1,500,000 1,349,418
Helmerich & Payne, Inc.
2.90%, 9/29/31, Callable 6/29/31 @ 100 .................................. 500,000 428,537
5.50%, 12/1/34, Callable 9/1/34 @ 100(a) ................................. 2,000,000 1,948,258
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/1/28, Callable 11/4/24 @ 102.08(a) .... 1,000,000 998,977
MPLX LP
4.25%, 12/1/27, Callable 9/1/27 @ 100 ................................... 500,000 498,117
4.00%, 3/15/28, Callable 12/15/27 @ 100 ................................. 750,000 739,905
4.80%, 2/15/29, Callable 11/15/28 @ 100(e) ................................ 250,000 253,835
Murphy Oil USA, Inc.
4.75%, 9/15/29, Callable 10/21/24 @ 102.38 ............................... 1,000,000 971,929
3.75%, 2/15/31, Callable 2/15/26 @ 101.88(a) .............................. 235,000 211,739
Occidental Petroleum Corp., 4.40%, 8/15/49, Callable 2/15/49 @ 100 ................. 1,250,000 987,424
ONEOK, Inc., 5.05%, 11/1/34, Callable 8/1/34 @ 100 ............................. 1,885,000 1,876,403
Phillips 66 Co.
4.95%, 3/15/35, Callable 12/15/34 @ 100 ................................. 1,000,000 989,186
4.90%, 10/1/46, Callable 4/1/46 @ 100 ................................... 1,000,000 921,091
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29, Callable 9/15/29 @ 100 ................................. 1,780,000 1,692,859
4.70%, 6/15/44, Callable 12/15/43 @ 100 ................................. 500,000 444,104
Rockies Express Pipeline LLC, 4.95%, 7/15/29, Callable 4/15/29 @ 100(a) ............. 1,000,000 955,984
Western Midstream Operating LP
4.05%, 2/1/30, Callable 11/1/29 @ 100 ................................... 1,000,000 962,758
5.25%, 2/1/50, Callable 8/1/49 @ 100 .................................... 500,000 454,031
35,157,058
Financials (6.8%):
Ally Financial, Inc., 7.10%, 11/15/27, Callable 10/15/27 @ 100 ...................... 833,000 883,015
American Express Co.
4.99% (SOFR+226bps), 5/26/33, Callable 2/26/32 @ 100(d) .................... 1,500,000 1,516,393
5.28% (SOFR+142bps), 7/26/35, Callable 7/26/34 @ 100(d) .................... 2,450,000 2,551,242
AmFam Holdings, Inc., 2.81%, 3/11/31, Callable 12/11/30 @ 100(a) .................. 1,000,000 794,873
Assurant, Inc.
6.10%, 2/27/26, Callable 1/27/26 @ 100 .................................. 882,000 891,975
2.65%, 1/15/32, Callable 10/15/31 @ 100 ................................. 1,000,000 862,862
Bank of America Corp.
6.10% (TSFR3M+416bps), Callable 3/17/25 @ 100(d)(f) ...................... 1,000,000 1,003,777
4.38% (H15T5Y+276bps), Callable 1/27/27 @ 100(d)(f) ....................... 1,000,000 971,788
1.66% (SOFR+91bps), 3/11/27, Callable 3/11/26 @ 100(d) ..................... 500,000 480,547
2.57% (SOFR+121bps), 10/20/32, Callable 10/20/31 @ 100(d) .................. 4,000,000 3,505,880
2.48% (H15T5Y+120bps), 9/21/36, Callable 9/21/31 @ 100(d) .................. 1,000,000 843,978
Belrose Funding Trust, 2.33%, 8/15/30, Callable 5/15/30 @ 100(a)(e) ................. 1,000,000 857,803
Blackstone Private Credit Fund, 2.63%, 12/15/26, Callable 11/15/26 @ 100 ............. 1,290,000 1,219,659
Blue Owl Credit Income Corp.
5.50%, 3/21/25 .................................................... 500,000 499,352
3.13%, 9/23/26, Callable 8/23/26 @ 100 .................................. 250,000 238,763
4.70%, 2/8/27, Callable 1/8/27 @ 100 .................................... 1,125,000 1,103,925
Blue Owl Finance LLC, 3.13%, 6/10/31, Callable 3/10/31 @ 100(a) ................... 1,000,000 876,747
BMW US Capital LLC, 3.75%, 4/12/28, Callable 1/12/28 @ 100(a) ................... 1,000,000 980,160
Brown & Brown, Inc., 4.20%, 3/17/32, Callable 12/17/31 @ 100 ..................... 1,000,000 958,684
Cadence Bank, 4.13% (US0003M+247bps), 11/20 /29, Callable 11/20/24 @ 100(d) (g) ...... 625,000 621,157
Capital One Financial Corp.
3.75%, 7/28/26, Callable 6/28/26 @ 100 .................................. 1,000,000 986,295

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
2.36% (SOFR+134bps), 7/29/32, Callable 7/29/31 @ 100(d) .................... $ 1,000,000 $ 818,492
5.82% (SOFR+260bps), 2/1/34, Callable 2/1/33 @ 100(d) ...................... 1,000,000 1,040,881
Citigroup, Inc., 2.52% (SOFR+118bps), 11/3/32, Callable 11/3/31 @ 100(d) ............. 2,000,000 1,734,195
Citizens Bank NA, 6.06% (SOFR+145bps), 10/24/25, Callable 9/23/25 @ 100(d) ......... 500,000 498,740
Citizens Financial Group, Inc.
2.50%, 2/6/30, Callable 11/6/29 @ 100 ................................... 2,000,000 1,777,254
5.64% (H15T5Y+275bps), 5/21/37, Callable 5/21/32 @ 100(d) .................. 1,000,000 992,006
CNO Global Funding, 4.95%, 9/9/29(a) ....................................... 1,628,000 1,635,068
Compeer Financial FLCA/Compeer Financial PCA, 3.38% (SOFR+197bps), 6/1/36, Callable
6/1/31 @ 100(a)(d) .................................................. 500,000 407,958
Credit Acceptance Corp., 6.63%, 3/15/26, Callable 10/15/24 @ 100 ................... 500,000 499,985
Equitable Holdings, Inc.
4.35%, 4/20/28, Callable 1/20/28 @ 100 .................................. 1,000,000 996,296
4.57%, 2/15/29, Callable 11/15/28 @ 100(a) ................................ 500,000 498,498
F&G Global Funding, 2.00%, 9/20/28(a) ...................................... 2,000,000 1,782,058
Fells Point Funding Trust, 3.05%, 1/31/27, Callable 12/31/26 @ 100(a) ................ 3,000,000 2,905,821
Fifth Third Bancorp
3.95%, 3/14/28, Callable 2/14/28 @ 100 .................................. 500,000 494,236
4.34% (SOFR+166bps), 4/25/33, Callable 4/25/32 @ 100(d) .................... 2,000,000 1,920,179
First American Financial Corp., 2.40%, 8/15/31, Callable 5/15/31 @ 100 ............... 3,025,000 2,540,272
First Citizens Bancshares, Inc., 3.38% (TSFR3M+247bps), 3/15/30, Callable 3/15/25 @ 100(d) 2,000,000 1,964,627
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100(e) ....................... 2,400,000 2,438,304
Fiserv, Inc.
5.60%, 3/2/33, Callable 12/2/32 @ 100 ................................... 1,500,000 1,588,352
5.63%, 8/21/33, Callable 5/21/33 @ 100 .................................. 1,000,000 1,058,504
Ford Motor Credit Co. LLC
4.54%, 8/1/26, Callable 6/1/26 @ 100 .................................... 1,000,000 991,170
2.90%, 2/10/29, Callable 12/10/28 @ 100 ................................. 500,000 454,021
Glencore Funding LLC
1.63%, 4/27/26, Callable 3/27/26 @ 100(a) ................................ 700,000 671,611
2.50%, 9/1/30, Callable 6/1/30 @ 100(a) .................................. 500,000 447,268
2.85%, 4/27/31, Callable 1/27/31 @ 100(a) ................................ 1,000,000 894,069
Global Payments, Inc.
2.90%, 11/15/31, Callable 8/15/31 @ 100 .................................. 1,500,000 1,320,954
5.40%, 8/15/32, Callable 5/15/32 @ 100 .................................. 1,000,000 1,027,061
Globe Life, Inc., 5.85%, 9/15/34, Callable 6/15/34 @ 100 .......................... 577,000 596,081
Guardian Life Global Funding, 1.40%, 7/6/27(a) ................................. 2,000,000 1,858,854
Huntington Bancshares, Inc.
4.44% (SOFR+197bps), 8/4/28, Callable 8/4/27 @ 100(d) ...................... 500,000 500,896
6.21% (SOFR+202bps), 8/21/29, Callable 8/21/28 @ 100(d) .................... 1,000,000 1,057,820
2.49% (H15T5Y+117bps), 8/15/36, Callable 8/15/31 @ 100(d) .................. 1,000,000 812,747
Hyundai Capital America, Inc., 3.50%, 11/2/26, Callable 9/2/26 @ 100(a) .............. 500,000 490,233
ILFC E-Capital Trust I, 6.56% (TSFR3M+181bps), 12/21/65, Callable 11/4/24 @ 100(a)(d) . 500,000 394,524
Janus Henderson US Holdings, Inc., 4.88%, 8/1/25, Callable 5/1/25 @ 100 .............. 4,000,000 3,995,867
JPMorgan Chase & Co.
4.60% (TSFR3M+313bps), Callable 2/1/25 @ 100(d)(f) ....................... 1,000,000 993,894
2.52% (SOFR+204bps), 4/22/31, Callable 4/22/30 @ 100(d) .................... 3,000,000 2,726,083
1.95% (SOFR+107bps), 2/4/32, Callable 2/4/31 @ 100(d) ...................... 4,000,000 3,435,176
2.05%, 9/15/35, Callable 9/15/25 @ 100, MTN ............................. 1,000,000 743,329
5.60%, 7/15/41 .................................................... 750,000 815,200
KeyBank NA, 3.90%, 4/13/29 .............................................. 1,500,000 1,432,138
KeyCorp.
6.32% (SOFRINDX+125bps), 5/23/25, Callable 2/23/25 @ 100(d) ............... 500,000 501,298
2.25%, 4/6/27, MTN ................................................ 500,000 473,425
4.79% (SOFRINDX+206bps), 6/1/33, Callable 6/1/32 @ 100, MTN(d) ............ 757,000 741,244
6.40% (SOFRINDX+242bps), 3/6/35, Callable 3/6/34 @ 100(d) ................. 1,000,000 1,086,658
Lincoln National Corp., 3.80%, 3/1/28, Callable 12/1/27 @ 100 ...................... 500,000 490,723
Loews Corp., 3.20%, 5/15/30, Callable 2/15/30 @ 100 ............................ 1,000,000 943,597
M&T Bank Corp., 5.05% (SOFR+185bps), 1/27/34, Callable 1/27/33 @ 100(d) .......... 1,750,000 1,734,732
Manufacturers & Traders Trust Co., 4.65%, 1/27/26, Callable 12/27/25 @ 100 ........... 500,000 499,487
MassMutual Global Funding II
1.20%, 7/16/26(a) .................................................. 1,500,000 1,426,057
4.35%, 9/17/31(a) .................................................. 1,920,000 1,912,431
Mercury General Corp., 4.40%, 3/15/27, Callable 12/15/26 @ 100 .................... 1,000,000 989,617

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Metropolitan Life Global Funding I, 2.40%, 1/11/32(a) ............................ $ 2,000,000 $ 1,734,382
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100(a) ........... 1,500,000 1,492,705
Morgan Stanley
2.51% (SOFR+120bps), 10/20/32, Callable 10/20/31 @ 100, MTN(d) ............. 3,000,000 2,619,295
5.32% (SOFR+156bps), 7/19/35, Callable 7/19/34 @ 100(d) .................... 1,000,000 1,038,982
2.48% (SOFR+136bps), 9/16/36, Callable 9/16/31 @ 100(d) .................... 2,000,000 1,673,867
New York Life Global Funding
4.70%, 1/29/29(a) .................................................. 1,000,000 1,023,393
1.85%, 8/1/31(a) ................................................... 1,500,000 1,281,198
5.00%, 1/9/34(a) ................................................... 900,000 928,574
Northern Trust Corp., 6.13%, 11/2/32, Callable 8/2/32 @ 100 ....................... 1,000,000 1,103,944
Pacific Life Global Funding II, 1.38%, 4/14/26(a) ................................ 2,000,000 1,915,528
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.70%, 6/15/26, Callable 5/15/26 @ 100(a) ................................ 1,000,000 954,857
6.20%, 6/15/30, Callable 4/15/30 @ 100(a) ................................ 1,000,000 1,079,225
PPL Capital Funding, Inc., 5.25%, 9/1/34, Callable 6/1/34 @ 100 ..................... 797,000 820,462
Pricoa Global Funding I, 4.65%, 8/27/31(a) .................................... 2,000,000 2,025,706
Primerica, Inc., 2.80%, 11/19/31, Callable 8/19/31 @ 100 .......................... 1,750,000 1,538,984
Principal Life Global Funding II
1.25%, 8/16/26(a) .................................................. 2,000,000 1,894,833
5.10%, 1/25/29(a) .................................................. 1,000,000 1,030,333
Protective Life Global Funding, 1.90%, 7/6/28(a) ................................ 2,000,000 1,841,829
Prudential Financial, Inc.
3.94%, 12/7/49, Callable 6/7/49 @ 100 ................................... 1,000,000 826,250
6.00% (H15T5Y+323bps), 9/1/52, Callable 6/1/32 @ 100(d) .................... 1,000,000 1,039,382
Raymond James Financial, Inc., 4.95%, 7/15/46 ................................. 1,000,000 965,961
Regions Financial Corp.
5.75% (H15T5Y+543bps), Callable 6/15/25 @ 100(d)(f) ....................... 595,000 592,630
5.72% (SOFR+149bps), 6/6/30, Callable 6/6/29 @ 100(d) ...................... 2,000,000 2,072,006
5.50% (SOFR+206bps), 9/6/35, Callable 9/6/34 @ 100(d) ...................... 2,500,000 2,543,977
RGA Global Funding, 5.50%, 1/11/31(a) ...................................... 1,900,000 1,985,939
Santander Holdings USA, Inc.
4.40%, 7/13/27, Callable 4/14/27 @ 100 .................................. 750,000 747,989
6.57% (SOFR+270bps), 6/12/29, Callable 6/12/28 @ 100(d) .................... 500,000 524,630
5.35% (SOFR+194bps), 9/6/30, Callable 9/6/29 @ 100(d) ...................... 1,855,000 1,875,443
Simon Property Group LP
4.75%, 9/26/34, Callable 6/26/34 @ 100 .................................. 1,500,000 1,487,354
5.85%, 3/8/53, Callable 9/8/52 @ 100 .................................... 1,500,000 1,611,180
State Street Corp., 5.16% (SOFR+189bps), 5/18/34, Callable 5/18/33 @ 100(d)(e) ........ 1,500,000 1,558,644
Stellantis Finance U.S., Inc., 2.69%, 9/15/31, Callable 6/15/31 @ 100(a) ............... 1,200,000 1,020,094
Stewart Information Services Corp., 3.60%, 11/15/31, Callable 8/15/31 @ 100 ........... 2,250,000 1,972,439
Synchrony Bank, 5.63%, 8/23/27, Callable 7/23/27 @ 100 ......................... 500,000 508,864
Synchrony Financial
4.50%, 7/23/25, Callable 4/23/25 @ 100 .................................. 500,000 497,039
5.15%, 3/19/29, Callable 12/19/28 @ 100 ................................. 500,000 499,405
Synovus Bank, 4.00% (H15T5Y+363bps), 10/29/30, Callable 10/29/25 @ 100(d) ......... 500,000 452,134
Synovus Financial Corp., 7.54% (USISOA05+338bps), 2/7/29(d) .................... 500,000 505,812
The Bank of New York Mellon Corp.
4.70% (H15T5Y+436bps), Callable 9/20/25 @ 100(d)(f) ....................... 500,000 496,520
3.75% (H15T5Y+263bps), Callable 12/20/26 @ 100(d)(f) ...................... 1,000,000 942,659
3.99% (SOFR+115bps), 6/13/28, Callable 6/13/27 @ 100, MTN(d) ............... 1,000,000 995,272
5.06% (SOFR+123bps), 7/22/32, Callable 7/22/31 @ 100(d) .................... 940,000 973,003
5.19% (SOFR+142bps), 3/14/35, Callable 3/14/34 @ 100(d) .................... 2,000,000 2,076,636
5.61% (SOFR+177bps), 7/21/39, Callable 7/21/34 @ 100(d) .................... 758,000 796,290
The Charles Schwab Corp., 5.85% (SOFR+250bps), 5/19/34, Callable 5/19/33 @ 100(d) .... 1,350,000 1,445,570
The Huntington National Bank, 5.65%, 1/10/30, Callable 11/10/29 @ 100 .............. 1,000,000 1,045,518
The PNC Financial Services Group, Inc.
2.55%, 1/22/30, Callable 10/24/29 @ 100(e) ............................... 1,500,000 1,375,660
4.63% (SOFRINDX+185bps), 6/6/33, Callable 6/6/32 @ 100(d) ................. 276,000 271,919
5.94% (SOFR+195bps), 8/18/34, Callable 8/18/33 @ 100(d) .................... 1,000,000 1,077,905
5.68% (SOFR+190bps), 1/22/35, Callable 1/22/34 @ 100(d) .................... 282,000 299,081
Truist Bank, 2.25%, 3/11/30, Callable 12/11/29 @ 100 ............................ 1,050,000 925,428
Truist Financial Corp., 4.95% (H15T5Y+461bps), Callable 9/1/25 @ 100(d)(f) ........... 2,000,000 1,988,823

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
U.S. Bancorp
5.78% (SOFR+202bps), 6/12/29, Callable 6/12/28 @ 100(d) .................... $ 750,000 $ 785,862
2.49% (H15T5Y+95bps), 11/3/36, Callable 11/3/31 @ 100(d) ................... 1,500,000 1,266,075
UL Solutions, Inc., 6.50%, 10/20/28, Callable 9/20/28 @ 100(a) ..................... 2,000,000 2,139,613
W.R. Berkley Corp., 3.55%, 3/30/52, Callable 9/30/51 @ 100 ....................... 1,172,000 873,640
Webster Financial Corp., 4.10%, 3/25/29, Callable 12/25/28 @ 100 ................... 500,000 482,646
Wells Fargo & Co.
3.00%, 10/23/26 .................................................... 1,000,000 977,284
2.88% (TSFR3M+143bps), 10/30/30, Callable 10/30/29 @ 100, MTN(d) ........... 1,000,000 927,609
158,147,148
Health Care (2.0%):
AbbVie, Inc.
3.20%, 11/21/29, Callable 8/21/29 @ 100 .................................. 1,000,000 956,095
4.25%, 11/21/49, Callable 5/21/49 @ 100 .................................. 500,000 447,440
Amgen, Inc.
5.25%, 3/2/33, Callable 12/2/32 @ 100 ................................... 1,000,000 1,040,880
3.00%, 1/15/52, Callable 7/15/51 @ 100 .................................. 1,250,000 882,355
4.20%, 2/22/52, Callable 8/22/51 @ 100 .................................. 1,250,000 1,062,679
Baxter International, Inc., 2.54%, 2/1/32, Callable 11/1/31 @ 100 .................... 1,750,000 1,516,904
Bio-Rad Laboratories, Inc., 3.30%, 3/15/27, Callable 2/15/27 @ 100 .................. 1,250,000 1,218,367
Boston Medical Center Corp., 3.91%, 7/1/28 ................................... 500,000 478,381
Bristol-Myers Squibb Co.
3.90%, 2/20/28, Callable 11/20/27 @ 100 .................................. 500,000 498,005
5.90%, 11/15/33, Callable 8/15/33 @ 100 .................................. 1,500,000 1,657,698
5.50%, 2/22/44, Callable 8/22/43 @ 100 .................................. 2,000,000 2,118,434
Centene Corp., 2.50%, 3/1/31, Callable 12/1/30 @ 100 ............................ 1,500,000 1,289,772
CVS Health Corp.
2.13%, 9/15/31, Callable 6/15/31 @ 100 .................................. 2,000,000 1,689,481
5.63%, 2/21/53, Callable 8/21/52 @ 100 .................................. 500,000 493,335
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100 .................... 4,000,000 3,672,437
Duke University Health System, Inc., 2.60%, 6/1/30 .............................. 2,000,000 1,811,111
Eastern Maine Healthcare Systems, 3.71%, 7/1/26 ............................... 195,000 188,393
Elevance Health, Inc.
2.88%, 9/15/29, Callable 6/15/29 @ 100 .................................. 323,000 303,079
2.55%, 3/15/31, Callable 12/15/30 @ 100 ................................. 1,000,000 895,476
Fresenius Medical Care U.S. Finance III, Inc., 2.38%, 2/16/31, Callable 11/16/30 @ 100(a) .. 2,500,000 2,113,847
HCA, Inc.
5.60%, 4/1/34, Callable 1/1/34 @ 100 .................................... 1,000,000 1,042,112
4.38%, 3/15/42, Callable 9/15/41 @ 100 .................................. 750,000 655,779
5.25%, 6/15/49, Callable 12/15/48 @ 100 ................................. 1,000,000 950,493
Health Care Service Corp. A Mutual Legal Reserve Co., 5.45%, 6/15/34, Callable 3/15/34 @
100(a) ........................................................... 1,500,000 1,559,276
Humana, Inc., 5.38%, 4/15/31, Callable 2/15/31 @ 100 ............................ 1,132,000 1,171,783
Laboratory Corp. of America Holdings, 4.55%, 4/1/32, Callable 2/1/32 @ 100 ........... 2,865,000 2,832,947
Orlando Health Obligated Group
3.78%, 10/1/28, Callable 7/1/28 @ 100 ................................... 500,000 488,002
2.89%, 10/1/35 .................................................... 1,000,000 861,710
Revvity, Inc.
2.55%, 3/15/31, Callable 12/15/30 @ 100 ................................. 1,500,000 1,313,341
2.25%, 9/15/31, Callable 6/15/31 @ 100 .................................. 500,000 427,098
Solventum Corp.
5.40%, 3/1/29, Callable 2/1/29 @ 100(a) .................................. 625,000 642,992
5.45%, 3/13/31, Callable 1/13/31 @ 100(a) ................................ 625,000 644,385
5.60%, 3/23/34, Callable 12/23/33 @ 100(a) ............................... 625,000 647,402
5.90%, 4/30/54, Callable 10/30/53 @ 100(a) ............................... 625,000 648,575
Southern Illinois Healthcare Enterprises, Inc., 3.97%, 5/15/50, Callable 11/15/49 @ 100 .... 1,000,000 788,985
The Cigna Group, 2.38%, 3/15/31, Callable 12/15/30 @ 100 ........................ 2,000,000 1,762,432
Universal Health Services, Inc.
2.65%, 1/15/32, Callable 10/15/31 @ 100 ................................. 3,262,000 2,809,748
5.05%, 10/15/34, Callable 7/15/34 @ 100 ................................. 930,000 912,967
Zimmer Biomet Holdings, Inc., 5.20%, 9/15/34, Callable 6/15/34 @ 100 ............... 1,950,000 1,985,042
46,479,238

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Industrials (2.5%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100 ................ $ 2,250,000 $ 1,970,938
AGCO Corp., 5.80%, 3/21/34, Callable 12/21/33 @ 100(e) ......................... 2,000,000 2,091,695
Air Lease Corp., 2.88%, 1/15/32, Callable 10/15/31 @ 100, MTN .................... 1,000,000 880,789
American Airlines Pass Through Trust
3.70%, 10/1/26 .................................................... 252,562 243,742
3.58%, 1/15/28 .................................................... 2,477,640 2,390,713
3.85%, 2/15/28 .................................................... 285,362 267,224
3.60%, 10/15/29 .................................................... 337,632 309,892
Aon North America, Inc.
5.45%, 3/1/34, Callable 12/1/33 @ 100 ................................... 1,000,000 1,050,027
5.75%, 3/1/54, Callable 9/1/53 @ 100 .................................... 1,000,000 1,058,614
Ashtead Capital, Inc.
4.25%, 11/1/29, Callable 11/1/24 @ 102.13 (a) .............................. 1,448,000 1,408,550
2.45%, 8/12/31, Callable 5/12/31 @ 100(a) ................................ 667,000 570,344
5.95%, 10/15/33, Callable 7/15/33 @ 100(a) ............................... 1,500,000 1,579,921
British Airways Pass Through Trust
3.35%, 6/15/29(a) .................................................. 265,895 248,420
3.80%, 9/20/31(a) .................................................. 450,149 433,635
Builders FirstSource, Inc., 6.38%, 6/15/32, Callable 6/15/27 @ 103.19(a) ............... 500,000 518,417
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100 ......................... 1,000,000 919,595
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100 ....................... 1,100,000 908,920
Concentrix Corp., 6.85%, 8/2/33, Callable 5/2/33 @ 100(e) ......................... 1,250,000 1,294,668
Cummins, Inc., 4.90%, 2/20/29, Callable 1/20/29 @ 100 ........................... 1,900,000 1,963,306
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(a) ......................... 1,250,000 1,247,919
FedEx Corp., 4.05%, 2/15/48, Callable 8/15/47 @ 100 ............................ 1,500,000 1,240,035
Fluor Corp., 4.25%, 9/15/28, Callable 6/15/28 @ 100 ............................. 1,000,000 984,018
Fortune Brands Innovations, Inc., 4.00%, 3/25/32, Callable 12/25/31 @ 100 ............. 1,250,000 1,191,364
GXO Logistics, Inc.
2.65%, 7/15/31, Callable 4/15/31 @ 100 .................................. 2,000,000 1,704,507
6.50%, 5/6/34, Callable 2/6/34 @ 100 .................................... 967,000 1,029,060
Hawaiian Airlines Pass Through Certificates, 3.90%, 1/15/26 ........................ 72,208 70,087
Howmet Aerospace, Inc.
5.90%, 2/1/27 ..................................................... 250,000 259,269
3.00%, 1/15/29, Callable 11/15/28 @ 100 .................................. 1,000,000 949,292
Hubbell, Inc., 2.30%, 3/15/31, Callable 12/15/30 @ 100 ........................... 1,500,000 1,315,487
Huntington Ingalls Industries, Inc., 2.04%, 8/16/28, Callable 6/16/28 @ 100 ............. 1,500,000 1,377,482
JetBlue Pass Through Trust, 2.95%, 5/15/28 .................................... 193,424 173,651
Kennametal, Inc., 4.63%, 6/15/28, Callable 3/15/28 @ 100 ......................... 1,058,000 1,060,982
Leidos, Inc.
2.30%, 2/15/31, Callable 11/15/30 @ 100 .................................. 1,500,000 1,302,822
5.75%, 3/15/33, Callable 12/15/32 @ 100 ................................. 2,250,000 2,368,157
Northwestern Mutual Global Funding, 4.71%, 1/10/29(a) .......................... 2,650,000 2,708,046
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100 ...................... 1,000,000 803,494
Quanta Services, Inc., 2.90%, 10/1/30, Callable 7/1/30 @ 100 ....................... 1,500,000 1,380,467
Regal Rexnord Corp., 6.40%, 4/15/33, Callable 1/15/33 @ 100 ...................... 570,000 609,208
Ryder System, Inc.
2.85%, 3/1/27, Callable 2/1/27 @ 100, MTN ............................... 2,000,000 1,933,556
5.38%, 3/15/29, Callable 2/15/29 @ 100, MTN ............................. 1,000,000 1,037,713
Spirit Airlines Pass Through Trust, 3.38%, 2/15/30 ............................... 885,390 789,870
The Boeing Co.
3.63%, 2/1/31, Callable 11/1/30 @ 100 ................................... 2,750,000 2,518,789
6.53%, 5/1/34, Callable 2/1/34 @ 100(a) .................................. 713,000 764,951
5.81%, 5/1/50, Callable 11/1/49 @ 100 ................................... 1,000,000 966,159
The Timken Co., 4.13%, 4/1/32, Callable 1/1/32 @ 100 ............................ 2,100,000 2,016,509
Trane Technologies Global Holding Co. Ltd., 3.75%, 8/21/28, Callable 5/21/28 @ 100 ..... 500,000 493,154
Union Pacific Corp., 3.25%, 2/5/50, Callable 8/5/49 @ 100 ......................... 1,000,000 754,485
United Airlines Pass Through Trust
4.88%, 1/15/26 .................................................... 155,036 153,626
3.70%, 3/1/30 ..................................................... 354,992 324,939
5.45%, 2/15/37 .................................................... 2,450,000 2,551,040
Verisk Analytics, Inc., 5.25%, 6/5/34, Callable 3/5/34 @ 100 ........................ 1,450,000 1,497,175
57,686,723

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Information Technology (1.1%):
Amphenol Corp.
4.35%, 6/1/29, Callable 3/1/29 @ 100 .................................... $ 500,000 $ 503,628
2.20%, 9/15/31, Callable 6/15/31 @ 100 .................................. 1,125,000 972,555
Broadcom, Inc.
2.45%, 2/15/31, Callable 11/15/30 @ 100(a) ................................ 1,000,000 885,814
3.42%, 4/15/33, Callable 1/15/33 @ 100(a) ................................ 2,000,000 1,816,895
3.47%, 4/15/34, Callable 1/15/34 @ 100(a) ................................ 500,000 450,580
Dell International LLC/EMC Corp.
5.75%, 2/1/33, Callable 11/1/32 @ 100 ................................... 260,000 278,992
3.38%, 12/15/41, Callable 6/15/41 @ 100 ................................. 1,250,000 984,446
Hewlett Packard Enterprise Co., 5.00%, 10/15/34, Callable 7/15/34 @ 100 .............. 1,870,000 1,851,694
HP, Inc., 2.65%, 6/17/31, Callable 3/17/31 @ 100 ................................ 1,500,000 1,325,880
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100 .............................. 1,474,000 1,322,370
Marvell Technology, Inc., 2.45%, 4/15/28, Callable 2/15/28 @ 100 ................... 1,050,000 979,734
Microsoft Corp., 2.53%, 6/1/50, Callable 12/1/49 @ 100 ........................... 1,500,000 1,029,375
Motorola Solutions, Inc.
2.75%, 5/24/31, Callable 2/24/31 @ 100 .................................. 1,000,000 894,090
5.60%, 6/1/32, Callable 3/1/32 @ 100 .................................... 1,000,000 1,057,738
Oracle Corp.
2.95%, 4/1/30, Callable 1/1/30 @ 100 .................................... 1,000,000 930,313
3.85%, 7/15/36, Callable 1/15/36 @ 100 .................................. 2,000,000 1,807,465
3.60%, 4/1/50, Callable 10/1/49 @ 100 ................................... 1,000,000 760,950
Qorvo, Inc., 3.38%, 4/1/31, Callable 4/1/26 @ 101.69(a) ........................... 3,909,000 3,499,883
Skyworks Solutions, Inc., 3.00%, 6/1/31, Callable 3/1/31 @ 100 ..................... 1,200,000 1,057,063
TSMC Arizona Corp., 2.50%, 10/25/31, Callable 7/25/31 @ 100 ..................... 3,400,000 3,001,232
Workday, Inc., 3.70%, 4/1/29, Callable 2/1/29 @ 100 ............................. 1,500,000 1,465,309
26,876,006
Materials (1.3%):
Albemarle Corp., 4.65%, 6/1/27, Callable 5/1/27 @ 100 ........................... 1,000,000 1,004,840
AptarGroup, Inc., 3.60%, 3/15/32, Callable 12/15/31 @ 100 ........................ 2,102,000 1,917,590
Avery Dennison Corp.
2.65%, 4/30/30, Callable 2/1/30 @ 100 ................................... 800,000 730,011
2.25%, 2/15/32, Callable 11/15/31 @ 100 .................................. 1,500,000 1,272,185
Ball Corp., 3.13%, 9/15/31, Callable 6/15/31 @ 100 .............................. 1,500,000 1,331,696
Bayport Polymers LLC, 4.74%, 4/14/27, Callable 3/14/27 @ 100(a) ................... 1,500,000 1,493,630
Colonial Enterprises, Inc., 3.25%, 5/15/30, Callable 2/15/30 @ 100(a) ................. 1,000,000 933,577
Commercial Metals Co., 3.88%, 2/15/31, Callable 2/15/26 @ 101.94 .................. 1,000,000 923,989
Eagle Materials, Inc., 2.50%, 7/1/31, Callable 4/1/31 @ 100 ........................ 2,000,000 1,770,445
Ecolab, Inc., 2.70%, 12/15/51, Callable 6/15/51 @ 100 ............................ 1,250,000 839,825
Freeport-McMoRan, Inc., 4.38%, 8/1/28, Callable 11/4/24 @ 101.46 .................. 1,500,000 1,488,882
Huntsman International LLC, 5.70%, 10/15/34, Callable 7/15/34 @ 100 ................ 2,000,000 1,983,618
LYB International Finance III LLC
3.38%, 10/1/40, Callable 4/1/40 @ 100 ................................... 500,000 394,934
4.20%, 5/1/50, Callable 11/1/49 @ 100 ................................... 500,000 409,975
Martin Marietta Materials, Inc., 2.40%, 7/15/31, Callable 4/15/31 @ 100 ............... 1,000,000 874,106
NewMarket Corp., 2.70%, 3/18/31, Callable 12/18/30 @ 100 ........................ 1,250,000 1,096,797
Packaging Corp. of America
3.40%, 12/15/27, Callable 9/15/27 @ 100 ................................. 500,000 487,906
3.05%, 10/1/51, Callable 4/1/51 @ 100 ................................... 2,168,000 1,517,862
Reliance, Inc., 2.15%, 8/15/30, Callable 5/15/30 @ 100 ............................ 472,000 415,604
Solvay Finance America LLC, 5.85%, 6/4/34, Callable 3/4/34 @ 100(a) ................ 2,450,000 2,572,565
Sonoco Products Co., 5.00%, 9/1/34, Callable 6/1/34 @ 100 ........................ 3,000,000 2,959,186
The Dow Chemical Co., 6.30%, 3/15/33, Callable 12/15/32 @ 100 .................... 1,500,000 1,655,941
Vulcan Materials Co.
3.90%, 4/1/27, Callable 1/1/27 @ 100 .................................... 500,000 498,539
3.50%, 6/1/30, Callable 3/1/30 @ 100 .................................... 1,000,000 956,749
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100 ............................ 1,000,000 878,629
30,409,081
Real Estate (1.3%):
Alexandria Real Estate Equities, Inc., 2.00%, 5/18/32, Callable 2/18/32 @ 100 ........... 2,750,000 2,276,312

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
AvalonBay Communities, Inc.
3.20%, 1/15/28, Callable 10/15/27 @ 100, MTN ............................. $ 750,000 $ 726,635
2.45%, 1/15/31, Callable 10/17/30 @ 100, MTN ............................. 1,000,000 891,473
5.35%, 6/1/34, Callable 3/1/34 @ 100 .................................... 845,000 885,922
Boston Properties LP, 2.55%, 4/1/32, Callable 1/1/32 @ 100 ........................ 3,000,000 2,498,126
CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31 @ 100 ........................ 1,500,000 1,311,138
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100(a) ...................... 2,091,000 1,882,220
Crown Castle, Inc., 2.25%, 1/15/31, Callable 10/15/30 @ 100 ....................... 1,500,000 1,300,671
DOC DR LLC, 2.63%, 11/1/31, Callable 8/1/31 @ 100 ............................ 1,000,000 872,311
Essex Portfolio LP
1.70%, 3/1/28, Callable 1/1/28 @ 100 .................................... 1,000,000 915,765
2.65%, 3/15/32, Callable 12/15/31 @ 100 ................................. 1,000,000 869,932
GLP Capital LP/GLP Financing II, Inc.
4.00%, 1/15/31, Callable 10/15/30 @ 100 ................................. 1,000,000 937,012
3.25%, 1/15/32, Callable 10/15/31 @ 100 ................................. 933,000 825,335
5.63%, 9/15/34, Callable 6/15/34 @ 100 .................................. 1,500,000 1,533,220
Highwoods Realty LP, 2.60%, 2/1/31, Callable 11/1/30 @ 100 ....................... 1,000,000 852,332
Host Hotels & Resorts LP
3.38%, 12/15/29, Callable 9/15/29 @ 100 ................................. 500,000 465,913
3.50%, 9/15/30, Callable 6/15/30 @ 100 .................................. 1,017,000 942,172
Hudson Pacific Properties LP
3.95%, 11/1/27, Callable 8/1/27 @ 100 ................................... 500,000 452,308
4.65%, 4/1/29, Callable 1/1/29 @ 100(e) .................................. 500,000 415,149
3.25%, 1/15/30, Callable 10/15/29 @ 100 ................................. 1,500,000 1,137,463
Kilroy Realty LP, 2.65%, 11/15/33, Callable 8/15/33 @ 100 ........................ 1,500,000 1,173,889
Phillips Edison Grocery Center Operating Partnership LP, 4.95%, 1/15/35, Callable 10/15/34
@ 100 ........................................................... 1,430,000 1,404,546
SBA Tower Trust
2.84%, 1/15/25, Callable 11/4/24 @ 100(a) ................................ 500,000 496,409
6.60%, 1/15/28, Callable 1/15/27 @ 100(a) ................................ 1,158,000 1,205,099
4.83%, 10/15/29, Callable 10/15/27 @ 100(a) ............................... 2,920,000 2,904,086
VICI Properties LP/VICI Note Co., Inc., 4.13%, 8/15/30, Callable 2/15/25 @ 102.06(a) .... 2,000,000 1,897,780
31,073,218
Utilities (2.7%):
AEP Texas, Inc.
5.70%, 5/15/34, Callable 2/15/34 @ 100 .................................. 1,375,000 1,445,143
3.45%, 1/15/50, Callable 7/15/49 @ 100 .................................. 1,500,000 1,083,831
Alabama Power Co., 3.13%, 7/15/51, Callable 1/15/51 @ 100 ....................... 2,000,000 1,420,483
Ameren Corp., 3.50%, 1/15/31, Callable 10/15/30 @ 100 .......................... 1,000,000 946,373
Appalachian Power Co., 2.70%, 4/1/31, Callable 1/1/31 @ 100 ...................... 1,500,000 1,340,267
Arizona Public Service Co., 5.70%, 8/15/34, Callable 5/15/34 @ 100 .................. 1,950,000 2,059,776
Black Hills Corp., 6.00%, 1/15/35, Callable 10/15/34 @ 100 ........................ 1,950,000 2,077,945
CenterPoint Energy, Inc., 2.65%, 6/1/31, Callable 3/1/31 @ 100 ...................... 1,500,000 1,330,492
CMS Energy Corp., 4.75% (H15T5Y+412bps), 6/1/50, Callable 3/1/30 @ 100(d) ......... 1,000,000 958,557
Commonwealth Edison Co., 5.30%, 6/1/34, Callable 3/1/34 @ 100 ................... 1,884,000 1,983,965
Dominion Energy, Inc., 2.25%, 8/15/31, Callable 5/15/31 @ 100 ..................... 1,500,000 1,298,196
DTE Electric Co.
2.25%, 3/1/30, Callable 12/1/29 @ 100 ................................... 1,000,000 909,974
3.00%, 3/1/32, Callable 12/1/31 @ 100 ................................... 1,000,000 913,564
3.65%, 3/1/52, Callable 9/1/51 @ 100 .................................... 500,000 398,289
DTE Energy Co., 5.85%, 6/1/34, Callable 3/1/34 @ 100 ........................... 437,000 469,301
Duke Energy Carolinas LLC, 2.85%, 3/15/32, Callable 12/15/31 @ 100 ................ 750,000 676,777
Duke Energy Corp.
4.50%, 8/15/32, Callable 5/15/32 @ 100 .................................. 3,000,000 2,967,644
5.45%, 6/15/34, Callable 3/15/34 @ 100 .................................. 1,000,000 1,044,347
Duquesne Light Holdings, Inc.
2.53%, 10/1/30, Callable 7/1/30 @ 100(a) ................................. 1,500,000 1,321,121
2.78%, 1/7/32, Callable 10/7/31 @ 100(a) ................................. 1,200,000 1,033,346
Entergy Arkansas LLC, 5.45%, 6/1/34, Callable 3/1/34 @ 100 ....................... 845,000 896,386
Entergy Corp., 1.90%, 6/15/28, Callable 4/15/28 @ 100 ........................... 2,000,000 1,835,777
Entergy Louisiana LLC
4.00%, 3/15/33, Callable 12/15/32 @ 100 ................................. 1,000,000 956,920
5.15%, 9/15/34, Callable 6/15/34 @ 100 .................................. 1,888,000 1,947,019

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
5.70%, 3/15/54, Callable 9/15/53 @ 100 .................................. $ 1,000,000 $ 1,066,258
Florida Power & Light Co., 2.88%, 12/4/51, Callable 6/4/51 @ 100 ................... 1,000,000 692,436
IPALCO Enterprises, Inc., 4.25%, 5/1/30, Callable 2/1/30 @ 100 ..................... 1,525,000 1,474,065
ITC Holdings Corp., 4.95%, 9/22/27, Callable 8/22/27 @ 100(a) ..................... 1,000,000 1,014,642
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/32, Callable 10/15/31 @ 100 ......... 2,000,000 1,735,279
Niagara Mohawk Power Corp., 5.29%, 1/17/34, Callable 10/17/33 @ 100(a) ............. 1,500,000 1,530,486
Northern States Power Co., 5.65%, 6/15/54, Callable 12/15/53 @ 100 ................. 1,415,000 1,531,735
Oglethorpe Power Corp.
4.20%, 12/1/42 .................................................... 1,000,000 833,619
4.50%, 4/1/47, Callable 10/1/46 @ 100 ................................... 938,000 823,226
5.80%, 6/1/54, Callable 12/1/53 @ 100(a) ................................. 600,000 631,372
Oncor Electric Delivery Co. LLC, 2.70%, 11/15/51, Callable 5/15/51 @ 100 ............. 1,500,000 969,704
Piedmont Natural Gas Co., Inc., 5.40%, 6/15/33, Callable 3/15/33 @ 100 ............... 1,750,000 1,831,752
Potomac Electric Power Co., 5.50%, 3/15/54, Callable 9/15/53 @ 100 ................. 2,000,000 2,110,992
Public Service Co. of Colorado, 1.88%, 6/15/31, Callable 12/15/30 @ 100 .............. 2,000,000 1,705,000
Public Service Electric and Gas Co., 1.90%, 8/15/31, Callable 5/15/31 @ 100, MTN ....... 2,000,000 1,704,663
Rayburn Country Securitization LLC, 2.31%, 12/1/30(a) ........................... 789,302 740,030
South Jersey Industries, Inc., 5.02%, 4/15/31 ................................... 1,000,000 817,327
Southern Co. Gas Capital Corp., 1.75%, 1/15/31, Callable 10/15/30 @ 100 .............. 1,000,000 848,986
Southwestern Electric Power Co., 3.25%, 11/1/51, Callable 5/1/51 @ 100 ............... 750,000 518,390
The AES Corp., 2.45%, 1/15/31, Callable 10/15/30 @ 100 .......................... 1,000,000 865,908
The Southern Co., 5.70%, 3/15/34, Callable 9/15/33 @ 100 ......................... 3,000,000 3,221,956
Union Electric Co., 5.20%, 4/1/34, Callable 1/1/34 @ 100 .......................... 1,500,000 1,568,414
Vistra Operations Co. LLC, 4.30%, 7/15/29, Callable 4/15/29 @ 100(a) ................ 500,000 490,157
Wisconsin Electric Power Co., 4.60%, 10/1/34, Callable 7/1/34 @ 100 ................. 1,000,000 1,002,809
Wisconsin Public Service Corp., 2.85%, 12/1/51, Callable 6/1/51 @ 100 ............... 1,250,000 835,501
Xcel Energy, Inc., 2.35%, 11/15/31, Callable 5/15/31 @ 100 ........................ 500,000 428,423
62,308,623
Total Corporate Bonds (Cost $556,583,351) 534,723,099
Yankee Dollars (5.7%)
Communication Services (0.1%):
Rogers Communications, Inc., 3.80%, 3/15/32, Callable 12/15/31 @ 100 ............... 2,000,000 1,856,097
Consumer Discretionary (0.1%):
International Game Technology PLC, 5.25%, 1/15/29, Callable 11/4/24 @ 102.63(a) ....... 1,000,000 995,775
Nemak SAB de CV, 3.63%, 6/28/31, Callable 3/28/31 @ 100(a) ..................... 1,269,000 1,028,420
2,024,195
Consumer Staples (0.5%):
Alimentation Couche-Tard, Inc.
2.95%, 1/25/30, Callable 10/25/29 @ 100(a) ............................... 667,000 614,803
3.44%, 5/13/41, Callable 11/13/40 @ 100(a) ................................ 750,000 593,910
Bacardi Ltd.
4.45%, 5/15/25, Callable 3/15/25 @ 100(a) ................................ 1,500,000 1,493,563
2.75%, 7/15/26, Callable 4/15/26 @ 100(a) ................................ 500,000 485,201
Bacardi Ltd./Bacardi-Martini BV, 5.40%, 6/15/33, Callable 3/15/33 @ 100(a) ............ 600,000 611,629
Becle SAB de CV, 2.50%, 10/14/31, Callable 7/14/31 @ 100(a) ...................... 1,750,000 1,457,362
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
2.50%, 1/15/27, Callable 12/15/26 @ 100 ................................. 1,500,000 1,434,500
3.00%, 2/2/29, Callable 12/2/28 @ 100 ................................... 750,000 697,762
6.75%, 3/15/34, Callable 12/15/33 @ 100(a) ............................... 2,343,000 2,595,326
JDE Peet's NV, 2.25%, 9/24/31, Callable 6/24/31 @ 100(a) ......................... 3,000,000 2,510,268
12,494,324
Energy (0.3%):
Aker BP ASA, 4.00%, 1/15/31, Callable 10/15/30 @ 100(a) ........................ 750,000 712,763
Enbridge, Inc., 5.63%, 4/5/34, Callable 1/5/34 @ 100 ............................. 1,855,000 1,948,747
Korea National Oil Corp., 2.63%, 4/18/32(a) ................................... 1,500,000 1,308,291
Petroleos Mexicanos, 6.70%, 2/16/32, Callable 11/16/31 @ 100 ...................... 500,000 447,977
Shell International Finance BV, 2.88%, 11/26/41, Callable 5/26/41 @ 100 .............. 1,500,000 1,144,203

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Var Energi ASA, 8.00%, 11/15/32, Callable 8/15/32 @ 100(a) ....................... $ 1,000,000 $ 1,157,875
6,719,856
Financials (3.0%):
ABN AMRO Bank NV, 4.80%, 4/18/26(a) ..................................... 500,000 499,969
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.95%, 9/10/34, Callable 6/10/34
@ 100 ........................................................... 1,500,000 1,492,650
Amcor Group Finance PLC, 5.45%, 5/23/29, Callable 4/23/29 @ 100 .................. 1,950,000 2,021,120
Ascot Group Ltd., 4.25%, 12/15/30, Callable 12/15/25 @ 100(a) ..................... 1,000,000 872,989
Banco Santander SA, 6.92%, 8/8/33 ......................................... 1,000,000 1,105,309
Bank of Montreal, 3.09% (H15T5Y+140bps), 1/10/37, Callable 1/10/32 @ 100(d) ........ 1,500,000 1,298,082
Bank of New Zealand, 2.87%, 1/27/32(a)(e) .................................... 750,000 665,284
Barclays PLC
2.28% (H15T1Y+105bps), 11/24/27, Callable 11/24/26 @ 100(d) ................ 2,000,000 1,907,467
2.89% (H15T1Y+130bps), 11/24/32, Callable 11/24/31 @ 100(d) ................ 500,000 438,437
7.44% (H15T1Y+350bps), 11/2/33, Callable 11/2/32 @ 100(d) .................. 1,000,000 1,154,591
5.34% (SOFR+191bps), 9/10/35, Callable 9/10/34 @ 100(d) .................... 1,430,000 1,446,314
BP Capital Markets PLC
4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100(d)(f) ....................... 414,000 409,803
4.88% (H15T5Y+440bps), Callable 3/22/30 @ 100(d)(f) ....................... 750,000 742,704
BPCE SA
5.75% (SOFR+287bps), 7/19/33, Callable 7/19/32 @ 100(a)(d) .................. 1,000,000 1,033,183
6.51% (SOFR+279bps), 1/18/35, Callable 1/18/34 @ 100(a)(d) .................. 2,400,000 2,521,896
Brookfield Finance, Inc., 2.72%, 4/15/31, Callable 1/15/31 @ 100 .................... 1,000,000 896,791
Canadian Imperial Bank of Commerce, 6.09%, 10/3/33, Callable 7/3/33 @ 100 ........... 1,000,000 1,092,268
Commonwealth Bank of Australia
2.69%, 3/11/31(a) ................................................... 1,000,000 877,811
3.78%, 3/14/32(a) .................................................. 2,000,000 1,853,410
Cooperatieve Rabobank UA, 1.11% (H15T1Y+55bps), 2/24/27, Callable 2/24/26 @ 100(a)(d) 2,000,000 1,906,880
Credit Agricole SA
3.25%, 10/4/24(a) .................................................. 1,250,000 1,250,000
6.25% (SOFR+267bps), 1/10/35, Callable 1/10/34 @ 100(a)(d) .................. 1,350,000 1,442,815
Deutsche Bank AG
3.74% (SOFR+226bps), 1/7/33, Callable 10/7/31 @ 100(d) ..................... 3,750,000 3,282,449
5.40% (SOFR+205bps), 9/11/35, Callable 9/11/34 @ 100(d) .................... 1,000,000 1,007,130
Federation des Caisses Desjardins du Quebec, 4.55%, 8/23/27(a) ..................... 2,000,000 2,008,225
HSBC Holdings PLC
2.21% (SOFR+129bps), 8/17/29, Callable 8/17/28 @ 100(d) .................... 1,000,000 916,644
8.11% (SOFR+425bps), 11/3/33, Callable 11/3/32 @ 100(d) .................... 1,000,000 1,190,552
Imperial Brands Finance PLC, 3.88%, 7/26/29, Callable 4/26/29 @ 100(a) .............. 1,000,000 965,244
ING Groep NV, 2.73% (SOFR+132bps), 4/1/32, Callable 4/1/31 @ 100(d) .............. 2,000,000 1,783,200
JAB Holdings BV, 4.50%, 4/8/52, Callable 10/8/51 @ 100(a) ....................... 1,000,000 801,029
Lloyds Banking Group PLC
1.63% (H15T1Y+85bps), 5/11/27, Callable 5/11/26 @ 100(d) ................... 1,000,000 955,581
3.57% (US0003M+121bps), 11/7/28, Callable 11/7/27 @ 100(d)(g) ............... 250,000 243,515
7.95% (H15T1Y+375bps), 11/15/33, Callable 8/15/32 @ 100(d) ................. 606,000 708,647
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100(a)(d) ...... 1,250,000 1,092,917
Macquarie Group Ltd., 4.10% (SOFR+213bps), 6/21/28, Callable 6/21/27 @ 100(a)(d) ..... 1,000,000 989,555
Mitsubishi UFJ Financial Group, Inc., 5.02% (H15T1Y+195bps), 7/20/28, Callable 7/20/27 @
100(d) ........................................................... 1,500,000 1,529,551
Mizuho Financial Group, Inc.
2.56%, 9/13/31 .................................................... 1,000,000 855,937
2.17% (H15T1Y+87bps), 5/22/32, Callable 5/22/31 @ 100(d) ................... 1,500,000 1,284,607
National Australia Bank Ltd., 3.93% (H15T5Y+188bps), 8/2/34, Callable 8/2/29 @ 100(a)(d) 1,500,000 1,435,022
Nationwide Building Society
4.30% (US0003M+145bps), 3/8/29, Callable 3/8/28 @ 100(a)(d)(g) ............... 250,000 247,691
3.96% (US0003M+186bps), 7/18/30, Callable 7/18/29 @ 100(a)(d) (g) ............. 500,000 486,169
NatWest Group PLC, 4.45% (US0003M+187bps), 5/8/30, Callable 5/8/29 @ 100(d)(g) ..... 1,000,000 992,859
QBE Insurance Group Ltd., 5.88% (H15T5Y+551bps), Callable 5/12/25 @ 100(a)(d)(f) .... 2,000,000 1,995,526
Santander UK Group Holdings PLC, 2.90% (SOFR+148bps), 3/15/32, Callable 3/15/31 @
100(d) ........................................................... 2,000,000 1,777,680
Societe Generale SA
1.49% (H15T1Y+110bps), 12/14/26, Callable 12/14/25 @ 100(a)(d) .............. 500,000 479,053
3.34% (H15T1Y+160bps), 1/21/33, Callable 1/21/32 @ 100(a)(d) ................ 1,000,000 878,914

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
6.22% (H15T1Y+320bps), 6/15/33, Callable 6/15/32 @ 100(a)(d)(e) .............. $ 1,000,000 $ 1,032,459
Standard Chartered PLC, 4.87% (USISOA05+197bps), 3/15/33, Callable 3/15/28 @ 100(a)(d) 500,000 494,989
Sumitomo Mitsui Financial Group, Inc., 2.22%, 9/17/31 ........................... 1,500,000 1,291,738
The Bank of Nova Scotia
4.90% (H15T5Y+455bps), Callable 6/4/25 @ 100(d)(f) ....................... 1,950,000 1,927,116
4.50%, 12/16/25 .................................................... 500,000 498,817
1.30%, 9/15/26 .................................................... 1,000,000 947,513
2.45%, 2/2/32 ..................................................... 1,000,000 871,518
The Toronto-Dominion Bank
2.00%, 9/10/31(e) .................................................. 1,500,000 1,299,426
5.15% (H15T5Y+150bps), 9/10/34, Callable 9/10/29 @ 100(d) .................. 800,000 809,414
UBS Group AG
3.75%, 3/26/25 .................................................... 500,000 497,463
2.19% (SOFR+204bps), 6/5/26, Callable 6/5/25 @ 100(a)(d) .................... 1,000,000 981,606
1.31% (SOFRINDX+98bps), 2/2/27, Callable 2/2/26 @ 100(a)(d) ................ 1,000,000 955,887
4.28%, 1/9/28, Callable 1/9/27 @ 100(a) .................................. 750,000 744,136
Westpac Banking Corp.
4.32% (USISOA05+224bps), 11/23/31, Callable 11/23/26 @ 100(d) .............. 1,000,000 992,810
2.67% (H15T5Y+175bps), 11/15/35, Callable 11/15/30 @ 100(d) ................ 1,000,000 872,311
3.02% (H15T5Y+153bps), 11/18/36, Callable 11/18/31 @ 100(d) ................ 1,000,000 868,240
69,922,913
Health Care (0.6%):
Olympus Corp., 2.14%, 12/8/26, Callable 11/8/26 @ 100(a) ........................ 758,000 722,098
Royalty Pharma PLC
5.40%, 9/2/34, Callable 6/2/34 @ 100 .................................... 1,500,000 1,538,449
3.30%, 9/2/40, Callable 3/2/40 @ 100 .................................... 2,000,000 1,549,820
3.55%, 9/2/50, Callable 3/2/50 @ 100 .................................... 750,000 543,530
Smith & Nephew PLC
2.03%, 10/14/30, Callable 7/14/30 @ 100 ................................. 2,650,000 2,302,836
5.40%, 3/20/34, Callable 12/20/33 @ 100 ................................. 2,000,000 2,079,496
STERIS Irish FinCo Unlimited Co., 2.70%, 3/15/31, Callable 12/15/30 @ 100 ........... 2,000,000 1,781,374
Takeda Pharmaceutical Co. Ltd., 5.65%, 7/5/54, Callable 1/5/54 @ 100 ................ 2,365,000 2,479,418
12,997,021
Industrials (0.6%):
Air Canada Pass Through Trust, 4.13%, 5/15/25(a) ............................... 1,499,126 1,487,356
Aircastle Ltd., 6.50%, 7/18/28, Callable 6/18/28 @ 100(a) .......................... 1,000,000 1,047,901
BAE Systems PLC, 3.40%, 4/15/30, Callable 1/15/30 @ 100(a) ...................... 750,000 710,273
Ferguson Finance PLC
3.25%, 6/2/30, Callable 3/2/30 @ 100(a) .................................. 1,800,000 1,675,644
4.65%, 4/20/32, Callable 1/20/32 @ 100(a) ................................ 750,000 735,517
LG Energy Solution Ltd., 5.50%, 7/2/34(a) ..................................... 1,960,000 2,014,217
nVent Finance SARL, 5.65%, 5/15/33, Callable 2/15/33 @ 100 ...................... 1,500,000 1,558,634
Pentair Finance SARL, 5.90%, 7/15/32, Callable 4/15/32 @ 100 ..................... 2,000,000 2,142,647
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31, Callable 8/24/31 @ 100(a)
(e) ............................................................. 1,000,000 954,910
Rolls-Royce PLC, 3.63%, 10/14/25, Callable 7/14/25 @ 100(a) ...................... 275,000 271,274
Trane Technologies Financing Ltd., 5.25%, 3/3/33, Callable 12/3/32 @ 100 ............. 1,750,000 1,839,109
14,437,482
Information Technology (0.1%):
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.65%, 2/15/32, Callable 11/15/31 @ 100 .... 1,500,000 1,302,537
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100(a) ........................ 686,000 723,914
SK Hynix, Inc., 6.50%, 1/17/33(a) ........................................... 1,071,000 1,179,553
3,206,004
Materials (0.2%):
ArcelorMittal SA, 6.80%, 11/29/32, Callable 8/29/32 @ 100 ........................ 1,500,000 1,673,051
CCL Industries, Inc., 3.05%, 6/1/30, Callable 3/1/30 @ 100(a) ....................... 2,000,000 1,835,763
3,508,814

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Real Estate (0.1%):
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31, Callable 7/15/31 @
100(a) ........................................................... $ 3,233,000 $ 2,779,313
Utilities (0.1%):
Enel Finance International NV, 2.13%, 7/12/28, Callable 5/12/28 @ 100(a) .............. 2,000,000 1,836,560
GENM Capital Labuan Ltd., 3.88%, 4/19/31, Callable 1/19/31 @ 100(a) ............... 1,500,000 1,362,257
3,198,817
Total Yankee Dollars (Cost $137,196,262) 133,144,836
Municipal Bonds (1.3%)
Arizona (0.0%):(h)
The University of Arizona Revenue, Series A, 1.82%, 6/1/30 ........................ 1,000,000 886,752
California (0.1%):
California Statewide Communities Development Authority Revenue, 1.73%, 4/1/27 ....... 1,000,000 933,370
City of El Cajon Revenue
Series A, 1.70%, 4/1/27 .............................................. 620,000 583,214
Series A, 1.90%, 4/1/28 .............................................. 500,000 462,055
1,978,639
Connecticut (0.0%):(h)
State of Connecticut, GO, Series A, 3.43%, 4/15/28 .............................. 500,000 492,888
Florida (0.1%):
Florida Development Finance Corp. Revenue, Series B, 3.22%, 2/1/32, Continuously Callable
@100 ........................................................... 1,020,000 887,471
Hillsborough County IDA Revenue, 3.58%, 8/1/35, Continuously Callable @100 ......... 1,500,000 1,349,926
Hillsborough County School Board Certificate of Participation, Series B, 1.92%, 7/1/25 .... 750,000 735,117
2,972,514
Illinois (0.1%):
City of Kankakee, GO (INS - Build America Mutual Assurance Co.)
5.02%, 12/1/32 .................................................... 1,000,000 1,023,392
5.12%, 12/1/33 .................................................... 1,000,000 1,025,743
2,049,135
Louisiana (0.2%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue
Series A, 4.28%, 2/1/36 .............................................. 2,000,000 1,968,779
Series A, 4.48%, 8/1/39 .............................................. 2,760,000 2,721,199
4,689,978
Michigan (0.1%):
Michigan Finance Authority Revenue, 2.47%, 12/1/25 ............................ 1,000,000 978,384
New Jersey (0.1%):
New Jersey Economic Development Authority Revenue, Series NNN, 3.47%, 6/15/27 ...... 1,000,000 979,280
New Jersey Health Care Facilities Financing Authority Revenue, Series A, 3.36%, 7/1/40 ... 1,000,000 853,954
South Jersey Transportation Authority Revenue, Series B, 2.38%, 11/1/27 ............... 900,000 846,027
2,679,261
Pennsylvania (0.1%):
Public Parking Authority of Pittsburgh Revenue, 2.33%, 12/1/29 ..................... 895,000 818,301
State Public School Building Authority Revenue, 3.15%, 4/1/30 ...................... 1,290,000 1,221,729
2,040,030
Texas (0.4%):
City of San Antonio, GO, 1.76%, 2/1/31, Continuously Callable @100 ................. 630,000 547,630
County of Bexar Revenue, 2.28%, 8/15/32, Continuously Callable @100 ............... 1,070,000 891,860
Harris County Cultural Education Facilities Finance Corp. Revenue
3.34%, 11/15/37 .................................................... 2,000,000 1,773,609
Series D, 2.28%, 7/1/34 .............................................. 370,000 306,705
North Texas Tollway Authority Revenue, 1.02%, 1/1/25 ........................... 1,000,000 990,757
San Antonio Education Facilities Corp. Revenue, 2.50%, 4/1/29 ...................... 1,270,000 1,111,406
Tarrant County Cultural Education Facilities Finance Corp. Revenue
1.63%, 9/1/26 ..................................................... 525,000 498,483
1.82%, 9/1/27 ..................................................... 700,000 650,354

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Texas Water Development Board Revenue, 4.92%, 10/15/44, Continuously Callable @100 .. $ 2,250,000 $ 2,253,786
Uptown Development Authority Tax Allocation
Series B, 2.58%, 9/1/31 .............................................. 270,000 233,753
Series B, 2.78%, 9/1/33, Continuously Callable @100 ......................... 500,000 420,407
9,678,750
Virginia (0.1%):
Virginia Housing Development Authority Revenue
Series J, 1.97%, 11/1/28 .............................................. 225,000 208,879
Series J, 2.27%, 11/1/31, Continuously Callable @100 ........................ 225,000 199,801
Series J, 2.42%, 11/1/32, Continuously Callable @100 ........................ 275,000 241,855
Series J, 2.47%, 11/1/33, Continuously Callable @100 ........................ 270,000 233,669
Series J, 2.52%, 11/1/34, Continuously Callable @100 ........................ 250,000 212,834
Series J, 2.57%, 11/1/35, Continuously Callable @100 ........................ 300,000 251,316
1,348,354
Total Municipal Bonds (Cost $31,728,321) 29,794,685
U.S. Government Agency Mortgages (11.7%)
Farm Credit Bank of Texas
Series 4, 5.70% (H15T5Y+542bps), (a)(d)(f) ............................... 1,950,000 1,951,322
Federal Farm Credit Banks Funding Corporation
5.58%, 8/19/32 .................................................... 2,500,000 2,502,825
5.93%, 7/14/33 .................................................... 5,000,000 5,028,750
6.00%, 6/5/34 ..................................................... 3,000,000 3,015,660
2.55%, 12/21/34 .................................................... 3,000,000 2,523,780
2.20%, 9/2/36 ..................................................... 3,414,000 2,661,759
5.60%, 8/5/39 ..................................................... 1,900,000 1,936,157
6.19%, 6/17/44 .................................................... 2,455,000 2,467,152
20,136,083
Federal Home Loan Banks
5.65%, 7/30/31 .................................................... 2,500,000 2,502,350
5.25%, 9/25/34 .................................................... 3,000,000 2,999,121
5,501,471
Federal Home Loan Mortgage Corporation
3.00%, 3/1/31 - 5/1/52 ............................................... 6,043,062 5,537,814
3.50%, 5/1/33 - 7/1/52 ............................................... 3,239,257 3,041,652
1.50%, 4/1/37 ..................................................... 3,098,576 2,765,087
5.00%, 3/1/38 - 6/1/53 ............................................... 15,073,380 15,135,549
5.50%, 8/1/38 - 5/1/53 ............................................... 6,083,845 6,189,036
4.00%, 7/1/42 - 12/1/52 .............................................. 7,049,701 6,837,753
4.50%, 11/1/42 - 10/1/52 .............................................. 4,063,734 4,027,628
6.00%, 8/1/53 - 2/1/54 ............................................... 4,798,449 4,907,383
48,441,902
Federal National Mortgage Association
2.50%, 11/1/34 - 3/1/52 .............................................. 3,322,736 2,890,101
5.00%, 12/1/37 - 2/1/54 .............................................. 11,382,978 11,426,676
4.50%, 1/1/38 - 9/1/52 ............................................... 24,048,184 23,710,698
4.00%, 4/1/38 - 7/1/53 ............................................... 19,021,573 18,414,205
3.50%, 12/1/42 - 8/1/52 .............................................. 16,825,792 15,839,711
3.00%, 2/1/50 - 2/1/52 ............................................... 3,658,838 3,303,444
2.00%, 11/1/51 - 12/1/51 .............................................. 2,939,940 2,452,002
5.50%, 10/1/52 - 8/1/53 .............................................. 5,953,784 6,037,596
6.00%, 9/1/53 - 3/1/54 ............................................... 2,833,079 2,902,541
86,976,974

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Government National Mortgage Association
5.00%, 8/20/38 - 2/20/54 ............................................. $ 13,242,146 $ 13,295,183
2.50%, 1/20/51 - 9/20/53 ............................................. 12,889,069 11,272,373
3.00%, 10/20/51 - 1/20/53 ............................................. 13,972,331 12,714,534
3.50%, 2/20/52 - 6/20/52 ............................................. 8,394,424 7,853,393
4.50%, 8/20/52 - 11/20/53 ............................................. 21,551,836 21,236,998
4.00%, 11/20/52 .................................................... 4,048,557 3,915,277
5.50%, 4/20/53 - 2/20/54 ............................................. 28,376,732 28,722,347
6.00%, 7/20/53 - 9/20/53 ............................................. 7,877,302 8,044,007
6.50%, 1/20/54 .................................................... 3,719,931 3,801,443
110,855,555
Total U.S. Government Agency Mortgages (Cost $271,480,221) 273,863,307
U.S. Treasury Obligations (41.1%)
U.S. Treasury Bonds
5.25%, 2/15/29 .................................................... 7,000,000 7,484,531
3.50%, 2/15/39 .................................................... 20,000,000 19,084,375
1.13%, 5/15/40 .................................................... 6,878,000 4,543,779
3.88%, 8/15/40 .................................................... 15,000,000 14,775,000
1.38%, 11/15/40 .................................................... 5,000,000 3,392,969
2.25%, 5/15/41 .................................................... 13,000,000 10,077,031
1.75%, 8/15/41 .................................................... 21,000,000 14,887,031
2.00%, 11/15/41 .................................................... 12,190,000 8,965,364
2.38%, 2/15/42 .................................................... 10,000,000 7,789,063
3.38%, 8/15/42 .................................................... 15,000,000 13,539,844
3.13%, 2/15/43 .................................................... 14,000,000 12,116,563
2.88%, 5/15/43 .................................................... 2,000,000 1,660,625
3.88%, 5/15/43 .................................................... 17,000,000 16,370,469
4.38%, 8/15/43 .................................................... 10,000,000 10,284,375
4.75%, 11/15/43 .................................................... 10,000,000 10,790,625
3.38%, 5/15/44 .................................................... 7,000,000 6,221,250
2.50%, 2/15/46 .................................................... 10,000,000 7,559,375
2.75%, 8/15/47 .................................................... 500,000 390,156
2.75%, 11/15/47 .................................................... 500,000 389,375
3.00%, 2/15/48 .................................................... 3,500,000 2,846,484
3.38%, 11/15/48 .................................................... 7,012,000 6,076,336
1.38%, 8/15/50 .................................................... 7,000,000 3,856,563
1.63%, 11/15/50 .................................................... 3,000,000 1,763,906
1.88%, 2/15/51 .................................................... 28,013,000 17,556,272
2.00%, 8/15/51 .................................................... 27,203,000 17,520,432
4.00%, 11/15/52 .................................................... 2,000,000 1,946,563
3.63%, 2/15/53 .................................................... 10,000,000 9,093,750
4.13%, 8/15/53 .................................................... 20,000,000 19,921,875
4.25%, 2/15/54 .................................................... 10,000,000 10,193,750
U.S. Treasury Inflation Indexed Bonds, 0.88%, 1/15/29 ............................ 622,820 608,271
U.S. Treasury Notes
1.50%, 10/31/24 .................................................... 3,000,000 2,991,094
2.25%, 12/31/24 .................................................... 5,000,000 4,969,531
4.25%, 12/31/24 .................................................... 5,000,000 4,994,141
1.13%, 1/15/25 .................................................... 4,000,000 3,960,156
2.63%, 4/15/25 .................................................... 8,000,000 7,930,312
2.88%, 6/15/25 .................................................... 5,000,000 4,954,492
3.00%, 7/15/25 .................................................... 5,000,000 4,958,594
3.00%, 9/30/25 .................................................... 300,000 297,117
0.38%, 11/30/25 .................................................... 3,000,000 2,881,406
4.88%, 11/30/25 .................................................... 5,000,000 5,054,883
0.38%, 1/31/26 .................................................... 4,000,000 3,822,031
0.75%, 5/31/26 .................................................... 5,000,000 4,762,305
1.50%, 8/15/26 .................................................... 2,000,000 1,921,719
3.75%, 8/31/26 .................................................... 15,000,000 15,021,680
1.13%, 10/31/26 .................................................... 5,000,000 4,749,219
2.00%, 11/15/26 .................................................... 2,700,000 2,610,141

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
4.00%, 1/15/27 .................................................... $ 15,000,000 $ 15,125,391
2.38%, 5/15/27 .................................................... 7,000,000 6,787,266
0.50%, 6/30/27 .................................................... 2,500,000 2,300,000
2.25%, 8/15/27 .................................................... 1,000,000 963,828
2.25%, 11/15/27 .................................................... 1,700,000 1,633,594
0.63%, 11/30/27 .................................................... 13,000,000 11,860,469
0.75%, 1/31/28 .................................................... 10,000,000 9,118,750
2.75%, 2/15/28 .................................................... 9,000,000 8,762,344
1.25%, 3/31/28 .................................................... 8,000,000 7,392,500
1.25%, 4/30/28 .................................................... 10,000,000 9,222,656
2.88%, 5/15/28 .................................................... 4,000,000 3,904,375
1.00%, 7/31/28 .................................................... 7,000,000 6,356,875
2.88%, 8/15/28 .................................................... 630,000 613,905
1.13%, 8/31/28 .................................................... 5,000,000 4,554,297
1.25%, 9/30/28 .................................................... 10,000,000 9,138,281
3.13%, 11/15/28 .................................................... 1,000,000 982,578
3.75%, 12/31/28 .................................................... 10,000,000 10,067,969
4.00%, 1/31/29 .................................................... 20,000,000 20,340,625
2.63%, 2/15/29 .................................................... 1,000,000 961,484
2.38%, 3/31/29 .................................................... 18,000,000 17,100,000
2.88%, 4/30/29 .................................................... 5,000,000 4,851,172
2.75%, 5/31/29 .................................................... 5,000,000 4,821,484
4.25%, 6/30/29 .................................................... 5,000,000 5,146,875
1.63%, 8/15/29 .................................................... 10,000,000 9,146,875
3.63%, 8/31/29 .................................................... 15,000,000 15,046,875
3.50%, 1/31/30 .................................................... 10,000,000 9,951,562
4.00%, 2/28/30 .................................................... 16,000,000 16,307,500
0.63%, 8/15/30 .................................................... 10,485,000 8,836,070
4.13%, 8/31/30 .................................................... 35,000,000 35,918,750
4.63%, 9/30/30 .................................................... 5,000,000 5,266,406
4.00%, 1/31/31 .................................................... 19,000,000 19,375,547
1.13%, 2/15/31 .................................................... 15,295,000 13,154,895
4.13%, 3/31/31 .................................................... 15,000,000 15,410,156
4.63%, 4/30/31 .................................................... 25,000,000 26,414,062
1.63%, 5/15/31 .................................................... 20,000,000 17,634,375
1.38%, 11/15/31 .................................................... 5,128,000 4,392,452
1.88%, 2/15/32 .................................................... 6,000,000 5,298,750
2.88%, 5/15/32 .................................................... 9,185,000 8,685,566
2.75%, 8/15/32 .................................................... 9,307,000 8,699,137
4.13%, 11/15/32 .................................................... 69,500,000 71,498,125
3.38%, 5/15/33 .................................................... 53,350,000 51,882,875
3.88%, 8/15/33 .................................................... 34,176,000 34,459,020
4.50%, 11/15/33 .................................................... 44,000,000 46,475,000
4.00%, 2/15/34 .................................................... 20,955,000 21,318,438
3.88%, 8/15/34 .................................................... 15,000,000 15,107,813
Total U.S. Treasury Obligations (Cost $968,321,254) 959,871,790
Commercial Paper (1.3%)
Financials (0.2%):
Hannover Funding Co. LLC, 5.00%, 10/8/24(a)(i) ................................ 5,000,000 4,994,455
Health Care (0.2%):
CSLB Holdings, Inc., 5.00%, 10/7/24(a)(i) ..................................... 5,000,000 4,995,207
Materials (0.4%):
Cabot Corp., 4.90%, 10/1/24(a)(i) ........................................... 8,100,000 8,098,904
Utilities (0.5%):
Evergy Kansas Central, 4.89%, 10/1/24(a)(i) ................................... 12,500,000 12,498,294
Total Commercial Paper (Cost $30,591,030) 30,586,860

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Collateral for Securities Loaned (0.7%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.83%(j) ........ 3,885,910 $ 3,885,910
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.85%(j) ............ 3,885,910 3,885,910
Invesco Government & Agency Portfolio, Institutional Shares, 4.84%(j) ................ 3,885,910 3,885,910
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.82%(j) . 3,885,910 3,885,910
Total Collateral for Securities Loaned (Cost $15,543,640) 15,543,640
Total Investments (Cost $2,380,417,430) — 100.5% 2,346,975,608
Liabilities in excess of other assets — (0.5)% (12,628,154)
NET ASSETS - 100.00% $ 2,334,347,454
At September 30, 2024, the Fund's investments in foreign securities were 6.1% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2024, the fair value of these securities was
$460,411,542 and amounted to 19.7% of net assets.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2024.
(c) Security is interest only.
(d) Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2024.
(e) All or a portion of this security is on loan.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g) Securities referencing LIBOR are expected to transition to an alternative reference rate by the security's next scheduled coupon reset date.
(h) Amount represents less than 0.05% of net assets.
(i) Rate represents the effective yield at September 30, 2024.
(j) Rate disclosed is the daily yield on September 30, 2024.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2024.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2024.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
IDA
—
Industrial Development Authority
LIBOR
—
London Interbank Offered Rate
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of September 30, 2024.
SOFR30A
—
30 day average of SOFR, rate disclosed as of September 30, 2024.
SOFR90A
—
90 day average of SOFR, rate disclosed as of September 30, 2024.
TSFR1M
—
1 month Term SOFR, rate disclosed as of September 30, 2024.
TSFR3M
—
3 month Term SOFR, rate disclosed as of September 30, 2024.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of September 30, 2024, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of September 30, 2024.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Security Description Principal Amount Value
Asset-Backed Securities (19.7%)
ABS Auto (10.9%):
Ally Auto Receivables Trust, Series 2024-1, Class B, 5.16%, 10/15/29, Callable 3/15/27 @ 100 $ 474,000 $ 484,215
AmeriCredit Automobile Receivables Trust ....................................
Series 2020-3, Class D, 1.49%, 9/18/26, Callable 5/18/25 @ 100 ................. 50,000 48,944
Series 2021-1, Class D, 1.21%, 12/18/26, Callable 6/18/25 @ 100 ................ 191,000 185,799
Series 2021-3, Class C, 1.41%, 8/18/27, Callable 7/18/26 @ 100 ................. 500,000 480,088
ARI Fleet Lease Trust ....................................................
Series 2022-A, Class A3, 3.43%, 1/15/31, Callable 5/15/25 @ 100(a) .............. 190,000 188,345
Series 2022-A, Class B, 3.79%, 1/15/31, Callable 5/15/25 @ 100(a) ............... 116,000 114,331
Series 2022-A, Class C, 4.17%, 1/15/31, Callable 5/15/25 @ 100(a) ............... 250,000 247,115
Series 2024-A, Class C, 5.38%, 11/15/32, Callable 9/15/27 @ 100(a) .............. 50,000 51,186
Series 2024-B, Class A3, 5.26%, 4/15/33, Callable 9/15/27 @ 100(a) .............. 293,000 299,989
Series 2024-B, Class B, 5.39%, 4/15/33, Callable 9/15/27 @ 100(a) ............... 53,000 54,377
Series 2024-B, Class C, 5.55%, 4/15/33, Callable 9/15/27 @ 100(a) ............... 90,000 92,816
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2022-5A, Class B, 7.09%, 4/20/27(a) ................................ 500,000 513,371
Series 2023-6A, Class B, 6.40%, 12/20/29(a) ............................... 189,000 197,882
Series 2023-6A, Class C, 7.03%, 12/20/29(a) ............................... 251,000 262,282
BofA Auto Trust, Series 2024-1A, Class A3, 5.35%, 11/15/28, Callable 5/15/27 @ 100(a) ... 160,000 163,302
Carmax Auto Owner Trust, Series 2023-3, Class D, 6.44%, 12/16/30, Callable 4/15/27 @ 100 220,000 227,454
CarMax Auto Owner Trust ................................................
Series 2021-2, Class C, 1.34%, 2/16/27, Callable 5/15/25 @ 100 ................. 60,000 58,592
Series 2021-3, Class D, 1.50%, 1/18/28, Callable 9/15/25 @ 100 ................. 79,000 76,164
Series 2022-3, Class D, 6.20%, 1/16/29, Callable 8/15/26 @ 100 ................. 200,000 204,501
Series 2024-3, Class D, 5.67%, 1/15/31, Callable 7/15/27 @ 100 ................. 134,000 136,719
Carvana Auto Receivables Trust ............................................
Series 2021-N4, Class D, 2.30%, 9/11/28, Callable 8/10/27 @ 100 ................ 342,514 331,268
Series 2021-P4, Class B, 1.98%, 2/10/28, Callable 7/10/27 @ 100 ................ 500,000 471,716
Chase Auto Owner Trust ..................................................
Series 2024-1A, Class D, 5.87%, 6/25/31, Callable 8/25/27 @ 100(a) .............. 211,000 216,684
Series 2024-2A, Class D, 6.15%, 8/25/31, Callable 10/25/27 @ 100(a) ............. 242,000 251,180
Series 2024-3A, Class B, 5.28%, 1/25/30, Callable 12/25/27 @ 100(a) ............. 198,000 203,931
Series 2024-3A, Class C, 5.41%, 2/28/30, Callable 12/25/27 @ 100(a) ............. 295,000 303,589
Series 2024-4A, Class C, 5.46%, 7/25/30, Callable 12/25/27 @ 100(a) ............. 200,000 205,030
Series 2024-4A, Class D, 5.79%, 11/25/31, Callable 12/25/27 @ 100(a) ............ 187,000 191,885
Series 2024-5A, Class C, 4.62%, 8/26/30, Callable 8/25/28 @ 100(a) .............. 274,000 272,169
Series 2024-5A, Class D, 4.97%, 1/26/32, Callable 8/25/28 @ 100(a) .............. 122,000 121,122
Chesapeake Funding II LLC ...............................................
Series 2023-1A, Class B, 5.59%, 5/15/35, Callable 5/15/26 @ 100(a) .............. 57,000 57,621
Series 2023-1A, Class C, 6.07%, 5/15/35, Callable 5/15/26 @ 100(a) .............. 64,000 65,074
Series 2023-1A, Class D, 6.69%, 5/15/35, Callable 5/15/26 @ 100(a) .............. 96,000 97,772
Series 2023-2A, Class A1, 6.16%, 10/15/35, Callable 11/15/26 @ 100(a) ........... 82,411 83,782
Series 2023-2A, Class B, 5.97%, 10/15/35, Callable 11/15/26 @ 100(a) ............ 119,000 122,807
Series 2023-2A, Class C, 6.15%, 10/15/35, Callable 11/15/26 @ 100(a) ............ 185,000 191,599
Series 2024-1A, Class B, 5.44%, 5/15/36, Callable 7/15/27 @ 100(a) .............. 223,000 228,192
Series 2024-1A, Class C, 5.60%, 5/15/36, Callable 7/15/27 @ 100(a) .............. 192,000 197,016
Credit Acceptance Auto Loan Trust ..........................................
Series 2021-4, Class B, 1.74%, 12/16/30, Callable 3/15/25 @ 100(a) .............. 320,000 317,301
Series 2022-1A, Class B, 4.95%, 8/16/32, Callable 1/15/26 @ 100(a) .............. 450,000 448,965
Series 2023-1A, Class B, 7.02%, 5/16/33, Callable 11/15/26 @ 100(a) ............. 750,000 772,048
Series 2023-2A, Class C, 7.15%, 9/15/33, Callable 10/15/26 @ 100(a) ............. 189,000 195,761
Series 2023-3A, Class A, 6.39%, 8/15/33, Callable 3/15/27 @ 100(a) .............. 125,000 127,863
Series 2023-3A, Class B, 7.09%, 10/17/33, Callable 3/15/27 @ 100(a) ............. 118,000 122,603
Series 2023-3A, Class C, 7.62%, 12/15/33, Callable 3/15/27 @ 100(a) ............. 196,000 206,278
Series 2023-5A, Class A, 6.13%, 12/15/33, Callable 6/15/27 @ 100(a) ............. 302,064 308,760
Series 2023-5A, Class C, 7.30%, 4/17/34, Callable 6/15/27 @ 100(a) .............. 234,254 245,809
Series 2024-1A, Class C, 6.71%, 7/17/34, Callable 6/15/27 @ 100(a) .............. 237,000 245,238
Drive Auto Receivables Trust ..............................................
Series 2021-2, Class D, 1.39%, 3/15/29, Callable 8/15/25 @ 100 ................. 225,738 220,968
Series 2021-3, Class C, 1.47%, 1/15/27, Callable 11/15/25 @ 100 ................ 123,781 123,134
DT Auto Owner Trust, Series 2020-3A, Class E, 3.62%, 10/15/27, Callable 2/15/25 @ 100(a) 93,000 92,499
Ent Auto Receivables Trust ................................................
Series 2023-1A, Class A4, 6.26%, 11/15/29, Callable 1/15/28 @ 100(a) ............ 74,472 77,430

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Series 2023-1A, Class B, 6.45%, 1/15/30, Callable 1/15/28 @ 100(a) .............. $ 845,000 $ 885,332
Series 2023-1A, Class C, 6.77%, 4/15/30, Callable 1/15/28 @ 100(a) .............. 48,794 50,837
Enterprise Fleet Financing LLC .............................................
Series 2022-4, Class A3, 5.65%, 10/22/29, Callable 5/20/26 @ 100(a) ............. 250,000 255,379
Series 2023-2, Class A2, 5.56%, 4/22/30, Callable 2/20/27 @ 100(a) .............. 144,053 145,416
Series 2023-3, Class A3, 6.41%, 6/20/30, Callable 6/20/27 @ 100(a) .............. 151,000 159,367
Series 2024-1, Class A2, 5.23%, 3/20/30, Callable 6/20/27 @ 100(a) .............. 300,000 302,703
Series 2024-2, Class A4, 5.69%, 12/20/30, Callable 1/20/28 @ 100(a) ............. 92,000 95,777
Exeter Automobile Receivables Trust, Series 2020-1A, Class E, 3.74%, 1/15/27, Callable
10/15/24 @ 100(a) .................................................. 480,000 479,562
FCCU Auto Receivables Trust ..............................................
Series 2024-1A, Class B, 5.71%, 7/15/30, Callable 5/15/28 @ 100(a) .............. 1,000,000 1,038,131
Series 2024-1A, Class C, 6.00%, 10/15/30, Callable 5/15/28 @ 100(a) ............. 45,918 47,045
First Investors Auto Owner Trust, Series 2021-1A, Class E, 3.35%, 4/15/27, Callable 3/15/25
@ 100(a) ......................................................... 238,000 234,359
Flagship Credit Auto Trust ................................................
Series 2019-4, Class E, 4.11%, 3/15/27, Callable 3/15/25 @ 100(a) ............... 1,265,000 1,250,565
Series 2021-4, Class C, 1.96%, 12/15/27, Callable 12/15/26 @ 100(a) ............. 500,000 484,873
Ford Credit Auto Lease Trust ..............................................
Series 2023-A, Class C, 5.54%, 12/15/26, Callable 8/15/25 @ 100 ................ 90,000 90,521
Series 2023-B, Class C, 6.43%, 4/15/27, Callable 4/15/26 @ 100 ................. 166,000 170,091
Ford Credit Auto Owner Trust ..............................................
Series 2020-1, Class C, 2.54%, 8/15/31, Callable 2/15/25 @ 100(a) ............... 1,000,000 989,523
Series 2021-2, Class C, 2.11%, 5/15/34, Callable 11/15/26 @ 100(a) .............. 689,000 647,686
Series 2021-2, Class D, 2.60%, 5/15/34, Callable 11/15/26 @ 100(a) .............. 750,000 709,197
Series 2022-1, Class C, 4.67%, 11/15/34, Callable 5/15/27 @ 100(a) .............. 950,000 943,124
Series 2022-1, Class D, 5.16%, 11/15/34, Callable 5/15/27 @ 100(a) .............. 102,000 101,403
Series 2023-1, Class B, 5.29%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 206,000 210,228
Series 2023-1, Class C, 5.58%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 750,000 762,934
Series 2023-1, Class D, 6.26%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 750,000 766,969
Series 2023-2, Class B, 5.92%, 2/15/36, Callable 8/15/28 @ 100(a) ............... 195,000 203,763
Series 2023-2, Class C, 6.16%, 2/15/36, Callable 8/15/28 @ 100(a) ............... 340,000 353,647
Series 2023-2, Class D, 6.60%, 2/15/36, Callable 8/15/28 @ 100(a) ............... 118,711 122,359
Foursight Capital Automobile Receivables Trust, Series 2023-1, Class B, 5.35%, 3/15/28,
Callable 10/15/26 @ 100(a) ........................................... 313,000 313,708
GECU Auto Receivables Trust, Series 2023-1A, Class C, 6.33%, 4/15/30, Callable 6/15/28 @
100(a) ........................................................... 19,000 19,720
GLS Auto Receivables Issuer Trust, Series 2023-1A, Class D, 7.01%, 1/16/29, Callable 4/15/27
@ 100(a) ......................................................... 109,000 112,180
GLS Auto Select Receivables Trust ..........................................
Series 2023-2A, Class D, 8.22%, 2/18/31, Callable 8/15/28 @ 100(a) .............. 120,000 131,584
Series 2024-1A, Class C, 5.69%, 3/15/30, Callable 10/15/28 @ 100(a) ............. 95,000 97,198
GMF Floorplan Owner Revolving Trust .......................................
Series 2023-1, Class B, 5.73%, 6/15/28(a) ................................. 200,403 203,879
Series 2024-2A, Class B, 5.35%, 3/15/31(a) ................................ 1,009,191 1,038,764
GreenState Auto Receivables Trust ..........................................
Series 2024-1A, Class C, 5.77%, 2/15/30, Callable 12/15/27 @ 100(a) ............. 73,000 74,103
Series 2024-1A, Class D, 6.50%, 6/15/32, Callable 12/15/27 @ 100(a) ............. 70,000 71,182
GTE Auto Receivables Trust ...............................................
Series 2023-1, Class A3, 5.18%, 3/15/28, Callable 10/15/26 @ 100(a) ............. 1,000,000 1,002,801
Series 2023-1, Class B, 5.39%, 8/15/29, Callable 10/15/26 @ 100(a) .............. 224,000 227,610
Series 2023-1, Class C, 5.88%, 11/15/29, Callable 10/15/26 @ 100(a) ............. 168,000 169,896
Hertz Vehicle Financing III LLC ............................................
Series 2022-1A, Class B, 2.19%, 6/25/26, Callable 6/25/25 @ 100(a) .............. 100,000 98,093
Series 2023-1A, Class C, 6.91%, 6/25/27(a) ................................ 261,000 263,247
Series 2023-2A, Class B, 6.49%, 9/25/29(a) ................................ 212,000 218,611
Series 2023-2A, Class C, 7.13%, 9/25/29(a) ................................ 75,000 77,444
Series 2023-3A, Class A, 5.94%, 2/25/28(a) ................................ 125,000 128,018
Series 2023-3A, Class B, 6.53%, 2/25/28(a) ................................ 38,000 38,820
Series 2023-4A, Class C, 7.51%, 3/25/30(a) ................................ 220,000 230,986
Hertz Vehicle Financing LLC ..............................................
Series 2021-1A, Class D, 3.98%, 12/26/25(a) ............................... 416,000 413,016
Series 2022-2A, Class B, 2.65%, 6/26/28, Callable 6/25/27 @ 100(a) .............. 1,000,000 932,585
Series 2022-4A, Class B, 4.12%, 9/25/26, Callable 9/25/25 @ 100(a) .............. 700,000 691,346

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.15%, 5/20/32, Callable
10/20/27 @ 100(a) .................................................. $ 171,244 $ 172,976
Hyundai Auto Receivables Trust, Series 2021-C, Class C, 1.66%, 6/15/28, Callable 2/15/26 @
100 ............................................................. 500,000 478,693
JPMorgan Chase Bank NA ................................................
Series 2021-2, Class B, 0.89%, 12/26/28, Callable 9/25/25 @ 100(a) .............. 5,356 5,331
Series 2021-2, Class D, 1.14%, 12/26/28, Callable 9/25/25 @ 100(a) .............. 23,886 23,768
Series 2021-2, Class E, 2.28%, 12/26/28, Callable 9/25/25 @ 100(a) .............. 901 896
Series 2021-3, Class B, 0.76%, 2/26/29, Callable 4/25/25 @ 100(a) ............... 27,418 27,025
Series 2021-3, Class E, 2.10%, 2/26/29, Callable 4/25/25 @ 100(a) ............... 1,670 1,642
Series 2021-3, Class F, 3.69%, 2/26/29, Callable 4/25/25 @ 100(a) ............... 1,150,000 1,140,321
LAD Auto Receivables Trust ...............................................
Series 2021-1A, Class B, 1.94%, 11/16/26, Callable 12/15/25 @ 100(a) ............ 179,818 179,047
Series 2021-1A, Class C, 2.35%, 4/15/27, Callable 12/15/25 @ 100(a) ............. 500,000 491,303
Series 2023-1A, Class B, 5.59%, 8/16/27, Callable 3/15/27 @ 100(a) .............. 240,000 242,066
Series 2023-1A, Class C, 6.18%, 12/15/27, Callable 3/15/27 @ 100(a) ............. 520,000 528,296
Series 2023-1A, Class D, 7.30%, 6/17/30, Callable 3/15/27 @ 100(a) .............. 226,000 234,928
Series 2023-2A, Class C, 5.58%, 9/15/28, Callable 6/15/27 @ 100(a) .............. 200,000 201,854
Series 2023-2A, Class D, 6.30%, 2/15/31, Callable 6/15/27 @ 100(a) .............. 52,000 53,241
Series 2023-3A, Class B, 6.09%, 6/15/28, Callable 11/15/27 @ 100(a) ............. 214,000 219,312
Series 2023-3A, Class D, 6.92%, 12/16/30, Callable 11/15/27 @ 100(a) ............ 198,000 206,738
Series 2023-4A, Class B, 6.39%, 10/16/28, Callable 10/15/27 @ 100(a) ............ 182,141 187,992
Series 2023-4A, Class C, 6.76%, 3/15/29, Callable 10/15/27 @ 100(a) ............. 212,497 221,160
Series 2023-4A, Class D, 7.37%, 4/15/31, Callable 10/15/27 @ 100(a) ............. 303,568 320,218
Series 2024-1A, Class C, 5.64%, 6/15/29, Callable 9/15/27 @ 100(a) .............. 207,000 211,204
Series 2024-2A, Class B, 5.50%, 7/16/29, Callable 7/15/28 @ 100(a) .............. 198,627 202,933
Series 2024-2A, Class C, 5.66%, 10/15/29, Callable 7/15/28 @ 100(a) ............. 198,627 203,215
Series 2024-2A, Class D, 6.37%, 10/15/31, Callable 7/15/28 @ 100(a) ............. 162,212 167,830
Merchants Fleet Funding LLC ..............................................
Series 2024-1A, Class A, 5.82%, 4/20/37, Callable 9/20/27 @ 100(a) .............. 285,000 289,664
Series 2024-1A, Class B, 5.95%, 4/20/37, Callable 9/20/27 @ 100(a) .............. 485,000 497,243
Series 2024-1A, Class C, 6.18%, 4/20/37, Callable 9/20/27 @ 100(a) .............. 659,000 678,292
Series 2024-1A, Class D, 6.85%, 4/20/37, Callable 9/20/27 @ 100(a) .............. 119,000 122,821
Navistar Financial Dealer Note Master Owner Trust ..............................
Series 2024-1, Class B, 5.79%, 4/25/29(a) ................................. 50,000 50,815
Series 2024-1, Class C, 6.13%, 4/25/29(a) ................................. 82,000 83,308
Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A, 6.18%,
8/25/28(a) ........................................................ 81,433 82,530
OCCU Auto Receivables Trust .............................................
Series 2023-1A, Class A4, 6.29%, 9/17/29, Callable 9/15/27 @ 100(a) ............. 92,500 96,358
Series 2023-1A, Class D, 7.88%, 12/15/31, Callable 9/15/27 @ 100(a) ............. 329,346 348,333
Oscar US Funding XII LLC, Series 2021-1A, Class A4, 1.00%, 4/10/28, Callable 2/10/25 @
100(a) ........................................................... 154,855 151,449
Oscar US Funding XIV LLC, Series 2022-1A, Class A4, 2.82%, 4/10/29, Callable 4/10/26 @
100(a) ........................................................... 1,000,000 978,312
Oscar US Funding XVII LLC, Series 2024-2A, Class A3, 4.47%, 3/12/29, Callable 6/10/27 @
100(a) ........................................................... 241,000 240,980
PenFed Auto Receivables Owner Trust ........................................
Series 2022-A, Class A4, 4.18%, 12/15/28, Callable 2/15/26 @ 100(a) ............. 250,000 248,867
Series 2022-A, Class D, 5.85%, 6/17/30, Callable 2/15/26 @ 100(a) ............... 106,000 105,469
Prestige Auto Receivables Trust, Series 2023-1A, Class C, 5.65%, 2/15/28, Callable 4/15/27 @
100(a) ........................................................... 265,000 266,378
Santander Bank Auto Credit-Linked Notes .....................................
Series 2022-A, Class B, 5.28%, 5/15/32, Callable 1/15/26 @ 100(a) ............... 272,523 271,965
Series 2022-A, Class C, 7.38%, 5/15/32, Callable 1/15/26 @ 100(a) ............... 135,532 135,407
Series 2022-A, Class D, 9.97%, 5/15/32, Callable 1/15/26 @ 100(a) ............... 104,057 107,628
Series 2022-B, Class E, 8.68%, 8/16/32, Callable 5/15/26 @ 100(a) ............... 35,252 35,290
Series 2022-C, Class D, 8.20%, 12/15/32, Callable 12/15/26 @ 100(a) ............. 77,225 77,932
Series 2023-A, Class C, 6.74%, 6/15/33, Callable 7/15/27 @ 100(a) ............... 266,224 268,155
Series 2023-A, Class D, 7.08%, 6/15/33, Callable 7/15/27 @ 100(a) ............... 19,221 19,363
Series 2023-B, Class B, 5.64%, 12/15/33, Callable 10/15/27 @ 100(a) ............. 195,306 197,045
Series 2023-B, Class C, 5.93%, 12/15/33, Callable 10/15/27 @ 100(a) ............. 83,221 83,899
Series 2023-B, Class D, 6.66%, 12/15/33, Callable 10/15/27 @ 100(a) ............. 241,005 244,686
Santander Bank NA .....................................................

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Series 2021-1A, Class B, 1.83%, 12/15/31, Callable 9/15/25 @ 100(a) ............. $ 36,686 $ 36,499
Series 2021-1A, Class C, 3.27%, 12/15/31, Callable 9/15/25 @ 100(a) ............. 34,393 34,207
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class E, 3.28%, 3/15/27,
Callable 12/15/25 @ 100(a) ........................................... 60,000 58,260
Santander Drive Auto Receivables Trust, Series 2021-4, Class C, 1.26%, 2/16/27, Callable
12/15/25 @ 100 .................................................... 37,143 37,021
SBNA Auto Lease Trust, Series 2024-B, Class A4, 5.55%, 12/20/28, Callable 4/20/27 @
100(a) ........................................................... 132,657 135,737
SBNA Auto Receivables Trust, Series 2024-A, Class B, 5.29%, 9/17/29, Callable 10/15/27 @
100(a) ........................................................... 203,000 205,913
SCCU Auto Receivables Trust ..............................................
Series 2023-1A, Class C, 6.61%, 3/15/30, Callable 11/15/27 @ 100(a) ............. 429,952 447,967
Series 2023-1A, Class D, 7.34%, 11/17/31, Callable 11/15/27 @ 100(a) ............ 226,365 236,195
Series 2024-1A, Class C, 5.62%, 12/16/30, Callable 4/15/28 @ 100(a) ............. 199,759 202,180
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A, Class C, 5.97%, 2/20/31, Callable 10/20/27 @ 100(a) ............. 167,000 172,551
Series 2024-1A, Class C, 5.51%, 1/20/32, Callable 1/20/28 @ 100(a) .............. 126,000 129,435
Tesla Auto Lease Trust ...................................................
Series 2023-A, Class A4, 5.94%, 7/20/27, Callable 7/20/25 @ 100(a) .............. 50,000 50,603
Series 2023-A, Class B, 6.41%, 7/20/27, Callable 7/20/25 @ 100(a) ............... 280,000 284,317
Series 2023-B, Class A4, 6.22%, 3/22/27, Callable 10/20/25 @ 100(a) ............. 87,000 88,672
Tesla Electric Vehicle Trust, Series 2023-1, Class B, 5.82%, 5/20/31, Callable 6/20/27 @
100(a) ........................................................... 200,000 205,398
Toyota Lease Owner Trust, Series 2023-A, Class A4, 5.05%, 8/20/27, Callable 9/20/25 @
100(a) ........................................................... 100,000 100,538
U.S. Bank NA, Series 2023-1, Class B, 6.79%, 8/25/32, Callable 10/25/26 @ 100(a) ....... 243,073 246,736
UNIFY Auto Receivables Trust, Series 2021-1A, Class B, 1.29%, 11/16/26, Callable 2/15/25
@ 100(a) ......................................................... 270,000 268,009
United Auto Credit Securitization Trust .......................................
Series 2023-1, Class C, 6.28%, 7/10/28, Callable 12/10/26 @ 100(a) .............. 500,000 501,802
Series 2024-1, Class B, 6.57%, 6/10/27(a) ................................. 209,000 211,510
Veridian Auto Receivables Trust ............................................
Series 2023-1A, Class B, 5.86%, 4/16/29, Callable 5/15/27 @ 100(a) .............. 101,000 103,932
Series 2023-1A, Class C, 6.37%, 7/16/29, Callable 5/15/27 @ 100(a) .............. 220,000 225,735
Westlake Automobile Receivables Trust, Series 2021-3A, Class C, 1.58%, 1/15/27, Callable
10/15/25 @ 100(a) .................................................. 249,864 248,215
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A, Class A, 5.80%, 4/18/38(a) ................................ 139,637 140,570
Series 2023-2A, Class B, 6.75%, 8/18/38(a) ................................ 181,000 189,210
Series 2023-2A, Class C, 6.94%, 8/18/38(a) ................................ 195,000 204,674
Series 2023-2A, Class D, 7.38%, 8/18/38(a) ................................ 220,000 230,287
Series 2024-1A, Class C, 5.69%, 2/18/39(a) ................................ 341,000 350,337
Series 2024-2A, Class A1, 4.87%, 6/21/39(a) ............................... 1,437,000 1,449,700
Series 2024-2A, Class C, 4.89%, 6/21/39(a) ................................ 335,000 337,889
47,798,425
ABS Card (1.5%):
American Express Credit Account Master Trust, Series 2024-2, Class A, 5.24%, 4/15/31 .... 238,000 250,073
BA Credit Card Trust, Series 2024-A1, Class A, 4.93%, 5/15/29 ...................... 232,000 237,630
CARDS II Trust, Series 2024-1A, Class C, 5.84%, 7/16/29(a) ....................... 168,000 169,598
Evergreen Credit Card Trust ...............................................
Series 2021-1, Class B, 1.15%, 10/15/26(a) ................................ 391,000 390,342
Series 2021-1, Class C, 1.42%, 10/15/26(a) ................................ 319,000 318,421
Series 2022-CRT2, Class B, 6.56%, 11/15/26(a) ............................. 250,000 250,326
Series 2022-CRT2, Class C, 7.44%, 11/15/26(a) ............................. 400,000 400,661
Series 2023-CRT3, Class B, 6.58%, 2/15/27(a) .............................. 273,000 274,399
Series 2023-CRT3, Class C, 7.31%, 2/15/27(a) .............................. 152,000 152,833
Golden Credit Card Trust, Series 2021-1A, Class C, 1.74%, 8/15/28(a) ................. 200,000 187,409
Master Credit Card Trust .................................................
Series 2022-2A, Class B, 2.38%, 7/21/28(a) ................................ 500,000 474,210
Series 2022-2A, Class C, 2.73%, 7/21/28(a) ................................ 312,000 294,385
Master Credit Card Trust II ................................................
Series 2022-1A, Class C, 2.27%, 7/21/26(a) ................................ 118,000 116,715
Series 2023-1A, Class C, 5.87%, 6/21/27(a) ................................ 250,000 251,679

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Series 2023-2A, Class C, 6.89%, 1/21/27(a) ................................ $ 95,000 $ 96,088
Series 2023-4A, Class B, 6.56%, 10/21/32(a) ............................... 104,000 110,910
Series 2023-4A, Class C, 7.53%, 10/21/32(a) ............................... 265,000 282,252
Series 2024-1A, Class B, 5.53%, 1/21/28(a) ................................ 193,000 194,950
Series 2024-1A, Class C, 6.02%, 1/21/28(a) ................................ 171,000 172,553
Synchrony Card Funding LLC .............................................
Series 2022-A1, Class A, 3.37%, 4/15/28, Callable 4/15/25 @ 100 ................ 220,000 218,313
Series 2023-A1, Class A, 5.54%, 7/15/29 .................................. 59,000 60,250
Trillium Credit Card Trust II ...............................................
Series 2021-1A, Class C, 2.42%, 10/26/29(a) ............................... 833,000 786,277
Series 2023-1A, Class C, 6.06%, 3/26/31(a) ................................ 72,000 73,255
Series 2023-2A, Class B, 5.35%, 3/26/33(a) ................................ 100,000 102,180
Series 2023-3A, Class B, 6.26%, 8/26/28(a) ................................ 234,000 236,967
Series 2023-3A, Class C, 6.94%, 8/26/28(a) ................................ 214,000 216,986
Series 2024-1A, Class B, 5.50%, 12/26/28(a) ............................... 228,000 230,069
Series 2024-1A, Class C, 5.99%, 12/26/28(a) ............................... 121,000 121,994
6,671,725
ABS Other (7.3%):
Amur Equipment Finance Receivables IX LLC ..................................
Series 2021-1A, Class B, 1.38%, 2/22/27, Callable 12/20/24 @ 100(a) ............. 21,217 21,170
Series 2021-1A, Class C, 1.75%, 6/21/27, Callable 12/20/24 @ 100(a) ............. 839,000 833,508
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class B, 2.20%, 1/20/28,
Callable 9/20/25 @ 100(a) ............................................ 676,000 660,159
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.30%, 6/21/28,
Callable 6/20/26 @ 100(a) ............................................ 358,817 359,767
Amur Equipment Finance Receivables XII LLC .................................
Series 2023-1A, Class C, 6.36%, 12/20/29, Callable 6/20/27 @ 100(a) ............. 131,151 136,041
Series 2023-1A, Class D, 7.48%, 7/22/30, Callable 6/20/27 @ 100(a) .............. 37,000 39,029
Amur Equipment Finance Receivables XIII LLC ................................
Series 2024-1A, Class B, 5.37%, 1/21/31, Callable 3/20/28 @ 100(a) .............. 119,000 121,583
Series 2024-1A, Class C, 5.55%, 1/21/31, Callable 3/20/28 @ 100(a) .............. 262,000 267,560
Amur Equipment Finance Receivables XIV LLC ................................
Series 2024-2A, Class B, 5.20%, 7/21/31, Callable 7/20/28 @ 100(a) .............. 1,000,000 1,026,053
Series 2024-2A, Class C, 5.38%, 7/21/31, Callable 7/20/28 @ 100(a) .............. 333,000 339,070
Auxilior Term Funding LLC ...............................................
Series 2023-1A, Class B, 6.05%, 6/17/30, Callable 2/15/28 @ 100(a) .............. 124,000 128,781
Series 2023-1A, Class C, 6.50%, 11/15/30, Callable 2/15/28 @ 100(a) ............. 88,000 92,370
Series 2023-1A, Class D, 7.27%, 12/16/30, Callable 2/15/28 @ 100(a) ............. 141,000 149,169
Series 2024-1A, Class B, 5.69%, 7/15/31, Callable 3/15/29 @ 100(a) .............. 124,094 128,698
Capital Automotive REIT, Series 2024-3A, Class A1, 4.40%, 10/15/54, Callable 10/15/27 @
100(a) ........................................................... 284,578 279,800
CARS-DB7 LP, Series 2023-1A, Class A1, 5.75%, 9/15/53, Callable 9/15/26 @ 100(a) ..... 202,560 205,062
CCG Receivables Trust ...................................................
Series 2021-2, Class C, 1.50%, 3/14/29, Callable 5/14/25 @ 100(a) ............... 250,000 244,561
Series 2023-1, Class C, 6.28%, 9/16/30, Callable 10/14/26 @ 100(a) .............. 173,174 178,712
Series 2023-2, Class D, 7.18%, 4/14/32, Callable 11/14/27 @ 100(a) .............. 93,000 97,201
Clarus Capital Funding LLC, Series 2024-1A, Class C, 5.01%, 8/20/32, Callable 3/20/28 @
100(a) ........................................................... 70,000 69,826
CP EF Asset Securitization I LLC, Series 2022-1A, Class A, 5.96%, 4/15/30, Callable 11/15/25
@ 100(a) ......................................................... 57,456 57,527
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, 4.50%, 5/20/49(a) ....... 205,000 199,421
DB Master Finance LLC, Series 2021-1A, Class A2II, 2.49%, 11/20/51, Callable 11/20/25 @
100(a) ........................................................... 1,312,875 1,202,340
Dell Equipment Finance Trust ..............................................
Series 2023-1, Class D, 6.80%, 3/22/29, Callable 10/22/25 @ 100(a) .............. 147,446 149,617
Series 2023-2, Class C, 6.06%, 1/22/29, Callable 2/22/26 @ 100(a) ............... 125,000 127,069
Series 2023-2, Class D, 6.74%, 7/23/29, Callable 2/22/26 @ 100(a) ............... 237,000 241,175
Series 2023-3, Class D, 6.75%, 10/22/29, Callable 5/22/26 @ 100(a) .............. 73,000 74,646
Series 2024-1, Class C, 5.73%, 3/22/30, Callable 12/22/26 @ 100(a) .............. 92,000 94,123
Series 2024-1, Class D, 6.12%, 9/23/30, Callable 12/22/26 @ 100(a) .............. 92,000 93,519
Dext ABS LLC ........................................................
Series 2023-1, Class B, 6.55%, 3/15/32, Callable 5/15/27 @ 100(a) ............... 100,000 103,390
Series 2023-2, Class C, 6.93%, 5/15/34, Callable 2/15/28 @ 100(a) ............... 224,000 234,277

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Series 2023-2, Class D, 8.30%, 5/15/34, Callable 2/15/28 @ 100(a) ............... $ 101,000 $ 104,152
Diamond Issuer LLC, Series 2021-1A, Class B, 2.70%, 11/20/51, Callable 11/20/25 @ 100(a) 654,000 599,042
DLLAA LLC, Series 2023-1A, Class A2, 5.93%, 7/20/26(a) ........................ 45,267 45,478
DLLAD LLC, Series 2024-1A, Class A4, 5.38%, 9/22/31, Callable 2/20/29 @ 100(a) ...... 128,980 133,255
DLLMT LLC, Series 2024-1A, Class A3, 4.84%, 8/21/28, Callable 5/20/28 @ 100(a) ...... 200,652 202,883
FirstKey Homes Trust ....................................................
Series 2021-SFR3, Class A, 2.14%, 12/17/38(a)(b) ........................... 736,443 700,802
Series 2021-SFR3, Class B, 2.44%, 12/17/38(a)(b) ........................... 500,000 477,175
Series 2021-SFR3, Class D, 2.79%, 12/17/38(a)(b) ........................... 750,000 716,120
Ford Credit Floorplan Master Owner Trust .....................................
Series 2023-1, Class B, 5.31%, 5/15/28(a) ................................. 70,000 70,792
Series 2023-1, Class C, 5.75%, 5/15/28(a) ................................. 106,000 107,476
Ford Credit Floorplan Master Owner Trust A ...................................
Series 2020-2, Class C, 1.87%, 9/15/27 ................................... 127,000 123,370
Series 2024-2, Class B, 5.56%, 4/15/31(a) ................................. 225,000 231,706
Frontier Issuer LLC .....................................................
Series 2023-1, Class A2, 6.60%, 8/20/53, Callable 7/20/26 @ 100(a) .............. 558,062 573,133
Series 2023-1, Class B, 8.30%, 8/20/53, Callable 7/20/26 @ 100(a) ............... 415,490 434,302
Series 2023-1, Class C, 11.50%, 8/20/53, Callable 7/20/26 @ 100(a) .............. 515,267 555,984
Series 2024-1, Class A2, 6.19%, 6/20/54, Callable 5/20/28 @ 100(a) .............. 198,607 206,615
Series 2024-1, Class C, 11.16%, 6/20/54, Callable 5/20/28 @ 100(a) .............. 984,147 1,124,959
Granite Park Equipment Leasing LLC ........................................
Series 2023-1A, Class A2, 6.51%, 5/20/30(a) ............................... 63,402 64,446
Series 2023-1A, Class B, 6.62%, 4/20/33, Callable 8/20/30 @ 100(a) .............. 97,000 103,253
Series 2023-1A, Class C, 6.97%, 8/22/33, Callable 8/20/30 @ 100(a) .............. 89,000 96,372
Series 2023-1A, Class E, 7.00%, 6/20/35, Callable 8/20/30 @ 100(a) .............. 74,000 70,077
GreatAmerica Leasing Receivables Funding LLC, Series 2024-1, Class C, 5.43%, 12/15/31,
Callable 2/15/28 @ 100(a) ............................................ 65,000 66,549
HPEFS Equipment Trust ..................................................
Series 2022-1A, Class D, 2.40%, 11/20/29, Callable 7/20/25 @ 100(a) ............. 333,000 327,387
Series 2022-2A, Class D, 4.94%, 3/20/30, Callable 12/20/25 @ 100(a) ............. 1,300,000 1,300,955
Series 2022-3A, Class C, 6.13%, 8/20/29, Callable 5/20/26 @ 100(a) .............. 1,159,000 1,170,475
Series 2023-2A, Class D, 6.97%, 7/21/31, Callable 11/20/26 @ 100(a) ............. 150,000 155,449
Series 2024-1A, Class D, 5.82%, 11/20/31, Callable 5/20/27 @ 100(a) ............. 151,000 154,629
Series 2024-2A, Class B, 5.35%, 10/20/31, Callable 1/20/28 @ 100(a) ............. 265,066 270,196
Series 2024-2A, Class D, 5.82%, 4/20/32, Callable 1/20/28 @ 100(a) .............. 141,999 145,932
Kubota Credit Owner Trust ................................................
Series 2022-1A, Class A3, 2.67%, 10/15/26, Callable 1/15/26 @ 100(a) ............ 338,952 334,795
Series 2024-2A, Class A4, 5.19%, 5/15/30, Callable 4/15/28 @ 100(a) ............. 129,000 132,692
M&T Equipment LEAF Notes ..............................................
Series 2023-1A, Class A3, 5.74%, 7/15/30, Callable 7/15/27 @ 100(a) ............. 118,000 119,393
Series 2024-1A, Class A2, 4.99%, 8/18/31, Callable 8/16/28 @ 100(a) ............. 200,652 201,045
Series 2024-1A, Class A4, 4.94%, 8/18/31, Callable 8/16/28 @ 100(a) ............. 270,000 269,895
MMAF Equipment Finance LLC ............................................
Series 2021-A, Class A4, 1.04%, 11/13/30(a) ............................... 252,245 239,588
Series 2023-A, Class A4, 5.50%, 12/13/38(a) ............................... 152,000 157,018
Series 2024-A, Class A4, 5.10%, 7/13/49, Callable 3/13/30 @ 100(a) .............. 215,151 220,373
New Economy Assets Phase 1 Sponsor LLC ....................................
Series 2021-1, Class A1, 1.91%, 10/20/61, Callable 10/20/24 @ 100(a) ............ 677,000 623,997
Series 2021-1, Class B1, 2.41%, 10/20/61, Callable 10/20/24 @ 100(a) ............ 366,000 329,320
NMEF Funding LLC ....................................................
Series 2024-A, Class A2, 5.15%, 12/15/31, Callable 5/15/28 @ 100(a) ............. 338,028 339,589
Series 2024-A, Class B, 5.32%, 12/15/31, Callable 5/15/28 @ 100(a) .............. 221,597 223,857
Pawnee Equipment Receivables LLC, Series 2021-1, Class B, 1.82%, 7/15/27, Callable
8/15/25 @ 100(a) ................................................... 136,000 134,052
Post Road Equipment Finance LLC ..........................................
Series 2024-1A, Class A2, 5.59%, 11/15/29, Callable 4/15/27 @ 100(a) ............ 200,000 201,729
Series 2024-1A, Class C, 5.81%, 10/15/30, Callable 4/15/27 @ 100(a) ............. 76,000 77,513
Series 2024-1A, Class D, 6.77%, 10/15/30, Callable 4/15/27 @ 100(a) ............. 31,000 32,105
Retained Vantage Data Centers Issuer LLC .....................................
Series 2024-1A, Class A2, 4.99%, 9/15/49, Callable 9/15/27 @ 100(a) ............. 395,744 394,596
Series 2024-1A, Class B, 5.78%, 9/15/49, Callable 9/15/27 @ 100(a) .............. 106,679 106,636
SCF Equipment Leasing LLC ..............................................
Series 2021-1A, Class D, 1.93%, 9/20/30, Callable 8/20/25 @ 100(a) .............. 550,000 532,649

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Series 2022-2A, Class C, 6.50%, 8/20/32, Callable 8/20/28 @ 100(a) .............. $ 196,294 $ 205,341
Series 2022-2A, Class D, 6.50%, 10/20/32, Callable 8/20/28 @ 100(a) ............. 329,793 341,824
Series 2023-1A, Class A3, 6.17%, 5/20/32, Callable 8/20/30 @ 100(a) ............. 153,000 160,493
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 7/30/54, Callable 7/30/28 @
100(a) ........................................................... 227,000 234,180
Tricon Residential Trust, Series 2022-SFR2, Class B, 5.24%, 7/17/40, Callable 7/17/28 @
100(a)(b) ......................................................... 200,000 202,507
Trinity Rail Leasing LLC, Series 2022-1A, Class A, 4.55%, 5/19/52, Callable 10/21/24 @
100(a) ........................................................... 460,951 450,776
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2, 1.65%, 9/15/45, Callable
10/15/24 @ 100(a) .................................................. 43,687 42,258
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.99%, 9/15/45, Callable 9/15/25 @
100(a) ........................................................... 453,000 415,445
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A, Class C2II, 3.71%, 2/15/57, Callable 2/15/30 @ 100(a) ............ 1,000,000 899,243
Series 2022-1A, Class D, 4.29%, 2/15/52, Callable 2/15/26 @ 100(a) .............. 300,000 287,631
Series 2022-1A, Class F, 5.27%, 2/15/52, Callable 2/15/26 @ 100(a) .............. 1,500,000 1,406,618
Series 2024-1A, Class C2, 5.59%, 5/15/54, Callable 5/15/27 @ 100(a) ............. 146,000 148,369
Series 2024-1A, Class D, 6.64%, 5/15/54, Callable 5/15/27 @ 100(a) .............. 107,000 110,254
Series 2024-1A, Class F, 8.87%, 5/15/54, Callable 5/15/27 @ 100(a) .............. 24,000 24,825
Verdant Receivables LLC .................................................
Series 2023-1A, Class A2, 6.24%, 1/13/31, Callable 10/12/27 @ 100(a) ............ 39,441 40,124
Series 2023-1A, Class C, 6.73%, 1/13/31, Callable 10/12/27 @ 100(a) ............. 47,000 48,908
Series 2024-1A, Class A2, 5.68%, 12/12/31, Callable 11/12/28 @ 100(a) ........... 184,000 186,932
Series 2024-1A, Class B, 5.72%, 12/12/31, Callable 11/12/28 @ 100(a) ............ 57,000 58,442
Series 2024-1A, Class C, 6.25%, 12/12/31, Callable 11/12/28 @ 100(a) ............ 47,000 48,812
Series 2024-1A, Class D, 7.23%, 12/12/31, Callable 11/12/28 @ 100(a) ............ 59,000 61,455
Verizon Master Trust ....................................................
Series 2021-2, Class C, 1.38%, 4/20/28, Callable 10/20/24 @ 100 ................ 500,000 498,825
Series 2023-2, Class A, 4.89%, 4/13/28, Callable 4/20/25 @ 100 ................. 129,000 129,117
Series 2024-2, Class B, 5.08%, 12/22/31, Callable 12/20/28 @ 100(a) ............. 265,000 271,876
Series 2024-3, Class C, 5.73%, 4/22/30, Callable 4/20/27 @ 100 ................. 1,105,000 1,139,257
Series 2024-4, Class C, 5.60%, 6/20/29, Callable 6/20/26 @ 100 ................. 80,000 81,071
Series 2024-7, Class C, 4.84%, 8/20/32, Callable 8/20/29 @ 100(a) ............... 478,533 478,109
Volvo Financial Equipment LLC, Series 2024-1A, Class A4, 4.29%, 7/15/31, Callable 4/15/28
@ 100(a) ......................................................... 1,000,000 998,490
Wingspire Equipment Finance LLC, Series 2024-1A, Class D, 6.31%, 9/20/32, Callable
1/20/28 @ 100(a) ................................................... 108,170 109,809
32,040,021
Total Asset-Backed Securities (Cost $86,111,783) 86,510,171
Collateralized Loan Obligations (2.7%)
Cash Flow CLO (2.7%):
720 East CLO IV Ltd., Series 2024-1A, Class A2, 7.09% (TSFR3M+180bps), 4/15/37,
Callable 4/15/26 @ 100(a)(c) .......................................... 185,000 185,424
720 East CLO Ltd. ......................................................
Series 2022-1A, Class B, 8.53% (TSFR3M+325bps), 1/20/36, Callable 1/20/25 @ 100(a)
(c) ......................................................... 350,000 352,355
Series 2022-1A, Class D, 11.43% (TSFR3M+615bps), 1/20/36, Callable 1/20/25 @
100(a)(c) ..................................................... 500,000 505,733
Series 2023-2A, Class A2, 7.45% (TSFR3M+215bps), 10/15/36, Callable 10/15/25 @
100(a)(c) ..................................................... 245,000 245,801
Series 2023-2A, Class D, 10.45% (TSFR3M+515bps), 10/15/36, Callable 10/15/25 @
100(a)(c) ..................................................... 184,000 188,738
Series 2023-IA, Class B, 7.80% (TSFR3M+250bps), 4/15/36, Callable 4/15/25 @ 100(a)
(c) ......................................................... 250,000 251,572
Series 2023-IA, Class D, 11.15% (TSFR3M+585bps), 4/15/36, Callable 4/15/25 @
100(a)(c) ..................................................... 500,000 508,750
AIMCO CLO 17 Ltd., Series 2022-17A, Class XR, 6.43% (TSFR3M+115bps), 7/20/37,
Callable 7/22/26 @ 100(a)(c) .......................................... 262,550 262,623
Aimco CLO Ltd. .......................................................

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Series 2023-20A, Class B1, 7.49% (TSFR3M+220bps), 10/16/36, Callable 10/16/25 @
100(a)(c) ..................................................... $ 178,000 $ 179,653
Series 2023-20A, Class C1, 7.99% (TSFR3M+270bps), 10/16/36, Callable 10/16/25 @
100(a)(c) ..................................................... 178,000 180,412
Ballyrock CLO Ltd., Series 2022-20A, Class A2AR, 7.50% (TSFR3M+220bps), 7/15/34,
Callable 10/15/24 @ 100(a)(c) ......................................... 196,000 196,000
Barrow Hanley CLO I Ltd. ................................................
Series 2023-1A, Class A1, 7.58% (TSFR3M+230bps), 4/20/35, Callable 10/20/24 @
100(a)(c) ..................................................... 400,000 402,619
Series 2023-1A, Class A2, 7.93% (TSFR3M+265bps), 4/20/35, Callable 10/20/24 @
100(a)(c) ..................................................... 500,000 506,170
Series 2023-1A, Class C, 9.28% (TSFR3M+400bps), 4/20/35, Callable 10/20/24 @
100(a)(c) ..................................................... 175,000 175,304
Series 2023-1A, Class D, 11.44% (TSFR3M+616bps), 4/20/35, Callable 10/20/24 @
100(a)(c) ..................................................... 700,000 704,837
Barrow Hanley CLO II Ltd. ...............................................
Series 2023-2A, Class C, 8.78% (TSFR3M+350bps), 10/20/35, Callable 10/20/24 @
100(a)(c) ..................................................... 184,000 189,412
Series 2023-2A, Class D1, 11.03% (TSFR3M+575bps), 10/20/35, Callable 10/20/24 @
100(a)(c) ..................................................... 276,000 277,853
Columbia Cent CLO Ltd., Series 2022-32A, Class BF, 5.20%, 7/24/34, Callable 4/24/25 @
100(a) ........................................................... 250,000 249,460
Dryden CLO Ltd., Series 2023-102A, Class A2, 7.30% (TSFR3M+200bps), 10/15/36, Callable
10/15/25 @ 100(a)(c) ................................................ 109,696 110,201
Eaton Vance CLO Ltd., Series 2020-2A, Class BR, 7.26% (TSFR3M+196bps), 1/15/35(a)(c) . 500,000 500,000
Golub Capital Partners CLO Ltd., Series 2023-68A, Class B, 8.08% (TSFR3M+280bps),
7/25/36, Callable 7/25/25 @ 100(a)(c) .................................... 155,000 156,302
LCM 36 Ltd., Series 36A, Class A2, 6.96% (TSFR3M+166bps), 1/15/34, Callable 10/15/24 @
100(a)(c) ......................................................... 750,000 740,085
Magnetite XXXV Ltd., Series 2022-35A, Class AR, 6.93% (TSFR3M+165bps), 10/25/36,
Callable 10/25/25 @ 100(a)(c) ......................................... 295,000 297,038
NGC Ltd., Series 2024-1A, Class X, 6.45% (TSFR3M+115bps), 7/20/37, Callable 7/20/26 @
100(a)(c) ......................................................... 260,000 259,381
Oaktree CLO Ltd., Series 2023-1A, Class B, 7.85% (TSFR3M+255bps), 4/15/36, Callable
4/15/25 @ 100(a)(c) ................................................. 250,000 251,442
Octagon 68 Ltd., Series 2023-1A, Class X, 6.58% (TSFR3M+130bps), 10/20/36, Callable
10/20/25 @ 100(a)(c) ................................................ 297,000 297,035
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class AAR3, 6.38%
(TSFR3M+126bps), 2/14/31, Callable 11/14/24 @ 100(a)(c) .................... 291,524 291,787
Palmer Square Loan Funding Ltd., Series 2024-3A, Class A2, 6.81% (TSFR3M+165bps),
8/8/32, Callable 8/8/25 @ 100(a)(c) ...................................... 259,000 259,441
Symphony CLO XXIX Ltd., Series 2021-29A, Class B, 7.21% (TSFR3M+191bps), 1/15/34,
Callable 10/15/24 @ 100(a)(c) ......................................... 500,000 500,918
Trimaran Cavu Ltd., Series 2021-3A, Class C1, 8.01% (TSFR3M+273bps), 1/18/35, Callable
10/18/24 @ 100(a)(c) ................................................ 750,000 750,942
Venture 49 CLO Ltd., Series 2024-49A, Class X, 6.68% (TSFR3M+135bps), 4/20/37, Callable
4/20/26 @ 100(a)(c) ................................................. 146,200 146,244
Venture 50 CLO Ltd., Series 2024-50A, Class X, 6.01% (TSFR3M+125bps), 10/20/37,
Callable 10/20/26 @ 100(a)(c) ......................................... 266,000 266,032
Venture CLO Ltd. ......................................................
Series 2021-44A, Class B, 7.29% (TSFR3M+201bps), 10/20/34, Callable 10/20/24 @
100(a)(c) ..................................................... 317,000 316,683
Series 2022-46A, Class A2F, 5.02%, 7/20/35, Callable 10/20/24 @ 100(a) .......... 475,000 472,773
Series 2023-47A, Class AJ, 7.58% (TSFR3M+230bps), 4/20/36, Callable 4/20/25 @
100(a)(c) ..................................................... 194,000 194,543
Series 2023-48A, Class B1, 8.03% (TSFR3M+275bps), 10/20/36, Callable 10/20/25 @
100(a)(c) ..................................................... 197,000 200,008
Voya CLO Ltd., Series 2020-1A, Class BR, 7.25% (TSFR3M+196bps), 7/16/34, Callable
10/16/24 @ 100(a)(c) ................................................ 220,000 219,802
11,793,373
Total Collateralized Loan Obligations (Cost $11,725,344) 11,793,373

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Collateralized Mortgage Obligations (7.6%)
Agency CMO Other (0.3%):
Federal Home Loan Mortgage Corporation .....................................
Series 5270, Class AB, 5.50%, 1/25/49 ................................... $ 239,528 $ 241,962
Series 5450, Class KA, 4.50%, 6/25/51 ................................... 536,015 531,772
Federal National Mortgage Association, Series 2022-88, Class BA, 5.50%, 7/25/47 ........ 141,250 141,951
Government National Mortgage Association ....................................
Series 2022-207, Class NA, 3.00%, 1/20/52 ................................ 169,544 153,458
Series 2023-107, Class PA, 5.50%, 1/20/46 ................................ 280,802 284,657
Series 2023-131, Class P, 5.50%, 6/20/48 .................................. 171,765 171,810
1,525,610
Agency Commercial MBS (1.9%):
Federal Home Loan Mortgage Corporation .....................................
Series K136, Class A2, 2.13%, 11/25/31 ................................... 1,285,739 1,131,659
Series K141, Class A2, 2.25%, 2/25/32 ................................... 1,155,071 1,021,015
Series K142, Class A2, 2.40%, 3/25/32 ................................... 1,338,841 1,193,688
Series K143, Class A2, 2.35%, 3/25/32 ................................... 354,257 314,560
Series K144, Class A2, 2.45%, 4/25/32 ................................... 2,000,000 1,786,187
Series K145, Class A2, 2.58%, 5/25/32 ................................... 2,546,606 2,292,358
Series K147, Class A2, 3.00%, 6/25/32(d) ................................. 814,859 754,185
8,493,652
Commercial MBS (5.4%):
AOA Mortgage Trust ....................................................
Series 2021-1177, Class B, 6.39% (TSFR1M+129bps), 10/15/38(a)(b)(c) ........... 250,000 231,884
Series 2021-1177, Class D, 7.04% (TSFR1M+194bps), 10/15/38(a)(b)(c) ........... 300,000 262,289
Arbor Multifamily Mortgage Securities Trust, Series 2022-MF4, Class A5, 3.39%, 2/15/55,
Callable 2/15/32 @ 100(a)(d) .......................................... 500,000 464,705
Aventura Mall Trust .....................................................
Series 2018-AVM, Class A, 4.25%, 7/5/40(a)(b)(d) ........................... 790,000 770,626
Series 2018-AVM, Class C, 4.25%, 7/5/40(a)(b)(d) ........................... 100,000 95,308
Series 2018-AVM, Class D, 4.25%, 7/5/40(a)(b)(d) ........................... 100,000 93,436
BAMLL Commercial Mortgage Securities Trust .................................
Series 2015-200P, Class B, 3.49%, 4/14/33, Callable 4/14/25 @ 100(a)(b) .......... 750,000 735,848
Series 2015-200P, Class D, 3.72%, 4/14/33, Callable 4/14/25 @ 100(a)(b)(d) ........ 375,000 364,792
BBCMS Mortgage Trust ..................................................
Series 2020-BID, Class C, 8.85% (TSFR1M+375bps), 10/15/37(a)(b)(c) ........... 269,000 267,830
Series 2022-C16, Class AS, 4.60%, 6/15/55, Callable 6/15/32 @ 100(d) ............ 135,135 128,119
Benchmark Mortgage Trust ................................................
Series 2020-B19, Class AS, 2.15%, 9/15/53, Callable 10/15/30 @ 100 ............. 1,000,000 820,085
Series 2022-B36, Class XA, 0.81%, 7/15/55, Callable 6/15/32 @ 100(b)(d) ......... 10,000,635 451,300
BPR Trust ............................................................
Series 2021-TY, Class A, 6.26% (TSFR1M+116bps), 9/15/38(a)(b)(c) ............. 500,000 495,413
Series 2021-TY, Class D, 7.56% (TSFR1M+246bps), 9/15/38(a)(b)(c) ............. 309,661 303,959
Series 2022-OANA, Class A, 6.99% (TSFR1M+190bps), 4/15/37(a)(b)(c) .......... 1,000,000 1,003,439
Series 2022-OANA, Class D, 8.79% (TSFR1M+370bps), 4/15/37(a)(b)(c) .......... 500,000 500,195
Series 2022-STAR, Class A, 8.33% (TSFR1M+323bps), 8/15/39(a)(b)(c) ........... 407,215 405,433
BX Commercial Mortgage Trust ............................................
Series 2021-XL2, Class B, 6.21% (TSFR1M+111bps), 10/15/38(a)(b)(c) ........... 175,000 173,219
Series 2022-CSMO, Class C, 8.99% (TSFR1M+389bps), 6/15/27(a)(b)(c) .......... 500,000 502,497
Series 2022-CSMO, Class D, 9.43% (TSFR1M+434bps), 6/15/27(a)(b)(c) .......... 100,000 100,438
BX Trust, Series 2022-CLS, Class B, 6.30%, 10/13/27(a)(b) ........................ 250,000 235,218
BXP Trust ............................................................
Series 2021-601L, Class B, 2.87%, 1/15/44(a)(b)(d) .......................... 500,000 411,489
Series 2021-601L, Class C, 2.87%, 1/15/44(a)(b)(d) .......................... 250,000 197,677
Series 2021-601L, Class D, 2.87%, 1/15/44(a)(b)(d) .......................... 1,250,000 917,857
CAMB Commercial Mortgage Trust, Series 2021-CX2, Class A, 2.70%, 11/10/46, Callable
11/10/31 @ 100(a)(b) ................................................ 250,000 210,357
COMM Mortgage Trust ..................................................
Series 2015-PC1, Class AM, 4.29%, 7/10/50, Callable 6/10/25 @ 100(d) ........... 20,334 20,040
Series 2024-277P, Class A, 6.34%, 8/10/44(a)(b) ............................ 266,611 279,907
Series 2024-277P, Class B, 7.23%, 8/10/44(a)(b)(d) .......................... 33,326 35,127
CSMC, Series 2019-UVIL, Class A, 3.16%, 12/15/41(a)(b) ......................... 302,000 277,377

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
DBWF Mortgage Trust ...................................................
Series 2024-LCRS, Class A, 6.84% (TSFR1M+174bps), 4/15/37(a)(b)(c) ........... $ 232,143 $ 229,984
Series 2024-LCRS, Class B, 7.34% (TSFR1M+224bps), 4/15/37(a)(b)(c) ........... 250,000 247,489
GS Mortgage Securities Corp. Trust, Series 2023-SHIP, Class C, 5.69%, 9/10/38(a)(b)(d) ... 118,438 117,754
Hilton USA Trust .......................................................
Series 2016-HHV, Class B, 4.33%, 11/5/38(a)(b)(d) .......................... 350,000 343,072
Series 2016-HHV, Class C, 4.33%, 11/5/38(a)(b)(d) .......................... 200,000 195,711
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37(a)(b) ........ 541,000 534,174
Hudson Yards Mortgage Trust ..............................................
Series 2019-30HY, Class A, 3.23%, 7/10/39(a)(b) ............................ 350,000 325,065
Series 2019-30HY, Class D, 3.56%, 7/10/39(a)(b)(d) .......................... 115,000 102,432
Series 2019-55HY, Class A, 3.04%, 12/10/41(a)(b)(d) ......................... 500,000 454,842
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class A, 6.94% (TSFR1M+184bps),
9/15/41(a)(b)(c) .................................................... 761,000 760,216
ILPT Commercial Mortgage Trust ...........................................
Series 2022-LPF2, Class C, 8.59% (TSFR1M+349bps), 10/15/39(a)(b)(c) .......... 100,000 97,290
Series 2022-LPFX, Class C, 3.95%, 3/15/32(a)(b)(d) ......................... 750,000 637,126
JW Commercial Mortgage Trust, Series 2024-MRCO, Class A, 6.70% (TSFR1M+162bps),
6/15/39(a)(b)(c) .................................................... 198,627 198,326
LBA Trust, Series 2024-7IND, Class B, 6.84% (TSFR1M+174bps), 10/15/41(a)(b)(c) ...... 391,467 391,224
LEX Mortgage Trust, Series 2024-BBG, Class A, 4.87%, 10/13/33(a)(b)(d) ............. 330,875 330,354
Life BMR Mortgage Trust, Series 2022-BMR2, Class C, 7.19% (TSFR1M+209bps), 5/15/39,
Callable 5/15/25 @ 100(a)(b)(c) ........................................ 250,000 236,122
Manhattan West Mortgage Trust ............................................
Series 2020-1MW, Class A, 2.13%, 9/10/39(a)(b) ............................ 787,539 729,810
Series 2020-1MW, Class B, 2.41%, 9/10/39(a)(b)(d) .......................... 197,276 181,825
Series 2020-1MW, Class D, 2.41%, 9/10/39(a)(b)(d) .......................... 165,544 148,034
MHC Commercial Mortgage Trust ..........................................
Series 2021-MHC, Class A, 6.01% (TSFR1M+92bps), 4/15/38(a)(b)(c) ............ 209,719 208,824
Series 2021-MHC, Class D, 6.81% (TSFR1M+172bps), 4/15/38(a)(b)(c) ........... 419,438 416,619
MHP, Series 2022-MHIL, Class D, 6.71% (TSFR1M+161bps), 1/15/27(a)(b)(c) .......... 455,807 449,538
Morgan Stanley Capital I Trust .............................................
Series 2021-PLZA, Class B, 2.90%, 11/9/43(a)(b) ............................ 500,000 363,597
Series 2021-PLZA, Class C, 2.90%, 11/9/43(a)(b) ............................ 750,000 523,795
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class C, 7.49% (TSFR1M+239bps),
3/15/39(a)(b)(c) .................................................... 250,000 248,246
NRTH Mortgage Trust, Series 2024-PARK, Class A, 6.74% (TSFR1M+164bps), 3/15/39(a)(b)
(c) ............................................................. 724,000 723,489
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/15/54(a)(b) ................ 128,000 113,942
ONE Mortgage Trust, Series 2021-PARK, Class D, 6.71% (TSFR1M+161bps), 3/15/36(a)(b)
(c) ............................................................. 225,000 213,328
ORL Trust, Series 2023-GLKS, Class A, 7.45% (TSFR1M+235bps), 10/19/36(a)(b)(c) ..... 120,127 120,414
SHR Trust ............................................................
Series 2024-LXRY, Class B, 7.55% (TSFR1M+245bps), 10/15/41(a)(b)(c) .......... 376,873 376,873
Series 2024-LXRY, Class D, 8.70% (TSFR1M+360bps), 10/15/41(a)(b)(c) .......... 94,218 94,218
SLG Office Trust .......................................................
Series 2021-OVA, Class A, 2.59%, 7/15/41(a)(b) ............................ 125,000 108,312
Series 2021-OVA, Class C, 2.85%, 7/15/41(a)(b) ............................ 500,000 424,297
SREIT Trust ..........................................................
Series 2021-MFP2, Class B, 6.38% (TSFR1M+129bps), 11/15/36(a)(b)(c) .......... 500,000 496,722
Series 2021-MFP2, Class D, 6.78% (TSFR1M+168bps), 11/15/36(a)(b)(c) .......... 760,000 752,662
SUMIT Mortgage Trust, Series 2022-BVUE, Class D, 2.99%, 2/12/41, Callable 2/12/29 @
100(a)(b)(d) ....................................................... 636 426
TTAN, Series 2021-MHC, Class C, 6.56% (TSFR1M+146bps), 3/15/38(a)(b)(c) .......... 540,104 535,438
Wells Fargo Commercial Mortgage Trust ......................................
Series 2021-SAVE, Class B, 6.66% (TSFR1M+156bps), 2/15/40(a)(b)(c) ........... 200,000 197,000
Series 2021-SAVE, Class C, 7.01% (TSFR1M+191bps), 2/15/40(a)(b)(c) ........... 200,000 196,500
23,580,954
Total Collateralized Mortgage Obligations (Cost $34,560,944) 33,600,216

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Senior Secured Loans (1.5%)
Consumer Discretionary (0.4%):
Aramark Services, Inc., Term Loan B8, First Lien, 7.25% (SOFR01M+200bps), 6/24/30(c) .. $ 30,715 $ 30,761
Burlington Coat Factory Warehouse Corp, Term Loan B7, First Lien, 9/24/31(e) .......... 125,000 123,906
Carnival Corp., 2027 Term Loan, First Lien, 8.00% (SOFR01M+275bps), 8/9/27(c) ....... 53,434 53,517
Carnival Corp., 2028 Term Loan, First Lien, 8.00% (SOFR01M+275bps), 10/18/28(c) ..... 250,000 250,157
Charter Communications Operating LLC, Term B2, First Lien, 7.08% (SOFR03M+175bps),
2/1/27(c) ......................................................... 198,953 198,714
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien, 9.03%
(SOFR03M+375bps), 10/20/27(c) ....................................... 3,222 3,280
Flutter Entertainment PLC, Term B Loans, First Lien, 7.33% (SOFR03M+200bps),
11/25/30(c) ....................................................... 99,250 99,214
Four Seasons Hotels Ltd., TLB, First Lien, 6.71%, 11/30/29 ........................ 100,000 99,929
Great Outdoors Group LLC, Term B1, First Lien, 9.00% (SOFR01M+375bps), 3/6/28(c) .... 40,953 40,911
Light & Wonder International, Inc., Term B-2 Loans, First Lien, 7.33% (SOFR01M+225bps),
4/16/29(c) ........................................................ 244,403 243,966
Petco Health and Wellness Co., Inc., Initial Term Loans, First Lien, 8.58%
(SOFR03M+325bps), 3/3/28(c) ......................................... 125,000 118,690
Sotheby's, 2021 2nd Refin Term Loan, First Lien, 9.80% (SOFR03M+450bps), 1/15/27(c) ... 239,430 236,177
1,499,222
Consumer Staples (0.2%):
US Foods, Inc., Term Loan B, First Lien, 9/26/31(e) .............................. 700,000 700,875
Financials (0.6%):
Ardonagh Group Finco Pty Ltd., Syndicated Facility B (USD) Loan, First Lien, 8.53%
(SOFR06M+375bps), 2/18/31(c) ........................................ 235,423 235,572
Ardonagh Group Finco Pty Ltd., Syndicated Facility B (USD) Loan, First Lien, 8.85%
(SOFR03M+375bps), 2/18/31 .......................................... 14,577 14,586
Asplundh Tree Expert LLC, Term Loan B, First Lien, 7.00% (SOFR01M+175bps), 5/8/31(c) . 249,125 249,230
Boost Newco Borrower LLC, USD Term B-1 Loan, First Lien, 7.75% (SOFR03M+250bps),
1/31/31(c) ........................................................ 100,000 99,958
Delta 2 (Lux) S.a.r.l., Incremental TLB2, First Lien, 9/10/31(e) ...................... 100,000 99,958
Delta 2 (Lux) S.a.r.l., Term B1, First Lien, 9/10/31(e) ............................. 150,000 149,937
Focus Financial Partners LLC, Initial Term Loans, First Lien, 8.33% (SOFR01M+325bps),
9/11/31(c) ........................................................ 903,014 900,025
IRB Holding Corp., Term B, First Lien, 8.00% (SOFR01M+275bps), 12/15/27(c) ......... 67,585 67,483
Oculus Acquisition Corp., Initial Term Loan, First Lien, 8.75% (SOFR03M+350bps),
11/8/27(c) ........................................................ 469,857 470,576
OEG Borrower LLC, Amendment No.1 Term Loan, First Lien, 8.36% (SOFR03M+350bps),
6/25/31(c) ........................................................ 50,000 49,875
OneDigital Borrower LLC, Initial Term Loans, First Lien, 8.50% (SOFR01M+325bps),
6/13/31(c) ........................................................ 124,688 123,493
Truist Insurance Holdings LLC, Initial Term Loans, First Lien, 8.58% (SOFR03M+325bps),
5/6/31(c) ......................................................... 600,000 598,500
Whatabrands LLC, 2024 Term B Facility, First Lien, 8.00% (SOFR01M+275bps), 8/3/28(c) . 14,857 14,828
3,074,021
Health Care (0.1%):
R1 RCM, Inc., Initial Term Loan B, First Lien, 8.25% (SOFR01M+300bps), 6/21/29(c) ..... 248,101 248,506
Industrials (0.0%):(f)
Arcosa, Inc., Initial Term Loans, First Lien, 8/12/31(e) ............................ 150,000 149,625
Janus International Group LLC, TLB, First Lien, 7.75% (SOFR01M+250bps), 8/5/30(c) .... 47,880 47,790
MKS Instruments, Inc., 2024-1 Dollar Term B Loans, First Lien, 7.17% (SOFR01M+225bps),
8/17/29(c) ........................................................ 166,945 166,778
364,193
Information Technology (0.1%):
BCPE Pequod Buyer Inc., Term Loan, First Lien, 9/20/31(e) ........................ 150,000 149,281
Open Text Corp., TLB, First Lien, 7.50% (SOFR01M+225bps), 1/31/30(c) .............. 284,304 285,226
UKG, Inc., Initial Term Loans, First Lien, 8.55% (SOFR03M+325bps), 2/10/31(c) ........ 33,627 33,627
468,134

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Materials (0.1%):
The Chemours Co., TLB, First Lien, 8.75% (SOFR01M+350bps), 8/18/28(c) ............ $ 206,636 $ 206,441
Total Senior Secured Loans (Cost $6,549,388) 6,561,392
Corporate Bonds (17.3%)
Communication Services (1.1%):
AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100 250,000 243,488
Charter Communications Operating LLC/Charter Communications Operating Capital
5.38%, 4/1/38, Callable 10/1/37 @ 100 ................................... 250,000 228,529
4.80%, 3/1/50, Callable 9/1/49 @ 100 .................................... 110,000 83,979
Cox Communications, Inc., 5.70%, 6/15/33, Callable 3/15/33 @ 100(a) ................ 243,000 250,937
Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.88%, 8/15/27, Callable 11/4/24
@ 102.94(a) ...................................................... 542,000 531,453
Frontier Communications Holdings LLC, 6.75%, 5/1/29, Callable 11/4/24 @ 103.38(a) ..... 847,000 853,148
Gray Television, Inc., 10.50%, 7/15/29, Callable 7/15/26 @ 105.25(a) ................. 132,000 138,017
Paramount Global, 4.38%, 3/15/43 .......................................... 602,000 445,788
T-Mobile US, Inc.
3.50%, 4/15/31, Callable 4/15/26 @ 101.75 ................................ 73,000 68,768
5.50%, 1/15/55, Callable 7/15/54 @ 100 .................................. 112,000 115,918
Verizon Communications, Inc., 2.55%, 3/21/31, Callable 12/21/30 @ 100 ............... 1,016,000 907,557
Warnermedia Holdings, Inc.
4.28%, 3/15/32, Callable 12/15/31 @ 100 ................................. 575,000 510,678
5.14%, 3/15/52, Callable 9/15/51 @ 100 .................................. 91,000 70,156
WMG Acquisition Corp.
3.88%, 7/15/30, Callable 7/15/25 @ 101.94(a) .............................. 138,000 128,562
3.00%, 2/15/31, Callable 2/15/26 @ 101.5(a) ............................... 67,000 59,369
4,636,347
Consumer Discretionary (0.9%):
Acushnet Co., 7.38%, 10/15/28, Callable 10/15/25 @ 103.69(a) ...................... 162,000 170,853
Choice Hotels International, Inc., 5.85%, 8/1/34, Callable 5/1/34 @ 100 ................ 282,000 290,477
Daimler Truck Finance North America LLC
5.50%, 9/20/33(a) .................................................. 215,000 224,659
5.38%, 6/25/34, Callable 3/25/34 @ 100(a) ................................ 382,000 394,376
ERAC USA Finance LLC, 4.90%, 5/1/33, Callable 2/1/33 @ 100(a) ................... 258,000 262,650
Everi Holdings, Inc., 5.00%, 7/15/29, Callable 11/4/24 @ 102.5(a) .................... 352,000 350,499
Genuine Parts Co., 6.88%, 11/1/33, Callable 8/1/33 @ 100 ......................... 172,000 197,457
LKQ Corp., 6.25%, 6/15/33, Callable 3/15/33 @ 100 ............................. 112,000 118,805
O'Reilly Automotive, Inc., 5.00%, 8/19/34, Callable 5/19/34 @ 100 ................... 234,000 236,751
PulteGroup, Inc., 6.00%, 2/15/35 ............................................ 125,000 134,465
Royal Caribbean Cruises, Ltd., 5.63%, 9/30/31, Callable 9/30/27 @ 102.81(a) ........... 82,000 83,059
Tapestry, Inc., 7.85%, 11/27/33, Callable 8/27/33 @ 100 ........................... 747,000 808,351
Tractor Supply Co., 1.75%, 11/1/30, Callable 8/1/30 @ 100 ......................... 224,000 193,010
Vail Resorts, Inc., 6.50%, 5/15/32, Callable 5/15/27 @ 103.25(a)(g) ................... 164,000 171,398
Volkswagen Group of America Finance LLC
6.45%, 11/16/30, Callable 9/16/30 @ 100(a) ................................ 205,000 219,646
5.60%, 3/22/34, Callable 12/22/33 @ 100(a) ............................... 239,000 244,474
4,100,930
Consumer Staples (1.0%):
7-Eleven, Inc.
1.80%, 2/10/31, Callable 11/10/30 @ 100(a) ................................ 250,000 210,620
2.80%, 2/10/51, Callable 8/2/50 @ 100(a) ................................. 1,211,000 775,260
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6.50%, 2/15/28, Callable 2/15/25 @ 103.25(a) .............................. 430,000 437,772
4.88%, 2/15/30, Callable 2/15/25 @ 103.66(a) .............................. 100,000 98,359
Bimbo Bakeries USA, Inc., 5.38%, 1/9/36, Callable 10/9/35 @ 100(a) ................. 670,000 689,476
Coca-Cola Consolidated, Inc., 5.45%, 6/1/34, Callable 3/1/34 @ 100 .................. 260,000 274,008
Dollar General Corp., 5.45%, 7/5/33, Callable 4/5/33 @ 100(g) ...................... 267,000 272,009
Dollar Tree, Inc., 2.65%, 12/1/31, Callable 9/1/31 @ 100 ........................... 337,000 289,713
General Mills, Inc., 2.25%, 10/14/31, Callable 7/14/31 @ 100 ....................... 300,000 261,183
Kellanova, 4.50%, 4/1/46 ................................................. 213,000 194,052

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Kraft Heinz Foods Co., 5.00%, 6/4/42 ........................................ $ 81,000 $ 79,107
Post Holdings, Inc., 6.38%, 3/1/33, Callable 9/1/27 @ 103.19(a) ..................... 50,000 50,835
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100(a) .......................... 100,000 88,478
The J.M. Smucker Co., 6.50%, 11/15/53, Callable 5/15/53 @ 100 .................... 300,000 347,129
The Kroger Co., 5.50%, 9/15/54, Callable 3/15/54 @ 100 .......................... 388,000 390,344
4,458,345
Energy (0.8%):
Diamondback Energy, Inc., 5.75%, 4/18/54, Callable 10/18/53 @ 100 ................. 237,000 238,779
Evergy Missouri West Storm Funding I LLC, 5.10%, 12/1/38 ....................... 216,000 224,203
Harvest Midstream I LP, 7.50%, 5/15/32, Callable 5/15/27 @ 103.75(a) ................ 290,000 304,881
Helmerich & Payne, Inc., 5.50%, 12/1/34, Callable 9/1/34 @ 100(a) .................. 241,000 234,765
Hilcorp Energy I LP/Hilcorp Finance Co., 6.88%, 5/15/34, Callable 5/15/29 @ 103.44(a) ... 65,000 64,837
ONEOK, Inc., 5.15%, 10/15/43, Callable 4/15/43 @ 100 ........................... 195,000 185,320
Plains All American Pipeline LP/PAA Finance Corp.
3.80%, 9/15/30, Callable 6/15/30 @ 100 .................................. 250,000 238,333
5.70%, 9/15/34, Callable 6/15/34 @ 100 .................................. 357,000 370,979
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/1/34, Callable 7/1/34 @ 100(a) ... 235,000 237,420
Venture Global LNG, Inc., 9.88%, 2/1/32, Callable 2/1/27 @ 104.94(a) ................ 41,000 45,562
Viper Energy, Inc.
5.38%, 11/1/27, Callable 10/21/24 @ 101.79(a) ............................. 638,000 636,634
7.38%, 11/1/31, Callable 11/1/26 @ 103.69(a) .............................. 513,000 542,530
3,324,243
Financials (6.5%):
American Express Co., 5.28% (SOFR+142bps), 7/26/35, Callable 7/26/34 @ 100(c) ....... 631,000 657,075
Aon Corp./Aon Global Holdings PLC, 5.35%, 2/28/33, Callable 11/28/32 @ 100 ......... 220,000 229,971
Aretec Group, Inc., 10.00%, 8/15/30, Callable 10/15/26 @ 105(a) .................... 100,000 106,543
Arthur J. Gallagher & Co., 5.45%, 7/15/34, Callable 4/15/34 @ 100 ................... 357,000 371,948
Bank of America Corp., 2.48% (H15T5Y+120bps), 9/21/36, Callable 9/21/31 @ 100(c) .... 900,000 759,580
Blackstone Private Credit Fund
2.63%, 12/15/26, Callable 11/15/26 @ 100 ................................. 132,000 124,802
3.25%, 3/15/27, Callable 2/15/27 @ 100 .................................. 350,000 333,459
Blue Owl Credit Income Corp., 5.50%, 3/21/25 ................................. 500,000 499,352
Blue Owl Finance LLC
3.13%, 6/10/31, Callable 3/10/31 @ 100(a) ................................ 87,000 76,277
6.25%, 4/18/34, Callable 1/18/34 @ 100(a) ................................ 236,000 247,104
Boost Newco Borrower LLC, 7.50%, 1/15/31, Callable 1/15/27 @ 103.75(a) ............ 1,232,000 1,321,585
Brown & Brown, Inc.
4.20%, 3/17/32, Callable 12/17/31 @ 100 ................................. 121,000 116,001
5.65%, 6/11/34, Callable 3/11/34 @ 100 .................................. 545,000 571,546
Citizens Bank NA, 6.06% (SOFR+145bps), 10/24/25, Callable 9/23/25 @ 100(c) ......... 250,000 249,370
Citizens Financial Group, Inc.
5.65% (H15T5Y+531bps), Callable 10/6/25 @ 100(c)(h) ...................... 1,311,000 1,304,492
2.64%, 9/30/32, Callable 7/2/32 @ 100 ................................... 500,000 412,990
Enstar Finance LLC, 5.75% (H15T5Y+547bps), 9/1/40, Callable 9/1/25 @ 100(c) ........ 1,244,000 1,228,493
F&G Global Funding, 2.00%, 9/20/28(a) ...................................... 250,000 222,757
Fifth Third Bancorp, 4.50% (H15T5Y+422bps), Callable 9/30/25 @ 100(c)(h) ........... 412,000 407,071
First Citizens Bancshares, Inc., 3.38% (TSFR3M+247bps), 3/15/30, Callable 3/15/25 @ 100(c) 113,000 111,001
Fiserv, Inc., 5.15%, 8/12/34, Callable 5/12/34 @ 100 ............................. 231,000 236,673
Focus Financial Partners LLC, 6.75%, 9/15/31, Callable 9/15/27 @ 103.38(a) ............ 17,000 17,131
Global Atlantic Fin Co.
3.13%, 6/15/31, Callable 3/15/31 @ 100(a) ................................ 250,000 219,514
7.95%, 6/15/33, Callable 3/15/33 @ 100(a) ................................ 274,000 312,942
Global Payments, Inc.
4.15%, 8/15/49, Callable 2/15/49 @ 100 .................................. 474,000 382,098
5.95%, 8/15/52, Callable 2/15/52 @ 100 .................................. 162,000 166,869
HUB International Ltd., 7.25%, 6/15/30, Callable 6/15/26 @ 103.63(a) ................ 31,000 32,320
Huntington Bancshares, Inc., 2.49% (H15T5Y+117bps), 8/15/36, Callable 8/15/31 @ 100(c) . 500,000 406,373
Janus Henderson US Holdings, Inc.
4.88%, 8/1/25, Callable 5/1/25 @ 100 .................................... 877,000 876,094
5.45%, 9/10/34, Callable 6/10/34 @ 100(a) ................................ 774,000 770,422
Jefferies Financial Group, Inc., 6.20%, 4/14/34, Callable 1/14/34 @ 100 ................ 136,000 145,609

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
JPMorgan Chase & Co.
2.96% (SOFR+126bps), 1/25/33, Callable 1/25/32 @ 100(c) .................... $ 232,000 $ 208,613
5.77% (SOFR+149bps), 4/22/35, Callable 4/22/34 @ 100(c) .................... 136,000 146,443
KeyCorp.
4.79% (SOFRINDX+206bps), 6/1/33, Callable 6/1/32 @ 100, MTN(c) ............ 200,000 195,837
6.40% (SOFRINDX+242bps), 3/6/35, Callable 3/6/34 @ 100(c) ................. 274,000 297,744
Lazard Group LLC, 6.00%, 3/15/31, Callable 1/15/31 @ 100 ........................ 22,000 23,199
M&T Bank Corp., 5.75%, 10/1/24 ........................................... 300,000 300,000
Markel Group, Inc., 6.00% (H15T5Y+566bps), Callable 6/1/25 @ 100(c)(h) ............. 414,000 413,434
MetLife, Inc., 9.25%, 4/8/38, Callable 4/8/33 @ 100(a) ............................ 470,000 560,147
Metropolitan Life Global Funding I, 2.40%, 1/11/32(a) ............................ 500,000 433,595
Morgan Stanley
5.32% (SOFR+156bps), 7/19/35, Callable 7/19/34 @ 100(c) .................... 366,000 380,267
2.48% (SOFR+136bps), 9/16/36, Callable 9/16/31 @ 100(c) .................... 560,000 468,683
New York Life Global Funding, 1.85%, 8/1/31(a) ................................ 1,700,000 1,452,025
Northern Trust Corp., 6.13%, 11/2/32, Callable 8/2/32 @ 100 ....................... 213,000 235,140
Penske Truck Leasing Co. LP/PTL Finance Corp., 6.20%, 6/15/30, Callable 4/15/30 @ 100(a) 257,000 277,361
PPL Capital Funding, Inc., 5.25%, 9/1/34, Callable 6/1/34 @ 100 ..................... 165,000 169,857
Regions Financial Corp., 5.75% (H15T5Y+543bps), Callable 6/15/25 @ 100(c)(h) ........ 357,000 355,578
Ryan Specialty LLC, 5.88%, 8/1/32, Callable 8/1/27 @ 102.94(a) .................... 67,000 68,099
Santander Holdings USA, Inc.
5.35% (SOFR+194bps), 9/6/30, Callable 9/6/29 @ 100(c) ...................... 432,000 436,761
6.34% (SOFR+214bps), 5/31/35, Callable 5/31/34 @ 100(c) .................... 410,000 430,153
State Street Corp.
4.16% (SOFR+173bps), 8/4/33, Callable 8/4/32 @ 100(c) ...................... 750,000 730,217
6.12% (SOFR+196bps), 11/21/34, Callable 11/21/33 @ 100(c) .................. 604,000 658,693
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100(c) . 500,000 475,605
The Bank of New York Mellon Corp.
4.70% (H15T5Y+436bps), Callable 9/20/25 @ 100(c)(h) ...................... 687,000 682,218
5.19% (SOFR+142bps), 3/14/35, Callable 3/14/34 @ 100(c) .................... 207,000 214,932
5.61% (SOFR+177bps), 7/21/39, Callable 7/21/34 @ 100(c) .................... 361,000 379,236
The Charles Schwab Corp.
5.38% (H15T5Y+497bps), Callable 6/1/25 @ 100(c)(h) ....................... 1,389,000 1,387,583
5.85% (SOFR+250bps), 5/19/34, Callable 5/19/33 @ 100(c) .................... 415,000 444,379
The Goldman Sachs Group, Inc., 5.85% (SOFR+155bps), 4/25/35, Callable 4/25/34 @ 100(c) 384,000 412,672
The Huntington National Bank, 5.50% (TSFR3M+535bps), 5/6/30, Callable 5/6/25 @ 100(c) 750,000 736,602
The PNC Financial Services Group, Inc., 5.68% (SOFR+190bps), 1/22/35, Callable 1/22/34 @
100(c) ........................................................... 150,000 159,086
Truist Financial Corp.
4.95% (H15T5Y+461bps), Callable 9/1/25 @ 100(c)(h) ....................... 1,107,150 1,100,963
5.10% (H15T10Y+435bps), Callable 3/1/30 @ 100(c)(h) ...................... 8,000 7,884
7.16% (SOFR+245bps), 10/30/29, Callable 10/30/28 @ 100, MTN(c) ............. 30,000 32,901
U.S. Bancorp, 4.97% (SOFR+211bps), 7/22/33, Callable 7/22/32 @ 100(c) ............. 493,000 492,035
Willis North America, Inc.
5.35%, 5/15/33, Callable 2/15/33 @ 100 .................................. 355,000 365,191
5.90%, 3/5/54, Callable 9/5/53 @ 100 .................................... 444,000 464,800
28,515,395
Health Care (0.9%):
Agilent Technologies, Inc., 4.75%, 9/9/34, Callable 6/9/34 @ 100 .................... 235,000 234,521
Alcon Finance Corp., 5.75%, 12/6/52, Callable 6/6/52 @ 100(a) ..................... 673,000 723,180
Amgen, Inc., 3.00%, 1/15/52, Callable 7/15/51 @ 100 ............................. 350,000 247,059
Bio-Rad Laboratories, Inc., 3.70%, 3/15/32, Callable 12/15/31 @ 100 ................. 125,000 115,811
CVS Health Corp., 5.63%, 2/21/53, Callable 8/21/52 @ 100 ........................ 364,000 359,148
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100 .................... 421,000 386,524
GE HealthCare Technologies, Inc., 5.91%, 11/22/32, Callable 8/22/32 @ 100 ............ 350,000 378,974
HCA, Inc.
5.60%, 4/1/34, Callable 1/1/34 @ 100 .................................... 267,000 278,244
5.25%, 6/15/49, Callable 12/15/48 @ 100 ................................. 62,000 58,931
Health Care Service Corp. A Mutual Legal Reserve Co., 5.88%, 6/15/54, Callable 12/15/53 @
100(a) ........................................................... 265,000 280,010
Solventum Corp., 5.60%, 3/23/34, Callable 12/23/33 @ 100(a) ...................... 247,000 255,853
Tenet Healthcare Corp., 4.38%, 1/15/30, Callable 12/1/24 @ 102.19 ................... 50,000 47,997

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Universal Health Services, Inc.
2.65%, 1/15/32, Callable 10/15/31 @ 100 ................................. $ 37,000 $ 31,870
5.05%, 10/15/34, Callable 7/15/34 @ 100 ................................. 241,000 236,586
Zimmer Biomet Holdings, Inc., 5.20%, 9/15/34, Callable 6/15/34 @ 100 ............... 334,000 340,002
3,974,710
Industrials (3.0%):
American Airlines Pass Through Trust
4.95%, 2/15/25 .................................................... 60,210 59,803
3.70%, 10/15/25 .................................................... 237,591 231,333
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(a) ................ 424,173 423,624
Aon North America, Inc., 5.75%, 3/1/54, Callable 9/1/53 @ 100 ..................... 290,000 306,998
Concentrix Corp., 6.85%, 8/2/33, Callable 5/2/33 @ 100(g) ......................... 299,000 309,684
Delta Air Lines Pass Through Trust, 2.50%, 6/10/28 .............................. 102,170 96,124
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(a) ......................... 785,243 783,936
Esab Corp., 6.25%, 4/15/29, Callable 4/15/26 @ 103.13(a) ......................... 34,000 34,964
Extra Space Storage LP, 5.35%, 1/15/35, Callable 10/15/34 @ 100 .................... 268,000 273,980
GXO Logistics, Inc.
2.65%, 7/15/31, Callable 4/15/31 @ 100 .................................. 98,000 83,521
6.50%, 5/6/34, Callable 2/6/34 @ 100 .................................... 762,000 810,904
HEICO Corp., 5.35%, 8/1/33, Callable 5/1/33 @ 100 ............................. 173,000 179,785
Kennametal, Inc., 4.63%, 6/15/28, Callable 3/15/28 @ 100 ......................... 175,000 175,493
MasTec, Inc., 5.90%, 6/15/29, Callable 5/15/29 @ 100 ............................ 190,000 197,909
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27,
Callable 11/4/24 @ 101.63(a) .......................................... 1,300,468 1,316,681
Regal Rexnord Corp., 6.40%, 4/15/33, Callable 1/15/33 @ 100 ...................... 893,000 954,425
Resideo Funding, Inc., 6.50%, 7/15/32, Callable 7/15/27 @ 103.25(a) ................. 162,000 166,479
RXO, Inc., 7.50%, 11/15/27, Callable 11/15/24 @ 103.75(a) ........................ 832,000 858,296
Southwest Airlines Co., 2.63%, 2/10/30, Callable 11/10/29 @ 100(g) .................. 347,000 314,177
Spirit AeroSystems, Inc.
9.38%, 11/30/29, Callable 11/30/25 @ 104.69(a) ............................ 393,000 426,528
9.75%, 11/15/30, Callable 11/15/26 @ 104.88(a) ............................ 879,000 980,471
The Boeing Co.
6.88%, 3/15/39 .................................................... 1,250,000 1,350,527
5.81%, 5/1/50, Callable 11/1/49 @ 100 ................................... 1,172,000 1,132,338
6.86%, 5/1/54, Callable 11/1/53 @ 100(a) ................................. 281,000 308,189
The Timken Co., 4.13%, 4/1/32, Callable 1/1/32 @ 100 ............................ 265,000 254,464
Uber Technologies, Inc., 6.25%, 1/15/28, Callable 10/15/24 @ 101.56(a) ............... 462,000 467,092
United Airlines Pass Through Trust
4.00%, 4/11/26 ..................................................... 507,367 498,032
5.88%, 2/15/37 .................................................... 133,000 137,130
United Rentals North America, Inc., 6.13%, 3/15/34, Callable 3/15/29 @ 103.06(a) ........ 103,000 106,422
13,239,309
Information Technology (0.9%):
Atlassian Corp., 5.50%, 5/15/34, Callable 2/15/34 @ 100 .......................... 519,000 542,767
Booz Allen Hamilton, Inc., 5.95%, 8/4/33, Callable 5/4/33 @ 100 .................... 119,000 127,250
Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32 @ 100(a) ........................ 83,000 71,071
Cadence Design Systems, Inc., 4.70%, 9/10/34, Callable 6/10/34 @ 100 ................ 461,000 463,527
Crowdstrike Holdings, Inc., 3.00%, 2/15/29, Callable 10/15/24 @ 101.5 ................ 265,000 245,216
Foundry JV Holdco LLC, 6.40%, 1/25/38, Callable 10/25/37 @ 100(a) ................ 128,000 134,743
Hewlett Packard Enterprise Co., 5.00%, 10/15/34, Callable 7/15/34 @ 100 .............. 240,000 237,651
Oracle Corp.
3.85%, 7/15/36, Callable 1/15/36 @ 100 .................................. 459,000 414,813
3.60%, 4/1/50, Callable 10/1/49 @ 100 ................................... 4,000 3,044
Qorvo, Inc., 3.38%, 4/1/31, Callable 4/1/26 @ 101.69(a) ........................... 57,000 51,034
Roper Technologies, Inc., 4.90%, 10/15/34, Callable 7/15/34 @ 100 ................... 388,000 390,588
Trimble, Inc., 6.10%, 3/15/33, Callable 12/15/32 @ 100 ........................... 246,000 265,622
TSMC Arizona Corp., 2.50%, 10/25/31, Callable 7/25/31 @ 100 ..................... 500,000 441,358
UKG, Inc., 6.88%, 2/1/31, Callable 2/1/27 @ 103.44(a) ............................ 168,000 173,662
VMware LLC, 2.20%, 8/15/31, Callable 5/15/31 @ 100 ........................... 550,000 472,493
Western Digital Corp., 3.10%, 2/1/32, Callable 11/1/31 @ 100 ....................... 161,000 138,704
4,173,543

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Materials (0.6%):
Amcor Flexibles North America, Inc., 2.69%, 5/25/31, Callable 2/25/31 @ 100 ........... $ 420,000 $ 371,313
AptarGroup, Inc., 3.60%, 3/15/32, Callable 12/15/31 @ 100 ........................ 101,000 92,139
LYB International Finance III LLC, 3.38%, 10/1/40, Callable 4/1/40 @ 100 ............. 123,000 97,154
Panther Escrow Issuer LLC, 7.13%, 6/1/31, Callable 6/1/27 @ 103.56(a) ............... 91,000 95,404
Reliance, Inc., 6.85%, 11/15/36 ............................................. 269,000 307,251
Solvay Finance America LLC, 5.85%, 6/4/34, Callable 3/4/34 @ 100(a) ................ 195,000 204,755
Sonoco Products Co., 5.00%, 9/1/34, Callable 6/1/34 @ 100 ........................ 544,000 536,599
The Dow Chemical Co., 6.90%, 5/15/53, Callable 11/15/52 @ 100 .................... 131,000 156,694
The Sherwin-Williams Co., 4.80%, 9/1/31, Callable 7/1/31 @ 100 .................... 134,000 136,642
Vulcan Materials Co.
3.50%, 6/1/30, Callable 3/1/30 @ 100 .................................... 58,000 55,491
4.50%, 6/15/47, Callable 12/15/46 @ 100 ................................. 505,000 453,619
2,507,061
Real Estate (1.1%):
Alexandria Real Estate Equities, Inc., 3.55%, 3/15/52, Callable 9/15/51 @ 100 ........... 825,000 605,192
American Assets Trust LP, 6.15%, 10/1/34, Callable 7/1/34 @ 100 .................... 241,000 243,692
American Tower Trust #1, 5.49%, 3/15/28, Callable 3/15/27 @ 100(a) ................. 260,000 265,045
Boston Properties LP, 2.45%, 10/1/33, Callable 7/1/33 @ 100(g) ..................... 300,000 240,154
CBRE Services, Inc.
2.50%, 4/1/31, Callable 1/1/31 @ 100 .................................... 154,000 134,610
5.95%, 8/15/34, Callable 5/15/34 @ 100 .................................. 108,000 115,939
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100(a) ...................... 228,000 205,235
Crown Castle, Inc., 2.90%, 4/1/41, Callable 10/1/40 @ 100 ......................... 264,000 195,889
EPR Properties, 3.60%, 11/15/31, Callable 8/15/31 @ 100 .......................... 181,000 161,466
GLP Capital LP/GLP Financing II, Inc., 5.63%, 9/15/34, Callable 6/15/34 @ 100 ......... 435,000 444,634
Regency Centers LP, 5.10%, 1/15/35, Callable 10/15/34 @ 100 ...................... 234,000 238,104
SBA Tower Trust
2.84%, 1/15/25, Callable 11/4/24 @ 100(a) ................................ 163,000 161,829
6.60%, 1/15/28, Callable 1/15/27 @ 100(a) ................................ 211,000 219,582
4.83%, 10/15/29, Callable 10/15/27 @ 100(a) ............................... 688,000 684,250
2.59%, 10/15/31(a) .................................................. 500,000 427,222
Service Properties Trust, 8.88%, 6/15/32, Callable 6/15/27 @ 104.44 .................. 182,000 173,641
The NHP Foundation, 6.00%, 12/1/33, Callable 6/1/33 @ 100 ....................... 179,000 195,241
VICI Properties LP/VICI Note Co., Inc., 4.13%, 8/15/30, Callable 2/15/25 @ 102.06(a) .... 32,000 30,365
4,742,090
Utilities (0.5%):
Black Hills Corp., 6.00%, 1/15/35, Callable 10/15/34 @ 100 ........................ 133,000 141,726
CMS Energy Corp., 4.75% (H15T5Y+412bps), 6/1/50, Callable 3/1/30 @ 100(c) ......... 129,000 123,654
DTE Energy Co., 5.85%, 6/1/34, Callable 3/1/34 @ 100 ........................... 81,000 86,987
Duke Energy Corp., 5.45%, 6/15/34, Callable 3/15/34 @ 100 ....................... 365,000 381,187
Duke Energy Progress SC Storm Funding LLC, 5.40%, 3/1/44 ....................... 177,000 186,874
Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100(a) .............. 100,000 86,112
Entergy Corp., 2.40%, 6/15/31, Callable 3/5/31 @ 100 ............................ 125,000 108,866
Entergy Louisiana LLC, 5.15%, 9/15/34, Callable 6/15/34 @ 100 .................... 673,000 694,038
Essex Portfolio LP, 5.50%, 4/1/34, Callable 1/1/34 @ 100 .......................... 344,000 357,367
Interstate Power and Light Co., 4.95%, 9/30/34, Callable 6/30/34 @ 100 ............... 201,000 204,128
2,370,939
Total Corporate Bonds (Cost $75,321,596) 76,042,912
Yankee Dollars (5.2%)
Communication Services (0.0%):(f)
Rogers Communications, Inc., 3.80%, 3/15/32, Callable 12/15/31 @ 100 ............... 75,000 69,604
Zegona Finance PLC, 8.63%, 7/15/29, Callable 7/15/26 @ 104.31(a) .................. 68,000 72,526
142,130
Consumer Discretionary (0.4%):
Carnival Corp., 7.00%, 8/15/29, Callable 8/15/26 @ 103.5(a) ....................... 386,000 410,151
Flutter Treasury Designated Activity Co., 6.38%, 4/29/29, Callable 4/15/26 @ 103.19(a) .... 373,000 386,236
NCL Corp. Ltd., 5.88%, 3/15/26, Callable 12/15/25 @ 100(a) ....................... 835,000 835,158

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Nissan Motor Co. Ltd., 4.81%, 9/17/30, Callable 6/17/30 @ 100(a) ................... $ 100,000 $ 94,710
1,726,255
Consumer Staples (0.4%):
Alimentation Couche-Tard, Inc., 5.27%, 2/12/34, Callable 11/12/33 @ 100(a) ............ 388,000 395,429
Bacardi Ltd./Bacardi-Martini BV, 5.40%, 6/15/33, Callable 3/15/33 @ 100(a) ............ 288,000 293,582
Becle SAB de CV, 2.50%, 10/14/31, Callable 7/14/31 @ 100(a) ...................... 1,000,000 832,778
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
6.75%, 3/15/34, Callable 12/15/33 @ 100(a) ............................... 33,000 36,554
6.50%, 12/1/52, Callable 6/1/52 @ 100 ................................... 17,000 18,122
1,576,465
Energy (0.1%):
Aker BP ASA, 5.13%, 10/1/34, Callable 7/1/34 @ 100(a) .......................... 344,000 339,668
Enbridge, Inc., 5.63%, 4/5/34, Callable 1/5/34 @ 100 ............................. 201,000 211,158
550,826
Financials (3.1%):
1375209 BC Ltd., 9.00%, 1/30/28, Callable 10/15/24 @ 100(a) ...................... 1,802,000 1,785,686
Allianz SE, 6.35% (H15T5Y+323bps), 9/6/53, Callable 3/6/33 @ 100(a)(c) ............. 300,000 326,050
Ardonagh Finco Ltd., 7.75%, 2/15/31, Callable 2/15/27 @ 103.88(a) .................. 1,109,000 1,147,104
Avolon Holdings Funding Ltd., 2.75%, 2/21/28, Callable 12/21/27 @ 100(a) ............ 190,000 177,278
Banco Santander SA, 6.92%, 8/8/33 ......................................... 200,000 221,062
Bank of Montreal, 3.09% (H15T5Y+140bps), 1/10/37, Callable 1/10/32 @ 100(c) ........ 600,000 519,233
Barclays PLC, 3.56% (H15T5Y+290bps), 9/23/35, Callable 9/23/30 @ 100(c) ........... 750,000 681,775
BBVA Bancomer SA
8.45% (H15T5Y+466bps), 6/29/38, Callable 6/29/33 @ 100(a) .................. 116,000 126,473
8.13% (H15T5Y+421bps), 1/8/39, Callable 1/8/34 @ 100(a)(c) .................. 252,000 266,653
BNP Paribas SA, 5.74% (SOFR+188bps), 2/20/35, Callable 2/20/34 @ 100(a)(c)(g) ....... 70,000 74,156
BP Capital Markets PLC, 4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100(c)(h) ........ 52,000 51,473
Brookfield Finance, Inc., 5.68%, 1/15/35, Callable 10/15/34 @ 100 ................... 228,000 239,105
Credit Agricole SA, 6.25% (SOFR+267bps), 1/10/35, Callable 1/10/34 @ 100(a)(c) ....... 50,000 53,438
Deutsche Bank AG
3.74% (SOFR+226bps), 1/7/33, Callable 10/7/31 @ 100(c) ..................... 159,000 139,176
5.40% (SOFR+205bps), 9/11/35, Callable 9/11/34 @ 100(c) .................... 235,000 236,676
HSBC Holdings PLC, 8.11% (SOFR+425bps), 11/3/33, Callable 11/3/32 @ 100(c) ........ 50,000 59,528
ING Groep NV, 6.11% (SOFR+209bps), 9/11/34, Callable 9/11/33 @ 100(c) ............ 182,000 198,487
Lloyds Banking Group PLC
3.75% (H15T1Y+180bps), 3/18/28, Callable 3/18/27 @ 100(c) .................. 250,000 246,202
7.95% (H15T1Y+375bps), 11/15/33, Callable 8/15/32 @ 100(c) ................. 152,000 177,746
Macquarie Airfinance Holdings Ltd.
5.15%, 3/17/30, Callable 2/17/30 @ 100(a) ................................ 221,000 221,338
6.50%, 3/26/31, Callable 1/26/31 @ 100(a) ................................ 732,000 771,961
Mizuho Financial Group, Inc.
2.56%, 9/13/31 .................................................... 500,000 427,968
5.58% (H15T1Y+130bps), 5/26/35, Callable 5/26/34 @ 100(c) .................. 227,000 239,625
QBE Insurance Group Ltd., 5.88% (H15T5Y+551bps), Callable 5/12/25 @ 100(a)(c)(h) .... 1,459,000 1,455,736
Royal Bank of Canada, 5.15%, 2/1/34 ........................................ 280,000 291,090
Societe Generale SA
3.34% (H15T1Y+160bps), 1/21/33, Callable 1/21/32 @ 100(a)(c) ................ 500,000 439,457
4.03% (H15T1Y+190bps), 1/21/43, Callable 1/21/42 @ 100(a)(c) ................ 250,000 185,732
The Bank of Nova Scotia, 4.90% (H15T5Y+455bps), Callable 6/4/25 @ 100(c)(h) ........ 1,615,000 1,596,047
The Toronto-Dominion Bank, 5.15% (H15T5Y+150bps), 9/10/34, Callable 9/10/29 @ 100(c) 454,000 459,342
UBS Group AG, 3.09% (SOFR+173bps), 5/14/32, Callable 5/14/31 @ 100(a)(c) .......... 500,000 450,244
Westpac Banking Corp., 3.02% (H15T5Y+153bps), 11/18/36, Callable 11/18/31 @ 100(c) .. 500,000 434,120
13,699,961
Health Care (0.1%):
STERIS Irish FinCo Unlimited Co., 2.70%, 3/15/31, Callable 12/15/30 @ 100 ........... 400,000 356,275
Industrials (0.3%):
Aircastle Ltd.
5.25% (H15T5Y+441bps), Callable 6/15/26 @ 100(a)(c)(h) .................... 146,000 144,950
6.50%, 7/18/28, Callable 6/18/28 @ 100(a) ................................ 182,000 190,718

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 11.00%, 4/15/29,
Callable 10/16/24 @ 100(a) ........................................... $ 422,845 $ 424,438
LG Energy Solution Ltd., 5.50%, 7/2/34(a) ..................................... 437,000 449,088
nVent Finance SARL, 5.65%, 5/15/33, Callable 2/15/33 @ 100 ...................... 162,000 168,332
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 9.50%, 6/1/28, Callable 6/1/25
@ 104.75(a)(g) .................................................... 48,000 46,866
1,424,392
Information Technology (0.3%):
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100(a) ........................ 411,000 433,715
SK Hynix, Inc., 6.50%, 1/17/33(a) ........................................... 722,000 795,180
1,228,895
Materials (0.1%):
ArcelorMittal SA, 6.80%, 11/29/32, Callable 8/29/32 @ 100 ........................ 125,000 139,421
Yara International ASA, 7.38%, 11/14/32, Callable 8/14/32 @ 100(a) .................. 50,000 56,561
195,982
Real Estate (0.4%):
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31, Callable 7/15/31 @
100(a) ........................................................... 2,051,000 1,763,183
Utilities (0.0%):(f)
GENM Capital Labuan Ltd., 3.88%, 4/19/31, Callable 1/19/31 @ 100(a) ............... 200,000 181,634
Total Yankee Dollars (Cost $22,997,743) 22,845,998
Municipal Bonds (3.6%)
California (0.0%):(f)
California Infrastructure & Economic Development Bank Revenue, Series B, 6.03%, 7/1/38 . 110,000 114,531
Colorado (0.2%):
Colorado Housing and Finance Authority Revenue
5.28%, 11/1/39, Continuously Callable @102 ............................... 125,000 127,478
Series C1, 5.66%, 11/1/39, Continuously Callable @100 ....................... 645,000 668,785
796,263
Connecticut (0.1%):
Connecticut Housing Finance Authority Revenue, Series C2, 5.81%, 11/15/39, Continuously
Callable @100 ..................................................... 320,000 332,963
Florida (1.0%):
Florida Housing Finance Corp. Revenue
5.07%, 7/1/39, Continuously Callable @100 ............................... 45,000 44,813
Series 4, 5.67%, 7/1/39, Continuously Callable @100 ......................... 295,000 305,639
Series 4, 5.88%, 7/1/44, Continuously Callable @100 ......................... 195,000 201,161
State Board of Administration Finance Corp. Revenue, Series A, 5.53%, 7/1/34, Continuously
Callable @100 ..................................................... 3,430,000 3,614,800
4,166,413
Illinois (0.1%):
City of Kankakee, GO (INS - Build America Mutual Assurance Co.), 5.28%, 12/1/36,
Continuously Callable @100 ........................................... 65,000 66,526
Illinois Housing Development Authority Revenue, Series F, 5.44%, 10/1/39, Continuously
Callable @100 ..................................................... 250,000 254,358
320,884
Louisiana (0.2%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue, Series A, 4.48%, 8/1/39 ....................................... 906,000 893,263
Maryland (0.0%):(f)
Maryland Economic Development Corp. Revenue, 5.07%, 11/30/34 ................... 65,000 66,240

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Massachusetts (0.0%):(f)
Massachusetts Housing Finance Agency Revenue, Series 238, 4.94%, 12/1/39, Continuously
Callable @100 ..................................................... $ 150,000 $ 147,939
Minnesota (0.3%):
Minnesota Housing Finance Agency Revenue
Series D, 5.58%, 8/1/39, Continuously Callable @100 ........................ 90,000 93,224
Series J, 5.62%, 7/1/39, Continuously Callable @100 ......................... 185,000 191,081
Series M, 5.73%, 7/1/39, Continuously Callable @100 ........................ 355,000 367,560
Series M, 5.92%, 7/1/44, Continuously Callable @100 ........................ 330,000 338,582
Series P, 5.39%, 7/1/39, Continuously Callable @100 ......................... 470,000 478,668
1,469,115
Montana (0.1%):
Montana Facility Finance Authority Revenue, 2.44%, 8/15/31 ....................... 250,000 219,272
Nevada (0.1%):
Nevada Housing Division Revenue
Series D, 5.79%, 10/1/35, Continuously Callable @100 ........................ 255,000 270,007
Series F, 5.13%, 10/1/39, Continuously Callable @100 ........................ 170,000 169,049
439,056
New Jersey (0.0%):(f)
New Jersey Housing & Mortgage Finance Agency Revenue
Series L, 5.64%, 10/1/34, Continuously Callable @100 ........................ 30,000 31,348
Series L, 5.71%, 10/1/35, Continuously Callable @100 ........................ 40,000 41,770
73,118
New York (0.2%):
New York City Housing Development Corp. Revenue
3.76%, 1/1/29 ..................................................... 250,000 244,909
Series C, 5.71%, 11/1/39, Continuously Callable @100 ........................ 265,000 275,783
Series C, 5.90%, 11/1/44, Continuously Callable @100 ........................ 225,000 233,881
New York City Transitional Finance Authority Revenue, Series G-3, 5.11%, 5/1/36,
Continuously Callable @100 ........................................... 225,000 233,254
987,827
North Carolina (0.1%):
North Carolina Housing Finance Agency Revenue
Series 54-B, 5.60%, 7/1/39, Continuously Callable @100 ...................... 130,000 134,859
Series 54-B, 5.81%, 7/1/44, Continuously Callable @100 ...................... 325,000 334,874
469,733
Ohio (0.0%):(f)
Columbus Metropolitan Housing Authority Revenue, 5.38%, 9/1/28, Continuously Callable
@100 ........................................................... 130,000 133,110
University of Cincinnati Revenue, Series B, 5.53%, 6/1/40, Continuously Callable @100 ... 65,000 68,910
202,020
Oregon (0.0%):(f)
State of Oregon, GO, Series B, 5.36%, 5/1/39, Continuously Callable @100 ............. 190,000 202,231
Pennsylvania (0.1%):
Pennsylvania Housing Finance Agency Revenue
Series 145B, 5.71%, 10/1/39, Continuously Callable @100 ..................... 195,000 202,452
Series 146B, 5.56%, 10/1/39, Continuously Callable @100 ..................... 65,000 66,923
269,375
Rhode Island (0.2%):
Rhode Island Housing & Mortgage Finance Corp. Revenue
5.71%, 10/1/39, Continuously Callable @100 ............................... 200,000 207,238
5.89%, 10/1/44, Continuously Callable @100 ............................... 330,000 340,072
Series G-3, 4.93%, 10/1/39, Continuously Callable @100 ...................... 275,000 271,183
818,493
South Carolina (0.4%):
Charleston County Airport District Revenue
Series C, 4.58%, 7/1/33 .............................................. 750,000 750,721
Series C, 4.63%, 7/1/34 .............................................. 730,000 730,882
County of Charleston SC Revenue, 1.92%, 12/1/29 ............................... 250,000 224,847
Greenville-Spartanburg Airport District Revenue
Series B, 5.06%, 7/1/34 .............................................. 15,000 15,238

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Series B, 5.11%, 7/1/35, Continuously Callable @100 ......................... $ 20,000 $ 20,301
1,741,989
Tennessee (0.1%):
Metropolitan Government Nashville & Davidson County Sports Authority Revenue, Series D,
5.27%, 7/1/35 ..................................................... 75,000 79,916
Tennessee Housing Development Agency Revenue, Series 2B, 5.65%, 7/1/39, Continuously
Callable @100 ..................................................... 190,000 196,649
276,565
Texas (0.1%):
Texas Department of Housing & Community Affairs Revenue
Series D, 5.55%, 1/1/39, Continuously Callable @100 ........................ 65,000 66,992
Series D, 5.73%, 1/1/44, Continuously Callable @100 ........................ 65,000 66,508
Texas Water Development Board Revenue, Series B, 4.31%, 10/15/34 ................. 150,000 150,247
University of Houston Revenue, Series B, 4.86%, 2/15/37, Continuously Callable @100 .... 25,000 25,583
309,330
Utah (0.1%):
Utah Housing Corp. Revenue
Series F, 5.61%, 7/1/36, Continuously Callable @100 ......................... 115,000 120,053
Series F, 5.69%, 7/1/39, Continuously Callable @100 ......................... 355,000 368,152
488,205
Virginia (0.1%):
Virginia Housing Development Authority Revenue
5.31%, 10/1/39, Continuously Callable @100 ............................... 300,000 304,305
Series B, 5.66%, 10/1/39, Continuously Callable @100 ........................ 320,000 332,340
636,645
West Virginia (0.1%):
West Virginia Housing Development Fund Revenue
Series C, 5.83%, 11/1/39, Continuously Callable @100 ........................ 115,000 120,438
Series C, 6.02%, 11/1/44, Continuously Callable @100 ........................ 130,000 135,108
255,546
Total Municipal Bonds (Cost $15,292,325) 15,697,016
U.S. Government Agency Mortgages (12.0%)
Farm Credit Bank of Texas
Series 4, 5.70% (H15T5Y+542bps), (a)(c)(h) ............................... 1,122,000 1,122,761
Federal Farm Credit Banks Funding Corporation
5.58%, 8/19/32 .................................................... 167,000 167,189
6.00%, 6/5/34 ..................................................... 325,000 326,696
2.55%, 12/21/34 .................................................... 309,000 259,949
2.20%, 9/2/36 ..................................................... 795,000 619,830
5.60%, 8/5/39 ..................................................... 333,000 339,337
6.19%, 6/17/44 .................................................... 381,000 382,886
2,095,887
Federal Home Loan Banks
5.65%, 7/30/31 .................................................... 200,000 200,188
5.25%, 9/25/34 .................................................... 685,000 684,799
884,987
Federal Home Loan Mortgage Corporation
1.50%, 4/1/37 ..................................................... 503,783 449,563
5.50%, 8/1/38 - 6/1/53 ............................................... 934,193 950,099
3.00%, 4/1/40 - 5/1/52 ............................................... 551,561 502,410
4.50%, 11/1/42 - 10/1/52 .............................................. 867,621 857,552
5.00%, 12/1/42 - 6/1/53 .............................................. 2,371,717 2,378,946
4.00%, 1/1/43 - 12/1/52 .............................................. 994,113 960,876
3.50%, 7/1/52 ..................................................... 303,749 283,036
6.00%, 8/1/53 - 2/1/54 ............................................... 1,027,942 1,051,313
7,433,795

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Federal National Mortgage Association
5.00%, 12/1/37 - 2/1/54 .............................................. $ 1,474,120 $ 1,480,832
4.00%, 4/1/38 - 7/1/53 ............................................... 3,518,214 3,397,221
3.50%, 12/1/42 - 8/1/52 .............................................. 1,878,389 1,765,111
2.50%, 10/1/50 - 7/1/52 .............................................. 939,208 811,023
3.00%, 12/1/51 .................................................... 247,400 221,979
4.50%, 6/1/52 - 9/1/52 ............................................... 1,692,056 1,665,987
5.50%, 6/1/52 - 5/1/54 ............................................... 1,931,763 1,960,864
6.00%, 7/1/52 - 10/1/53 .............................................. 895,288 917,688
12,220,705
Government National Mortgage Association
5.00%, 8/20/38 - 2/20/54 ............................................. 4,382,919 4,396,227
2.50%, 1/20/51 - 9/20/53 ............................................. 2,920,346 2,549,300
3.50%, 2/20/52 - 2/20/54 ............................................. 3,270,048 3,068,748
4.00%, 6/20/52 - 5/20/53 ............................................. 2,608,352 2,522,485
4.50%, 8/20/52 - 11/20/53 ............................................. 4,725,328 4,657,900
3.00%, 9/20/52 - 1/20/53 ............................................. 3,382,884 3,078,169
5.50%, 4/20/53 - 5/20/54 ............................................. 5,134,471 5,194,682
6.00%, 7/20/53 - 10/20/53 ............................................. 1,965,371 2,004,294
5.50%, 1/20/54 .................................................... 292,285 295,240
6.50%, 1/20/54 .................................................... 1,162,479 1,187,951
28,954,996
Total U.S. Government Agency Mortgages (Cost $51,764,149) 52,713,131
U.S. Treasury Obligations (29.1%)
U.S. Treasury Bonds
4.50%, 2/15/36 .................................................... 13,836,600 14,815,972
5.00%, 5/15/37 .................................................... 12,409,000 13,855,424
4.38%, 11/15/39 .................................................... 4,913,000 5,138,691
1.13%, 5/15/40 .................................................... 711,000 469,704
1.38%, 11/15/40 .................................................... 2,500,000 1,696,484
1.75%, 8/15/41 .................................................... 14,650,000 10,385,477
3.38%, 8/15/42 .................................................... 2,275,000 2,053,543
3.88%, 5/15/43 .................................................... 796,000 766,523
4.38%, 8/15/43 .................................................... 4,549,000 4,678,362
4.75%, 11/15/43 .................................................... 1,734,000 1,871,094
1.25%, 5/15/50 .................................................... 1,000,000 535,156
2.00%, 8/15/51 .................................................... 4,250,000 2,737,266
3.63%, 2/15/53 .................................................... 763,000 693,853
3.63%, 5/15/53 .................................................... 921,000 838,398
4.13%, 8/15/53 .................................................... 6,269,000 6,244,512
4.75%, 11/15/53 .................................................... 4,867,000 5,377,275
4.25%, 8/15/54 .................................................... 1,443,000 1,473,889
U.S. Treasury Notes
4.38%, 11/30/30 .................................................... 1,857,000 1,932,005
4.63%, 5/31/31 .................................................... 6,825,000 7,212,105
1.88%, 2/15/32 .................................................... 7,347,000 6,488,319
2.75%, 8/15/32 .................................................... 6,020,000 5,626,819
4.13%, 11/15/32 .................................................... 5,348,000 5,501,755
3.50%, 2/15/33 .................................................... 5,543,000 5,447,730
3.38%, 5/15/33 .................................................... 6,269,000 6,096,603
3.88%, 8/15/33 .................................................... 5,838,000 5,886,346
4.50%, 11/15/33 .................................................... 9,543,000 10,079,794
Total U.S. Treasury Obligations (Cost $127,347,068) 127,903,099
Commercial Paper (2.7%)
Consumer Staples (0.5%):
Conagra Brands, Inc., 5.10%, 10/1/24(a)(i) ..................................... 2,200,000 2,199,686

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Energy (0.0%):
Energy Transfer LP, 4.96%, 10/1/24(a)(i) ...................................... $ 250,000 $ 249,966
Financials (0.8%):
Vw Credit, Inc., 4.96%, 10/7/24(a)(i) ......................................... 3,800,000 3,796,357
Information Technology (1.0%):
Jabil, Inc.
5.30%, 10/1/24(a)(i) ................................................. 3,000,000 2,999,535
5.56%, 10/9/24(a)(i) ................................................. 1,300,000 1,298,195
4,297,730
Utilities (0.4%):
Alliant Energy Corp., 4.90%, 10/1/24(a)(i) ..................................... 1,600,000 1,599,782
Total Commercial Paper (Cost $12,145,328) 12,143,521
Shares
Collateral for Securities Loaned (0.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.83%(j) ........ 270,387 270,387
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.85%(j) ............ 270,387 270,387
Invesco Government & Agency Portfolio, Institutional Shares, 4.84%(j) ................ 270,387 270,387
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.82%(j) . 270,387 270,387
Total Collateral for Securities Loaned (Cost $1,081,548) 1,081,548
Total Investments (Cost $444,897,216) — 101.6% 446,892,377
Liabilities in excess of other assets — (1.6)% (7,088,066)
NET ASSETS - 100.00% $ 439,804,311
At September 30, 2024, the Fund's investments in foreign securities were 9.5% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2024, the fair value of these securities was
$167,392,258 and amounted to 38.1% of net assets.
(b) Security is interest only.
(c) Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2024.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2024.
(e) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(f) Amount represents less than 0.05% of net assets.
(g) All or a portion of this security is on loan.
(h) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(i) Rate represents the effective yield at September 30, 2024.
(j) Rate disclosed is the daily yield on September 30, 2024.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2024.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2024.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2024.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
SOFR
—
Secured Overnight Financing Rate

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of September 30, 2024.
SOFR01M
—
1 Month SOFR, rate disclosed as of September 30, 2024.
SOFR03M
—
3 Month SOFR, rate disclosed as of September 30, 2024.
SOFR06M
—
6 Month SOFR, rate disclosed as of September 30, 2024.
TSFR1M
—
1 month Term SOFR, rate disclosed as of September 30, 2024.
TSFR3M
—
3 month Term SOFR, rate disclosed as of September 30, 2024.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
10-Year U.S. Treasury Note Futures ...... 85 12/19/24 $ 9,715,470 $ 9,713,906 $ (1,564)
30-Year U.S. Treasury Bond Futures ..... 21 12/19/24 2,620,625 2,607,938 (12,687)
5-Year U.S. Treasury Note Futures ....... 29 12/31/24 3,184,425 3,186,602 2,177
$ (12,074)
Total unrealized appreciation $ 2,177
Total unrealized depreciation (14,251)
Total net unrealized appreciation (depreciation) $ (12,074)

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Security Description Principal Amount Value
Corporate Bonds (75.7%)
Communication Services (6.0%):
AT&T, Inc., 3.10%, 2/1/43, Callable 8/1/42 @ 100 ............................... $ 2,000,000 $ 1,532,146
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%,
4/1/38, Callable 10/1/37 @ 100 ......................................... 750,000 685,588
Comcast Corp.
5.30%, 6/1/34, Callable 3/1/34 @ 100 .................................... 300,000 315,667
2.89%, 11/1/51, Callable 5/1/51 @ 100(a) ................................. 1,000,000 634,034
Discovery Communications LLC, 3.95%, 3/20/28, Callable 12/20/27 @ 100 ............. 500,000 476,796
Paramount Global
3.38%, 2/15/28, Callable 11/15/27 @ 100 .................................. 445,000 418,981
4.20%, 6/1/29, Callable 3/1/29 @ 100 .................................... 750,000 711,991
T-Mobile US, Inc.
2.55%, 2/15/31, Callable 11/15/30 @ 100 .................................. 1,500,000 1,336,523
2.25%, 11/15/31, Callable 8/15/31 @ 100 .................................. 500,000 431,306
Verizon Communications, Inc.
1.75%, 1/20/31, Callable 10/20/30 @ 100 ................................. 1,000,000 852,828
2.88%, 11/20/50, Callable 5/20/50 @ 100 .................................. 1,000,000 677,247
Warnermedia Holdings, Inc., 5.05%, 3/15/42, Callable 9/15/41 @ 100(a) ............... 389,000 317,743
8,390,850
Consumer Discretionary (4.9%):
Advance Auto Parts, Inc., 3.50%, 3/15/32, Callable 12/15/31 @ 100(b) ................ 250,000 208,646
AutoNation, Inc., 3.85%, 3/1/32, Callable 12/1/31 @ 100 .......................... 500,000 461,127
Brunswick Corp., 4.40%, 9/15/32, Callable 6/15/32 @ 100 ......................... 250,000 235,563
Choice Hotels International, Inc., 5.85%, 8/1/34, Callable 5/1/34 @ 100 ................ 300,000 309,018
D.R. Horton, Inc., 5.00%, 10/15/34, Callable 7/15/34 @ 100 ........................ 300,000 303,783
Daimler Truck Finance North America LLC
2.38%, 12/14/28(a) .................................................. 350,000 323,381
5.38%, 6/25/34, Callable 3/25/34 @ 100(a) ................................ 200,000 206,479
General Motors Financial Co., Inc.
5.35%, 7/15/27 .................................................... 200,000 204,526
5.95%, 4/4/34, Callable 1/4/34 @ 100 .................................... 300,000 309,705
Genuine Parts Co.
6.50%, 11/1/28, Callable 10/1/28 @ 100 .................................. 175,000 188,571
2.75%, 2/1/32, Callable 11/1/31 @ 100 ................................... 167,000 145,985
Hasbro, Inc., 3.55%, 11/19/26, Callable 9/19/26 @ 100 ............................ 250,000 245,092
Kohl's Corp., 4.63%, 5/1/31, Callable 2/1/31 @ 100 .............................. 250,000 210,630
Lithia Motors, Inc., 3.88%, 6/1/29, Callable 11/4/24 @ 101.94(a) ..................... 250,000 233,387
Lowe's Cos., Inc., 2.80%, 9/15/41, Callable 3/15/41 @ 100 ......................... 1,000,000 734,025
Marriott International, Inc., 3.50%, 10/15/32, Callable 7/15/32 @ 100 ................. 250,000 228,744
Mattel, Inc., 3.75%, 4/1/29, Callable 10/15/24 @ 101.88(a) ......................... 250,000 239,261
Nissan Motor Acceptance Co. LLC, 6.95%, 9/15/26(a) ............................ 250,000 258,539
Tapestry, Inc.
7.35%, 11/27/28, Callable 10/27/28 @ 100 ................................. 125,000 131,356
7.85%, 11/27/33, Callable 8/27/33 @ 100 .................................. 125,000 135,266
The Home Depot, Inc., 2.38%, 3/15/51, Callable 9/15/50 @ 100 ..................... 600,000 376,518
Tractor Supply Co.
1.75%, 11/1/30, Callable 8/1/30 @ 100 ................................... 500,000 430,825
5.25%, 5/15/33, Callable 2/15/33 @ 100 .................................. 250,000 260,235
Volkswagen Group of America Finance LLC, 4.60%, 6/8/29, Callable 4/8/29 @ 100(a) ..... 500,000 498,197
6,878,859
Consumer Staples (5.0%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.88%, 2/15/30,
Callable 2/15/25 @ 103.66(a) .......................................... 250,000 245,898
Anheuser-Busch InBev Worldwide, Inc., 3.50%, 6/1/30, Callable 3/1/30 @ 100 .......... 500,000 485,204
BAT Capital Corp.
2.73%, 3/25/31, Callable 12/25/30 @ 100 ................................. 300,000 267,869
6.42%, 8/2/33, Callable 5/2/33 @ 100 .................................... 200,000 219,499
Bimbo Bakeries USA, Inc., 5.38%, 1/9/36, Callable 10/9/35 @ 100(a) ................. 400,000 411,627
Bunge Ltd. Finance Corp., 2.75%, 5/14/31, Callable 2/14/31 @ 100 ................... 500,000 450,859
Campbell Soup Co., 5.40%, 3/21/34, Callable 12/21/33 @ 100 ...................... 300,000 314,108
Church & Dwight Co., Inc., 2.30%, 12/15/31, Callable 9/15/31 @ 100 ................. 250,000 218,202

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Coca-Cola Consolidated, Inc., 5.45%, 6/1/34, Callable 3/1/34 @ 100 .................. $ 300,000 $ 316,163
Dollar General Corp., 5.20%, 7/5/28, Callable 6/5/28 @ 100 ........................ 250,000 255,455
General Mills, Inc., 2.25%, 10/14/31, Callable 7/14/31 @ 100 ....................... 450,000 391,774
Keurig Dr. Pepper, Inc.
3.95%, 4/15/29, Callable 2/15/29 @ 100 .................................. 250,000 247,042
4.50%, 4/15/52, Callable 10/15/51 @ 100 ................................. 325,000 294,161
McCormick & Co., Inc., 1.85%, 2/15/31, Callable 11/15/30 @ 100 ................... 500,000 427,287
Philip Morris International, Inc., 5.63%, 9/7/33, Callable 6/7/33 @ 100 ................ 500,000 532,323
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100(a) .......................... 750,000 663,586
Sysco Corp., 2.45%, 12/14/31, Callable 9/14/31 @ 100 ............................ 500,000 435,930
The J.M. Smucker Co.
6.50%, 11/15/43, Callable 5/15/43 @ 100 .................................. 225,000 254,101
6.50%, 11/15/53, Callable 5/15/53 @ 100 .................................. 225,000 260,347
The Kroger Co., 5.50%, 9/15/54, Callable 3/15/54 @ 100 .......................... 350,000 352,114
7,043,549
Energy (3.7%):
Apache Corp., 4.25%, 1/15/44, Callable 7/15/43 @ 100 ............................ 250,000 189,341
Columbia Pipelines Operating Co. LLC, 6.54%, 11/15/53, Callable 5/15/53 @ 100(a) ...... 200,000 225,003
ConocoPhillips Co., 5.55%, 3/15/54, Callable 9/15/53 @ 100 ....................... 250,000 261,440
DCP Midstream Operating LP, 5.60%, 4/1/44, Callable 10/1/43 @ 100 ................. 250,000 248,912
Energy Transfer LP
6.50% (H15T5Y+569bps), Callable 11/15/26 @ 100(c)(d) ...................... 250,000 250,132
5.35%, 5/15/45, Callable 11/15/44 @ 100 .................................. 200,000 190,468
Enterprise Products Operating LLC, 5.55%, 2/16/55, Callable 8/15/54 @ 100 ............ 350,000 361,596
Evergy Missouri West, Inc., 5.65%, 6/1/34, Callable 3/1/34 @ 100(a) .................. 300,000 317,688
Helmerich & Payne, Inc., 5.50%, 12/1/34, Callable 9/1/34 @ 100(a) .................. 260,000 253,274
MPLX LP, 4.70%, 4/15/48, Callable 10/15/47 @ 100 ............................. 500,000 436,216
Occidental Petroleum Corp., 4.40%, 8/15/49, Callable 2/15/49 @ 100 ................. 400,000 315,976
ONEOK, Inc., 5.05%, 11/1/34, Callable 8/1/34 @ 100 ............................. 260,000 258,814
Patterson-UTI Energy, Inc., 7.15%, 10/1/33, Callable 7/1/33 @ 100 ................... 250,000 269,214
Phillips 66 Co., 4.90%, 10/1/46, Callable 4/1/46 @ 100(a) .......................... 250,000 230,273
Plains All American Pipeline LP/PAA Finance Corp.
3.80%, 9/15/30, Callable 6/15/30 @ 100 .................................. 500,000 476,665
5.70%, 9/15/34, Callable 6/15/34 @ 100 .................................. 150,000 155,874
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/1/34, Callable 7/1/34 @ 100(a) ... 230,000 232,369
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable
3/1/25 @ 102.75 ................................................... 250,000 254,731
Western Midstream Operating LP, 5.25%, 2/1/50, Callable 8/1/49 @ 100 ............... 350,000 317,821
5,245,807
Financials (22.2%):
Ally Financial, Inc.
7.10%, 11/15/27, Callable 10/15/27 @ 100 ................................. 278,000 294,692
6.18% (SOFR+229bps), 7/26/35, Callable 7/26/34 @ 100(c) .................... 200,000 204,679
American Express Co.
4.99% (SOFR+226bps), 5/26/33, Callable 2/26/32 @ 100(c) .................... 500,000 505,464
5.28% (SOFR+142bps), 7/26/35, Callable 7/26/34 @ 100(c) .................... 220,000 229,091
AmFam Holdings, Inc., 2.81%, 3/11/31, Callable 12/11/30 @ 100(a) .................. 500,000 397,437
Assurant, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100 ........................... 250,000 215,715
Aviation Capital Group LLC, 6.75%, 10/25/28, Callable 9/25/28 @ 100(a) .............. 250,000 267,054
Bank of America Corp.
4.38% (H15T5Y+276bps), Callable 1/27/27 @ 100(c)(d) ...................... 500,000 485,894
3.42% (TSFR3M+130bps), 12/20/28, Callable 12/20/27 @ 100(c) ................ 1,250,000 1,216,390
2.69% (SOFR+132bps), 4/22/32, Callable 4/22/31 @ 100(c) .................... 1,750,000 1,560,292
Blue Owl Credit Income Corp., 4.70%, 2/8/27, Callable 1/8/27 @ 100(a) ............... 375,000 367,975
Blue Owl Finance LLC, 3.13%, 6/10/31, Callable 3/10/31 @ 100(a) ................... 250,000 219,187
BMW U.S. Capital LLC, 3.70%, 4/1/32, Callable 1/1/32 @ 100(a) .................... 250,000 235,245
Brown & Brown, Inc., 5.65%, 6/11/34, Callable 3/11/34 @ 100 ...................... 300,000 314,613
Capital One Financial Corp., 5.82% (SOFR+260bps), 2/1/34, Callable 2/1/33 @ 100(c) ..... 500,000 520,440
Citizens Bank NA, 6.06% (SOFR+145bps), 10/24/25, Callable 9/23/25 @ 100(c) ......... 250,000 249,370
Citizens Financial Group, Inc., 5.65% (H15T5Y+531bps), Callable 10/6/25 @ 100(c)(d) .... 206,000 204,977
Corebridge Global Funding, 5.75%, 7/2/26(a) ................................... 250,000 256,377
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100 ................... 500,000 495,901

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Enstar Finance LLC, 5.75% (H15T5Y+547bps), 9/1/40, Callable 9/1/25 @ 100(c) ........ $ 230,000 $ 227,133
F&G Global Funding, 2.00%, 9/20/28(a) ...................................... 250,000 222,757
Fells Point Funding Trust, 3.05%, 1/31/27, Callable 12/31/26 @ 100(a) ................ 750,000 726,455
Fifth Third Bancorp, 4.50% (H15T5Y+422bps), Callable 9/30/25 @ 100(c)(d) ........... 250,000 247,009
First American Financial Corp., 2.40%, 8/15/31, Callable 5/15/31 @ 100 ............... 750,000 629,820
First Citizens Bancshares, Inc., 3.38% (TSFR3M+247bps), 3/15/30, Callable 3/15/25 @ 100(c) 230,000 225,932
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100 ......................... 250,000 253,990
Fiserv, Inc., 5.60%, 3/2/33, Callable 12/2/32 @ 100 .............................. 250,000 264,725
Ford Motor Credit Co. LLC
6.80%, 5/12/28, Callable 4/12/28 @ 100 .................................. 250,000 261,987
5.11%, 5/3/29, Callable 2/3/29 @ 100 .................................... 300,000 296,999
Glencore Funding LLC, 1.63%, 4/27/26, Callable 3/27/26 @ 100(a) ................... 300,000 287,833
Global Atlantic Fin Co., 3.13%, 6/15/31, Callable 3/15/31 @ 100(a) ................... 250,000 219,514
Global Payments, Inc., 5.40%, 8/15/32, Callable 5/15/32 @ 100 ...................... 250,000 256,765
Globe Life, Inc., 5.85%, 9/15/34, Callable 6/15/34 @ 100 .......................... 115,000 118,803
Huntington Bancshares, Inc.
4.44% (SOFR+197bps), 8/4/28, Callable 8/4/27 @ 100(c) ...................... 250,000 250,448
2.49% (H15T5Y+117bps), 8/15/36, Callable 8/15/31 @ 100(c) .................. 500,000 406,373
Hyundai Capital America, Inc., 5.30%, 1/8/29, Callable 12/8/28 @ 100(a) .............. 300,000 308,034
JPMorgan Chase & Co.
4.60% (TSFR3M+313bps), Callable 2/1/25 @ 100(c)(d) ....................... 500,000 496,947
2.95% (SOFR+117bps), 2/24/28, Callable 2/24/27 @ 100(c) .................... 250,000 242,458
2.96% (TSFR3M+252bps), 5/13/31, Callable 5/13/30 @ 100(c) .................. 250,000 230,081
1.95% (SOFR+107bps), 2/4/32, Callable 2/4/31 @ 100(c) ...................... 1,250,000 1,073,492
3.16% (SOFR+146bps), 4/22/42, Callable 4/22/41 @ 100(c) .................... 500,000 401,018
3.33% (SOFR+158bps), 4/22/52, Callable 4/22/51 @ 100(c) .................... 1,000,000 772,010
KeyBank NA, 3.90%, 4/13/29 .............................................. 500,000 477,379
M&T Bank Corp., 5.05% (SOFR+185bps), 1/27/34, Callable 1/27/33 @ 100(c) .......... 250,000 247,819
MetLife, Inc., 4.13%, 8/13/42 .............................................. 500,000 447,121
Morgan Stanley
1.59% (SOFR+88bps), 5/4/27, Callable 5/4/26 @ 100(c) ....................... 1,950,000 1,866,430
1.93% (SOFR+102bps), 4/28/32, Callable 4/28/31 @ 100, MTN(c) ............... 250,000 212,024
5.32% (SOFR+156bps), 7/19/35, Callable 7/19/34 @ 100(c) .................... 250,000 259,745
2.48% (SOFR+136bps), 9/16/36, Callable 9/16/31 @ 100(c) .................... 550,000 460,313
2.80% (SOFR+143bps), 1/25/52, Callable 1/25/51 @ 100, MTN(c) ............... 1,000,000 690,200
New York Life Global Funding, 1.85%, 8/1/31(a) ................................ 500,000 427,066
Northern Trust Corp., 6.13%, 11/2/32, Callable 8/2/32 @ 100 ....................... 500,000 551,972
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.35%, 3/30/29, Callable 2/28/29 @ 100(a) ................................ 100,000 103,230
6.20%, 6/15/30, Callable 4/15/30 @ 100(a) ................................ 500,000 539,613
PPL Capital Funding, Inc., 5.25%, 9/1/34, Callable 6/1/34 @ 100 ..................... 88,000 90,591
Primerica, Inc., 2.80%, 11/19/31, Callable 8/19/31 @ 100 .......................... 250,000 219,855
Protective Life Global Funding, 5.47%, 12/8/28(a) ............................... 300,000 313,623
Prudential Financial, Inc., 3.94%, 12/7/49, Callable 6/7/49 @ 100 .................... 500,000 413,125
Regions Bank, 6.45%, 6/26/37 ............................................. 500,000 537,436
RGA Global Funding, 5.50%, 1/11/31(a) ...................................... 350,000 365,831
Santander Holdings USA, Inc., 6.57% (SOFR+270bps), 6/12/29, Callable 6/12/28 @ 100(c) . 250,000 262,315
State Street Corp., 6.12% (SOFR+196bps), 11/21/34, Callable 11/21/33 @ 100(c) ......... 250,000 272,638
Stewart Information Services Corp., 3.60%, 11/15/31, Callable 8/15/31 @ 100 ........... 250,000 219,160
Synchrony Financial, 5.94% (SOFRINDX+213bps), 8/2/30, Callable 8/2/29 @ 100(c) ...... 200,000 205,591
The Allstate Corp., 8.32% (TSFR3M+320bps), 8/15/53, Callable 11/4/24 @ 100(c) ........ 500,000 500,450
The Bank of New York Mellon Corp.
4.70% (H15T5Y+436bps), Callable 9/20/25 @ 100(c)(d) ...................... 250,000 248,260
5.61% (SOFR+177bps), 7/21/39, Callable 7/21/34 @ 100(c) .................... 227,000 238,467
The Charles Schwab Corp.
5.38% (H15T5Y+497bps), Callable 6/1/25 @ 100(c)(d) ....................... 250,000 249,745
5.85% (SOFR+250bps), 5/19/34, Callable 5/19/33 @ 100(c) .................... 150,000 160,619
The Huntington National Bank, 5.65%, 1/10/30, Callable 11/10/29 @ 100 .............. 250,000 261,380
The PNC Financial Services Group, Inc., 2.55%, 1/22/30, Callable 10/24/29 @ 100 ....... 1,000,000 917,106
Truist Financial Corp.
5.10% (H15T10Y+435bps), Callable 3/1/30 @ 100(c)(d) ...................... 500,000 492,739
1.89% (SOFR+86bps), 6/7/29, Callable 6/7/28 @ 100, MTN(c) .................. 1,000,000 914,092
U.S. Bancorp, 5.78% (SOFR+202bps), 6/12/29, Callable 6/12/28 @ 100(c) ............. 250,000 261,954
W.R. Berkley Corp., 3.55%, 3/30/52, Callable 9/30/51 @ 100 ....................... 250,000 186,357

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Webster Financial Corp., 4.10%, 3/25/29, Callable 12/25/28 @ 100 ................... $ 500,000 $ 482,646
Wells Fargo & Co., 2.88% (TSFR3M+143bps), 10/30/30, Callable 10/30/29 @ 100, MTN(c) . 250,000 231,902
30,990,170
Health Care (6.0%):
AbbVie, Inc., 4.25%, 11/21/49, Callable 5/21/49 @ 100 ........................... 500,000 447,440
Agilent Technologies, Inc., 4.75%, 9/9/34, Callable 6/9/34 @ 100 .................... 275,000 274,439
Amgen, Inc.
1.65%, 8/15/28, Callable 6/15/28 @ 100 .................................. 500,000 455,156
4.20%, 2/22/52, Callable 8/22/51 @ 100 .................................. 250,000 212,536
Baxter International, Inc., 2.54%, 2/1/32, Callable 11/1/31 @ 100(a) .................. 250,000 216,701
Bio-Rad Laboratories, Inc., 3.30%, 3/15/27, Callable 2/15/27 @ 100 .................. 250,000 243,674
Bristol-Myers Squibb Co.
5.90%, 11/15/33, Callable 8/15/33 @ 100 .................................. 300,000 331,540
5.50%, 2/22/44, Callable 8/22/43 @ 100 .................................. 300,000 317,765
2.55%, 11/13/50, Callable 5/13/50 @ 100 .................................. 500,000 318,471
CVS Health Corp.
1.75%, 8/21/30, Callable 5/21/30 @ 100 .................................. 1,250,000 1,064,899
5.63%, 2/21/53, Callable 8/21/52 @ 100 .................................. 250,000 246,667
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100 .................... 1,000,000 918,109
Elevance Health, Inc., 5.15%, 6/15/29, Callable 5/15/29 @ 100 ...................... 300,000 311,154
Fresenius Medical Care U.S. Finance III, Inc., 2.38%, 2/16/31, Callable 11/16/30 @ 100(a) .. 500,000 422,770
HCA, Inc.
4.38%, 3/15/42, Callable 9/15/41 @ 100 .................................. 94,000 82,191
5.25%, 6/15/49, Callable 12/15/48 @ 100 ................................. 500,000 475,246
Health Care Service Corp. A Mutual Legal Reserve Co., 5.88%, 6/15/54, Callable 12/15/53 @
100(a) ........................................................... 300,000 316,993
Humana, Inc., 5.38%, 4/15/31, Callable 2/15/31 @ 100 ............................ 170,000 175,974
Revvity, Inc., 2.55%, 3/15/31, Callable 12/15/30 @ 100 ........................... 500,000 437,780
Solventum Corp.
5.40%, 3/1/29, Callable 2/1/29 @ 100(a) .................................. 75,000 77,159
5.45%, 3/13/31, Callable 1/13/31 @ 100(a) ................................ 75,000 77,326
5.60%, 3/23/34, Callable 12/23/33 @ 100(a) ............................... 75,000 77,688
5.90%, 4/30/54, Callable 10/30/53 @ 100(a) ............................... 75,000 77,829
The Cigna Group, 3.40%, 3/1/27, Callable 12/1/26 @ 100 .......................... 500,000 490,849
Universal Health Services, Inc.
2.65%, 1/15/32, Callable 10/15/31 @ 100(a) ............................... 191,000 164,519
5.05%, 10/15/34, Callable 7/15/34 @ 100 ................................. 150,000 147,253
8,382,128
Industrials (7.3%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100 ................ 750,000 656,979
AGCO Corp., 5.80%, 3/21/34, Callable 12/21/33 @ 100(b) ......................... 215,000 224,857
Air Lease Corp., 2.88%, 1/15/32, Callable 10/15/31 @ 100, MTN .................... 250,000 220,197
American Airlines Pass Through Trust, 3.58%, 1/15/28 ............................ 226,085 218,153
Aon North America, Inc., 5.45%, 3/1/34, Callable 12/1/33 @ 100 .................... 300,000 315,008
Ashtead Capital, Inc., 5.50%, 8/11/32, Callable 5/11/32 @ 100(a) .................... 500,000 511,793
Burlington Northern Santa Fe LLC, 3.90%, 8/1/46, Callable 2/1/46 @ 100 .............. 500,000 426,081
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100 ......................... 700,000 643,717
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100 ....................... 400,000 330,516
Concentrix Corp., 6.85%, 8/2/33, Callable 5/2/33 @ 100(b) ......................... 300,000 310,720
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(a) ......................... 250,000 249,584
FedEx Corp., 4.05%, 2/15/48, Callable 8/15/47 @ 100 ............................ 250,000 206,672
Fortune Brands Innovations, Inc., 4.00%, 3/25/32, Callable 12/25/31 @ 100 ............. 250,000 238,273
GXO Logistics, Inc., 2.65%, 7/15/31, Callable 4/15/31 @ 100 ....................... 750,000 639,190
HEICO Corp., 5.25%, 8/1/28, Callable 7/1/28 @ 100 ............................. 250,000 258,031
Hubbell, Inc., 2.30%, 3/15/31, Callable 12/15/30 @ 100 ........................... 500,000 438,496
Leidos, Inc., 5.75%, 3/15/33, Callable 12/15/32 @ 100 ............................ 250,000 263,129
MasTec, Inc., 5.90%, 6/15/29, Callable 5/15/29 @ 100 ............................ 214,000 222,908
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100 ...................... 500,000 401,747
Owens Corning, 5.95%, 6/15/54, Callable 12/15/53 @ 100 ......................... 300,000 318,426
Quanta Services, Inc., 2.90%, 10/1/30, Callable 7/1/30 @ 100 ....................... 500,000 460,156
Regal Rexnord Corp., 6.40%, 4/15/33, Callable 1/15/33 @ 100 ...................... 81,000 86,572
RTX Corp., 4.20%, 12/15/44, Callable 6/15/44 @ 100 ............................. 250,000 213,148

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Ryder System, Inc., 2.85%, 3/1/27, Callable 2/1/27 @ 100, MTN ..................... $ 500,000 $ 483,389
The Boeing Co.
3.63%, 2/1/31, Callable 11/1/30 @ 100 ................................... 500,000 457,962
5.81%, 5/1/50, Callable 11/1/49 @ 100 ................................... 300,000 289,848
The Timken Co., 4.13%, 4/1/32, Callable 1/1/32 @ 100 ............................ 500,000 480,121
United Airlines Pass Through Trust, 5.45%, 2/15/37 .............................. 275,000 286,341
Verisk Analytics, Inc., 5.25%, 6/5/34, Callable 3/5/34 @ 100 ........................ 300,000 309,760
10,161,774
Information Technology (5.2%):
Atlassian Corp., 5.50%, 5/15/34, Callable 2/15/34 @ 100 .......................... 230,000 240,533
Autodesk, Inc., 2.40%, 12/15/31, Callable 9/15/31 @ 100 .......................... 750,000 656,571
Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32 @ 100(a) ........................ 1,000,000 856,278
Dell International LLC/EMC Corp.
5.75%, 2/1/33, Callable 11/1/32 @ 100 ................................... 40,000 42,922
3.38%, 12/15/41, Callable 6/15/41 @ 100(a) ............................... 500,000 393,778
Hewlett Packard Enterprise Co., 5.00%, 10/15/34, Callable 7/15/34 @ 100 .............. 215,000 212,895
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100 .............................. 500,000 448,565
Marvell Technology, Inc., 2.45%, 4/15/28, Callable 2/15/28 @ 100 ................... 150,000 139,962
Micron Technology, Inc., 5.88%, 2/9/33, Callable 11/9/32 @ 100 ..................... 250,000 267,010
Microsoft Corp., 2.53%, 6/1/50, Callable 12/1/49 @ 100 ........................... 250,000 171,563
Oracle Corp.
1.65%, 3/25/26, Callable 2/25/26 @ 100 .................................. 1,000,000 961,293
3.60%, 4/1/50, Callable 10/1/49 @ 100 ................................... 650,000 494,618
Qorvo, Inc., 3.38%, 4/1/31, Callable 4/1/26 @ 101.69(a) ........................... 1,000,000 895,340
TSMC Arizona Corp., 2.50%, 10/25/31, Callable 7/25/31 @ 100 ..................... 800,000 706,172
Western Digital Corp., 2.85%, 2/1/29, Callable 12/1/28 @ 100 ....................... 250,000 227,662
Workday, Inc., 3.70%, 4/1/29, Callable 2/1/29 @ 100 ............................. 500,000 488,436
7,203,598
Materials (3.8%):
Albemarle Corp., 4.65%, 6/1/27, Callable 5/1/27 @ 100 ........................... 250,000 251,210
Amcor Flexibles North America, Inc., 2.69%, 5/25/31, Callable 2/25/31 @ 100 ........... 227,000 200,685
AptarGroup, Inc., 3.60%, 3/15/32, Callable 12/15/31 @ 100 ........................ 588,000 536,414
Avery Dennison Corp., 2.25%, 2/15/32, Callable 11/15/31 @ 100 .................... 500,000 424,062
Bayport Polymers LLC, 4.74%, 4/14/27, Callable 3/14/27 @ 100(a) ................... 500,000 497,877
Eagle Materials, Inc., 2.50%, 7/1/31, Callable 4/1/31 @ 100 ........................ 250,000 221,306
Ecolab, Inc., 2.70%, 12/15/51, Callable 6/15/51 @ 100 ............................ 250,000 167,965
Huntsman International LLC, 5.70%, 10/15/34, Callable 7/15/34 @ 100 ................ 220,000 218,198
LYB International Finance III LLC, 4.20%, 5/1/50, Callable 11/1/49 @ 100 ............. 500,000 409,975
Packaging Corp. of America, 3.05%, 10/1/51, Callable 4/1/51 @ 100 .................. 750,000 525,091
Reliance, Inc., 2.15%, 8/15/30, Callable 5/15/30 @ 100 ............................ 250,000 220,129
Sealed Air Corp., 7.25%, 2/15/31, Callable 11/15/26 @ 103.63(a) .................... 350,000 370,672
Solvay Finance America LLC, 5.85%, 6/4/34, Callable 3/4/34 @ 100(a) ................ 300,000 315,008
The Dow Chemical Co., 6.30%, 3/15/33, Callable 12/15/32 @ 100(b) ................. 500,000 551,980
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100 ............................ 400,000 351,452
5,262,024
Real Estate (3.9%):
Alexandria Real Estate Equities, Inc.
2.00%, 5/18/32, Callable 2/18/32 @ 100 .................................. 500,000 413,875
3.55%, 3/15/52, Callable 9/15/51 @ 100 .................................. 500,000 366,783
Boston Properties LP, 2.55%, 4/1/32, Callable 1/1/32 @ 100 ........................ 500,000 416,354
CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31 @ 100 ........................ 250,000 218,523
Crown Castle, Inc.
2.25%, 1/15/31, Callable 10/15/30 @ 100 ................................. 250,000 216,778
2.90%, 4/1/41, Callable 10/1/40 @ 100 ................................... 250,000 185,500
DOC DR LLC, 2.63%, 11/1/31, Callable 8/1/31 @ 100 ............................ 250,000 218,078
ERP Operating LP, 2.85%, 11/1/26, Callable 8/1/26 @ 100 ......................... 500,000 487,516
Essex Portfolio LP, 2.65%, 3/15/32, Callable 12/15/31 @ 100 ....................... 500,000 434,966
GLP Capital LP/GLP Financing II, Inc.
5.38%, 4/15/26, Callable 1/15/26 @ 100 .................................. 200,000 200,874
3.25%, 1/15/32, Callable 10/15/31 @ 100 ................................. 117,000 103,499
5.63%, 9/15/34, Callable 6/15/34 @ 100 .................................. 150,000 153,322

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Highwoods Realty LP, 2.60%, 2/1/31, Callable 11/1/30 @ 100 ....................... $ 400,000 $ 340,933
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100 ................... 500,000 463,211
Kilroy Realty LP, 2.65%, 11/15/33, Callable 8/15/33 @ 100 ........................ 400,000 313,037
Phillips Edison Grocery Center Operating Partnership LP, 4.95%, 1/15/35, Callable 10/15/34
@ 100 ........................................................... 215,000 211,173
Retail Opportunity Investments Partnership LP, 6.75%, 10/15/28, Callable 9/15/28 @ 100 ... 250,000 268,451
Simon Property Group LP, 2.25%, 1/15/32, Callable 10/15/31 @ 100 .................. 250,000 215,348
VICI Properties LP, 4.75%, 2/15/28, Callable 1/15/28 @ 100 ........................ 250,000 251,061
5,479,282
Utilities (7.7%):
AEP Texas, Inc., 5.70%, 5/15/34, Callable 2/15/34 @ 100 .......................... 275,000 289,029
Alabama Power Co., 3.13%, 7/15/51, Callable 1/15/51 @ 100 ....................... 500,000 355,121
Alliant Energy Finance LLC, 5.40%, 6/6/27, Callable 5/6/27 @ 100(a) ................. 250,000 256,143
Ameren Corp., 3.50%, 1/15/31, Callable 10/15/30 @ 100 .......................... 250,000 236,593
Ameren Illinois Co., 5.55%, 7/1/54, Callable 1/1/54 @ 100 ......................... 300,000 322,338
Arizona Public Service Co., 5.70%, 8/15/34, Callable 5/15/34 @ 100 .................. 250,000 264,074
CMS Energy Corp., 4.75% (H15T5Y+412bps), 6/1/50, Callable 3/1/30 @ 100(c) ......... 300,000 287,567
DTE Electric Co., 3.65%, 3/1/52, Callable 9/1/51 @ 100 ........................... 500,000 398,289
DTE Energy Co.
4.95%, 7/1/27, Callable 6/1/27 @ 100 .................................... 100,000 101,726
5.85%, 6/1/34, Callable 3/1/34 @ 100 .................................... 47,000 50,474
Duke Energy Carolinas LLC, 2.85%, 3/15/32, Callable 12/15/31 @ 100 ................ 250,000 225,592
Duke Energy Corp., 5.80%, 6/15/54, Callable 12/15/53 @ 100 ....................... 250,000 263,521
Duke Energy Florida LLC, 2.40%, 12/15/31, Callable 9/15/31 @ 100 .................. 1,000,000 877,366
Duquesne Light Holdings, Inc.
2.53%, 10/1/30, Callable 7/1/30 @ 100(a) ................................. 150,000 132,112
2.78%, 1/7/32, Callable 10/7/31 @ 100(a) ................................. 250,000 215,280
Entergy Corp., 2.40%, 6/15/31, Callable 3/5/31 @ 100 ............................ 500,000 435,465
Entergy Louisiana LLC, 5.70%, 3/15/54, Callable 9/15/53 @ 100 .................... 250,000 266,564
Florida Power & Light Co.
3.15%, 10/1/49, Callable 4/1/49 @ 100 ................................... 250,000 183,656
2.88%, 12/4/51, Callable 6/4/51 @ 100 ................................... 500,000 346,218
Georgia Power Co., 5.25%, 3/15/34, Callable 9/15/33 @ 100 ........................ 500,000 523,990
ITC Holdings Corp., 3.35%, 11/15/27, Callable 8/15/27 @ 100 ...................... 500,000 487,236
MidAmerican Energy Co., 2.70%, 8/1/52, Callable 2/1/52 @ 100 ..................... 500,000 329,802
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/32, Callable 10/15/31 @ 100 ......... 500,000 433,820
Niagara Mohawk Power Corp., 5.29%, 1/17/34, Callable 10/17/33 @ 100(a) ............. 250,000 255,081
Northern States Power Co., 5.65%, 6/15/54, Callable 12/15/53 @ 100 ................. 200,000 216,500
Oglethorpe Power Corp.
4.20%, 12/1/42 .................................................... 100,000 83,362
4.50%, 4/1/47, Callable 10/1/46 @ 100 ................................... 312,000 273,824
5.80%, 6/1/54, Callable 12/1/53 @ 100(a) ................................. 150,000 157,843
Oncor Electric Delivery Co. LLC, 3.75%, 4/1/45, Callable 10/1/44 @ 100 .............. 500,000 412,855
PECO Energy Co., 3.00%, 9/15/49, Callable 3/15/49 @ 100 ........................ 500,000 354,867
Piedmont Natural Gas Co., Inc., 5.40%, 6/15/33, Callable 3/15/33 @ 100 ............... 250,000 261,679
Potomac Electric Power Co., 5.50%, 3/15/54, Callable 9/15/53 @ 100 ................. 300,000 316,649
Southwestern Electric Power Co., 3.25%, 11/1/51, Callable 5/1/51 @ 100 ............... 250,000 172,797
Union Electric Co., 2.15%, 3/15/32, Callable 12/15/31 @ 100 ....................... 500,000 428,296
Wisconsin Public Service Corp., 2.85%, 12/1/51, Callable 6/1/51 @ 100 ............... 250,000 167,100
Xcel Energy, Inc., 2.35%, 11/15/31, Callable 5/15/31 @ 100 ........................ 500,000 428,423
10,811,252
Total Corporate Bonds (Cost $113,023,915) 105,849,293
Yankee Dollars (17.0%)
Communication Services (0.3%):
Rogers Communications, Inc., 4.50%, 3/15/42, Callable 9/15/41 @ 100(a) .............. 500,000 449,430
Consumer Staples (0.8%):
Alimentation Couche-Tard, Inc., 2.95%, 1/25/30, Callable 10/25/29 @ 100(a) ............ 500,000 460,872
Bacardi Ltd./Bacardi-Martini BV, 5.40%, 6/15/33, Callable 3/15/33 @ 100(a) ............ 300,000 305,814
Becle SAB de CV, 2.50%, 10/14/31, Callable 7/14/31 @ 100(a) ...................... 250,000 208,195

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL, 5.75%, 4/1/33,
Callable 1/1/33 @ 100 ............................................... $ 182,000 $ 188,450
1,163,331
Energy (1.0%):
Enbridge, Inc., 5.63%, 4/5/34, Callable 1/5/34 @ 100 ............................. 300,000 315,161
Shell International Finance BV
2.75%, 4/6/30, Callable 1/6/30 @ 100 .................................... 500,000 465,502
2.88%, 11/26/41, Callable 5/26/41 @ 100 .................................. 500,000 381,401
Var Energi ASA, 8.00%, 11/15/32, Callable 8/15/32 @ 100(a) ....................... 250,000 289,469
1,451,533
Financials (10.1%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.95%, 9/10/34, Callable 6/10/34
@ 100 ........................................................... 300,000 298,530
Allianz SE, 6.35% (H15T5Y+323bps), 9/6/53, Callable 3/6/33 @ 100(a)(c) ............. 200,000 217,366
Banco Santander SA, 6.92%, 8/8/33 ......................................... 200,000 221,062
Bank of New Zealand, 2.87%, 1/27/32(a)(b) .................................... 250,000 221,762
Barclays PLC
5.83% (SOFR+221bps), 5/9/27, Callable 5/9/26 @ 100(c) ...................... 250,000 254,805
4.95%, 1/10/47 .................................................... 1,000,000 968,424
BNP Paribas SA, 4.63%, 3/13/27(a) .......................................... 500,000 498,630
BP Capital Markets PLC
4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100(c)(d) ...................... 104,000 102,946
4.88% (H15T5Y+440bps), Callable 3/22/30 @ 100(c)(d) ...................... 250,000 247,568
BPCE SA, 6.51% (SOFR+279bps), 1/18/35, Callable 1/18/34 @ 100(a)(c) .............. 300,000 315,237
Brookfield Finance, Inc., 2.72%, 4/15/31, Callable 1/15/31 @ 100 .................... 500,000 448,396
Canadian Imperial Bank of Commerce
7.26%, 4/10/32(a) .................................................. 191,666 198,542
6.09%, 10/3/33, Callable 7/3/33 @ 100 ................................... 250,000 273,067
Commonwealth Bank of Australia, 2.69%, 3/11/31(a) ............................. 500,000 438,906
Credit Agricole SA
3.25%, 10/4/24(a) .................................................. 500,000 500,000
6.25% (SOFR+267bps), 1/10/35, Callable 1/10/34 @ 100(a)(c) .................. 250,000 267,188
Deutsche Bank AG
4.88% (USISOA05+255bps), 12/1/32, Callable 12/1/27 @ 100(c) ................ 500,000 493,317
5.40% (SOFR+205bps), 9/11/35, Callable 9/11/34 @ 100(c) .................... 250,000 251,783
HSBC Holdings PLC, 2.21% (SOFR+129bps), 8/17/29, Callable 8/17/28 @ 100(c) ........ 1,000,000 916,644
JAB Holdings BV, 4.50%, 4/8/52, Callable 10/8/51 @ 100(a) ....................... 250,000 200,257
Lloyds Banking Group PLC
1.63% (H15T1Y+85bps), 5/11/27, Callable 5/11/26 @ 100(c) ................... 1,000,000 955,581
7.95% (H15T1Y+375bps), 11/15/33, Callable 8/15/32 @ 100(c) ................. 303,000 354,324
Macquarie Airfinance Holdings Ltd.
5.15%, 3/17/30, Callable 2/17/30 @ 100(a) ................................ 112,000 112,171
6.50%, 3/26/31, Callable 1/26/31 @ 100(a) ................................ 42,000 44,293
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100(a)(c) ...... 500,000 437,167
Mizuho Financial Group, Inc., 5.58% (H15T1Y+130bps), 5/26/35, Callable 5/26/34 @ 100(c) 293,000 309,296
NatWest Group PLC, 1.64% (H15T1Y+90bps), 6/14/27, Callable 6/14/26 @ 100(c) ....... 1,000,000 953,258
QBE Insurance Group Ltd., 5.88% (H15T5Y+551bps), Callable 5/12/25 @ 100(a)(c)(d) .... 250,000 249,441
Societe Generale SA, 1.49% (H15T1Y+110bps), 12/14/26, Callable 12/14/25 @ 100(a)(c) ... 500,000 479,053
Standard Chartered PLC, 7.77% (H15T1Y+345bps), 11/16/28, Callable 11/16/27 @ 100(a)(c) 500,000 545,538
Sumitomo Mitsui Financial Group, Inc., 2.47%, 1/14/29 ........................... 250,000 231,641
The Bank of Nova Scotia, 4.50%, 12/16/25 .................................... 500,000 498,817
The Toronto-Dominion Bank, 3.63% (USSW5+221bps), 9/15/31, Callable 9/15/26 @ 100(c) . 500,000 490,749
UBS Group AG
4.28%, 1/9/28, Callable 1/9/27 @ 100(a) .................................. 217,000 215,303
3.09% (SOFR+173bps), 5/14/32, Callable 5/14/31 @ 100(a)(c) .................. 500,000 450,244
Westpac Banking Corp., 4.32% (USISOA05+224bps), 11/23/31, Callable 11/23/26 @ 100(c) . 500,000 496,405
14,157,711
Health Care (1.2%):
Olympus Corp., 2.14%, 12/8/26, Callable 11/8/26 @ 100(a) ........................ 152,000 144,801
Royalty Pharma PLC, 3.55%, 9/2/50, Callable 3/2/50 @ 100 ........................ 750,000 543,529

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Smith & Nephew PLC
2.03%, 10/14/30, Callable 7/14/30 @ 100 ................................. $ 475,000 $ 412,772
5.40%, 3/20/34, Callable 12/20/33 @ 100 ................................. 100,000 103,975
Takeda Pharmaceutical Co. Ltd., 5.65%, 7/5/54, Callable 1/5/54 @ 100 ................ 400,000 419,352
1,624,429
Industrials (1.7%):
Aircastle Ltd., 5.95%, 2/15/29, Callable 1/15/29 @ 100(a) .......................... 300,000 310,643
Element Fleet Management Corp., 6.32%, 12/4/28, Callable 11/4/28 @ 100(a) ........... 250,000 266,288
Ferguson Finance PLC
3.25%, 6/2/30, Callable 3/2/30 @ 100(a) .................................. 500,000 465,457
4.65%, 4/20/32, Callable 1/20/32 @ 100(a) ................................ 250,000 245,172
LG Energy Solution Ltd., 5.38%, 7/2/29(a)(b) .................................. 200,000 204,794
Pentair Finance SARL, 5.90%, 7/15/32, Callable 4/15/32 @ 100 ..................... 500,000 535,662
Trane Technologies Financing Ltd., 5.25%, 3/3/33, Callable 12/3/32 @ 100 ............. 250,000 262,730
2,290,746
Information Technology (1.0%):
NXP BV/NXP Funding LLC/NXP USA, Inc., 5.00%, 1/15/33, Callable 10/15/32 @ 100 .... 450,000 455,324
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100(a) ........................ 338,000 356,680
SK Hynix, Inc.
5.50%, 1/16/29(a) .................................................. 200,000 206,066
6.50%, 1/17/33(a) .................................................. 321,000 353,536
1,371,606
Materials (0.6%):
Alcoa Nederland Holding BV, 7.13%, 3/15/31, Callable 3/15/27 @ 103.56(a) ............ 37,000 39,393
ArcelorMittal SA, 6.80%, 11/29/32, Callable 8/29/32 @ 100 ........................ 250,000 278,842
CCL Industries, Inc., 3.25%, 10/1/26, Callable 7/1/26 @ 100(a) ...................... 500,000 488,066
806,301
Real Estate (0.3%):
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31, Callable 7/15/31 @
100(a) ........................................................... 504,000 433,274
Total Yankee Dollars (Cost $24,500,125) 23,748,361
U.S. Treasury Obligations (6.0%)
U.S. Treasury Bonds
3.88%, 5/15/43 .................................................... 1,300,000 1,251,860
4.50%, 2/15/44 .................................................... 750,000 782,578
3.38%, 5/15/44 .................................................... 1,300,000 1,155,375
3.38%, 11/15/48 .................................................... 500,000 433,281
4.13%, 8/15/53 .................................................... 2,000,000 1,992,188
U.S. Treasury Notes
1.13%, 1/15/25 .................................................... 500,000 495,020
4.25%, 10/15/25 .................................................... 500,000 501,484
1.63%, 11/30/26 .................................................... 1,200,000 1,150,125
4.50%, 4/15/27 .................................................... 200,000 204,359
1.38%, 12/31/28 .................................................... 500,000 456,992
Total U.S. Treasury Obligations (Cost $8,210,279) 8,423,262
Shares
Collateral for Securities Loaned (0.7%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.83%(e) ........ 258,497 258,497
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.85%(e) ............ 258,497 258,497
Invesco Government & Agency Portfolio, Institutional Shares, 4.84%(e) ............... 258,497 258,497
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.82%(e) . 258,497 258,497
Total Collateral for Securities Loaned (Cost $1,033,988) 1,033,988
Total Investments (Cost $146,768,307) — 99.4% 139,054,904
Other assets in excess of liabilities — 0.6% 772,946
NET ASSETS - 100.00% $ 139,827,850

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
At September 30, 2024, the Fund's investments in foreign securities were 17.0% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2024, the fair value of these securities was
$27,704,792 and amounted to 19.8% of net assets.
(b) All or a portion of this security is on loan.
(c) Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2024.
(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e) Rate disclosed is the daily yield on September 30, 2024.
bps
—
Basis points
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2024.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2024.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2024.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of September 30, 2024.
TSFR3M
—
3 month Term SOFR, rate disclosed as of September 30, 2024.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of September 30, 2024.
USSW5
—
USD 5 Year Swap Rate, rate disclosed as of September 30, 2024.

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF

(Unaudited)
Security Description Principal Amount Value
Corporate Bonds (20.8%)
Communication Services (1.2%):
AT&T, Inc.
4.25%, 3/1/27, Callable 12/1/26 @ 100 ................................... $ 34,000 $ 34,099
1.65%, 2/1/28, Callable 12/1/27 @ 100 ................................... 37,000 34,105
4.35%, 3/1/29, Callable 12/1/28 @ 100 ................................... 34,000 34,195
5.40%, 2/15/34, Callable 11/15/33 @ 100 .................................. 33,000 34,622
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 2/15/28, Callable 11/15/27 @ 100 .................................. 35,000 33,585
5.05%, 3/30/29, Callable 12/30/28 @ 100 ................................. 34,000 33,831
2.80%, 4/1/31, Callable 1/1/31 @ 100 .................................... 40,000 34,213
Comcast Corp.
3.55%, 5/1/28, Callable 2/1/28 @ 100 .................................... 49,000 48,070
3.40%, 4/1/30, Callable 1/1/30 @ 100 .................................... 50,000 47,944
Discovery Communications LLC, 3.95%, 3/20/28, Callable 12/20/27 @ 100 ............. 35,000 33,376
Paramount Global
4.00%, 1/15/26, Callable 10/15/25 @ 100 ................................. 34,000 33,580
3.38%, 2/15/28, Callable 11/15/27 @ 100 .................................. 37,000 34,837
T-Mobile US, Inc.
3.75%, 4/15/27, Callable 2/15/27 @ 100 .................................. 41,000 40,502
2.55%, 2/15/31, Callable 11/15/30 @ 100 .................................. 46,000 40,987
5.15%, 4/15/34, Callable 1/15/34 @ 100 .................................. 40,000 41,193
Verizon Communications, Inc.
4.33%, 9/21/28 .................................................... 41,000 41,186
1.75%, 1/20/31, Callable 10/20/30 @ 100 ................................. 49,000 41,789
2.55%, 3/21/31, Callable 12/21/30 @ 100 ................................. 31,000 27,691
Warnermedia Holdings, Inc., 4.28%, 3/15/32, Callable 12/15/31 @ 100 ................ 38,000 33,749
703,554
Consumer Discretionary (1.3%):
AutoNation, Inc., 3.85%, 3/1/32, Callable 12/1/31 @ 100 .......................... 37,000 34,123
AutoZone, Inc., 4.75%, 8/1/32, Callable 5/1/32 @ 100 ............................ 34,000 34,161
Brunswick Corp.
5.85%, 3/18/29, Callable 2/18/29 @ 100 .................................. 26,000 26,831
4.40%, 9/15/32, Callable 6/15/32 @ 100 .................................. 29,000 27,325
Choice Hotels International, Inc., 5.85%, 8/1/34, Callable 5/1/34 @ 100 ................ 30,000 30,902
D.R. Horton, Inc., 5.00%, 10/15/34, Callable 7/15/34 @ 100 ........................ 40,000 40,504
General Motors Financial Co., Inc., 5.85%, 4/6/30, Callable 2/6/30 @ 100 .............. 32,000 33,341
Genuine Parts Co.
6.50%, 11/1/28, Callable 10/1/28 @ 100 .................................. 25,000 26,939
2.75%, 2/1/32, Callable 11/1/31 @ 100 ................................... 31,000 27,099
Hasbro, Inc., 3.55%, 11/19/26, Callable 9/19/26 @ 100 ............................ 41,000 40,195
Las Vegas Sands Corp., 3.90%, 8/8/29, Callable 5/8/29 @ 100 ....................... 36,000 34,320
LKQ Corp., 5.75%, 6/15/28, Callable 5/15/28 @ 100 ............................. 26,000 26,980
Lowe's Cos., Inc.
2.63%, 4/1/31, Callable 1/1/31 @ 100 .................................... 46,000 41,338
5.00%, 4/15/33, Callable 1/15/33 @ 100 .................................. 40,000 41,217
Marriott International, Inc., 5.00%, 10/15/27, Callable 9/15/27 @ 100 ................. 33,000 33,678
O'Reilly Automotive, Inc.
3.60%, 9/1/27, Callable 6/1/27 @ 100 .................................... 35,000 34,464
5.00%, 8/19/34, Callable 5/19/34 @ 100 .................................. 25,000 25,294
PulteGroup, Inc.
5.00%, 1/15/27, Callable 10/15/26 @ 100 ................................. 27,000 27,370
6.38%, 5/15/33 .................................................... 25,000 27,508
Tapestry, Inc.
7.35%, 11/27/28, Callable 10/27/28 @ 100 ................................. 32,000 33,627
7.85%, 11/27/33, Callable 8/27/33 @ 100 .................................. 31,000 33,546
The Home Depot, Inc., 1.38%, 3/15/31, Callable 12/15/30 @ 100 .................... 41,000 34,511
Tractor Supply Co.
1.75%, 11/1/30, Callable 8/1/30 @ 100 ................................... 32,000 27,573
5.25%, 5/15/33, Callable 2/15/33 @ 100 .................................. 26,000 27,064
769,910

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Consumer Staples (1.2%):
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 1/23/29, Callable 10/23/28 @ 100 ................................. $ 33,000 $ 33,869
3.50%, 6/1/30, Callable 3/1/30 @ 100 .................................... 35,000 33,964
BAT Capital Corp.
3.22%, 9/6/26, Callable 7/6/26 @ 100 .................................... 35,000 34,256
6.42%, 8/2/33, Callable 5/2/33 @ 100 .................................... 31,000 34,022
Bunge Ltd. Finance Corp.
3.25%, 8/15/26, Callable 5/15/26 @ 100 .................................. 28,000 27,560
3.75%, 9/25/27, Callable 6/25/27 @ 100 .................................. 28,000 27,688
Campbell Soup Co., 4.15%, 3/15/28, Callable 12/15/27 @ 100 ...................... 34,000 34,007
Church & Dwight Co., Inc., 5.60%, 11/15/32, Callable 8/15/32 @ 100 ................. 32,000 34,418
Constellation Brands, Inc., 3.60%, 2/15/28, Callable 11/15/27 @ 100 .................. 35,000 34,203
Dollar General Corp., 5.20%, 7/5/28, Callable 6/5/28 @ 100 ........................ 33,000 33,720
General Mills, Inc., 5.50%, 10/17/28, Callable 9/17/28 @ 100 ....................... 39,000 40,835
Keurig Dr Pepper, Inc., 4.05%, 4/15/32, Callable 1/15/32 @ 100 ..................... 35,000 34,122
Keurig Dr. Pepper, Inc., 3.95%, 4/15/29, Callable 2/15/29 @ 100 ..................... 35,000 34,586
Kraft Heinz Foods Co., 4.25%, 3/1/31, Callable 12/1/30 @ 100 ...................... 35,000 34,900
McCormick & Co., Inc., 3.40%, 8/15/27, Callable 5/15/27 @ 100 .................... 35,000 34,286
Philip Morris International, Inc.
4.88%, 2/15/28, Callable 1/15/28 @ 100 .................................. 33,000 33,718
5.38%, 2/15/33, Callable 11/15/32 @ 100 .................................. 33,000 34,503
Sysco Corp., 3.30%, 7/15/26, Callable 4/15/26 @ 100 ............................. 34,000 33,441
The Estee Lauder Cos, Inc., 4.65%, 5/15/33, Callable 2/15/33 @ 100 .................. 34,000 34,404
The J.M. Smucker Co.
5.90%, 11/15/28, Callable 10/15/28 @ 100 ................................. 32,000 34,064
6.20%, 11/15/33, Callable 8/15/33 @ 100(a) ................................ 31,000 34,300
710,866
Energy (1.2%):
Apache Corp., 4.38%, 10/15/28, Callable 7/15/28 @ 100 ........................... 35,000 34,356
ConocoPhillips, 5.90%, 10/15/32 ............................................ 31,000 34,094
DCP Midstream Operating LP
5.63%, 7/15/27, Callable 4/15/27 @ 100 .................................. 33,000 33,952
3.25%, 2/15/32, Callable 8/15/31 @ 100 .................................. 38,000 33,775
Duke Energy Carolinas LLC, 6.00%, 12/1/28 ................................... 32,000 34,379
Energy Transfer LP
4.20%, 4/15/27, Callable 1/15/27 @ 100 .................................. 34,000 33,896
6.55%, 12/1/33, Callable 9/1/33 @ 100 ................................... 31,000 34,235
Enterprise Products Operating LLC, 4.95%, 2/15/35, Callable 11/15/34 @ 100 ........... 40,000 40,603
Helmerich & Payne, Inc., 5.50%, 12/1/34, Callable 9/1/34 @ 100(b) .................. 35,000 34,094
Kinder Morgan, Inc.
1.75%, 11/15/26, Callable 10/15/26 @ 100 ................................. 29,000 27,563
4.30%, 3/1/28, Callable 12/1/27 @ 100 ................................... 27,000 27,055
5.20%, 6/1/33, Callable 3/1/33 @ 100 .................................... 27,000 27,341
MPLX LP, 4.95%, 9/1/32, Callable 6/1/32 @ 100 ................................ 41,000 41,155
ONEOK, Inc., 5.05%, 11/1/34, Callable 8/1/34 @ 100 ............................. 35,000 34,840
Patterson-UTI Energy, Inc., 7.15%, 10/1/33, Callable 7/1/33 @ 100 ................... 25,000 26,921
Phillips 66 Co., 3.15%, 12/15/29, Callable 9/15/29 @ 100 .......................... 36,000 34,079
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29, Callable 9/15/29 @ 100 ................................. 36,000 34,238
3.80%, 9/15/30, Callable 6/15/30 @ 100 .................................. 36,000 34,320
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 1/15/28, Callable 11/4/24 @ 101.67 ................................ 27,000 27,017
5.50%, 3/1/30, Callable 3/1/25 @ 102.75 .................................. 26,000 26,492
Western Midstream Operating LP, 6.15%, 4/1/33, Callable 1/1/33 @ 100 ............... 32,000 33,827
688,232
Financials (6.9%):
Ally Financial, Inc., 7.10%, 11/15/27, Callable 10/15/27 @ 100 ...................... 32,000 33,921
Amcor Finance USA, Inc.
3.63%, 4/28/26, Callable 1/28/26 @ 100 .................................. 27,000 26,635
4.50%, 5/15/28, Callable 2/15/28 @ 100 .................................. 27,000 26,986

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
American Express Co.
3.95%, 8/1/25, Callable 7/1/25 @ 100 .................................... $ 34,000 $ 33,860
4.99% (SOFR+226bps), 5/26/33, Callable 2/26/32 @ 100(c) .................... 34,000 34,372
5.28% (SOFR+142bps), 7/26/35, Callable 7/26/34 @ 100(c) .................... 25,000 26,033
American Honda Finance Corp., 4.60%, 4/17/30 ................................. 33,000 33,454
Aon Corp./Aon Global Holdings PLC
2.85%, 5/28/27, Callable 4/28/27 @ 100 .................................. 42,000 40,760
4.50%, 12/15/28, Callable 9/15/28 @ 100 ................................. 40,000 40,256
5.00%, 9/12/32, Callable 6/12/32 @ 100 .................................. 40,000 41,012
Athene Holding Ltd., 4.13%, 1/12/28, Callable 10/12/27 @ 100 ...................... 34,000 33,554
Bank of America Corp.
6.22%, 9/15/26 .................................................... 52,000 54,003
5.93% (SOFR+134bps), 9/15/27, Callable 9/15/26 @ 100(c) .................... 52,000 53,547
4.18%, 11/25/27, Callable 11/25/26 @ 100 ................................. 55,000 54,843
3.42% (TSFR3M+130bps), 12/20/28, Callable 12/20/27 @ 100(c) ................ 56,000 54,494
2.69% (SOFR+132bps), 4/22/32, Callable 4/22/31 @ 100(c) .................... 62,000 55,279
5.29% (SOFR+191bps), 4/25/34, Callable 4/25/33 @ 100(c) .................... 53,000 55,030
Blue Owl Credit Income Corp., 4.70%, 2/8/27, Callable 1/8/27 @ 100 ................. 28,000 27,475
Brookfield Capital Finance LLC, 6.09%, 6/14/33, Callable 3/14/33 @ 100 .............. 32,000 34,597
Capital One Financial Corp.
3.75%, 7/28/26, Callable 6/28/26 @ 100 .................................. 27,000 26,630
4.93% (SOFR+206bps), 5/10/28, Callable 5/10/27 @ 100(c) .................... 27,000 27,315
5.82% (SOFR+260bps), 2/1/34, Callable 2/1/33 @ 100(c) ...................... 26,000 27,063
CDW LLC/CDW Finance Corp., 2.67%, 12/1/26, Callable 11/1/26 @ 100 .............. 35,000 33,707
Citigroup, Inc.
3.11% (SOFR+284bps), 4/8/26, Callable 4/8/25 @ 100(c) ...................... 34,000 33,669
4.13%, 7/25/28 .................................................... 34,000 33,700
3.98% (TSFR3M+160bps), 3/20/30, Callable 3/20/29 @ 100(c) .................. 35,000 34,282
4.41% (SOFR+391bps), 3/31/31, Callable 3/31/30 @ 100(c) .................... 35,000 34,744
6.17% (SOFR+266bps), 5/25/34, Callable 5/25/33 @ 100(c) .................... 32,000 34,148
Citizens Financial Group, Inc.
2.85%, 7/27/26, Callable 4/27/26 @ 100 .................................. 28,000 27,127
5.84% (SOFR+201bps), 1/23/30, Callable 1/23/29 @ 100(c) .................... 26,000 27,047
Corebridge Financial, Inc., 3.65%, 4/5/27, Callable 3/5/27 @ 100 .................... 34,000 33,447
Fifth Third Bancorp
1.71% (SOFR+69bps), 11/1/27, Callable 11/1/26 @ 100(c) ..................... 36,000 34,061
5.63% (SOFR+184bps), 1/29/32, Callable 1/29/31 @ 100(c) .................... 33,000 34,457
Fifth Third Bank NA, 2.25%, 2/1/27, Callable 1/1/27 @ 100 ........................ 36,000 34,379
First American Financial Corp., 2.40%, 8/15/31, Callable 5/15/31 @ 100 ............... 41,000 34,430
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100 ......................... 28,000 28,447
Fiserv, Inc.
3.50%, 7/1/29, Callable 4/1/29 @ 100 .................................... 36,000 34,775
5.60%, 3/2/33, Callable 12/2/32 @ 100 ................................... 33,000 34,944
Ford Motor Credit Co. LLC
4.39%, 1/8/26 ..................................................... 34,000 33,716
6.80%, 5/12/28, Callable 4/12/28 @ 100 .................................. 32,000 33,534
General Motors Financial Co., Inc., 2.70%, 8/20/27, Callable 6/20/27 @ 100 ............ 36,000 34,270
Global Payments, Inc.
4.80%, 4/1/26, Callable 1/1/26 @ 100 .................................... 33,000 33,065
5.40%, 8/15/32, Callable 5/15/32 @ 100 .................................. 33,000 33,893
Huntington Bancshares, Inc.
4.44% (SOFR+197bps), 8/4/28, Callable 8/4/27 @ 100(c) ...................... 34,000 34,061
5.02% (SOFR+205bps), 5/17/33, Callable 5/17/32 @ 100(c) .................... 35,000 34,715
JPMorgan Chase & Co.
4.13%, 12/15/26 .................................................... 54,000 53,976
1.47% (SOFR+77bps), 9/22/27, Callable 9/22/26 @ 100(c) ..................... 58,000 54,958
2.95% (SOFR+117bps), 2/24/28, Callable 2/24/27 @ 100(c) .................... 56,000 54,311
5.58% (SOFR+116bps), 4/22/30, Callable 4/22/29 @ 100(c) .................... 52,000 54,592
2.96% (TSFR3M+252bps), 5/13/31, Callable 5/13/30 @ 100(c) .................. 60,000 55,219
1.95% (SOFR+107bps), 2/4/32, Callable 2/4/31 @ 100(c) ...................... 65,000 55,822
6.25% (SOFR+181bps), 10/23/34, Callable 10/23/33 @ 100(c) .................. 49,000 54,495
KeyBank NA
3.90%, 4/13/29 .................................................... 44,000 42,009
5.00%, 1/26/33, Callable 10/26/32 @ 100 ................................. 29,000 28,735

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Lincoln National Corp., 3.05%, 1/15/30, Callable 10/15/29 @ 100 .................... $ 37,000 $ 34,340
M&T Bank Corp., 5.05% (SOFR+185bps), 1/27/34, Callable 1/27/33 @ 100(c) .......... 35,000 34,695
MetLife, Inc., 4.55%, 3/23/30, Callable 12/23/29 @ 100 ........................... 33,000 33,768
Morgan Stanley
4.35%, 9/8/26, MTN ................................................ 54,000 54,121
1.59% (SOFR+88bps), 5/4/27, Callable 5/4/26 @ 100(c) ....................... 57,000 54,557
6.30% (SOFR+224bps), 10/18/28, Callable 10/18/27 @ 100(c) .................. 38,000 40,187
4.43% (TSFR3M+189bps), 1/23/30, Callable 1/23/29 @ 100(c) .................. 41,000 41,094
1.93% (SOFR+102bps), 4/28/32, Callable 4/28/31 @ 100, MTN(c) ............... 65,000 55,126
6.34% (SOFR+256bps), 10/18/33, Callable 10/18/32 @ 100(c) .................. 49,000 54,475
5.25% (SOFR+187bps), 4/21/34, Callable 4/21/33 @ 100(c) .................... 53,000 54,750
NextEra Energy Capital Holdings, Inc.
4.95%, 1/29/26 .................................................... 27,000 27,272
3.55%, 5/1/27, Callable 2/1/27 @ 100 .................................... 28,000 27,606
1.90%, 6/15/28, Callable 4/15/28 @ 100 .................................. 37,000 34,110
5.25%, 3/15/34, Callable 12/15/33 @ 100 ................................. 27,000 28,031
Northern Trust Corp.
4.00%, 5/10/27, Callable 4/10/27 @ 100 .................................. 34,000 34,031
6.13%, 11/2/32, Callable 8/2/32 @ 100 ................................... 31,000 34,222
PNC Bank NA, 4.05%, 7/26/28 ............................................. 35,000 34,760
PPL Capital Funding, Inc., 5.25%, 9/1/34, Callable 6/1/34 @ 100 ..................... 35,000 36,030
Primerica, Inc., 2.80%, 11/19/31, Callable 8/19/31 @ 100 .......................... 31,000 27,262
Prudential Financial, Inc., 3.88%, 3/27/28, Callable 12/27/27 @ 100, MTN .............. 34,000 33,670
Reinsurance Group of America, Inc., 3.90%, 5/15/29, Callable 2/15/29 @ 100 ........... 35,000 34,203
Santander Holdings USA, Inc., 6.57% (SOFR+270bps), 6/12/29, Callable 6/12/28 @ 100(c) . 32,000 33,576
State Street Corp., 5.16% (SOFR+189bps), 5/18/34, Callable 5/18/33 @ 100(c) .......... 33,000 34,290
Stewart Information Services Corp., 3.60%, 11/15/31, Callable 8/15/31 @ 100 ........... 40,000 35,066
The Allstate Corp.
3.28%, 12/15/26, Callable 9/15/26 @ 100 ................................. 28,000 27,521
1.45%, 12/15/30, Callable 9/15/30 @ 100 ................................. 33,000 27,682
The Bank of New York Mellon Corp., 5.83% (SOFRINDX+207bps), 10/25/33, Callable
10/25/32 @ 100, MTN(c) ............................................. 32,000 34,658
The Charles Schwab Corp.
2.45%, 3/3/27, Callable 2/3/27 @ 100 .................................... 28,000 26,888
5.85% (SOFR+250bps), 5/19/34, Callable 5/19/33 @ 100(c) .................... 26,000 27,841
The Goldman Sachs Group, Inc.
1.95% (SOFR+91bps), 10/21/27, Callable 10/21/26 @ 100(c) ................... 36,000 34,321
3.62% (SOFR+185bps), 3/15/28, Callable 3/15/27 @ 100(c) .................... 34,000 33,452
6.48% (SOFR+177bps), 10/24/29, Callable 10/24/28 @ 100(c) .................. 32,000 34,461
2.60%, 2/7/30, Callable 11/7/29 @ 100 ................................... 38,000 34,868
3.10% (SOFR+141bps), 2/24/33, Callable 2/24/32 @ 100(c) .................... 38,000 34,183
The PNC Financial Services Group, Inc.
5.81% (SOFR+132bps), 6/12/26, Callable 6/12/25 @ 100(c) .................... 26,000 26,168
6.62% (SOFRINDX+173bps), 10/20/27, Callable 10/20/26 @ 100(c) .............. 26,000 27,172
2.55%, 1/22/30, Callable 10/24/29 @ 100 ................................. 45,000 41,270
5.68% (SOFR+190bps), 1/22/35, Callable 1/22/34 @ 100(c) .................... 26,000 27,575
Toyota Motor Credit Corp., 4.80%, 1/5/34, MTN ................................ 34,000 34,654
Truist Financial Corp.
1.89% (SOFR+86bps), 6/7/29, Callable 6/7/28 @ 100, MTN(c) .................. 45,000 41,134
5.44% (SOFR+162bps), 1/24/30, Callable 1/24/29 @ 100, MTN(c) ............... 40,000 41,408
5.12% (SOFR+185bps), 1/26/34, Callable 1/26/33 @ 100, MTN(c) ............... 41,000 41,447
U.S. Bancorp
3.95%, 11/17/25, Callable 10/17/25 @ 100, MTN ............................ 34,000 33,902
3.10%, 4/27/26, Callable 3/27/26 @ 100, MTN ............................. 34,000 33,384
5.78% (SOFR+202bps), 6/12/29, Callable 6/12/28 @ 100(c) .................... 32,000 33,530
4.97% (SOFR+211bps), 7/22/33, Callable 7/22/32 @ 100(c) .................... 35,000 34,931
Wells Fargo & Co.
4.10%, 6/3/26, MTN ................................................ 34,000 33,880
5.20% (SOFR+150bps), 1/23/30, Callable 1/22/29 @ 100(c) .................... 40,000 41,236
2.88% (TSFR3M+143bps), 10/30/30, Callable 10/30/29 @ 100, MTN(c) ........... 37,000 34,322
2.57% (TSFR3M+126bps), 2/11/31, Callable 2/11/30 @ 100, MTN(c) ............. 38,000 34,510
5.50% (SOFR+178bps), 1/23/35, Callable 1/23/34 @ 100(c) .................... 39,000 40,891
Wells Fargo Bank NA, 4.81%, 1/15/26, Callable 12/14/25 @ 100 ..................... 40,000 40,301

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Willis North America, Inc., 4.65%, 6/15/27, Callable 5/15/27 @ 100 .................. $ 34,000 $ 34,288
3,962,974
Health Care (2.1%):
AbbVie, Inc.
3.20%, 11/21/29, Callable 8/21/29 @ 100 .................................. 36,000 34,419
4.95%, 3/15/31, Callable 1/15/31 @ 100 .................................. 33,000 34,294
5.05%, 3/15/34, Callable 12/15/33 @ 100 ................................. 33,000 34,467
Amgen, Inc.
1.65%, 8/15/28, Callable 6/15/28 @ 100 .................................. 38,000 34,592
5.25%, 3/2/30, Callable 1/2/30 @ 100 .................................... 33,000 34,414
2.00%, 1/15/32, Callable 10/15/31 @ 100 ................................. 41,000 34,794
Baxter International, Inc.
2.60%, 8/15/26, Callable 5/15/26 @ 100 .................................. 28,000 27,129
2.54%, 2/1/32, Callable 11/1/31 @ 100 ................................... 32,000 27,738
Becton Dickinson & Co., 4.69%, 2/13/28, Callable 1/13/28 @ 100 .................... 33,000 33,410
Bio-Rad Laboratories, Inc., 3.30%, 3/15/27, Callable 2/15/27 @ 100 .................. 35,000 34,114
Bristol-Myers Squibb Co.
3.45%, 11/15/27, Callable 8/15/27 @ 100 .................................. 41,000 40,478
5.10%, 2/22/31, Callable 12/22/30 @ 100 ................................. 39,000 40,840
5.90%, 11/15/33, Callable 8/15/33 @ 100 .................................. 37,000 40,890
Centene Corp., 4.25%, 12/15/27, Callable 10/21/24 @ 101.42 ....................... 41,000 40,289
CVS Health Corp.
3.63%, 4/1/27, Callable 2/1/27 @ 100 .................................... 34,000 33,524
1.30%, 8/21/27, Callable 6/21/27 @ 100 .................................. 30,000 27,569
1.75%, 8/21/30, Callable 5/21/30 @ 100 .................................. 32,000 27,262
5.30%, 6/1/33, Callable 3/1/33 @ 100 .................................... 27,000 27,586
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100 .................... 38,000 34,888
Elevance Health, Inc.
1.50%, 3/15/26, Callable 2/15/26 @ 100 .................................. 28,000 26,932
4.10%, 3/1/28, Callable 12/1/27 @ 100 ................................... 27,000 26,887
HCA, Inc.
5.38%, 9/1/26, Callable 3/1/26 @ 100 .................................... 26,000 26,291
4.13%, 6/15/29, Callable 3/15/29 @ 100 .................................. 28,000 27,568
5.60%, 4/1/34, Callable 1/1/34 @ 100 .................................... 26,000 27,095
Humana, Inc.
5.75%, 12/1/28, Callable 11/1/28 @ 100 .................................. 32,000 33,644
5.88%, 3/1/33, Callable 12/1/32 @ 100 ................................... 32,000 33,956
Pfizer, Inc.
2.63%, 4/1/30, Callable 1/1/30 @ 100 .................................... 37,000 34,327
1.75%, 8/18/31, Callable 5/18/31 @ 100 .................................. 40,000 34,299
Revvity , Inc.
3.30%, 9/15/29, Callable 6/15/29 @ 100 .................................. 29,000 27,387
2.55%, 3/15/31, Callable 12/15/30 @ 100 ................................. 31,000 27,142
Solventum Corp.
5.45%, 2/25/27, Callable 1/25/27 @ 100(b) ................................ 26,000 26,539
5.40%, 3/1/29, Callable 2/1/29 @ 100(b) .................................. 26,000 26,749
5.60%, 3/23/34, Callable 12/23/33 @ 100(b) ............................... 27,000 27,968
The Cigna Group
5.69%, 3/15/26, Callable 10/15/24 @ 100 ................................. 26,000 26,000
3.40%, 3/1/27, Callable 12/1/26 @ 100 ................................... 34,000 33,378
2.40%, 3/15/30, Callable 12/15/29 @ 100 ................................. 30,000 27,154
Universal Health Services, Inc.
2.65%, 10/15/30, Callable 7/15/30 @ 100 ................................. 31,000 27,667
2.65%, 1/15/32, Callable 10/15/31 @ 100 ................................. 32,000 27,564
1,191,244
Industrials (1.6%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100 ................ 40,000 35,039
AGCO Corp., 5.80%, 3/21/34, Callable 12/21/33 @ 100 ........................... 39,000 40,788
Air Lease Corp.
3.00%, 2/1/30, Callable 11/1/29 @ 100, MTN .............................. 37,000 34,097
2.88%, 1/15/32, Callable 10/15/31 @ 100, MTN ............................. 39,000 34,351
American Airlines Pass Through Trust, 3.58%, 1/15/28 ............................ 30,971 29,884

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100 ......................... $ 37,000 $ 34,025
Carrier Global Corp.
2.49%, 2/15/27, Callable 12/15/26 @ 100 ................................. 35,000 33,817
2.72%, 2/15/30, Callable 11/15/29 @ 100 .................................. 37,000 34,177
Concentrix Corp., 6.85%, 8/2/33, Callable 5/2/33 @ 100(a) ......................... 33,000 34,179
FedEx Corp.
3.40%, 2/15/28, Callable 11/15/27 @ 100 .................................. 28,000 27,329
4.90%, 1/15/34 .................................................... 27,000 27,546
Fortune Brands Innovations, Inc., 3.25%, 9/15/29, Callable 6/15/29 @ 100 .............. 36,000 34,003
GXO Logistics, Inc., 2.65%, 7/15/31, Callable 4/15/31 @ 100 ....................... 49,000 41,760
HEICO Corp., 5.25%, 8/1/28, Callable 7/1/28 @ 100 ............................. 33,000 34,060
Hubbell, Inc., 3.50%, 2/15/28, Callable 11/15/27 @ 100 ........................... 35,000 34,154
Leidos , Inc., 5.75%, 3/15/33, Callable 12/15/32 @ 100 ............................ 32,000 33,680
Otis Worldwide Corp., 2.57%, 2/15/30, Callable 11/15/29 @ 100 ..................... 37,000 33,872
Quanta Services, Inc., 2.90%, 10/1/30, Callable 7/1/30 @ 100 ....................... 37,000 34,052
RTX Corp.
4.13%, 11/16/28, Callable 8/16/28 @ 100 .................................. 34,000 33,896
2.25%, 7/1/30, Callable 4/1/30 @ 100 .................................... 39,000 35,012
Ryder System, Inc.
2.85%, 3/1/27, Callable 2/1/27 @ 100, MTN ............................... 35,000 33,837
5.25%, 6/1/28, Callable 5/1/28 @ 100, MTN ............................... 26,000 26,811
The Boeing Co.
6.26%, 5/1/27, Callable 4/1/27 @ 100(b) .................................. 33,000 34,092
5.15%, 5/1/30, Callable 2/1/30 @ 100 .................................... 34,000 34,076
3.63%, 2/1/31, Callable 11/1/30 @ 100 ................................... 38,000 34,805
The Timken Co., 4.50%, 12/15/28, Callable 9/15/28 @ 100 ......................... 34,000 33,977
Union Pacific Corp.
6.63%, 2/1/29 ..................................................... 31,000 34,151
2.80%, 2/14/32, Callable 12/15/31 @ 100 ................................. 38,000 34,568
946,038
Information Technology (1.7%):
Arrow Electronics, Inc., 3.88%, 1/12/28, Callable 10/12/27 @ 100 .................... 35,000 34,194
Autodesk, Inc.
3.50%, 6/15/27, Callable 3/15/27 @ 100 .................................. 34,000 33,429
2.40%, 12/15/31, Callable 9/15/31 @ 100 ................................. 40,000 35,017
Broadcom, Inc.
4.11%, 9/15/28, Callable 6/15/28 @ 100 .................................. 34,000 33,898
4.75%, 4/15/29, Callable 1/15/29 @ 100 .................................. 33,000 33,513
4.15%, 11/15/30, Callable 8/15/30 @ 100 .................................. 35,000 34,433
3.42%, 4/15/33, Callable 1/15/33 @ 100(b) ................................ 38,000 34,521
Dell International LLC/EMC Corp.
5.25%, 2/1/28, Callable 1/1/28 @ 100 .................................... 33,000 34,082
5.30%, 10/1/29, Callable 7/1/29 @ 100 ................................... 33,000 34,335
5.75%, 2/1/33, Callable 11/1/32 @ 100 ................................... 32,000 34,338
Hewlett Packard Enterprise Co., 5.00%, 10/15/34, Callable 7/15/34 @ 100 .............. 30,000 29,706
HP, Inc., 1.45%, 6/17/26, Callable 5/17/26 @ 100 ................................ 36,000 34,324
Jabil, Inc.
4.25%, 5/15/27, Callable 4/15/27 @ 100 .................................. 27,000 26,837
3.00%, 1/15/31, Callable 10/15/30 @ 100 ................................. 31,000 27,811
KLA Corp., 4.65%, 7/15/32, Callable 4/15/32 @ 100 ............................. 34,000 34,795
Lam Research Corp., 1.90%, 6/15/30, Callable 3/15/30 @ 100 ....................... 39,000 34,457
Marvell Technology, Inc., 2.45%, 4/15/28, Callable 2/15/28 @ 100 ................... 36,000 33,591
Micron Technology, Inc.
4.19%, 2/15/27, Callable 12/15/26 @ 100 ................................. 34,000 33,903
5.88%, 2/9/33, Callable 11/9/32 @ 100 ................................... 32,000 34,177
Oracle Corp.
1.65%, 3/25/26, Callable 2/25/26 @ 100 .................................. 42,000 40,374
2.65%, 7/15/26, Callable 4/15/26 @ 100 .................................. 42,000 40,846
2.88%, 3/25/31, Callable 12/25/30 @ 100 ................................. 46,000 41,842
4.90%, 2/6/33, Callable 11/6/32 @ 100 ................................... 40,000 40,699
Qorvo , Inc., 4.38%, 10/15/29, Callable 11/4/24 @ 102.19 .......................... 35,000 33,932
Teledyne Technologies, Inc., 2.25%, 4/1/28, Callable 2/1/28 @ 100 ................... 29,000 27,062

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
TSMC Arizona Corp.
3.88%, 4/22/27, Callable 3/22/27 @ 100 .................................. $ 34,000 $ 33,708
2.50%, 10/25/31, Callable 7/25/31 @ 100 ................................. 39,000 34,426
Workday, Inc.
3.70%, 4/1/29, Callable 2/1/29 @ 100 .................................... 35,000 34,191
3.80%, 4/1/32, Callable 1/1/32 @ 100 .................................... 37,000 35,071
993,512
Materials (0.7%):
Albemarle Corp., 4.65%, 6/1/27, Callable 5/1/27 @ 100 ........................... 20,000 20,097
AptarGroup, Inc., 3.60%, 3/15/32, Callable 12/15/31 @ 100 ........................ 38,000 34,666
Avery Dennison Corp., 4.88%, 12/6/28, Callable 9/6/28 @ 100 ...................... 33,000 33,626
Eagle Materials, Inc., 2.50%, 7/1/31, Callable 4/1/31 @ 100 ........................ 39,000 34,524
Freeport-McMoRan, Inc.
4.13%, 3/1/28, Callable 11/4/24 @ 101.38 ................................. 27,000 26,643
4.63%, 8/1/30, Callable 8/1/25 @ 102.31 .................................. 27,000 26,978
Huntsman International LLC, 5.70%, 10/15/34, Callable 7/15/34 @ 100 ................ 25,000 24,795
LYB International Finance III LLC
2.25%, 10/1/30, Callable 7/1/30 @ 100 ................................... 31,000 27,471
5.63%, 5/15/33, Callable 2/15/33 @ 100 .................................. 26,000 27,666
Packaging Corp. of America, 3.40%, 12/15/27, Callable 9/15/27 @ 100 ................ 35,000 34,153
Reliance, Inc., 2.15%, 8/15/30, Callable 5/15/30 @ 100 ............................ 39,000 34,340
The Dow Chemical Co.
2.10%, 11/15/30, Callable 8/15/30 @ 100 .................................. 31,000 27,547
6.30%, 3/15/33, Callable 12/15/32 @ 100 ................................. 19,000 20,975
WRKCo , Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100 ............................ 31,000 27,238
400,719
Real Estate (1.2%):
Alexandria Real Estate Equities, Inc., 3.80%, 4/15/26, Callable 2/15/26 @ 100 ........... 34,000 33,723
Boston Properties LP, 2.55%, 4/1/32, Callable 1/1/32 @ 100 ........................ 42,000 34,974
CBRE Services, Inc., 5.50%, 4/1/29, Callable 3/1/29 @ 100 ........................ 26,000 27,118
Crown Castle, Inc.
4.30%, 2/15/29, Callable 11/15/28 @ 100 .................................. 41,000 40,637
2.25%, 1/15/31, Callable 10/15/30 @ 100 ................................. 48,000 41,622
DOC DR LLC, 2.63%, 11/1/31, Callable 8/1/31 @ 100 ............................ 40,000 34,892
ERP Operating LP
2.85%, 11/1/26, Callable 8/1/26 @ 100 ................................... 35,000 34,126
3.00%, 7/1/29, Callable 4/1/29 @ 100 .................................... 36,000 34,020
Essex Portfolio LP, 1.70%, 3/1/28, Callable 1/1/28 @ 100 .......................... 45,000 41,209
GLP Capital LP/GLP Financing II, Inc.
5.38%, 4/15/26, Callable 1/15/26 @ 100 .................................. 27,000 27,118
3.25%, 1/15/32, Callable 10/15/31 @ 100 ................................. 31,000 27,423
5.63%, 9/15/34, Callable 6/15/34 @ 100 .................................. 10,000 10,222
Highwoods Realty LP, 2.60%, 2/1/31, Callable 11/1/30 @ 100 ....................... 33,000 28,127
Host Hotels & Resorts LP
3.38%, 12/15/29, Callable 9/15/29 @ 100 ................................. 37,000 34,478
3.50%, 9/15/30, Callable 6/15/30 @ 100 .................................. 37,000 34,278
Kilroy Realty LP, 3.05%, 2/15/30, Callable 11/15/29 @ 100 ........................ 31,000 27,711
Phillips Edison Grocery Center Operating Partnership LP, 4.95%, 1/15/35, Callable 10/15/34
@ 100 ........................................................... 35,000 34,377
Regency Centers LP, 3.60%, 2/1/27, Callable 11/1/26 @ 100 ........................ 34,000 33,456
Retail Opportunity Investments Partnership LP, 6.75%, 10/15/28, Callable 9/15/28 @ 100 ... 25,000 26,845
Simon Property Group LP, 2.20%, 2/1/31, Callable 11/1/30 @ 100 .................... 48,000 42,095
VICI Properties LP, 4.75%, 2/15/28, Callable 1/15/28 @ 100 ........................ 34,000 34,144
682,595
Utilities (1.7%):
AEP Texas, Inc., 3.95%, 6/1/28, Callable 3/1/28 @ 100 ............................ 35,000 34,532
Ameren Corp., 1.95%, 3/15/27, Callable 2/15/27 @ 100 ........................... 36,000 34,117
Arizona Public Service Co.
2.60%, 8/15/29, Callable 5/15/29 @ 100 .................................. 37,000 34,226
5.55%, 8/1/33, Callable 5/1/33 @ 100 .................................... 33,000 34,428

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
DTE Electric Co.
1.90%, 4/1/28, Callable 2/1/28 @ 100 .................................... $ 44,000 $ 40,918
5.20%, 4/1/33, Callable 1/1/33 @ 100 .................................... 39,000 40,870
Duke Energy Carolinas LLC, 3.95%, 11/15/28, Callable 8/15/28 @ 100 ................ 34,000 33,896
Duke Energy Corp., 2.65%, 9/1/26, Callable 6/1/26 @ 100 ......................... 35,000 34,053
Duke Energy Florida LLC, 3.80%, 7/15/28, Callable 4/15/28 @ 100 .................. 41,000 40,634
Entergy Corp.
2.95%, 9/1/26, Callable 6/1/26 @ 100 .................................... 42,000 41,006
2.40%, 6/15/31, Callable 3/5/31 @ 100 ................................... 48,000 41,805
Entergy Louisiana LLC, 3.12%, 9/1/27, Callable 6/1/27 @ 100 ...................... 35,000 34,179
Exelon Corp.
5.15%, 3/15/28, Callable 2/15/28 @ 100 .................................. 26,000 26,713
4.05%, 4/15/30, Callable 1/15/30 @ 100 .................................. 28,000 27,574
Florida Power & Light Co.
3.30%, 5/30/27, Callable 2/28/27 @ 100 .................................. 28,000 27,503
2.45%, 2/3/32, Callable 11/3/31 @ 100 ................................... 31,000 27,411
ITC Holdings Corp., 3.35%, 11/15/27, Callable 8/15/27 @ 100 ...................... 42,000 40,928
MidAmerican Energy Co., 3.65%, 4/15/29, Callable 1/15/29 @ 100 ................... 35,000 34,382
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/29, Callable 12/15/28 @ 100 ............ 32,000 33,928
Piedmont Natural Gas Co., Inc., 3.50%, 6/1/29, Callable 3/1/29 @ 100 ................. 36,000 34,815
Potomac Electric Power Co., 5.20%, 3/15/34, Callable 12/15/33 @ 100 ................ 33,000 34,546
The Southern Co.
3.25%, 7/1/26, Callable 4/1/26 @ 100 .................................... 34,000 33,433
4.85%, 6/15/28, Callable 4/15/28 @ 100 .................................. 33,000 33,804
3.70%, 4/30/30, Callable 1/30/30 @ 100 .................................. 36,000 34,802
5.70%, 10/15/32, Callable 4/15/32 @ 100 ................................. 32,000 34,307
Union Electric Co.
2.95%, 6/15/27, Callable 3/15/27 @ 100 .................................. 21,000 20,410
2.15%, 3/15/32, Callable 12/15/31 @ 100 ................................. 24,000 20,558
Wisconsin Electric Power Co., 1.70%, 6/15/28, Callable 4/15/28 @ 100 ................ 37,000 33,945
Xcel Energy, Inc., 2.35%, 11/15/31, Callable 5/15/31 @ 100 ........................ 49,000 41,985
985,708
Total Corporate Bonds (Cost $11,669,941) 12,035,352
Yankee Dollars (3.2%)
Communication Services (0.2%):
Rogers Communications, Inc.
5.00%, 2/15/29, Callable 1/15/29 @ 100 .................................. 40,000 40,828
3.80%, 3/15/32, Callable 12/15/31 @ 100 ................................. 44,000 40,834
81,662
Consumer Staples (0.1%):
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
5.50%, 1/15/30, Callable 1/15/25 @ 102.75 ................................ 27,000 27,351
5.75%, 4/1/33, Callable 1/1/33 @ 100 .................................... 33,000 34,170
61,521
Energy (0.1%):
Shell International Finance BV, 2.75%, 4/6/30, Callable 1/6/30 @ 100 ................. 30,000 27,930
TransCanada PipeLines Ltd., 6.20%, 3/9/26, Callable 10/31/24 @ 100 ................. 33,000 33,017
60,947
Financials (2.2%):
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust
1.75%, 1/30/26, Callable 12/30/25 @ 100 ................................. 28,000 26,985
3.00%, 10/29/28, Callable 8/29/28 @ 100 ................................. 29,000 27,394
3.30%, 1/30/32, Callable 10/30/31 @ 100 ................................. 31,000 27,938
Banco Santander SA
2.96%, 3/25/31 .................................................... 38,000 34,432
6.92%, 8/8/33 ..................................................... 31,000 34,265
Barclays PLC
2.85% (SOFR+271bps), 5/7/26, Callable 5/7/25 @ 100(c) ...................... 34,000 33,557

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
2.28% (H15T1Y+105bps), 11/24/27, Callable 11/24/26 @ 100(c) ................ $ 36,000 $ 34,334
4.84%, 5/9/28, Callable 5/7/27 @ 100 .................................... 34,000 34,021
5.09% (US0003M+305bps), 6/20/30, Callable 6/20/29 @ 100(c)(d) ............... 34,000 34,098
6.22% (SOFR+298bps), 5/9/34, Callable 5/9/33 @ 100(c) ...................... 32,000 34,452
Brookfield Finance, Inc., 3.90%, 1/25/28, Callable 10/25/27 @ 100 ................... 28,000 27,616
Deutsche Bank AG
5.37%, 9/9/27 ..................................................... 33,000 33,976
6.82% (SOFR+251bps), 11/20/29, Callable 11/20/28 @ 100(c) .................. 32,000 34,414
7.08% (SOFR+365bps), 2/10/34, Callable 11/10/32 @ 100(c) ................... 32,000 34,514
HSBC Holdings PLC
2.25% (SOFR+110bps), 11/22/27, Callable 11/22/26 @ 100(c) .................. 43,000 41,034
6.16% (SOFR+197bps), 3/9/29, Callable 3/9/28 @ 100(c) ...................... 39,000 41,047
2.21% (SOFR+129bps), 8/17/29, Callable 8/17/28 @ 100(c) .................... 45,000 41,249
7.40% (SOFR+302bps), 11/13/34, Callable 11/13/33 @ 100(c) .................. 36,000 41,346
Lloyds Banking Group PLC
1.63% (H15T1Y+85bps), 5/11/27, Callable 5/11/26 @ 100(c) ................... 36,000 34,401
5.87% (H15T1Y+170bps), 3/6/29, Callable 3/6/28 @ 100(c) .................... 32,000 33,365
7.95% (H15T1Y+375bps), 11/15/33, Callable 8/15/32 @ 100(c) ................. 29,000 33,912
5.68% (H15T1Y+175bps), 1/5/35, Callable 1/5/34 @ 100(c) .................... 33,000 34,744
Mitsubishi UFJ Financial Group, Inc.
5.02% (H15T1Y+195bps), 7/20/28, Callable 7/20/27 @ 100(c) .................. 33,000 33,650
5.35% (H15T1Y+190bps), 9/13/28, Callable 9/13/27 @ 100(c) .................. 33,000 33,990
3.74%, 3/7/29 ..................................................... 35,000 34,423
NatWest Group PLC
4.89% (US0003M+175bps), 5/18/29, Callable 5/18/28 @ 100(c)(d) ............... 34,000 34,347
5.08% (US0003M+191bps), 1/27/30, Callable 1/27/29 @ 100(c)(d) ............... 33,000 33,613
Pfizer Investment Enterprises Pte Ltd., 4.45%, 5/19/28, Callable 4/19/28 @ 100 .......... 33,000 33,488
Santander UK Group Holdings PLC, 2.90% (SOFR+148bps), 3/15/32, Callable 3/15/31 @
100(c) ........................................................... 39,000 34,665
Sumitomo Mitsui Financial Group, Inc.
2.47%, 1/14/29 .................................................... 44,000 40,769
5.77%, 1/13/33 .................................................... 38,000 40,857
The Bank of Nova Scotia, 4.50%, 12/16/25 .................................... 34,000 33,920
The Toronto-Dominion Bank, 3.63% (USSW5+221bps), 9/15/31, Callable 9/15/26 @ 100(c) . 55,000 53,982
UBS AG
1.25%, 6/1/26 ..................................................... 36,000 34,323
5.65%, 9/11/28 ..................................................... 32,000 33,574
Westpac Banking Corp., 4.32% (USISOA05+224bps), 11/23/31, Callable 11/23/26 @ 100(c) . 34,000 33,756
1,262,451
Health Care (0.2%):
Royalty Pharma PLC
1.75%, 9/2/27, Callable 7/2/27 @ 100 .................................... 29,000 27,022
2.15%, 9/2/31, Callable 6/2/31 @ 100 .................................... 33,000 28,110
Smith & Nephew PLC, 2.03%, 10/14/30, Callable 7/14/30 @ 100 .................... 40,000 34,760
89,892
Industrials (0.2%):
Aircastle Ltd., 4.25%, 6/15/26, Callable 4/15/26 @ 100 ............................ 34,000 33,750
Pentair Finance Sarl , 4.50%, 7/1/29, Callable 4/1/29 @ 100 ......................... 34,000 33,862
Pentair Finance SARL, 5.90%, 7/15/32, Callable 4/15/32 @ 100 ..................... 32,000 34,282
Trane Technologies Financing Ltd., 5.25%, 3/3/33, Callable 12/3/32 @ 100 ............. 32,000 33,629
135,523
Information Technology (0.1%):
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 6/18/29, Callable 3/18/29 @ 100 .................................. 34,000 33,837
5.00%, 1/15/33, Callable 10/15/32 @ 100 ................................. 34,000 34,402
68,239
Materials (0.1%):
ArcelorMittal SA
4.25%, 7/16/29 .................................................... 34,000 33,795

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
6.80%, 11/29/32, Callable 8/29/32 @ 100 .................................. $ 31,000 $ 34,577
68,372
Total Yankee Dollars (Cost $1,772,543) 1,828,607
U.S. Treasury Obligations (74.6%)
U.S. Treasury Bonds
4.25%, 5/15/39 .................................................... 850,000 878,422
2.50%, 2/15/45 .................................................... 3,830,000 2,927,556
1.63%, 11/15/50 .................................................... 7,440,000 4,374,487
2.88%, 5/15/52 .................................................... 3,380,000 2,647,491
4.25%, 2/15/54 .................................................... 2,375,000 2,421,016
U.S. Treasury Notes
2.63%, 5/31/27 .................................................... 1,575,000 1,536,732
3.63%, 5/31/28 .................................................... 4,120,000 4,126,437
1.88%, 2/28/29 .................................................... 5,550,000 5,167,137
3.75%, 6/30/30 .................................................... 2,170,000 2,184,241
3.75%, 12/31/30 .................................................... 2,180,000 2,193,114
4.13%, 3/31/31 .................................................... 930,000 955,430
2.88%, 5/15/32 .................................................... 5,400,000 5,106,375
4.13%, 11/15/32 .................................................... 2,990,000 3,075,962
4.50%, 11/15/33 .................................................... 2,700,000 2,851,875
4.00%, 2/15/34 .................................................... 2,615,000 2,660,354
Total U.S. Treasury Obligations (Cost $41,604,763) 43,106,629
Shares
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.83%(e) ........ 15,536 15,536
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.85%(e) ............ 15,536 15,536
Invesco Government & Agency Portfolio, Institutional Shares, 4.84%(e) ............... 15,536 15,536
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.82%(e) . 15,536 15,536
Total Collateral for Securities Loaned (Cost $62,144) 62,144
Total Investments (Cost $55,109,391) — 98.7% 57,032,732
Other assets in excess of liabilities — 1.3% 757,222
NET ASSETS - 100.00% $ 57,789,954
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2024, the fair value of these securities was
$183,963 and amounted to 0.3% of net assets.
(c) Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2024.
(d) Securities referencing LIBOR are expected to transition to an alternative reference rate by the security's next scheduled coupon reset date.
(e) Rate disclosed is the daily yield on September 30, 2024.
bps
—
Basis points
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2024.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
LIBOR
—
London Interbank Offered Rate
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of September 30, 2024.
TSFR3M
—
3 month Term SOFR, rate disclosed as of September 30, 2024.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of September 30, 2024, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of September 30, 2024.
USSW5
—
USD 5 Year Swap Rate, rate disclosed as of September 30, 2024.

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios II
VictoryShares US Value Momentum ETF

(Unaudited)
Security Description Shares Value
Common Stocks (99.5%)
Communication Services (5.2%):
Alphabet, Inc. , Class A ................................................... 7,342 $ 1,217,671
AT&T, Inc. ........................................................... 83,595 1,839,090
Fox Corp. , Class A ...................................................... 37,994 1,608,286
Meta Platforms, Inc. , Class A .............................................. 1,578 903,310
News Corp. , Class A ..................................................... 53,818 1,433,174
Verizon Communications, Inc. .............................................. 37,331 1,676,535
8,678,066
Consumer Discretionary (5.9%):
Carvana Co. (a) ......................................................... 2,718 473,231
D.R. Horton, Inc. ....................................................... 4,997 953,278
Ford Motor Co. ........................................................ 75,340 795,590
Garmin Ltd. ........................................................... 6,933 1,220,416
General Motors Co. ..................................................... 22,995 1,031,096
Lennar Corp. , Class A .................................................... 5,642 1,057,762
NVR, Inc. (a) .......................................................... 147 1,442,335
PulteGroup, Inc. ........................................................ 7,916 1,136,183
Toll Brothers, Inc. ...................................................... 6,073 938,218
Williams-Sonoma, Inc. ................................................... 5,226 809,612
9,857,721
Consumer Staples (6.2%):
Archer-Daniels-Midland Co. ............................................... 14,443 862,825
Casey's General Stores, Inc. ............................................... 3,038 1,141,407
Costco Wholesale Corp. .................................................. 1,789 1,585,984
The Kraft Heinz Co. ..................................................... 45,112 1,583,882
The Kroger Co. ........................................................ 29,188 1,672,472
Tyson Foods, Inc. , Class A ................................................ 24,162 1,439,089
Walmart, Inc. .......................................................... 24,101 1,946,156
10,231,815
Energy (4.9%):
Diamondback Energy, Inc. ................................................ 6,664 1,148,874
Kinder Morgan, Inc. ..................................................... 91,745 2,026,647
Marathon Petroleum Corp. ................................................ 6,364 1,036,759
Phillips 66 Co. ......................................................... 9,367 1,231,292
Targa Resources Corp. ................................................... 11,046 1,634,919
Valero Energy Corp. ..................................................... 7,713 1,041,486
8,119,977
Financials (20.5%):
Ally Financial, Inc. ...................................................... 23,464 835,084
American Express Co. ................................................... 5,490 1,488,888
American International Group, Inc. .......................................... 21,239 1,555,332
Bank of America Corp. ................................................... 34,952 1,386,895
Berkshire Hathaway, Inc. , Class B (a) ......................................... 5,141 2,366,197
Capital One Financial Corp. ............................................... 8,849 1,324,961
Citigroup, Inc. ......................................................... 21,055 1,318,043
Citizens Financial Group, Inc. .............................................. 24,810 1,018,947
Corebridge Financial, Inc. ................................................. 38,019 1,108,634
Equitable Holdings, Inc. .................................................. 33,695 1,416,201
Fifth Third Bancorp ..................................................... 28,464 1,219,398
First Citizens Bancshares, Inc. , Class A ....................................... 553 1,018,045
Fiserv, Inc. (a) .......................................................... 11,175 2,007,589
JPMorgan Chase & Co. .................................................. 7,493 1,579,974
KeyCorp. ............................................................ 57,294 959,674
KKR & Co., Inc. ....................................................... 8,289 1,082,378
Loews Corp. .......................................................... 26,877 2,124,627
Reinsurance Group of America, Inc. ......................................... 6,555 1,428,138
Synchrony Financial ..................................................... 22,147 1,104,692
The Bank of New York Mellon Corp. ......................................... 27,376 1,967,239
The Goldman Sachs Group, Inc. ............................................ 2,885 1,428,392

Victory Portfolios II
VictoryShares US Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
The Hartford Financial Services Group, Inc. .................................... 14,802 $ 1,740,863
Truist Financial Corp. .................................................... 27,822 1,189,947
Wells Fargo & Co. ...................................................... 22,290 1,259,162
33,929,300
Health Care (11.8%):
Boston Scientific Corp. (a) ................................................. 23,318 1,954,048
Centene Corp. (a) ....................................................... 16,043 1,207,717
CVS Health Corp. ...................................................... 17,687 1,112,159
Elevance Health, Inc. .................................................... 3,019 1,569,880
Eli Lilly & Co. ......................................................... 1,124 995,797
HCA Healthcare, Inc. .................................................... 3,531 1,435,104
McKesson Corp. ....................................................... 2,699 1,334,440
Moderna, Inc. (a) ....................................................... 6,790 453,776
Pfizer, Inc. ............................................................ 45,451 1,315,352
Quest Diagnostics, Inc. ................................................... 10,136 1,573,614
Regeneron Pharmaceuticals, Inc. (a) .......................................... 1,597 1,678,830
Tenet Healthcare Corp. (a) ................................................. 6,007 998,363
The Cigna Group ....................................................... 4,722 1,635,890
United Therapeutics Corp. (a) .............................................. 3,057 1,095,476
Viatris, Inc. ........................................................... 96,904 1,125,055
19,485,501
Industrials (15.5%):
Builders FirstSource, Inc. (a) ............................................... 4,040 783,194
Carlisle Cos., Inc. ....................................................... 2,948 1,325,863
Delta Air Lines, Inc. ..................................................... 24,315 1,234,959
EMCOR Group, Inc. .................................................... 2,738 1,178,791
FedEx Corp. .......................................................... 3,568 976,490
General Dynamics Corp. .................................................. 6,939 2,096,966
General Electric Co. ..................................................... 6,468 1,219,735
Howmet Aerospace, Inc. .................................................. 9,811 983,553
Ingersoll Rand, Inc. ..................................................... 13,634 1,338,313
Leidos Holdings, Inc. .................................................... 11,469 1,869,447
Lockheed Martin Corp. ................................................... 3,892 2,275,108
Owens Corning ........................................................ 6,403 1,130,258
RTX Corp. ............................................................ 14,997 1,817,037
SS&C Technologies Holdings, Inc. .......................................... 23,944 1,776,884
Textron, Inc. .......................................................... 15,778 1,397,615
United Airlines Holdings, Inc. (a) ............................................ 16,853 961,632
United Rentals, Inc. ..................................................... 1,168 945,765
Vertiv Holdings Co. , Class A ............................................... 7,081 704,489
Westinghouse Air Brake Technologies Corp. .................................... 9,263 1,683,735
25,699,834
Information Technology (9.1%):
Amphenol Corp. , Class A ................................................. 19,623 1,278,635
AppLovin Corp. , Class A (a) ............................................... 5,772 753,535
Broadcom, Inc. ........................................................ 4,351 750,547
Cognizant Technology Solutions Corp. , Class A ................................. 20,843 1,608,663
Dell Technologies, Inc. , Class C ............................................ 4,394 520,865
GoDaddy, Inc. , Class A (a) ................................................. 9,146 1,433,910
Hewlett Packard Enterprise Co. ............................................. 47,674 975,410
HP, Inc. .............................................................. 28,499 1,022,259
Intel Corp. ............................................................ 28,225 662,158
International Business Machines Corp. ........................................ 6,992 1,545,791
Micron Technology, Inc. .................................................. 7,095 735,822
MicroStrategy, Inc. (a) .................................................... 3,091 521,143
NetApp, Inc. .......................................................... 8,403 1,037,854
NVIDIA Corp. ......................................................... 4,968 603,314
Skyworks Solutions, Inc. ................................................. 8,004 790,555
Western Digital Corp. (a) .................................................. 12,699 867,215
15,107,676

Victory Portfolios II
VictoryShares US Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Materials (6.2%):
Dow, Inc. ............................................................ 31,853 $ 1,740,129
DuPont de Nemours, Inc. ................................................. 14,184 1,263,936
International Paper Co. ................................................... 22,304 1,089,550
LyondellBasell Industries NV , Class A ........................................ 17,953 1,721,693
Martin Marietta Materials, Inc. ............................................. 2,663 1,433,360
Packaging Corp. of America ............................................... 8,327 1,793,636
Steel Dynamics, Inc. ..................................................... 9,776 1,232,558
10,274,862
Real Estate (9.0%):
Alexandria Real Estate Equities, Inc. ......................................... 9,235 1,096,656
AvalonBay Communities, Inc. .............................................. 7,512 1,692,078
CBRE Group, Inc. , Class A (a) .............................................. 10,050 1,251,024
Essex Property Trust, Inc. ................................................. 5,033 1,486,849
Iron Mountain, Inc. ..................................................... 11,777 1,399,461
Kimco Realty Corp. ..................................................... 59,032 1,370,723
Simon Property Group, Inc. ............................................... 8,319 1,406,077
VICI Properties, Inc. .................................................... 49,131 1,636,554
Welltower, Inc. ......................................................... 15,469 1,980,496
Weyerhaeuser Co. ...................................................... 46,953 1,589,829
14,909,747
Utilities (5.2%):
Duke Energy Corp. ...................................................... 18,138 2,091,311
Entergy Corp. ......................................................... 14,749 1,941,116
Exelon Corp. .......................................................... 38,645 1,567,055
Public Service Enterprise Group, Inc. ......................................... 23,490 2,095,543
Vistra Corp. ........................................................... 7,577 898,178
8,593,203
Total Common Stocks (Cost $141,567,595) 164,887,702
Total Investments (Cost $141,567,595) — 99.5% 164,887,702
Other assets in excess of liabilities — 0.5% 811,751
NET ASSETS - 100.00% $ 165,699,453
(a) Non-income producing security.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 2 12/20/24 $ 569,053 $ 581,425 $ 12,372
Total unrealized appreciation $ 12,372
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 12,372

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF

(Unaudited)
Security Description Shares Value
Common Stocks (99.6%)
Communication Services (3.5%):
AST SpaceMobile, Inc.(a)(b) .............................................. 13,591 $ 355,405
Bumble, Inc., Class A(a) .................................................. 82,502 526,363
Cinemark Holdings, Inc.(a) ................................................ 34,290 954,634
EchoStar Corp., Class A(a) ................................................ 23,554 584,610
Frontier Communications Parent, Inc.(a) ...................................... 29,011 1,030,761
GCI Liberty, Inc.(a)(c) ................................................... 4,908 49
IAC, Inc.(a) ........................................................... 17,658 950,354
John Wiley & Sons, Inc., Class A ............................................ 20,387 983,673
Lumen Technologies, Inc.(a) ............................................... 75,175 533,742
Nexstar Media Group, Inc. ................................................ 5,541 916,204
Sphere Entertainment Co.(a) ............................................... 14,822 654,836
TEGNA, Inc. .......................................................... 79,177 1,249,413
Telephone and Data Systems, Inc. ........................................... 20,916 486,297
United States Cellular Corp.(a) ............................................. 9,567 522,836
9,749,177
Consumer Discretionary (14.9%):
Abercrombie & Fitch Co.(a) ............................................... 3,633 508,257
ADT, Inc. ............................................................ 116,517 842,418
Adtalem Global Education, Inc.(a) ........................................... 10,140 765,367
American Eagle Outfitters, Inc. ............................................. 41,606 931,558
Asbury Automotive Group, Inc.(a) ........................................... 3,599 858,685
AutoNation, Inc.(a) ..................................................... 5,439 973,146
Boot Barn Holdings, Inc.(a) ............................................... 5,371 898,461
Caleres, Inc. .......................................................... 20,710 684,465
Century Communities, Inc. ................................................ 7,918 815,396
Dick's Sporting Goods, Inc. ................................................ 3,255 679,319
Dillard's, Inc., Class A(b) ................................................. 2,298 881,720
Dream Finders Homes, Inc., Class A(a) ....................................... 15,596 564,731
G-III Apparel Group Ltd.(a) ............................................... 29,725 907,207
Graham Holdings Co., Class B ............................................. 1,481 1,216,967
Green Brick Partners, Inc.(a) ............................................... 11,294 943,275
Group 1 Automotive, Inc. ................................................. 2,638 1,010,460
Guess?, Inc.(b) ......................................................... 36,068 726,049
H&R Block, Inc. ....................................................... 16,805 1,067,958
Hovnanian Enterprises, Inc., Class A(a) ....................................... 2,196 448,797
Hyatt Hotels Corp., Class A ................................................ 8,043 1,224,145
KB Home ............................................................ 10,363 888,005
Kohl's Corp. .......................................................... 30,018 633,380
La-Z-Boy, Inc. ......................................................... 21,093 905,522
Levi Strauss & Co., Class A ............................................... 42,049 916,668
M/I Homes, Inc.(a) ...................................................... 4,781 819,272
Macy's, Inc. ........................................................... 44,352 695,883
Meritage Homes Corp. ................................................... 4,017 823,766
Modine Manufacturing Co.(a) .............................................. 4,529 601,406
Mohawk Industries, Inc.(a) ................................................ 4,849 779,137
Murphy USA, Inc. ...................................................... 2,422 1,193,731
Patrick Industries, Inc. ................................................... 7,851 1,117,747
Perdoceo Education Corp. ................................................. 31,954 710,657
Phinia, Inc. ........................................................... 18,729 862,096
PVH Corp. ........................................................... 7,957 802,304
Ralph Lauren Corp. ..................................................... 5,367 1,040,500
Sonic Automotive, Inc., Class A ............................................ 12,956 757,667
Stride, Inc.(a) .......................................................... 13,474 1,149,467
Taylor Morrison Home Corp.(a) ............................................ 14,188 996,849
Texas Roadhouse, Inc. ................................................... 7,745 1,367,767
The Gap, Inc. .......................................................... 25,069 552,771
The Goodyear Tire & Rubber Co.(a) ......................................... 82,484 729,983
The ODP Corp.(a) ...................................................... 18,109 538,743
Topgolf Callaway Brands Corp.(a) ........................................... 71,234 782,149
Tri Pointe Homes, Inc.(a) ................................................. 21,476 973,078
Under Armour, Inc., Class A(a) ............................................. 94,835 844,980

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Vista Outdoor, Inc.(a) .................................................... 26,656 $ 1,044,382
Wingstop, Inc. ......................................................... 2,288 951,991
Winnebago Industries, Inc. ................................................ 15,488 900,008
41,328,290
Consumer Staples (4.8%):
Cal-Maine Foods, Inc. ................................................... 16,453 1,231,342
Coca-Cola Consolidated, Inc. .............................................. 679 893,836
Ingredion, Inc. ......................................................... 13,333 1,832,354
Molson Coors Beverage Co., Class B ......................................... 25,308 1,455,716
Post Holdings, Inc.(a) .................................................... 14,377 1,664,138
Seaboard Corp. ........................................................ 444 1,392,828
Spectrum Brands Holdings, Inc. ............................................ 11,146 1,060,430
Sprouts Farmers Market, Inc.(a) ............................................ 8,931 986,072
The Andersons, Inc. ..................................................... 19,921 998,839
Universal Corp. ........................................................ 19,743 1,048,551
Vital Farms, Inc.(a) ..................................................... 18,904 662,963
13,227,069
Energy (6.9%):
Archrock, Inc. ......................................................... 47,088 953,061
Chesapeake Energy Corp.(b) ............................................... 17,865 1,469,396
Chord Energy Corp. ..................................................... 8,833 1,150,322
Civitas Resources, Inc. ................................................... 17,146 868,788
CNX Resources Corp.(a) ................................................. 44,122 1,437,054
Dorian LPG Ltd. ....................................................... 20,303 698,829
DT Midstream, Inc. ..................................................... 23,711 1,865,107
Gulfport Energy Corp.(a) ................................................. 7,863 1,190,065
International Seaways, Inc. ................................................ 20,829 1,073,943
Ovintiv, Inc. .......................................................... 26,688 1,022,417
PBF Energy, Inc., Class A ................................................. 23,276 720,392
Peabody Energy Corp. ................................................... 40,977 1,087,530
Permian Resources Corp. ................................................. 76,778 1,044,949
Select Water Solutions, Inc. ................................................ 77,277 860,093
SM Energy Co. ........................................................ 18,872 754,314
Viper Energy, Inc. ...................................................... 23,861 1,076,370
Vital Energy, Inc.(a) ..................................................... 25,595 688,505
World Kinect Corp. ..................................................... 40,532 1,252,844
19,213,979
Financials (13.8%):
Apollo Commercial Real Estate Finance, Inc. ................................... 103,086 947,360
Associated Banc-Corp. ................................................... 47,948 1,032,800
Assured Guaranty Ltd. ................................................... 15,948 1,268,185
Axis Capital Holdings Ltd. ................................................ 18,628 1,482,975
Bread Financial Holdings, Inc. ............................................. 12,418 590,848
Brighthouse Financial, Inc.(a) .............................................. 20,617 928,383
CNO Financial Group, Inc. ................................................ 35,790 1,256,229
Customers Bancorp, Inc.(a) ................................................ 13,988 649,743
Enova International, Inc.(a) ................................................ 11,785 987,465
Essent Group Ltd. ...................................................... 23,168 1,489,471
Evercore, Inc. ......................................................... 4,843 1,226,926
Genworth Financial, Inc.(a) ................................................ 183,749 1,258,681
Invesco Ltd. ........................................................... 57,838 1,015,635
Jackson Financial, Inc., Class A ............................................. 9,457 862,762
Jefferies Financial Group, Inc. .............................................. 21,837 1,344,067
Lincoln National Corp. ................................................... 28,654 902,888
Mercury General Corp. ................................................... 15,597 982,299
MFA Financial, Inc. ..................................................... 99,662 1,267,701
MGIC Investment Corp. .................................................. 54,740 1,401,344
Mr. Cooper Group, Inc.(a) ................................................. 12,856 1,185,066
Navient Corp. ......................................................... 67,096 1,046,027
NCR Atleos Corp.(a) .................................................... 26,353 751,851
Old Republic International Corp. ............................................ 45,999 1,629,285

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Piper Sandler Cos. ...................................................... 4,014 $ 1,139,213
Popular, Inc. .......................................................... 12,363 1,239,638
Radian Group, Inc. ...................................................... 34,928 1,211,652
Rithm Capital Corp. ..................................................... 137,536 1,561,034
Stewart Information Services Corp. .......................................... 16,344 1,221,551
Stifel Financial Corp. .................................................... 16,578 1,556,674
Unum Group .......................................................... 32,000 1,902,080
Victory Capital Holdings, Inc., Class A(d) ..................................... 19,217 1,064,622
Virtu Financial, Inc., Class A ............................................... 26,844 817,668
WisdomTree, Inc. ....................................................... 99,281 991,817
38,213,940
Health Care (13.5%):
AdaptHealth Corp.(a) .................................................... 40,978 460,183
Addus HomeCare Corp.(a) ................................................ 8,371 1,113,594
ADMA Biologics, Inc.(a) ................................................. 29,482 589,345
Amneal Pharmaceuticals, Inc.(a) ............................................ 84,093 699,654
Avidity Biosciences, Inc.(a) ............................................... 8,970 411,992
Azenta, Inc.(a) ......................................................... 17,620 853,513
Bio-Rad Laboratories, Inc., Class A(a) ........................................ 2,963 991,361
Brookdale Senior Living, Inc.(a) ............................................ 108,611 737,469
Charles River Laboratories International, Inc.(a) ................................. 4,423 871,198
Collegium Pharmaceutical, Inc.(a) ........................................... 19,479 752,669
Corcept Therapeutics, Inc.(a) .............................................. 15,349 710,352
Crinetics Pharmaceuticals, Inc.(a) ........................................... 11,382 581,620
DaVita, Inc.(a) ......................................................... 7,479 1,226,033
Dyne Therapeutics, Inc.(a) ................................................ 8,563 307,583
Elanco Animal Health, Inc.(a) .............................................. 40,434 593,975
Encompass Health Corp. .................................................. 16,504 1,594,947
Enovis Corp.(a) ........................................................ 22,673 976,073
Exelixis, Inc.(a) ........................................................ 42,772 1,109,933
Fortrea Holdings, Inc.(a) .................................................. 27,063 541,260
Glaukos Corp.(a) ....................................................... 5,352 697,259
Halozyme Therapeutics, Inc.(a) ............................................. 14,525 831,411
Hims & Hers Health, Inc.(a) ............................................... 26,794 493,546
Humacyte, Inc.(a) ...................................................... 65,235 354,878
Innoviva, Inc.(a) ....................................................... 81,780 1,579,172
Insmed, Inc.(a) ......................................................... 5,161 376,753
Integer Holdings Corp.(a) ................................................. 8,549 1,111,370
Janux Therapeutics, Inc.(a) ................................................ 8,401 381,657
LeMaitre Vascular, Inc. ................................................... 9,874 917,196
Ligand Pharmaceuticals, Inc.(a) ............................................. 6,571 657,691
Longboard Pharmaceuticals, Inc.(a) .......................................... 10,939 364,597
Maravai LifeSciences Holdings, Inc., Class A(a) ................................. 43,610 362,399
Medpace Holdings, Inc.(a) ................................................ 2,178 727,016
Natera, Inc.(a) ......................................................... 6,414 814,257
Organon & Co. ........................................................ 33,679 644,279
Owens & Minor, Inc.(a) .................................................. 38,693 607,093
Perrigo Co. PLC ....................................................... 31,795 833,983
Premier, Inc., Class A .................................................... 67,386 1,347,720
Prestige Consumer Healthcare, Inc.(a) ........................................ 17,670 1,274,007
QuidelOrtho Corp.(a) .................................................... 12,809 584,090
RadNet, Inc.(a) ........................................................ 11,814 819,774
Select Medical Holdings Corp. ............................................. 24,023 837,682
Soleno Therapeutics, Inc.(a) ............................................... 10,544 532,367
Solventum Corp.(a) ..................................................... 12,595 878,123
The Ensign Group, Inc. ................................................... 9,792 1,408,285
UFP Technologies, Inc.(a) ................................................. 1,919 607,747
Universal Health Services, Inc., Class B ....................................... 5,107 1,169,554
Viking Therapeutics, Inc.(a) ............................................... 6,155 389,673
Vir Biotechnology, Inc.(a) ................................................. 63,267 473,870
37,200,203

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Industrials (18.7%):
Air Lease Corp. ........................................................ 21,204 $ 960,329
Allison Transmission Holdings, Inc. ......................................... 11,966 1,149,574
American Woodmark Corp.(a) .............................................. 9,730 909,268
Armstrong World Industries, Inc. ............................................ 9,744 1,280,654
Avis Budget Group, Inc. .................................................. 6,404 560,926
AZZ, Inc. ............................................................ 10,750 888,057
Boise Cascade Co. ...................................................... 5,945 838,126
CACI International, Inc., Class A(a) ......................................... 3,696 1,864,854
Clean Harbors, Inc.(a) ................................................... 5,256 1,270,428
Comfort Systems USA, Inc. ............................................... 2,044 797,875
Construction Partners, Inc., Class A(a) ........................................ 12,733 888,763
Core & Main, Inc., Class A(a) .............................................. 18,027 800,399
CoreCivic, Inc.(a) ...................................................... 55,657 704,061
CSW Industrials, Inc. .................................................... 3,436 1,258,916
Curtiss-Wright Corp. .................................................... 4,978 1,636,219
Dycom Industries, Inc.(a) ................................................. 5,594 1,102,577
Esab Corp. ............................................................ 11,758 1,249,993
Federal Signal Corp. ..................................................... 12,008 1,122,268
FTAI Aviation Ltd. ...................................................... 6,102 810,956
GMS, Inc.(a) .......................................................... 12,016 1,088,289
Granite Construction, Inc. ................................................. 17,753 1,407,458
Hertz Global Holdings, Inc.(a)(b) ........................................... 135,710 447,843
HNI Corp. ............................................................ 22,164 1,193,310
IES Holdings, Inc.(a) .................................................... 2,933 585,485
JetBlue Airways Corp.(a) ................................................. 91,661 601,296
KBR, Inc. ............................................................ 25,840 1,682,959
Kirby Corp.(a) ......................................................... 9,494 1,162,350
Korn Ferry ........................................................... 15,888 1,195,413
Leonardo DRS, Inc.(a) ................................................... 36,848 1,039,851
Masterbrand, Inc.(a) ..................................................... 51,377 952,530
Matson, Inc. .......................................................... 7,885 1,124,559
MDU Resources Group, Inc. ............................................... 62,878 1,723,486
Moog, Inc., Class A ..................................................... 5,409 1,092,726
Mueller Industries, Inc. ................................................... 15,085 1,117,799
Parsons Corp.(a) ....................................................... 10,867 1,126,691
Powell Industries, Inc. ................................................... 2,357 523,230
Primoris Services Corp. .................................................. 15,729 913,540
Resideo Technologies, Inc.(a) .............................................. 37,747 760,225
REV Group, Inc. ....................................................... 20,002 561,256
Rush Enterprises, Inc., Class A ............................................. 18,430 973,657
Ryder System, Inc. ...................................................... 7,723 1,126,013
Schneider National, Inc., Class B ............................................ 45,089 1,286,840
SkyWest, Inc.(a) ........................................................ 11,721 996,519
SPX Technologies, Inc.(a) ................................................. 6,220 991,841
Steelcase, Inc., Class A ................................................... 63,099 851,206
Sterling Infrastructure, Inc.(a) .............................................. 5,002 725,390
The Brink's Co. ........................................................ 11,443 1,323,269
The GEO Group, Inc.(a) .................................................. 53,048 681,667
The Greenbrier Cos., Inc. ................................................. 19,496 992,151
UL Solutions, Inc., Class A ................................................ 18,680 920,924
Vestis Corp. ........................................................... 33,844 504,276
51,768,292
Information Technology (11.1%):
ACI Worldwide, Inc.(a) .................................................. 23,125 1,177,063
Alkami Technology, Inc.(a) ................................................ 25,321 798,624
Amkor Technology, Inc. .................................................. 19,175 586,755
Arrow Electronics, Inc.(a) ................................................. 10,435 1,386,081
Aspen Technology, Inc.(a) ................................................. 3,645 870,499
Avnet, Inc. ............................................................ 24,673 1,339,991
Benchmark Electronics, Inc. ............................................... 16,677 739,125
Cirrus Logic, Inc.(a) ..................................................... 5,488 681,664
Cleanspark, Inc.(a) ...................................................... 36,920 344,833

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Coherent Corp.(a) ...................................................... 7,177 $ 638,107
CommVault Systems, Inc.(a) ............................................... 5,332 820,328
DXC Technology Co.(a) .................................................. 35,350 733,513
ePlus, Inc.(a) .......................................................... 9,311 915,644
F5, Inc.(a) ............................................................ 5,988 1,318,558
FormFactor, Inc.(a) ..................................................... 12,278 564,788
Guidewire Software, Inc.(a) ............................................... 6,723 1,229,906
Impinj, Inc.(a) ......................................................... 3,165 685,286
Insight Enterprises, Inc.(a) ................................................ 4,725 1,017,718
MACOM Technology Solutions Holdings, Inc.(a) ................................ 8,271 920,231
NCR Voyix Corp.(a) ..................................................... 51,062 692,911
NetScout Systems, Inc.(a) ................................................. 38,910 846,292
Onto Innovation, Inc.(a) .................................................. 2,808 582,828
Photronics, Inc.(a) ...................................................... 22,782 564,082
Plexus Corp.(a) ........................................................ 7,997 1,093,270
Q2 Holdings, Inc.(a) ..................................................... 10,346 825,300
Qorvo, Inc.(a) ......................................................... 7,119 735,393
Sanmina Corp.(a) ....................................................... 9,752 667,524
SoundHound AI, Inc., Class A(a)(b) .......................................... 80,710 376,109
TD SYNNEX Corp. ..................................................... 11,051 1,327,004
TTM Technologies, Inc.(a) ................................................ 43,724 797,963
Ultra Clean Holdings, Inc.(a) .............................................. 18,540 740,302
Varonis Systems, Inc.(a) .................................................. 16,021 905,187
Veeco Instruments, Inc.(a) ................................................. 20,624 683,273
Vertex, Inc., Class A(a) ................................................... 15,528 597,983
Vishay Intertechnology, Inc. ............................................... 52,287 988,747
Xerox Holdings Corp. ................................................... 63,942 663,718
Zeta Global Holdings Corp., Class A(a) ....................................... 23,364 696,948
30,553,548
Materials (2.9%):
Alpha Metallurgical Resources, Inc. .......................................... 2,302 543,686
Carpenter Technology Corp. ............................................... 5,246 837,157
Cleveland-Cliffs, Inc.(a) .................................................. 64,508 823,767
Commercial Metals Co. .................................................. 21,028 1,155,699
Greif, Inc., Class A ...................................................... 20,630 1,292,676
Louisiana-Pacific Corp. .................................................. 8,514 914,914
Sylvamo Corp. ......................................................... 9,034 775,569
The Mosaic Co. ........................................................ 36,225 970,106
Warrior Met Coal, Inc. ................................................... 11,060 706,734
8,020,308
Real Estate (7.2%):
Acadia Realty Trust ..................................................... 62,022 1,456,277
CareTrust REIT, Inc. .................................................... 57,765 1,782,628
Cousins Properties, Inc. .................................................. 38,559 1,136,719
Douglas Emmett, Inc. .................................................... 52,800 927,696
Empire State Realty Trust, Inc. ............................................. 101,635 1,126,116
Highwoods Properties, Inc. ................................................ 29,467 987,439
Innovative Industrial Properties, Inc. ......................................... 8,844 1,190,402
JBG SMITH Properties ................................................... 59,001 1,031,337
Jones Lang LaSalle, Inc.(a) ................................................ 3,861 1,041,736
Kilroy Realty Corp. ..................................................... 24,012 929,264
Medical Properties Trust, Inc.(b) ............................................ 92,254 539,686
National Health Investors, Inc. ............................................. 18,855 1,584,951
Newmark Group, Inc., Class A ............................................. 59,574 925,184
Park Hotels & Resorts, Inc. ................................................ 69,176 975,382
Pebblebrook Hotel Trust .................................................. 74,272 982,619
Sabra Health Care REIT, Inc. .............................................. 86,983 1,618,754
SL Green Realty Corp. ................................................... 11,411 794,320
The Macerich Co. ...................................................... 47,728 870,559
19,901,069

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Affiliated Holdings
Security Description Shares Value
Utilities (2.3%):
Clearway Energy, Inc., Class C ............................................. 34,666 $ 1,063,553
Hawaiian Electric Industries, Inc.(a) ......................................... 37,521 363,203
National Fuel Gas Co. ................................................... 26,667 1,616,287
Southwest Gas Holdings, Inc. .............................................. 17,654 1,302,159
Talen Energy Corp.(a) ................................................... 5,211 928,809
UGI Corp. ............................................................ 39,242 981,835
6,255,846
Total Common Stocks (Cost $236,724,860) 275,431,721
Collateral for Securities Loaned (1.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.83%(e) ........ 849,339 849,339
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.85%(e) ............ 849,339 849,339
Invesco Government & Agency Portfolio, Institutional Shares, 4.84%(e) ............... 849,339 849,339
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.82%(e) . 849,339 849,339
Total Collateral for Securities Loaned (Cost $3,397,356) 3,397,356
Total Investments (Cost $240,122,216) — 100.8% 278,829,077
Liabilities in excess of other assets — (0.8)% (2,347,922)
NET ASSETS - 100.00% $ 276,481,155
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Security was fair valued using significant unobservable inputs as of September 30, 2024.
(d) Affiliated security.
(e) Rate disclosed is the daily yield on September 30, 2024.
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 7 12/20/24 $ 775,907 $ 787,220 $ 11,313
Total unrealized appreciation $ 11,313
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 11,313
Fair Value
6/30/2024
Purchases
at Cost
Proceeds
from Sales
Realized
Gains
(Losses)
Capital
Gain
Distribution
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
9/30/2024
Dividend
Income
Victory Capital Holdings,
Inc., Class A ....... $ 867,875 $ 114,943 $ (63,499) $ 2,533 $ — $ 142,770 $ 1,064,622 $ 8,324

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios II
VictoryShares International Value Momentum ETF

(Unaudited)
Security Description Shares Value
Common Stocks (98.7%)
Australia (2.7%):
Consumer Discretionary (0.7%):
Wesfarmers Ltd. ........................................................ 32,975 $ 1,605,262
Materials (0.8%):
Rio Tinto Ltd. ......................................................... 21,160 1,888,628
Real Estate (0.5%):
Goodman Group ....................................................... 50,632 1,294,532
Utilities (0.7%):
Origin Energy Ltd. ...................................................... 223,487 1,546,286
6,334,708
Austria (1.7%):
Energy (0.6%):
OMV AG ............................................................ 32,893 1,404,360
Financials (1.1%):
Erste Group Bank AG .................................................... 27,755 1,521,402
Raiffeisen Bank International AG ........................................... 49,818 990,294
2,511,696
3,916,056
Belgium (0.5%):
Health Care (0.5%):
UCB SA ............................................................. 7,068 1,274,406
Canada (7.1%):
Consumer Staples (1.7%):
George Weston Ltd. ..................................................... 12,103 2,031,635
Loblaw Cos. Ltd. ....................................................... 15,417 2,053,016
4,084,651
Energy (1.1%):
Pembina Pipeline Corp. .................................................. 65,385 2,695,566
Financials (0.6%):
Fairfax Financial Holdings Ltd. ............................................. 1,017 1,284,257
Industrials (1.0%):
Waste Connections, Inc. .................................................. 12,869 2,300,585
Materials (1.7%):
Agnico Eagle Mines Ltd. ................................................. 14,014 1,129,058
Kinross Gold Corp. ..................................................... 96,652 905,554
Lundin Mining Corp. .................................................... 74,499 780,634
West Fraser Timber Co. Ltd. ............................................... 12,438 1,211,976
4,027,222
Utilities (1.0%):
AltaGas Ltd. .......................................................... 92,184 2,282,275
16,674,556
China (0.3%):
Industrials (0.3%):
Yangzijiang Shipbuilding Holdings Ltd. ....................................... 422,200 805,035
Denmark (0.8%):
Consumer Discretionary (0.5%):
Pandora A/S .......................................................... 6,999 1,152,475

Victory Portfolios II
VictoryShares International Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Industrials (0.3%):
AP Moller - Maersk A/S, Class B ........................................... 490 $ 824,046
1,976,521
Finland (0.5%):
Industrials (0.5%):
Wartsila OYJ Abp ...................................................... 53,340 1,193,289
France (9.7%):
Communication Services (2.0%):
Bollore SE ............................................................ 243,453 1,621,719
Publicis Groupe SA ..................................................... 15,555 1,700,114
Vivendi SE ........................................................... 126,109 1,456,934
4,778,767
Consumer Discretionary (1.2%):
Cie Generale des Etablissements Michelin SCA ................................. 45,359 1,840,672
Renault SA ........................................................... 23,020 998,976
2,839,648
Consumer Staples (0.6%):
Carrefour SA .......................................................... 82,057 1,398,258
Energy (0.7%):
TotalEnergies SE ....................................................... 25,312 1,648,082
Financials (1.1%):
Credit Agricole SA ...................................................... 97,199 1,484,809
Societe Generale SA ..................................................... 48,460 1,205,472
2,690,281
Industrials (1.8%):
Bouygues SA .......................................................... 42,548 1,423,523
Cie de Saint-Gobain SA .................................................. 14,538 1,322,299
Eiffage SA ............................................................ 15,054 1,451,666
4,197,488
Real Estate (1.5%):
Klepierre SA .......................................................... 62,883 2,060,476
Unibail-Rodamco-Westfield ............................................... 17,171 1,502,154
3,562,630
Utilities (0.8%):
Engie SA ............................................................. 102,638 1,772,378
22,887,532
Germany (8.5%):
Communication Services (1.0%):
Deutsche Telekom AG ................................................... 79,394 2,331,973
Consumer Discretionary (2.3%):
Bayerische Motoren Werke AG ............................................. 15,172 1,337,072
Mercedes-Benz Group AG ................................................ 22,426 1,448,691
Porsche Automobil Holding SE, Preference Shares ............................... 30,735 1,405,271
Volkswagen AG, Preference Shares .......................................... 13,056 1,382,805
5,573,839
Consumer Staples (0.8%):
Henkel AG & Co. KGaA, Preference Shares .................................... 20,770 1,951,081
Financials (1.1%):
Commerzbank AG ...................................................... 75,630 1,391,015
Deutsche Bank AG, Registered Shares ........................................ 64,541 1,113,289
2,504,304

Victory Portfolios II
VictoryShares International Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Health Care (1.6%):
Fresenius Medical Care AG ............................................... 25,823 $ 1,097,622
Fresenius SE & Co. KGaA(a) .............................................. 37,912 1,444,375
Merck KGaA .......................................................... 7,131 1,254,019
3,796,016
Industrials (0.4%):
Rheinmetall AG ........................................................ 1,631 882,966
Materials (0.6%):
Heidelberg Materials AG ................................................. 12,870 1,398,057
Utilities (0.7%):
E.ON SE ............................................................. 115,212 1,712,529
20,150,765
Greece (0.5%):
Financials (0.5%):
National Bank of Greece SA ............................................... 135,050 1,153,788
Hong Kong (3.7%):
Consumer Staples (0.5%):
WH Group Ltd.(b) ...................................................... 1,508,516 1,195,387
Industrials (0.6%):
CK Hutchison Holdings Ltd. ............................................... 241,676 1,389,693
Real Estate (2.6%):
CK Asset Holdings Ltd. .................................................. 303,154 1,333,728
Henderson Land Development Co. Ltd. ....................................... 336,706 1,074,188
Sino Land Co. Ltd.(a) .................................................... 1,371,379 1,504,819
Swire Pacific Ltd., Class A ................................................ 152,115 1,299,326
The Wharf Holdings Ltd. ................................................. 369,369 1,054,851
6,266,912
8,851,992
Israel (0.4%):
Health Care (0.4%):
Teva Pharmaceutical Industries Ltd.(a) ........................................ 50,314 895,483
Italy (7.0%):
Energy (0.7%):
Eni SpA ............................................................. 110,685 1,685,523
Financials (4.2%):
Banca Mediolanum SpA .................................................. 128,296 1,616,426
Banca Monte dei Paschi di Siena SpA ........................................ 137,423 792,598
Banco BPM SpA ....................................................... 165,753 1,117,602
BPER Banca SPA ....................................................... 175,501 986,433
Intesa Sanpaolo SpA ..................................................... 342,746 1,463,920
Mediobanca Banca di Credito Finanziario SpA .................................. 98,166 1,674,395
UniCredit SpA ......................................................... 27,011 1,183,443
Unipol Gruppo SpA ..................................................... 93,965 1,115,904
9,950,721
Industrials (0.9%):
Leonardo SpA ......................................................... 39,148 872,308
Prysmian SpA ......................................................... 17,588 1,276,323
2,148,631
Materials (0.6%):
Buzzi SpA ............................................................ 34,737 1,384,114

Victory Portfolios II
VictoryShares International Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Utilities (0.6%):
A2A SpA ............................................................. 615,240 $ 1,420,201
16,589,190
Japan (23.1%):
Communication Services (0.5%):
LY Corp. ............................................................. 377,700 1,102,008
Consumer Discretionary (3.3%):
Aisin Corp. ........................................................... 73,500 806,552
Asics Corp.(c) ......................................................... 29,300 611,852
Honda Motor Co. Ltd. ................................................... 78,600 824,504
Isetan Mitsukoshi Holdings Ltd. ............................................ 38,900 602,543
Isuzu Motors Ltd. ....................................................... 63,500 853,236
Nissan Motor Co. Ltd.(c) ................................................. 277,400 776,936
Sekisui House Ltd. ...................................................... 37,200 1,028,688
Subaru Corp. .......................................................... 41,400 715,015
Sumitomo Electric Industries Ltd. ........................................... 51,300 819,422
Sumitomo Forestry Co. Ltd. ............................................... 15,400 760,302
7,799,050
Consumer Staples (1.2%):
Japan Tobacco, Inc. ..................................................... 38,600 1,122,465
MEIJI Holdings Co. Ltd. ................................................. 68,031 1,699,473
2,821,938
Energy (1.1%):
ENEOS Holdings, Inc. ................................................... 148,900 806,822
Idemitsu Kosan Co. Ltd. .................................................. 125,800 899,885
Inpex Corp. ........................................................... 56,900 767,324
2,474,031
Financials (3.1%):
Concordia Financial Group Ltd. ............................................ 145,200 800,211
Dai-ichi Life Holdings, Inc. ............................................... 29,300 750,697
Japan Post Bank Co. Ltd. ................................................. 100,500 935,697
Japan Post Holdings Co. Ltd. .............................................. 89,500 850,720
Japan Post Insurance Co. Ltd. .............................................. 50,000 905,991
Mizuho Financial Group, Inc. .............................................. 38,400 784,513
MS&AD Insurance Group Holdings, Inc. ...................................... 29,300 678,930
SBI Holdings, Inc. ...................................................... 35,300 809,363
Sumitomo Mitsui Financial Group, Inc. ....................................... 39,500 836,946
7,353,068
Health Care (1.6%):
Otsuka Holdings Co. Ltd. ................................................. 20,800 1,169,901
Shionogi & Co. Ltd. ..................................................... 72,600 1,037,395
Takeda Pharmaceutical Co. Ltd. ............................................ 55,900 1,595,976
3,803,272
Industrials (4.6%):
AGC, Inc. ............................................................ 30,500 986,247
Dai Nippon Printing Co. Ltd. .............................................. 58,300 1,035,290
Fuji Electric Co. Ltd. .................................................... 11,700 701,788
Hitachi Ltd. ........................................................... 28,400 747,202
Kawasaki Kisen Kaisha Ltd.(c) ............................................. 36,700 565,401
Marubeni Corp. ........................................................ 48,600 791,344
Mitsubishi Corp. ....................................................... 42,900 881,374
Mitsubishi Heavy Industries Ltd. ............................................ 45,400 668,948
Mitsui & Co. Ltd. ....................................................... 36,600 809,372
Mitsui OSK Lines Ltd.(c) ................................................. 21,100 723,252
Nippon Yusen KK ...................................................... 20,500 744,625
Obayashi Corp. ........................................................ 53,900 679,985
Sumitomo Corp. ........................................................ 38,100 846,784

Victory Portfolios II
VictoryShares International Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
TOPPAN Holdings, Inc. .................................................. 26,900 $ 794,403
10,976,015
Information Technology (3.1%):
Canon, Inc. ........................................................... 29,100 952,316
FUJIFILM Holdings Corp. ................................................ 33,000 846,872
Kyocera Corp. ......................................................... 93,000 1,074,247
NEC Corp. ........................................................... 8,700 832,405
NTT Data Group Corp. ................................................... 50,900 911,851
Renesas Electronics Corp. ................................................. 33,900 490,419
SCREEN Holdings Co. Ltd.(c) ............................................. 7,800 541,294
Seiko Epson Corp. ...................................................... 52,900 971,606
TDK Corp. ........................................................... 52,500 665,977
7,286,987
Materials (1.7%):
JFE Holdings, Inc. ...................................................... 85,600 1,142,743
Mitsubishi Chemical Group Corp. ........................................... 163,000 1,042,243
Nippon Sanso Holdings Corp. .............................................. 21,000 761,763
Nippon Steel Corp.(c) .................................................... 51,500 1,146,037
4,092,786
Real Estate (1.1%):
Hulic Co. Ltd. ......................................................... 119,400 1,208,457
Mitsubishi Estate Co. Ltd. ................................................. 52,100 818,787
Mitsui Fudosan Co. Ltd. .................................................. 72,300 673,143
2,700,387
Utilities (1.8%):
Chubu Electric Power Co., Inc. ............................................. 82,700 967,356
Osaka Gas Co. Ltd. ..................................................... 42,900 962,421
The Kansai Electric Power Co., Inc. .......................................... 45,200 745,418
Tokyo Electric Power Co. Holdings, Inc.(a) .................................... 128,600 569,935
Tokyo Gas Co. Ltd. ..................................................... 39,700 921,849
4,166,979
54,576,521
Luxembourg (0.6%):
Materials (0.6%):
ArcelorMittal SA ....................................................... 54,799 1,435,739
Netherlands (3.0%):
Financials (2.0%):
ABN AMRO Bank NV, Class CV(b) ......................................... 76,037 1,371,420
Aegon Ltd. ........................................................... 248,970 1,598,338
NN Group NV ......................................................... 33,925 1,690,832
4,660,590
Health Care (0.3%):
Koninklijke Philips NV(a) ................................................ 23,493 769,268
Industrials (0.7%):
Arcadis NV ........................................................... 23,616 1,634,907
7,064,765
Norway (0.9%):
Energy (0.5%):
Var Energi ASA ........................................................ 354,893 1,100,073
Industrials (0.4%):
Kongsberg Gruppen ASA ................................................. 10,014 979,634
2,079,707

Victory Portfolios II
VictoryShares International Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Singapore (0.8%):
Consumer Staples (0.8%):
Wilmar International Ltd. ................................................. 705,700 $ 1,839,906
South Korea (7.7%):
Communication Services (1.4%):
KT Corp. ............................................................. 43,083 1,324,617
SK Telecom Co. Ltd. .................................................... 48,589 2,077,342
3,401,959
Consumer Discretionary (0.7%):
Hyundai Motor Co. ..................................................... 4,143 773,149
Kia Corp. ............................................................ 9,784 747,550
1,520,699
Financials (2.3%):
Hana Financial Group, Inc. ................................................ 17,529 788,302
Industrial Bank of Korea .................................................. 124,355 1,328,673
KB Financial Group, Inc. ................................................. 11,668 721,944
Samsung Life Insurance Co. Ltd. ............................................ 9,707 691,925
Shinhan Financial Group Co. Ltd. ........................................... 19,861 843,048
Woori Financial Group, Inc. ............................................... 92,713 1,099,083
5,472,975
Health Care (0.2%):
Alteogen, Inc.(a) ....................................................... 1,654 413,658
Industrials (1.8%):
HD Hyundai Electric Co. Ltd. .............................................. 1,893 477,051
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a) ........................ 4,988 716,059
HMM Co. Ltd. ......................................................... 44,787 634,725
LG Corp. ............................................................. 15,480 936,496
Samsung C&T Corp. .................................................... 7,494 789,807
SK, Inc. .............................................................. 6,758 791,836
4,345,974
Information Technology (1.3%):
Hanmi Semiconductor Co. Ltd. ............................................. 5,006 414,646
Samsung Electro-Mechanics Co. Ltd. ......................................... 8,716 883,266
Samsung SDS Co. Ltd. ................................................... 9,107 1,077,517
SK Hynix, Inc. ......................................................... 5,267 703,341
3,078,770
18,234,035
Spain (3.7%):
Communication Services (0.9%):
Telefonica SA ......................................................... 412,631 2,018,905
Energy (0.6%):
Repsol SA ............................................................ 115,326 1,520,403
Financials (1.6%):
Banco Santander SA ..................................................... 255,673 1,309,141
Bankinter SA .......................................................... 149,292 1,317,336
CaixaBank SA ......................................................... 201,756 1,204,513
3,830,990
Industrials (0.6%):
ACS Actividades de Construccion y Servicios SA(a) .............................. 32,076 1,480,865
8,851,163
Sweden (4.5%):
Communication Services (0.6%):
Tele2 AB, B Shares ..................................................... 135,865 1,537,776

Victory Portfolios II
VictoryShares International Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Consumer Staples (0.7%):
AAK AB ............................................................. 50,827 $ 1,667,263
Financials (1.7%):
Industrivarden AB, Class C ................................................ 53,975 1,984,797
Investor AB, Class B .................................................... 65,402 2,013,613
3,998,410
Industrials (1.5%):
Saab AB, Class B(a)(c) ................................................... 38,098 810,253
Trelleborg AB, Class B ................................................... 35,645 1,370,097
Volvo AB, Class B ...................................................... 51,311 1,355,610
3,535,960
10,739,409
Switzerland (0.7%):
Materials (0.7%):
Holcim AG ........................................................... 16,189 1,579,489
United Kingdom (10.3%):
Communication Services (1.0%):
BT Group PLC ........................................................ 519,563 1,027,167
Vodafone Group PLC .................................................... 1,240,325 1,244,121
2,271,288
Consumer Discretionary (1.2%):
Kingfisher PLC ........................................................ 355,980 1,532,202
Taylor Wimpey PLC ..................................................... 640,429 1,406,511
2,938,713
Consumer Staples (4.1%):
Associated British Foods PLC .............................................. 47,857 1,492,433
British American Tobacco PLC ............................................. 44,698 1,627,533
Imperial Brands PLC .................................................... 64,523 1,874,169
J Sainsbury PLC ....................................................... 363,110 1,433,782
Marks & Spencer Group PLC .............................................. 271,766 1,353,545
Tesco PLC ............................................................ 387,535 1,858,133
9,639,595
Energy (0.8%):
Shell PLC(a) .......................................................... 55,789 1,808,401
Financials (2.1%):
3i Group PLC ......................................................... 32,431 1,432,736
Barclays PLC ......................................................... 357,871 1,074,173
Lloyds Banking Group PLC ............................................... 1,787,717 1,405,111
NatWest Group PLC ..................................................... 250,599 1,151,983
5,064,003
Health Care (0.6%):
GSK PLC ............................................................ 69,239 1,403,550
Industrials (0.5%):
Rolls-Royce Holdings PLC(a) .............................................. 157,899 1,112,729
24,238,279
Total Common Stocks (Cost $202,003,440) 233,342,334
Collateral for Securities Loaned (1.4%)^
United States (1.4%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.83%(d) ........ 852,101 852,101
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.85%(d) ............ 852,101 852,101
Invesco Government & Agency Portfolio, Institutional Shares, 4.84%(d) ............... 852,101 852,101

Victory Portfolios II
VictoryShares International Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.82%(d) . 852,101 $ 852,101
Total Collateral for Securities Loaned (Cost $3,408,404) 3,408,404
Total Investments (Cost $205,411,844) — 100.1% 236,750,738
Liabilities in excess of other assets — (0.1)% (315,607)
NET ASSETS - 100.00% $ 236,435,131
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2024, the fair value of these securities was
$2,566,807 and amounted to 1.1% of net assets.
(c) All or a portion of this security is on loan.
(d) Rate disclosed is the daily yield on September 30, 2024.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini MSCI EAFE Index Futures ...... 12 12/20/24 $ 1,480,774 $ 1,492,680 $ 11,906
Total unrealized appreciation $ 11,906
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 11,906

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF

(Unaudited)
Security Description Shares Value
Common Stocks (100.5%)
Brazil (6.0%):
Consumer Staples (0.7%):
JBS SA .............................................................. 212,900 $ 1,236,350
Energy (0.7%):
Petroleo Brasileiro SA , Preference Shares ..................................... 213,400 1,410,860
Industrials (0.6%):
Embraer SA (a) ......................................................... 128,800 1,134,363
Materials (0.9%):
Gerdau SA , Preference Shares .............................................. 503,984 1,767,326
Utilities (3.1%):
Cia De Sanena Do Parana ................................................. 375,400 2,031,834
Cia Energetica de Minas Gerais , Preference Shares ............................... 806,990 1,689,039
Companhia Paranaense de Energia , Preference Shares ............................. 1,199,600 2,244,281
5,965,154
11,514,053
Chile (2.4%):
Consumer Discretionary (0.9%):
Falabella SA (a) ........................................................ 465,170 1,723,810
Consumer Staples (0.9%):
Cencosud SA .......................................................... 854,223 1,725,367
Industrials (0.6%):
Cia Sud Americana de Vapores SA ........................................... 19,348,455 1,184,248
4,633,425
China (31.4%):
Communication Services (0.8%):
China Tower Corp. Ltd. , Class H (b) .......................................... 11,793,288 1,562,608
Consumer Discretionary (3.5%):
BYD Co. Ltd. ......................................................... 41,917 1,530,313
Great Wall Motor Co. Ltd. ................................................ 661,905 1,234,643
Haier Smart Home Co. Ltd. , Class H ......................................... 411,124 1,650,081
Pop Mart International Group Ltd. (b) ......................................... 145,200 994,636
Zhongsheng Group Holdings Ltd. ........................................... 669,000 1,240,993
6,650,666
Energy (3.3%):
China Coal Energy Co. Ltd. , Class H ......................................... 941,404 1,174,696
China Petroleum & Chemical Corp. , Class H ................................... 2,324,543 1,447,307
China Shenhua Energy Co. Ltd. , Class H ...................................... 323,939 1,460,593
PetroChina Co. Ltd. , Class H .............................................. 1,471,451 1,200,088
Yankuang Energy Group Co. Ltd. , Class H ..................................... 765,454 1,081,183
6,363,867
Financials (13.7%):
Agricultural Bank of China Ltd. , Class H ...................................... 3,754,722 1,767,814
Bank of China Ltd. , Class H ............................................... 4,244,882 2,004,054
Bank of Communications Co. Ltd. , Class H .................................... 2,365,370 1,813,523
China CITIC Bank Corp. Ltd. , Class H ....................................... 2,923,560 1,865,398
China Construction Bank Corp. , Class H ...................................... 2,591,000 1,959,849
China Life Insurance Co. Ltd. , Class H (a) ..................................... 815,256 1,638,147
China Merchants Bank Co. Ltd. , Class H ...................................... 315,384 1,564,018
China Minsheng Banking Corp. Ltd. , Class H ................................... 5,387,416 2,196,937
China Pacific Insurance Group Co. Ltd. , Class H ................................ 375,554 1,352,721
CITIC Securities Co. Ltd. , Class H .......................................... 901,434 2,382,997
Industrial & Commercial Bank of China Ltd. , Class H ............................. 3,330,191 1,987,765
PICC Property & Casualty Co. Ltd. , Class H ................................... 1,166,865 1,729,223

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Postal Savings Bank of China Co. Ltd. , Class H (b) ............................... 3,062,771 $ 1,832,084
The People's Insurance Co. Group of China Ltd. , Class H .......................... 4,377,937 2,089,398
26,183,928
Health Care (1.5%):
China Resources Pharmaceutical Group Ltd. (b) ................................. 1,744,500 1,348,725
Sinopharm Group Co. Ltd. , Class H .......................................... 576,176 1,541,687
2,890,412
Industrials (1.3%):
COSCO SHIPPING Holdings Co. Ltd. , Class H ................................. 757,430 1,270,568
Weichai Power Co. Ltd. , Class H ............................................ 683,675 1,262,938
2,533,506
Information Technology (1.5%):
AAC Technologies Holdings, Inc. ........................................... 214,371 879,700
Hua Hong Semiconductor Ltd. (b) ........................................... 347,000 932,940
Lenovo Group Ltd. ...................................................... 786,000 1,071,781
2,884,421
Materials (3.7%):
Anhui Conch Cement Co. Ltd. , Class H ....................................... 662,581 1,947,614
China Hongqiao Group Ltd. ............................................... 711,500 1,186,199
CMOC Group Ltd. , Class H ............................................... 1,175,191 1,153,482
Jiangxi Copper Co. Ltd. , Class H ............................................ 676,000 1,375,723
Zijin Mining Group Co. Ltd. , Class H ........................................ 577,912 1,312,896
6,975,914
Real Estate (0.8%):
Country Garden Holdings Co. Ltd. (a) (c) ...................................... 5,703,068 284,655
Longfor Group Holdings Ltd. (a) (b) .......................................... 616,427 1,192,634
1,477,289
Utilities (1.3%):
China Longyuan Power Group Corp. Ltd. , Class H ............................... 1,300,000 1,178,990
Huaneng Power International, Inc. , Class H .................................... 2,063,420 1,266,146
2,445,136
59,967,747
Colombia (1.0%):
Financials (1.0%):
Bancolombia SA , Preference Shares ......................................... 231,433 1,826,868
Cyprus (0.0%):(d)
Financials (0.0%):(d)
TCS Group Holding PLC , GDR (a) (e) ........................................ 15,868 5,929
Greece (0.0%):
Consumer Discretionary (0.0%):
FF Group (a) (e) ........................................................ 14,913 —
Hong Kong (2.9%):
Industrials (0.5%):
Orient Overseas International Ltd. ........................................... 62,630 889,466
Information Technology (0.5%):
Kingboard Laminates Holdings Ltd. ......................................... 953,000 917,006
Real Estate (1.3%):
C&D International Investment Group Ltd. (a) ................................... 587,098 1,271,834
Yuexiu Property Co. Ltd. ................................................. 1,479,497 1,210,456
2,482,290

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Utilities (0.6%):
Beijing Enterprises Holdings Ltd. ........................................... 337,342 $ 1,210,745
5,499,507
Hungary (1.4%):
Financials (0.7%):
OTP Bank Nyrt ........................................................ 24,915 1,303,750
Health Care (0.7%):
Richter Gedeon Nyrt .................................................... 45,772 1,410,650
2,714,400
India (20.4%):
Communication Services (2.2%):
Bharti Airtel Ltd. ....................................................... 99,205 2,023,909
Indus Towers Ltd. (a) .................................................... 177,369 830,899
Sun TV Network Ltd. .................................................... 131,391 1,306,287
4,161,095
Consumer Discretionary (6.6%):
Bajaj Auto Ltd. (a) ...................................................... 13,683 2,015,958
Bosch Ltd. ............................................................ 4,527 2,035,562
Exide Industries Ltd. .................................................... 172,516 1,034,628
Hero MotoCorp Ltd. ..................................................... 25,461 1,735,680
Mahindra & Mahindra Ltd. (a) .............................................. 41,105 1,518,158
Samvardhana Motherson International Ltd. .................................... 548,898 1,384,688
Tata Motors Ltd. ....................................................... 109,642 1,275,268
TVS Motor Co. Ltd. ..................................................... 47,620 1,613,840
12,613,782
Energy (0.3%):
Oil India Ltd. .......................................................... 97,474 675,428
Financials (1.9%):
BSE Ltd. ............................................................. 25,940 1,140,622
LIC Housing Finance Ltd. ................................................. 144,532 1,142,596
Power Finance Corp. Ltd. ................................................. 123,091 716,913
REC Ltd. ............................................................. 104,221 689,656
3,689,787
Health Care (3.5%):
Aurobindo Pharma Ltd. .................................................. 80,153 1,397,193
Glenmark Pharmaceuticals Ltd. ............................................. 66,110 1,320,288
Lupin Ltd. (a) .......................................................... 60,604 1,584,671
Sun Pharmaceutical Industries Ltd. .......................................... 100,229 2,304,534
6,606,686
Industrials (3.1%):
Bharat Electronics Ltd. ................................................... 295,160 1,004,224
Bharat Heavy Electricals Ltd. .............................................. 247,938 827,582
Cummins India Ltd. ..................................................... 26,508 1,204,002
Rail Vikas Nigam Ltd. ................................................... 86,232 546,898
Suzlon Energy Ltd. (a) .................................................... 1,066,904 1,019,207
Voltas Ltd. ............................................................ 59,864 1,318,139
5,920,052
Materials (1.6%):
National Aluminium Co. Ltd. .............................................. 364,780 915,430
Steel Authority of India Ltd. ............................................... 494,822 834,740
Vedanta Ltd. .......................................................... 204,642 1,251,963
3,002,133
Utilities (1.2%):
NTPC Ltd. ............................................................ 251,953 1,332,585

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Torrent Power Ltd. (a) .................................................... 46,162 $ 1,034,561
2,367,146
39,036,109
Malaysia (6.5%):
Consumer Discretionary (1.1%):
Genting Bhd .......................................................... 1,992,800 2,045,509
Industrials (3.3%):
Gamuda Bhd .......................................................... 874,000 1,713,642
IJM Corp. Bhd ......................................................... 1,765,600 1,255,328
Sime Darby Bhd ....................................................... 3,310,600 1,976,238
Sunway Bhd .......................................................... 1,358,600 1,384,645
6,329,853
Utilities (2.1%):
Tenaga Nasional Bhd .................................................... 684,800 2,399,542
YTL Corp. Bhd ........................................................ 1,347,600 820,790
YTL Power International Bhd .............................................. 951,200 844,793
4,065,125
12,440,487
Mexico (0.9%):
Consumer Staples (0.9%):
Coca-Cola Femsa SAB de CV .............................................. 202,295 1,791,103
Netherlands (1.0%):
Real Estate (1.0%):
NEPI Rockcastle NV .................................................... 219,282 1,852,406
Poland (0.4%):
Financials (0.4%):
Alior Bank SA ......................................................... 30,232 728,221
Russian Federation (0.0%):(d)
Energy (0.0%):(d)
Gazprom PJSC (a) (e) (f) ................................................... 324,752 8,494
Financials (0.0%):
Sberbank of Russia PJSC (a) (e) (f) ........................................... 177,888 —
Materials (0.0%):(d)
PhosAgro PJSC , GDR (a) (e) (f) ............................................. 35,202 —
PhosAgro Public Joint , GDR (a) (e) ........................................... 227 —
Severstal PAO (a) (e) (f) ................................................... 37,552 —
United Co. RUSAL International PJSC (a) (e) (f) .................................. 555,630 3,804
3,804
Utilities (0.0%):(d)
Inter RAO UES PJSC (a) (e) (f) .............................................. 23,475,472 7,352
19,650
South Africa (1.5%):
Health Care (0.5%):
Aspen Pharmacare Holdings Ltd. ............................................ 79,952 902,759
Materials (1.0%):
African Rainbow Minerals Ltd. ............................................. 74,529 817,186
Harmony Gold Mining Co. Ltd. ............................................. 57,654 594,701
Impala Platinum Holdings Ltd. (a) ........................................... 100,323 562,088
1,973,975
2,876,734
Taiwan (18.8%):
Consumer Discretionary (1.5%):
Makalot Industrial Co. Ltd. ................................................ 114,360 1,261,709

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Pou Chen Corp. ........................................................ 1,378,000 $ 1,574,770
2,836,479
Financials (2.1%):
Fubon Financial Holding Co. Ltd. ........................................... 668,000 1,908,994
SinoPac Financial Holdings Co. Ltd. ......................................... 2,635,000 2,020,003
3,928,997
Industrials (3.5%):
China Airlines Ltd. ...................................................... 2,374,000 1,613,537
Eva Airways Corp. ...................................................... 1,246,000 1,477,097
Evergreen Marine Corp. Taiwan Ltd. ......................................... 166,400 1,057,326
Fortune Electric Co. Ltd. ................................................. 30,700 610,448
Wan Hai Lines Ltd. ..................................................... 301,000 932,507
Yang Ming Marine Transport Corp. .......................................... 426,000 929,219
6,620,134
Information Technology (11.4%):
ASE Technology Holding Co. Ltd. ........................................... 218,000 1,040,622
Asia Vital Components Co. Ltd. ............................................ 35,000 652,799
AUO Corp. ........................................................... 2,738,800 1,476,197
Catcher Technology Co. Ltd. ............................................... 227,000 1,697,136
Chicony Electronics Co. Ltd. .............................................. 220,000 1,140,581
Compal Electronics, Inc. .................................................. 1,208,000 1,271,659
Compeq Manufacturing Co. Ltd. ............................................ 397,000 857,178
Hon Hai Precision Industry Co. Ltd. ......................................... 178,000 1,055,069
Innolux Corp. ......................................................... 2,182,263 1,114,139
King Yuan Electronics Co. Ltd. ............................................. 231,000 821,531
Novatek Microelectronics Corp. ............................................ 78,000 1,277,274
Pegatron Corp. ......................................................... 439,000 1,429,425
Powertech Technology, Inc. ................................................ 232,000 1,004,774
Radiant Opto-Electronics Corp. ............................................. 205,000 1,260,472
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 42,000 1,270,635
Tripod Technology Corp. ................................................. 166,000 1,031,170
WPG Holdings Ltd. ..................................................... 443,000 1,050,327
Yageo Corp. ........................................................... 68,000 1,339,234
Zhen Ding Technology Holding Ltd. ......................................... 288,000 1,033,351
21,823,573
Real Estate (0.3%):
JSL Construction & Development Co. Ltd. ..................................... 195,000 665,760
35,874,943
Turkey (5.9%):
Communication Services (0.4%):
Turkcell Iletisim Hizmetleri A/S ............................................ 259,123 721,671
Consumer Discretionary (0.7%):
Ford Otomotiv Sanayi A/S ................................................ 26,331 707,141
Tofas Turk Otomobil Fabrikasi A/S .......................................... 100,132 631,272
1,338,413
Consumer Staples (1.4%):
Anadolu Efes Biracilik Ve Malt Sanayii A/S .................................... 98,153 563,664
BIM Birlesik Magazalar A/S ............................................... 48,256 700,564
Coca-Cola Icecek A/S .................................................... 406,312 677,534
Migros Ticaret A/S ...................................................... 54,973 723,699
2,665,461
Financials (1.4%):
Akbank TAS .......................................................... 349,208 629,305
Haci Omer Sabanci Holding A/S ............................................ 285,516 813,135
Turkiye Is Bankasi A/S ................................................... 1,671,935 687,703

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Name
Acquisition Date
Cost
Gazprom PJSC .............................................
12/8/2017
$ 722,938
Inter RAO UES PJSC .........................................
5/2/2018
1,576,280
PhosAgro PJSC , GDR ........................................
12/21/2021
748,678
Sberbank of Russia PJSC ......................................
10/24/2017
634,243
Severstal PAO ..............................................
5/27/2021
881,363
United Co. RUSAL International PJSC ............................
11/30/2021
516,962
Security Description Shares Value
Yapi ve Kredi Bankasi A/S ................................................ 667,005 $ 603,343
2,733,486
Industrials (2.0%):
AG Anadolu Grubu Holding A/S ............................................ 69,078 630,003
KOC Holding A/S ...................................................... 142,155 782,669
Pegasus Hava Tasimaciligi A/S (a) ........................................... 108,347 758,500
TAV Havalimanlari Holding A/S (a) .......................................... 102,879 751,521
Turk Hava Yollari AO (a) .................................................. 98,837 824,063
3,746,756
11,205,787
Total Common Stocks (Cost $161,612,229) 191,987,369
Collateral for Securities Loaned (0.2%)^
United States (0.2%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .83% (g) ........ 105,583 105,583
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .85% (g) ............ 105,583 105,583
Invesco Government & Agency Portfolio, Institutional Shares , 4 .84% (g) ............... 105,583 105,583
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .82% (g) . 105,583 105,583
Total Collateral for Securities Loaned (Cost $422,332) 422,332
Total Investments (Cost $162,034,561) — 100.7% 192,409,701
Liabilities in excess of other assets — (0.7)% (1,459,040)
NET ASSETS - 100.00% $ 190,950,661
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2024, the fair value of these securities was
$7,863,627 and amounted to 4.1% of net assets.
(c) All or a portion of this security is on loan.
(d) Amount represents less than 0.05% of net assets.
(e) Security was fair valued using significant unobservable inputs as of September 30, 2024.
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at September 30, 2024.
(g) Rate disclosed is the daily yield on September 30, 2024.
GDR
—
Global Depositary Receipt
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini MSCI Emerging Markets Index
Futures .......................... 10 12/20/24 $ 585,546 $ 586,350 $ 804
Total unrealized appreciation $ 804
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 804

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios II
VictoryShares WestEnd Global Equity ETF

(Unaudited)
Security Description Shares Value
Exchange-Traded Funds (100.3%)
Communication Services Select Sector SPDR Fund .............................. 1,881 $ 170,042
Consumer Discretionary Select Sector SPDR Fund ............................... 905 181,335
Consumer Staples Select Sector SPDR Fund ................................... 2,009 166,747
Financial Select Sector SPDR Fund .......................................... 5,680 257,418
Health Care Select Sector SPDR Fund ........................................ 2,130 328,063
iShares Core MSCI Europe ETF ............................................ 1,084 66,048
iShares U.S. Broker-Dealers & Securities Exchanges ETF .......................... 666 85,621
Real Estate Select Sector SPDR Fund ........................................ 945 42,213
Technology Select Sector SPDR Fund ........................................ 1,763 398,015
Utilities Select Sector SPDR Fund ........................................... 1,075 86,838
Vanguard FTSE All-World ex-U.S. ETF ....................................... 7,478 471,114
Vanguard FTSE Pacific ETF ............................................... 5,211 408,490
Total Exchange-Traded Funds (Cost $2,507,823) 2,661,944
Total Investments (Cost $2,507,823) — 100.3% 2,661,944
Liabilities in excess of other assets — (0.3)% (7,011)
NET ASSETS - 100.00% $ 2,654,933
At September 30, 2024, the foreign securities held by the underlying Funds were 81.2% of net assets.
ETF
—
Exchange-Traded Fund

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF

(Unaudited)
Security Description Shares Value
Common Stocks (91.1%)
Communication Services (3.3%):
AT&T, Inc. ........................................................... 7,347 $ 161,634
Gray Television, Inc. .................................................... 4,149 22,239
John Wiley & Sons, Inc. , Class A ............................................ 441 21,278
Nexstar Media Group, Inc. ................................................ 306 50,597
Omnicom Group, Inc. .................................................... 714 73,821
TEGNA, Inc. .......................................................... 1,676 26,447
Verizon Communications, Inc. .............................................. 3,384 151,975
507,991
Consumer Discretionary (8.3%):
Best Buy Co., Inc. ...................................................... 1,075 111,047
Bloomin' Brands, Inc. .................................................... 1,970 32,564
Carter's, Inc. .......................................................... 1,702 110,596
Dana, Inc. ............................................................ 1,978 20,888
Darden Restaurants, Inc. .................................................. 798 130,976
Dine Brands Global, Inc. ................................................. 1,034 32,292
Ethan Allen Interiors, Inc. ................................................. 1,282 40,883
Ford Motor Co. ........................................................ 6,921 73,086
Haverty Furniture Cos., Inc. ............................................... 1,186 32,579
International Game Technology PLC ......................................... 1,148 24,452
Kontoor Brands, Inc. .................................................... 295 24,125
LCI Industries ......................................................... 243 29,291
Macy's, Inc. ........................................................... 3,141 49,282
Monro, Inc. ........................................................... 916 26,436
Newell Brands, Inc. ..................................................... 3,245 24,922
Nordstrom, Inc. ........................................................ 1,800 40,482
Polaris, Inc. ........................................................... 498 41,453
Smith & Wesson Brands, Inc. .............................................. 988 12,824
Standard Motor Products, Inc. .............................................. 1,073 35,624
Tapestry, Inc. .......................................................... 1,818 85,410
The Buckle, Inc. ........................................................ 631 27,745
The Cheesecake Factory, Inc. .............................................. 492 19,951
Travel + Leisure Co. ..................................................... 2,027 93,404
Upbound Group, Inc. .................................................... 1,194 38,196
Vail Resorts, Inc. ....................................................... 579 100,914
Wolverine World Wide, Inc. ............................................... 1,105 19,249
1,278,671
Consumer Staples (11.9%):
Altria Group, Inc. ....................................................... 3,262 166,493
Archer-Daniels-Midland Co. ............................................... 653 39,010
B&G Foods, Inc. ....................................................... 2,835 25,175
Cal-Maine Foods, Inc. ................................................... 316 23,649
Conagra Brands, Inc. .................................................... 4,312 140,226
Energizer Holdings, Inc. .................................................. 1,829 58,089
Flowers Foods, Inc. ..................................................... 6,466 149,171
Fresh Del Monte Produce, Inc. ............................................. 1,500 44,310
General Mills, Inc. ...................................................... 1,643 121,336
Hormel Foods Corp. ..................................................... 2,593 82,198
Kenvue, Inc. .......................................................... 4,415 102,119
Kimberly-Clark Corp. .................................................... 820 116,670
Molson Coors Beverage Co. , Class B ......................................... 1,234 70,980
PepsiCo, Inc. .......................................................... 484 82,304
Philip Morris International, Inc. ............................................. 1,491 181,007
Reynolds Consumer Products, Inc. .......................................... 3,401 105,771
SpartanNash Co. ....................................................... 2,252 50,467
The Clorox Co. ........................................................ 517 84,224
The Kraft Heinz Co. ..................................................... 3,974 139,527
Tyson Foods, Inc. , Class A ................................................ 1,060 63,134
1,845,860

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Energy (9.1%):
Antero Midstream Corp. .................................................. 10,162 $ 152,938
APA Corp. ............................................................ 1,650 40,359
Archrock, Inc. ......................................................... 1,118 22,628
Ardmore Shipping Corp. .................................................. 1,859 33,648
Berry Corp. ........................................................... 6,257 32,161
Coterra Energy, Inc. ..................................................... 2,626 62,893
Crescent Energy Co. , Class A .............................................. 2,901 31,766
DHT Holdings, Inc. ..................................................... 3,971 43,800
Exxon Mobil Corp. ..................................................... 672 78,772
Golar LNG Ltd. ........................................................ 707 25,989
Helmerich & Payne, Inc. .................................................. 555 16,883
HF Sinclair Corp. ....................................................... 1,919 85,530
Kinder Morgan, Inc. ..................................................... 8,135 179,702
Kinetik Holdings, Inc. ................................................... 1,104 49,967
Kodiak Gas Services, Inc. ................................................. 1,545 44,805
Murphy Oil Corp. ...................................................... 665 22,437
Noble Corp. PLC ....................................................... 661 23,889
Nordic American Tankers Ltd. .............................................. 11,540 42,352
Northern Oil & Gas, Inc. .................................................. 988 34,985
ONEOK, Inc. .......................................................... 1,834 167,132
Riley Exploration Permian, Inc. ............................................. 959 25,404
SandRidge Energy, Inc. .................................................. 1,842 22,528
SFL Corp. Ltd. ......................................................... 3,842 44,452
Sitio Royalties Corp. , Class A .............................................. 2,087 43,493
Solaris Oilfield Infrastructure, Inc. , Class A .................................... 1,536 19,599
VAALCO Energy, Inc. ................................................... 3,517 20,188
Vitesse Energy, Inc. ..................................................... 1,795 43,116
1,411,416
Financials (18.2%):
Artisan Partners Asset Management, Inc. , Class A ................................ 1,057 45,789
Banco Latinoamericano de Comercio Exterior SA , Class E ......................... 1,547 50,262
Central Pacific Financial Corp. ............................................. 1,870 55,184
Citizens Financial Group, Inc. .............................................. 2,266 93,065
Compass Diversified Holdings ............................................. 2,073 45,876
CVB Financial Corp. .................................................... 2,249 40,077
Dime Community Bancshares, Inc. .......................................... 1,223 35,222
Fidelity National Financial, Inc. ............................................ 1,566 97,186
Fifth Third Bancorp ..................................................... 1,605 68,758
First Hawaiian, Inc. ..................................................... 4,774 110,518
First Horizon Corp. ..................................................... 5,425 84,250
First Interstate BancSystem, Inc. , Class A ...................................... 1,283 39,362
HA Sustainable Infrastructure Capital, Inc. ..................................... 893 30,782
Hanmi Financial Corp. ................................................... 1,968 36,605
Heritage Financial Corp. .................................................. 1,775 38,642
Hope Bancorp, Inc. ..................................................... 3,137 39,401
Huntington Bancshares, Inc. ............................................... 7,712 113,366
Invesco Ltd. ........................................................... 5,328 93,560
Janus Henderson Group PLC .............................................. 3,564 135,682
KeyCorp. ............................................................ 5,049 84,571
Lazard, Inc. ........................................................... 1,864 93,908
Moelis & Co. , Class A ................................................... 508 34,803
Northern Trust Corp. .................................................... 1,028 92,551
Northwest Bancshares, Inc. ................................................ 3,780 50,576
OneMain Holdings, Inc. .................................................. 2,106 99,129
Peoples Bancorp, Inc. .................................................... 1,573 47,332
Prudential Financial, Inc. ................................................. 1,142 138,296
Regions Financial Corp. .................................................. 4,733 110,421
Safety Insurance Group, Inc. ............................................... 676 55,283
Sandy Spring Bancorp, Inc. ................................................ 1,161 36,421
Simmons First National Corp. , Class A ....................................... 1,828 39,375
Southside Bancshares, Inc. ................................................ 1,261 42,155
Synovus Financial Corp. .................................................. 1,090 48,472

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
T. Rowe Price Group, Inc. ................................................. 1,114 $ 121,348
The Bank of NT Butterfield & Son Ltd. ....................................... 1,430 52,738
The PNC Financial Services Group, Inc. ...................................... 527 97,416
The Western Union Co. ................................................... 10,760 128,367
Truist Financial Corp. .................................................... 2,592 110,860
United Bankshares, Inc. .................................................. 1,142 42,368
Zions Bancorp NA ...................................................... 807 38,107
2,818,084
Health Care (7.8%):
AbbVie, Inc. .......................................................... 439 86,694
Baxter International, Inc. ................................................. 1,615 61,321
Bristol-Myers Squibb Co. ................................................. 2,142 110,827
CVS Health Corp. ...................................................... 1,490 93,691
Embecta Corp. ......................................................... 1,317 18,570
Gilead Sciences, Inc. .................................................... 1,483 124,335
Johnson & Johnson ..................................................... 564 91,402
Medtronic PLC ........................................................ 1,193 107,406
Organon & Co. ........................................................ 3,277 62,689
Patterson Cos., Inc. ..................................................... 1,794 39,181
Perrigo Co. PLC ....................................................... 2,966 77,798
Pfizer, Inc. ............................................................ 3,885 112,432
Premier, Inc. , Class A .................................................... 6,195 123,900
Viatris, Inc. ........................................................... 8,797 102,133
1,212,379
Industrials (4.8%):
Costamare, Inc. ........................................................ 1,593 25,042
CSG Systems International, Inc. ............................................ 400 19,460
Deluxe Corp. .......................................................... 1,838 35,823
Douglas Dynamics, Inc. .................................................. 1,232 33,978
Genco Shipping & Trading Ltd. ............................................. 2,503 48,808
Golden Ocean Group Ltd. ................................................. 3,032 40,568
Kennametal, Inc. ....................................................... 1,047 27,149
ManpowerGroup, Inc. ................................................... 1,578 116,014
MillerKnoll, Inc. ....................................................... 589 14,584
MSC Industrial Direct Co., Inc. ............................................. 1,343 115,578
Pitney Bowes, Inc. ...................................................... 1,882 13,419
Resources Connection, Inc. ................................................ 3,905 37,878
Robert Half, Inc. ....................................................... 1,031 69,500
Steelcase, Inc. , Class A ................................................... 1,342 18,104
Trinity Industries, Inc. ................................................... 768 26,757
United Parcel Service, Inc. , Class B .......................................... 790 107,709
750,371
Information Technology (1.1%):
Cisco Systems, Inc. ..................................................... 1,684 89,622
HP, Inc. .............................................................. 1,303 46,739
Xerox Holdings Corp. ................................................... 2,875 29,843
166,204
Materials (5.7%):
Amcor PLC ........................................................... 12,090 136,980
Ardagh Metal Packaging SA ............................................... 10,943 41,255
Dow, Inc. ............................................................ 2,846 155,477
Eastman Chemical Co. ................................................... 676 75,678
Greif, Inc. , Class A ...................................................... 491 30,766
Kaiser Aluminum Corp. .................................................. 422 30,603
LyondellBasell Industries NV , Class A ........................................ 1,641 157,372
Myers Industries, Inc. .................................................... 1,897 26,216
Pactiv Evergreen, Inc. .................................................... 1,334 15,354
Ramaco Resources, Inc. , Class A ............................................ 1,674 19,586
Ryerson Holding Corp. ................................................... 848 16,884
Sonoco Products Co. .................................................... 2,744 149,905

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
SunCoke Energy, Inc. .................................................... 3,313 $ 28,757
884,833
Utilities (20.9%):
Alliant Energy Corp. .................................................... 1,992 120,895
American Electric Power Co., Inc. ........................................... 1,287 132,046
Avista Corp. .......................................................... 1,519 58,861
Black Hills Corp. ....................................................... 1,037 63,381
Brookfield Infrastructure Corp. , Class A ....................................... 1,078 46,818
Clearway Energy, Inc. , Class C ............................................. 3,231 99,127
CMS Energy Corp. ...................................................... 1,225 86,522
Consolidated Edison, Inc. ................................................. 1,178 122,665
Dominion Energy, Inc. ................................................... 2,123 122,688
DTE Energy Co. ....................................................... 785 100,802
Duke Energy Corp. ...................................................... 1,535 176,986
Edison International ..................................................... 1,816 158,155
Entergy Corp. ......................................................... 1,308 172,146
Evergy, Inc. ........................................................... 2,741 169,969
Eversource Energy ...................................................... 1,705 116,025
FirstEnergy Corp. ....................................................... 3,994 177,134
National Fuel Gas Co. ................................................... 1,793 108,674
New Jersey Resources Corp. ............................................... 1,237 58,386
NiSource, Inc. ......................................................... 3,607 124,983
Northwest Natural Holding Co. ............................................. 1,225 50,005
Northwestern Energy Group, Inc. ........................................... 1,232 70,495
OGE Energy Corp. ...................................................... 4,087 167,649
ONE Gas, Inc. ......................................................... 756 56,262
Pinnacle West Capital Corp. ............................................... 1,661 147,148
Portland General Electric Co. .............................................. 1,400 67,060
PPL Corp. ............................................................ 3,766 124,579
Southwest Gas Holdings, Inc. .............................................. 536 39,535
Spire, Inc. ............................................................ 1,056 71,058
The AES Corp. ........................................................ 4,347 87,201
TXNM Energy, Inc. ..................................................... 1,316 57,601
UGI Corp. ............................................................ 3,597 89,997
3,244,853
Total Common Stocks (Cost $13,489,137) 14,120,662
Total Investments (Cost $13,489,137) — 91.1% 14,120,662
Other assets in excess of liabilities — 8.9% 1,387,570
NET ASSETS - 100.00% $ 15,508,232
At September 30, 2024, the Fund's investments in foreign securities were 5.8% of net assets.
ADR
—
American Depositary Receipt
CVR
—
Contingent Value Right
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
NASDAQ 100 E-Mini Futures ......... 39 12/20/24 $ 15,415,147 $ 15,803,775 $ 388,628
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 60 12/20/24 $ 6,618,165 $ 6,747,600 $ (129,435)
E-Mini S&P 500 Futures .............. 47 12/20/24 13,372,260 13,663,487 (291,227)
$ (420,662)
Total unrealized appreciation $ 388,628
Total unrealized depreciation (420,662)

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Total net unrealized appreciation (depreciation) $ (32,034)

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios II
VictoryShares Hedged Equity Income ETF

(Unaudited)
Security Description Shares Value
Common Stocks (91.1%)
Communication Services (3.3%):
AT&T, Inc. ........................................................... 7,347 $ 161,634
Gray Television, Inc. .................................................... 4,149 22,239
John Wiley & Sons, Inc. , Class A ............................................ 441 21,278
Nexstar Media Group, Inc. ................................................ 306 50,597
Omnicom Group, Inc. .................................................... 714 73,821
TEGNA, Inc. .......................................................... 1,676 26,447
Verizon Communications, Inc. .............................................. 3,384 151,975
507,991
Consumer Discretionary (8.3%):
Best Buy Co., Inc. ...................................................... 1,075 111,047
Bloomin' Brands, Inc. .................................................... 1,970 32,564
Carter's, Inc. .......................................................... 1,702 110,596
Dana, Inc. ............................................................ 1,978 20,888
Darden Restaurants, Inc. .................................................. 798 130,976
Dine Brands Global, Inc. ................................................. 1,034 32,292
Ethan Allen Interiors, Inc. ................................................. 1,282 40,883
Ford Motor Co. ........................................................ 6,921 73,086
Haverty Furniture Cos., Inc. ............................................... 1,186 32,579
International Game Technology PLC ......................................... 1,148 24,452
Kontoor Brands, Inc. .................................................... 295 24,125
LCI Industries ......................................................... 243 29,291
Macy's, Inc. ........................................................... 3,141 49,282
Monro, Inc. ........................................................... 916 26,436
Newell Brands, Inc. ..................................................... 3,245 24,922
Nordstrom, Inc. ........................................................ 1,800 40,482
Polaris, Inc. ........................................................... 498 41,453
Smith & Wesson Brands, Inc. .............................................. 988 12,824
Standard Motor Products, Inc. .............................................. 1,073 35,624
Tapestry, Inc. .......................................................... 1,818 85,410
The Buckle, Inc. ........................................................ 631 27,745
The Cheesecake Factory, Inc. .............................................. 492 19,951
Travel + Leisure Co. ..................................................... 2,027 93,404
Upbound Group, Inc. .................................................... 1,194 38,196
Vail Resorts, Inc. ....................................................... 579 100,914
Wolverine World Wide, Inc. ............................................... 1,105 19,249
1,278,671
Consumer Staples (11.9%):
Altria Group, Inc. ....................................................... 3,262 166,493
Archer-Daniels-Midland Co. ............................................... 653 39,010
B&G Foods, Inc. ....................................................... 2,835 25,175
Cal-Maine Foods, Inc. ................................................... 316 23,649
Conagra Brands, Inc. .................................................... 4,312 140,226
Energizer Holdings, Inc. .................................................. 1,829 58,089
Flowers Foods, Inc. ..................................................... 6,466 149,171
Fresh Del Monte Produce, Inc. ............................................. 1,500 44,310
General Mills, Inc. ...................................................... 1,643 121,336
Hormel Foods Corp. ..................................................... 2,593 82,198
Kenvue, Inc. .......................................................... 4,415 102,119
Kimberly-Clark Corp. .................................................... 820 116,670
Molson Coors Beverage Co. , Class B ......................................... 1,234 70,980
PepsiCo, Inc. .......................................................... 484 82,304
Philip Morris International, Inc. ............................................. 1,491 181,007
Reynolds Consumer Products, Inc. .......................................... 3,401 105,771
SpartanNash Co. ....................................................... 2,252 50,467
The Clorox Co. ........................................................ 517 84,224
The Kraft Heinz Co. ..................................................... 3,974 139,527
Tyson Foods, Inc. , Class A ................................................ 1,060 63,134
1,845,860

Victory Portfolios II
VictoryShares Hedged Equity Income ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Energy (9.1%):
Antero Midstream Corp. .................................................. 10,162 $ 152,938
APA Corp. ............................................................ 1,650 40,359
Archrock, Inc. ......................................................... 1,118 22,628
Ardmore Shipping Corp. .................................................. 1,859 33,648
Berry Corp. ........................................................... 6,257 32,161
Coterra Energy, Inc. ..................................................... 2,626 62,893
Crescent Energy Co. , Class A .............................................. 2,901 31,766
DHT Holdings, Inc. ..................................................... 3,971 43,800
Exxon Mobil Corp. ..................................................... 672 78,772
Golar LNG Ltd. ........................................................ 707 25,989
Helmerich & Payne, Inc. .................................................. 555 16,883
HF Sinclair Corp. ....................................................... 1,919 85,530
Kinder Morgan, Inc. ..................................................... 8,135 179,702
Kinetik Holdings, Inc. ................................................... 1,104 49,967
Kodiak Gas Services, Inc. ................................................. 1,545 44,805
Murphy Oil Corp. ...................................................... 665 22,437
Noble Corp. PLC ....................................................... 661 23,889
Nordic American Tankers Ltd. .............................................. 11,540 42,352
Northern Oil & Gas, Inc. .................................................. 988 34,985
ONEOK, Inc. .......................................................... 1,834 167,132
Riley Exploration Permian, Inc. ............................................. 959 25,404
SandRidge Energy, Inc. .................................................. 1,842 22,528
SFL Corp. Ltd. ......................................................... 3,842 44,452
Sitio Royalties Corp. , Class A .............................................. 2,087 43,493
Solaris Oilfield Infrastructure, Inc. , Class A .................................... 1,536 19,599
VAALCO Energy, Inc. ................................................... 3,517 20,188
Vitesse Energy, Inc. ..................................................... 1,795 43,116
1,411,416
Financials (18.2%):
Artisan Partners Asset Management, Inc. , Class A ................................ 1,057 45,789
Banco Latinoamericano de Comercio Exterior SA , Class E ......................... 1,547 50,262
Central Pacific Financial Corp. ............................................. 1,870 55,184
Citizens Financial Group, Inc. .............................................. 2,266 93,065
Compass Diversified Holdings ............................................. 2,073 45,876
CVB Financial Corp. .................................................... 2,249 40,077
Dime Community Bancshares, Inc. .......................................... 1,223 35,222
Fidelity National Financial, Inc. ............................................ 1,566 97,186
Fifth Third Bancorp ..................................................... 1,605 68,758
First Hawaiian, Inc. ..................................................... 4,774 110,518
First Horizon Corp. ..................................................... 5,425 84,250
First Interstate BancSystem, Inc. , Class A ...................................... 1,283 39,362
HA Sustainable Infrastructure Capital, Inc. ..................................... 893 30,782
Hanmi Financial Corp. ................................................... 1,968 36,605
Heritage Financial Corp. .................................................. 1,775 38,642
Hope Bancorp, Inc. ..................................................... 3,137 39,401
Huntington Bancshares, Inc. ............................................... 7,712 113,366
Invesco Ltd. ........................................................... 5,328 93,560
Janus Henderson Group PLC .............................................. 3,564 135,682
KeyCorp. ............................................................ 5,049 84,571
Lazard, Inc. ........................................................... 1,864 93,908
Moelis & Co. , Class A ................................................... 508 34,803
Northern Trust Corp. .................................................... 1,028 92,551
Northwest Bancshares, Inc. ................................................ 3,780 50,576
OneMain Holdings, Inc. .................................................. 2,106 99,129
Peoples Bancorp, Inc. .................................................... 1,573 47,332
Prudential Financial, Inc. ................................................. 1,142 138,296
Regions Financial Corp. .................................................. 4,733 110,421
Safety Insurance Group, Inc. ............................................... 676 55,283
Sandy Spring Bancorp, Inc. ................................................ 1,161 36,421
Simmons First National Corp. , Class A ....................................... 1,828 39,375
Southside Bancshares, Inc. ................................................ 1,261 42,155
Synovus Financial Corp. .................................................. 1,090 48,472

Victory Portfolios II
VictoryShares Hedged Equity Income ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
T. Rowe Price Group, Inc. ................................................. 1,114 $ 121,348
The Bank of NT Butterfield & Son Ltd. ....................................... 1,430 52,738
The PNC Financial Services Group, Inc. ...................................... 527 97,416
The Western Union Co. ................................................... 10,760 128,367
Truist Financial Corp. .................................................... 2,592 110,860
United Bankshares, Inc. .................................................. 1,142 42,368
Zions Bancorp NA ...................................................... 807 38,107
2,818,084
Health Care (7.8%):
AbbVie, Inc. .......................................................... 439 86,694
Baxter International, Inc. ................................................. 1,615 61,321
Bristol-Myers Squibb Co. ................................................. 2,142 110,827
CVS Health Corp. ...................................................... 1,490 93,691
Embecta Corp. ......................................................... 1,317 18,570
Gilead Sciences, Inc. .................................................... 1,483 124,335
Johnson & Johnson ..................................................... 564 91,402
Medtronic PLC ........................................................ 1,193 107,406
Organon & Co. ........................................................ 3,277 62,689
Patterson Cos., Inc. ..................................................... 1,794 39,181
Perrigo Co. PLC ....................................................... 2,966 77,798
Pfizer, Inc. ............................................................ 3,885 112,432
Premier, Inc. , Class A .................................................... 6,195 123,900
Viatris, Inc. ........................................................... 8,797 102,133
1,212,379
Industrials (4.8%):
Costamare, Inc. ........................................................ 1,593 25,042
CSG Systems International, Inc. ............................................ 400 19,460
Deluxe Corp. .......................................................... 1,838 35,823
Douglas Dynamics, Inc. .................................................. 1,232 33,978
Genco Shipping & Trading Ltd. ............................................. 2,503 48,808
Golden Ocean Group Ltd. ................................................. 3,032 40,568
Kennametal, Inc. ....................................................... 1,047 27,149
ManpowerGroup, Inc. ................................................... 1,578 116,014
MillerKnoll, Inc. ....................................................... 589 14,584
MSC Industrial Direct Co., Inc. ............................................. 1,343 115,578
Pitney Bowes, Inc. ...................................................... 1,882 13,419
Resources Connection, Inc. ................................................ 3,905 37,878
Robert Half, Inc. ....................................................... 1,031 69,500
Steelcase, Inc. , Class A ................................................... 1,342 18,104
Trinity Industries, Inc. ................................................... 768 26,757
United Parcel Service, Inc. , Class B .......................................... 790 107,709
750,371
Information Technology (1.1%):
Cisco Systems, Inc. ..................................................... 1,684 89,622
HP, Inc. .............................................................. 1,303 46,739
Xerox Holdings Corp. ................................................... 2,875 29,843
166,204
Materials (5.7%):
Amcor PLC ........................................................... 12,090 136,980
Ardagh Metal Packaging SA ............................................... 10,943 41,255
Dow, Inc. ............................................................ 2,846 155,477
Eastman Chemical Co. ................................................... 676 75,678
Greif, Inc. , Class A ...................................................... 491 30,766
Kaiser Aluminum Corp. .................................................. 422 30,603
LyondellBasell Industries NV , Class A ........................................ 1,641 157,372
Myers Industries, Inc. .................................................... 1,897 26,216
Pactiv Evergreen, Inc. .................................................... 1,334 15,354
Ramaco Resources, Inc. , Class A ............................................ 1,674 19,586
Ryerson Holding Corp. ................................................... 848 16,884
Sonoco Products Co. .................................................... 2,744 149,905

Victory Portfolios II
VictoryShares Hedged Equity Income ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
SunCoke Energy, Inc. .................................................... 3,313 $ 28,757
884,833
Utilities (20.9%):
Alliant Energy Corp. .................................................... 1,992 120,895
American Electric Power Co., Inc. ........................................... 1,287 132,046
Avista Corp. .......................................................... 1,519 58,861
Black Hills Corp. ....................................................... 1,037 63,381
Brookfield Infrastructure Corp. , Class A ....................................... 1,078 46,818
Clearway Energy, Inc. , Class C ............................................. 3,231 99,127
CMS Energy Corp. ...................................................... 1,225 86,522
Consolidated Edison, Inc. ................................................. 1,178 122,665
Dominion Energy, Inc. ................................................... 2,123 122,688
DTE Energy Co. ....................................................... 785 100,802
Duke Energy Corp. ...................................................... 1,535 176,986
Edison International ..................................................... 1,816 158,155
Entergy Corp. ......................................................... 1,308 172,146
Evergy, Inc. ........................................................... 2,741 169,969
Eversource Energy ...................................................... 1,705 116,025
FirstEnergy Corp. ....................................................... 3,994 177,134
National Fuel Gas Co. ................................................... 1,793 108,674
New Jersey Resources Corp. ............................................... 1,237 58,386
NiSource, Inc. ......................................................... 3,607 124,983
Northwest Natural Holding Co. ............................................. 1,225 50,005
Northwestern Energy Group, Inc. ........................................... 1,232 70,495
OGE Energy Corp. ...................................................... 4,087 167,649
ONE Gas, Inc. ......................................................... 756 56,262
Pinnacle West Capital Corp. ............................................... 1,661 147,148
Portland General Electric Co. .............................................. 1,400 67,060
PPL Corp. ............................................................ 3,766 124,579
Southwest Gas Holdings, Inc. .............................................. 536 39,535
Spire, Inc. ............................................................ 1,056 71,058
The AES Corp. ........................................................ 4,347 87,201
TXNM Energy, Inc. ..................................................... 1,316 57,601
UGI Corp. ............................................................ 3,597 89,997
3,244,853
Total Common Stocks (Cost $13,489,137) 14,120,662
Total Investments (Cost $13,489,137) — 91.1% 14,120,662
Other assets in excess of liabilities — 8.9% 1,387,570
NET ASSETS - 100.00% $ 15,508,232
At September 30, 2024, the Fund's investments in foreign securities were 5.8% of net assets.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
NASDAQ 100 E-Mini Futures ......... 39 12/20/24 $ 15,415,147 $ 15,803,775 $ 388,628
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 60 12/20/24 $ 6,618,165 $ 6,747,600 $ (129,435)
E-Mini S&P 500 Futures .............. 47 12/20/24 13,372,260 13,663,487 (291,227)
$ (420,662)
Total unrealized appreciation $ 388,628
Total unrealized depreciation (420,662)
Total net unrealized appreciation (depreciation) $ (32,034)